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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-Q
        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03153

                           RUSSELL INVESTMENT COMPANY
               (Exact name of registrant as specified in charter)
                      909 A STREET, TACOMA WASHINGTON 98402
               (Address of principal executive offices) (Zip code)

                       GREG J. LYONS, ASSISTANT SECRETARY
                           RUSSELL INVESTMENT COMPANY
                                  909 A STREET
                            TACOMA, WASHINGTON 98402
                                  253-439-2406
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   253-572-9500
Date of fiscal year end:      OCTOBER 31
Date of reporting period:     November 30, 2006 -- January 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

TAX-MANAGED GLOBAL EQUITY FUND

[MOUNTAIN GRAPHIC]

2007 Quarterly Report

CLASS C AND S SHARES:

TAX-MANAGED GLOBAL EQUITY FUND

JANUARY 31, 2007

                                                                  [RUSSELL LOGO]

Russell Investment Company

Russell Investment Company is a series investment company with 34 different investment portfolios referred to as Funds. This Quarterly Report reports on one of these Funds.

Russell Investment Management Company*

Responsible for overall management and administration of the Funds.

* On July 1, 2006, Frank Russell Investment Management Company changed its name to Russell Investment Management Company.

                                  [BLANK PAGE]

                           Russell Investment Company

                         Tax-Managed Global Equity Fund

                                Quarterly Report

                          January 31, 2007 (Unaudited)

                               Table of Contents

                                                                            Page
Schedule of Investments..............................................         3

Notes to Quarterly Report............................................         4

Shareholder Requests for Additional Information......................         7

Russell Investment Company - Tax-Managed Global Equity Fund.

Copyright (c) Russell Investment Group 2007. All rights reserved.

Russell Investment Group is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

FUND OBJECTIVES, RISKS, CHARGES AND EXPENSES SHOULD BE CAREFULLY CONSIDERED BEFORE INVESTING. A PROSPECTUS CONTAINING THIS AND OTHER IMPORTANT INFORMATION MUST PRECEDE OR ACCOMPANY THIS MATERIAL. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

SECURITIES DISTRIBUTED THROUGH RUSSELL FUND DISTRIBUTORS, INC. MEMBER NASD, PART OF RUSSELL INVESTMENT GROUP.

Effective July 1, 2006 Frank Russell Investment Company changed its name to Russell Investment Company ("RIC"). RIC Funds are distributed by Russell Fund Distributors, Inc., and advised by Russell Investment Management Company ("RIMCo"). Effective July 1, 2006 RIMCo changed its name from Frank Russell Investment Management Company.

Russell Investment Group and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. Index performance is not indicative of the performance of any specific investment. Indexes are not managed and may not be invested in directly.

RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 99.8%
Other Russell Investment Company Series Mutual
   Funds - Class S Shares

Domestic Equities - 74.9%
Quantitative Equity Fund                              203,753           8,513
Tax-Managed Large Cap Fund                          2,009,629          42,544
Tax-Managed Mid & Small Cap Fund                      867,843          12,749
                                                                 ------------
                                                                       63,806
                                                                 ------------

International Equities - 24.9%
Emerging Markets Fund                                 206,398           4,241
International Securities Fund                         221,932          16,929
                                                                 ------------
                                                                       21,170
                                                                 ------------

TOTAL INVESTMENTS - 99.8%
(identified cost $58,533)                                              84,976

OTHER ASSETS AND LIABILITIES,
NET - 0.2%                                                                161
                                                                 ------------

NET ASSETS - 100.0%                                                    85,137
                                                                 ============

            See accompanying notes which are an integral part of the schedule of investments.

                                                      Schedule of Investments  3

RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

NOTES TO QUARTERLY REPORT -- JANUARY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Russell Investment Company (the "Investment Company" or "RIC") is a series investment company with 34 different investment portfolios referred to as Funds. This Quarterly Report reports on one of these Funds (the "Fund"). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002. The Investment Company's master trust agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

   On July 1, 2006, Frank Russell Investment Company changed its name to Russell Investment Company and Frank Russell Investment Management Company changed its name to Russell Investment Management Company ("RIMCo").

   The Fund allocates its assets by investing in the Class S shares of several other RIC funds (the "Underlying Funds"). RIMCo, the Fund's investment adviser, may modify the target asset allocation for the Fund and modify the selection of Underlying Funds for the Fund from time to time. Also, from time to time, the Fund may adjust its investments within set limits based on RIMCo's outlook for the economy, financial markets generally and relative market valuation of the asset classes represented by each Underlying Fund. Additionally, the Fund may deviate from set limits when, in RIMCo's opinion, it is necessary to do so to pursue the Fund's investment objective. In the future, the Fund may also invest in other funds which are not currently Underlying Funds.

                                            ASSET ALLOCATION
       ASSET CLASS/UNDERLYING FUNDS             TARGETS
------------------------------------------------------------
   Equities
      US Equities
         Tax-Managed Large Cap Fund                50%
         Tax-Managed Mid & Small Cap Fund          15
         Quantitative Equity Fund                  10
      International Equities
         International Securities Fund             20
         Emerging Markets Fund                      5
                                                  ---
                                                  100

   Investment Objectives of the Underlying Funds:

   Tax-Managed Large Cap Fund

   Seeks to provide long term capital growth on an after-tax basis.

   Tax-Managed Mid & Small Cap Fund

   Seeks to provide long term capital growth on an after-tax basis.

   Quantitative Equity Fund

   Seeks to provide long term capital growth.

   International Securities Fund

   Seeks to provide long term capital growth.

   Emerging Markets Fund

   Seeks to provide long term capital growth.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment

 4  Notes to Quarterly Report

RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   companies. The presentation of the schedule of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

   Security Valuation

   The Fund values its portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

   The Underlying Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days at the time of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for fund administration of the Securities Valuation Procedures to RIMC.

   Ordinarily, the Underlying Funds value each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Underlying Fund securities are valued at the close of the market on which they are traded as follows:

   - US listed equities; equity and fixed income options: Last sale price; last bid price if no last sale price;

   - US over-the-counter equities: Official closing price; last bid price if no closing price;

   - Listed ADRs/GDRs: Last sale price; last bid price if no sales;

   - Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

   - Futures: Settlement price.

   - Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier.

   - The value of swap agreements are equal to the Funds' obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

   - Equity securities traded on a national securities foreign exchange or an over the counter market (foreign or domestic) are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

   If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Underlying Funds will use the security's fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Fair Value Procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market on which they are traded, but rather may be priced by another method that the Funds' Board of Trustees believes reflects fair value. The use of fair value pricing by an Underlying Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Underlying Fund shares and daily movement of the benchmark index if the index is valued using another pricing method.

   This policy is intended to assure that the Underlying Funds' net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Underlying Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Underlying Fund shares is determined may be reflected in the calculation of net asset values for each applicable Underlying Fund (and each Fund which invests in such Underlying Fund) when the Underlying Funds deem that the particular event or circumstance would materially affect such Underlying Fund's net asset value. Underlying Funds that invest primarily in frequently traded exchange listed securities will

                                                    Notes to Quarterly Report  5

RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Underlying Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Underlying Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the US securities market (defined in the Fair Value Procedures as the movement by any two of four major US Indexes greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

   Because foreign securities can trade on non-business days, the net asset value of a Fund's portfolio that includes an Underlying Fund which invests in foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

   In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosure.

   Investment Transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

   Investment Income

   Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

   Guarantees

   In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

3. FEDERAL INCOME TAXES

   At January 31, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

   Cost of Investments                      $     71,134,875
                                            ================
   Unrealized Appreciation                  $     13,840,783
   Unrealized Depreciation                                --
                                            ----------------
   Net Unrealized Appreciation
     (Depreciation)                         $     13,840,783
                                            ================

 6  Notes to Quarterly Report

RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

SHAREHOLDER REQUESTS FOR ADDITIONAL INFORMATION -- JANUARY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   As a courtesy to Fund shareholders, a complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, and (iv) at the Securities and Exchange Commission's public reference room.

   The Board has delegated to RIMCo, as RIC's investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee ("Committee") and has adopted written proxy voting policies and procedures ("P&P") and proxy voting guidelines ("Guidelines"). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. A description of the P&P, Guidelines and Portfolio Holdings Disclosure Policy are contained in the Funds' Statement of Additional Information ("SAI"). The SAI is available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, and
   (iii) on the Securities and Exchange Commission's website at www.sec.gov.

   Financial Statements of the Underlying Funds can be obtained at no charge by calling the Fund at (800) 787-7354.

   To reduce expenses, we may mail only one copy of the Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 787-7354 or contact your financial institution and we will begin sending you individual copies thirty days after receiving your request.

   If you wish to receive the Fund's prospectus and each annual and semi-annual report electronically, please call us at (800) 787-7354 or contact your financial institution.

                              Shareholder Requests for Additional Information  7

[RUSSELL LOGO]

Russell Investment Company
909 A Street
Tacoma, Washington 98402
253-627-7001
800-787-7354
Fax: 253-591-3495
www.russell.com

                                                             36-08-092 (7 01/07)

LIFEPOINTS(R) FUNDS

[MOUNTAIN GRAPHIC]

2007 Quarterly Report

CLASS A, C, E, R1, R2, R3*, AND S SHARES:

EQUITY GROWTH STRATEGY FUND

(Effective July 1, 2006, the Fund changed its name from Equity Aggressive Strategy Fund.)

GROWTH STRATEGY FUND

(Effective July 1, 2006, the Fund changed its name from Aggressive Strategy
Fund.)

BALANCED STRATEGY FUND

MODERATE STRATEGY FUND

CONSERVATIVE STRATEGY FUND


CLASS A, E, R1, R2, R3*, AND S SHARES:

2010 STRATEGY FUND

2020 STRATEGY FUND

2030 STRATEGY FUND

2040 STRATEGY FUND



JANUARY 31, 2007

* Effective March 1, 2006, Class D Shares of these Funds were redesignated Class R3 Shares.

                                                                  [RUSSELL LOGO]

Russell Investment Company

Russell Investment Company is a series investment company with 34 different investment portfolios referred to as Funds. This Quarterly Report reports on nine of these Funds.

Russell Investment Management Company*

Responsible for overall management and administration of the Funds.

* On July 1, 2006, Frank Russell Investment Management Company changed its name to Russell Investment Management Company.

                                  [Blank Page]

                           Russell Investment Company

                              LifePoints(R) Funds

                                Quarterly Report

                          January 31, 2007 (Unaudited)

                               Table of Contents

                                                                            Page
Equity Growth Strategy Fund..........................................         3

Growth Strategy Fund.................................................         4

Balanced Strategy Fund...............................................         5

Moderate Strategy Fund...............................................         6

Conservative Strategy Fund...........................................         7

2010 Strategy Fund...................................................         8

2020 Strategy Fund...................................................         9

2030 Strategy Fund...................................................        10

2040 Strategy Fund...................................................        11

Notes to Quarterly Report............................................        12

Shareholder Requests for Additional Information......................        17

Russell Investment Company - LifePoints(R) Funds.

Copyright (c) Russell Investment Group 2007. All rights reserved.

Russell Investment Group is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

FUND OBJECTIVES, RISKS, CHARGES AND EXPENSES SHOULD BE CAREFULLY CONSIDERED BEFORE INVESTING. A PROSPECTUS CONTAINING THIS AND OTHER IMPORTANT INFORMATION MUST PRECEDE OR ACCOMPANY THIS MATERIAL. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

SECURITIES DISTRIBUTED THROUGH RUSSELL FUND DISTRIBUTORS, INC. MEMBER NASD, PART OF RUSSELL INVESTMENT GROUP.

Effective July 1, 2006 Frank Russell Investment Company changed its name to Russell Investment Company ("RIC"). RIC Funds are distributed by Russell Fund Distributors, Inc., and advised by Russell Investment Management Company ("RIMCo"). Effective July 1, 2006 RIMCo changed its name from Frank Russell Investment Management Company.

Russell Investment Group and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. Index performance is not indicative of the performance of any specific investment. Indexes are not managed and may not be invested in directly.

RUSSELL INVESTMENT COMPANY
EQUITY GROWTH STRATEGY FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 99.8%
Other Russell Investment Company Series Mutual
   Funds - Class S Shares

Domestic Equities - 71.0%
Diversified Equity Fund                            10,541,113         520,415
Quantitative Equity Fund                           12,456,791         520,445
Real Estate Securities Fund                         2,205,285         131,038
Special Growth Fund                                 2,080,844         107,767
                                                                 ------------
                                                                    1,279,665
                                                                 ------------

International Equities - 28.8%
International Securities Fund                       5,621,580         428,814
Emerging Markets Fund                               4,348,221          89,355
                                                                 ------------
                                                                      518,169
                                                                 ------------

TOTAL INVESTMENTS - 99.8%
(identified cost $1,459,048)                                        1,797,834

OTHER ASSETS AND LIABILITIES, NET - 0.2%                                4,016
                                                                 ------------

NET ASSETS - 100.0%                                                 1,801,850
                                                                 ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                  Equity Growth Strategy Fund  3

RUSSELL INVESTMENT COMPANY
GROWTH STRATEGY FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 99.8%
Other Russell Investment Company Series Mutual
   Funds - Class S Shares

Bonds - 19.8%
Multistrategy Bond Fund                            70,472,209         725,159
                                                                 ------------

Domestic Equities - 57.2%
Diversified Equity Fund                            17,023,157         840,433
Quantitative Equity Fund                           20,133,570         841,180
Real Estate Securities Fund                         3,876,075         230,316
Special Growth Fund                                 3,548,398         183,772
                                                                 ------------
                                                                    2,095,701
                                                                 ------------

International Equities - 22.8%
International Securities Fund                       9,046,178         690,043
Emerging Markets Fund                               7,079,222         145,478
                                                                 ------------
                                                                      835,521
                                                                 ------------

TOTAL INVESTMENTS - 99.8%
(identified cost $3,101,891)                                        3,656,381

OTHER ASSETS AND LIABILITIES,
NET - 0.2%                                                              8,410
                                                                 ------------

NET ASSETS - 100.0%                                                 3,664,791
                                                                 ============

See accompanying notes which are an integral part of the schedules of investments.

 4  Growth Strategy Fund

RUSSELL INVESTMENT COMPANY
BALANCED STRATEGY FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 99.8%
Other Russell Investment Company Series Mutual
   Funds - Class S Shares

Bonds - 39.6%
Diversified Bond Fund                              44,256,036       1,024,970
Multistrategy Bond Fund                            99,693,624       1,025,847
                                                                 ------------
                                                                    2,050,817
                                                                 ------------

Domestic Equities - 41.3%
Diversified Equity Fund                            16,782,715         828,563
Quantitative Equity Fund                           19,866,046         830,003
Real Estate Securities Fund                         4,638,056         275,593
Special Growth Fund                                 4,029,592         208,693
                                                                 ------------
                                                                    2,142,852
                                                                 ------------

International Equities - 18.9%
Emerging Markets Fund                               7,586,369         155,900
International Securities Fund                      10,834,592         826,463
                                                                 ------------
                                                                      982,363
                                                                 ------------

TOTAL INVESTMENTS - 99.8%
(identified cost $4,477,796)                                        5,176,032

OTHER ASSETS AND LIABILITIES, NET - 0.2%                                9,006
                                                                 ------------

NET ASSETS - 100.0%                                                 5,185,038
                                                                 ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                       Balanced Strategy Fund  5

RUSSELL INVESTMENT COMPANY
MODERATE STRATEGY FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 99.9%
Other Russell Investment Company Series Mutual
   Funds - Class S Shares

Bonds - 59.7%
Diversified Bond Fund                              13,282,928         307,632
Short Duration Bond Fund                           20,175,728         375,672
                                                                 ------------
                                                                      683,304
                                                                 ------------

Domestic Equities - 29.2%
Diversified Equity Fund                             2,557,702         126,274
Quantitative Equity Fund                            3,022,562         126,283
Real Estate Securities Fund                           799,385          47,499
Special Growth Fund                                   667,779          34,585
                                                                 ------------
                                                                      334,641
                                                                 ------------

International Equities - 11.0%
International Securities Fund                       1,646,817         125,619
                                                                 ------------

TOTAL INVESTMENTS - 99.9%
(identified cost $1,027,929)                                        1,143,564

OTHER ASSETS AND LIABILITIES, NET - 0.1%                                  577
                                                                 ------------

NET ASSETS - 100.0%                                                 1,144,141
                                                                 ============

See accompanying notes which are an integral part of the schedules of investments.

 6  Moderate Strategy Fund

RUSSELL INVESTMENT COMPANY
CONSERVATIVE STRATEGY FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 99.9%
Other Russell Investment Company
   Series Mutual Funds - Class S
   Shares

Bonds - 79.9%
Diversified Bond Fund                               4,306,316          99,734
Short Duration Bond Fund                           14,121,152         262,936
                                                                 ------------
                                                                      362,670
                                                                 ------------

Domestic Equities - 17.0%
Diversified Equity Fund                               642,772          31,734
Quantitative Equity Fund                              759,541          31,734
Real Estate Securities Fund                           228,881          13,600
                                                                 ------------
                                                                       77,068
                                                                 ------------

International Equities - 3.0%
International Securities Fund                         178,292          13,600
                                                                 ------------

TOTAL INVESTMENTS - 99.9%
(identified cost $423,648)                                            453,338

OTHER ASSETS AND LIABILITIES, NET - 0.1%                                  293
                                                                 ------------

NET ASSETS - 100.0%                                                   453,631
                                                                 ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                   Conservative Strategy Fund  7

RUSSELL INVESTMENT COMPANY
2010 STRATEGY FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 99.2%
Other Russell Investment Company
   Series Mutual Funds - Class S
   Shares

Bonds - 61.3%
Diversified Bond Fund                                 187,291           4,338
Short Duration Bond Fund                              311,629           5,802
                                                                 ------------
                                                                       10,140
                                                                 ------------

Domestic Equities - 27.8%
Diversified Equity Fund                                35,437           1,750
Quantitative Equity Fund                               41,891           1,750
Real Estate Securities Fund                            10,858             645
Special Growth Fund                                     8,583             445
                                                                 ------------
                                                                        4,590
                                                                 ------------

International Equities - 10.1%
International Securities Fund                          21,923           1,672
                                                                 ------------

TOTAL INVESTMENTS - 99.2%
(identified cost $16,040)                                              16,402

OTHER ASSETS AND LIABILITIES, NET - 0.8%                                  130
                                                                 ------------

NET ASSETS - 100.0%                                                    16,532
                                                                 ============

See accompanying notes which are an integral part of the schedules of investments.

 8  2010 Strategy Fund

RUSSELL INVESTMENT COMPANY
2020 STRATEGY FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 99.4%
Other Russell Investment Company
   Series Mutual Funds - Class S
   Shares

Bonds - 38.6%
Diversified Bond Fund                                 389,406           9,018
Multistrategy Bond Fund                               922,847           9,496
                                                                 ------------
                                                                       18,514
                                                                 ------------

Domestic Equities - 41.7%
Diversified Equity Fund                               158,392           7,820
Quantitative Equity Fund                              187,166           7,820
Real Estate Securities Fund                            40,837           2,426
Special Growth Fund                                    37,356           1,935
                                                                 ------------
                                                                       20,001
                                                                 ------------

International Equities - 19.1%
International Securities Fund                         100,667           7,679
Emerging Markets Fund                                  70,388           1,447
                                                                 ------------
                                                                        9,126
                                                                 ------------

TOTAL INVESTMENTS - 99.4%
(identified cost $46,549)                                              47,641

OTHER ASSETS AND LIABILITIES, NET - 0.6%                                  285
                                                                 ------------

NET ASSETS - 100.0%                                                    47,926
                                                                 ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                           2020 Strategy Fund  9

RUSSELL INVESTMENT COMPANY
2030 STRATEGY FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 99.1%
Other Russell Investment Company
   Series Mutual Funds - Class S
   Shares

Bonds - 5.9%
Multistrategy Bond Fund                               170,550           1,755
                                                                 ------------

Domestic Equities - 66.4%
Diversified Equity Fund                               162,303           8,013
Quantitative Equity Fund                              191,762           8,012
Real Estate Securities Fund                            33,733           2,004
Special Growth Fund                                    32,471           1,682
                                                                 ------------
                                                                       19,711
                                                                 ------------

International Equities - 26.8%
International Securities Fund                          86,319           6,584
Emerging Markets Fund                                  66,981           1,377
                                                                 ------------
                                                                        7,961
                                                                 ------------

TOTAL INVESTMENTS - 99.1%
(identified cost $28,318)                                              29,427

OTHER ASSETS AND LIABILITIES, NET - 0.9%                                  263
                                                                 ------------

NET ASSETS - 100.0%                                                    29,690
                                                                 ============

See accompanying notes which are an integral part of the schedules of investments.

 10  2030 Strategy Fund

RUSSELL INVESTMENT COMPANY
2040 STRATEGY FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 99.1%
Other Russell Investment Company
   Series Mutual Funds - Class S
   Shares

Domestic Equities - 70.4%
Diversified Equity Fund                               118,668           5,858
Quantitative Equity Fund                              140,206           5,858
Real Estate Securities Fund                            23,961           1,424
Special Growth Fund                                    23,408           1,212
                                                                 ------------
                                                                       14,352
                                                                 ------------

International Equities - 28.7%
International Securities Fund                          63,429           4,839
Emerging Markets Fund                                  49,082           1,009
                                                                 ------------
                                                                        5,848
                                                                 ------------

TOTAL INVESTMENTS - 99.1%
(identified cost $19,190)                                              20,200

OTHER ASSETS AND LIABILITIES, NET - 0.9%                                  178
                                                                 ------------

NET ASSETS - 100.0%                                                    20,378
                                                                 ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                          2040 Strategy Fund  11

RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO QUARTERLY REPORT -- JANUARY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Russell Investment Company (the "Investment Company" or "RIC") is a series investment company with 34 different investment portfolios referred to as Funds. This Quarterly Report reports on nine of these Funds (the "Funds"). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002. The Investment Company's master trust agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

   Effective March 1, 2006, Class D Shares of the Funds were re-designated Class R3 Shares.

   On July 1, 2006, the Aggressive Strategy Fund changed its name to the Growth Strategy Fund and the Equity Aggressive Strategy Fund changed its name to the Equity Growth Strategy Fund.

   On July 1, 2006, Frank Russell Investment Company changed its name to Russell Investment Company and Frank Russell Investment Management Company changed its name to Russell Investment Management Company ("RIMCo").

   Each of the Funds listed in the table below allocates its assets by investing in a combination of Class S shares of other of the Investment Company's Funds (the "Underlying Funds"). RIMCo, the Funds' investment adviser, may modify the target asset allocation for any Fund and modify the selection of Underlying Funds for any Fund from time to time. From time to time, each Fund may adjust its investments within set limits based on RIMCo's outlook for the economy, financial markets generally and relative to market valuation of the asset classes represented by each Underlying Fund. Additionally, each Fund may deviate from set limits when, in RIMCo's opinion, it is necessary to do so to pursue the Fund's investment objective. In the future, the Funds may also invest in other funds which are not currently Underlying Funds.

                                                         ASSET ALLOCATION TARGETS AS OF JANUARY 31, 2007
                                -------------------------------------------------------------------------------------------------
                                  EQUITY GROWTH          GROWTH             BALANCED            MODERATE          CONSERVATIVE
 ASSET CLASS/UNDERLYING FUNDS     STRATEGY FUND       STRATEGY FUND       STRATEGY FUND       STRATEGY FUND       STRATEGY FUND
---------------------------------------------------------------------------------------------------------------------------------
   Equities
      US Equities
         Diversified Equity
            Fund                        29%                 23%                 16%                 11%                  7%
         Special Growth Fund             6                   5                   4                   3                  --
         Quantitative Equity
            Fund                        29                  23                  16                  11                   7
         Real Estate
            Securities Fund              7                   6                   5                   4                   3
      International Equities
         International
            Securities Fund             24                  19                  16                  11                   3
         Emerging Markets Fund           5                   4                   3                  --                  --
   Bonds
         Diversified Bond Fund          --                  --                  20                  27                  22
         Short Duration Bond
            Fund                        --                  --                  --                  33                  58
         Multistrategy Bond
            Fund                        --                  20                  20                  --                  --
                                       ---                 ---                 ---                 ---                 ---
                                       100                 100                 100                 100                 100

 12  Notes to Quarterly Report

RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   Each of the Funds listed in the table below allocates its assets by investing in a combination of Class S of the Underlying Funds. The allocation of these Funds' assets to the Underlying Funds in which it invests will become more conservative over time. Currently, RIMCo will manage each Fund according to its target asset allocation strategy and will not trade actively among Underlying Funds or attempt to capture short-term market opportunities. However, from time to time, RIMCo expects to modify the target asset allocation for any Fund and/or the Underlying Funds in which a Fund invests. In addition, the Funds may in the future invest in other funds which are not currently Underlying Funds.

                                                               ASSET ALLOCATION TARGETS AS OF JANUARY 31, 2007
                                                -----------------------------------------------------------------------------
                                                      2010                2020                2030                2040
         ASSET CLASS/UNDERLYING FUNDS             STRATEGY FUND       STRATEGY FUND       STRATEGY FUND       STRATEGY FUND
-----------------------------------------------------------------------------------------------------------------------------
   Equities
      US Equities
         Diversified Equity Fund                        11%                 17%                 27%                 29%
         Special Growth Fund                             3                   4                   6                   6
         Quantitative Equity Fund                       11                  17                  27                  29
         Real Estate Securities Fund                     4                   5                   7                   7
      International Equities
         International Securities Fund                  10                  16                  22                  24
         Emerging Markets Fund                          --                   3                   5                   5
   Bonds
         Diversified Bond Fund                          26                  18                  --                  --
         Short Duration Bond Fund                       35                  --                  --                  --
         Multistrategy Bond Fund                        --                  20                   6                  --
                                                       ---                 ---                 ---                 ---
                                                       100                 100                 100                 100

   Investment Objectives of the Underlying Funds:

   Diversified Equity Fund

   Seeks to provide long term capital growth.

   Special Growth Fund

   Seeks to provide long term capital growth.

   Quantitative Equity Fund

   Seeks to provide long term capital growth.

   Real Estate Securities Fund

   Seeks to provide current income and long term capital growth.

   International Securities Fund

   Seeks to provide long term capital growth.

   Emerging Markets Fund

   Seeks to provide long term capital growth.

   Diversified Bond Fund

   Seeks to provide current income and the preservation of capital.

   Short Duration Bond Fund

   Seeks to provide current income and preservation of capital with a focus on short duration securities.

                                                   Notes to Quarterly Report  13

RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   Multistrategy Bond Fund

   Seeks to provide current income and capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of these schedules of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

   Security Valuation

   The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

   The Underlying Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days at the time of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the Securities Valuation Procedures to RIMCo.

   Ordinarily, the Underlying Funds value each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Underlying Fund securities are valued at the close of the market on which they are traded as follows:

   - US listed equities; equity and fixed income options: Last sale price; last bid price if no last sale;

   - US over-the-counter equities: Official closing price; last bid price if no closing price;

   - Listed ADRs/GDRs: Last sale price; last bid price if no sales;

   - Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

   - Futures: Settlement price.

   - Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier.

   - The value of swap agreements are equal to the Funds' obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

   - Equity securities traded on a national securities foreign exchange or an over the counter market (foreign or domestic) are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

   If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Underlying Funds will use the security's fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Fair Value Procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market on which they are traded, but rather may be priced by another method that the Funds' Board of Trustees believes reflects fair value. The use of fair value pricing by an Underlying Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Underlying Fund shares and daily movement of the benchmark index if the index is valued using another pricing method.

 14  Notes to Quarterly Report

RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   This policy is intended to assure that the Underlying Funds' net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Underlying Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Underlying Fund shares is determined may be reflected in the calculation of net asset values for each applicable Underlying Fund (and each Fund which invests in such Underlying Fund) when the Underlying Funds deem that the particular event or circumstance would materially affect such Underlying Fund's net asset value. Underlying Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Underlying Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Underlying Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the US securities market (defined in the Fair Value Procedures as the movement by any two of four major US Indexes greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

   Because foreign securities can trade on non-business days, the net asset value of a Fund's portfolio that includes an Underlying Fund which invests in foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

   In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds financial statement disclosure.

   Investment Transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

   Investment Income

   Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

   Guarantees

   In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. FEDERAL INCOME TAXES

   For the period ended January 31, 2007, the cost of investments, net unrealized appreciation (depreciation), for income tax purposes were as follows:

                                          EQUITY             GROWTH            BALANCED           MODERATE         CONSERVATIVE
                                     GROWTH STRATEGY        STRATEGY           STRATEGY           STRATEGY           STRATEGY
   ------------------------------------------------------------------------------------------------------------------------------
   Cost of Investments               $  1,515,415,129   $  3,131,992,092   $  4,540,075,855   $  1,039,042,408   $    426,177,946
                                     ================   ================   ================   ================   ================
   Unrealized Appreciation           $    282,419,362   $    526,265,512   $    649,454,200   $    112,829,254   $     32,355,884
   Unrealized Depreciation                         --         (1,876,415)       (13,498,383)        (8,307,641)        (5,196,169)
                                     ----------------   ----------------   ----------------   ----------------   ----------------
   Net Unrealized Appreciation
     (Depreciation)                  $    282,419,362   $    524,389,097   $    635,955,817   $    104,521,613   $     27,159,715
                                     ================   ================   ================   ================   ================

                                                   Notes to Quarterly Report  15

RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

                                                  2010               2020               2030               2040
                                                STRATEGY           STRATEGY           STRATEGY           STRATEGY
   ------------------------------------------------------------------------------------------------------------------
   Cost of Investments                      $     16,086,388   $     46,703,489   $     28,368,037   $     19,217,656
                                            ================   ================   ================   ================
   Unrealized Appreciation                  $        343,434   $        983,866   $      1,083,476   $        995,965
   Unrealized Depreciation                           (27,906)           (46,514)           (24,882)           (14,043)
                                            ----------------   ----------------   ----------------   ----------------
   Net Unrealized Appreciation
     (Depreciation)                         $        315,528   $        937,352   $      1,058,594   $        981,922
                                            ================   ================   ================   ================

 16  Notes to Quarterly Report

RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

SHAREHOLDER REQUESTS FOR ADDITIONAL INFORMATION -- JANUARY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
As a courtesy to Fund shareholders, a complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, and (iv) at the Securities and Exchange Commission's public reference room.

The Board has delegated to RIMCo, as RIC's investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee ("Committee") and has adopted written proxy voting policies and procedures ("P&P") and proxy voting guidelines ("Guidelines"). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. A description of the P&P, Guidelines and Portfolio Holdings Disclosure Policy are contained in the Funds' Statement of Additional Information ("SAI"). The SAI is available (i) free of charge, upon request, by calling the Fund at
(800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

Financial Statements of the Underlying Funds can be obtained at no charge by calling the Fund at (800) 787-7354.

To reduce expenses, we may mail only one copy of the Funds' prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 787-7354 or contact your financial institution and we will begin sending you individual copies thirty days after receiving your request.

If you wish to receive the Funds' prospectus and each annual and semi-annual report electronically, please call us at (800) 787-7354 or contact your financial institution.

                             Shareholder Requests for Additional Information  17

[RUSSELL LOGO]

Russell Investment Company
909 A Street
Tacoma, Washington 98402
253-627-7001
800-787-7354
Fax: 253-591-3495
www.russell.com

                                                             36-08-071 (7 01/07)

RUSSELL FUNDS

[MOUNTAIN GRAPHIC]

2007 Quarterly Report

CLASS A AND B SHARES

RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND


JANUARY 31, 2007

                                                                  [RUSSELL LOGO]

Russell Investment Company

Russell Investment Company is a series investment company with 34 different investment portfolios referred to as Funds. This Quarterly Report reports on one of these Funds.

Russell Investment Management Company*

Responsible for overall management and administration of the Funds.

* On July 1, 2006, Frank Russell Investment Management Company changed its name to Russell Investment Management Company.

                                  [Blank Page]

                           Russell Investment Company

                 Russell Multi-Manager Principal Protected Fund

                                Quarterly Report

                          January 31, 2007 (Unaudited)

                               Table of Contents

                                                                            Page
Schedule of Investments..............................................         3

Notes to Schedule of Investments.....................................         7

Notes to Quarterly Report............................................         8

Shareholder Requests for Additional Information......................        12

Russell Investment Company - Russell Multi-Manager Principal Protected Fund.

Copyright (c) Russell Investment Group 2007. All rights reserved.

Russell Investment Group is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

FUND OBJECTIVES, RISKS, CHARGES AND EXPENSES SHOULD BE CAREFULLY CONSIDERED BEFORE INVESTING. A PROSPECTUS CONTAINING THIS AND OTHER IMPORTANT INFORMATION MUST PRECEDE OR ACCOMPANY THIS MATERIAL. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

SECURITIES DISTRIBUTED THROUGH RUSSELL FUND DISTRIBUTORS, INC. MEMBER NASD, PART OF RUSSELL INVESTMENT GROUP.

Effective July 1, 2006 Frank Russell Investment Company changed its name to Russell Investment Company ("RIC"). RIC Funds are distributed by Russell Fund Distributors, Inc., and advised by Russell Investment Management Company ("RIMCo"). Effective July 1, 2006 RIMCo changed its name from Frank Russell Investment Management Company.

Russell Investment Group and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. Index performance is not indicative of the performance of any specific investment. Indexes are not managed and may not be invested in directly.

RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 41.4%
Auto and Transportation - 1.3%
ArvinMeritor, Inc.                                        800              15
Burlington Northern Santa Fe Corp.                        100               8
Expeditors International Washington, Inc.                 900              38
FedEx Corp.                                             1,300             143
General Motors Corp.                                    2,000              66
Heartland Express, Inc.                                   500               8
Lear Corp.                                                500              17
Pacer International, Inc.                                 500              16
Tidewater, Inc.                                           600              31
TRW Automotive Holdings Corp. (AE)                        600              16
Union Pacific Corp.                                     1,700             172
                                                                 ------------
                                                                          530
                                                                 ------------
Consumer Discretionary - 6.5%
Aaron Rents, Inc.                                         500              15
Aeropostale, Inc. (AE)                                    500              18
American Eagle Outfitters, Inc.                           750              24
AnnTaylor Stores Corp. (AE)                             1,100              38
Barnes & Noble, Inc.                                      600              23
Belo Corp. Class A                                        900              17
Best Buy Co., Inc.                                      1,000              50
CBRL Group, Inc.                                           83               4
CBS Corp. Class B                                       5,200             162
CEC Entertainment, Inc. (AE)                              500              21
Chipotle Mexican Grill, Inc. Class B (AE)                 311              17
Circuit City Stores, Inc.                                 900              18
Coldwater Creek, Inc. (AE)                                500               9
Costco Wholesale Corp.                                  2,500             141
Darden Restaurants, Inc.                                1,800              71
Dick's Sporting Goods, Inc. (AE)                          500              26
Dolby Laboratories, Inc. Class A (AE)                     500              17
Dollar Tree Stores, Inc. (AE)                             800              25
DreamWorks Animation SKG, Inc. Class A (AE)               500              14
Dress Barn, Inc. (AE)                                   1,700              38
Family Dollar Stores, Inc.                              1,700              55
Foot Locker, Inc.                                       2,500              56
GameStop Corp. Class A (AE)                               500              27
Gannett Co., Inc.                                       1,700              99
Google, Inc. Class A (AE)                                 500             251
Group 1 Automotive, Inc.                                  500              27
Hasbro, Inc.                                            2,000              57
IKON Office Solutions, Inc.                               700              10
Insight Enterprises, Inc. (AE)                            500              10
International Game Technology                           1,500              65
Jack in the Box, Inc. (AE)                                500              31
Jarden Corp. (AE)                                         800              29
Jones Apparel Group, Inc.                               1,300              44
Limited Brands, Inc.                                    2,300              64

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Manpower, Inc.                                            300              22
Marriott International, Inc. Class A                    2,900             140
McClatchy Co. Class A                                     500              19
McDonald's Corp.                                        4,649             206
Men's Wearhouse, Inc. (The)                             1,000              43
Office Depot, Inc. (AE)                                 2,200              82
Rent-A-Center, Inc. Class A (AE)                          600              18
RR Donnelley & Sons Co.                                 1,200              45
Scholastic Corp. (AE)                                     500              18
Staples, Inc.                                           4,800             124
Starbucks Corp. (AE)                                    2,400              84
TJX Cos., Inc.                                          4,800             142
United Stationers, Inc. (AE)                              100               5
WESCO International, Inc. (AE)                            300              18
Wyndham Worldwide Corp. (AE)                            1,100              34
Yum! Brands, Inc.                                       1,800             108
                                                                 ------------
                                                                        2,681
                                                                 ------------

Consumer Staples - 1.3%
Del Monte Foods Co.                                     1,100              13
General Mills, Inc.                                     1,900             109
Hormel Foods Corp.                                        500              19
Kroger Co. (The)                                        2,500              64
McCormick & Co., Inc.                                     800              31
Molson Coors Brewing Co. Class B                          700              57
PepsiCo, Inc.                                           3,900             254
                                                                 ------------
                                                                          547
                                                                 ------------

Financial Services - 10.2%
American Home Mortgage Investment Corp. (o)               600              21
American International Group, Inc.                      2,400             164
Ameriprise Financial, Inc.                                700              41
Annaly Capital Management, Inc. (o)                       900              12
Apartment Investment & Management Co. Class A
   (o)                                                    900              56
Arthur J Gallagher & Co.                                  700              20
Automatic Data Processing, Inc.                         1,900              91
Bank of America Corp.                                   7,500             394
BB&T Corp.                                                200               9
CapitalSource, Inc. (o)                                 1,500              42
Cash America International, Inc.                          500              21
CB Richard Ellis Group, Inc. Class A (AE)                 100               4
CIT Group, Inc.                                         1,700             100
Citigroup, Inc.                                         8,200             452
Colonial BancGroup, Inc. (The)                            900              22

                                                      Schedule of Investments  3

RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Colonial Properties Trust (o)                             500              25
Corus Bankshares, Inc.                                  1,200              26
FelCor Lodging Trust, Inc. (o)                            700              16
Fiserv, Inc. (AE)                                         600              32
Global Payments, Inc.                                   1,600              61
Goldman Sachs Group, Inc.                               1,100             233
Hospitality Properties Trust (o)                          500              24
Huntington Bancshares, Inc.                             1,600              37
Lehman Brothers Holdings, Inc.                          1,900             156
Lincoln National Corp.                                  1,700             114
Mellon Financial Corp.                                  1,700              73
Metlife, Inc.                                           3,100             193
Moody's Corp.                                           1,000              72
Morgan Stanley                                          3,300             273
National Retail Properties, Inc. (o)                      600              14
Nationwide Financial Services, Inc.                       500              27
Nelnet, Inc. Class A (AE)                                 500              14
New Century Financial Corp. (o)                           900              27
New Plan Excel Realty Trust (o)                           700              20
Northern Trust Corp.                                    1,400              85
Odyssey Re Holdings Corp.                                 500              20
PNC Financial Services Group, Inc.                      2,200             162
Progressive Corp. (The)                                   900              21
Protective Life Corp.                                     500              25
Raymond James Financial, Inc.                             700              22
Redwood Trust, Inc. (o)                                   500              32
Regions Financial Corp.                                 1,817              66
Spirit Finance Corp. (o)                                  800              10
St. Paul Travelers Cos., Inc. (The)                     2,100             107
Stancorp Financial Group, Inc.                            500              24
State Street Corp.                                      1,800             128
TCF Financial Corp.                                       800              20
Thornburg Mortgage, Inc. (o)                              900              24
Wachovia Corp.                                          4,500             254
Wells Fargo & Co.                                       6,100             219
Wilmington Trust Corp.                                    500              21
WR Berkley Corp.                                        1,200              40
Zenith National Insurance Corp.                           500              23
                                                                 ------------
                                                                        4,189
                                                                 ------------

Health Care - 5.3%
Abbott Laboratories                                     2,800             148
Aetna, Inc.                                             1,400              59
Amgen, Inc. (AE)                                        3,100             218
Becton Dickinson & Co.                                  2,600             200
Biogen Idec, Inc. (AE)                                  1,900              92
Cephalon, Inc. (AE)                                       900              65
Express Scripts, Inc. Class A (AE)                        500              35
Health Net, Inc. (AE)                                   1,000              49
Healthspring, Inc. (AE)                                   600              12
Humana, Inc. (AE)                                         600              33
Johnson & Johnson                                       5,200             347
King Pharmaceuticals, Inc. (AE)                         2,500              45

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LifePoint Hospitals, Inc. (AE)                            700              24
Medicines Co. (The) (AE)                                  500              15
Merck & Co., Inc.                                       4,900             219
Millennium Pharmaceuticals, Inc. (AE)                   1,600              18
Mylan Laboratories, Inc.                                2,100              46
Schering-Plough Corp.                                   6,500             163
Universal Health Services, Inc. Class B                   700              41
WellCare Health Plans, Inc. (AE)                          100               8
WellPoint, Inc. (AE)                                    2,400             188
Wyeth                                                   3,400             168
                                                                 ------------
                                                                        2,193
                                                                 ------------

Integrated Oils - 1.7%
ConocoPhillips                                          4,200             279
Exxon Mobil Corp.                                       3,000             223
Occidental Petroleum Corp.                              3,800             176
                                                                 ------------
                                                                          678
                                                                 ------------

Materials and Processing - 3.0%
Acuity Brands, Inc.                                       500              29
Archer-Daniels-Midland Co.                              3,700             118
Celanese Corp. Class A                                  1,100              29
Cytec Industries, Inc.                                    500              29
Dow Chemical Co. (The)                                  4,200             174
Eastman Chemical Co.                                      800              47
FMC Corp.                                                 500              39
Freeport-McMoRan Copper & Gold, Inc. Class B            2,100             121
Hercules, Inc. (AE)                                     1,100              22
Huntsman Corp. (AE)                                       900              19
Jacobs Engineering Group, Inc. (AE)                       500              45
Masco Corp.                                             2,100              67
MeadWestvaco Corp.                                      1,300              39
Mueller Industries, Inc.                                  500              16
Olin Corp.                                                600              10
OM Group, Inc. (AE)                                       600              29
Packaging Corp. of America                                500              11
PPG Industries, Inc.                                    1,300              86
Quanex Corp.                                              400              16
Rohm & Haas Co.                                         1,800              94
Timken Co.                                              1,200              34
United States Steel Corp.                                 800              67
URS Corp. (AE)                                            500              22
USG Corp. (AE)                                            700              38
Westlake Chemical Corp.                                   600              20
                                                                 ------------
                                                                        1,221
                                                                 ------------

 4  Schedule of Investments

RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Miscellaneous - 0.6%
Eaton Corp.                                               300              23
General Electric Co.                                    3,400             123
ITT Corp.                                               1,400              83
Johnson Controls, Inc.                                    300              28
                                                                 ------------
                                                                          257
                                                                 ------------

Other Energy - 2.6%
Alon USA Energy, Inc.                                     500              13
Anadarko Petroleum Corp.                                2,300             101
Cameron International Corp. (AE)                        1,500              79
Chesapeake Energy Corp.                                 3,000              89
Complete Production Services, Inc. (AE)                   500              10
Devon Energy Corp.                                      2,100             147
Frontier Oil Corp.                                      1,300              37
Global Industries, Ltd. (AE)                            1,500              20
Helmerich & Payne, Inc.                                 1,400              38
Newfield Exploration Co. (AE)                           1,500              64
St. Mary Land & Exploration Co.                           600              22
Sunoco, Inc.                                            1,600             101
Superior Energy Services, Inc. (AE)                       800              24
Tesoro Corp.                                            1,000              82
Valero Energy Corp.                                     3,100             168
W&T Offshore, Inc.                                        400              12
Western Refining, Inc.                                    500              14
Whiting Petroleum Corp. (AE)                              100               5
XTO Energy, Inc.                                        1,000              50
                                                                 ------------
                                                                        1,076
                                                                 ------------

Producer Durables - 2.7%
Andrew Corp. (AE)                                       1,000              11
Cummins, Inc.                                             500              67
Emerson Electric Co.                                    3,600             162
Gardner Denver, Inc. (AE)                               1,000              39
Goodrich Corp.                                            800              39
KB Home                                                 1,000              54
Lam Research Corp. (AE)                                 1,500              69
Lockheed Martin Corp.                                   1,900             185
Manitowoc Co., Inc. (The)                               1,500              78
MDC Holdings, Inc.                                        500              29
Meritage Homes Corp. (AE)                                 500              22
Mettler Toledo International, Inc. (AE)                   500              41
MKS Instruments, Inc. (AE)                                500              11
Molex, Inc.                                             1,100              32
Parker Hannifin Corp.                                     800              66
Pulte Homes, Inc.                                       1,600              55
Standard-Pacific Corp.                                  1,000              28
Technitrol, Inc.                                          500              11
Teradyne, Inc. (AE)                                     1,900              28

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Toll Brothers, Inc. (AE)                                  800              27
Waters Corp. (AE)                                         800              45
                                                                 ------------
                                                                        1,099
                                                                 ------------

Technology - 4.4%
3Com Corp. (AE)                                         1,600               6
Altera Corp. (AE)                                       4,100              82
Anixter International, Inc. (AE)                          600              33
Arrow Electronics, Inc. (AE)                            1,300              46
Atmel Corp. (AE)                                        2,000              12
Avaya, Inc. (AE)                                        1,800              23
Avnet, Inc. (AE)                                        1,700              53
AVX Corp.                                                 500               7
Benchmark Electronics, Inc. (AE)                          600              14
Blackbaud, Inc.                                           500              12
BMC Software, Inc. (AE)                                 1,900              65
Brocade Communications Systems, Inc. (AE)               2,900              25
Cadence Design Systems, Inc. (AE)                       2,600              49
Ciena Corp. (AE)                                          900              25
Coherent, Inc. (AE)                                       500              15
Computer Sciences Corp. (AE)                            1,300              68
Cypress Semiconductor Corp. (AE)                        1,300              24
Dell, Inc. (AE)                                         7,800             189
Hewlett-Packard Co.                                     6,200             268
Ingram Micro, Inc. Class A (AE)                         1,000              20
Integrated Device Technology, Inc. (AE)                 2,800              42
International Business Machines Corp.                   3,200             317
Intersil Corp. Class A                                    500              12
Komag, Inc. (AE)                                          100               3
LSI Logic Corp. (AE)                                    4,100              39
McAfee, Inc. (AE)                                         700              21
PerkinElmer, Inc.                                         900              22
RealNetworks, Inc. (AE)                                 1,400              15
Sanmina-SCI Corp. (AE)                                  3,100              11
Synopsys, Inc. (AE)                                     2,000              53
Tellabs, Inc. (AE)                                      4,800              48
Unisys Corp. (AE)                                       3,800              33
Utstarcom, Inc. (AE)                                    2,500              22
VeriSign, Inc. (AE)                                     1,100              26
Vishay Intertechnology, Inc. (AE)                       2,400              32
Western Digital Corp. (AE)                              3,300              65
                                                                 ------------
                                                                        1,797
                                                                 ------------

Utilities - 1.8%
American Electric Power Co., Inc.                       1,600              70
AT&T, Inc.                                              1,192              45
Atmos Energy Corp.                                        500              16
DTE Energy Co.                                          1,300              60

                                                      Schedule of Investments  5

RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Edison International                                    2,000              90
Embarq Corp.                                              800              44
Golden Telecom, Inc.                                      400              21
Idacorp, Inc.                                             500              18
Northeast Utilities                                     1,200              33
Pepco Holdings, Inc.                                      800              20
Verizon Communications, Inc.                            6,800             262
WGL Holdings, Inc.                                        400              14
Windstream Corp. (AE)                                   3,900              58
                                                                 ------------
                                                                          750
                                                                 ------------

TOTAL COMMON STOCKS
(cost $15,217)                                                         17,019
                                                                 ------------

LONG-TERM DEBT OBLIGATIONS - 52.3%
United States Government Treasuries - 52.3%
United States Treasury
   Principal Only STRIP
   Zero Coupon due 02/15/08                            18,030          17,118
   Zero Coupon due 05/15/08                             4,620           4,334
                                                                 ------------

TOTAL LONG-TERM DEBT OBLIGATIONS
(cost $21,492)                                                         21,452
                                                                 ------------

SHORT-TERM INVESTMENTS - 6.4%
Russell Investment Company
   Money Market Fund                                  592,000             592
Russell Investment Company US Government Money
   Market Fund                                      1,914,000           1,914
United States Treasury Bills (c)(z)(sec.)
   4.956% due 03/15/07                                     10              10
   4.967% due 03/15/07                                     99              99
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $2,615)                                                           2,615
                                                                 ------------

TOTAL INVESTMENTS - 100.1%
(identified cost $39,324)                                              41,086

OTHER ASSETS AND LIABILITIES,
NET - (0.1%)                                                              (53)
                                                                 ------------

NET ASSETS - 100.0%                                                    41,033
                                                                 ============

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
S&P 500 E-Mini Index (CME) expiration date 03/07
   (15)                                                     1,082                  4

United States Treasury 2 Year Notes expiration
   date 03/07 (3)                                             611                 (2)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                          2
                                                                     ===============

See accompanying notes which are an integral part of the schedule of investments.

 6  Schedule of Investments

RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO SCHEDULE OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
FOOTNOTES:

(AE)    Nonincome-producing security.
(o)     Real Estate Investment Trust (REIT).
(sec.) All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold) or options written by the Fund.
(z)     Rate noted is yield-to-maturity from date of acquisition.
(c)     At amortized cost, which approximates market.

ABBREVIATION:

STRIP - Separate Trading of Registered Interest and Principal of Securities

                                             Notes to Schedule of Investments  7

RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO QUARTERLY REPORT -- JANUARY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Russell Investment Company (the "Investment Company" or "RIC") is a series investment company with 34 different investment portfolios referred to as Funds. This Quarterly Report reports on one of these Funds (the "Fund"). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002. The Investment Company's master trust agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

   On July 1, 2006, Frank Russell Investment Company changed its name to Russell Investment Company and Frank Russell Investment Management Company changed its name to Russell Investment Management Company ("RIMCo").

   The Fund has an Offering Period, a Guarantee Period and a Post Guarantee Period. Shares of the Fund were offered during the Offering Period but are not offered during the Guarantee Period, except in connection with reinvestment of distributions and dividends. Shares of the Fund will be offered on a continuous basis during the Post Guarantee Period without the principal protection feature. During the Guarantee Period, the Fund seeks some capital growth, while seeking to preserve principal. As of January 31, 2007, the Fund's allocation to equity securities was approximately 40% and the Fund's allocation to fixed income securities was approximately 60% of total net assets. Provided that all dividends and distributions received from the Fund have been reinvested and no shares have been redeemed by a shareholder, the Fund guarantees that the amount distributed, if any, to each shareholder at the end of the Guarantee Period will be no less than the value of that shareholder's investment as of the inception of the Guarantee Period less certain expenses. Certain expenses which are not covered by the Expense Limitation Agreement, such as litigation and other expenses not incurred in the ordinary course of the Fund's business, will reduce the Guarantee Amount. The Fund's Guarantee is backed by an unconditional and irrevocable financial guarantee from Ambac Assurance Corporation ("Ambac"), a financial guarantor and an operating subsidiary of Ambac Financial Group, Inc., pursuant to a financial guarantee insurance policy issued by Ambac for the benefit of the shareholders of the Fund. The Fund will pay to Ambac a fee equal to 0.75% per annum of the average daily net assets of the Fund during the Guarantee Period for providing the financial guarantee insurance policy. If the value of a shareholder's account is less than the Guaranteed Amount on the Guarantee Maturity Date, the Fund will be unable to meet its obligations under the Guarantee. If the Fund is unable to meet its obligations under the Guarantee on the Guarantee Maturity Date, the insurance policy requires Ambac to pay the Fund an amount sufficient to ensure that all shareholders would be able to redeem their shares on the Guarantee Maturity Date for an amount equal to their respective Guaranteed Amounts on the Guarantee Maturity Date. During the Post Guarantee Period, which will commence immediately following the Guarantee Period, the Fund seeks long-term growth of capital through investments primarily in common stocks and other equity securities. The following table presents the time periods of the Fund's three phases:

   Offering Period                    01/21/03 - 02/27/03
   Guarantee Period                   03/03/03 - 03/03/08
   Post Guarantee Period
     Commencement                     03/04/08

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of the schedule of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

   Security Valuation

   The Fund values portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Debt obligation securities maturing within 60 days at the time of purchase are priced using the amortized cost method of valuation, unless the Board determines that amortized cost does not represent market value of short-term debt obligations.

 8  Notes to Quarterly Report

RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   Ordinarily, the Fund values each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Fund securities are valued at the close of the market on which they are traded as follows:

   - US listed equities; equity and fixed income options: Last sale price; last bid price if no last sale price;

   - US over-the-counter equities: Official closing price; last bid price if no closing price;

   - Listed ADRs/GDRs: Last sale price; last bid price if no sales;

   - Municipal bonds, US bonds: Evaluated bid price; broker quote if no evaluated bid price;

   - Futures: Settlement price.

   - Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier.

   - Short-term investments purchased by the Fund and maturing within 60 days of the date of purchase are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

   - The value of swap agreements is equal to the Fund's obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

   If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Fund will use the security's fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange in which the security is traded. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market on which they are traded, but rather may be priced by another method that the Fund's Board of Trustees believes reflects fair value. The use of fair value pricing by the Fund may cause the net asset of its shares to differ significantly from the net asset value that would be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and daily movement of the benchmark index if the index is valued using another pricing method.

   This policy is intended to assure that the Fund's net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund shares is determined may be reflected in the calculation of net asset values for the Fund when the Fund deems that the particular event or circumstance would materially affect the Fund's net asset value. Investments in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the US securities market (defined in the Fair Value Procedures as the movement by any two of four major US Indexes greater than a certain percentage) or other significant event; a company development; a natural disaster; or an armed conflict.

   In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosure.

   Investment Transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

   Investment Income

   Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

                                                    Notes to Quarterly Report  9

RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   Derivatives

   To the extent permitted by the investment objectives, restrictions and policies set forth in the Fund's Prospectus and Statement of Additional Information, the Fund may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Fund in meeting its investment strategies.

   The Fund typically uses derivatives in two ways: hedging and return enhancement. The Fund may use a hedging strategy for its cash reserves to achieve a strategy of being fully invested by exposing those reserves to the performance of appropriate markets by purchasing equity or fixed income securities, as appropriate, and/or derivatives. Hedging is also used by the Fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist the Fund in meeting its investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   Options

   The Fund may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market.

   When the Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

   If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

   The Fund's use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund's exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities and interest rates.

   Futures Contracts

   The Fund utilizes futures contracts to manage allocations between equity and fixed-income weightings. The face or contract amounts of these instruments reflect the extent of the Fund's exposure to market risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

   Index Swap Agreements

   The Fund may enter into index swap agreements as an additional hedging strategy for cash reserves held by the Fund or to effect investment transactions consistent with the Fund's investment objectives and strategies. Swap agreements are two party

 10  Notes to Quarterly Report

RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties.

   Interest Rate Swap Agreements

   The Fund may enter into interest rate swap agreements, on either an asset-based or liability basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. When the Fund engages in an interest rate swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

   The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date. The net amount of the excess, if any, of the Fund's obligations over their entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. To the extend that the Fund enters into interest rate swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Fund's obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

   Guarantees

   In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

3. RELATED PARTIES

   The Fund is permitted to invest its cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the Investment Company's Money Market Fund and US Government Money Market Fund (collectively the "Money Market Funds") (two of the Funds of the Investment Company not presented herein). As of January 31, 2007, $592,000 of the RIC Money Market Fund's net assets represents investments by this Fund and $2,626,517,107 represents the investment by other RIC Funds not presented herein. As of January 31, 2007, $1,914,000 of the RIC US Government Money Market Fund's net assets represents investment by this Fund.

4. FEDERAL INCOME TAXES

   At January 31, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

   Cost of Investments                      $     39,337,019
                                            ================
   Unrealized Appreciation                  $      2,067,898
   Unrealized Depreciation                          (319,392)
                                            ----------------
   Net Unrealized Appreciation
     (Depreciation)                         $      1,748,506
                                            ================

                                                   Notes to Quarterly Report  11

RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

SHAREHOLDER REQUESTS FOR ADDITIONAL INFORMATION -- JANUARY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
As a courtesy to Fund shareholders, a complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, and (iv) at the Securities and Exchange Commission's public reference room.

The Board has delegated to RIMCo, as RIC's investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Fund may be invested. RIMCo has established a proxy voting committee ("Committee") and has adopted written proxy voting policies and procedures ("P&P") and proxy voting guidelines ("Guidelines"). The Fund maintains a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. A description of the P&P, Guidelines and Portfolio Holdings Disclosure Policy are contained in the Fund's Statement of Additional Information ("SAI"). The SAI is available (i) free of charge, upon request, by calling the Fund at
(800) 787-7354, and (ii) on the Securities and Exchange Commission's website at www.sec.gov.

Ambac Assurance Corporation, a Wisconsin domiciled stock insurance company (the "Insurer"), is the issuer of a financial guarantee policy for the benefit of shareholders of the Fund. If the Fund is unable to meet its obligations under the guarantee on the Guarantee Maturity Date, the insurance policy requires Ambac to pay the Fund an amount sufficient to ensure that all shareholders would be able to redeem their shares on the Guarantee Maturity Date for an amount equal to their respective guaranteed amounts on the Guarantee Maturity Date. Ambac is a wholly-owned subsidiary of AFG, a publicly-held company. AFG is subject to the informational requirements of the Securities Exchange Act, and in accordance therewith files reports and other information with the SEC. Such reports and other information, including AFG's most recent annual or quarterly report, may be inspected and copied at the public reference facilities maintained by the Securities and Exchange Commission.

To reduce expenses, we may mail only one copy of the Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 787-7354 or contact your financial institution and we will begin sending you individual copies thirty days after receiving your request.

If you wish to receive the Fund's prospectus and each annual and semi-annual report electronically, please call us at (800) 787-7354 or contact your financial institution.

 12  Shareholder Requests for Additional Information

[RUSSELL LOGO]

Russell Investment Company
909 A Street
Tacoma, Washington 98402
253-627-7001
800-787-7354
Fax: 253-591-3495
www.russell.com

                                                             36-08-095 (1 01/07)

MONEY MARKET FUNDS

[MOUNTAIN GRAPHIC]

2007 Quarterly Report

CLASS A AND S SHARES:

MONEY MARKET FUND


CLASS S SHARES:

US GOVERNMENT MONEY MARKET FUND

TAX FREE MONEY MARKET FUND


JANUARY 31, 2007

                                                                  [RUSSELL LOGO]

Russell Investment Company

Russell Investment Company is a series investment company with 34 different investment portfolios referred to as Funds. This Quarterly Report reports on three of these Funds.

Russell Investment Management Company*

Responsible for overall management and administration of the Funds.

* On July 1, 2006, Frank Russell Investment Management Company changed its name to Russell Investment Management Company.

                                  [Blank Page]

                           Russell Investment Company

                               Money Market Funds

                                Quarterly Report

                          January 31, 2007 (Unaudited)

                               Table of Contents

                                                                            Page
Money Market Fund....................................................         3

US Government Money Market Fund......................................         7

Tax Free Money Market Fund...........................................         8

Notes to Schedules of Investments....................................        14

Notes to Quarterly Report............................................        15

Shareholder Requests for Additional Information......................        17

Russell Investment Company - Money Market Funds.

Copyright (c) Russell Investment Group 2007. All rights reserved.

Russell Investment Group is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

FUND OBJECTIVES, RISKS, CHARGES AND EXPENSES SHOULD BE CAREFULLY CONSIDERED BEFORE INVESTING. A PROSPECTUS CONTAINING THIS AND OTHER IMPORTANT INFORMATION MUST PRECEDE OR ACCOMPANY THIS MATERIAL. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

SECURITIES DISTRIBUTED THROUGH RUSSELL FUND DISTRIBUTORS, INC. MEMBER NASD, PART OF RUSSELL INVESTMENT GROUP.

Effective July 1, 2006 Frank Russell Investment Company changed its name to Russell Investment Company ("RIC"). RIC Funds are distributed by Russell Fund Distributors, Inc., and advised by Russell Investment Management Company ("RIMCo"). Effective July 1, 2006 RIMCo changed its name from Frank Russell Investment Management Company.

Russell Investment Group and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. Index performance is not indicative of the performance of any specific investment. Indexes are not managed and may not be invested in directly.

RUSSELL INVESTMENT COMPANY
MONEY MARKET FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL
                                                               AMOUNT ($)         RATE          DATE OF          VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES - 38.0%
BNP Paribas (E)                                                     17,900       5.300          10/03/07            17,896
BNP Paribas (E)(A)                                                  99,000       5.345          12/20/07            99,000
Calyon New York (E)                                                 20,000       5.344          08/10/07            20,002
Calyon New York (E)                                                 15,000       5.300          09/13/07            14,997
Caterpillar Financial Services Corp. (E)                            25,000       5.445          08/20/07            25,014
Giro Balanced Funding Corp. (E)                                     30,000       5.340          06/15/07            30,000
Giro Balanced Funding Corp. (E)                                     36,000       5.335          07/25/07            36,000
Goldman Sachs Group Inc. (E)                                        66,000       5.464          03/30/07            66,014
Goldman Sachs Group Inc. (E)                                        45,840       5.485          07/02/07            45,871
Goldman Sachs Group Inc. (E)(A)                                     15,000       5.445          09/14/07            15,000
Goldman Sachs Group Inc. (E)                                        75,000       5.476          11/05/07            75,026
HSBC Bank USA (E)                                                   30,000       5.360          07/27/07            30,004
HSBC Bank USA (E)                                                   20,000       5.435          09/21/07            20,013
HSBC Finance Corp. (E)                                              10,800       5.525          02/09/07            10,800
HSBC Finance Corp.                                                  14,847       7.875          03/01/07            14,878
HSBC Finance Corp.                                                  57,150       5.510          07/27/07            57,197
HSBC Finance Corp. (E)                                             100,000       5.400          10/04/07           100,050
Lehman Brothers Holding Inc. (E)                                   110,000       5.340          06/26/07           110,001
Merrill Lynch & Co., Inc. (E)                                       50,000       5.460          04/26/07            50,018
Merrill Lynch & Co., Inc. (E)                                       18,000       5.335          05/29/07            18,000
Merrill Lynch & Co., Inc. (E)                                       40,000       5.390          06/15/07            40,009
Merrill Lynch & Co., Inc. (E)                                       36,000       5.480          08/27/07            36,024
Merrill Lynch & Co., Inc. (E)                                       36,000       5.485          10/19/07            36,040
Metlife Insurance Company of Connecticut (E)                        75,000       5.444          11/12/07            75,000
Metropolitan Life Global Funding (E)                                34,500       5.431          03/16/07            34,504
Metropolitan Life Global Funding (E)                                72,628       5.430          10/05/07            72,674
Metropolitan Life Insurance Co. (E)                                100,000       5.430          10/15/07           100,000
Morgan Stanley (E)                                                  22,500       5.499          02/15/07            22,501
Morgan Stanley                                                      52,935       5.485          07/27/07            52,973
Morgan Stanley (E)                                                  73,361       5.485          01/18/08            73,465
Morgan Stanley (E)                                                  90,000       5.360          02/01/08            90,000
New York Life Insurance Co. (E)                                     90,000       5.423          05/16/07            90,000
New York Life Insurance Co. (E)                                     50,000       5.423          11/16/07            50,000
Principal Life Income Funding (E)                                   30,800       5.324          11/15/07            30,795
Protective Life Insurance Company (E)                               50,000       5.520          02/23/07            50,000
Royal Bank of Scotland PLC (E)(A)                                   13,700       5.365          12/21/07            13,704
Societe Generale (NY) (E)                                           50,000       5.458          06/04/07            50,000
Tango Finance Corp. (E)                                             50,000       5.354          05/15/07            50,001
Tango Finance Corp. (E)                                             50,000       5.313          09/10/07            49,997
Wachovia Corp. (E)                                                   5,500       5.410          07/20/07             5,503
Wachovia Corp. (E)                                                  12,880       5.440          07/20/07            12,888
Westpac Banking Corp. (E)(A)                                       100,000       5.430          05/25/07           100,030
                                                                                                              ------------

TOTAL CORPORATE BONDS AND NOTES (amortized cost $1,991,889)                                                      1,991,889
                                                                                                              ------------

REGISTERED INVESTMENT COMPANY FUNDS - 0.0%
Merrill Lynch Premier Institutional Fund                           361,495                                             361
                                                                                                              ------------

TOTAL REGISTERED INVESTMENT COMPANY FUNDS (amortized cost
$361)                                                                                                                  361
                                                                                                              ------------

                                                            Money Market Fund  3

RUSSELL INVESTMENT COMPANY
MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL
                                                               AMOUNT ($)         RATE          DATE OF          VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
DOMESTIC COMMERCIAL PAPER - 48.7%
BTM Capital Corp.                                                   20,000       5.280          02/06/07            19,985
BTM Capital Corp.                                                   10,000       5.275          02/09/07             9,988
BTM Capital Corp.                                                   75,000       5.275          02/12/07            74,879
BTM Capital Corp.                                                   25,000       5.290          02/13/07            24,956
BTM Capital Corp.                                                   30,000       5.280          03/14/07            29,820
BTM Capital Corp.                                                   30,000       5.280          03/19/07            29,798
BTM Capital Corp.                                                   50,000       5.270          03/27/07            49,605
Central American Bank For Economic Integration                      50,000       5.290          02/06/07            49,963
Central American Bank For Economic Integration                      35,000       5.300          02/12/07            34,943
Central American Bank For Economic Integration                      50,000       5.290          03/02/07            49,787
Citigroup Funding Inc.                                             100,000       5.280          02/15/07            99,795
Co-Op Association of Tractor Dealers - Series B                      9,890       5.290          02/01/07             9,890
Co-Op Association of Tractor Dealers - Series B                     17,218       5.310          02/12/07            17,190
Co-Op Association of Tractor Dealers - Series B                     16,690       5.280          02/16/07            16,653
Co-Op Association of Tractor Dealers - Series B                      8,517       5.280          02/20/07             8,493
Co-Op Association of Tractor Dealers - Series B                     10,000       5.320          02/20/07             9,972
Co-Op Association of Tractor Dealers - Series B                     10,057       5.280          02/23/07            10,025
Co-Op Association of Tractor Dealers - Series B                     26,032       5.280          02/26/07            25,937
Co-Op Association of Tractor Dealers - Series B                      4,806       5.280          03/15/07             4,776
Co-Op Association of Tractor Dealers - Series B                     17,153       5.280          03/23/07            17,027
Co-Op Association of Tractor Dealers - Series B                     10,695       5.280          04/03/07            10,599
Co-Op Association of Tractor Dealers - Series B                      8,500       5.260          04/11/07             8,414
Dealers Capital Access Trust                                        42,000       5.280          02/01/07            42,000
Dealers Capital Access Trust                                        11,500       5.300          02/09/07            11,486
Dealers Capital Access Trust                                         7,203       5.300          02/13/07             7,190
Dealers Capital Access Trust                                         4,066       5.280          02/15/07             4,058
Dealers Capital Access Trust                                        10,500       5.280          02/22/07            10,468
Dealers Capital Access Trust                                        18,000       5.290          02/23/07            17,942
Dealers Capital Access Trust                                        17,000       5.280          03/23/07            16,875
Dealers Capital Access Trust                                         3,250       5.260          03/30/07             3,223
Dealers Capital Access Trust                                        15,582       5.280          04/02/07            15,445
Dealers Capital Access Trust                                         3,587       5.270          04/23/07             3,544
Fairway Finance                                                     31,130       5.270          02/12/07            31,080
Fairway Finance                                                     61,351       5.270          02/14/07            61,234
Galleon Capital Corp.                                               50,000       5.270          02/27/07            49,810
Galleon Capital Corp.                                              151,146       5.275          02/28/07           150,548
Giro Balanced Funding Corp.                                         75,000       5.280          02/06/07            74,945
Giro Balanced Funding Corp.                                         50,000       5.280          02/07/07            49,956
Giro Balanced Funding Corp.                                         38,000       5.290          02/15/07            37,922
Giro Balanced Funding Corp.                                         20,092       5.260          04/16/07            19,875
Gotham Funding Corp.                                                15,000       5.310          02/07/07            14,987
Gotham Funding Corp.                                                92,796       5.280          02/09/07            92,687
HSBC Finance Corp.                                                  50,000       5.270          02/28/07            49,802
Ivory Funding Corp.                                                  7,333       5.280          02/20/07             7,313
Liquid Funding, Ltd.                                                50,000       5.280          02/05/07            49,971
Liquid Funding, Ltd.                                                50,000       5.280          02/07/07            49,956
Liquid Funding, Ltd.                                                50,000       5.280          02/08/07            49,949
Liquid Funding, Ltd.                                               100,000       5.280          02/28/07            99,604
Lockhart Funding LLC                                                25,000       5.290          02/05/07            24,985
Lockhart Funding LLC                                                59,500       5.280          02/13/07            59,395
Lockhart Funding LLC                                                20,000       5.300          02/14/07            19,962

 4  Money Market Fund

RUSSELL INVESTMENT COMPANY
MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL
                                                               AMOUNT ($)         RATE          DATE OF          VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
Lockhart Funding LLC                                                18,840       5.280          03/12/07            18,732
Lockhart Funding LLC                                                43,500       5.270          03/14/07            43,239
Lockhart Funding LLC                                                 6,000       5.280          03/30/07             5,950
Lockhart Funding LLC                                                15,059       5.260          04/09/07            14,912
Lockhart Funding LLC                                                50,000       5.260          04/12/07            49,489
Long Lane Master Trust IV                                           16,225       5.290          02/05/07            16,215
Long Lane Master Trust IV                                          100,000       5.300          02/20/07            99,720
Long Lane Master Trust IV                                           66,615       5.270          02/26/07            66,371
Long Lane Master Trust IV                                           25,000       5.310          02/26/07            24,908
Louis Dreyfus Corp. (CAI)                                           32,700       5.300          02/01/07            32,700
Park Avenue Receivables Corp.                                       35,700       5.270          02/14/07            35,632
Park Avenue Receivables Corp.                                      110,889       5.270          02/15/07           110,662
Three Pillars Funding Corp.                                        118,479       5.270          02/13/07           118,271
Three Pillars Funding Corp.                                         11,630       5.270          02/15/07            11,606
Three Pillars Funding Corp.                                         10,748       5.290          02/16/07            10,724
Three Pillars Funding Corp.                                         56,789       5.275          02/20/07            56,631
Three Pillars Funding Corp.                                         25,118       5.270          02/26/07            25,026
Victory Receivables Corp.                                           70,000       5.270          02/12/07            69,888
                                                                                                              ------------

TOTAL DOMESTIC COMMERCIAL PAPER (amortized cost $2,549,383)                                                      2,549,383
                                                                                                              ------------

EURODOLLAR CERTIFICATES OF DEPOSIT - 3.6%
BNP Paribas                                                         36,311       5.280          02/01/07            36,311
Societe Generale (Cayman)                                          150,000       5.300          02/01/07           150,000
                                                                                                              ------------

TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT (amortized cost
$186,311)                                                                                                          186,311
                                                                                                              ------------

UNITED STATES GOVERNMENT AGENCIES - 0.1%
AID to INH Portugal Guaranteed Note, weekly demand (LIBOR
   Floater) (E)(B)                                                   6,875       5.591          12/01/17             6,939
                                                                                                              ------------

TOTAL UNITED STATES GOVERNMENT AGENCIES (amortized cost
$6,939)                                                                                                              6,939
                                                                                                              ------------

YANKEE CERTIFICATES OF DEPOSIT - 9.5%
Barclays Bank PLC (NY)                                              50,000       5.320          01/16/08            50,000
Calyon New York                                                     50,000       5.130          03/08/07            50,000
Calyon New York                                                     66,500       5.250          04/03/07            66,500
Calyon New York                                                     50,000       5.650          07/23/07            50,000
Charter One Bank NA                                                 55,000       5.340          02/27/07            55,000
Charter One Bank NA                                                 42,000       5.325          03/19/07            42,000
Citizens Bank N.A.                                                  50,000       5.330          03/20/07            50,000
Deutsche Bank AG (NY)                                               35,000       5.015          03/12/07            35,000

           See accompanying notes which are an integral part of the schedules of investments.

                                                            Money Market Fund  5

RUSSELL INVESTMENT COMPANY
MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL
                                                               AMOUNT ($)         RATE          DATE OF          VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG (NY)                                               50,000       5.400          01/23/08            50,000
Royal Bank of Canada (NY)                                           50,000       5.420          06/04/07            50,000
                                                                                                              ------------

TOTAL YANKEE CERTIFICATES OF DEPOSIT (amortized cost
$498,500)                                                                                                          498,500
                                                                                                              ------------

TOTAL INVESTMENTS - 99.9% (amortized cost $5,233,383) (+)                                                        5,233,383

OTHER ASSETS AND LIABILITIES, NET - 0.1%                                                                             5,085
                                                                                                              ------------

NET ASSETS - 100.0%                                                                                              5,238,468
                                                                                                              ============

See accompanying notes which are an integral part of the schedules of investments.

 6  Money Market Fund

RUSSELL INVESTMENT COMPANY
US GOVERNMENT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                              AMOUNTS ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
UNITED STATES GOVERNMENT AGENCIES - 4.3%
Federal Home Loan Mortgage Corp.                                     1,000       3.000          05/29/07               993
                                                                                                              ------------

TOTAL INVESTMENTS - 4.3% (amortized cost $993)                                                                         993
                                                                                                              ------------

REPURCHASE AGREEMENT - 96.1%

Agreement with Barclays and The Bank of New York (Tri-party)
   of $22,305 dated January 31, 2007 at 5.240% to be
   repurchased at $22,309 on February 1, 2007,
   collateralized by: $23,127 par United States Government
   Agency Note, valued at $22,752                                                                                   22,305
                                                                                                              ------------

TOTAL REPURCHASE AGREEMENT (identified cost $22,305)                                                                22,305
                                                                                                              ------------

TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS - 100.4%
(cost $23,298) (+)                                                                                                  23,298

OTHER ASSETS AND LIABILITIES, NET - (0.4%)                                                                             (95)
                                                                                                              ------------

NET ASSETS - 100.0%                                                                                                 23,203
                                                                                                              ============

           See accompanying notes which are an integral part of the schedules of investments.

                                              US Government Money Market Fund  7

RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE           MARKET
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS - 99.6%
Arkansas - 0.8%
ABN AMRO Munitops Certificate Trust Revenue Bonds, weekly
   demand (E)(u)                                                       500        3.660         03/01/14               500
                                                                                                              ------------

Colorado - 1.5%
Colorado Health Facilities Authority Revenue Bonds, weekly
   demand (E)(u)                                                       500        3.650         10/01/30               500
County of Boulder Colorado Revenue Bonds, annual demand
   (E)(u)                                                              435        3.700         12/01/08               435
                                                                                                              ------------
                                                                                                                       935
                                                                                                              ------------

Delaware - 1.6%
Delaware State Economic Development Authority Revenue Bonds,
   weekly demand (E)(u)                                                450        3.700         12/01/15               450
New Castle County Delaware Revenue Bonds, weekly demand
   (E)(u)                                                              495        3.640         08/01/31               495
                                                                                                              ------------
                                                                                                                       945
                                                                                                              ------------

Florida - 2.1%
City of Gainesville Florida Revenue Bonds, weekly demand (E)           800        3.730         10/01/26               800
Dade County Industrial Development Authority Revenue Bonds,
   weekly demand (E)                                                   400        3.740         06/01/21               400
Lee County Hospital Board Revenue Bonds, weekly demand (E)             100        3.750         04/01/27               100
                                                                                                              ------------
                                                                                                                     1,300
                                                                                                              ------------

Georgia - 2.4%
Gainesville & Hall County Development Authority Revenue
   Bonds, weekly demand (E)(u)                                       1,200        3.740         11/15/30             1,200
Gwinnett County Development Authority Revenue Bonds, weekly
   demand (E)(u)                                                        65        3.620         03/01/17                65
Smyrna Housing Authority Revenue Bonds, weekly demand (E)              200        3.500         06/01/25               200
                                                                                                              ------------
                                                                                                                     1,465
                                                                                                              ------------

Hawaii - 3.3%
State of Hawaii General Obligation Unlimited, weekly demand
   (E)(u)                                                            2,000        3.660         07/01/17             2,000
                                                                                                              ------------

Illinois - 11.4%
Illinois Educational Facilities Authority Revenue Bonds,
   weekly demand (E)(u)                                                100        3.550         11/01/25               100
Illinois Educational Facilities Authority Revenue Bonds,
   weekly demand (E)(u)                                                800        3.680         06/01/29               800
Illinois Finance Authority Revenue Bonds, weekly demand
   (E)(u)                                                              845        3.520         02/01/19               845
Illinois Finance Authority Revenue Bonds, weekly demand
   (E)(u)                                                              750        3.740         04/01/21               750
Illinois Finance Authority Revenue Bonds, weekly demand
   (E)(u)                                                              600        3.520         02/01/35               600
Oakbrook Terrace Illinois Revenue Bonds, weekly demand
   (E)(u)                                                            2,100        3.650         12/01/25             2,100
State of Illinois General Obligation Unlimited, weekly
   demand (E)                                                        1,775        3.750         08/01/24             1,775
                                                                                                              ------------
                                                                                                                     6,970
                                                                                                              ------------

 8  Tax Free Money Market Fund

RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE           MARKET
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------------------
Iowa - 0.6%
Iowa Higher Education Loan Authority Revenue Bonds, weekly
   demand (E)(u)                                                       250        3.780         03/01/30               250
Iowa Higher Education Loan Authority Revenue Bonds, weekly
   demand (E)(u)                                                       100        3.780         10/01/33               100
                                                                                                              ------------
                                                                                                                       350
                                                                                                              ------------

Kansas - 3.5%
Kansas Development Finance Authority Revenue Bonds, weekly
   demand (E)                                                          600        3.730         12/01/18               600
Lenexa Kansas Revenue Bonds, weekly demand (E)                       1,080        3.630         02/01/23             1,080
Wyandotte County Kansas City Unified Government General
   Obligation Unlimited Notes, weekly demand (E)                       480        3.730         04/01/07               480
                                                                                                              ------------
                                                                                                                     2,160
                                                                                                              ------------

Kentucky - 1.6%
County of Jefferson Kentucky Revenue Bonds, weekly demand
   (E)(u)                                                              960        3.650         10/01/19               960
                                                                                                              ------------

Maryland - 1.1%
County of Montgomery Maryland, monthly demand (E)                      641        3.750         04/01/14               641
                                                                                                              ------------

Massachusetts - 0.9%
Mashpee Water District Notes                                           350        4.500         08/16/07               351
Massachusetts Development Finance Agency Revenue Bonds,
   weekly demand (E)                                                   100        3.650         07/01/35               100
Massachusetts Housing Finance Agency Revenue Bonds, weekly
   demand (E)                                                          100        3.640         06/01/34               100
                                                                                                              ------------
                                                                                                                       551
                                                                                                              ------------

Michigan - 4.0%
Lansing Economic Development Corp. Revenue Bonds, semiannual
   demand (E)(u)                                                     1,320        4.000         05/01/15             1,320
Northville Township Economic Development Corp. Revenue
   Bonds, weekly demand (E)(u)                                         500        3.650         05/01/14               500
Oakland County Economic Development Corp. Revenue Bonds,
   semiannual demand (E)(u)                                            640        4.020         08/01/15               640
                                                                                                              ------------
                                                                                                                     2,460
                                                                                                              ------------

Minnesota - 4.4%
Arden Hills Minnesota Revenue Bonds, weekly demand (E)(u)              400        3.780         09/01/29               400
City of Minneapolis Minnesota Revenue Bonds, weekly demand
   (E)(u)                                                              500        3.830         05/01/26               500
St. Paul Housing & Redevelopment Authority Revenue Bonds,
   weekly demand (E)(u)                                                600        3.780         05/01/22               600
St. Paul Housing & Redevelopment Authority Revenue Bonds,
   weekly demand (E)(u)                                              1,155        3.780         08/01/25             1,155
                                                                                                              ------------
                                                                                                                     2,655
                                                                                                              ------------

                                                   Tax Free Money Market Fund  9

RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE           MARKET
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------------------
Missouri - 0.7%
Missouri State Health & Educational Facilities Authority
   Revenue Bonds, weekly demand (E)(u)                                 100        3.780         08/15/28               100
Missouri State Health & Educational Facilities Authority
   Revenue Bonds, weekly demand (E)(u)                                 100        3.780         08/01/31               100
Missouri State Health & Educational Facilities Authority
   Revenue Bonds, weekly demand (E)(u)                                 250        3.780         10/01/32               250
                                                                                                              ------------
                                                                                                                       450
                                                                                                              ------------

Montana - 0.2%
Helena Montana Revenue Bonds, weekly demand (E)(u)                     100        3.780         10/01/32               100
                                                                                                              ------------

Nevada - 1.6%
Truckee Meadows Water Authority Revenue Bonds, weekly demand
   (E)(u)                                                            1,000        3.750         07/01/30             1,000
                                                                                                              ------------

New Jersey - 2.1%
New Jersey Economic Development Authority Revenue Bonds,
   weekly demand (E)(u)                                                720        3.720         08/01/14               720
Garwood Board of Education Notes                                       550        4.500         03/14/07               551
                                                                                                              ------------
                                                                                                                     1,271
                                                                                                              ------------

New York - 0.3%
Nassau County Industrial Development Agency Revenue Bonds,
   weekly demand (E)(u)                                                150        3.630         12/01/36               150
                                                                                                              ------------

North Carolina - 3.7%
North Carolina Capital Facilities Finance Agency Revenue
   Bonds, weekly demand (E)(u)                                       2,250        3.650         12/01/28             2,250
                                                                                                              ------------

Ohio - 15.1%
American Municipal Power-Ohio, Inc.                                    315        4.000         07/12/07               315
American Municipal Power-Ohio, Inc.                                    950        3.750         10/04/07               950
American Municipal Power-Ohio, Inc. Notes                              550        3.900         05/15/07               550
American Municipal Power-Ohio, Inc. Revenue Notes                      385        3.600         03/30/07               385
City of Fairborn Ohio General Obligation Limited Notes                 835        4.250         11/01/07               839
County of Clermont Ohio Revenue Bonds, semiannual demand
   (E)(u)                                                            1,180        3.900         05/01/12             1,180
County of Greene Ohio General Obligation Limited Notes                 475        4.500         08/14/07               477
Indian Lake Local School District General Obligation
   Unlimited Notes                                                     875        4.700         05/24/07               878
Kirtland Ohio General Obligation Unlimited Notes                       510        4.150         07/25/07               511
New Albany Community Authority Revenue Bonds, weekly demand
   (E)(u)                                                              100        3.640         02/01/25               100
Stark County Ohio Revenue Bonds, weekly demand (E)(u)                1,495        3.800         09/15/16             1,495
Wapakonetka Ohio General Obligation Bonds                              725        4.000         11/14/07               726
Warrensville Heights Ohio Notes                                        820        3.950         09/20/07               821
                                                                                                              ------------
                                                                                                                     9,227
                                                                                                              ------------

 10  Tax Free Money Market Fund

RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE           MARKET
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 9.5%
City of Philadelphia Pennsylvania Revenue Bonds, weekly
   demand (E)(u)                                                       100        3.500         06/15/23               100
Langhorne Manor Boro Higher Education Authority Revenue
   Bonds, weekly demand (E)(u)                                       1,800        3.730         10/01/32             1,800
Lawrence County Industrial Development Authority Revenue
   Bonds, weekly demand (E)(u)                                       2,115        3.640         07/01/33             2,115
Sayre Health Care Facilities Authority Revenue Bonds, weekly
   demand (E)(u)                                                     1,800        3.510         12/01/15             1,800
                                                                                                              ------------
                                                                                                                     5,815
                                                                                                              ------------

Rhode Island - 1.7%
Rhode Island Economic Development Corp. Revenue Bonds,
   weekly demand (E)(u)                                              1,065        3.650         07/01/23             1,065
                                                                                                              ------------

South Carolina - 0.3%
Greenville County School District Revenue Bonds, weekly
   demand (E)                                                          200        3.650         12/01/28               200
                                                                                                              ------------

South Dakota - 1.0%
South Dakota Health & Educational Facilities Authority
   Revenue Bonds, weekly demand (E)(u)                                 600        3.730         09/01/27               600
                                                                                                              ------------

Tennessee - 6.8%
City of Memphis Tennessee General Obligation Unlimited,
   weekly demand (E)(u)                                                320        3.670         11/01/14               320
Knox County Industrial Development Board Revenue Bonds,
   weekly demand (E)(u)                                              1,500        3.800         12/01/14             1,500
Tennessee Energy Acquisition Corp. Revenue Bonds, weekly
   demand (E)                                                        1,200        3.670         09/01/26             1,200
Wilson County Industrial Development Board, weekly demand
   (E)                                                               1,100        3.620         07/01/26             1,100
                                                                                                              ------------
                                                                                                                     4,120
                                                                                                              ------------

Texas - 8.2%
Dickinson Independent School District General Obligation
   Unlimited, weekly demand (E)                                      2,080        3.660         02/15/13             2,080
Frenship Independent School District General Obligation
   Unlimited, weekly demand (E)                                      2,700        3.670         02/15/26             2,700
Keller Independent School District General Obligation
   Unlimited, weekly demand (E)                                        200        3.750         08/15/30               200
                                                                                                              ------------
                                                                                                                     4,980
                                                                                                              ------------

Vermont - 1.4%
Vermont Educational & Health Buildings Financing Agency
   Revenue Bonds, weekly demand (E)(u)                                 390        3.650         06/01/27               390
Vermont Educational & Health Buildings Financing Agency
   Revenue Bonds, weekly demand (E)(u)                                 450        3.730         10/01/34               450
                                                                                                              ------------
                                                                                                                       840
                                                                                                              ------------

Virginia - 0.8%
Virginia Public Building Authority Revenue Bonds, weekly
   demand (E)(u)                                                       500        3.650         08/01/19               500
                                                                                                              ------------

                                                  Tax Free Money Market Fund  11

RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE           MARKET
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------------------
Washington - 4.4%
Clark County Public Utility District No. 1 Revenue Bonds,
   weekly demand (E)(u)                                              1,500        3.750         01/01/25             1,500
Washington State Housing Finance Commission Revenue Bonds,
   weekly demand (E)(u)                                              1,100        3.660         08/01/24             1,100
Washington State Housing Finance Commission Revenue Bonds,
   weekly demand (E)(u)                                                100        3.730         06/01/32               100
                                                                                                              ------------
                                                                                                                     2,700
                                                                                                              ------------

West Virginia - 1.6%
Marshall County West Virginia Revenue Bonds, weekly demand
   (E)                                                               1,000        3.580         03/01/26             1,000
                                                                                                              ------------

Wisconsin - 1.0%
Milwaukee Redevelopment Authority Revenue Bonds, weekly
   demand (E)(u)                                                       500        3.830         07/01/21               500
Wisconsin Health & Educational Facilities Authority Revenue
   Bonds, weekly demand (E)(u)                                         100        3.610         11/01/25               100
                                                                                                              ------------
                                                                                                                       600
                                                                                                              ------------

TOTAL INVESTMENTS - 99.6% (identified cost $60,760) (+)                                                             60,760

OTHER ASSETS AND LIABILITIES, NET - 0.4%                                                                               265
                                                                                                              ------------

NET ASSETS - 100.0%                                                                                                 61,025
                                                                                                              ============

See accompanying notes which are an integral part of the schedules of investments.

 12  Tax Free Money Market Fund

RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

                                                                     %
----------------------------------------------------------------------------
QUALITY RATINGS AS A % OF VALUE
P-1/A-1; MIG1/SP-1/F-1 or equivalent                                100
                                                                    ===

ECONOMIC SECTOR EMPHASIS AS A % OF VALUE
Non-Profit                                                           19
Education (colleges and universities)                                14
School District                                                      13
Industrial Revenue Bond                                               9
Nursing Home                                                          9
Annual Appropriation                                                  7
Bond Anticipation Note                                                7
Corporate                                                             4
Hospital                                                              4
Multi-Family Housing Bond                                             3
Water and Sewer                                                       3
Cashflow Note                                                         2
General Obligation                                                    2
Miscellaneous Revenue                                                 2
Airport Revenue                                                       1
Escrow to Maturity                                                    1
                                                                    ---
                                                                    100
                                                                    ===

           See accompanying notes which are an integral part of the schedules of investments.

                                                  Tax Free Money Market Fund  13

RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

NOTES TO SCHEDULES OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

FOOTNOTES:

(E) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(u)   Bond is insured by a guarantor.
(B)   Illiquid security.
(ae) Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(+) The identified cost for Federal income tax purpose is the same as shown above.
(n)   Taxable security.
# All securities with a maturity date greater than thirteen months have a demand feature or an optional or mandatory put, or are pre-refunded, resulting in an effective maturity of thirteen months or less. Additionally, all daily and weekly demand securities are backed by direct payment of letters of credit.
(A)   Illiquid and restricted security.

ABBREVIATIONS:

LIBOR - London Interbank Offered Rate

A-1 - A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's for commercial paper obligations. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus (+) sign. This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

F-1 - Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; (may have an added "+" to denote any exceptionally strong credit feature.)

MIG1 - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the markets for refinancing.

P-1 - The highest tax-exempt rating given by Moody's Investor Services to commercial paper with a "superior capacity for repayment."

SP-1 - The highest short-term municipal note credit rating given by Standard & Poor's Corporation to notes with a "very strong or strong capacity to pay principal and interest."

 14  Notes to Schedules of Investments

RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

NOTES TO QUARTERLY REPORT -- JANUARY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Russell Investment Company (the "Investment Company" or "RIC") is a series investment company with 34 different investment portfolios referred to as Funds. This Quarterly Report reports on three of these Funds. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002. The Investment Company's master trust agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

   On July 1, 2006, Frank Russell Investment Company changed its name to Russell Investment Company and Frank Russell Investment Management Company changed its name to Russell Investment Management Company ("RIMCo").

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of these schedules of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

   Security Valuation

   The Funds' portfolio investments are valued using the amortized cost method (other than repurchase agreements which are valued at specific identified cost). Under this method, a portfolio instrument is initially valued at cost and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.

   Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier.

   Investment Transactions

   Securities transactions are recorded on a trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

   Investment Income

   Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

   Repurchase Agreements

   The Funds may enter into repurchase agreements. The US Government Money Market Fund currently invests primarily in repurchase agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security (generally issued by the US government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day). The resale price reflects an agreed upon interest rate effective for the period the security is held by the Fund and is unrelated to the interest rate on the security. The securities acquired by the Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by a custodian bank until repurchased. In addition, RIMCo will monitor the Fund's repurchase agreement transactions generally and will evaluate the creditworthiness of any bank, broker or dealer party to a repurchase agreement with the Fund. Subject to the overall limitations described in "Restricted Securities", a Fund will not invest more than 10% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

   The use of repurchase agreements involves certain risks. One risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under bankruptcy laws, the disposition of the collateral may be delayed or

                                                   Notes to Quarterly Report  15

RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JULY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying securities are collateral for a loan by the Fund not within its control and therefore the realization by the Fund on such collateral may be automatically stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities and may be deemed an unsecured creditor of the other party to the agreement.

   Guarantees

   In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. RELATED PARTIES

   The Investment Company Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the Investment Company's Money Market Fund, US Government Money Market Fund, and Tax Free Money Market Fund. As of January 31, 2007, $2,728,247,108, $1,914,000, and $6,642,848, respectively, represents investment by other Investment Company Funds not presented herein and investment by the Russell Investment Funds. The Russell Investment Funds employ the same investment adviser as RIC. In addition, a portion of the collateral received from the Investment Company's securities lending program in the amount of $1,000,000,000 is invested in the Money Market Fund.

4. RESTRICTED SECURITIES

   Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

   A Fund may invest a portion of its net assets not to exceed 10% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

   The following table lists restricted securities held by a Fund that are illiquid. The following table does not include (1) securities deemed liquid by RIMCo or a money manager pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on the Fund's Schedule of Investments.

6. RESTRICTED SECURITIES

                                                              PRINCIPAL                              COST          MARKET VALUE
   FUND - % OF NET ASSETS                  ACQUISITION        AMOUNT ($)      COST PER UNIT         (000)             (000)
   SECURITIES                                  DATE           OR SHARES             $                 $                 $
   -----------------------------------------------------------------------------------------------------------------------------
   Money Market Fund - 4.4%
   BNP Paribas                                  04/21/06        99,000,000            100.00            99,000            99,000
   Goldman Sachs Group, Inc.                    01/16/07        15,000,000            100.00            15,000            15,000
   Royal Bank of Scotland Group PLC             12/07/06        13,700,000            100.00            13,704            13,704
   Westpac Banking Corp.                        10/30/06       100,000,000            100.00           100,030           100,030
                                                                                                                  --------------
                                                                                                                         227,734
                                                                                                                  ==============

   Illiquid securities may be priced by the Funds using fair value procedures approved by the Board of Trustees.

 16  Notes to Quarterly Report

RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

SHAREHOLDER REQUESTS FOR ADDITIONAL INFORMATION -- JANUARY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
As a courtesy to Fund shareholders, a complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, and (iv) at the Securities and Exchange Commission's public reference room.

The Board has delegated to RIMCo, as RIC's investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee ("Committee") and has adopted written proxy voting policies and procedures ("P&P") and proxy voting guidelines ("Guidelines"). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. A description of the P&P, Guidelines and Portfolio Holdings Disclosure Policy are contained in the Funds' Statement of Additional Information ("SAI"). The SAI is available (i) free of charge, upon request, by calling the Fund at
(800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at
(800) 787-7354 or contact your financial institution and we will begin sending you individual copies thirty days after receiving your request.

If you wish to receive the Fund's prospectus and each annual and semi-annual report electronically, please call us at (800) 787-7354 or contact your financial institution.

                             Shareholder Requests for Additional Information  17

[RUSSELL LOGO]

Russell Investment Company
909 A Street
Tacoma, Washington 98402
253-627-7001
800-787-7354
Fax: 253-591-3495
www.russell.com

                                                             36-08-070 (1 01/07)

RUSSELL FUNDS

2007 QUARTERLY REPORT

CLASS C, E, AND S SHARES:

DIVERSIFIED EQUITY FUND
SPECIAL GROWTH FUND
QUANTITATIVE EQUITY FUND
INTERNATIONAL SECURITIES FUND
EMERGING MARKETS FUND
REAL ESTATE SECURITIES FUND
SHORT DURATION BOND FUND
DIVERSIFIED BOND FUND
MULTISTRATEGY BOND FUND
TAX EXEMPT BOND FUND
TAX-MANAGED LARGE CAP FUND
TAX-MANAGED MID & SMALL CAP FUND

CLASS C, E, I, AND S SHARES:

SELECT GROWTH FUND
SELECT VALUE FUND



JANUARY 31, 2007


                                                                  (RUSSELL LOGO)

Russell Investment Company

Russell Investment Company is a series investment company with 34 different investment portfolios referred to as Funds. This Quarterly Report reports on fourteen of these Funds.

Russell Investment Management Company*

Responsible for overall management and administration of the Funds.

* On July 1, 2006, Frank Russell Investment Management Company changed its name to Russell Investment Management Company.

                                  [Blank Page]

                           Russell Investment Company

                                 Russell Funds

                                Quarterly Report

                          January 31, 2007 (Unaudited)

                               Table of Contents

                                                                            Page
Diversified Equity Fund..............................................         3

Special Growth Fund..................................................         8

Quantitative Equity Fund.............................................        19

International Securities Fund........................................        28

Emerging Markets Fund................................................        43

Real Estate Securities Fund..........................................        53

Short Duration Bond Fund.............................................        55

Diversified Bond Fund................................................        70

Multistrategy Bond Fund..............................................        98

Tax Exempt Bond Fund.................................................       138

Tax-Managed Large Cap Fund...........................................       150

Tax-Managed Mid & Small Cap Fund.....................................       154

Select Growth Fund...................................................       161

Select Value Fund....................................................       166

Notes to Schedules of Investments....................................       171

Notes to Quarterly Report............................................       172

Shareholder Requests for Additional Information......................       182

Russell Investment Company - Russell Funds.

Copyright (c) Russell Investment Group 2007. All rights reserved.

Russell Investment Group is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

FUND OBJECTIVES, RISKS, CHARGES AND EXPENSES SHOULD BE CAREFULLY CONSIDERED BEFORE INVESTING. A PROSPECTUS CONTAINING THIS AND OTHER IMPORTANT INFORMATION MUST PRECEDE OR ACCOMPANY THIS MATERIAL. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

SECURITIES DISTRIBUTED THROUGH RUSSELL FUND DISTRIBUTORS, INC. MEMBER NASD, PART OF RUSSELL INVESTMENT GROUP.

Effective July 1, 2006 Frank Russell Investment Company changed its name to Russell Investment Company ("RIC"). RIC Funds are distributed by Russell Fund Distributors, Inc., and advised by Russell Investment Management Company ("RIMCo"). Effective July 1, 2006 RIMCo changed its name from Frank Russell Investment Management Company.

Russell Investment Group and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. Index performance is not indicative of the performance of any specific investment. Indexes are not managed and may not be invested in directly.

RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 90.1%
Auto and Transportation - 3.5%
American Axle & Manufacturing Holdings, Inc. (N)       25,700             534
Autoliv, Inc. (N)                                      22,300           1,346
BorgWarner, Inc.                                       16,100           1,103
Burlington Northern Santa Fe Corp.                    289,184          23,239
CH Robinson Worldwide, Inc.                           149,440           7,928
CSX Corp.                                             863,950          31,785
FedEx Corp.                                           157,073          17,341
General Motors Corp. (N)                               33,200           1,090
Magna International, Inc. Class A                      12,050             941
Navistar International Corp. (AE)(N)                  347,550          15,376
Norfolk Southern Corp.                                 98,400           4,885
Southwest Airlines Co.                                 60,550             914
Toyota Motor Corp. - ADR                               87,411          11,519
Union Pacific Corp.                                   130,343          13,165
United Parcel Service, Inc. Class B                    49,500           3,578
US Airways Group, Inc. (AE)                           169,915           9,512
Visteon Corp. (AE)(N)                                 528,400           4,227
                                                                 ------------
                                                                      148,483
                                                                 ------------

Consumer Discretionary - 13.5%
Abercrombie & Fitch Co. Class A                        39,200           3,118
Accenture, Ltd. Class A                               168,280           6,353
Advance Auto Parts, Inc.                               63,100           2,395
Avis Budget Group, Inc. (AE)                            1,050              27
Big Lots, Inc. (AE)(N)                                 39,800           1,032
Black & Decker Corp.                                   11,100             969
Carnival Corp.                                         57,650           2,972
CBS Corp. Class B                                      94,950           2,960
Coach, Inc. (AE)                                      153,640           7,046
Costco Wholesale Corp.                                193,100          10,848
Dollar General Corp. (N)                              164,300           2,783
eBay, Inc. (AE)                                       149,200           4,833
Electronic Arts, Inc. (AE)                            430,400          21,520
Family Dollar Stores, Inc.                             45,400           1,471
Federated Department Stores, Inc.                     488,137          20,253
Focus Media Holding, Ltd. - ADR (AE)                   57,100           4,720
Four Seasons Hotels, Inc.                              55,788           4,645
GameStop Corp. Class A (AE)(N)                         66,900           3,574
Gannett Co., Inc.                                      38,700           2,250
Gap, Inc. (The)                                       235,400           4,513
Google, Inc. Class A (AE)                             116,800          58,552
Harman International Industries, Inc. (N)              28,500           2,695
Hewitt Associates, Inc. Class A (AE)                  251,000           6,762
Idearc, Inc. (AE)(N)                                    7,410             240
Intercontinental Hotels Group PLC - ADR (N)           342,000           8,598
International Game Technology                         156,560           6,804
Interpublic Group of Cos., Inc. (AE)(N)                67,000             882
JC Penney Co., Inc.                                    81,300           6,605

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Jones Apparel Group, Inc.                              35,100           1,199
Kimberly-Clark Corp.                                   17,100           1,187
Kohl's Corp. (AE)(N)                                   70,400           4,992
Las Vegas Sands Corp. (AE)                            339,427          35,324
Liberty Global, Inc. Series C (AE)                     57,890           1,634
Liberty Media Holding Corp. Series A (AE)              67,840           6,940
Limited Brands, Inc.                                   15,200             425
Liz Claiborne, Inc. (N)                               144,000           6,394
Lowe's Cos., Inc.                                     363,308          12,247
Mattel, Inc.                                           79,600           1,939
McDonald's Corp.                                      947,300          42,013
McGraw-Hill Cos., Inc. (The)                          100,300           6,728
MGM Mirage (AE)(N)                                    212,693          14,882
Monster Worldwide, Inc. (AE)                           93,000           4,595
News Corp. Class A                                    240,470           5,591
Nike, Inc. Class B                                    137,700          13,606
Nordstrom, Inc.                                        38,951           2,170
Nutri System, Inc. (AE)(N)                             46,720           2,058
Office Depot, Inc. (AE)                                30,900           1,155
Pinnacle Entertainment, Inc. (AE)                      51,504           1,778
Polo Ralph Lauren Corp. Class A                        46,600           3,823
Quiksilver, Inc. (AE)(N)                              396,300           5,631
RadioShack Corp. (N)                                   62,000           1,370
Saks, Inc. (N)                                         23,600             443
Sears Holdings Corp. (AE)                              19,800           3,498
Staples, Inc.                                         515,800          13,266
Starbucks Corp. (AE)                                  940,559          32,863
Starwood Hotels & Resorts Worldwide, Inc. (o)         203,276          12,721
Station Casinos, Inc.                                 123,988          10,316
Target Corp.                                          392,925          24,110
Tech Data Corp. (AE)                                   23,500             873
Time Warner, Inc.                                     754,850          16,508
Tribune Co. (N)                                        50,600           1,545
Under Armour, Inc. Class A (AE)(N)                     55,500           2,819
Urban Outfitters, Inc. (AE)(N)                        243,900           5,951
VF Corp.                                               22,100           1,677
Viacom, Inc. Class A (AE)                             433,320          17,623
Wal-Mart Stores, Inc.                                 439,300          20,950
Walt Disney Co. (The)                                  41,540           1,461
Wendy's International, Inc.                            36,300           1,233
Wynn Resorts, Ltd. (N)                                 54,973           6,143
XM Satellite Radio Holdings, Inc. Class A
   (AE)(N)                                            582,550           8,278
Yum! Brands, Inc.                                     111,226           6,675
                                                                 ------------
                                                                      566,054
                                                                 ------------

                                                      Diversified Equity Fund  3

RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Consumer Staples - 6.6%
Altria Group, Inc.                                    782,108          68,348
Coca-Cola Co. (The)                                   244,747          11,718
Coca-Cola Enterprises, Inc.                            76,900           1,578
Colgate-Palmolive Co.                                 163,700          11,181
Constellation Brands, Inc. Class A (AE)(N)            272,700           6,747
CVS Corp. (N)                                         213,800           7,194
Diageo PLC - ADR                                      130,950          10,310
Heineken NV - ADR                                     234,829           5,929
HJ Heinz Co.                                           36,400           1,715
Kellogg Co.                                            26,700           1,316
Kroger Co. (The)                                       83,600           2,140
Molson Coors Brewing Co. Class B                       83,000           6,706
PepsiCo, Inc.                                         792,504          51,703
Procter & Gamble Co.                                1,010,013          65,520
Safeway, Inc.                                          72,900           2,627
Sara Lee Corp.                                         85,300           1,463
Smithfield Foods, Inc. (AE)                            19,350             508
Tyson Foods, Inc. Class A (N)                         147,300           2,615
UST, Inc. (N)                                          24,700           1,419
Walgreen Co. (N)                                      356,500          16,149
                                                                 ------------
                                                                      276,886
                                                                 ------------

Financial Services - 19.7%
ACE, Ltd.                                              13,300             768
Allstate Corp. (The)                                  277,460          16,692
American Express Co.                                  340,100          19,801
American International Group, Inc.                    896,272          61,350
Annaly Capital Management, Inc. (o)                   696,550           9,598
AON Corp.                                              49,700           1,782
Astoria Financial Corp.                                28,350             839
Bank of America Corp.                               1,335,228          70,206
Bank of New York Co., Inc. (The) (N)                  183,600           7,346
BB&T Corp.                                             25,500           1,078
Capital One Financial Corp.                           145,944          11,734
CB Richard Ellis Group, Inc. Class A (AE)             180,778           6,799
Charles Schwab Corp. (The)                            406,710           7,695
Chicago Mercantile Exchange Holdings, Inc. Class
   A                                                   13,150           7,407
Chubb Corp.                                            89,900           4,678
Citigroup, Inc.                                     1,228,856          67,747
Comerica, Inc. (N)                                     28,000           1,660
Countrywide Financial Corp.                           742,000          32,262
Fannie Mae                                            670,400          37,898
Fidelity National Financial, Inc. Class A              87,391           2,075
First American Corp. (N)                              180,500           7,650
Freddie Mac                                           188,350          12,230
Genworth Financial, Inc. Class A                      797,580          27,836
Goldman Sachs Group, Inc.                             321,623          68,236

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Hartford Financial Services Group, Inc.               145,380          13,798
Hudson City Bancorp, Inc.                             112,600           1,550
IndyMac Bancorp, Inc. (N)                             173,025           6,729
IntercontinentalExchange, Inc. (AE)                    40,660           5,308
iShares Russell 1000 Value Index Fund                  68,050           5,696
JPMorgan Chase & Co.                                1,260,973          64,221
KeyCorp                                                56,300           2,149
Lehman Brothers Holdings, Inc.                        236,444          19,445
Lincoln National Corp.                                 17,500           1,175
Loews Corp.                                            19,450             845
MBIA, Inc. (N)                                         24,800           1,781
Merrill Lynch & Co., Inc. (N)                         336,300          31,464
Metlife, Inc.                                         387,810          24,091
MGIC Investment Corp. (N)                              56,700           3,500
Morgan Stanley                                        121,500          10,059
National City Corp.                                    85,090           3,221
Old Republic International Corp.                       62,800           1,400
PartnerRe, Ltd. (N)                                     8,300             564
Paychex, Inc.                                         430,000          17,204
PMI Group, Inc. (The)                                  48,800           2,334
PNC Financial Services Group, Inc.                     93,540           6,900
RenaissanceRe Holdings, Ltd.                           77,925           4,151
St. Paul Travelers Cos., Inc. (The)                   303,570          15,437
SunTrust Banks, Inc.                                  128,560          10,683
UBS AG                                                451,710          28,462
UnumProvident Corp.                                    78,000           1,716
US Bancorp                                             12,756             454
Wachovia Corp.                                        382,500          21,611
Waddell & Reed Financial, Inc. Class A                 33,000             847
Washington Mutual, Inc. (N)                           140,380           6,260
Wells Fargo & Co.                                     656,924          23,597
Western Union Co. (The)                               143,400           3,204
XL Capital, Ltd. Class A                                8,300             573
                                                                 ------------
                                                                      825,796
                                                                 ------------

Health Care - 10.6%
Abbott Laboratories                                   263,900          13,987
Allergan, Inc.                                         93,890          10,958
AmerisourceBergen Corp. Class A                        36,100           1,891
Amgen, Inc. (AE)                                      190,365          13,396
Amylin Pharmaceuticals, Inc. (AE)(N)                  121,701           4,720
Baxter International, Inc.                            445,800          22,138
Biogen Idec, Inc. (AE)                                 81,600           3,945
BioMarin Pharmaceuticals, Inc. (AE)                    82,800           1,568
Boston Scientific Corp. (AE)                          195,408           3,605
Bristol-Myers Squibb Co.                              272,500           7,845
Caremark Rx, Inc.                                      97,100           5,948

 4  Diversified Equity Fund

RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Celgene Corp. (AE)                                    161,471           8,668
Community Health Systems, Inc. (AE)                   107,400           3,840
Covance, Inc. (AE)                                     99,320           6,123
Eli Lilly & Co.                                       198,000          10,716
Genentech, Inc. (AE)                                  549,810          48,037
Genzyme Corp. (AE)                                     86,180           5,665
Gilead Sciences, Inc. (AE)                            238,390          15,333
Hospira, Inc. (AE)                                     81,700           3,005
Human Genome Sciences, Inc. (AE)(N)                   437,000           5,148
Humana, Inc. (AE)                                      30,977           1,719
Intuitive Surgical, Inc. (AE)(N)                       43,590           4,290
Invitrogen Corp. (AE)(N)                              100,900           6,178
Johnson & Johnson                                     469,730          31,378
McKesson Corp.                                        105,300           5,870
Medco Health Solutions, Inc. (AE)                     124,379           7,364
Medtronic, Inc.                                        63,228           3,380
Merck & Co., Inc.                                     518,329          23,195
New River Pharmaceuticals, Inc. (AE)(N)                46,909           2,622
Novartis AG - ADR                                     456,840          26,355
Omnicare, Inc. (N)                                    289,350          11,629
PDL BioPharma, Inc. (AE)(N)                           284,700           5,839
Pfizer, Inc.                                          393,900          10,336
Schering-Plough Corp.                                  76,100           1,903
Sepracor, Inc. (AE)(N)                                 28,100           1,603
St. Jude Medical, Inc. (AE)                            95,240           4,072
Stryker Corp. (N)                                     218,600          13,540
Tenet Healthcare Corp. (AE)(N)                        153,900           1,087
Thermo Fisher Scientific, Inc. (AE)                   352,430          16,864
UnitedHealth Group, Inc.                              697,133          36,432
Vertex Pharmaceuticals, Inc. (AE)                     229,600           8,116
WellPoint, Inc. (AE)                                   59,647           4,675
Wyeth                                                 367,580          18,162
                                                                 ------------
                                                                      443,145
                                                                 ------------
Integrated Oils - 4.2%
BP PLC - ADR                                           12,400             788
Chevron Corp.                                         368,987          26,892
ConocoPhillips                                        238,152          15,816
Exxon Mobil Corp. (N)                                 679,140          50,324
Hess Corp. (N)                                        796,150          42,984
Marathon Oil Corp.                                     94,500           8,537
Occidental Petroleum Corp.                            130,200           6,036
Total SA - ADR                                        348,250          23,698
                                                                 ------------
                                                                      175,075
                                                                 ------------

Materials and Processing - 3.7%
Alcoa, Inc.                                            69,800           2,254
Arcelor Mittal Class A                                 20,200             937
Archer-Daniels-Midland Co.                            141,120           4,516
Ashland, Inc.                                          19,400           1,349
Avery Dennison Corp.                                    7,800             533
Bunge, Ltd. (N)                                        66,050           5,083

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Cameco Corp.                                          482,100          18,382
Carpenter Technology Corp.                             80,900           9,473
Celanese Corp. Class A                                231,300           6,072
Cytec Industries, Inc. (N)                             41,200           2,399
Dow Chemical Co. (The)                                 71,000           2,949
EI Du Pont de Nemours & Co.                            82,185           4,073
Hercules, Inc. (AE)                                    53,600           1,051
Imperial Chemical Industries PLC - ADR (N)            186,769           6,793
International Paper Co.                                28,900             974
Louisiana-Pacific Corp.                                17,300             396
Lubrizol Corp.                                         22,100           1,139
Masco Corp. (N)                                       289,030           9,246
Monsanto Co.                                          338,456          18,645
PPG Industries, Inc. (N)                              103,600           6,868
Praxair, Inc.                                         220,456          13,902
Rio Tinto PLC - ADR (N)                                56,200          12,151
Smurfit-Stone Container Corp. (AE)                     87,200             942
Sonoco Products Co.                                     9,000             346
St. Joe Co. (The) (N)                                  72,641           4,206
Syngenta AG - ADR                                     193,050           7,156
Temple-Inland, Inc. (N)                               237,000          11,836
United States Steel Corp.                              15,100           1,261
                                                                 ------------
                                                                      154,932
                                                                 ------------

Miscellaneous - 3.3%
3M Co.                                                135,300          10,053
Eaton Corp.                                            27,800           2,178
General Electric Co.                                2,290,622          82,577
Honeywell International, Inc.                         192,300           8,786
SPX Corp. (N)                                          23,100           1,622
Textron, Inc.                                         241,259          22,478
Tyco International, Ltd.                              310,450           9,897
                                                                 ------------
                                                                      137,591
                                                                 ------------

Other Energy - 3.3%
Apache Corp.                                           61,600           4,495
Baker Hughes, Inc.                                    220,000          15,187
Cameron International Corp. (AE)                      127,128           6,674
Consol Energy, Inc.                                   145,200           4,999
Devon Energy Corp.                                    126,690           8,880
Halliburton Co.                                       476,600          14,079
Massey Energy Co. (N)                                 493,600          11,693
NRG Energy, Inc. (AE)(N)                               34,155           2,047
Range Resources Corp.                                 110,143           3,380
Reliant Energy, Inc. (AE)(N)                        1,567,600          23,326

                                                      Diversified Equity Fund  5

RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Schlumberger, Ltd.                                    427,906          27,168
XTO Energy, Inc.                                      311,500          15,721
                                                                 ------------
                                                                      137,649
                                                                 ------------

Producer Durables - 5.9%
AGCO Corp. (AE)(N)                                    311,000          10,565
Agilent Technologies, Inc. (AE)                       210,600           6,739
Alcatel-Lucent - ADR (N)                              467,100           6,072
American Power Conversion Corp.                       214,100           6,581
Boeing Co.                                            275,300          24,656
Bombardier, Inc. (AE)                               1,252,200           4,735
Caterpillar, Inc.                                     126,700           8,118
Centex Corp. (N)                                      180,500           9,691
Crown Castle International Corp. (AE)(N)              197,610           6,948
Cummins, Inc.                                           9,000           1,211
Deere & Co.                                           182,740          18,325
Emerson Electric Co.                                  210,800           9,480
Goodrich Corp.                                        131,150           6,429
Ingersoll-Rand Co., Ltd. Class A                       16,000             686
KB Home (N)                                            97,921           5,309
Kla-Tencor Corp.                                      201,600           9,925
Lennar Corp. Class A (N)                               83,690           4,551
Lexmark International, Inc. Class A (AE)(N)            17,400           1,097
Lockheed Martin Corp.                                 351,526          34,165
Nokia OYJ - ADR                                       179,000           3,956
Northrop Grumman Corp.                                236,930          16,808
Pulte Homes, Inc.                                     217,000           7,452
Roper Industries, Inc. (N)                             98,200           5,098
United Technologies Corp.                             571,413          38,867
                                                                 ------------
                                                                      247,464
                                                                 ------------

Technology - 11.3%
Adobe Systems, Inc. (AE)                              164,300           6,386
Akamai Technologies, Inc. (AE)(N)                     104,430           5,867
Apple, Inc. (AE)                                      468,910          40,200
Arrow Electronics, Inc. (AE)                           44,500           1,569
AU Optronics Corp. - ADR (N)                          602,249           8,088
Avnet, Inc. (AE)                                       52,200           1,621
BearingPoint, Inc. (AE)(N)                            605,350           4,849
Broadcom Corp. Class A (AE)                           361,740          11,547
Celestica, Inc. (AE)(N)                               374,400           2,231
Cisco Systems, Inc. (AE)                            1,518,812          40,385
Corning, Inc. (AE)                                    477,700           9,955
Dell, Inc. (AE)                                       684,450          16,598
Electronic Data Systems Corp.                          36,100             950
EMC Corp. (AE)                                        332,400           4,650
F5 Networks, Inc. (AE)                                 53,140           3,796
Flextronics International, Ltd. (AE)(N)                73,700             857
General Dynamics Corp.                                163,576          12,784
Hewlett-Packard Co.                                 1,323,170          57,267
Intel Corp.                                         1,476,257          30,942

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
International Business Machines Corp.                 113,000          11,204
International Rectifier Corp. (AE)(N)                 120,200           5,016
JDS Uniphase Corp. (AE)(N)                            642,013          11,415
L-3 Communications Holdings, Inc.                      94,700           7,798
Marvell Technology Group, Ltd. (AE)                    81,819           1,497
Maxim Integrated Products, Inc.                       137,100           4,223
Microsoft Corp.                                     1,016,772          31,378
Motorola, Inc.                                        606,450          12,038
National Semiconductor Corp.                          253,700           5,868
Nvidia Corp. (AE)                                     177,200           5,431
Oracle Corp. (AE)                                     428,740           7,357
PerkinElmer, Inc.                                     293,800           7,013
Qualcomm, Inc.                                      1,011,400          38,089
Raytheon Co.                                           22,600           1,173
Research In Motion, Ltd. (AE)                         148,350          18,956
Salesforce.com, Inc. (AE)(N)                          156,800           6,873
SanDisk Corp. (AE)                                    250,100          10,054
Sanmina-SCI Corp. (AE)                                302,700           1,059
Seagate Technology, Inc. (AE)                           9,200              --
Solectron Corp. (AE)                                  207,700             675
Sun Microsystems, Inc. (AE)                         1,167,520           7,752
Sunpower Corp. Class A (AE)(N)                         68,000           3,012
Texas Instruments, Inc.                               499,660          15,584
                                                                 ------------
                                                                      474,007
                                                                 ------------

Utilities - 4.5%
Ameren Corp.                                           13,600             722
America Movil SA de CV Series L                       139,779           6,201
American Electric Power Co., Inc.                      44,100           1,920
AT&T, Inc.                                          1,042,783          39,240
Comcast Corp. Class A (AE)                            792,607          35,129
Constellation Energy Group, Inc.                        5,900             428
Dominion Resources, Inc. (N)                          328,170          27,225
Embarq Corp.                                          122,321           6,790
Entergy Corp.                                          16,200           1,504
FPL Group, Inc. (N)                                   111,940           6,341
Level 3 Communications, Inc. (AE)(N)                  358,500           2,226
NII Holdings, Inc. (AE)(N)                            105,350           7,775
Progress Energy, Inc.                                  13,700             651
Progress Energy, Inc. - CVO                             5,500               2
Sprint Nextel Corp.                                 1,270,080          22,646
Time Warner Telecom, Inc. Class A (AE)                132,750           3,090

 6  Diversified Equity Fund

RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
TXU Corp.                                             177,750           9,613
Verizon Communications, Inc. (N)                      382,700          14,742
                                                                 ------------
                                                                      186,245
                                                                 ------------
TOTAL COMMON STOCKS
(cost $3,117,667)                                                   3,773,327
                                                                 ------------

PREFERRED STOCKS - 0.1%
Producer Durables - 0.1%
General Motors Corp.                                   82,550           1,969
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $1,401)                                                           1,969
                                                                 ------------

SHORT-TERM INVESTMENTS - 9.7%
Russell Investment Company
   Money Market Fund                              391,589,926         391,590
United States Treasury Bills (c)(z)(sec.)
   4.899% due 03/15/07                                  1,000             994
   4.968% due 03/15/07                                 14,000          13,921
   5.009% due 03/15/07                                    100             100
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $406,605)                                                       406,605
                                                                 ------------

OTHER SECURITIES - 6.6%
Russell Investment Company
   Money Market Fund (X)                           68,431,903          68,432
State Street Securities Lending
   Quality Trust (X)                              208,644,118         208,644
                                                                 ------------
TOTAL OTHER SECURITIES
(cost $277,076)                                                       277,076
                                                                 ------------

TOTAL INVESTMENTS - 106.5%
(identified cost $3,802,749)                                        4,458,977

OTHER ASSETS AND LIABILITIES,
NET - (6.5%)                                                         (270,849)
                                                                 ------------

NET ASSETS - 100.0%                                                 4,188,128
                                                                 ============

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
Russell 1000 Index
   expiration date 03/07 (43)                          16,925              203

Russell 1000 Mini Index (CME)
   expiration date 03/07 (110)                          8,656              113

S&P 500 E-Mini Index (CME)
   expiration date 03/07 (839)                         60,534              721

S&P 500 Index (CME)
   expiration date 03/07 (685)                        247,114            3,646

S&P Midcap 400 E-Mini Index (CME)
   expiration date 03/07 (770)                         64,441              984
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                5,667
                                                                  ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                      Diversified Equity Fund  7

RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 93.3%
Auto and Transportation - 3.5%
AAR Corp. (AE)(N)                                      79,000           2,353
Aftermarket Technology Corp. (AE)                      15,800             341
American Commercial Lines, Inc. (AE)(N)                20,400           1,437
AMR Corp. (AE)                                         32,800           1,215
Arctic Cat, Inc. (N)                                   13,000             240
Arkansas Best Corp. (N)                                34,000           1,299
ArvinMeritor, Inc. (N)                                162,714           3,132
Autoliv, Inc. (N)                                      12,800             772
Bristow Group, Inc. (AE)(N)                            57,600           2,151
Commercial Vehicle Group, Inc. (AE)                    14,400             291
Continental Airlines, Inc. Class A (AE)                 9,249             384
Dana Corp. (N)                                        211,000             249
Danaos Corp.                                           16,400             396
DryShips, Inc. (N)                                     66,500           1,135
ExpressJet Holdings, Inc. Class A (AE)                135,948           1,062
Freightcar America, Inc.                                3,715             216
Grupo Aeroportuario del Centro Norte Sab de CV -
   ADR (AE)                                            56,100           1,361
Grupo Aeroportuario del Sureste SAB de CV - ADR        30,600           1,331
Gulfmark Offshore, Inc. (AE)                           20,900             755
Heartland Express, Inc. (N)                            19,424             329
Horizon Lines, Inc. Class A                            71,575           2,129
HUB Group, Inc. Class A (AE)                           32,075             958
Kansas City Southern (AE)(N)                           25,600             770
Laidlaw International, Inc.                            63,800           1,896
Lear Corp.                                             48,700           1,649
Modine Manufacturing Co.                               10,700             280
Navistar International Corp. (AE)(N)                   48,900           2,163
OMI Corp. (N)                                          56,500           1,246
PAM Transportation Services (AE)                        7,200             158
Republic Airways Holdings, Inc. (AE)                   31,600             604
Saia, Inc. (AE)(N)                                     29,800             794
Skywest, Inc.                                          38,711           1,051
Standard Motor Products, Inc.                          20,648             327
Teekay Shipping Corp. (N)                              26,800           1,346
Tidewater, Inc. (N)                                     4,100             211
TRW Automotive Holdings Corp. (AE)                     50,200           1,313
US Xpress Enterprises, Inc. Class A (AE)(N)            26,600             491
UTI Worldwide, Inc.                                   157,135           4,777
Visteon Corp. (AE)                                     50,900             407
Wabtec Corp.                                            8,548             274
YRC Worldwide, Inc. (AE)(N)                            41,000           1,818
                                                                 ------------
                                                                       45,111
                                                                 ------------

Consumer Discretionary - 18.7%
24/7 Real Media, Inc. (AE)(N)                         128,900           1,303
Abercrombie & Fitch Co. Class A                        47,308           3,763
ABM Industries, Inc.                                   21,033             544

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Activision, Inc. (AE)(N)                              379,871           6,469
Adesa, Inc.                                            27,100             786
Advance Auto Parts, Inc.                               25,700             975
Advisory Board Co. (The) (AE)                          58,179           3,276
AFC Enterprises (AE)(N)                                22,000             369
Alloy, Inc. (AE)                                        9,942             118
American Eagle Outfitters, Inc.                        37,000           1,198
American Greetings Corp. Class A                       30,698             737
American Woodmark Corp.                                26,052           1,171
AMN Healthcare Services, Inc. (AE)                    121,500           3,144
aQuantive, Inc. (AE)                                   97,536           2,614
Asbury Automotive Group, Inc.                          25,999             636
Autonation, Inc. (AE)                                   1,900              43
Baidu.com - ADR (AE)                                   41,833           5,227
Bare Escentuals, Inc. (AE)                             56,821           2,073
Barnes & Noble, Inc.                                   30,300           1,180
Bebe Stores, Inc.                                     135,505           2,510
Big Lots, Inc. (AE)                                   137,153           3,556
Blockbuster, Inc. Class A (AE)                        137,601             893
Bob Evans Farms, Inc.                                  25,696             873
Books-A-Million, Inc. Class A                           8,884             170
Bowne & Co., Inc.                                      19,100             287
Bright Horizons Family Solutions, Inc. (AE)(N)         30,900           1,210
Brown Shoe Co., Inc.                                   32,795           1,782
Buckle, Inc. (The)                                     16,500             554
Carmax, Inc. (AE)(N)                                   73,700           4,233
CBRL Group, Inc. (N)                                    3,606             169
CEC Entertainment, Inc. (AE)                           60,900           2,575
Central Parking Corp. (N)                              15,691             313
Cenveo, Inc. (AE)                                      13,400             313
Charlotte Russe Holding, Inc. (AE)                      1,908              58
Chemed Corp.                                           33,386           1,219
Children's Place Retail Stores, Inc. (The) (AE)        42,756           2,318
Chipotle Mexican Grill, Inc. Class A (AE)(N)           12,500             743
Churchill Downs, Inc. (N)                               3,962             166
CMGI, Inc. (AE)                                       334,368             425
Coinstar, Inc. (AE)                                    24,650             745
Consolidated Graphics, Inc. (AE)                       15,300             949
Convergys Corp. (AE)                                   97,800           2,547
Core-Mark Holding Co., Inc. (AE)(N)                     4,300             135
Corinthian Colleges, Inc. (AE)(N)                      67,100             876
Corporate Executive Board Co.                          35,836           3,251
CRA International, Inc. (AE)                            9,993             539
Crocs, Inc. (AE)(N)                                   107,300           5,401

 8  Special Growth Fund

RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
CSK Auto Corp. (AE)                                    29,300             486
CSS Industries, Inc.                                    1,900              69
DeVry, Inc. (N)                                        75,900           2,137
Dick's Sporting Goods, Inc. (AE)(N)                     9,400             484
Dillard's, Inc. Class A                                65,800           2,260
Dolby Laboratories, Inc. Class A (AE)                 119,700           4,010
Dollar Tree Stores, Inc. (AE)(N)                       86,000           2,706
DreamWorks Animation SKG, Inc. Class A (AE)(N)         45,600           1,285
Dress Barn, Inc. (AE)                                  29,170             655
DSW, Inc. Class A (AE)                                 21,866             877
Earthlink, Inc. (AE)(N)                               135,300             989
Electronic Arts, Inc. (AE)                             65,245           3,262
Elizabeth Arden, Inc. (AE)                             26,200             495
Ethan Allen Interiors, Inc. (N)                        42,400           1,597
Ezcorp, Inc. Class A (AE)                              55,713             932
Family Dollar Stores, Inc.                             34,700           1,124
Federated Department Stores, Inc.                      42,200           1,751
Focus Media Holding, Ltd. - ADR (AE)                   43,900           3,629
Foot Locker, Inc.                                      98,800           2,217
Forrester Research, Inc. (AE)                          91,202           2,568
FTD Group, Inc. (AE)                                   44,700             825
GameStop Corp. Class A (AE)                            49,270           2,633
Gmarket, Inc. - ADR (N)                                79,400           1,699
Great Wolf Resorts, Inc. (AE)                          32,200             455
Group 1 Automotive, Inc.                               26,100           1,383
Guess?, Inc. (AE)(N)                                   64,100           4,622
Gymboree Corp. (AE)                                    25,973           1,124
Hasbro, Inc. (N)                                       73,800           2,096
Haverty Furniture Cos., Inc.                           27,260             417
Helen of Troy, Ltd. (AE)(N)                           105,230           2,537
Home Solutions of America, Inc. (AE)(N)               171,492           1,099
Iconix Brand Group, Inc. (AE)(N)                      240,738           4,793
ICT Group, Inc. (AE)                                   11,699             334
IKON Office Solutions, Inc.                            69,100           1,030
infoUSA, Inc.                                          97,986           1,177
Interstate Hotels & Resorts, Inc. (AE)                 54,486             401
ITT Educational Services, Inc. (AE)                    28,200           2,188
J Crew Group, Inc. (AE)(N)                             64,700           2,351
Jack in the Box, Inc. (AE)                             36,402           2,249
Jakks Pacific, Inc. (AE)                               34,900             707
Jones Apparel Group, Inc.                              30,400           1,038
JOS A Bank Clothiers, Inc. (AE)(N)                     42,030           1,301
Journal Register Co.                                   59,700             417
K-Swiss, Inc. Class A                                  33,900           1,072
K2, Inc. (AE)                                          88,513           1,069
Kellwood Co.                                           33,412           1,096
Kenneth Cole Productions, Inc. Class A (N)              8,200             194
Knology, Inc. (AE)                                      9,164             122
Knot, Inc. (The) (AE)(N)                               57,200           1,726
Korn/Ferry International (AE)(N)                      150,626           3,597
Lakes Entertainment, Inc. (AE)(N)                      13,500             116

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Leapfrog Enterprises, Inc. Class A (AE)(N)             63,800             684
Lee Enterprises, Inc.                                  69,200           2,300
Libbey, Inc. (N)                                       25,900             308
LIFE TIME FITNESS, Inc. (AE)(N)                       101,700           5,512
Lightbridge, Inc. (AE)                                 31,432             504
Liz Claiborne, Inc. (N)                                34,000           1,510
LKQ Corp. (AE)                                         53,419           1,144
Lodgenet Entertainment Corp. (AE)                      25,539             694
Luby's, Inc. (AE)                                       4,700              51
Maidenform Brands, Inc. (AE)                           17,159             344
Marcus Corp. (N)                                       19,600             469
McClatchy Co. Class A (N)                              72,200           2,793
McCormick & Schmick's Seafood Restaurants, Inc.
   (AE)                                                 6,800             171
Men's Wearhouse, Inc. (The)                            63,400           2,722
Meredith Corp.                                         40,200           2,370
Morton's Restaurant Group, Inc. (AE)                    6,300             118
Mothers Work, Inc. (AE)                                 5,347             179
Movado Group, Inc.                                      8,300             238
Movie Gallery, Inc. (AE)                               27,941             107
MPS Group, Inc. (AE)                                  115,989           1,738
Navarre Corp. (AE)(N)                                  11,400              46
O'Charleys, Inc. (AE)                                  61,847           1,314
O'Reilly Automotive, Inc. (AE)                         69,533           2,427
OfficeMax, Inc.                                        50,200           2,424
On Assignment, Inc. (AE)                               82,600           1,066
Orient-Express Hotels, Ltd. Class A                    80,095           3,817
Pacific Sunwear of California, Inc. (AE)(N)            82,500           1,617
Payless Shoesource, Inc. (AE)                          35,628           1,210
Penn National Gaming, Inc. (AE)                        56,178           2,462
Perry Ellis International, Inc. (AE)                   54,850           1,650
Phillips-Van Heusen Corp.                              96,933           5,346
Pier 1 Imports, Inc. (N)                              116,700             790
Prestige Brands Holdings, Inc. (AE)                    26,700             339
Priceline.com, Inc. (AE)                               46,900           1,999
Quiksilver, Inc. (AE)(N)                               84,700           1,204
RadioShack Corp. (N)                                   47,400           1,048
RC2 Corp. (AE)                                          5,959             235
Rent-A-Center, Inc. Class A (AE)(N)                    72,900           2,148
Republic Services, Inc. Class A                        63,220           2,734
Retail Ventures, Inc. (AE)                             13,664             270
Rush Enterprises, Inc. Class A (AE)                     8,500             156
Scholastic Corp. (AE)(N)                               88,689           3,135
Service Corp. International                            85,700             913
Shoe Carnival, Inc. (AE)                               18,038             574
Sirva, Inc. (AE)                                       53,600             166

                                                          Special Growth Fund  9

RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Skechers USA, Inc. Class A (AE)                         7,700             273
Sonic Automotive, Inc. Class A                         26,100             818
Spanish Broadcasting System, Inc. Class A
   (AE)(N)                                              6,300              26
Stage Stores, Inc.                                     30,791             988
Standard Parking Corp. (AE)                             5,818             222
Stanley Furniture Co., Inc.                             7,393             158
Steak N Shake Co. (The) (AE)                            3,500              62
Stewart Enterprises, Inc. Class A                      26,500             188
Sturm Ruger & Co., Inc. (AE)                           16,506             172
Take-Two Interactive Software, Inc. (AE)(N)            54,600             949
TeleTech Holdings, Inc. (AE)(N)                       119,100           3,210
Topps Co., Inc. (The) (N)                              40,300             397
Tractor Supply Co. (AE)                                40,622           2,045
Triarc Cos., Inc. Class A                              58,200           1,138
Under Armour, Inc. Class A (AE)(N)                     45,500           2,311
Unifirst Corp.                                          4,800             199
United Online, Inc.                                   133,838           1,879
Urban Outfitters, Inc. (AE)                            58,900           1,437
Viad Corp.                                             23,200             973
VistaPrint, Ltd. (AE)(N)                               28,900           1,245
Warnaco Group, Inc. (The) (AE)                         30,200             854
Washington Post Co. (The) Class B (N)                   1,730           1,319
Waste Connections, Inc. (AE)                           41,267           1,798
West Marine, Inc. (AE)                                 21,911             382
WMS Industries, Inc. (AE)(N)                           26,100           1,035
                                                                 ------------
                                                                      240,961
                                                                 ------------

Consumer Staples - 1.7%
Alliance One International, Inc. (AE)                 272,922           2,093
Boston Beer Co., Inc. Class A (AE)                      8,000             281
Coca-Cola Bottling Co. Consolidated (N)                16,826           1,056
Dean Foods Co. (AE)                                    38,100           1,686
Del Monte Foods Co.                                    97,600           1,119
Imperial Sugar Co. (N)                                 25,100             782
J&J Snack Foods Corp.                                   5,408             223
Loews Corp. - Carolina Group                           36,000           2,467
McCormick & Co., Inc.                                  49,000           1,913
Molson Coors Brewing Co. Class B                       40,000           3,232
Nash Finch Co.                                         10,386             300
NBTY, Inc. (AE)                                        36,692           1,903
Pathmark Stores, Inc. (AE)(N)                          49,600             544
PepsiAmericas, Inc.                                    26,000             573
Performance Food Group Co. (AE)                        14,300             424
Premium Standard Farms, Inc.                           40,583             772
Reddy Ice Holdings, Inc.                               22,003             571
Ruddick Corp.                                           3,600             100
Schweitzer-Mauduit International, Inc.                 16,113             391
Spartan Stores, Inc.                                   42,414           1,004
Universal Corp.                                         1,844              89

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Weis Markets, Inc.                                      3,867             167
                                                                 ------------
                                                                       21,690
                                                                 ------------

Financial Services - 16.3%
Accredited Home Lenders Holding Co. (AE)               14,798             411
Advance America Cash Advance Centers, Inc.             18,661             260
Advent Software, Inc. (AE)(N)                         106,300           3,800
Affiliated Managers Group, Inc. (AE)                   56,715           6,318
AG Edwards, Inc.                                       15,333           1,015
Alliance Data Systems Corp. (AE)(N)                   118,858           8,074
AMB Property Corp. (o)                                 34,300           2,087
American Financial Group, Inc.                         16,350             577
American Home Mortgage Investment Corp. (o)(N)         48,366           1,690
American Physicians Capital, Inc. (AE)                  4,400             170
Amerisafe, Inc. (AE)                                   30,240             500
Annaly Capital Management, Inc. (o)                   115,000           1,585
Anthracite Capital, Inc. (o)                           12,110             166
Anworth Mortgage Asset Corp. (o)                       88,000             808
Apollo Investment Corp.                                83,500           1,854
Arbor Realty Trust, Inc. (o)                            9,700             310
Arch Capital Group, Ltd. (AE)                          14,800             956
Ares Capital Corp.                                     82,650           1,640
Argonaut Group, Inc. (AE)                               7,608             255
Arthur J Gallagher & Co. (N)                           29,700             851
Ashford Hospitality Trust, Inc. (o)                   117,000           1,440
Aspen Insurance Holdings, Ltd.                         47,600           1,219
Asset Acceptance Capital Corp. (AE)                     7,700             119
Assurant, Inc.                                         68,017           3,780
Axis Capital Holdings, Ltd.                            45,500           1,499
Bancfirst Corp.                                         4,100             200
Bank of Hawaii Corp.                                   31,100           1,628
Bankunited Financial Corp. Class A (N)                 94,600           2,610
Banner Corp.                                            4,100             176
Bear Stearns Cos., Inc. (The) (N)                       8,600           1,418
BOK Financial Corp.                                     5,556             295
Bristol West Holdings, Inc.                             5,776              96
Capital Trust, Inc. Class A (o)(N)                     36,100           1,791
CapitalSource, Inc. (o)(N)                             54,800           1,523
Cash America International, Inc.                       44,730           1,910
Central Pacific Financial Corp.                        21,585             844
CharterMac (N)                                          7,200             152
Chittenden Corp.                                       10,900             332
CIT Group, Inc.                                        21,500           1,268
City Bank                                               6,900             235
City Holding Co.                                        4,403             177
CNA Surety Corp. (AE)                                  69,900           1,485

 10  Special Growth Fund

RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Colonial BancGroup, Inc. (The) (N)                    113,400           2,783
Colonial Properties Trust (o)                          26,700           1,312
Commerce Group, Inc.                                   38,116           1,150
Community Bancorp (AE)                                 11,775             394
Community Trust Bancorp, Inc.                           3,900             152
Corus Bankshares, Inc. (N)                            102,715           2,188
Deerfield Triarc Capital Corp. (o)                    126,800           2,118
Deluxe Corp.                                           47,400           1,418
DiamondRock Hospitality Co. (o)                        53,300           1,005
Downey Financial Corp.                                 14,575           1,043
Duke Realty Corp. (o)(N)                               30,000           1,324
Education Realty Trust, Inc. (o)(N)                    20,200             304
Entertainment Properties Trust (o)                     11,568             750
Euronet Worldwide, Inc. (AE)                          121,023           3,493
Extra Space Storage, Inc. (o)(N)                       22,700             448
Factset Research Systems, Inc.                         14,238             827
FBL Financial Group, Inc. Class A                       3,400             132
FelCor Lodging Trust, Inc. (o)                         82,100           1,812
Fidelity National Financial, Inc. Class A              41,035             974
Fidelity National Information Services, Inc.           26,118           1,111
First American Corp. (N)                              120,000           5,086
First Bancorp                                          14,100             151
First Cash Financial Services, Inc. (AE)               46,349           1,088
First Mutual Bancshares, Inc. (N)                      53,652           1,194
First Place Financial Corp.                             4,863             116
First Regional Bancorp (AE)                             3,876             132
FirstFed Financial Corp. (AE)                          33,760           2,328
Fulton Financial Corp. (N)                             39,510             632
GFI Group, Inc. (AE)(N)                                48,600           3,109
Global Payments, Inc.                                  52,425           1,980
Gramercy Capital Corp. (o)                              3,078             111
Hanmi Financial Corp. (N)                              65,256           1,336
HCC Insurance Holdings, Inc.                           53,700           1,677
Health Care REIT, Inc. (o)(N)                          34,300           1,606
HealthExtras, Inc. (AE)(N)                             67,100           1,715
Hersha Hospitality Trust (o)(N)                        16,800             188
Highland Hospitality Corp. (o)                         89,300           1,418
Hospitality Properties Trust (o)                       63,200           3,084
HRPT Properties Trust (o)(N)                          139,000           1,810
Huntington Bancshares, Inc.                            19,100             445
IBERIABANK Corp. (N)                                    2,900             167
IMPAC Mortgage Holdings, Inc. (o)(N)                  111,487             961
International Securities Exchange Holdings, Inc.
   Class A (N)                                         44,200           1,831
Intersections, Inc. (AE)(N)                             1,700              20
Intervest Bancshares Corp. Class A (AE)                13,774             418
Investment Technology Group, Inc. (AE)                 45,186           1,970
Investors Real Estate Trust (o)                         2,500              26
IPC Holdings, Ltd. (N)                                 88,500           2,606

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
iStar Financial, Inc. (o)                              89,400           4,483
ITLA Capital Corp.                                        400              24
JER Investors Trust, Inc. (o)                          44,100             903
John H Harland Co.                                      5,154             260
Jones Lang LaSalle, Inc.                                6,636             693
Knight Capital Group, Inc. Class A (AE)               133,200           2,407
Kohlberg Capital Corp. (AE)                            66,225           1,184
Kronos, Inc. (AE)                                      25,800             980
LTC Properties, Inc. (o)                               19,417             548
Luminent Mortgage Capital, Inc. (o)                    27,866             258
Macatawa Bank Corp. (N)                                 6,100             120
MCG Capital Corp.                                     121,200           2,396
Meadowbrook Insurance Group, Inc. (AE)                 18,800             189
Medical Properties Trust, Inc. (o)                     11,199             175
Mercantile Bank Corp.                                   3,700             129
MFA Mortgage Investments, Inc. (o)                     40,900             304
Mid-America Apartment Communities, Inc. (o)            22,300           1,341
Municipal Mortgage & Equity LLC (N)                     7,800             246
Nara Bancorp, Inc.                                     25,010             491
National Penn Bancshares, Inc. (N)                      6,186             116
National Retail Properties, Inc. (o)(N)                90,400           2,147
Nationwide Financial Services, Inc. (N)                27,300           1,492
Navigators Group, Inc. (AE)                            12,820             613
Nelnet, Inc. Class A (AE)(N)                           28,200             780
New Century Financial Corp. (o)(N)                     57,000           1,725
Newcastle Investment Corp. (o)                         53,484           1,734
NorthStar Realty Finance Corp. (o)                    296,011           5,225
Ocwen Financial Corp. (AE)                             24,197             341
Odyssey Re Holdings Corp. (N)                          28,900           1,140
Ohio Casualty Corp.                                    17,300             511
Old Republic International Corp.                       60,250           1,344
Oriental Financial Group                               12,279             157
Pacific Capital Bancorp                                92,169           2,946
Pennsylvania Real Estate Investment Trust (o)          29,100           1,243
Philadelphia Consolidated Holding Co. (AE)             28,200           1,271
Pico Holdings, Inc. (AE)                                8,700             374
Pinnacle Financial Partners, Inc. (AE)                    321              10
Piper Jaffray Cos., Inc. (AE)                          11,446             789
PMI Group, Inc. (The) (N)                              29,000           1,387
Preferred Bank                                          2,600             170
Protective Life Corp.                                  31,300           1,531

                                                         Special Growth Fund  11

RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Provident Financial Holdings, Inc.                        657              19
Provident Financial Services, Inc.                     24,600             448
PS Business Parks, Inc. (o)                             9,966             750
R&G Financial Corp. Class B                            31,400             236
Radian Group, Inc.                                     24,000           1,445
RAIT Financial Trust (o)                               67,800           2,535
Raymond James Financial, Inc.                         112,000           3,575
Realty Income Corp. (o)                                50,700           1,459
Redwood Trust, Inc. (o)                                 8,515             541
RenaissanceRe Holdings, Ltd.                           29,000           1,545
RLI Corp.                                              13,400             742
Ryder System, Inc. (N)                                 55,600           3,032
S1 Corp. (AE)                                          51,191             294
Safety Insurance Group, Inc.                           30,088           1,469
SeaBright Insurance Holdings, Inc. (AE)                15,600             281
SEI Investments Co. (N)                                35,700           2,225
South Financial Group, Inc. (The)                      42,300           1,093
Southwest Bancorp, Inc.                                47,582           1,268
Sovran Self Storage, Inc. (o)                          24,400           1,464
Spirit Finance Corp. (o)(N)                            76,000             952
Stancorp Financial Group, Inc.                         42,600           2,038
Sterling Bancorp                                        3,605              67
Sterling Bancshares, Inc.                              42,450             512
Sunstone Hotel Investors, Inc. (o)                     56,000           1,584
Susquehanna Bancshares, Inc. (N)                       25,600             646
SWS Group, Inc.                                        46,259           1,167
Taylor Capital Group, Inc.                              9,553             363
TCF Financial Corp. (N)                                16,800             426
TD Banknorth, Inc.                                     40,948           1,321
Thornburg Mortgage, Inc. (o)(N)                        89,700           2,413
TierOne Corp.                                          18,201             548
Triad Guaranty, Inc. (AE)                              19,151             986
Umpqua Holdings Corp. (N)                               4,200             119
United America Indemnity, Ltd. Class A (AE)            10,600             256
Unitrin, Inc.                                          25,300           1,296
Ventas, Inc. (o)                                       10,000             462
Weingarten Realty Investors (o)(N)                      6,100             302
Whitney Holding Corp. (N)                              32,049           1,014
Williams Scotsman International, Inc. (AE)(N)           8,200             166
Wilmington Trust Corp. (N)                             18,800             788
Winston Hotels, Inc. (o)                               10,600             148
World Acceptance Corp. (AE)                               868              38
Zenith National Insurance Corp.                        53,372           2,439
Zions Bancorporation                                   16,500           1,400
                                                                 ------------
                                                                      209,516
                                                                 ------------

Health Care - 11.8%
Accelrys, Inc. (AE)                                   102,100             648
Adams Respiratory Therapeutics, Inc. (AE)              58,933           2,643

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Advanced Medical Optics, Inc. (AE)(N)                  32,400           1,191
Albany Molecular Research, Inc. (AE)                   27,066             276
Alliance Imaging, Inc. (AE)(N)                         17,900             125
Allscripts Healthcare Solutions, Inc. (AE)             99,129           3,033
Alpharma, Inc. Class A                                 18,100             499
Amedisys, Inc. (AE)                                    40,766           1,318
American Medical Systems Holdings, Inc. (AE)(N)       284,183           5,655
American Oriental Bioengineering, Inc. (AE)            73,800             948
AMERIGROUP Corp. (AE)                                  31,964           1,159
Applera Corp. - Celera Group (AE)                     244,100           3,871
Apria Healthcare Group, Inc. (AE)                      38,162           1,060
Arthrocare Corp. (AE)                                  67,478           2,490
Beckman Coulter, Inc. (N)                               8,700             561
Bio-Rad Laboratories, Inc. Class A (AE)                13,492           1,161
Bruker BioSciences Corp. (AE)                          25,832             192
Cerner Corp. (AE)(N)                                   94,800           4,259
Charles River Laboratories International, Inc.
   (AE)                                                38,600           1,737
Community Health Systems, Inc. (AE)                    96,414           3,447
Conmed Corp. (AE)                                      13,871             336
Cooper Cos., Inc. (The) (N)                            43,400           2,070
Corvel Corp. (AE)                                      51,400           2,422
Covance, Inc. (AE)                                     21,600           1,332
Cutera, Inc. (AE)                                      35,900           1,025
DaVita, Inc. (AE)                                     153,375           8,374
Digene Corp. (AE)                                      31,400           1,616
Discovery Laboratories, Inc. (AE)(N)                   63,000             158
Enzon Pharmaceuticals, Inc. (AE)                       50,888             454
Haemonetics Corp. (AE)                                 47,062           2,270
Health Net, Inc. (AE)                                  14,500             706
Healthcare Services Group (N)                         112,400           3,251
Healthspring, Inc. (AE)                               128,200           2,522
Healthways, Inc. (AE)(N)                               43,589           1,979
Henry Schein, Inc. (AE)                                75,212           3,819
Hologic, Inc. (AE)                                    136,658           7,591
Illumina, Inc. (AE)                                    18,000             735
Immucor, Inc. (AE)                                     19,200             606
Intralase Corp. (AE)(N)                                78,300           1,926
Invacare Corp.                                         23,700             512
Inverness Medical Innovations, Inc. (AE)(N)            41,700           1,719
King Pharmaceuticals, Inc. (AE)                       151,700           2,709
Landauer, Inc.                                          5,604             288

 12  Special Growth Fund

RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LHC Group, Inc. (AE)                                    9,627             251
LifePoint Hospitals, Inc. (AE)                         51,600           1,753
Medcath Corp. (AE)                                     48,852           1,399
Medical Action Industries, Inc. (AE)                   10,467             330
Mentor Corp.                                           58,769           2,997
Mindray Medical International, Ltd. - ADR
   (AE)(N)                                             18,600             452
Molina Healthcare, Inc. (AE)(N)                        39,540           1,219
Myriad Genetics, Inc. (AE)(N)                          39,200           1,401
Nabi Biopharmaceuticals (AE)(N)                        44,900             260
Neurocrine Biosciences, Inc. (AE)                      26,200             366
Nighthawk Radiology Holdings, Inc. (AE)(N)             78,300           1,974
Noven Pharmaceuticals, Inc. (AE)                       17,592             481
NuVasive, Inc. (AE)(N)                                 55,500           1,344
Omrix Biopharmaceuticals, Inc. (AE)                    19,600             668
Palomar Medical Technologies, Inc. (AE)(N)             70,400           3,503
Patterson Cos., Inc. (AE)                              88,374           3,324
Perrigo Co.                                            58,468           1,010
Pharmaceutical Product Development, Inc.              101,058           3,487
Pharmacopeia Drug Discovery, Inc. (AE)                 54,750             242
Pharmacyclics, Inc. (AE)(N)                             5,300              26
PharmaNet Development Group, Inc. (AE)                 23,351             464
Phase Forward, Inc. (AE)                               62,000             839
PolyMedica Corp. (N)                                   23,200             929
PSS World Medical, Inc. (AE)                          147,952           2,962
Psychiatric Solutions, Inc. (AE)                      101,230           3,942
Quality Systems, Inc.                                  58,364           2,476
RehabCare Group, Inc. (AE)                              8,700             132
ResMed, Inc. (AE)                                      41,500           2,182
Savient Pharmaceuticals, Inc. (AE)                     49,845             744
Sierra Health Services, Inc. (AE)                      80,742           3,246
Stericycle, Inc. (AE)(N)                               34,300           2,641
STERIS Corp.                                           42,900           1,109
Techne Corp. (AE)                                      59,742           3,467
Universal Health Services, Inc. Class B                38,700           2,242
Ventana Medical Systems, Inc. (AE)(N)                  29,400           1,238
Vital Images, Inc. (AE)                                19,856             666
Watson Pharmaceuticals, Inc. (AE)(N)                   66,300           1,805
WellCare Health Plans, Inc. (AE)(N)                    84,212           6,525
West Pharmaceutical Services, Inc.                     15,369             746
Zoll Medical Corp. (AE)                                28,907           1,813
                                                                 ------------
                                                                      151,348
                                                                 ------------

Materials and Processing - 9.6%
Acuity Brands, Inc.                                    20,057           1,164
AEP Industries, Inc. (AE)                               2,970             139

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Affordable Residential Communities, LP (AE)(N)         34,410             377
Airgas, Inc.                                           82,051           3,415
Albemarle Corp.                                        31,500           2,456
AM Castle & Co. (N)                                    53,160           1,329
Barnes Group, Inc. (N)                                 53,700           1,150
Bluegreen Corp. (AE)(N)                                 8,600             112
Brookfield Homes Corp. (N)                             24,000             871
Buckeye Technologies, Inc. (AE)                       122,252           1,463
Building Materials Holding Corp. (N)                   75,000           1,787
Cambrex Corp.                                         105,219           2,302
Carpenter Technology Corp.                             31,198           3,653
Celanese Corp. Class A                                 84,600           2,221
Ceradyne, Inc. (AE)                                    12,900             698
CF Industries Holdings, Inc.                           62,900           1,918
Chesapeake Corp.                                       21,000             369
Chicago Bridge & Iron Co. NV                           95,075           2,826
Comfort Systems USA, Inc.                              51,500             631
Commercial Metals Co.                                  41,900           1,136
Constar International, Inc. (AE)(N)                    52,000             393
Crown Holdings, Inc. (AE)                              32,400             715
Cytec Industries, Inc. (N)                             58,700           3,418
Eastman Chemical Co. (N)                               56,500           3,309
EMCOR Group, Inc. (AE)                                 44,780           2,571
Energy Conversion Devices, Inc. (AE)                   78,187           2,694
Ennis, Inc. (N)                                        82,100           2,068
FMC Corp.                                              26,500           2,063
Georgia Gulf Corp. (N)                                 44,500             926
Gerdau Ameristeel Corp.                               146,000           1,469
GrafTech International, Ltd. (AE)                      85,953             698
Granite Construction, Inc.                             17,993             964
Greif, Inc. Class A                                     3,453             395
Harsco Corp.                                           19,100           1,640
HB Fuller Co.                                          90,200           2,333
Hercules, Inc. (AE)                                   148,500           2,912
Huntsman Corp. (AE)                                    41,000             857
Infrasource Services, Inc. (AE)                        38,169             811
Innospec, Inc.                                         25,724           1,376
Insituform Technologies, Inc. Class A (AE)(N)          66,900           1,867
Jacobs Engineering Group, Inc. (AE)                    25,200           2,282
Kaydon Corp.                                            7,900             341
Lamson & Sessions Co. (The) (AE)(N)                    55,800           1,456
Landec Corp. (AE)                                      24,538             301
Layne Christensen Co. (AE)                             26,000             911
Lennox International, Inc. (N)                         24,100             731
Louisiana-Pacific Corp. (N)                            56,800           1,301
Lubrizol Corp.                                         43,800           2,257

                                                         Special Growth Fund  13

RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Mercer International, Inc. (AE)(N)                     66,700             808
Metal Management, Inc.                                 49,800           2,044
Mueller Industries, Inc.                               44,900           1,462
Myers Industries, Inc.                                 28,532             491
Neenah Paper, Inc.                                     18,837             643
Novagold Resources, Inc. (AE)                          64,000           1,054
Novelis, Inc.                                          67,641           2,492
Olin Corp.                                             79,400           1,337
Olympic Steel, Inc. (N)                                21,000             559
OM Group, Inc. (AE)                                    42,600           2,081
Perini Corp. (AE)                                      19,636             593
Pioneer Cos., Inc. (AE)                                15,579             466
PolyOne Corp. (AE)                                     82,200             603
PW Eagle, Inc.                                         10,908             360
Quanex Corp.                                           22,300             874
Quanta Services, Inc. (AE)                            130,241           2,679
Resource Capital Corp. (N)                             12,800             239
Rock-Tenn Co. Class A                                 121,954           3,990
Rockwood Holdings, Inc. (AE)                           12,800             339
RPM International, Inc.                               118,571           2,754
SAIC, Inc. (AE)(N)                                     89,600           1,662
Schnitzer Steel Industries, Inc. Class A (N)           47,392           1,825
Spartech Corp.                                         74,940           2,100
Standard Register Co. (The)                            24,146             305
Steel Dynamics, Inc.                                   54,000           2,117
Superior Essex, Inc. (AE)                              24,280             775
Temple-Inland, Inc.                                    30,600           1,528
Texas Industries, Inc. (N)                             24,500           1,799
Timken Co.                                             66,300           1,897
Tredegar Corp.                                         16,190             372
URS Corp. (AE)                                         34,300           1,474
USEC, Inc.                                             45,060             611
Valmont Industries, Inc.                               14,247             790
Washington Group International, Inc. (AE)              84,584           4,832
Westlake Chemical Corp. (N)                            85,783           2,846
                                                                 ------------
                                                                      123,877
                                                                 ------------
Miscellaneous - 1.5%
Foster Wheeler, Ltd. (AE)                              98,275           5,255
GP Strategies Corp. (AE)                                9,992              85
Hillenbrand Industries, Inc. (N)                       34,100           1,944
Johnson Controls, Inc.                                 18,000           1,664
McDermott International, Inc. (AE)                    133,024           6,869
Walter Industries, Inc.                                72,533           2,044
Wesco Financial Corp.                                   4,203           2,034
                                                                 ------------
                                                                       19,895
                                                                 ------------

Other Energy - 3.6%
Alon USA Energy, Inc. (N)                               9,500             256
Atlas Pipeline Partners, LP (N)                        31,300           1,618
Bronco Drilling Co., Inc. (AE)                         48,900             776

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Cameron International Corp. (AE)                       25,143           1,320
Cimarex Energy Co. (N)                                 49,900           1,870
Compagnie Generale de Geophysique-Veritas - ADR
   (AE)                                                23,830             946
Comstock Resources, Inc. (AE)                          45,000           1,438
Core Laboratories NV (AE)                              67,718           5,580
Dresser-Rand Group, Inc. (AE)(N)                       31,100             807
Dril-Quip, Inc. (AE)                                   39,012           1,451
Enbridge Energy Partners, LP Class A (N)               29,000           1,534
ENSCO International, Inc. (N)                          33,300           1,694
Foundation Coal Holdings, Inc. (N)                     43,600           1,451
Frontier Oil Corp.                                     40,500           1,151
Global Industries, Ltd. (AE)                           98,800           1,331
Grey Wolf, Inc. (AE)                                  101,205             691
Hercules Offshore, Inc. (AE)(N)                        46,500           1,230
Horizon Offshore, Inc. (AE)                            22,400             376
Hornbeck Offshore Services, Inc. (AE)(N)                5,600             154
Input/Output, Inc. (AE)(N)                            102,800           1,407
Meridian Resource Corp. (AE)                           84,979             236
National-Oilwell Varco, Inc. (AE)                      33,285           2,018
Oceaneering International, Inc. (AE)                   22,200             876
Oil States International, Inc. (AE)                    15,100             435
Ormat Technologies, Inc. (N)                           19,200             752
Penn Virginia Corp.                                    10,581             775
Pioneer Drilling Co. (AE)(N)                           70,600             895
Talisman Energy, Inc.                                  79,965           1,409
TEPPCO Partners, LP (N)                                38,000           1,577
Tesoro Corp.                                           11,700             964
Tetra Technologies, Inc. (AE)                         112,162           2,598
Trico Marine Services, Inc. (AE)                       25,600             833
Union Drilling, Inc. (AE)                              14,300             183
Unit Corp. (AE)                                        25,000           1,212
VeraSun Energy Corp. (AE)                              75,445           1,293
Western Refining, Inc. (N)                             21,200             580
Whiting Petroleum Corp. (AE)                           32,100           1,463
XTO Energy, Inc.                                       36,609           1,848
                                                                 ------------
                                                                       47,028
                                                                 ------------

Producer Durables - 7.7%
Advanced Energy Industries, Inc. (AE)                   6,500             113
AGCO Corp. (AE)                                        36,248           1,231
Altra Holdings, Inc. (AE)                              92,000           1,325
AO Smith Corp.                                          9,700             372
Applied Industrial Technologies, Inc.                  16,600             407
Arris Group, Inc. (AE)(N)                             110,971           1,578

 14  Special Growth Fund

RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
ASML Holding NV (AE)                                  155,933           3,979
Audiovox Corp. Class A (AE)                             4,922              76
Axcelis Technologies, Inc. (AE)                        98,400             634
Baldor Electric Co. (N)                                38,800           1,370
BE Aerospace, Inc. (AE)                                84,385           2,513
Beazer Homes USA, Inc. (N)                             16,200             705
C-COR, Inc. (AE)                                       69,424             950
Cascade Corp.                                           3,600             193
Crane Co.                                              46,159           1,792
Credence Systems Corp. (AE)                           584,275           2,845
Crown Castle International Corp. (AE)(N)               53,000           1,863
CTS Corp.                                              22,636             351
Desarrolladora Homex SAB de CV - ADR (AE)              32,366           1,925
Diebold, Inc.                                          26,400           1,224
DR Horton, Inc. (N)                                    37,566           1,092
Ducommun, Inc. (AE)                                    64,000           1,441
Entegris, Inc. (AE)(N)                                166,327           1,785
ESCO Technologies, Inc. (AE)(N)                        93,407           4,462
Flowserve Corp. (AE)                                   17,800             945
Gardner Denver, Inc. (AE)                              30,700           1,184
Gorman-Rupp Co. (The)                                   5,900             238
Herman Miller, Inc.                                    95,500           3,591
Hubbell, Inc. Class B (N)                              33,000           1,591
Intevac, Inc. (AE)(N)                                  90,700           2,005
Itron, Inc. (AE)                                       12,868             742
K&F Industries Holdings, Inc. (AE)                     23,300             543
Kadant, Inc. (AE)                                       1,200              33
Kennametal, Inc.                                       44,264           2,736
Kimball International, Inc. Class B                    24,824             612
L-1 Identity Solutions, Inc. (AE)(N)                   83,700           1,209
Lam Research Corp. (AE)                                61,121           2,800
Lydall, Inc. (AE)                                       8,739             117
Mettler Toledo International, Inc. (AE)                81,500           6,748
Milacron, Inc. (AE)(N)                                166,129             146
MKS Instruments, Inc. (AE)                             34,600             757
Mueller Water Products, Inc. Class A                  138,904           1,886
Nordson Corp.                                           5,600             290
Orbital Sciences Corp. (AE)                            58,513             998
Pall Corp.                                             52,700           1,832
Paxar Corp. (AE)                                       20,600             453
Photon Dynamics, Inc. (AE)                             20,746             234
Photronics, Inc. (AE)(N)                               25,700             428
Polycom, Inc. (AE)                                    144,143           4,846
Regal-Beloit Corp.                                     20,833           1,048
Robbins & Myers, Inc.                                  53,886           2,343
SBA Communications Corp. Class A (AE)(N)               98,500           2,926
Spectralink Corp. (AE)(N)                               4,077              37
Steelcase, Inc. Class A (N)                            43,800             858
Technical Olympic USA, Inc. (AE)(N)                    94,800             903
Technitrol, Inc.                                       38,700             852

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Tecumseh Products Co. Class A (AE)(N)                  63,997           1,146
Teledyne Technologies, Inc. (AE)                       30,300           1,156
Tennant Co.                                            33,545           1,037
Teradyne, Inc. (AE)(N)                                  4,700              70
Thomas & Betts Corp. (AE)                               6,100             292
Toll Brothers, Inc. (AE)(N)                            57,700           1,952
Tollgrade Communications, Inc. (AE)                     8,876              89
Ultra Clean Holdings (AE)(N)                          102,500           1,429
Ultratech, Inc. (AE)(N)                                67,000             813
Varian Semiconductor Equipment Associates, Inc.
   (AE)(N)                                            192,883           7,937
Verigy, Ltd. (AE)                                     150,185           2,753
                                                                 ------------
                                                                       98,831
                                                                 ------------

Technology - 15.5%
3Com Corp. (AE)                                       377,500           1,472
Acme Packet, Inc. (AE)(N)                              77,700           1,234
Actel Corp. (AE)                                       31,369             560
ActivIdentity Corp. (AE)(N)                             4,800              25
Acxiom Corp.                                           32,099             729
Adaptec, Inc. (AE)                                    289,584           1,043
Akamai Technologies, Inc. (AE)(N)                      74,800           4,202
Alliance Semiconductor Corp. (AE)                      75,400             328
Amdocs, Ltd. (AE)                                      68,800           2,386
American Reprographics Co. (AE)                        73,035           2,287
American Software, Inc. Class A                         9,126              64
AMIS Holdings, Inc. (AE)                               22,145             229
Amkor Technology, Inc. (AE)                            62,600             659
Amphenol Corp. Class A                                 98,422           6,665
Ansoft Corp. (AE)                                      32,554             910
Ansys, Inc. (AE)                                      136,830           6,826
Applera Corp. - Applied Biosystems Group               11,300             393
Applied Micro Circuits Corp. (AE)(N)                  673,800           2,318
Ariba, Inc. (AE)(N)                                    89,500             832
ARM Holdings PLC - ADR                                129,900             940
Arrow Electronics, Inc. (AE)                           56,000           1,974
ASE Test, Ltd. (AE)                                    94,000           1,035
AsiaInfo Holdings, Inc. (AE)                           26,166             205
Aspen Technology, Inc. (AE)(N)                         81,800             838
Atmel Corp. (AE)                                      207,622           1,242
Avanex Corp. (AE)(N)                                  160,500             342
Avici Systems, Inc. (AE)(N)                            29,637             206
Avnet, Inc. (AE)                                      107,800           3,347
BearingPoint, Inc. (AE)(N)                             65,000             521
Bel Fuse, Inc. Class B                                  3,800             123
Benchmark Electronics, Inc. (AE)                      160,418           3,633
Blackbaud, Inc.                                        53,662           1,286

                                                         Special Growth Fund  15

RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Brocade Communications Systems, Inc. (AE)(N)          422,637           3,626
Captaris, Inc. (AE)                                    90,117             794
Carrier Access Corp. (AE)                              19,785             114
Cbeyond, Inc. (AE)(N)                                  59,600           1,771
Ciber, Inc. (AE)                                        1,300               9
Ciena Corp. (AE)(N)                                   122,809           3,450
Citrix Systems, Inc. (AE)                              44,000           1,393
Cognizant Technology Solutions Corp. Class A
   (AE)                                                40,100           3,420
Coherent, Inc. (AE)                                    26,492             815
Comverse Technology, Inc. (AE)(N)                      40,000             774
Cray, Inc. (AE)                                        22,553             262
CSG Systems International, Inc. (AE)                   37,651             944
Cubic Corp. (N)                                        31,800             665
Daktronics, Inc. (N)                                   53,600           1,853
DealerTrack Holdings, Inc. (AE)                        52,300           1,450
Dendrite International, Inc. (AE)                      36,054             393
Digimarc Corp. (AE)                                     7,357              70
Digital River, Inc. (AE)(N)                            38,400           1,965
Ditech Networks, Inc. (AE)                             13,600              98
Eagle Test Systems, Inc. (AE)(N)                       30,500             441
Echelon Corp. (AE)(N)                                   7,500              56
EMS Technologies, Inc. (AE)                             4,010              83
Emulex Corp. (AE)                                      49,025             870
Equinix, Inc. (AE)(N)                                  76,900           6,465
Excel Technology, Inc. (AE)                             6,500             179
Extreme Networks (AE)                                 165,178             685
Flir Systems, Inc. (AE)(N)                             23,400             723
Foundry Networks, Inc. (AE)(N)                         64,300             930
Gartner, Inc. (AE)(N)                                 257,600           5,631
Gerber Scientific, Inc. (AE)                           12,400             153
II-VI, Inc. (AE)(N)                                    43,600           1,310
Ikanos Communications, Inc. (AE)(N)                    64,300             521
Ingram Micro, Inc. Class A (AE)                        95,600           1,865
Integrated Device Technology, Inc. (AE)               190,700           2,885
Integrated Silicon Solutions, Inc. (AE)(N)            114,600             693
Interwoven, Inc. (AE)                                 181,799           2,854
JDS Uniphase Corp. (AE)(N)                             93,175           1,657
Kemet Corp. (AE)(N)                                    81,100             612
Keynote Systems, Inc. (AE)(N)                          65,300             772
Lattice Semiconductor Corp. (AE)                      139,753             819
Leadis Technology, Inc. (AE)(N)                         4,700              20
Logility, Inc. (AE)                                     5,249              39
Magma Design Automation, Inc. (AE)                     15,907             135
Manhattan Associates, Inc. (AE)                        35,189             988
McAfee, Inc. (AE)                                      58,000           1,697
Mentor Graphics Corp. (AE)(N)                         209,333           3,894
Mercury Computer Systems, Inc. (AE)(N)                 22,500             291
Merge Technologies, Inc. (AE)                          82,340             455
Merix Corp. (AE)                                       14,154             122

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Methode Electronics, Inc.                              21,700             239
Micros Systems, Inc. (AE)                              71,932           4,050
MicroStrategy, Inc. Class A (AE)                        7,521             913
MIPS Technologies, Inc. Class A (AE)(N)                15,000             125
Ness Technologies, Inc. (AE)                           19,400             260
Netgear, Inc. (AE)(N)                                  16,000             412
Novell, Inc. (AE)                                     130,000             943
Nuance Communications, Inc. (AE)(N)                   252,000           2,903
Opnet Technologies, Inc. (AE)                          12,049             163
Opsware, Inc. (AE)(N)                                 164,500           1,316
Orckit Communications, Ltd. (AE)(N)                    52,100             511
Parametric Technology Corp. (AE)                      228,757           4,534
Park Electrochemical Corp.                             20,800             555
Pegasystems, Inc.                                       9,579              89
Planar Systems, Inc. (AE)(N)                           15,037             157
PMC - Sierra, Inc. (AE)(N)                            271,600           1,711
QLogic Corp. (AE)                                      87,300           1,598
Quantum Corp. (AE)(N)                                 416,700           1,038
RADVision, Ltd. (AE)                                   14,800             289
RADWARE, Ltd. (AE)(N)                                  33,900             439
RealNetworks, Inc. (AE)(N)                            125,700           1,341
Riverbed Technology, Inc. (AE)(N)                      34,200           1,047
Rockwell Automation, Inc.                              54,939           3,363
Salesforce.com, Inc. (AE)(N)                           31,700           1,389
Sanmina-SCI Corp. (AE)                                217,100             760
Seachange International, Inc. (AE)(N)                  81,600             816
Seagate Technology (N)                                 96,545           2,615
Sigma Designs, Inc. (AE)(N)                            43,100           1,043
Sigmatel, Inc. (AE)(N)                                 95,700             371
Silicon Image, Inc. (AE)                               47,200             571
Silicon Storage Technology, Inc. (AE)(N)              284,259           1,416
Sirf Technology Holdings, Inc. (AE)                    40,647           1,193
Skyworks Solutions, Inc. (AE)(N)                      414,000           2,720
Solectron Corp. (AE)(N)                               331,900           1,079
SonicWALL, Inc. (AE)                                   86,400             728
Standard Microsystems Corp. (AE)                       29,200             815
Sybase, Inc. (AE)                                      44,342           1,148
Sycamore Networks, Inc. (AE)(N)                       161,400             602
SYNNEX Corp. (AE)(N)                                   34,783             668
Synopsys, Inc. (AE)                                    85,800           2,282
Syntax-Brillian Corp. (AE)                             49,800             394
Tekelec (AE)(N)                                       158,200           2,436
Tessera Technologies, Inc. (AE)                       137,171           5,245
TIBCO Software, Inc. (AE)                             257,200           2,387

 16  Special Growth Fund

RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Transaction Systems Architects, Inc. (AE)(N)          100,089           3,618
Trident Microsystems, Inc. (AE)                        18,300             382
Triquint Semiconductor, Inc. (AE)(N)                  255,500           1,201
Trizetto Group, Inc. (The) (AE)(N)                     94,200           1,954
Tyler Technologies, Inc. (AE)                          62,562             870
Ultimate Software Group, Inc. (AE)                    124,100           3,026
Unisys Corp. (AE)(N)                                  407,000           3,508
Utstarcom, Inc. (AE)(N)                               169,600           1,498
Varian, Inc. (AE)                                      21,900           1,172
VeriFone Holdings, Inc. (AE)(N)                       135,400           5,412
Verint Systems, Inc. (AE)(N)                           23,600             780
Viasat, Inc. (AE)                                      16,200             534
Vignette Corp. (AE)                                    49,093             880
Vocus, Inc. (AE)(N)                                   136,100           2,538
Wavecom Sa - ADR (AE)(N)                               38,600             584
Westell Technologies, Inc. Class A (AE)                68,600             156
Western Digital Corp. (AE)                             86,400           1,693
Zoran Corp. (AE)(N)                                    82,000           1,146
                                                                 ------------
                                                                      200,191
                                                                 ------------

Utilities - 3.4%
AGL Resources, Inc.                                    18,000             707
Allete, Inc. (N)                                       16,700             803
Atlantic Tele-Network, Inc.                             1,800              54
Atmos Energy Corp.                                     42,181           1,318
Black Hills Corp.                                      24,879             922
Centerpoint Energy, Inc. (N)                           85,800           1,481
Cincinnati Bell, Inc. (AE)                            166,800             811
CMS Energy Corp. (N)                                   79,900           1,334
CT Communications, Inc.                                38,312             936
General Communication, Inc. Class A (AE)                6,637             103
Leap Wireless International, Inc. (AE)                 48,000           3,154
MDU Resources Group, Inc. (N)                         119,300           3,084
NeuStar, Inc. Class A (AE)                             87,644           2,707
New Jersey Resources Corp.                             15,400             718
NII Holdings, Inc. (AE)                                42,226           3,116
Northeast Utilities                                    91,400           2,527
NSTAR (N)                                              18,700             625
OGE Energy Corp.                                       45,800           1,773
Pepco Holdings, Inc.                                  128,300           3,282
Pinnacle West Capital Corp. (N)                        37,200           1,815
PNM Resources, Inc.                                    25,500             777
RCN Corp. (AE)                                         24,200             718
Sierra Pacific Resources (AE)                         112,400           1,913
Southern Union Co.                                     51,400           1,429
Southwest Gas Corp.                                     9,600             377
TECO Energy, Inc. (N)                                  98,700           1,675
UGI Corp.                                              81,500           2,234

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Unisource Energy Corp.                                 39,828           1,494
USA Mobility, Inc.                                      9,608             195
Westar Energy, Inc.                                    42,197           1,121
                                                                 ------------
                                                                       43,203
                                                                 ------------

TOTAL COMMON STOCKS
(cost $1,029,418)                                                   1,201,651
                                                                 ------------

WARRANTS & RIGHTS - 0.0%
Financial Services - 0.0%
Washington Mutual, Inc.
   2050 Warrants (AE)                                 226,300              33
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $47)                                                                 33
                                                                 ------------

SHORT-TERM INVESTMENTS - 6.9%
Russell Investment Company
   Money Market Fund                               84,185,444          84,185
United States Treasury Bills (c)(z)(sec.)
   4.968% due 03/15/07                                  4,000           3,977
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $88,162)                                                         88,162
                                                                 ------------

OTHER SECURITIES - 26.2%
Russell Investment Company
   Money Market Fund (X)                           83,362,972          83,363
State Street Securities Lending
   Quality Trust (X)                              254,167,909         254,168
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $337,531)                                                       337,531
                                                                 ------------

TOTAL INVESTMENTS - 126.4%
(identified cost $1,455,158)                                        1,627,377

OTHER ASSETS AND LIABILITIES,
NET - (26.4)%                                                        (340,014)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,287,363
                                                                 ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                         Special Growth Fund  17

RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 2000 Mini Index (CME)
   expiration date 03/07 (1,095)                           88,082                991
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        991
                                                                     ===============

See accompanying notes which are an integral part of the schedules of investments.

 18  Special Growth Fund

RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 98.8%
Auto and Transportation - 2.2%
ArvinMeritor, Inc.                                     32,300             622
Burlington Northern Santa Fe Corp. (U)                 20,000           1,607
CH Robinson Worldwide, Inc.                            88,394           4,689
Continental Airlines, Inc. Class A (AE)(N)             30,200           1,253
CSX Corp.                                             618,960          22,772
Expeditors International Washington, Inc.              22,500             960
FedEx Corp. (U)                                        80,700           8,909
Ford Motor Co.                                        545,500           4,435
Goodyear Tire & Rubber Co. (The) (AE)                   6,700             165
Harley-Davidson, Inc. (N)                              79,400           5,421
Heartland Express, Inc.                                 7,900             134
Norfolk Southern Corp.                                315,970          15,688
Overseas Shipholding Group, Inc.                       81,119           5,040
Paccar, Inc. (N)                                      194,300          12,993
Pacer International, Inc.                              20,000             623
Southwest Airlines Co.                                104,800           1,582
Tidewater, Inc.                                        26,700           1,377
TRW Automotive Holdings Corp. (AE)                     23,900             625
UAL Corp. (AE)                                         21,100             911
Union Pacific Corp. (U)                                79,453           8,025
US Airways Group, Inc. (AE)                            12,000             672
                                                                 ------------
                                                                       98,503
                                                                 ------------

Consumer Discretionary - 13.6%
Abercrombie & Fitch Co. Class A                        16,700           1,328
Accenture, Ltd. Class A                               249,340           9,413
Aeropostale, Inc. (AE)                                 52,200           1,876
Alberto-Culver Co. Class B                             50,000           1,144
American Eagle Outfitters, Inc. (N)                   356,265          11,536
American Greetings Corp. Class A                      154,080           3,701
AnnTaylor Stores Corp. (AE)                            93,900           3,240
Autonation, Inc. (AE)                                 448,089          10,060
Barnes & Noble, Inc.                                   42,900           1,670
Belo Corp. Class A                                      8,700             163
Best Buy Co., Inc. (U)                                 90,000           4,536
Big Lots, Inc. (AE)                                   144,230           3,740
BJ's Wholesale Club, Inc. (AE)                         20,700             632
Brinker International, Inc.                           144,950           4,573
CBRL Group, Inc.                                        3,741             175
CBS Corp. Class B (U)                                 532,200          16,589
CEC Entertainment, Inc. (AE)                           13,100             554
Chipotle Mexican Grill, Inc. Class B (AE)              14,889             824
Circuit City Stores, Inc.                              86,370           1,763
Coach, Inc. (AE)                                      214,500           9,837
Coldwater Creek, Inc. (AE)                             23,900             446
Columbia Sportswear Co.                                 2,900             188

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Convergys Corp. (AE)                                    7,200             187
Corporate Executive Board Co.                          28,400           2,577
Costco Wholesale Corp.                                 82,830           4,653
Darden Restaurants, Inc.                              295,100          11,550
Dillard's, Inc. Class A                               253,070           8,690
DIRECTV Group, Inc. (The) (AE)(U)                     823,530          20,086
Dolby Laboratories, Inc. Class A (AE)                   8,600             288
Dollar Tree Stores, Inc. (AE)                          36,700           1,155
DreamWorks Animation SKG, Inc. Class A (AE)            22,100             623
Dress Barn, Inc. (AE)                                  58,400           1,312
eBay, Inc. (AE)(U)                                    194,700           6,306
EchoStar Communications Corp. Class A (AE)             91,600           3,695
Estee Lauder Cos., Inc. (The) Class A (N)             122,200           5,805
Family Dollar Stores, Inc.                            148,500           4,811
Foot Locker, Inc.                                     112,400           2,522
GameStop Corp. Class A (AE)                            30,100           1,608
Gannett Co., Inc.                                     111,800           6,500
Google, Inc. Class A (AE)(U)                           38,350          19,225
Group 1 Automotive, Inc.                               17,400             922
Guess?, Inc. (AE)                                      13,200             952
Hasbro, Inc.                                          111,700           3,172
InterActiveCorp (AE)                                   24,300             933
ITT Educational Services, Inc. (AE)                    14,700           1,141
Jack in the Box, Inc. (AE)                             11,200             692
Jarden Corp. (AE)                                      38,100           1,397
JC Penney Co., Inc.                                   180,600          14,672
Jones Apparel Group, Inc.                             123,870           4,231
Kimberly-Clark Corp.                                   72,800           5,052
Kohl's Corp. (AE)                                     202,400          14,352
Limited Brands, Inc.                                  115,100           3,216
Liz Claiborne, Inc.                                    46,300           2,056
Lowe's Cos., Inc.                                     232,000           7,821
Manpower, Inc.                                        222,089          16,197
Marriott International, Inc. Class A (U)              391,490          18,846
Mattel, Inc.                                          361,500           8,806
McClatchy Co. Class A                                  20,200             781
McDonald's Corp. (U)                                  243,431          10,796
McGraw-Hill Cos., Inc. (The)                          599,885          40,240
Men's Wearhouse, Inc. (The)                            32,300           1,387
MPS Group, Inc. (AE)                                   22,800             342
NetFlix, Inc. (AE)                                      7,000             160
News Corp. Class A                                  1,108,500          25,773
Nike, Inc. Class B                                     43,900           4,338
Nordstrom, Inc.                                        98,900           5,510

                                                    Quantitative Equity Fund  19

RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Office Depot, Inc. (AE)                               390,798          14,612
Pacific Sunwear of California, Inc. (AE)               27,000             529
Rare Hospitality International, Inc. (AE)               8,800             278
Rent-A-Center, Inc. Class A (AE)                       32,500             957
Ross Stores, Inc.                                      15,500             502
RR Donnelley & Sons Co.                                82,600           3,064
Scholastic Corp. (AE)                                  19,000             672
Sears Holdings Corp. (AE)                               1,000             177
Sonic Corp. (AE)                                        6,900             153
Staples, Inc. (U)                                     258,550           6,650
Starbucks Corp. (AE)(U)                               240,380           8,399
Talbots, Inc.                                          23,700             559
Target Corp. (U)                                      364,600          22,372
Tech Data Corp. (AE)                                    9,100             338
Time Warner, Inc.                                   2,242,450          49,042
TJX Cos., Inc.                                      1,484,560          43,898
Tween Brands, Inc. (AE)                                13,800             472
United Auto Group, Inc.                                 3,900              93
United Stationers, Inc. (AE)                            1,178              60
Walt Disney Co. (The)                                 754,410          26,533
Warner Music Group Corp.                               32,400             695
Waste Management, Inc.                                406,300          15,431
WESCO International, Inc. (AE)                         18,000           1,093
Wynn Resorts, Ltd. (N)                                 44,300           4,950
Yum! Brands, Inc.                                      74,900           4,495
                                                                 ------------
                                                                      589,390
                                                                 ------------

Consumer Staples - 6.2%
Altria Group, Inc.                                    153,280          13,395
Coca-Cola Co. (The)                                   311,750          14,927
ConAgra Foods, Inc.                                   339,100           8,718
Constellation Brands, Inc. Class A (AE)                54,400           1,346
CVS Corp.                                              48,940           1,647
Dean Foods Co. (AE)                                    24,440           1,081
Del Monte Foods Co.                                    46,000             527
General Mills, Inc.                                   277,600          15,890
Hormel Foods Corp. (N)                                 31,300           1,186
Kraft Foods, Inc. Class A                             188,320           6,576
Kroger Co. (The)                                    1,731,649          44,330
McCormick & Co., Inc.                                 124,500           4,861
Molson Coors Brewing Co. Class B                       19,000           1,535
Pepsi Bottling Group, Inc.                             48,400           1,531
PepsiCo, Inc. (U)                                     850,100          55,461
Procter & Gamble Co. (U)                              431,293          27,978
Reynolds American, Inc. (N)                           190,864          12,311
Safeway, Inc. (N)                                     605,270          21,808
Supervalu, Inc.                                       169,900           6,453
Tyson Foods, Inc. Class A                             489,600           8,690
UST, Inc.                                             167,590           9,626
Walgreen Co.                                          151,600           6,868
                                                                 ------------
                                                                      266,745
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Financial Services - 22.9%
Aflac, Inc.                                           224,300          10,679
Alliance Data Systems Corp. (AE)                       59,300           4,028
Allstate Corp. (The)                                  277,800          16,712
AMBAC Financial Group, Inc.                            97,194           8,563
American Home Mortgage Investment Corp. (o)            25,700             898
American International Group, Inc. (U)                215,390          14,743
AmeriCredit Corp. (AE)(N)                             195,340           5,302
Ameriprise Financial, Inc.                            190,920          11,257
Annaly Capital Management, Inc. (o)                   120,100           1,655
Arthur J Gallagher & Co.                               21,900             628
Automatic Data Processing, Inc. (U)                   191,600           9,143
Bank of America Corp. (U)                           1,670,652          87,843
BB&T Corp.                                              4,100             173
Bear Stearns Cos., Inc. (The) (U)                      60,200           9,924
BlackRock, Inc. Class A                                 1,100             185
Brown & Brown, Inc.                                    29,300             830
CapitalSource, Inc. (o)(N)                            111,900           3,110
Cash America International, Inc.                       11,400             487
CB Richard Ellis Group, Inc. Class A (AE)              64,200           2,415
Chubb Corp.                                            31,900           1,660
Cigna Corp.                                            11,290           1,495
Cincinnati Financial Corp.                             76,527           3,424
CIT Group, Inc.                                       147,700           8,708
Citigroup, Inc. (U)                                 1,171,190          64,568
Colonial Properties Trust (o)                          18,000             885
Comerica, Inc.                                        121,300           7,193
Commerce Group, Inc.                                    3,200              97
Corus Bankshares, Inc.                                 75,800           1,615
Countrywide Financial Corp.                           913,178          39,705
Duke Realty Corp. (o)                                  33,400           1,474
Equity Lifestyle Properties, Inc. (o)                   3,300             182
Equity Office Properties Trust (o)                    173,510           9,638
Factset Research Systems, Inc.                         12,200             709
Fannie Mae (U)                                         80,200           4,534
FelCor Lodging Trust, Inc. (o)                         23,800             525
First American Corp.                                   39,100           1,657
First Marblehead Corp. (The) (N)                      207,900          11,310
Fiserv, Inc. (AE)                                     285,900          15,030
Genworth Financial, Inc. Class A                      157,770           5,506
Global Payments, Inc.                                  80,500           3,040
Goldman Sachs Group, Inc. (U)                         317,600          67,382
HCC Insurance Holdings, Inc.                          112,900           3,526

 20  Quantitative Equity Fund

RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Health Care Property Investors, Inc. (o)               49,000           2,021
Health Care REIT, Inc. (o)                             22,200           1,039
Hospitality Properties Trust (o)                       65,500           3,196
Host Hotels & Resorts, Inc. (o)                       357,100           9,452
HRPT Properties Trust (o)                             185,930           2,421
Hudson City Bancorp, Inc.                             128,760           1,773
Huntington Bancshares, Inc.                           100,600           2,342
IndyMac Bancorp, Inc. (N)                              37,700           1,466
Investment Technology Group, Inc. (AE)                 29,900           1,304
iStar Financial, Inc. (o)                               7,600             381
Jones Lang LaSalle, Inc.                               26,430           2,762
JPMorgan Chase & Co. (U)                            1,467,866          74,758
KeyCorp                                               285,900          10,913
Kimco Realty Corp. (o)                                 56,270           2,791
KKR Financial Corp. (o)                                20,700             560
Knight Capital Group, Inc. Class A (AE)                12,000             217
Lehman Brothers Holdings, Inc. (U)                    636,600          52,354
Lincoln National Corp. (U)                            102,700           6,895
Loews Corp.                                           258,540          11,236
MBIA, Inc.                                            129,623           9,311
Mellon Financial Corp.                                 76,100           3,253
Merrill Lynch & Co., Inc.                             289,200          27,058
Metlife, Inc. (U)                                     126,500           7,858
MoneyGram International, Inc.                          55,100           1,652
Moody's Corp. (U)                                     110,640           7,917
Morgan Stanley (U)                                    733,580          60,733
National City Corp. (N)                               709,900          26,870
National Retail Properties, Inc. (o)                   20,500             487
Nationwide Financial Services, Inc.                    36,170           1,977
Nationwide Health Properties, Inc. (o)                 38,600           1,286
Nelnet, Inc. Class A (AE)                              18,000             498
New Century Financial Corp. (o)                        38,600           1,168
New Plan Excel Realty Trust (o)                        36,700           1,069
Newcastle Investment Corp. (o)                         11,665             378
Odyssey Re Holdings Corp.                              14,700             580
Old Republic International Corp.                       85,700           1,911
Pennsylvania Real Estate Investment Trust (o)          13,500             576
Philadelphia Consolidated Holding Co. (AE)             13,500             608
PMI Group, Inc. (The)                                  93,610           4,476
PNC Financial Services Group, Inc. (U)                 92,900           6,853
Principal Financial Group, Inc.                        75,500           4,652
Progressive Corp. (The)                               212,200           4,921
ProLogis (o)                                                1              --
Protective Life Corp.                                  20,800           1,018
Prudential Financial, Inc (U)                         100,500           8,958
Public Storage, Inc. (o)                                9,500           1,033
Radian Group, Inc.                                     98,500           5,932
Raymond James Financial, Inc.                          23,400             747

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Rayonier, Inc. (o)                                     31,700           1,369
Redwood Trust, Inc. (o)                                10,600             674
Regions Financial Corp. (U)                           504,053          18,277
RLI Corp.                                               6,300             349
Ryder System, Inc.                                     45,700           2,492
Safeco Corp. (N)                                      174,400          11,163
SL Green Realty Corp. (o)                              27,250           3,994
Spirit Finance Corp. (o)                               35,900             449
St. Paul Travelers Cos., Inc. (The)                   267,095          13,582
Stancorp Financial Group, Inc.                         19,000             909
State Street Corp. (U)                                112,100           7,965
Synovus Financial Corp.                                20,800             664
T Rowe Price Group, Inc.                               19,590             940
TCF Financial Corp.                                    43,700           1,109
Thornburg Mortgage, Inc. (o)                           62,900           1,692
Unitrin, Inc.                                           6,600             338
US Bancorp (U)                                        625,030          22,251
Ventas, Inc. (o)                                        9,100             421
Wachovia Corp. (U)                                    357,301          20,187
Washington Mutual, Inc. (N)(U)                        144,100           6,425
Weingarten Realty Investors (o)                         2,400             119
Wells Fargo & Co. (U)                               1,070,720          38,460
Whitney Holding Corp.                                  11,300             358
Wilmington Trust Corp.                                 14,500             608
WR Berkley Corp.                                      209,965           6,948
Zenith National Insurance Corp.                        13,900             635
                                                                 ------------
                                                                      986,477
                                                                 ------------

Health Care - 13.1%
Abbott Laboratories (U)                               233,100          12,354
Aetna, Inc. (U)                                       442,568          18,659
AMERIGROUP Corp. (AE)                                  16,900             613
AmerisourceBergen Corp. Class A                       853,390          44,701
Amgen, Inc. (AE)(U)                                   870,090          61,228
Beckman Coulter, Inc.                                  30,200           1,949
Becton Dickinson & Co.                                 69,800           5,370
Biogen Idec, Inc. (AE)                                163,700           7,913
Bristol-Myers Squibb Co. (U)                           70,000           2,015
Brookdale Senior Living, Inc.                           9,100             437
Cardinal Health, Inc. (U)                             290,000          20,712
Caremark Rx, Inc.                                     240,879          14,756
Celgene Corp. (AE)                                    192,300          10,323
Centene Corp. (AE)                                      2,500              62
Cephalon, Inc. (AE)                                    35,287           2,555
CR Bard, Inc.                                          28,600           2,360
Cytyc Corp. (AE)                                       42,300           1,223
Dade Behring Holdings, Inc.                            51,300           2,159
Dentsply International, Inc.                           71,400           2,202

                                                    Quantitative Equity Fund  21

RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Edwards Lifesciences Corp. (AE)                        27,818           1,423
Emdeon Corp. (AE)                                     105,500           1,504
Express Scripts, Inc. Class A (AE)                     38,600           2,683
Forest Laboratories, Inc. (AE)                        249,770          14,015
Genentech, Inc. (AE)                                    7,300             638
Gilead Sciences, Inc. (AE)                             24,800           1,595
Health Management Associates, Inc. Class A             85,728           1,667
Health Net, Inc. (AE)                                 119,300           5,811
Healthspring, Inc. (AE)                                23,900             470
Humana, Inc. (AE)                                     130,700           7,254
Idexx Laboratories, Inc. (AE)                           8,200             704
IMS Health, Inc.                                       87,600           2,528
Johnson & Johnson (U)                               1,466,800          97,982
King Pharmaceuticals, Inc. (AE)                       147,000           2,625
Laboratory Corp. of America Holdings (AE)(N)           83,000           6,096
LifePoint Hospitals, Inc. (AE)                         35,300           1,200
Manor Care, Inc.                                       29,900           1,592
McKesson Corp.                                        517,300          28,839
Medco Health Solutions, Inc. (AE)                      63,100           3,736
Medicines Co. (The) (AE)                               28,100             860
Medtronic, Inc.                                        50,900           2,721
Merck & Co., Inc. (U)                                 585,700          26,210
Millennium Pharmaceuticals, Inc. (AE)                 340,200           3,776
Mylan Laboratories, Inc.                              144,700           3,204
Nektar Therapeutics (AE)                               35,900             456
Pfizer, Inc.                                        3,300,830          86,614
Quest Diagnostics, Inc.                               127,400           6,686
Schering-Plough Corp. (U)                             408,500          10,213
Thermo Fisher Scientific, Inc. (AE)                   122,700           5,871
Universal Health Services, Inc. Class B                29,200           1,692
Vertex Pharmaceuticals, Inc. (AE)                      14,700             520
WellCare Health Plans, Inc. (AE)                       20,500           1,588
WellPoint, Inc. (AE)(U)                               193,300          15,151
Zimmer Holdings, Inc. (AE)(U)                          57,340           4,829
                                                                 ------------
                                                                      564,344
                                                                 ------------

Integrated Oils - 6.1%
Chevron Corp.                                         401,820          29,285
ConocoPhillips (U)                                    471,410          31,306
Exxon Mobil Corp. (U)                               1,891,158         140,135
Hess Corp.                                            190,800          10,301
Marathon Oil Corp.                                    464,470          41,960
Occidental Petroleum Corp. (U)                        195,600           9,068
                                                                 ------------
                                                                      262,055
                                                                 ------------

Materials and Processing - 5.0%
Acuity Brands, Inc.                                    25,800           1,497
Alcoa, Inc. (N)                                       395,700          12,781
Archer-Daniels-Midland Co. (U)                        199,200           6,374
Ashland, Inc.                                         134,050           9,323

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Bemis Co.                                              53,900           1,828
Celanese Corp. Class A                                 76,200           2,000
Chaparral Steel Co.                                    31,000           1,590
Corn Products International, Inc.                      26,280             900
Crown Holdings, Inc. (AE)                               6,250             138
Cytec Industries, Inc.                                 10,100             588
Dow Chemical Co. (The) (U)                            347,700          14,444
Eagle Materials, Inc. (N)                             106,200           5,245
Eastman Chemical Co.                                   51,900           3,039
EI Du Pont de Nemours & Co. (U)                       107,400           5,323
EMCOR Group, Inc. (AE)                                 17,060             980
Energizer Holdings, Inc. (AE)                          98,570           8,401
Fluor Corp.                                            56,800           4,692
FMC Corp.                                              16,000           1,246
Freeport-McMoRan Copper & Gold, Inc. Class B (N)      343,200          19,737
Granite Construction, Inc.                              9,490             508
Greif, Inc. Class A                                     3,300             377
HB Fuller Co.                                           5,500             142
Hercules, Inc. (AE)                                    47,400             930
Huntsman Corp. (AE)                                    62,200           1,301
Jacobs Engineering Group, Inc. (AE)                    37,800           3,423
Louisiana-Pacific Corp.                                70,400           1,613
Masco Corp.                                           117,400           3,756
Mueller Industries, Inc.                               23,200             756
Newmont Mining Corp.                                    5,800             262
Nucor Corp.                                           627,284          40,485
Olin Corp.                                             61,900           1,042
OM Group, Inc. (AE)                                     6,200             303
Packaging Corp. of America                             46,377           1,059
Pactiv Corp. (AE)                                     151,800           4,924
PPG Industries, Inc.                                   70,800           4,693
Quanex Corp.                                           21,500             843
Reliance Steel & Aluminum Co.                          74,000           3,081
Rohm & Haas Co.                                       161,900           8,429
RPM International, Inc.                                31,100             722
Sherwin-Williams Co. (The)                            148,400          10,254
Southern Copper Corp.                                  73,300           4,581
Steel Dynamics, Inc. (N)                              286,800          11,245
Texas Industries, Inc. (U)                             25,400           1,865
Timken Co.                                             42,100           1,205
United States Steel Corp.                              32,500           2,713
URS Corp. (AE)                                         29,200           1,255

 22  Quantitative Equity Fund

RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
USG Corp. (AE)                                         88,700           4,754
Westlake Chemical Corp.                                19,900             660
                                                                 ------------
                                                                      217,307
                                                                 ------------
Miscellaneous - 2.3%
Brunswick Corp.                                        29,600           1,010
Eaton Corp.                                            44,800           3,510
General Electric Co. (U)                            1,405,340          50,662
Hillenbrand Industries, Inc.                           21,900           1,248
Honeywell International, Inc. (U)                     280,600          12,821
ITT Corp.                                              83,300           4,969
Johnson Controls, Inc.                                 84,100           7,776
SPX Corp.                                              76,330           5,358
Textron, Inc.                                          41,000           3,820
Trinity Industries, Inc.                               46,100           1,763
Tyco International, Ltd.                              190,370           6,069
                                                                 ------------
                                                                       99,006
                                                                 ------------

Other Energy - 2.9%
Alon USA Energy, Inc.                                  27,800             748
Anadarko Petroleum Corp. (U)                          104,960           4,592
Apache Corp. (U)                                       43,800           3,196
Cameron International Corp. (AE)                       48,300           2,536
Chesapeake Energy Corp.                               147,200           4,359
Cimarex Energy Co.                                     21,000             787
Complete Production Services, Inc. (AE)                19,300             383
Devon Energy Corp. (U)                                275,300          19,296
Dynegy, Inc. Class A (AE)                               4,230              30
Frontier Oil Corp.                                     52,800           1,500
Global Industries, Ltd. (AE)                           64,900             874
GlobalSantaFe Corp.                                    15,400             893
Grey Wolf, Inc. (AE)                                   52,800             361
Helix Energy Solutions Group, Inc. (AE)                47,100           1,515
Helmerich & Payne, Inc.                               130,200           3,493
Holly Corp.                                           100,900           5,316
Newfield Exploration Co. (AE)                         130,400           5,582
NRG Energy, Inc. (AE)                                  72,200           4,327
Oceaneering International, Inc. (AE)                   69,100           2,727
Oil States International, Inc. (AE)                    48,400           1,395
Patterson-UTI Energy, Inc.                             64,675           1,562
Rowan Cos., Inc.                                       59,200           1,947
SEACOR Holdings, Inc. (AE)                             41,300           4,181
St. Mary Land & Exploration Co.                        30,500           1,098
Stone Energy Corp. (AE)                                10,200             346
Sunoco, Inc.                                           89,900           5,675
Superior Energy Services, Inc. (AE)                    54,800           1,662
Tesoro Corp.                                           30,100           2,480
Tetra Technologies, Inc. (AE)                          63,900           1,480
Todco Class A (AE)                                     14,400             499
Unit Corp. (AE)                                        30,800           1,493
Valero Energy Corp. (U)                               250,700          13,608

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
W&T Offshore, Inc.                                     21,300             654
Western Refining, Inc.                                 46,600           1,275
Whiting Petroleum Corp. (AE)                           12,000             547
XTO Energy, Inc.                                      462,600          23,347
                                                                 ------------
                                                                      125,764
                                                                 ------------

Producer Durables - 6.6%
AGCO Corp. (AE)                                       152,540           5,182
Andrew Corp. (AE)                                      52,100             553
Applied Industrial Technologies, Inc. (U)              31,700             777
Applied Materials, Inc.                               539,200           9,560
Boeing Co.                                             41,700           3,735
Caterpillar, Inc.                                     252,000          16,146
Crane Co.                                              23,700             920
Cummins, Inc.                                          18,500           2,489
Danaher Corp. (U)                                     129,400           9,583
Deere & Co.                                            11,400           1,143
Emerson Electric Co.                                  166,800           7,501
Esterline Technologies Corp. (AE)                       2,700             108
Gardner Denver, Inc. (AE)                              45,400           1,750
Genlyte Group, Inc. (AE)                                9,600             727
Goodrich Corp.                                         57,897           2,838
KB Home                                                29,500           1,600
Lam Research Corp. (AE)                               289,200          13,248
Lennar Corp. Class A                                   48,300           2,627
Lexmark International, Inc. Class A (AE)(N)           174,190          10,979
Lockheed Martin Corp. (U)                             648,590          63,037
Manitowoc Co., Inc. (The)                              60,600           3,143
MDC Holdings, Inc.                                     18,100           1,055
Mettler Toledo International, Inc. (AE)                19,800           1,639
MKS Instruments, Inc. (AE)                             18,200             398
Molex, Inc.                                            85,200           2,504
Nordson Corp.                                           5,100             264
Northrop Grumman Corp.                                712,325          50,532
Novellus Systems, Inc. (AE)(N)                        110,200           3,398
NVR, Inc. (AE)                                          2,300           1,593
Parker Hannifin Corp.                                 140,100          11,595
Plantronics, Inc.                                      11,400             225
Polycom, Inc. (AE)                                    188,800           6,347
Pulte Homes, Inc.                                     188,200           6,463
Standard-Pacific Corp.                                 82,700           2,269
Steelcase, Inc. Class A                                37,200             729
Technitrol, Inc.                                       14,000             308
Teradyne, Inc. (AE)                                   105,400           1,570
Terex Corp. (AE)                                       16,900             961
Toll Brothers, Inc. (AE)                               63,600           2,152

                                                    Quantitative Equity Fund  23

RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United Technologies Corp.                             314,450          21,389
Waters Corp. (AE)                                      91,740           5,201
Xerox Corp. (AE)                                      266,300           4,580
                                                                 ------------
                                                                      282,818
                                                                 ------------

Technology - 11.5%
3Com Corp. (AE)                                       132,600             517
Agere Systems, Inc. Class A (AE)                        5,500             111
Altera Corp. (AE)                                     124,300           2,492
Amphenol Corp. Class A                                  2,300             156
Anixter International, Inc. (AE)                       28,000           1,548
Applera Corp. - Applied Biosystems Group              171,299           5,954
Applied Micro Circuits Corp. (AE)                     229,500             789
Arrow Electronics, Inc. (AE)                           66,200           2,334
Atmel Corp. (AE)                                    1,905,610          11,396
Avaya, Inc. (AE)                                      132,800           1,704
Avnet, Inc. (AE)                                       71,300           2,214
AVX Corp. (N)                                         109,100           1,576
BEA Systems, Inc. (AE)                                444,300           5,478
Benchmark Electronics, Inc. (AE)                       27,500             623
Blackbaud, Inc.                                        18,000             431
BMC Software, Inc. (AE)                               136,300           4,687
Brocade Communications Systems, Inc. (AE)             181,100           1,554
CACI International, Inc. Class A (AE)                  10,800             508
Cadence Design Systems, Inc. (AE)                     104,300           1,971
Ciena Corp. (AE)                                      112,014           3,146
Cisco Systems, Inc. (AE)                            2,908,680          77,342
Coherent, Inc. (AE)                                     2,900              89
Computer Sciences Corp. (AE)                          292,929          15,367
CSG Systems International, Inc. (AE)                   17,900             449
Cypress Semiconductor Corp. (AE)                       41,800             771
DRS Technologies, Inc.                                 16,800             931
F5 Networks, Inc. (AE)                                 36,000           2,572
Fairchild Semiconductor International, Inc.
   Class A (AE)                                        70,800           1,261
Harris Corp.                                           47,700           2,424
Hewlett-Packard Co. (U)                             1,587,850          68,722
Hyperion Solutions Corp. (AE)                          11,100             469
Ingram Micro, Inc. Class A (AE)                       134,600           2,626
Integrated Device Technology, Inc. (AE)               184,400           2,790
Intel Corp.                                           176,100           3,691
International Business Machines Corp. (U)             467,470          46,350
International Rectifier Corp. (AE)                     31,500           1,314
Intersil Corp. Class A                                 51,900           1,223
Intuit, Inc. (AE)                                     368,149          11,578
Jabil Circuit, Inc.                                   123,200           2,956
LSI Logic Corp. (AE)(N)                               226,100           2,125
McAfee, Inc. (AE)                                      80,400           2,353
MEMC Electronic Materials, Inc. (AE)                   54,800           2,872

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Mentor Graphics Corp. (AE)                            151,050           2,810
Micron Technology, Inc. (AE)                          899,110          11,643
Microsoft Corp. (U)                                 1,942,410          59,943
National Semiconductor Corp.                           96,400           2,230
NCR Corp. (AE)                                         23,100           1,095
Network Appliance, Inc. (AE)                          146,700           5,516
Nvidia Corp. (AE)                                      78,300           2,400
Oracle Corp. (AE)                                   1,326,800          22,768
Perot Systems Corp. Class A (AE)                       14,100             230
QLogic Corp. (AE)                                      95,900           1,755
Qualcomm, Inc.                                        216,300           8,146
Raytheon Co. (U)                                      452,020          23,460
RealNetworks, Inc. (AE)                                95,600           1,020
Sanmina-SCI Corp. (AE)                                242,100             847
Seagate Technology, Inc. (AE)                          67,668              --
Solectron Corp. (AE)                                  204,100             663
Spansion, Inc. Class A (AE)                            20,400             262
Sun Microsystems, Inc. (AE)                           864,250           5,739
Sybase, Inc. (AE)                                      25,000             647
Symantec Corp. (AE)                                   271,300           4,805
Synopsys, Inc. (AE)                                   310,581           8,261
Tellabs, Inc. (AE)                                    176,000           1,772
Texas Instruments, Inc. (N)                           258,600           8,066
TIBCO Software, Inc. (AE)                              14,900             138
Unisys Corp. (AE)                                     112,900             973
Utstarcom, Inc. (AE)                                  197,200           1,741
VeriSign, Inc. (AE)                                    75,500           1,804
Vishay Intertechnology, Inc. (AE)                      98,000           1,288
Websense, Inc. (AE)                                     6,100             132
Western Digital Corp. (AE)                            203,500           3,989
Xilinx, Inc.                                          447,200          10,867
                                                                 ------------
                                                                      494,474
                                                                 ------------

Utilities - 6.4%
AGL Resources, Inc.                                    14,200             558
Alltel Corp.                                           72,000           4,413
American Electric Power Co., Inc.                      25,500           1,110
AT&T, Inc. (U)                                      1,538,049          57,877
Atmos Energy Corp.                                     28,900             903
CenturyTel, Inc.                                      194,610           8,726
Comcast Corp. Class A (AE)                            686,640          30,432
Constellation Energy Group, Inc.                       56,800           4,121
Duke Energy Corp.                                     561,600          11,058
Edison International                                  286,941          12,907
Embarq Corp.                                           68,900           3,825
Energy East Corp. (N)                                  48,600           1,167
Entergy Corp.                                          37,900           3,519
FirstEnergy Corp.                                     125,600           7,452
Golden Telecom, Inc.                                    2,800             145

 24  Quantitative Equity Fund

RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
KeySpan Corp.                                          89,800           3,664
New Jersey Resources Corp.                             14,000             652
Oneok, Inc.                                            29,200           1,253
Pepco Holdings, Inc.                                   38,600             987
PG&E Corp.                                            851,240          39,736
PPL Corp.                                              86,800           3,090
Qwest Communications International, Inc. (AE)(N)    1,125,100           9,169
Sprint Nextel Corp.                                   178,790           3,188
TXU Corp.                                             809,169          43,760
Verizon Communications, Inc. (U)                      483,276          18,616
Windstream Corp. Class W (AE)                         239,800           3,567
                                                                 ------------
                                                                      275,895
                                                                 ------------

TOTAL COMMON STOCKS
(cost $3,591,954)                                                   4,262,778
                                                                 ------------
SHORT-TERM INVESTMENTS - 5.1%
Russell Investment Company
   Money Market Fund                              211,013,000         211,013
United States Treasury Bills (c)(z)(sec.)
   4.968% due 03/15/07                                 10,000           9,944
                                                                 ------------
TOTAL SHORT-TERM INVESTMENTS
(cost $220,957)                                                       220,957
                                                                 ------------

OTHER SECURITIES - 2.1%
Russell Investment Company
   Money Market Fund (X)                           22,622,645          22,623
State Street Securities Lending
   Quality Trust (X)                               68,974,873          68,975
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $91,638)                                                         91,598
                                                                 ------------

TOTAL INVESTMENTS - 106.0%
(identified cost $3,904,549)                                        4,575,333
                                                                 ------------

SECURITIES SOLD SHORT - (4.2%)
Auto and Transportation - (0.2%)
Airtran Holdings, Inc. (AE)                           (57,400)           (636)
AMR Corp. (AE)                                        (92,600)         (3,431)
Florida East Coast Industries, Inc.                    (6,300)           (382)
Thor Industries, Inc.                                 (30,100)         (1,272)
Visteon Corp. (AE)                                    (69,300)           (554)
                                                                 ------------
                                                                       (6,275)
                                                                 ------------

Consumer Discretionary - (0.9%)
Apollo Group, Inc. Class A (AE)                       (52,200)         (2,266)
Big Lots, Inc.                                        (13,800)           (358)
Blockbuster, Inc. Class A (AE)                       (104,300)           (677)
Chico's FAS, Inc. (AE)                                (43,200)           (902)
Continental Airlines, Inc.                            (29,800)         (1,236)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Discovery Holding Co. Class A (AE)                   (257,470)         (4,266)
Fastenal Co.                                          (89,800)         (3,348)
Hewitt Associates, Inc. Class A (AE)                  (81,100)         (2,185)
Interpublic Group of Cos., Inc. (AE)                 (189,000)         (2,487)
Las Vegas Sands Corp. (AE)                            (54,400)         (5,661)
Regal Entertainment Group Class A                    (131,394)         (2,956)
Saks, Inc.                                            (60,700)         (1,139)
Service Corp. International                          (173,500)         (1,848)
Take-Two Interactive Software, Inc. (AE)              (30,600)           (532)
Triarc Cos., Inc. Class A                             (70,900)         (1,386)
Under Armour, Inc. Class A (AE)                        (6,700)           (340)
United Natural Foods, Inc. (AE)                        (8,500)           (281)
World Fuel Services Corp.                             (14,200)           (651)
Wynn Resorts, Ltd.                                    (21,000)         (2,347)
Yahoo!, Inc. (AE)                                    (184,800)         (5,232)
                                                                 ------------
                                                                      (40,098)
                                                                 ------------

Consumer Staples - (0.2%)
Hansen Natural Corp. (AE)                             (20,600)           (785)
Hershey Co. (The)                                     (22,400)         (1,143)
Rite Aid Corp. (AE)                                  (368,900)         (2,272)
Tyson Foods, Inc.                                    (180,900)         (3,211)
                                                                 ------------
                                                                       (7,411)
                                                                 ------------

Financial Services - (0.9%)
American Financial Realty Trust (o)                   (62,435)           (698)
BlackRock, Inc. Class A                               (23,200)         (3,892)
Capitol Federal Financial                             (12,428)           (485)
Chicago Mercantile Exchange Holdings, Inc. Class
   A                                                   (8,200)         (4,619)
Eaton Vance Corp.                                    (139,400)         (4,781)
First Data Corp.                                     (103,900)         (2,583)
Friedman Billings Ramsey Group, Inc. Class A (o)     (160,896)         (1,265)
GATX Corp.                                            (18,200)           (830)
General Growth Properties, Inc. (o)                   (42,400)         (2,609)
Greenhill & Co., Inc.                                 (23,800)         (1,783)
H&R Block, Inc.                                      (147,600)         (3,631)
IntercontinentalExchange, Inc. New (AE)               (19,600)         (2,559)
Investors Financial Services Corp.                    (13,000)           (608)
LandAmerica Financial Group, Inc. Class A             (42,600)         (2,686)
MBIA, Inc.                                            (45,900)         (3,297)
Piper Jaffray Cos., Inc. (AE)                         (15,700)         (1,082)
Potlatch Corp. (o)                                     (2,000)            (95)

                                                    Quantitative Equity Fund  25

RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SEI Investments Co.                                   (44,800)         (2,792)
UnumProvident Corp.                                    (1,600)            (35)
Vornado Realty Trust (o)                               (4,100)           (502)
                                                                 ------------
                                                                      (40,832)
                                                                 ------------
Health Care - (0.4%)
Abraxis BioScience, Inc. (AE)                         (39,800)         (1,040)
Adams Respiratory Therapeutics, Inc. (AE)             (19,400)           (870)
Affymetrix, Inc. (AE)                                 (27,000)           (674)
Allergan, Inc.                                        (37,000)         (4,318)
Bausch & Lomb, Inc.                                   (37,100)         (2,066)
Celgene Corp.                                         (77,700)         (4,171)
Genentech, Inc. (AE)                                  (28,300)         (2,473)
Healthsouth Corp. (AE)                                 (9,900)           (232)
Intuitive Surgical, Inc. (AE)                         (10,200)         (1,004)
Inverness Medical Innovations, Inc. (AE)               (9,600)           (396)
Techne Corp. (AE)                                      (8,900)           (516)
Tenet Healthcare Corp. (AE)                           (92,500)           (653)
United Therapeutics Corp. (AE)                         (4,300)           (230)
                                                                 ------------
                                                                      (18,643)
                                                                 ------------
Integrated Oils - (0.0%)
Delta Petroleum Corp. (AE)                            (33,200)           (729)
                                                                 ------------

Materials and Processing - (0.4%)
Ashland, Inc.                                         (64,700)         (4,500)
Energy Conversion Devices, Inc. (AE)                   (9,600)           (331)
Georgia Gulf Corp.                                    (37,700)           (784)
Hexcel Corp. (AE)                                     (41,200)           (793)
Lone Star Technologies, Inc. (AE)                      (5,600)           (271)
Mosaic Co. (The) (AE)                                (100,800)         (2,008)
Owens-Illinois, Inc. (AE)                             (48,500)         (1,080)
Quanta Services, Inc. (AE)                            (54,000)         (1,111)
Shaw Group, Inc. (The) (AE)                           (58,600)         (1,978)
Terra Industries, Inc. (AE)                           (33,900)           (482)
UAP Holding Corp.                                     (50,700)         (1,270)
Worthington Industries, Inc.                          (58,600)         (1,124)
                                                                 ------------
                                                                      (15,732)
                                                                 ------------

Miscellaneous - (0.0%)
Walter Industries, Inc.                               (39,700)         (1,119)
                                                                 ------------

Other Energy - (0.5%)
Cabot Oil & Gas Corp.                                 (17,100)         (1,109)
CNX Gas Corp. (AE)                                     (9,800)           (251)
Consol Energy, Inc.                                   (63,600)         (2,190)
Crosstex Energy, Inc.                                 (58,800)         (1,927)
El Paso Corp.                                        (202,007)         (3,135)
Equitable Resources, Inc.                            (102,400)         (4,429)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
EXCO Resources, Inc. (AE)                             (12,500)           (210)
Massey Energy Co.                                     (74,700)         (1,770)
Pogo Producing Co.                                    (49,800)         (2,467)
Reliant Energy, Inc. (AE)                            (127,800)         (1,902)
Southwestern Energy Co. (AE)                          (48,500)         (1,865)
                                                                 ------------
                                                                      (21,255)
                                                                 ------------

Producer Durables - (0.1%)
ACCO Brands Corp. (AE)                                (27,900)           (673)
Bucyrus International, Inc. Class A                   (11,200)           (520)
Pitney Bowes, Inc.                                    (88,500)         (4,237)
                                                                 ------------
                                                                       (5,430)
                                                                 ------------

Technology - (0.3%)
Akamai Technologies, Inc. (AE)                        (47,100)         (2,646)
Apple, Inc. (AE)                                      (23,100)         (1,980)
Autodesk, Inc. (AE)                                   (73,500)         (3,214)
Maxim Integrated Products, Inc.                       (85,400)         (2,630)
NAVTEQ Corp. (AE)                                     (44,400)         (1,574)
Transaction Systems Architects, Inc. (AE)             (10,500)           (380)
                                                                 ------------
                                                                      (12,424)
                                                                 ------------

Utilities - (0.3%)
Aquila, Inc. (AE)                                    (213,000)           (965)
CenturyTel, Inc.                                      (75,100)         (3,367)
Level 3 Communications, Inc. (AE)                    (447,400)         (2,778)
National Fuel Gas Co.                                 (22,600)           (920)
Southern Union Co.                                    (44,300)         (1,232)
Telephone & Data Systems, Inc.                        (54,700)         (3,060)
                                                                 ------------
                                                                      (12,322)
                                                                 ------------

TOTAL SECURITIES SOLD SHORT
(proceeds $168,665)                                                  (182,270)

OTHER ASSETS AND LIABILITIES,
NET - (1.8%)                                                          (76,197)
                                                                 ------------

NET ASSETS - 100.0%                                                 4,316,866
                                                                 ============

See accompanying notes which are an integral part of the schedules of investments.

 26  Quantitative Equity Fund

RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 1000 Index
   expiration date 03/07 (97)                              19,284                236

S&P 500 E-Mini Index (CME)
   expiration date 03/07 (175)                             12,626                124

S&P 500 Index (CME)
   expiration date 03/07 (305)                            110,029              1,260

S&P Midcap 400 E-Mini Index (CME)
   expiration date 03/07 (929)                             77,748              1,280
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                      2,900
                                                                     ===============

           See accompanying notes which are an integral part of the schedules of investments.

                                                    Quantitative Equity Fund  27

RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 90.6%
Australia - 3.7%
AGL Energy, Ltd. (AE)(N)                               19,947             268
Alinta, Ltd. (N)                                        6,685              73
Amcor, Ltd. (N)                                     1,427,502           8,092
AMP, Ltd.                                              64,126             521
Ansell, Ltd.                                           12,957             113
Aristocrat Leisure, Ltd. (N)                          165,995           2,077
Australia & New Zealand Banking Group, Ltd.            87,066           1,968
AXA Asia Pacific Holdings, Ltd.                        73,599             413
BHP Billiton, Ltd. (N)                                131,816           2,665
BlueScope Steel, Ltd. (N)                              71,400             478
Brambles, Ltd. (AE)                                   193,803           2,089
Caltex Australia, Ltd. (N)                             14,772             249
Centro Properties Group                                37,200             261
Coca-Cola Amatil, Ltd.                                237,706           1,445
Coles Group, Ltd.                                     732,468           8,094
Commonwealth Bank of Australia                         49,257           1,914
CSL, Ltd.                                             144,894           7,812
David Jones, Ltd. (N)                                 110,000             386
DB RREEF Trust (N)                                    101,321             139
Downer EDI, Ltd.                                       24,575             126
Foster's Group, Ltd.                                2,092,875          11,003
Goodman Fielder, Ltd. (N)                              84,921             157
GPT Group (N)                                          74,482             316
Harvey Norman Holdings, Ltd. (N)                       64,612             205
Insurance Australia Group, Ltd. (N)                   317,988           1,598
Investa Property Group (N)                             64,403             123
Leighton Holdings, Ltd. (N)                            13,618             233
Lend Lease Corp., Ltd.                                 18,316             270
Macquarie Airports Management, Ltd. (N)               912,800           2,516
Macquarie Bank, Ltd. (N)                              183,246          11,525
Macquarie Goodman Group (N)                            61,243             350
Macquarie Infrastructure Group                         60,585             172
Minara Resources, Ltd. (N)                             13,202              64
Mirvac Group                                           23,409             102
National Australia Bank, Ltd. (N)                   1,070,085          33,588
Newcrest Mining, Ltd.                                  11,135             181
OneSteel, Ltd. (N)                                    125,899             462
Pacific Brands, Ltd.                                  219,981             473
PaperlinX, Ltd. (N)                                    39,585             109
Promina Group, Ltd. (N)                               619,300           3,487
Qantas Airways, Ltd.                                  123,584             517
QBE Insurance Group, Ltd. (N)                         300,721           7,193
Rinker Group, Ltd.                                     24,881             359
Rio Tinto, Ltd. (N)                                     2,688             160
Sims Group, Ltd. (N)                                   18,290             307
Smorgon Steel Group, Ltd. (N)                          76,295             109
Sons of Gwalia, Ltd. (AE)(N)(B)                        34,800              --
Stockland (N)                                          59,414             392
Suncorp-Metway, Ltd. (N)                               51,570             865

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Symbion Health, Ltd. (N)                               56,142             180
TABCORP Holdings, Ltd. (N)                            244,492           3,315
Telstra Corp., Ltd. (N)                             3,032,910           9,986
Telstra Corp., Ltd. (AE)                              296,159             644
Telstra Corp., Ltd. (AE)(N)                            12,058              26
Toll Holdings, Ltd. (N)                               138,204           2,248
Wesfarmers, Ltd.                                      151,727           4,495
Westfield Group (N)                                    45,576             790
Westpac Banking Corp. (N)                              77,268           1,504
Woodside Petroleum, Ltd.                                  854              25
Woolworths, Ltd.                                      174,116           3,211
Zinifex, Ltd.                                          41,915             534
                                                                 ------------
                                                                      142,977
                                                                 ------------

Austria - 1.0%
Erste Bank der Oesterreichischen Sparkassen AG
   (N)                                                382,220          29,735
Immofinanz Immobilien Anlagen AG (AE)                  66,400           1,008
OMV AG                                                 50,900           2,725
Raiffeisen International Bank Holding AG               23,500           3,588
Voestalpine AG                                         49,200           2,847
                                                                 ------------
                                                                       39,903
                                                                 ------------

Belgium - 0.9%
Belgacom SA (N)                                        70,515           3,193
Delhaize Group                                         11,896             988
Dexia                                                  12,961             385
Fortis                                                515,815          21,665
KBC Groep NV                                           54,002           6,810
UCB SA                                                 27,506           1,823
                                                                 ------------
                                                                       34,864
                                                                 ------------

Bermuda - 0.8%
CNPC Hong Kong, Ltd.                                  610,000             305
Cofco International, Ltd.                             154,000             162
Esprit Holdings, Ltd.                               1,270,000          12,875
Great Eagle Holdings, Ltd.                             77,000             252
Guoco Group, Ltd.                                      11,000             142
Jardine Matheson Holdings, Ltd.                       168,500           3,960
Li & Fung, Ltd.                                     2,306,800           7,194
Orient Overseas International, Ltd.                    49,000             327
People's Food Holdings, Ltd.                           96,000              78
Shangri-La Asia, Ltd.                               1,596,000           4,283
Vostok Nafta Investment, Ltd. (AE)(N)                  23,825           1,551
                                                                 ------------
                                                                       31,129
                                                                 ------------

 28  International Securities Fund

RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Brazil - 0.5%
Cia Vale do Rio Doce - ADR                             26,600             902
Gafisa SA (AE)                                        161,519           2,357
Gerdau SA - ADR (N)                                    97,200           1,643
Petroleo Brasileiro SA - ADR                           14,670           1,442
Tele Norte Leste Participacoes SA - ADR (N)           141,740           1,912
Unibanco - Uniao de Bancos Brasileiros SA - ADR       104,745           9,933
                                                                 ------------
                                                                       18,189
                                                                 ------------
Canada - 1.4%
Cameco Corp.                                           53,900           2,055
Canadian Imperial Bank of Commerce                     36,700           3,146
Canadian National Railway Co.                         173,092           7,908
EnCana Corp.                                           25,400           1,218
Gerdau Ameristeel Corp.                               211,000           2,134
ING Canada, Inc.                                       38,067           1,713
IPSCO, Inc.                                            32,300           3,266
Nexen, Inc.                                            43,576           2,631
Potash Corp. of Saskatchewan                           24,900           3,885
Research In Motion, Ltd. (AE)                          67,100           8,574
Rogers Communications, Inc. Class B                   257,700           7,971
Shoppers Drug Mart Corp.                               89,299           3,817
SNC-Lavalin Group, Inc.                               121,800           3,580
Teck Cominco, Ltd. Class B (N)                         51,200           3,781
                                                                 ------------
                                                                       55,679
                                                                 ------------

Cayman Islands - 0.3%
Chaoda Modern Agriculture                             112,000              79
Ctrip.com International, Ltd. - ADR (N)                50,900           3,620
Focus Media Holding, Ltd. - ADR (AE)                   38,500           3,182
Foxconn International Holdings, Ltd. (AE)             532,000           1,591
Hutchison Telecommunications International, Ltd.
   (AE)                                               348,000             838
Melco PBL Entertainment Macau, Ltd. - ADR
   (AE)(N)                                            200,206           3,872
                                                                 ------------
                                                                       13,182
                                                                 ------------

China - 0.4%
China Construction Bank Class H (N)                 1,381,000             814
China Life Insurance Co., Ltd. Class H (N)          2,203,000           6,433
China Petroleum & Chemical Corp. Class H            1,278,000           1,069
China Telecom Corp., Ltd. Class H                   1,480,000             715
Industrial & Commercial Bank of China (AE)(N)       9,641,000           5,594
PetroChina Co., Ltd. Class H (N)                      866,000           1,061

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ping An Insurance Group Co. of China, Ltd. Class
   H (N)                                              170,500             823
                                                                 ------------
                                                                       16,509
                                                                 ------------

Denmark - 0.4%
Carlsberg A/S Class B                                  16,150           1,637
FLSmidth & Co. A/S                                     24,150           1,583
Genmab A/S (AE)                                         8,650             548
Norvo-Nordisk A/S Class B                              24,850           2,141
Topdanmark A/S (AE)                                     1,590             287
Vestas Wind Systems A/S (AE)                          194,000           8,563
                                                                 ------------
                                                                       14,759
                                                                 ------------

Finland - 0.6%
Cargotec Corp. Class B                                 21,905           1,298
Kesko OYJ Class B                                       9,290             495
M-real OYJ Class B (N)                                139,170             947
Nokia OYJ                                             264,305           5,784
Nokia OYJ - ADR                                        38,490             851
Orion OYJ Class B (AE)(N)                              30,883             700
Rautaruukki OYJ                                        50,016           1,972
UPM-Kymmene OYJ (N)                                   353,681           9,058
                                                                 ------------
                                                                       21,105
                                                                 ------------

France - 12.4%
Accor SA                                              122,269          10,135
Air France-KLM                                         81,918           3,686
Air Liquide SA (N)                                     53,916          12,557
Alstom RGPT (AE)(N)                                   145,684          17,791
Arkema (AE)(N)                                         22,934           1,153
AXA SA (N)                                            694,197          29,261
BNP Paribas (N)                                       256,016          28,546
Capital Gemini SA (N)                                  31,142           1,977
Carrefour SA (N)                                      180,650          10,407
Casino Guichard Perrachon SA (N)                        6,793             590
Christian Dior SA                                      10,152           1,107
Cie de Saint-Gobain (N)                               141,551          13,357
Cie Generale d'Optique Essilor International SA
   (N)                                                 16,589           1,861
CNP Assurances (N)                                     18,900           2,164
Compagnie Generale des Etablissements Michelin
   Class B (N)                                         13,800           1,263
Credit Agricole SA (N)                                774,430          33,167
Eiffage SA (N)                                         17,216           1,686
France Telecom SA (N)                                 603,207          16,667
Gaz de France SA (N)                                   89,780           3,860
Groupe Danone (N)                                      18,800           2,896
Iliad SA (N)                                           45,039           4,397
JC Decaux SA (N)                                      136,677           4,044

                                               International Securities Fund  29

RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
L'Oreal SA (N)                                         50,690           5,358
Lafarge SA (N)                                          2,351             360
Lagardere SCA (N)                                      26,690           2,101
Legrand SA                                            144,580           4,298
LVMH Moet Hennessy Louis Vuitton SA (N)               114,205          12,042
Natixis                                                49,200           1,384
Nexans SA                                              30,929           4,221
NicOx SA (AE)(N)                                       17,988             455
Pernod-Ricard SA (N)                                   44,892           9,192
Peugeot SA (N)                                         67,305           4,426
PPR SA (N)                                             31,250           4,611
Renault SA (N)                                        180,157          22,295
Rhodia SA (AE)                                        203,860             733
Safran SA (N)                                         133,216           3,160
Sanofi-Aventis                                        379,591          33,370
Sanofi-Aventis (N)                                      3,305             290
Schneider Electric SA (N)                             110,859          13,387
Societe BIC SA (N)                                      4,202             284
Societe Generale (N)                                  203,746          35,982
Sodexho Alliance SA (N)                                23,798           1,661
Suez SA (AE)(N)                                        67,042           3,286
Suez SA (AE)                                           40,348               1
Thomson (AE)(N)                                       141,530           2,684
Total SA (N)                                          693,617          46,827
Total SA - ADR                                         55,272           3,761
Unibail (N)                                            26,670           6,726
Valeo SA (N)                                           51,623           2,356
Vallourec SA                                           75,336          19,471
Veolia Environnement (N)                              375,060          26,275
Vivendi Universal SA (N)                              174,402           7,178
                                                                 ------------
                                                                      480,747
                                                                 ------------
Germany - 7.2%
Adidas AG                                              66,260           3,188
Allianz SE                                             43,567           8,688
BASF AG                                                64,115           6,178
Bayer AG                                              658,336          38,784
Bayerische Motoren Werke AG                            56,810           3,465
Celesio AG                                                299              17
Commerzbank AG                                         50,600           2,139
Continental AG                                        275,838          33,384
DaimlerChrysler AG                                     46,935           2,916
Deutsche Bank AG                                       49,552           7,003
Deutsche Boerse AG                                     47,620          10,006
Deutsche Lufthansa AG                                 191,600           5,359
Deutsche Post AG                                      181,871           5,594
Deutsche Telekom AG                                   321,475           5,656
E.ON AG                                               288,583          39,207
Fresenius Medical Care AG & Co. KGaA                   13,529           1,807
Hannover Rueckversicherung AG (AE)(N)                  69,200           3,086

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Hochtief AG                                            26,699           2,179
Hypo Real Estate Holding AG                             5,141             339
Infineon Technologies AG (AE)                       1,418,807          20,286
KarstadtQuelle AG (AE)(N)                             104,399           3,365
Lanxess AG (AE)                                        37,743           1,951
Linde AG                                               37,201           3,985
MAN AG (N)                                             22,500           2,367
Medion AG (N)                                          29,900             343
Merck KGaA (N)                                         12,900           1,504
Metro AG                                               15,210           1,041
MTU Aero Engines Holding AG                             9,831             523
Muenchener Rueckversicherungs AG                       59,958           9,456
Praktiker Bau- und Heimwerkermaerkte AG (N)             8,359             308
Rheinmetall AG                                          8,827             696
RWE AG                                                188,234          19,627
Salzgitter AG                                          55,642           7,078
Siemens AG (N)                                        105,715          11,644
Suedzucker AG (N)                                      42,090             916
Symrise AG (AE)                                        74,079           1,955
ThyssenKrupp AG (N)                                     5,599             264
TUI AG (N)                                             86,600           1,814
Volkswagen AG (N)                                      25,959           2,893
Wacker Chemie AG (AE)                                  47,451           7,632
                                                                 ------------
                                                                      278,643
                                                                 ------------

Greece - 0.3%
Alpha Bank AE                                          74,600           2,400
Hellenic Telecommunications Organization SA (AE)      180,400           5,351
Public Power Corp.                                    132,490           3,816
                                                                 ------------
                                                                       11,567
                                                                 ------------

Hong Kong - 1.7%
Bank of East Asia, Ltd.                               126,800             728
BOC Hong Kong Holdings, Ltd. (N)                    1,385,500           3,620
Cathay Pacific Airways, Ltd.                          705,000           1,815
Cheung Kong Holdings, Ltd.                             18,000             237
China Merchants Holdings International Co., Ltd.       82,000             300
China Mobile, Ltd. (N)                              1,507,500          13,825
China Netcom Group Corp. Hong Kong, Ltd.              658,000           1,640
China Resources Power Holdings Co.                    146,000             229
Citic Pacific, Ltd. (N)                               306,200           1,073
CNOOC, Ltd. (N)                                     3,244,000           2,759
CNOOC, Ltd. - ADR (N)                                  43,575           3,738
Guangdong Investment, Ltd.                            308,000             157

 30  International Securities Fund

RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Guangzhou Investment Co., Ltd.                      1,530,000             353
Hang Lung Group, Ltd.                                 127,000             434
Henderson Land Development Co., Ltd. (N)               68,000             393
Hong Kong Exchanges and Clearing, Ltd. (N)            866,500           9,400
HongKong Electric Holdings                          1,287,500           6,365
Hopewell Holdings (N)                                  79,000             302
Hutchison Whampoa, Ltd.                               297,700           2,959
Link REIT (The) (o)                                   588,000           1,384
Melco International Development                     1,080,000           2,285
New World Development, Ltd.                            97,000             213
Shenzhen Investment, Ltd.                             352,000             143
Shun Tak Holdings, Ltd. (N)                         3,431,200           4,606
Sino Land Co. (N)                                     558,351           1,254
Sun Hung Kai Properties, Ltd.                         152,000           1,840
Swire Pacific, Ltd.                                    42,000             482
Wharf Holdings, Ltd.                                1,211,862           4,470
Wheelock & Co., Ltd.                                   49,000             105
                                                                 ------------
                                                                       67,109
                                                                 ------------
Hungary - 0.0%
MOL Hungarian Oil and Gas PLC                           9,700           1,000
                                                                 ------------

India - 0.2%
ICICI Bank, Ltd. - ADR (N)                            165,645           7,313
State Bank of India, Ltd. - GDR                        24,500           1,590
                                                                 ------------
                                                                        8,903
                                                                 ------------

Indonesia - 0.1%
Bank Central Asia Tbk PT                            3,721,500           2,086
Telekomunikasi Indonesia Tbk PT                     2,201,000           2,285
Telekomunikasi Indonesia Tbk PT - ADR                   6,742             283
                                                                 ------------
                                                                        4,654
                                                                 ------------

Ireland - 0.4%
Allied Irish Banks PLC                                 50,166           1,449
Bank of Ireland PLC                                   129,218           2,892
C&C Group PLC                                          47,200             695
Elan Corp. PLC - ADR (AE)(N)                          289,400           3,603
Ryanair Holdings PLC - ADR (AE)(N)                     80,806           7,005
                                                                 ------------
                                                                       15,644
                                                                 ------------

Israel - 0.1%
Teva Pharmaceutical Industries, Ltd. - ADR (N)         78,240           2,746
                                                                 ------------

Italy - 3.8%
Amplifon SpA (N)                                       30,869             263
Assicurazioni Generali SpA (N)                        114,090           4,912
Banco Popolare di Verona e Novara SCRL (N)            108,038           3,395

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Benetton Group SpA                                     17,400             302
Buzzi Unicem SpA (N)                                  158,853           4,503
Enel SpA (N)                                          171,480           1,815
ENI SpA                                               835,836          26,908
ERG SpA (N)                                            33,642             747
Esprinet SpA                                           25,281             506
Fastweb (N)                                            51,900           2,844
Fiat SpA (AE)(N)                                      124,800           2,710
Fondiaria-Sai SpA (N)                                 115,183           5,217
Fondiaria-Sai SpA                                       9,900             332
Intesa Sanpaolo SpA (N)                             4,933,489          37,236
Italcementi SpA (N)                                   190,275           5,592
Mediaset SpA                                          325,360           3,927
Milano Assicurazioni SpA                              167,200           1,333
Parmalat Finanziaria SpA (N)(B)                        42,200              --
Saipem SpA (N)                                         43,800           1,072
Saras SpA (AE)(N)                                     375,740           1,905
Telecom Italia SpA (N)                                390,000             977
Toro Assicurazioni SpA                                 12,499             342
UniCredito Italiano SpA (N)                         3,803,310          35,195
Unipol SpA (N)                                        716,370           2,658
                                                                 ------------
                                                                      144,691
                                                                 ------------

Japan - 17.1%
77 Bank, Ltd. (The) (N)                               309,400           2,043
Aderans Co., Ltd. (N)                                   5,200             121
Advantest Corp. (N)                                    77,100           3,859
Aeon Co., Ltd.                                        470,800          10,241
Aeon Credit Service Co., Ltd. (N)                     144,700           2,758
Aiful Corp. (N)                                        49,107           1,493
Aioi Insurance Co., Ltd.                               15,000             104
Alps Electric Co., Ltd.                                95,500           1,005
Amada Co., Ltd.                                        58,000             623
Asahi Breweries, Ltd.                                  62,000             951
Asahi Glass Co., Ltd. (N)                             427,000           5,626
Asahi Kasei Corp.                                     134,000             891
Astellas Pharma, Inc.                                 115,500           4,910
Bank of Nagoya, Ltd. (The)                             31,000             191
Bank of Yokohama, Ltd. (The)                           28,000             226
Bridgestone Corp. (N)                                 169,800           3,686
Brother Industries, Ltd.                               64,000             890
Calsonic Kansei Corp. (N)                              68,000             385
Canon Marketing Japan, Inc. (N)                        10,000             217
Canon, Inc.                                           762,612          40,127
Chiba Bank, Ltd. (The)                                 36,000             324
Chugai Pharmaceutical Co., Ltd.                       164,600           3,689

                                               International Securities Fund  31

RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Dai Nippon Printing Co., Ltd. (N)                      26,000             408
Daiichi Sankyo Co., Ltd.                               28,700             799
Daikin Industries, Ltd. (N)                           136,300           4,506
Dainippon Ink and Chemicals, Inc.                     503,000           2,001
Daiwa House Industry Co., Ltd.                         22,000             372
Daiwa Securities Group, Inc.                          121,000           1,480
Denki Kagaku Kogyo Kabushiki Kaisha                    79,000             330
Denso Corp.                                            20,600             826
Dentsu, Inc. (N)                                        1,558           4,648
East Japan Railway Co.                                    347           2,407
EDION Corp. (N)                                       113,300           1,594
Eisai Co., Ltd.                                       138,400           7,099
Fanuc, Ltd.                                            56,500           5,220
Fuji Electric Holdings Co., Ltd.                       37,000             174
Fuji Fire & Marine Insurance Co., Ltd. (The)           73,000             281
Fuji Heavy Industries, Ltd. (N)                       112,000             586
FUJIFILM Holdings Corp. (N)                           107,300           4,428
Fujikura, Ltd.                                         20,000             175
Fujitsu, Ltd. (N)                                     168,000           1,260
Funai Electric Co., Ltd. (N)                           23,400           2,133
Hachijuni Bank, Ltd. (The)                             12,000              83
Higo Bank, Ltd. (The)                                  10,000              70
Hino Motors, Ltd.                                     581,500           3,007
Hirose Electric Co., Ltd. (N)                           7,000             829
Hitachi, Ltd. (N)                                     383,000           2,571
Hokkoku Bank, Ltd. (The)                               13,000              52
Honda Motor Co., Ltd.                                 225,900           8,891
Hyakugo Bank, Ltd. (The)                               13,000              83
Hyakujushi Bank, Ltd. (The)                            10,000              63
Ibiden Co., Ltd.                                       29,200           1,449
Inpex Holdings, Inc. (AE)(N)                               14             115
Isuzu Motors, Ltd. (N)                                377,000           1,887
Itochu Corp.                                          166,000           1,450
Izumi Co., Ltd. (N)                                    13,300             508
Japan Tobacco, Inc.                                     6,891          33,119
JFE Holdings, Inc. (N)                                192,000          10,644
JGC Corp.                                              14,000             244
JS Group Corp.                                         90,600           2,068
Kagoshima Bank, Ltd. (The)                             12,000              88
Kandenko Co., Ltd. (N)                                  9,000              51
Kansai Electric Power Co., Inc. (The)                  66,300           1,857
Kao Corp.                                           1,075,000          30,732
Kawasaki Kisen Kaisha, Ltd. (N)                        96,000             830
KDDI Corp.                                              1,584          11,209
Keio Corp.                                             45,000             299
Keiyo Bank, Ltd. (The)                                 29,000             176
Kobe Steel, Ltd.                                      234,000             845
Komatsu, Ltd.                                          53,200           1,124
Konica Minolta Holdings, Inc. (AE)                     15,000             205
Kubota Corp.                                          114,000           1,201
Kuraray Co., Ltd.                                     128,300           1,546
Kyocera Corp.                                          12,500           1,149
Lawson, Inc. (N)                                       52,100           1,887

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Leopalace21 Corp.                                      64,400           2,049
Lintec Corp.                                            4,900              92
Mabuchi Motor Co., Ltd. (N)                            13,100             761
Makita Corp. (N)                                       28,100             971
Marubeni Corp.                                        943,000           5,079
Matsumotokiyoshi Co., Ltd. (N)                         75,044           1,695
Matsushita Electric Industrial Co., Ltd.               93,000           1,850
Matsushita Electric Works, Ltd.                        70,000             774
Mazda Motor Corp.                                     164,000           1,076
Meiji Dairies Corp.                                    32,000             245
Millea Holdings, Inc.                                 151,400           5,407
Mitsubishi Chemical Holdings Corp.                    145,000             978
Mitsubishi Corp.                                      431,300           8,720
Mitsubishi Electric Corp.                             150,000           1,359
Mitsubishi Estate Co., Ltd.                            50,000           1,429
Mitsubishi Heavy Industries, Ltd.                      57,000             293
Mitsubishi UFJ Financial Group, Inc.                    1,104          13,356
Mitsui & Co., Ltd. (N)                                 65,000           1,038
Mitsui Chemicals, Inc.                                490,000           3,959
Mitsui Fudosan Co., Ltd.                              237,000           6,147
Mitsui OSK Lines, Ltd. (N)                            608,000           6,328
Mitsui Sumitomo Insurance Co., Ltd.                    19,000             227
Mitsui Trust Holdings, Inc.                           771,700           8,447
Mizuho Financial Group, Inc.                            1,054           7,598
Mochida Pharmaceutical Co., Ltd.                       10,000              88
Mori Seiki Co., Ltd.                                   18,700             409
Nabtesco Corp.                                         12,000             153
Nichirei Corp.                                        146,000             798
Nihon Unisys, Ltd.                                     11,900             182
Nikon Corp.                                           121,000           2,697
Nintendo Co., Ltd.                                     76,600          22,597
Nippon Electric Glass Co., Ltd.                       129,000           3,079
Nippon Express Co., Ltd. (N)                        1,039,400           5,900
Nippon Mining Holdings, Inc.                          245,500           1,764
Nippon Oil Corp.                                       89,000             597
Nippon Paint Co., Ltd.                                 22,000             116
Nippon Paper Group, Inc.                                  606           2,305
Nippon Steel Corp. (N)                                335,000           1,976
Nippon Telegraph & Telephone Corp.                      1,295           6,460
Nippon Yusen KK (N)                                   175,000           1,338
Nissan Motor Co., Ltd. (N)                            627,900           7,846
Nisshin Seifun Group, Inc.                             50,000             515
Nitto Denko Corp. (N)                                  34,100           1,670
NOK Corp. (N)                                          76,800           1,349
Nomura Holdings, Inc.                                 685,000          13,935
Nomura Research Institute, Ltd.                         2,200             343
Noritsu Koki Co., Ltd. (N)                              2,800              52
NTN Corp. (N)                                          36,000             326

 32  International Securities Fund

RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
NTT Data Corp.                                             46             235
NTT DoCoMo, Inc.                                          399             608
Okasan Holdings, Inc. (N)                               4,000              29
Oki Electric Industry Co., Ltd. (N)                   422,000             902
Omron Corp.                                           141,100           3,800
ORIX Corp. (N)                                         45,140          12,942
Pacific Metals Co., Ltd.                               23,000             264
Rakuten, Inc. (N)                                      12,567           6,623
Rengo Co., Ltd. (N)                                   129,000             827
Resona Holdings, Inc. (N)                                 234             650
Ricoh Co., Ltd.                                     1,099,200          23,955
Rinnai Corp. (N)                                        9,800             292
Rohm Co., Ltd.                                         56,100           5,095
Sankyo Co., Ltd. (N)                                    9,400             467
Sapporo Hokuyo Holdings, Inc.                              63             632
Secom Co., Ltd.                                         7,300             361
Sega Sammy Holdings, Inc.                             138,200           3,561
Seino Holdings Corp.                                   26,000             242
Sekisui Chemical Co., Ltd.                            347,500           2,675
Sekisui House, Ltd. (N)                               305,800           4,287
Seven & I Holdings Co., Ltd. (N)                        1,600              48
SFCG Co., Ltd. (N)                                      6,782           1,080
Sharp Corp.                                           274,000           4,666
Shiga Bank, Ltd. (The) (N)                             17,000             112
Shimano, Inc.                                           5,500             160
Shimizu Corp.                                          18,200              98
Shin-Etsu Chemical Co., Ltd.                           32,300           2,098
Shinsei Bank, Ltd.                                  1,333,300           7,314
Softbank Corp.                                        162,500           3,804
Sohgo Security Services Co., Ltd.                      22,900             447
Sompo Japan Insurance, Inc.                            62,000             787
Sony Corp.                                             25,600           1,177
Sumco Corp. (N)                                       117,100           4,231
Sumitomo Chemical Co., Ltd.                            10,000              77
Sumitomo Corp.                                         18,700             290
Sumitomo Heavy Industries, Ltd.                       465,000           4,832
Sumitomo Metal Industries, Ltd.                       242,000           1,027
Sumitomo Mitsui Financial Group, Inc. (N)               2,910          29,659
Sumitomo Realty & Development Co., Ltd. (N)           269,000           9,340
Sumitomo Trust & Banking Co., Ltd. (The)              113,000           1,209
Suzuken Co., Ltd. (N)                                   6,900             240
Suzuki Motor Corp. (N)                                380,400          10,938
Takeda Pharmaceutical Co., Ltd.                       206,900          13,493
Takefuji Corp. (N)                                     76,020           3,061
TDK Corp. (N)                                          20,400           1,714
Terumo Corp.                                           56,100           2,255
Tobu Railway Co., Ltd. (N)                             79,000             372
Tokai Rubber Industries, Inc.                           9,800             172
Tokyo Electric Power Co., Inc. (The) (N)              157,700           5,371
Tokyo Electron, Ltd. (N)                                6,200             438
Tokyo Gas Co., Ltd.                                   868,000           4,481

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Tokyo Style Co., Ltd.                                   6,000              65
Tokyu Corp. (N)                                       107,000             718
Tokyu Land Corp.                                       10,000             102
Toppan Printing Co., Ltd.                              17,000             183
Toshiba Corp. (N)                                     228,000           1,455
Toyo Seikan Kaisha, Ltd. (N)                            7,700             139
Toyobo Co., Ltd.                                       55,000             167
Toyoda Gosei Co., Ltd.                                  7,500             178
Toyota Boshoku Corp.                                    2,200              46
Toyota Motor Corp.                                    991,500          65,317
West Japan Railway Co.                                    885           3,945
Yahoo! Japan Corp.                                        480             180
Yamada Denki Co., Ltd. (N)                             54,290           4,508
Yamato Kogyo Co., Ltd.                                  3,800             100
                                                                 ------------
                                                                      662,333
                                                                 ------------

Luxembourg - 0.1%
Acergy SA (AE)(N)                                      48,300             936
Millicom International Cellular SA (AE)(N)             44,200           2,937
SES Global SA (N)                                      68,900           1,199
                                                                 ------------
                                                                        5,072
                                                                 ------------

Mexico - 1.0%
America Movil SA de CV
   Series L (N)                                       379,119          16,818
Cemex SAB de CV - ADR (AE)(N)                         281,757           9,969
Coca-Cola Femsa SA de CV - ADR (N)                     45,660           1,827
Fomento Economico Mexicano SA de CV - ADR              53,259           6,395
Grupo Televisa SA - ADR                                50,182           1,478
Telefonos de Mexico SA de CV
   Series L (N)                                        51,300           1,575
                                                                 ------------
                                                                       38,062
                                                                 ------------

Netherlands - 3.3%
ABN AMRO Holding NV                                   255,984           8,174
Aegon NV                                              146,319           2,870
Arcelor Mittal                                        130,875           6,085
ASML Holding NV (AE)                                  336,314           8,495
Buhrmann NV                                           118,800           1,779
CSM                                                     8,973             322
European Aeronautic Defense and Space Co. NV (N)      134,510           4,464
Hagemeyer NV (AE)(N)                                  265,977           1,231
Heineken Holding NV                                    17,444             754

                                               International Securities Fund  33

RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Heineken NV                                           113,600           5,755
Hunter Douglas NV                                       5,042             414
ING Groep NV                                          890,593          38,943
Koninklijke Ahold NV (AE)                             219,728           2,205
Koninklijke BAM Groep NV                              101,800           2,108
Koninklijke Philips Electronics NV                    305,243          11,872
Reed Elsevier NV                                      496,932           8,705
Rodamco Europe NV                                       4,914             664
Royal KPN NV                                           92,687           1,335
Royal Numico NV                                       168,802           8,954
SBM Offshore NV                                        96,700           3,408
STMicroelectronics NV (N)                              93,400           1,737
Stork NV (AE)(N)                                       11,516             596
TNT NV                                                 32,030           1,441
Unilever NV                                            27,200             724
Wolters Kluwer NV                                      98,600           2,957
                                                                 ------------
                                                                      125,992
                                                                 ------------

Netherlands Antilles - 0.0%
Schlumberger, Ltd. (N)                                 10,700             679
                                                                 ------------

New Zealand - 0.1%
Telecom Corp. of New Zealand, Ltd. (N)              1,439,569           4,930
                                                                 ------------

Norway - 0.4%
Aker Kvaerner ASA (N)                                  21,000           2,372
Telenor ASA                                           694,600          14,081
                                                                 ------------
                                                                       16,453
                                                                 ------------

Russia - 0.3%
Mobile Telesystems - ADR                              151,000           8,178
OAO Gazprom - ADR                                      42,450           1,824
Vimpel-Communications - ADR (AE)(N)                    36,300           3,101
                                                                 ------------
                                                                       13,103
                                                                 ------------

Singapore - 1.1%
CapitaLand, Ltd. (N)                                1,552,000           6,771
City Developments, Ltd.                                17,000             155
DBS Group Holdings, Ltd.                              652,740           9,351
Flextronics International, Ltd. (AE)(N)               130,600           1,519
Fraser and Neave, Ltd. (N)                            200,000             684
Jardine Cycle & Carriage, Ltd.                         39,000             358
Keppel Corp., Ltd.                                    375,000           4,371
NatSteel, Ltd.                                         50,000              49
Oversea-Chinese Banking Corp.                         929,800           4,783
Pacific Century Regional Developments, Ltd.
   (AE)(N)                                            407,000              89
SembCorp Industries, Ltd.                              99,120             276
Singapore Airlines, Ltd.                               45,000             516
Singapore Petroleum Co., Ltd.                          69,000             196
Singapore Telecommunications, Ltd.                  2,969,310           6,767
United Overseas Bank, Ltd.                            336,000           4,135

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United Overseas Land, Ltd.                             64,000             213
Want Want Holdings, Ltd.                               24,000              36
                                                                 ------------
                                                                       40,269
                                                                 ------------

South Africa - 0.2%
MTN Group, Ltd.                                       128,000           1,537
Nedbank Group, Ltd.                                   107,790           2,060
Sanlam, Ltd.                                          335,000             865
Standard Bank Group, Ltd.                              66,200             907
Tiger Brands, Ltd.                                     31,800             759
                                                                 ------------
                                                                        6,128
                                                                 ------------

South Korea - 0.6%
Honam Petrochemical Corp. (AE)                          9,400             760
Hynix Semiconductor, Inc. (AE)                          4,800             159
Hyundai Mobis (AE)                                      6,000             486
Industrial Bank of Korea (AE)(N)                       58,000           1,069
Kookmin Bank (AE)                                       9,300             740
Korea Electric Power Corp. - ADR                       77,410           1,770
KT Corp. - ADR                                         57,990           1,339
LG.Philips LCD Co., Ltd. (AE)                          13,700             382
POSCO                                                   3,900           1,365
Samsung Electronics Co., Ltd.                          20,981          12,903
Shinhan Financial Group Co., Ltd. (AE)                 15,000             784
SK Telecom Co., Ltd. - ADR (N)                         67,020           1,592
                                                                 ------------
                                                                       23,349
                                                                 ------------

Spain - 2.3%
Abengoa SA (N)                                         36,954           1,438
Actividades de Construccion y Servicios SA (N)         53,300           2,899
Antena 3 de Television SA (N)                          25,485             561
Banco Bilbao Vizcaya Argentaria SA (N)                480,720          11,936
Banco Santander Central Hispano SA (N)                813,604          15,471
Corporacion Mapfre SA                                 384,113           1,922
Endesa SA                                              25,026           1,258
Gamesa Corp. Tecnologica SA (N)                        56,100           1,532
Gestevision Telecinco SA (N)                           95,585           2,589
Iberdrola SA (N)                                      196,725           8,410
Iberia Lineas Aereas de Espana                        368,456           1,527
Inditex SA                                            153,200           8,680
Obrascon Huarte Lain SA                                 3,644             134
Repsol YPF SA (N)                                     234,665           7,689
Repsol YPF SA - ADR (N)                                28,026             923
Telefonica SA                                       1,004,617          21,932

 34  International Securities Fund

RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Union Fenosa SA                                        24,423           1,217
                                                                 ------------
                                                                       90,118
                                                                 ------------

Sweden - 1.3%
Alfa Laval AB                                          27,400           1,285
D Carnegie & Co. AB (N)                                15,100             342
Electrolux AB (AE)(N)                                 263,700           4,990
Hennes & Mauritz AB Class B                            37,900           2,050
JM AB                                                  37,800           1,014
Lindex AB (N)                                          52,200             717
Nordea Bank AB                                        189,000           2,953
Scania AB Class B (AE)                                  2,900             208
Skandinaviska Enskilda Banken AB Class A               32,200           1,075
SKF AB Class B                                        126,200           2,488
Ssab Svenskt Stal AB
   Series A (N)                                        89,400           2,168
Ssab Svenskt Stal AB
   Series B                                            20,500             479
Svenska Cellulosa AB Class B                           97,430           5,208
Svenska Handelsbanken AB Class A                       28,900             884
Swedish Match AB                                      307,500           5,442
Telefonaktiebolaget LM Ericsson - ADR                 311,511          12,395
Telefonaktiebolaget LM Ericsson Class B             1,146,740           4,538
TeliaSonera AB                                         87,000             695
Volvo AB Class B                                        6,000             439
                                                                 ------------
                                                                       49,370
                                                                 ------------

Switzerland - 8.3%
ABB, Ltd.                                           1,416,053          25,050
Actelion, Ltd. (AE)                                    24,010           5,840
Ciba Specialty Chemicals AG                            73,781           4,918
Clariant AG (AE)                                      109,680           1,883
Compagnie Financiere Richemont AG Class A (N)          73,960           4,127
Credit Suisse Group                                   289,950          20,482
Geberit AG                                                793           1,340
Givaudan SA                                             3,930           3,546
Holcim, Ltd.                                           12,970           1,285
Julius Baer Holding AG                                122,772          14,719
Kudelski SA                                             8,555             324
Logitech International SA (AE)                        256,912           7,333
Lonza Group AG                                         82,869           7,843
Nestle SA                                             147,332          54,051
Nobel Biocare Holding AG                               17,740           5,873
Novartis AG                                           168,368           9,687
Phonak Holding AG                                       6,547             507
Roche Holding AG                                      321,685          60,449
Sulzer AG                                               1,687           2,389
Swatch Group AG                                        92,592           4,445
Swiss Reinsurance                                     210,463          17,498

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Swisscom AG                                             8,633           3,224
Syngenta AG (AE)                                       96,752          17,839
UBS AG                                                707,701          44,272
Zurich Financial Services AG                            9,244           2,486
                                                                 ------------
                                                                      321,410
                                                                 ------------

Taiwan - 0.4%
AU Optronics Corp.                                  1,024,000           1,359
China Steel Corp.                                     820,000             847
Compal Electronics, Inc.                            1,061,000             959
HON HAI Precision Industry Co., Ltd.                  984,400           6,727
Siliconware Precision Industries Co.                  918,000           1,522
Taiwan Semiconductor Manufacturing Co., Ltd.          585,000           1,197
United Microelectronics Corp.                       1,801,000           1,130
United Microelectronics Corp. - ADR (N)               672,233           2,386
                                                                 ------------
                                                                       16,127
                                                                 ------------

Thailand - 0.1%
Bangkok Bank PCL                                      695,680           2,242
                                                                 ------------

Turkey - 0.0%
Turkcell Iletisim Hizmet AS                                 1              --
                                                                 ------------

United Kingdom - 17.7%
3i Group PLC                                            5,037             104
Admiral Group PLC                                      58,133           1,166
Alliance Boots PLC                                    934,983          14,824
Amvescap PLC                                          369,593           4,408
Anglo American PLC                                     73,170           3,398
ARM Holdings PLC                                    1,623,962           3,877
AstraZeneca PLC                                       110,323           6,156
Aviva PLC                                             825,296          13,312
BAE Systems PLC                                     1,913,135          15,702
Barclays PLC                                        1,773,590          25,786
Berkeley Group Holdings PLC (AE)                       28,559             841
BG Group PLC                                        1,058,796          13,906
BHP Billiton PLC                                      543,652          10,126
BP PLC                                              2,384,467          25,040
British Airways PLC (AE)                              191,715           2,026
British American Tobacco PLC                          247,200           7,499
British Energy Group PLC (AE)                         128,153           1,101
British Land Co. PLC (o)                              175,001           5,395
Brixton PLC (o)                                         4,641              46
BT Group PLC                                          620,776           3,732
Cadbury Schweppes PLC                                 280,949           3,174

                                               International Securities Fund  35

RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Carphone Warehouse Group PLC (N)                      907,073           5,493
Centrica PLC                                          870,336           6,344
Charter PLC (AE)                                       92,188           1,540
Compass Group PLC                                     269,453           1,605
Corus Group PLC                                         5,528              65
Davis Service Group PLC                                23,600             249
De La Rue PLC                                          23,073             298
Debenhams PLC                                       1,683,361           5,482
Diageo PLC                                          1,048,305          20,390
Drax Group PLC (AE)                                         1              --
easyJet PLC (AE)                                      284,111           3,645
EMI Group PLC                                         213,382           1,036
Firstgroup PLC                                        185,314           1,982
Friends Provident PLC                               1,139,490           4,858
Galiform PLC (AE)                                      20,774              53
Gallaher Group PLC                                     11,067             247
George Wimpey PLC                                     178,800           1,890
GKN PLC                                               732,098           4,603
GlaxoSmithKline PLC                                 1,759,737          47,193
Great Portland Estates PLC (o)                            820              11
Hammerson PLC (o)                                       1,756              51
HBOS PLC                                            1,372,003          29,948
HMV Group PLC (N)                                     185,052             489
Home Retail Group                                     254,140           2,122
HSBC Holdings PLC                                     671,131          12,198
Inchcape PLC                                          201,926           2,099
Invensys PLC (AE)                                     185,070           1,078
Investec PLC                                           43,539             534
ITV PLC                                                35,600              75
J Sainsbury PLC                                       882,497           7,521
Kazakhmys PLC                                           2,364              49
Kelda Group PLC                                        96,800           1,774
Kesa Electricals PLC                                1,137,825           7,589
Ladbrokes PLC                                         682,260           5,878
Land Securities Group PLC (o)                          21,780             916
Legal & General Group PLC                             403,264           1,226
Lloyds TSB Group PLC                                1,249,384          14,274
Man Group PLC                                       2,387,034          25,079
Marks & Spencer Group PLC                              77,200           1,025
Marston's PLC                                         295,200           2,478
Mitchells & Butlers PLC                                31,700             433
Next PLC                                              222,724           8,546
Northern Rock PLC                                     354,117           8,168
Old Mutual PLC                                        970,230           3,274
Pearson PLC                                           161,920           2,551
Premier Farnell PLC                                   156,851             591
Reckitt Benckiser PLC                                 678,527          32,648
Reed Elsevier PLC                                     351,720           4,015
Rentokil Initial PLC                                1,287,380           4,079
Resolution PLC                                          4,299              55
Rexam PLC                                              35,800             378
RHM PLC                                                 1,350              10
Rio Tinto PLC                                          58,644           3,128
Rolls-Royce Group PLC                                 208,836           1,920

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Royal & Sun Alliance Insurance Group PLC            1,288,099           4,074
Royal Bank of Scotland Group PLC                    1,283,696          51,576
Royal Dutch Shell PLC Class A                           1,031          34,834
Royal Dutch Shell PLC Class B                         146,566           4,913
SABMiller PLC                                         164,002           3,718
Scottish & Newcastle PLC                                4,817              51
Scottish & Southern Energy PLC                         22,223             653
Scottish Power PLC                                     33,378             490
Severn Trent PLC                                       83,766           2,329
Slough Estates PLC (o)                                 89,600           1,308
Smiths Group PLC                                      404,040           8,458
Standard Life PLC (AE)                                 33,238             192
Taylor Woodrow PLC                                    247,397           1,978
Tesco PLC                                           5,542,411          45,517
Trinity Mirror PLC                                    493,313           4,633
Unilever PLC                                          692,274          18,824
United Business Media PLC                                 769              11
Vedanta Resources PLC                                     449              10
Vodafone Group PLC                                  7,274,034          21,151
William Hill PLC                                      765,254           9,652
Wilson Bowden PLC                                         239              11
WPP Group PLC                                         628,800           9,228
Xstrata PLC                                           135,806           6,329
                                                                 ------------
                                                                      684,742
                                                                 ------------

United States - 0.1%
Synthes, Inc.                                          21,019           2,642
                                                                 ------------

TOTAL COMMON STOCKS
(cost $2,754,567)                                                   3,507,021
                                                                 ------------

 36  International Securities Fund

RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
PREFERRED STOCKS - 0.2%
Brazil - 0.1%
Banco Itau Holding Financeira SA                       96,300           3,559
Petroleo Brasileiro SA                                 44,300             977
Usinas Siderurgicas de Minas Gerais SA                 41,200           1,556
                                                                 ------------
                                                                        6,092
                                                                 ------------

Germany - 0.1%
Volkswagen AG                                          37,472           2,774
                                                                 ------------

South Korea - 0.0%
Hyundai Motor Co.                                      21,000             864
Samsung Electronics Co., Ltd.                           1,600             751
                                                                 ------------
                                                                        1,615
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $9,427)                                                          10,481
                                                                 ------------

                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------
OPTIONS PURCHASED - 0.1%
(Number of Contracts)
Belgium - 0.1%
Bel 20 Index Futures
   Feb 2007 4,484.69 (EUR) Call (143)                   8,359             932
                                                                 ------------
Hong Kong - 0.0%
Hang Seng Index Futures
   Feb 2007 20,520.21 (HKD) Call (101)                 13,273             323
                                                                 ------------

Switzerland - 0.0%
Swiss Market Index Futures
   Mar 2007 8,667.21 (CHF) Put (59)                     4,112             237
   Mar 2007 8,904.44 (CHF) Put (126)                    9,022             507
                                                                 ------------
                                                                          744
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $2,001)                                                           1,999
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
WARRANTS & RIGHTS - 0.2%
France - 0.0%
NicOx SA (AE)                                          17,988              29
                                                                 ------------
Germany - 0.0%
Merck KGaA (AE)                                        12,900              27
                                                                 ------------
United Kingdom - 0.1%
Infosys Technologies, Ltd. 2007 Warrants (AE)          40,000           2,029
                                                                 ------------
United States - 0.1%
Bharti Tele Ventures, Ltd. 2009 Warrants (AE)         130,300           2,071
ICICI Bank, Ltd.
   2009 Warrants (AE)                                  61,800           1,304
Satyam Computer Services, Ltd. (p) 2009 Warrants
   (AE)                                               119,100           1,264
                                                                 ------------
                                                                        4,639
                                                                 ------------
TOTAL WARRANTS & RIGHTS
(cost $6,044)                                                           6,724
                                                                 ------------
SHORT-TERM INVESTMENTS - 8.7%
United States - 8.7%
Russell Investment Company
   Money Market Fund                              318,168,000         318,168
United States Treasury Bills (c)(z)(sec.)
   4.973% due 03/15/07                                 17,000          16,904
                                                                 ------------
TOTAL SHORT-TERM INVESTMENTS
(cost $335,072)                                                       335,072
                                                                 ------------
OTHER SECURITIES - 19.4%
Russell Investment Company
   Money Market Fund (X)                          185,659,902         185,660
State Street Securities Lending
   Quality Trust (X)                              566,064,143         566,064
                                                                 ------------
TOTAL OTHER SECURITIES
(cost $751,724)                                                       751,724
                                                                 ------------

TOTAL INVESTMENTS - 119.2%
(identified cost $3,858,836)                                        4,613,021

OTHER ASSETS AND LIABILITIES,
NET - (19.2%)                                                        (744,631)
                                                                 ------------

NET ASSETS - 100.0%                                                 3,868,390
                                                                 ============

               A portion of the portfolio has been fair valued as of period end. See accompanying notes which are an integral part of the schedules of investments.

                                               International Securities Fund  37

RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
AEX Index (Netherlands)
   expiration date 02/07 (167)                             21,686               (310)

CAC-40 Index (France)
   expiration date 02/07 (295)                             21,524                115
   expiration date 03/07 (170)                             12,436                284

DAX Index (Germany)
   expiration date 03/07 (258)                             57,115              1,625

EUR STOXX 50 Index (EMU) expiration date 03/07
   (1,120)                                                 61,024              1,107

FTSE-100 Index (UK)
   expiration date 03/07 (530)                             64,185                 (1)
Hang Seng Index (Hong Kong)
   expiration date 02/07 (99)                              12,776               (179)

IBEX Plus Index (Spain)
   expiration date 02/07 (30)                               5,673                 52

MSCI Singapore Index
   expiration date 02/07 (10)                                 494                  1

SPI 200 Index (Australia)
   expiration date 03/07 (140)                             15,567                406

TOPIX Index (Japan)
   expiration date 03/07 (771)                            109,952              6,492

Short Positions
FTSE-100 Index (UK)
   expiration date 03/07 (225)                             27,248                 (7)

MIB-30 (Italy)
   expiration date 03/07 (67)                              18,455               (484)

OMX Stockholm 30 Index (Sweden)
   expiration date 02/07 (819)                             13,950                (74)

SPI 200 Index (Australia)
   expiration date 03/07 (200)                             22,239               (598)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                            $         8,429
                                                                     ===============

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Belgium
Bel 20 Index Futures
   Feb 2007 4,484.69 (EUR) Put (143)                        8,359             (1,013)

Hong Kong
Hang Seng Index Futures
   Feb 2007 20,520.2068 (HKD) Put (101)                    13,273               (553)

Switzerland
Swiss Market Index Futures
   Mar 2007 8,667.21 (CHF) Call (59)                        4,112               (450)
   Mar 2007 8,904.44 (CHF)
   Call (126)                                               9,022               (720)
                                                                     ---------------

Total Liability for Options Written (premiums
   received $2,001)                                                           (2,736)
                                                                     ===============

A portion of the portfolio has been fair valued as of period end.
See accompanying notes which are an integral part of the schedules of investments.

 38  International Securities Fund

RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD              87   AUD              112    02/01/07                  1
USD             388   AUD              500    03/20/07                 --
USD             392   AUD              500    03/20/07                 (4)
USD             394   AUD              500    03/20/07                 (6)
USD             781   AUD            1,000    03/20/07                 (6)
USD             788   AUD            1,000    03/20/07                (12)
USD           1,340   AUD            1,700    03/20/07                (21)
USD           1,340   AUD            1,700    03/20/07                (21)
USD           2,716   AUD            3,500    03/20/07                 (2)
USD          15,377   AUD           19,500    03/20/07               (253)
USD              45   AUD               57    03/21/07                 --
USD             293   AUD              375    03/21/07                 (2)
USD           1,141   AUD            1,466    03/21/07                 (5)
USD           2,029   AUD            2,599    03/21/07                (13)
USD           3,196   AUD            4,099    03/21/07                (16)
USD           4,231   AUD            5,423    03/21/07                (26)
USD           7,070   AUD            9,088    03/21/07                (22)
USD          10,730   AUD           13,754    03/21/07                (63)
USD              62   CAD               73    02/02/07                 --
USD             757   CHF              949    02/01/07                  6
USD           1,481   CHF            1,856    02/01/07                 11
USD             241   CHF              301    02/02/07                  1
USD             413   CHF              517    02/02/07                  3
USD             865   CHF            1,080    02/05/07                  3
USD           1,846   CHF            2,291    02/05/07                 (4)
USD             463   CHF              559    03/21/07                (11)
USD           1,557   CHF            1,876    03/21/07                (42)
USD           2,610   CHF            3,144    03/21/07                (71)
USD           6,763   CHF            8,152    03/21/07               (180)
USD          15,914   CHF           19,171    03/21/07               (433)
USD          16,365   CHF           20,138    03/21/07               (102)
USD          23,322   CHF           28,069    03/21/07               (655)
USD          28,279   CHF           34,061    03/21/07               (773)
USD             285   DKK            1,638    02/01/07                  2
USD             166   DKK              937    03/21/07                 (2)
USD             211   DKK            1,205    03/21/07                 --
USD             237   DKK            1,335    03/21/07                 (3)
USD             221   EUR              170    02/01/07                  1
USD             314   EUR              243    02/01/07                  2
USD             420   EUR              324    02/01/07                  3
USD           1,595   EUR            1,230    02/01/07                  8
USD           2,953   EUR            2,278    02/01/07                 16
USD             450   EUR              347    02/02/07                  2
USD             721   EUR              556    02/02/07                  4
USD           1,401   EUR            1,081    02/02/07                  8

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD           2,852   EUR            2,200    02/02/07                 16
USD             309   EUR              237    02/05/07                  1
USD             453   EUR              349    02/05/07                  1
USD           2,596   EUR            2,000    03/20/07                 17
USD           2,597   EUR            2,000    03/20/07                 15
USD           2,601   EUR            2,000    03/20/07                 11
USD           2,645   EUR            2,000    03/20/07                (33)
USD           3,895   EUR            3,000    03/20/07                 24
USD           3,915   EUR            3,000    03/20/07                  4
USD           3,974   EUR            3,000    03/20/07                (55)
USD           4,005   EUR            3,000    03/20/07                (87)
USD           6,494   EUR            5,000    03/20/07                 37
USD          10,679   EUR            8,000    03/20/07               (230)
USD          11,632   EUR            9,000    03/20/07                124
USD          64,320   EUR           48,200    03/20/07             (1,362)
USD          93,677   EUR           70,200    03/20/07             (1,983)
USD           7,325   EUR            5,551    03/21/07                (74)
USD          10,186   EUR            7,711    03/21/07               (114)
USD          16,909   EUR           12,805    03/21/07               (182)
USD          39,083   EUR           29,598    03/21/07               (421)
USD             226   GBP              115    02/01/07                 --
USD             343   GBP              175    02/01/07                  1
USD             119   GBP               61    02/02/07                 --
USD             386   GBP              198    02/02/07                  3
USD             966   GBP              500    03/20/07                 16
USD             983   GBP              500    03/20/07                 --
USD           1,964   GBP            1,000    03/20/07                  1
USD           1,970   GBP            1,000    03/20/07                 (5)
USD           1,972   GBP            1,000    03/20/07                 (7)
USD           2,750   GBP            1,400    03/20/07                 --
USD           2,947   GBP            1,500    03/20/07                 --
USD           3,923   GBP            2,000    03/20/07                  6
USD           3,928   GBP            2,000    03/20/07                  2
USD           3,929   GBP            2,000    03/20/07                 --
USD           3,949   GBP            2,000    03/20/07                (20)
USD          79,944   GBP           40,700    03/20/07                 11
USD             549   GBP              280    03/21/07                  1
USD           1,738   GBP              886    03/21/07                  3
USD           5,291   GBP            2,699    03/21/07                 11
USD          12,141   GBP            6,191    03/21/07                 21
USD          14,398   GBP            7,339    03/21/07                 20
USD          14,935   GBP            7,555    03/21/07                (93)
USD          20,414   GBP           10,409    03/21/07                 35
USD          42,950   GBP           21,894    03/21/07                 60
USD               4   HKD               29    03/21/07                 --

               A portion of the portfolio has been fair valued as of period end. See accompanying notes which are an integral part of the schedules of investments.

                                               International Securities Fund  39

RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD              59   HKD              460    03/21/07                 --
USD             187   HKD            1,450    03/21/07                 (1)
USD             190   HKD            1,472    03/21/07                 (1)
USD             357   HKD            2,766    03/21/07                 (2)
USD             444   HKD            3,447    03/21/07                 (1)
USD           1,002   HKD            7,763    03/21/07                 (7)
USD              59   HKD              463    12/16/07                 --
USD              84   JPY           10,211    02/01/07                  1
USD             173   JPY           21,144    02/01/07                  2
USD           1,223   JPY          149,020    02/01/07                 11
USD           1,302   JPY          158,672    02/01/07                 13
USD             178   JPY           21,676    02/02/07                  1
USD           1,292   JPY          156,928    02/02/07                  9
USD             391   JPY           47,536    02/05/07                  3
USD             880   JPY          100,000    03/20/07                (46)
USD           1,246   JPY          150,000    03/20/07                  5
USD           1,657   JPY          200,000    03/20/07                 11
USD           1,673   JPY          200,000    03/20/07                 (5)
USD           1,702   JPY          200,000    03/20/07                (34)
USD           2,594   JPY          300,000    03/20/07                (92)
USD           2,638   JPY          300,000    03/20/07               (136)
USD           3,079   JPY          350,000    03/20/07               (160)
USD           3,308   JPY          400,000    03/20/07                 28
USD           4,833   JPY          550,000    03/20/07               (245)
USD           5,025   JPY          600,000    03/20/07                (21)
USD          14,936   JPY        1,700,000    03/20/07               (757)
USD          57,112   JPY        6,500,000    03/20/07             (2,900)
USD             224   JPY           26,023    03/22/07                 (7)
USD          11,126   JPY        1,295,333    03/22/07               (320)
USD          14,424   JPY        1,742,782    03/22/07                115
USD              18   NZD               27    03/21/07                 --
USD              32   NZD               47    03/21/07                 --
USD             278   SEK            1,933    02/05/07                  1
USD             519   SEK            3,521    03/21/07                (11)
USD             556   SEK            3,814    03/21/07                 (6)
USD           6,676   SEK           46,384    03/21/07                 17
USD          13,058   SEK           89,496    03/21/07               (143)
USD          16,059   SEK          109,918    03/21/07               (198)
USD          25,117   SEK          172,085    03/21/07               (286)
USD          25,645   SEK          175,533    03/21/07               (316)
USD             186   SGD              285    03/21/07                 --
USD             528   SGD              810    03/21/07                  1
USD           4,439   SGD            6,806    03/21/07                  4
USD           5,798   SGD            8,895    03/21/07                  8
USD           8,059   SGD           12,362    03/21/07                 11

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD          11,339   SGD           17,351    03/21/07                (13)
USD          21,955   SGD           33,689    03/21/07                 36
USD             190   ZAR            1,373    02/01/07                 --
AUD             116   USD               90    02/02/07                 (1)
AUD             500   USD              392    03/20/07                  4
AUD             500   USD              396    03/20/07                  8
AUD           1,000   USD              790    03/20/07                 14
AUD           1,380   USD            1,088    03/20/07                 17
AUD           2,400   USD            1,891    03/20/07                 30
AUD           2,700   USD            2,099    03/20/07                  5
AUD              57   USD               45    03/21/07                  1
AUD           3,990   USD            3,116    03/21/07                 22
AUD           5,202   USD            4,058    03/21/07                 23
AUD           5,970   USD            4,660    03/21/07                 30
AUD          21,642   USD           16,903    03/21/07                119
CAD               2   USD                2    02/01/07                 --
CHF             243   USD              194    02/01/07                 (1)
CHF             359   USD              287    02/02/07                 (2)
CHF             399   USD              320    02/05/07                 (1)
CHF          12,734   USD           10,568    03/21/07                285
CHF          51,345   USD           42,630    03/21/07              1,166
DKK             126   USD               22    03/21/07                 --
DKK             295   USD               52    03/21/07                 --
DKK             403   USD               71    03/21/07                  1
DKK           1,203   USD              210    03/21/07                 (1)
DKK           4,586   USD              812    03/21/07                  9
EUR              73   USD               95    02/01/07                 (1)
EUR             145   USD              188    02/01/07                 (1)
EUR             162   USD              210    02/01/07                 (1)
EUR             483   USD              626    02/01/07                 (4)
EUR             464   USD              601    02/02/07                 (4)
EUR             572   USD              741    02/02/07                 (5)
EUR           1,584   USD            2,054    02/02/07                (11)
EUR             500   USD              658    03/20/07                  5
EUR           1,000   USD            1,304    03/20/07                 (2)
EUR           1,000   USD            1,327    03/20/07                 21
EUR           1,000   USD            1,336    03/20/07                 29
EUR           1,500   USD            1,984    03/20/07                 24
EUR           2,000   USD            2,673    03/20/07                 60
EUR           3,000   USD            3,890    03/20/07                (28)
EUR           3,400   USD            4,540    03/20/07                 99
EUR           4,000   USD            5,214    03/20/07                (11)
EUR           4,600   USD            6,138    03/20/07                130
EUR           7,000   USD            9,248    03/20/07                105
EUR           9,000   USD           11,751    03/20/07                 (4)

A portion of the portfolio has been fair valued as of period end.
See accompanying notes which are an integral part of the schedules of investments.

 40  International Securities Fund

RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
EUR           9,000   USD           11,741    03/20/07                (14)
EUR          20,000   USD           26,697    03/20/07                574
EUR             434   USD              573    03/21/07                  6
EUR             798   USD            1,055    03/21/07                 13
EUR           1,231   USD            1,626    03/21/07                 18
EUR           1,626   USD            2,119    03/21/07                 (4)
EUR          16,189   USD           21,125    03/21/07                (22)
EUR          26,662   USD           35,222    03/21/07                395
EUR          41,027   USD           54,179    03/21/07                588
GBP             132   USD              259    02/01/07                 --
GBP             196   USD              385    02/02/07                 (1)
GBP              22   USD               43    02/05/07                 --
GBP              98   USD              193    02/05/07                 --
GBP           1,000   USD            1,965    03/20/07                  1
GBP           1,500   USD            2,928    03/20/07                (19)
GBP           2,000   USD            3,927    03/20/07                 (2)
GBP           2,000   USD            3,963    03/20/07                 33
GBP           3,900   USD            7,662    03/20/07                 --
GBP           4,300   USD            8,299    03/20/07               (149)
GBP           7,500   USD           14,728    03/20/07                 (6)
GBP           6,129   USD           12,026    03/21/07                (14)
GBP          10,212   USD           19,690    03/21/07               (372)
GBP          33,357   USD           65,437    03/21/07                (93)
GBP          15,509   USD           30,313    04/26/07               (158)
HKD             131   USD               17    02/01/07                 --
HKD           1,064   USD              136    02/01/07                 --
HKD           5,241   USD              671    02/01/07                 (1)
HKD           8,641   USD            1,116    03/21/07                  7
JPY          32,843   USD              269    02/01/07                 (3)
JPY          35,767   USD              293    02/01/07                 (3)
JPY          20,511   USD              169    02/02/07                 (1)
JPY          41,355   USD              340    02/02/07                 (3)
JPY          53,320   USD              437    02/02/07                 (4)
JPY          42,770   USD              354    02/05/07                 (1)
JPY         143,758   USD            1,190    02/05/07                 (2)
JPY         685,840   USD            5,672    02/23/07                (29)
JPY         100,000   USD              878    03/20/07                 44
JPY         150,000   USD            1,282    03/20/07                 31
JPY         200,000   USD            1,690    03/20/07                 22
JPY         300,000   USD            2,584    03/20/07                 82
JPY         400,000   USD            3,381    03/20/07                 45
JPY         600,000   USD            4,967    03/20/07                (37)
JPY         750,000   USD            6,590    03/20/07                335
JPY         900,000   USD            7,650    03/20/07                144
JPY         930,000   USD            8,171    03/20/07                415

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
JPY         130,531   USD            1,122    03/22/07                 33
JPY         539,879   USD            4,636    03/22/07                132
JPY         661,081   USD            5,681    03/22/07                165
JPY         722,777   USD            6,209    03/22/07                180
JPY         907,333   USD            7,714    03/22/07                145
JPY       1,708,997   USD           14,687    03/22/07                430
JPY       2,449,704   USD           21,056    03/22/07                619
JPY       3,059,617   USD           26,279    03/22/07                754
NZD              27   USD               19    03/21/07                 --
NZD              47   USD               32    03/21/07                 --
SEK           6,853   USD            1,000    03/21/07                 11
SEK          11,705   USD            1,709    03/21/07                 20
SEK          58,500   USD            8,545    03/21/07                103
SEK          78,957   USD           11,521    03/21/07                128
SGD             326   USD              213    03/21/07                 --
SGD             588   USD              383    03/21/07                 (1)
SGD           3,170   USD            2,067    03/21/07                 (2)
SGD           3,295   USD            2,149    03/21/07                 (2)
SGD           3,954   USD            2,580    03/21/07                 (1)
SGD           6,405   USD            4,179    03/21/07                 (3)
SGD           6,590   USD            4,299    03/21/07                 (3)
SGD           7,051   USD            4,598    03/21/07                 (5)
SGD           9,885   USD            6,448    03/21/07                 (4)
SGD          10,640   USD            6,936    03/21/07                 (9)
SGD          11,263   USD            7,340    03/21/07                (12)
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                              (5,711)
                                                           ==============

               A portion of the portfolio has been fair valued as of period end. See accompanying notes which are an integral part of the schedules of investments.

                                               International Securities Fund  41

RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands

INDEX SWAP CONTRACTS
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              UNREALIZED
                                                                                                             APPRECIATION
        FUND RECEIVES                COUNTER        NOTIONAL           FUND PAYS           TERMINATION      (DEPRECIATION)
     UNDERLYING SECURITY              PARTY          AMOUNT          FLOATING RATE             DATE               $
------------------------------   ----------------   ---------   -----------------------   --------------   ----------------
MSCI Belgium
   Local Net Total Return                                       1 Month EUR LIBOR plus
   Index                         Merrill Lynch      EUR    5,689    0.15%                    06/20/07                   (40)

MSCI Belgium
   Local Net Total Return                                       1 Month EUR LIBOR plus
   Index                         Merrill Lynch      EUR     877    0.15%                     06/20/07                    (6)

MSCI Belgium
   Local Net Total Return                                       1 Month EUR LIBOR plus
   Index                         Merrill Lynch      EUR     562    0.15%                     09/19/07                    (4)
                                                                                                           ----------------

Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts                                               (50)
                                                                                                           ================

                                                     % OF           MARKET
                                                     NET            VALUE
INDUSTRY DIVERSIFICATION                            ASSETS            $
-----------------------------------------------------------------------------
Auto and Transportation                                   6.7         260,373
Consumer Discretionary                                    8.9         344,333
Consumer Staples                                          8.6         333,692
Financial Services                                       25.7         996,314
Health Care                                               5.9         229,322
Integrated Oils                                           4.5         173,981
Materials and Processing                                 10.3         403,123
Miscellaneous                                             0.9          32,452
Other Energy                                              0.6          22,263
Producer Durables                                         6.2         240,461
Technology                                                3.4         130,208
Utilities                                                 9.1         350,980
Options Purchased                                         0.1           1,999
Warrants & Rights                                         0.2           6,724
Short-Term Investments                                    8.7         335,072
Other Securities                                         19.4         751,724
                                                 ------------    ------------

Total Investments                                       119.2       4,613,021
Other Assets and Liabilities, Net                       (19.2)       (744,631)
                                                 ------------    ------------

Net Assets                                              100.0       3,868,390
                                                 ============    ============
                                                     % OF           MARKET
                                                     NET            VALUE
GEOGRAPHIC DIVERSIFICATION                          ASSETS            $
-----------------------------------------------------------------------------
Africa                                                    0.2           6,128
Asia                                                      8.6         329,007
Europe                                                   43.0       1,669,626
Japan                                                    17.1         662,333
Latin America                                             2.7         106,654
United Kingdom                                           17.8         686,771
Other Regions                                            10.4         400,778
Other Securities                                         19.4         751,724
                                                 ------------    ------------

Total Investments                                       119.2       4,613,021
Other Assets and Liabilities, Net                       (19.2)       (744,631)
                                                 ------------    ------------

Net Assets                                              100.0       3,868,390
                                                 ============    ============

A portion of the portfolio has been fair valued as of period end.
See accompanying notes which are an integral part of the schedules of investments.

 42  International Securities Fund

RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 91.6%
Austria - 0.2%
Raiffeisen International Bank Holding AG                8,900           1,359
                                                                 ------------

Bermuda - 0.6%
Aquarius Platinum, Ltd.                                20,500             535
Brilliance China Automotive Holdings, Ltd. (AE)       616,000             129
Credicorp, Ltd. (N)                                    73,409           3,099
Shangri-La Asia, Ltd.                                 506,000           1,358
Sinofert Holdings, Ltd.                             3,604,000           1,680
TPV Technology, Ltd.                                  196,000             121
                                                                 ------------
                                                                        6,922
                                                                 ------------

Brazil - 8.5%
All America Latina Logistica SA                       254,900           2,760
Aracruz Celulose SA - ADR (N)                          26,700           1,479
Banco do Brasil SA                                    273,400           8,946
Banco Itau Holding Financeira SA - ADR (N)             91,500           3,383
Brasil Telecom Participacoes SA - ADR                  65,400           2,757
Centrais Eletricas Brasileiras SA                 201,405,400           4,741
Cia Brasileira de Distribuicao Grupo Pao de
   Acucar - ADR (N)                                    78,400           2,583
Cia de Bebidas das Americas - ADR                      34,700           1,795
Cia de Saneamento Basico do Estado de Sao Paulo    52,500,000           6,674
Cia de Saneamento Basico do Estado de Sao Paulo
   - ADR (N)                                           30,633             964
Cia Siderurgica Nacional SA                           137,033           4,444
Cia Vale do Rio Doce - ADR                            402,200          11,555
Cia Vale do Rio Doce - ADR (N)                        216,700           7,353
Companhia de Saneamento de Minas Gerais                72,000             803
Cyrela Brazil Realty SA                               149,800           1,386
EDP - Energias do Brasil SA                           104,500           1,555
Empresa Brasileira de Aeronautica SA - ADR (N)         22,600             916
Gerdau SA                                               7,300             104
Gerdau SA - ADR (N)                                   520,500           8,797
Gol Linhas Aereas Inteligentes SA - ADR (N)            48,700           1,466
Lojas Renner SA                                         7,500             105
Natura Cosmeticos SA                                  282,300           3,814
Perdigao SA                                           100,309           1,275
Petroleo Brasileiro SA - ADR                          143,100          13,344
Souza Cruz SA                                           2,400              45
Tele Norte Leste Participacoes SA - ADR (N)           263,000           3,548
Unibanco - Uniao de Bancos Brasileiros SA             343,800           3,223
Unibanco - Uniao de Bancos Brasileiros SA - ADR        78,400           7,435

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
                                                                 ------------
                                                                      107,250
                                                                 ------------

Canada - 0.2%
First Quantum Minerals, Ltd.                           32,900           1,745
                                                                 ------------

Cayman Islands - 1.1%
Agile Property Holdings, Ltd.                       1,712,000           1,399
ASM Pacific Technology                                296,500           1,789
China Resources Land, Ltd.                            396,000             398
Focus Media Holding, Ltd. - ADR (AE)(N)                19,700           1,628
Foxconn International Holdings, Ltd. (AE)             385,000           1,151
Global Bio-Chem Technology Group Co., Ltd.            114,000              33
Hutchison Telecommunications International, Ltd.
   (AE)                                               727,000           1,751
Kingboard Chemical Holdings, Ltd.                     422,500           1,740
Luen Thai Holdings, Ltd.                            1,628,000             265
Shui On Land, Ltd. New (AE)                         1,410,000           1,188
Sina Corp./China (AE)(N)                               34,100           1,220
Solomon Systech International, Ltd.                 2,938,100             542
Tencent Holdings, Ltd.                                245,000             952
                                                                 ------------
                                                                       14,056
                                                                 ------------

Chile - 0.6%
Banco de Credito e Inversiones                         46,400           1,516
Banco Santander Chile SA - ADR                         59,000           2,918
Coca-Cola Embonor SA - ADR                             97,500           1,030
Embotelladora Andina SA - ADR                          62,100           1,126
Lan Airlines SA - ADR (N)                              18,600           1,154
                                                                 ------------
                                                                        7,744
                                                                 ------------

China - 7.0%
Angang Steel Co., Ltd. Class H                        668,000           1,046
Anhui Conch Cement Co., Ltd. Class H                  788,000           2,660
Bank of Communications Co., Ltd. Class H              970,000           1,047
Byd Co., Ltd. Class H (AE)                             45,500             160
China Coal Energy Co. (AE)                          2,257,600           1,709
China COSCO Holdings Co., Ltd. Class H              3,133,000           2,275
China International Marine Containers Co., Ltd.
   Class B                                            350,330             729
China Life Insurance Co., Ltd. Class H              1,113,000           3,250
China Merchants Bank Co., Ltd. (AE)                   694,000           1,497

                                                       Emerging Markets Fund  43

RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
China Petroleum & Chemical Corp. - ADR (N)             56,260           4,706
China Petroleum & Chemical Corp. Class H           14,431,254          12,070
China Shenhua Energy Co., Ltd.                      3,439,000           8,413
China Shipping Container Lines Co., Ltd. Class H    1,309,000             402
China Shipping Development Co., Ltd. Class H        1,658,000           2,336
China Southern Airlines Co., Ltd. Class H (AE)      1,786,000             830
China Telecom Corp., Ltd. Class H                  12,005,000           5,797
Datang International Power Generation Co., Ltd.
   Class H                                          2,058,000           2,090
Guangzhou R&F Properties Co., Ltd.                  1,146,000           2,214
Huaneng Power International, Inc. Class H           1,312,000           1,188
Industrial & Commercial Bank of China (AE)          4,517,900           2,621
Jiangxi Copper Co., Ltd. Class H                      682,000             693
Maanshan Iron & Steel Class H                       2,181,600           1,392
PetroChina Co., Ltd. - ADR (N)                         18,523           2,284
PetroChina Co., Ltd. Class H                       12,637,176          15,490
Ping An Insurance Group Co. of China, Ltd. Class
   H                                                1,051,100           5,075
Shanghai Forte Land Co., Ltd. Class H               1,970,000             732
Shenzhen Expressway Co., Ltd. Class H                 270,000             198
Sinopec Shanghai Petrochemical Co., Ltd. Class H    2,519,000           1,233
Sinopec Yizheng Chemical Fibre Co., Ltd. Class H
   (AE)                                               628,000             150
Weiqiao Textile Co. Class H                           414,500             621
Wumart Stores, Inc. Class H                           703,200             620
Yanzhou Coal Mining Co., Ltd. Class H               2,420,000           2,250
ZTE Corp. Class H                                     185,500             836
                                                                 ------------
                                                                       88,614
                                                                 ------------

Colombia - 0.4%
BanColombia SA                                        309,722           2,283
BanColombia SA - ADR (N)                               99,800           2,969
                                                                 ------------
                                                                        5,252
                                                                 ------------

Czech Republic - 0.0%
Philip Morris CR (AE)                                     276             142
                                                                 ------------

Egypt - 1.9%
Commercial International Bank                          93,384             869
Egyptian Co. for Mobile Services                      129,940           3,991
Orascom Construction Industries                       178,108           8,128
Orascom Construction Industries - GDR                  39,700           3,613
Orascom Telecom Holding SAE                            50,103           3,442

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Orascom Telecom Holding SAE - GDR (N)                  50,800           3,505
                                                                 ------------
                                                                       23,548
                                                                 ------------

Hong Kong - 3.1%
Beijing Enterprises Holdings, Ltd.                    944,000           2,055
China Everbright, Ltd. (AE)                           380,000             365
China Insurance International Holdings Co., Ltd.
   (AE)                                             1,550,000           1,826
China Merchants Holdings International Co., Ltd.      517,000           1,894
China Mobile, Ltd.                                  1,373,500          12,596
China Mobile, Ltd. - ADR (N)                           87,600           4,043
China Netcom Group Corp. Hong Kong, Ltd.            1,762,000           4,392
China Overseas Land & Investment, Ltd.              1,694,000           1,872
China Resources Enterprise                            702,000           2,189
China Resources Power Holdings Co.                    316,000             495
Citic Pacific, Ltd.                                   349,000           1,223
Denway Motors, Ltd.                                 2,982,000           1,257
Guangdong Investment, Ltd.                            610,000             311
Guangzhou Investment Co., Ltd.                      4,256,000             981
Melco International Development                       291,000             616
Shanghai Industrial Holdings, Ltd.                     68,000             147
Shenzhen Investment, Ltd.                           1,638,000             667
Techtronic Industries Co.                           1,340,400           2,060
Travelsky Technology, Ltd. Class H                    200,000             336
                                                                 ------------
                                                                       39,325
                                                                 ------------

Hungary - 1.4%
Magyar Telekom Telecommunications PLC                 623,160           3,179
MOL Hungarian Oil and Gas PLC                          97,747          10,077
MOL Hungarian Oil and Gas PLC - ADR                    31,000           3,162
Richter Gedeon Nyrt. (N)                                7,100           1,427
                                                                 ------------
                                                                       17,845
                                                                 ------------

India - 6.3%
Allahabad Bank                                        243,535             499
Andhra Bank                                           429,000             855
Bajaj Auto, Ltd.                                       18,900           1,186
Bank of Baroda                                        220,000           1,245
Bank of India                                          30,000             130
BF Utilities, Ltd. (AE)                                16,892           1,110
Bharti Tele Ventures, Ltd. (AE)                       503,300           8,083
Chennai Petroleum Corp., Ltd.                         194,660             945
Container Corp. of India                               35,045           1,595

 44  Emerging Markets Fund

RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Financial Technologies India, Ltd.                     33,600           1,352
GAIL India, Ltd. - GDR                                 63,000           2,375
Gateway Distriparks, Ltd.                             124,867             549
Genesis Indian Investment Co., Ltd. (AE)              619,019          23,027
Grasim Industries, Ltd.                                 2,793             176
Gujarat Ambuja Cements, Ltd.                          522,000           1,623
HDFC Bank, Ltd. - ADR (N)                              27,200           2,076
Hindustan Petroleum Corp., Ltd.                        24,261             171
Housing Development Finance Corp.                      78,100           2,960
I-Flex Solutions, Ltd.                                 38,900           1,713
ICICI Bank, Ltd.                                      234,120           4,989
Indiabulls Financial Services, Ltd.                    58,232             483
Indiabulls Real Estate, Ltd. (AE)                      58,232             467
Indian Overseas Bank                                  250,000             672
Industrial Development Bank of India, Ltd.            471,000           1,083
Infosys Technologies, Ltd.                                976              50
Mahanagar Telephone Nigam                              27,692             104
Maruti Udyog, Ltd.                                      5,827             122
Oil & Natural Gas Corp., Ltd.                          72,735           1,501
Oriental Bank of Commerce                             111,000             543
Petronet LNG, Ltd. (AE)                               846,900           1,000
Reliance Industries, Ltd.                             129,810           4,017
State Bank of India, Ltd. - GDR                        66,950           4,345
Sun TV, Ltd.                                           59,191           2,266
Suzlon Energy, Ltd.                                   107,505           2,782
Tata Consultancy Services, Ltd.                         4,333             125
Union Bank of India                                   118,000             297
Videocon Industries, Ltd.                             137,300           1,371
Zee Entertainment Enterprises, Ltd.                   278,963           1,979
                                                                 ------------
                                                                       79,866
                                                                 ------------

Indonesia - 3.2%
Aneka Tambang Tbk PT                                3,141,646           2,693
Astra Agro Lestari Tbk PT                             301,289             437
Astra International Tbk PT                          1,987,277           3,243
Bank Central Asia Tbk PT                              207,500             116
Bank Danamon Indonesia Tbk PT                       1,441,200             934
Bank Mandiri Persero Tbk PT                        12,764,403           3,612
Bank Rakyat Indonesia                              18,616,572          10,843
Perusahaan Gas Negara PT                            1,651,000           1,705
Ramayana Lestari Sentosa Tbk PT                     5,957,500             563
Telekomunikasi Indonesia Tbk PT                    13,544,200          14,065
Telekomunikasi Indonesia Tbk PT - ADR                  61,600           2,585
                                                                 ------------
                                                                       40,796
                                                                 ------------

Israel - 2.2%
Bank Hapoalim BM                                      974,800           4,522
Bank Leumi Le-Israel BM                             1,186,500           4,653
Check Point Software Technologies (AE)(N)             292,307           6,974
Discount Investment Corp.                               2,511              73
IDB Development Corp., Ltd.                             8,867             286
Israel Chemicals, Ltd.                                471,100           2,907

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Partner Communications                                 10,436             129
Tadiran Communications, Ltd.                           13,949             562
Teva Pharmaceutical Industries, Ltd. - ADR (N)        204,400           7,174
                                                                 ------------
                                                                       27,280
                                                                 ------------

Kazakhstan - 0.3%
Halyk Savings Bank Kazakhstan - GDR (AE)              120,000           2,832
Kazkommertsbank - GDR (AE)                             55,300           1,233
                                                                 ------------
                                                                        4,065
                                                                 ------------

Lebanon - 0.0%
Solidere - GDR                                          8,200             137
                                                                 ------------

Luxembourg - 2.3%
Genesis Smaller Companies                             381,784          24,651
Tenaris SA                                                  1              --
Tenaris SA - ADR                                       80,565           3,825
                                                                 ------------
                                                                       28,476
                                                                 ------------

Malaysia - 1.5%
AirAsia BHD (AE)                                    2,220,300             913
Bumiputra-Commerce Holdings BHD                     3,615,342           9,502
Bursa Malaysia BHD                                    410,400           1,290
DRB-Hicom BHD                                         184,700             106
Gamuda BHD                                             57,300             116
Genting BHD                                            57,400             623
Golden Hope Plantations BHD                            33,700              63
IGB Corp. BHD                                         104,800              68
IOI Corp. BHD                                         333,700           1,754
KLCC Property Holdings BHD                            256,000             233
Malaysia International Shipping Corp. BHD (AE)         43,700             111
Petronas Gas BHD                                       39,500             102
PLUS Expressways BHD (AE)                             137,100             112
Sime Darby BHD                                        795,700           1,864
SP Setia BHD                                          167,500             287
TAN Chong Motor Holdings BHD                          627,100             240
Tenaga Nasional BHD                                   525,800           1,848
YTL Corp. BHD                                         127,300             269
                                                                 ------------
                                                                       19,501
                                                                 ------------

Mexico - 6.8%
Alfa SAB de CV Class A (N)                            781,800           5,326
America Movil SA de CV (N)                          3,918,700           8,712
America Movil SA de CV Series L                       269,500          11,955
Cemex SAB de CV (AE)(N)                             4,215,756          14,916
Cemex SAB de CV - ADR (AE)                             24,000             849

                                                       Emerging Markets Fund  45

RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Corporacion Moctezuma SA de CV                        365,800             964
Fomento Economico Mexicano SA de CV - ADR              31,724           3,809
Grupo Aeroportuario del Pacifico SA de CV - ADR        28,100           1,137
Grupo Aeroportuario del Sureste SAB de CV - ADR
   (N)                                                 21,700             944
Grupo Financiero Banorte SA de CV Class O (N)       1,527,400           6,076
Grupo Mexico SAB de CV                                884,400           3,634
Grupo Modelo SA (N)                                   890,300           4,846
Grupo Televisa SA (N)                                 454,500           2,684
Grupo Televisa SA - ADR                                82,392           2,427
Kimberly-Clark de Mexico SAB de CV Class A             24,500             105
Organizacion Soriana SAB de CV Class B (N)            144,000           1,193
Telefonos de Mexico SA de CV (N)                    1,859,900           2,859
Telefonos de Mexico SA de CV
   Series L                                            48,000           1,474
Urbi Desarrollos Urbanos SA de CV (AE)(N)           1,543,600           5,500
Wal-Mart de Mexico SA de CV                           991,700           4,401
Wal-Mart de Mexico SA de CV - ADR (N)                  71,700           3,162
                                                                 ------------
                                                                       86,973
                                                                 ------------

Netherlands - 0.6%
Pyaterochka Holding NV - GDR (AE)                     228,063           6,215
Zentiva NV                                             26,900           1,621
                                                                 ------------
                                                                        7,836
                                                                 ------------

Oman - 0.1%
Bank Muscat SAOG - GDR                                178,200           2,290
                                                                 ------------

Pakistan - 0.6%
Engro Chemical Pakistan, Ltd.                       1,002,800           3,062
Fauji Fertilizer Co., Ltd.                          1,895,322           3,499
ICI Pakistan, Ltd.                                    265,200             562
Pakistan Telecommunication Co., Ltd.                1,152,923           1,049
                                                                 ------------
                                                                        8,172
                                                                 ------------

Philippines - 0.7%
Globe Telecom, Inc.                                    92,090           2,712
Philippine Long Distance Telephone Co.                 75,300           4,050
Philippine Long Distance Telephone Co. - ADR (N)       45,600           2,399
                                                                 ------------
                                                                        9,161
                                                                 ------------

Poland - 0.6%
Bank Pekao SA                                          29,393           2,453
Bank Zachodni WBK SA                                    2,631             235
KGHM Polska Miedz SA                                  105,849           3,216
Polski Koncern Naftowy Orlen                           66,900           1,049

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Powszechna Kasa Oszczednosci Bank Polski SA            65,877           1,089
                                                                 ------------
                                                                        8,042
                                                                 ------------

Russia - 6.3%
Kalina                                                 15,100             672
LUKOIL - ADR                                          310,682          24,575
Magnit OAO (AE)                                        52,100           1,894
Mechel - ADR (N)                                       77,600           2,196
MMC Norilsk Nickel - ADR                               34,433           5,819
Mobile Telesystems - ADR                              165,900           8,985
NovaTek OAO - GDR (A)                                  45,000           2,430
Novolipetsk Steel - GDR                                 2,270              56
OAO Gazprom                                           250,000           2,698
OAO Gazprom - ADR (N)                                  87,011           3,737
OAO Gazprom - ADR                                     255,200          10,961
Promstroibank St. Petersburg                          696,000           1,141
RBC Information Systems (AE)                          135,259           1,555
Sberbank RF                                             2,745           9,059
Seventh Continent                                      69,600           1,810
TMK OAO (AE)                                          109,400             952
Unified Energy System - GDR                            10,937           1,274
                                                                 ------------
                                                                       79,814
                                                                 ------------

South Africa - 7.2%
ABSA Group, Ltd.                                      158,975           2,916
African Bank Investments, Ltd.                        284,124           1,141
Alexander Forbes, Ltd. (AE)                           376,300             844
Anglo Platinum, Ltd.                                    7,511             944
AngloGold Ashanti, Ltd.                                22,600           1,070
AngloGold Ashanti, Ltd. - ADR (N)                      28,134           1,322
Aspen Pharmacare Holdings, Ltd. (AE)                  533,400           2,552
Aveng, Ltd.                                           787,269           4,213
Barloworld, Ltd.                                      163,375           4,208
Bidvest Group, Ltd.                                    89,400           1,671
Consol, Ltd.                                          547,200           1,428
DataTec, Ltd.                                         270,000           1,253
Edgars Consolidated Stores, Ltd.                      405,900           2,271
FirstRand, Ltd.                                       285,782             910
Foschini, Ltd.                                        261,994           2,267
Impala Platinum Holdings, Ltd.                        246,936           7,097
Investec, Ltd.                                        170,517           2,031
Lewis Group, Ltd.                                      20,097             175
Massmart Holdings, Ltd.                                96,500           1,014
Metropolitan Holdings, Ltd.                           414,744             872
Mittal Steel South Africa, Ltd.                        35,835             536
Murray & Roberts Holdings, Ltd.                        91,910             601
Nampak, Ltd.                                           79,926             247

 46  Emerging Markets Fund

RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Naspers, Ltd.                                         139,500           3,517
Network Healthcare Holdings, Ltd. (AE)              1,253,000           2,533
Pick'n Pay Stores, Ltd.                               173,454             808
Pretoria Portland Cement Co., Ltd.                     34,900           2,039
Reunert, Ltd.                                         117,668           1,385
Sanlam, Ltd.                                        2,657,382           6,863
Sasol, Ltd.                                           294,500          10,009
Standard Bank Group, Ltd.                           1,039,896          14,255
Steinhoff International Holdings, Ltd.                757,700           2,613
Tiger Brands, Ltd.                                    149,901           3,576
Truworths International, Ltd.                         440,564           2,098
                                                                 ------------
                                                                       91,279
                                                                 ------------

South Korea - 12.0%
Amorepacific Corp. (AE)                                 4,724           2,820
CJ Home Shopping                                       15,703           1,079
Daewoo Engineering & Construction Co., Ltd. (AE)       11,820             223
Daewoo Shipbuilding & Marine Engineering Co.,
   Ltd. (AE)                                           59,100           1,714
Daum Communications Corp. (AE)(N)                      13,918             812
Dongbu Insurance Co., Ltd.                             21,870             574
GS Engineering & Construction Corp.                    32,324           2,678
Hanjin Shipping Co., Ltd. (AE)(N)                      65,300           1,873
Hankook Tire Co., Ltd. (N)                            305,997           4,485
Hanwha Chem Corp. (AE)(N)                             157,670           2,068
Honam Petrochemical Corp. (AE)                         41,100           3,322
Hynix Semiconductor, Inc. (AE)                         54,000           1,792
Hyosung Corp. (N)(AE)                                  56,900           1,602
Hyundai Development Co. (AE)                           58,100           3,067
Hyundai Heavy Industries (AE)                             903             130
Hyundai Mipo Dockyard (AE)                              9,434           1,177
Hyundai Mobis (AE)                                     42,727           3,463
Hyundai Motor Co. (N)                                  53,070           3,782
Hyundai Steel Co. (AE)(N)                              89,920           3,142
Industrial Bank of Korea (AE)(N)                      237,400           4,375
KCC Corp.                                              11,624           2,994
Kookmin Bank (AE)                                     183,106          14,567
Kookmin Bank - ADR                                     31,400           2,497
Korea Electric Power Corp. (AE)                       230,880          10,398
Korea Electric Power Corp. - ADR (N)                   24,940             570
Korea Investment Holdings Co., Ltd.                    39,850           1,731
Korean Air Lines Co., Ltd.                              1,769              63
KT Corp.                                               80,670           3,676
KT Corp. - ADR                                         17,100             395
KT&G Corp.                                             41,537           2,528
LG Household & Health Care, Ltd.                       20,740           2,500
LG.Philips LCD Co., Ltd. (AE)(N)                       27,000             753
LIG Non-Life Insurance Co., Ltd. (N)                   35,500             571
Lotte Shopping Co., Ltd.                                4,832           1,881
LS Cable, Ltd.                                          6,300             223
Orion Corp. (AE)                                        4,165           1,093
Poongsan Corp. (AE)                                    56,600           1,145
POSCO                                                  24,981           8,743
Samsung Corp. (N)                                      89,580           2,883

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Samsung Electronics Co., Ltd. (N)                      16,250           9,993
Samsung Electronics Co., Ltd. - GDR (p)                18,377           5,564
Samsung Electronics Co., Ltd. - GDR                    15,259           3,517
Samsung Fire & Marine Insurance Co., Ltd.              29,150           4,892
Samsung Securities Co., Ltd. (N)                      103,100           5,015
Shinhan Financial Group Co., Ltd. (AE)(N)             135,330           7,072
Shinsegae Co., Ltd.                                     8,930           5,179
SK Corp.                                               27,579           2,106
SK Telecom Co., Ltd.                                   13,620           2,893
SK Telecom Co., Ltd. - ADR                             14,700             349
Tae Young Corp. (AE)                                   11,339             796
Woori Finance Holdings Co., Ltd. (AE)(N)               92,750           2,167
                                                                 ------------
                                                                      152,932
                                                                 ------------

Taiwan - 9.0%
Acer, Inc.                                            473,514             891
Advantech Co., Ltd.                                 1,106,948           3,496
Asia Cement Corp.                                     960,640             915
AU Optronics Corp.                                  2,746,280           3,645
AU Optronics Corp. - ADR (N)                          127,617           1,714
Benq Corp. (AE)                                     2,016,000             992
Cathay Financial Holding Co., Ltd.                    934,245           2,071
China Steel Corp.                                   6,538,920           6,752
China Steel Corp. - GDR                                39,673             807
Chunghwa Telecom Co., Ltd.                            198,120             380
CMC Magnetics Corp. (AE)                            6,621,000           2,131
Compal Electronics, Inc. (AE)                       2,170,892           1,961
Compal Electronics, Inc. - GDR (AE)                    34,470             152
D-Link Corp.                                          401,600             565
Delta Electronics, Inc.                             1,182,850           3,862
Evergreen Marine Corp. Taiwan, Ltd.                   810,870             451
Far Eastern Textile Co., Ltd.                       1,348,995           1,139
Faraday Technology Corp.                              317,987             714
First Financial Holding Co., Ltd.                     363,300             265
Formosa Plastics Corp.                              1,168,000           1,965
Foxconn Technology Co., Ltd.                          213,900           2,553
Gigabyte Technology Co., Ltd.                         183,718             137
High Tech Computer Corp.                              347,200           5,140
HON HAI Precision Industry Co., Ltd.                1,848,372          12,630
King Yuan Electronics Co., Ltd.                     1,352,000           1,041
Macronix International (AE)                         3,242,086           1,319
MediaTek, Inc.                                        565,200           6,162
Mega Financial Holding Co., Ltd.                    3,651,000           2,445
Micro-Star International Co., Ltd.                    884,470             650
Mitac International                                 1,435,935           1,744
Nan Ya Plastics Corp.                               1,269,710           2,094

                                                       Emerging Markets Fund  47

RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Oriental Union Chemical Corp.                          68,000              43
Phoenixtec Power Co., Ltd.                            565,629             606
POU Chen Corp.                                        648,000             693
Powerchip Semiconductor Corp.                               1              --
Powertech Technology, Inc.                            409,000           1,702
Quanta Computer, Inc.                                 268,710             454
Realtek Semiconductor Corp. (AE)                      560,000             898
Ritek Corp. (AE)                                    2,653,161             681
Siliconware Precision Industries Co.                3,310,625           5,490
Sysware Corp.                                          64,441              67
Taiwan Cement Corp.                                   673,357             577
Taiwan Fertilizer Co., Ltd.                            63,000             112
Taiwan Mobile Co., Ltd.                             2,204,520           2,136
Taiwan Semiconductor Manufacturing Co., Ltd.        8,175,986          16,736
Taiwan Semiconductor Manufacturing Co., Ltd. -
   ADR (N)                                             68,391             746
Teco Electric and Machinery Co., Ltd.               1,415,000             692
Tripod Technology Corp.                               194,000             769
U-Ming Marine Transport Corp.                         715,000           1,036
Uni-President Enterprises Corp.                     2,601,000           2,370
United Microelectronics Corp.                       5,867,935           3,680
Vanguard International Semiconductor Corp.          1,965,947           1,463
Walsin Lihwa Corp. (AE)                               235,000             116
Wintek Corp.                                          797,630             719
Yieh Phui Enterprise                                  807,430             336
Yuanta Core Pacific Securities Co.                  2,249,000           1,701
                                                                 ------------
                                                                      114,606
                                                                 ------------
Thailand - 1.6%
Airports of Thailand PCL                            1,297,400           1,885
Bank of Ayudhya PCL                                 6,588,900           3,470
Charoen Pokphand Foods PCL                          4,318,500             574
CP 7-Eleven PCL                                     4,849,200             802
Glow Energy PCL                                       942,500             902
Precious Shipping PCL                                 136,200             171
PTT Chemical PCL                                    1,243,032           2,683
PTT PCL                                               647,600           3,709
Rayong Refinery PCL (AE)                            1,780,600             804
Regional Container Lines PCL                          962,600             540
Siam City Bank PCL                                    178,400              83
Siam Commercial Bank PCL                            1,077,400           1,829
Thai Airways International PCL                         36,100              46
Thai Beverage PCL                                  16,080,300           2,880
                                                                 ------------
                                                                       20,378
                                                                 ------------

Turkey - 2.6%
Akcansa Cimento AS                                     75,895             507
Anadolu Efes Biracilik Ve Malt Sanayii AS             194,545           6,363
BIM Birlesik Magazalar AS                              21,300           1,264
Cimsa Cimento Sanayi VE Tica                          263,875           1,726
Eregli Demir ve Celik Fabrikalari TAS                 504,954           3,806
Ford Otomotiv Sanayi AS                               143,300           1,365
Hurriyet Gazetecilik AS                               461,300           1,358

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ihlas Holding AS (AE)                                 816,246             290
Migros Turk TAS (AE)                                  230,523           3,032
Trakya Cam Sanayi AS                                  281,839             814
Tupras Turkiye Petrol Rafine                          140,585           2,499
Turk Hava Yollari (AE)                                105,752             549
Turk Sise ve Cam Fabrikalari AS (AE)                   14,831              59
Turkiye Garanti Bankasi AS                            536,600           2,022
Turkiye Is Bankasi Class C                            976,590           4,652
Ulker Gida Sanayi ve Ticaret AS                        10,228              29
Vestel Elektronik Sanayi ve Ticaret AS (AE)           114,575             285
Yapi ve Kredi Bankasi (AE)                          1,458,077           2,840
                                                                 ------------
                                                                       33,460
                                                                 ------------

United Kingdom - 1.7%
Anglo American PLC                                    263,496          12,277
Astro All Asia Networks PLC                           666,200           1,028
Hikma Pharmaceuticals PLC New                         195,100           1,410
Kazakhmys PLC                                          55,800           1,148
SABMiller PLC                                          77,500           1,771
Tanjong PLC                                            19,200              81
Tullow Oil PLC                                        567,900           4,446
                                                                 ------------
                                                                       22,161
                                                                 ------------

United States - 1.0%
CTC Media, Inc. (AE)(N)                                55,700           1,198
NII Holdings, Inc. (AE)(N)                             24,500           1,808
Southern Copper Corp. (N)                             151,859           9,491
                                                                 ------------
                                                                       12,497
                                                                 ------------

Venezuela - 0.0%
Siderurgica Venezolana Sivensa SACA (AE)            1,306,495              29
                                                                 ------------

Zimbabwe - 0.0%
Delta Corp., Ltd. (B)                               1,322,627             270
                                                                 ------------

TOTAL COMMON STOCKS
(cost $777,826)                                                     1,163,823
                                                                 ------------

 48  Emerging Markets Fund

RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
PREFERRED STOCKS - 5.2%
Brazil - 4.0%
Banco Bradesco SA                                      74,637           3,032
Banco Itau Holding Financeira SA                      160,210           5,921
Braskem SA                                            419,235           3,065
Centrais Eletricas Brasileiras SA                 275,316,500           6,222
Cia Brasileira de Distribuicao Grupo Pao de
   Acucar                                          39,980,000           1,308
Cia de Tecidos do Norte de Minas - Coteminas        7,256,440             838
Cia Energetica de Minas Gerais                      6,500,000             311
Cia Energetica de Sao Paulo (AE)                  169,500,000           1,971
Cia Paranaense de Energia (AE)                     98,100,000           1,193
Cia Vale do Rio Doce                                   13,944             394
Duratex SA (AE)                                        19,200             366
Gerdau SA                                              19,400             327
Investimentos Itau SA                                 222,400           1,230
Petroleo Brasileiro SA                                374,000           8,253
Tam SA                                                 58,400           1,889
Usinas Siderurgicas de Minas Gerais SA                359,600          13,578
Weg SA                                                164,800           1,187
                                                                 ------------
                                                                       51,085
                                                                 ------------

Chile - 0.0%
Embotelladora Andina SA                               205,300             612
                                                                 ------------

Colombia - 0.0%
BanColombia SA                                          7,200              54
                                                                 ------------

Russia - 0.2%
Transneft OAO                                             870           2,062
                                                                 ------------

South Korea - 1.0%
Hyundai Motor Co.                                       4,520             186
Samsung Electronics Co., Ltd.                          24,919          11,698
                                                                 ------------
                                                                       11,884
                                                                 ------------
TOTAL PREFERRED STOCKS
(cost $43,645)                                                         65,697
                                                                 ------------


                                                   NOTIONAL         MARKET
                                                    AMOUNT          VALUE
                                                      $               $
-----------------------------------------------------------------------------
OPTIONS PURCHASED - 0.2%
(Number of Contracts)
Brazil - 0.0%
Bovespa Index Futures
   Feb 2007 43,200.00 (BRL)
   Call (50)                                            1,017              43
   Feb 2007 44,162.84 (BRL)
   Call (270)                                           5,614             108
                                                                 ------------
                                                                          151
                                                                 ------------

South Korea - 0.2%
Kospi Index Futures
   Mar 2007 152.00 (KRW)
   Call (96)                                            7,749           1,877
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $1,961)                                                           2,028
                                                                 ------------


                                                  PRINCIPAL
                                                  AMOUNT ($)
                                                  OR SHARES
                                                 ------------
SHORT-TERM INVESTMENTS - 2.5%
United States - 2.5%
Russell Investment Company
   Money Market Fund                               29,903,000          29,903
United States Treasury Bills (c)(z)(sec.)
   4.969% due 03/15/07                                  2,200           2,188
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $32,091)                                                         32,091
                                                                 ------------

OTHER SECURITIES - 5.2%
Russell Investment Company
   Money Market Fund (X)                           16,403,466          16,403
State Street Securities Lending
   Quality Trust (X)                               50,013,030          50,013
                                                                 ------------

OTHER SECURITIES
(cost $66,416)                                                         66,416
                                                                 ------------

TOTAL INVESTMENTS - 104.7%
(identified cost $921,939)                                          1,330,055

OTHER ASSETS AND LIABILITIES,
NET - (4.7%)                                                          (59,729)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,270,326
                                                                 ============

               A portion of the portfolio has been fair valued as of period end. See accompanying notes which are an integral part of the schedules of investments.

                                                       Emerging Markets Fund  49

RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Hang Seng Index (Hong Kong)
   expiration date 02/07 (89)                               7,292                (64)
JSE-40 Index (South Africa)
   expiration date 03/07 (190)                              6,033                272
MSCI Taiwan Index
   expiration date 02/07 (230)                              7,215                (70)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        138
                                                                     ===============

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Brazil
Bovespa Index Futures
   Feb 2007 43,200.00 (BRL)
   Put (50)                                                 1,017                 (7)
   Feb 2007 44,162.84 (BRL)
   Put (270)                                                5,614                (38)

South Korea
Kospi 200 Index Futures
   Mar 2007 152.00 (KRW) Put (96)                           7,749               (598)
                                                                     ---------------

Total Liability for Options Written
   (premiums received $565)                                                     (643)
                                                                     ===============

A portion of the portfolio has been fair valued as of period end.
See accompanying notes which are an integral part of the schedules of investments.

 50  Emerging Markets Fund

RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             924   BRL            2,000    03/20/07                 10
USD           1,099   BRL            2,400    03/20/07                 22
USD           2,286   BRL            5,000    03/20/07                 51
USD           5,258   BRL           11,500    03/20/07                117
USD              72   GBP               37    02/01/07                 --
USD             348   GBP              178    02/01/07                  2
USD             124   GBP               63    02/02/07                 --
USD             349   GBP              178    02/02/07                 --
USD           1,232   HKD            9,621    02/05/07                 --
USD           1,827   HKD           14,270    02/05/07                 --
USD              73   HUF           14,436    02/01/07                  1
USD             207   HUF           40,473    02/02/07                 (1)
USD              84   IDR          758,479    02/05/07                 --
USD             434   KRW          400,000    03/20/07                 (9)
USD           1,066   KRW        1,000,000    03/20/07                 (2)
USD           3,589   KRW        3,300,000    03/20/07                (81)
USD           9,111   KRW        8,400,000    03/20/07               (181)
USD           1,119   MXN           12,352    02/01/07                  4
USD              19   THB              686    02/01/07                  1
USD              29   THB            1,044    02/02/07                  1
USD              20   THB              732    02/05/07                  1
USD              36   ZAR              258    03/20/07                 (1)
USD             576   ZAR            4,000    03/20/07                (25)
USD             687   ZAR            5,000    03/20/07                  2
USD             989   ZAR            7,000    03/20/07                (25)
USD           1,759   ZAR           12,500    03/20/07                (37)
USD           6,454   ZAR           45,742    03/20/07               (153)
BRL              38   USD               18    02/01/07                 --
BRL              51   USD               24    02/02/07                 --
BRL           4,293   USD            2,018    02/02/07                 (3)
BRL           1,000   USD              456    03/20/07                (11)
BRL           1,000   USD              457    03/20/07                (10)
BRL           2,000   USD              917    03/20/07                (18)
BRL           2,500   USD            1,163    03/20/07                 (5)
BRL           3,900   USD            1,784    03/20/07                (38)
HKD             156   USD               20    02/01/07                 --
HKD           1,670   USD              214    02/01/07                 --
HKD             990   USD              127    02/01/07                 --
HKD          17,879   USD            2,290    02/02/07                 --
IDR         426,578   USD               47    02/05/07                 --
IDR         460,720   USD               51    02/05/07                 --
KRW         500,000   USD              533    03/20/07                  1
KRW         500,000   USD              533    03/20/07                  2
KRW         500,000   USD              543    03/20/07                 11
KRW         500,000   USD              543    03/20/07                 14

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
KRW         800,000   USD              853    03/20/07                  2
KRW       1,000,000   USD            1,084    03/20/07                 21
KRW       1,000,000   USD            1,080    03/20/07                 17
KRW       2,100,000   USD            2,287    03/20/07                 54
MYR             142   USD               40    02/02/07                 --
MYR             124   USD               35    02/05/07                 --
THB              63   USD                2    02/01/07                 --
THB           2,452   USD               68    02/01/07                 (2)
THB             148   USD                4    02/02/07                 --
THB             550   USD               15    02/02/07                 --
THB          12,606   USD              351    02/02/07                (11)
THB             544   USD               15    02/05/07                 (1)
THB           1,406   USD               39    02/05/07                 (1)
TRY              38   USD               27    02/02/07                 --
ZAR             278   USD               38    02/07/07                 --
ZAR           1,300   USD              183    03/20/07                  4
ZAR           4,000   USD              559    03/20/07                  8
ZAR           4,000   USD              542    03/20/07                 (9)
ZAR           4,000   USD              571    03/20/07                 20
ZAR           4,200   USD              599    03/20/07                 20
ZAR           5,000   USD              691    03/20/07                  3
ZAR           7,000   USD              993    03/20/07                 29
ZAR           9,000   USD            1,262    03/20/07                 22
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                                (184)
                                                           ==============

               A portion of the portfolio has been fair valued as of period end. See accompanying notes which are an integral part of the schedules of investments.

                                                       Emerging Markets Fund  51

RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands

                                                     % OF           MARKET
                                                     NET            VALUE
            INDUSTRY DIVERSIFICATION                ASSETS            $
-----------------------------------------------------------------------------
Auto and Transportation                                   3.5          44,317
Consumer Discretionary                                    4.6          58,802
Consumer Staples                                          5.2          65,834
Financial Services                                       23.2         294,982
Health Care                                               1.3          16,717
Integrated Oils                                           7.7          97,602
Materials and Processing                                 18.4         232,785
Miscellaneous                                             1.9          23,985
Other Energy                                              3.8          47,781
Producer Durables                                         1.7          21,875
Technology                                               10.2         130,007
Utilities                                                15.3         194,833
Options Purchased                                         0.2           2,028
Short-Term Investments                                    2.5          32,091
Other Securities                                          5.2          66,416
                                                 ------------    ------------

Total Investments                                       104.7       1,330,055
Other Assets and Liabilities, Net                        (4.7)        (59,729)
                                                 ------------    ------------

Net Assets                                              100.0       1,270,326
                                                 ============    ============

                                                     % OF           MARKET
                                                     NET            VALUE
           GEOGRAPHIC DIVERSIFICATION               ASSETS            $
-----------------------------------------------------------------------------
Africa                                                    7.2          91,881
Asia                                                     46.3         588,602
Europe                                                   14.1         179,038
Latin America                                            22.2         281,640
Middle East                                               4.3          54,178
United Kingdom                                            1.7          22,244
Other Regions                                             3.7          46,056
Other Securities                                          5.2          66,416
                                                 ------------    ------------

Total Investments                                       104.7       1,330,055
Other Assets and Liabilities, Net                        (4.7)        (59,729)
                                                 ------------    ------------

Net Assets                                              100.0       1,270,326
                                                 ============    ============

A portion of the portfolio has been fair valued as of period end.
See accompanying notes which are an integral part of the schedules of investments.

 52  Emerging Markets Fund

RUSSELL INVESTMENT COMPANY
REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 97.7%
Apartments - 18.1%
Apartment Investment & Management Co. Class A
   (o)                                                414,025          25,930
Archstone-Smith Trust (o)                           1,874,584         118,492
AvalonBay Communities, Inc. (o)                       578,100          85,767
BRE Properties, Inc. Class A (o)(N)                   192,500          13,361
Camden Property Trust (o)                             357,800          28,052
Equity Residential (o)(N)                           1,393,700          78,437
Essex Property Trust, Inc. (o)(N)                     258,650          37,334
Home Properties, Inc. (o)                              69,600           4,475
Mid-America Apartment Communities, Inc. (o)           124,200           7,467
United Dominion Realty Trust, Inc. (o)(N)             471,900          15,474
                                                                 ------------
                                                                      414,789
                                                                 ------------

Diversified - 5.0%
Colonial Properties Trust (o)                         156,200           7,677
iStar Financial, Inc. (o)                             125,700           6,304
Spirit Finance Corp. (o)(N)                           277,600           3,476
Vornado Realty Trust (o)                              799,710          97,844
                                                                 ------------
                                                                      115,301
                                                                 ------------

Free Standing Retail - 0.2%
Realty Income Corp. (o)                               130,000           3,741
                                                                 ------------

Health Care - 6.2%
Health Care Property Investors, Inc. (o)              638,100          26,322
Health Care REIT, Inc. (o)(N)                         536,500          25,113
Healthcare Realty Trust, Inc. (o)(N)                  185,800           7,874
LTC Properties, Inc. (o)                              266,800           7,524
Nationwide Health Properties, Inc. (o)(N)           1,255,500          41,833
Omega Healthcare Investors, Inc. (o)                  288,900           5,238
Senior Housing Properties Trust (o)                   258,100           6,716
Ventas, Inc. (o)(N)                                   473,200          21,885
                                                                 ------------
                                                                      142,505
                                                                 ------------

Industrial - 6.8%
AMB Property Corp. (o)                                620,600          37,764
DCT Industrial Trust, Inc. (o)                        553,500           6,542
EastGroup Properties, Inc. (o)                         70,200           3,843
First Potomac Realty Trust (o)                        145,500           4,369
ProLogis (o)                                        1,608,500         104,553
                                                                 ------------
                                                                      157,071
                                                                 ------------

Lodging/Resorts - 8.5%
Ashford Hospitality Trust, Inc. (o)                   200,000           2,462
DiamondRock Hospitality Co. (o)                       719,150          13,556
FelCor Lodging Trust, Inc. (o)                        233,600           5,156

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Hilton Hotels Corp.                                   846,150          29,945
Hospitality Properties Trust (o)                       67,000           3,270
Host Hotels & Resorts, Inc. (o)(N)                  3,606,964          95,476
LaSalle Hotel Properties (o)                          200,270           9,535
Starwood Hotels & Resorts Worldwide, Inc. (o)         580,975          36,357
                                                                 ------------
                                                                      195,757
                                                                 ------------

Manufactured Homes - 0.5%
Equity Lifestyle Properties, Inc. (o)(N)              184,100          10,168
                                                                 ------------

Mixed Industrial/Office - 1.7%
Duke Realty Corp. (o)                                  56,800           2,506
Liberty Property Trust (o)                            554,700          28,700
PS Business Parks, Inc. (o)                           100,000           7,521
                                                                 ------------
                                                                       38,727
                                                                 ------------

Office - 17.0%
Alexandria Real Estate Equities, Inc. (o)(N)          203,700          22,073
American Financial Realty Trust (o)(N)                355,300           3,972
BioMed Realty Trust, Inc. (o)                         373,900          11,153
Boston Properties, Inc. (o)(N)                        883,050         111,344
Brandywine Realty Trust (o)(N)                        679,721          23,695
Brookfield Properties Corp.                           688,800          32,057
Corporate Office Properties Trust (o)(N)              122,000           6,500
Douglas Emmett, Inc. (o)                              140,100           3,833
Equity Office Properties Trust (o)                    584,350          32,461
Highwoods Properties, Inc. (o)                        271,200          11,851
HRPT Properties Trust (o)                             590,300           7,686
Kilroy Realty Corp. (o)                               229,300          19,912
Mack-Cali Realty Corp. (o)                            327,600          18,228
Maguire Properties, Inc. (o)                           76,600           3,328
Parkway Properties, Inc. (o)(N)                        81,650           4,479
SL Green Realty Corp. (o)                             531,700          77,937
                                                                 ------------
                                                                      390,509
                                                                 ------------

Regional Malls - 15.3%
CBL & Associates Properties, Inc. (o)                 114,500           5,373
General Growth Properties, Inc. (o)                   810,600          49,868
Macerich Co. (The) (o)                                730,700          69,804

                                                 Real Estate Securities Fund  53

RUSSELL INVESTMENT COMPANY
REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Simon Property Group, Inc. (o)                      1,671,900         191,249
Taubman Centers, Inc. (o)                             609,956          35,542
                                                                 ------------
                                                                      351,836
                                                                 ------------

Self Storage - 5.6%
Extra Space Storage, Inc. (o)(N)                      579,600          11,441
Public Storage, Inc. (o)                            1,022,100         111,164
Sovran Self Storage, Inc. (o)                          92,400           5,544
                                                                 ------------
                                                                      128,149
                                                                 ------------

Shopping Centers - 11.0%
Cedar Shopping Centers, Inc. (o)                      140,000           2,345
Developers Diversified Realty Corp. (o)(N)            825,500          55,408
Federal Realty Investors Trust (o)                    660,865          61,738
Kimco Realty Corp. (o)(N)                             665,800          33,024
Kite Realty Group Trust (o)                           129,900           2,533
Regency Centers Corp. (o)                             956,600          83,320
Tanger Factory Outlet Centrs (o)(N)                   197,400           8,014
Weingarten Realty Investors (o)(N)                    139,900           6,926
                                                                 ------------
                                                                      253,308
                                                                 ------------

Specialty - 1.8%
Digital Realty Trust, Inc. (o)(N)                     936,930          33,673
Plum Creek Timber Co., Inc. (o)                       200,000           8,050
                                                                 ------------
                                                                       41,723
                                                                 ------------

TOTAL COMMON STOCKS
(cost $1,267,556)                                                   2,243,584
                                                                 ------------

SHORT-TERM INVESTMENTS - 2.5%
Russell Investment Company
   Money Market Fund                               58,114,000          58,114
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $58,114)                                                         58,114
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

OTHER SECURITIES - 10.5%
Russell Investment Company
   Money Market Fund (X)                           59,722,833          59,723
State Street Securities Lending Quality Trust
   (X)                                            182,090,770         182,091
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $241,814)                                                       241,814
                                                                 ------------

TOTAL INVESTMENTS - 110.7%
(identified cost $1,567,484)                                        2,543,512

OTHER ASSETS AND LIABILITIES,
NET - (10.7%)                                                        (245,061)
                                                                 ------------

NET ASSETS - 100.0%                                                 2,298,451
                                                                 ============

See accompanying notes which are an integral part of the schedules of investments.

 54  Real Estate Securities Fund

RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 71.6%
Asset-Backed Securities - 21.6%
ACE Securities Corp. (E)
   Series 2006-HE4 Class A2A
   5.380% due 10/25/36                                  1,097           1,097
American Express Credit Account Master Trust (E)
   Series 2002-2 Class A
   5.430% due 11/16/09                                  1,000           1,000
AmeriCredit Automobile Receivables Trust
   Series 2005-AX Class A3
   3.630% due 01/06/10                                  1,010           1,005
   Series 2006-RM Class A1
   5.370% due 10/06/09                                  2,000           2,000
Argent Securities, Inc. (E)
   Series 2006-M2 Class A2A
   5.370% due 09/25/36                                    403             402
   Series 2006-W4 Class A2A
   5.410% due 05/25/36                                  2,113           2,113
Asset Backed Funding Certificates (E)
   Series 2006-HE1 Class A2A
   5.380% due 01/25/37                                    771             772
Asset Backed Securities Corp. Home Equity (E)
   Series 2002-HE1 Class M1
   6.970% due 03/15/32                                    985             985
Asset Backed Securities Corp. Home Equity Loan
   Trust (E)
   Series 2004-HE6 Class A1
   5.625% due 09/25/34                                    588             587
Banc of America Securities Auto Trust
   Series 2005-WF1 Class A4
   4.080% due 04/18/10                                  3,000           2,947
Bank One Issuance Trust
   Series 2004-B2 Class B2
   4.370% due 04/15/12                                  2,000           1,956
Bear Stearns Asset Backed Securities, Inc. (E)
   Series 2004-BO1 Class 1A1
   5.520% due 09/25/34                                    179             179
BMW Vehicle Owner Trust
   Series 2004-A Class A4
   3.320% due 02/25/09                                  4,950           4,904
Brazos Higher Education Authority, Inc.
   Series 2005-A Class A5
   4.910% due 12/01/40                                  3,250           3,229
Cabela's Master Credit Card Trust (p)
   Series 2006-3A Class A1
   5.260% due 10/15/14                                  2,000           1,991

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
California Infrastructure PG&E-1 Series 1997-1
   Class A8
   6.480% due 12/26/09                                  2,176           2,189
California Infrastructure SCE-1 Series 1997-1
   Class A7
   6.420% due 12/26/09                                  3,550           3,568
Capital Auto Receivables Asset Trust
   Series 2004-2 Class A2
   3.350% due 02/15/08                                  1,250           1,246
   Series 2005-1 Class A4
   4.050% due 07/15/09                                  3,175           3,155
   Series 2006-1 Class A3
   5.030% due 10/15/09                                  2,225           2,215
Capital One Auto Finance Trust
   Series 2005-BSS Class A3
   4.080% due 11/15/09                                  1,834           1,825
Capital One Master Trust
   Series 2002-2A Class A (E)
   5.450% due 01/15/10                                  2,000           2,000
   Series 2002-4A Class A
   4.900% due 03/15/10                                  1,000             999
Capital One Prime Auto Receivables Trust
   Series 2004-3 Class A4
   3.690% due 06/15/10                                  1,000             979
   Series 2004-3 Class B
   3.860% due 08/15/11                                  1,500           1,467
Carmax Auto Owner Trust
   Series 2004-2 Class A4
   3.460% due 09/15/11                                  2,500           2,447
   Series 2005-2 Class A4
   4.340% due 08/15/10                                  2,000           1,962
Caterpillar Financial Asset Trust
   Series 2006-A Class A3
   5.570% due 05/25/10                                  2,000           2,007
Centex Home Equity
   Series 2003-C Class AF4
   4.960% due 04/25/32                                    136             135
Chase Credit Card Master Trust (E)
   Series 2002-1 Class A
   5.420% due 06/15/09                                  2,900           2,900
Chase Manhattan Auto Owner Trust
   Series 2004-A Class A4
   2.830% due 09/15/10                                  1,682           1,652
   Series 2005-A Class A4
   3.980% due 04/15/11                                  1,000             975
   Series 2005-A Class CTFS
   4.040% due 04/15/11                                  1,000             987
   Series 2006-A Class A3
   5.340% due 07/15/10                                  3,770           3,770

                                                    Short Duration Bond Fund  55

RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
CIT Equipment Collateral
   Series 2004-VT1 Class A3
   2.200% due 03/20/08                                    128             128
   Series 2005-VT1 Class A3
   4.120% due 08/20/08                                    753             749
CIT Marine Trust
   Series 1999-A Class A4
   6.250% due 11/15/19                                    551             551
CIT Rv Trust
   Series 1998-A Class A5
   6.120% due 11/15/13                                    237             237
Citibank Credit Card Issuance Trust
   Series 2003-A3 Class A3
   3.100% due 03/10/10                                  1,000             976
   Series 2003-A4 Class A4 (E)
   5.435% due 03/20/09                                  5,000           5,000
   Series 2004-A4 Class A4
   3.200% due 08/24/09                                  3,700           3,656
   Series 2005-A7 Class A7
   4.750% due 10/22/12                                  3,725           3,674
Citigroup Mortgage Loan Trust, Inc. (E)
   Series 2006-WFH Class A1
   5.390% due 08/25/36                                    735             735
   Series 2006-WFH Class A1A
   5.420% due 01/25/36                                  1,918           1,918
Community Program Loan Trust
   Series 1987-A Class A4
   4.500% due 10/01/18                                  1,955           1,924
Countrywide Asset-Backed Certificates (E)
   Series 2001-BC3 Class A
   5.830% due 12/25/31                                    153             153
   Series 2006-15 Class A1
   5.460% due 10/25/46                                  1,044           1,044
   Series 2006-16 Class 2A1
   5.370% due 12/25/46                                    447             447
   Series 2006-17 Class 2A1
   5.370% due 03/25/47                                  1,013           1,013
   Series 2006-23 Class 2A1
   5.428% due 11/25/37                                  4,600           4,599
Credit-Based Asset Servicing and Securitization
   LLC (E)
   Series 2006-CB9 Class A1
   5.410% due 11/25/36                                    785             785
Daimler Chrysler Auto Trust
   Series 2005-A Class A3
   3.490% due 12/08/08                                  1,163           1,157
   Series 2005-A Class A4
   3.740% due 02/08/10                                  9,100           8,951
Discover Card Master Trust I
   Series 2002-2 Class B
   5.450% due 10/15/09                                  1,000             999

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
E-Trade RV and Marine Trust
   Series 2004-1 Class A3
   3.620% due 10/08/18                                  1,300           1,251
Equity One ABS, Inc.
   Series 2003-4 Class M1
   5.369% due 10/25/34                                  1,500           1,485
Fannie Mae Grantor Trust (E)
   Series 2002-T10 Class A1
   5.590% due 06/25/32                                  4,175           4,175
First Franklin Mortgage Loan Asset Backed
   Certificates (E)
   Series 2006-FF1 Class A3
   5.430% due 11/25/36                                  1,263           1,264
   Series 2007-FF1 Class A2A
   5.360% due 01/25/38                                  1,200           1,201
Ford Credit Auto Owner Trust
   Series 2005-A Class A3
   3.480% due 11/15/08                                  4,006           3,982
   Series 2005-B Class A4
   4.380% due 01/15/10                                  1,500           1,481
   Series 2005-B Class B
   4.640% due 04/15/10                                  1,250           1,237
   Series 2005-C Class B
   4.520% due 09/15/10                                  1,000             983
   Series 2006-A Class A3
   5.050% due 03/15/10                                    535             533
   Series 2006-B Class A3
   5.260% due 10/15/10                                    545             544
Franklin Auto Trust
   Series 2003-1 Class A4
   2.270% due 05/20/11                                    422             419
Fremont Home Loan Trust (E)
   Series 2006-E Class 2A1
   5.410% due 01/25/37                                    700             700
GE Capital Credit Card Master Note Trust
   Series 2005-3 Class A
   4.130% due 06/15/13                                  2,000           1,934
   Series 2006-1 Class A
   5.080% due 09/15/12                                  1,480           1,475
GE Commercial Equipment Financing LLC (E)
   Series 2004-1 Class B
   5.550% due 12/20/15                                    468             469
GE Corporate Aircraft Financing LLC (E)(p)
   Series 2004-1A Class B
   6.200% due 01/25/18                                    328             330

 56  Short Duration Bond Fund

RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
GE Dealer Floorplan Master Note Trust (E)
   Series 2004-2 Class B
   5.640% due 07/20/09                                  1,000           1,001
GE-WMC Mortgage Securities LLC (E)
   Series 2006-1 Class A2A
   5.360% due 08/25/36                                    426             426
GMAC Mortgage Corp. Loan Trust
   Series 2004-GH1 Class A2
   4.390% due 12/25/25                                  1,346           1,333
GS Auto Loan Trust
   Series 2006-1 Class A3
   5.370% due 12/15/10                                  1,300           1,300
GSAMP Trust (E)
   Series 2004-SEA Class A2A
   5.640% due 03/25/34                                    482             482
   Series 2007-FM1 Class A2A
   5.390% due 12/25/36                                    900             900
Harley-Davidson Motorcycle Trust
   Series 2002-2 Class A2
   3.090% due 06/15/10                                    977             972
   Series 2003-4 Class A2
   2.690% due 04/15/11                                  1,698           1,665
   Series 2006-3 Class A3
   5.240% due 01/15/12                                  4,850           4,844
Honda Auto Receivables Owner Trust
   Series 2003-3 Class A4
   2.770% due 11/21/08                                    917             916
   Series 2003-4 Class A4
   2.790% due 03/16/09                                    556             552
   Series 2003-5 Class A4
   2.960% due 04/20/09                                  1,711           1,694
   Series 2004-3 Class A4
   3.280% due 02/18/10                                  2,300           2,248
   Series 2005-2 Class A4
   4.150% due 10/15/10                                  1,850           1,820
   Series 2006-3 Class A3
   5.120% due 10/15/10                                  1,250           1,245
Household Automotive Trust
   Series 2005-3 Class A2
   4.700% due 01/20/09                                    603             603
Household Private Label Credit Card Master Note
   Trust I (E)
   Series 2002-2 Class A
   5.490% due 01/18/11                                  5,000           5,001
HSI Asset Securitization Corp. Trust (E)
   Series 2006-HE2 Class 2A1
   5.370% due 12/25/36                                    493             493
Hyundai Auto Receivables Trust
   Series 2004-A Class A3
   2.970% due 05/15/09                                    423             419

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-A Class A3
   3.980% due 11/16/09                                  1,500           1,484
Illinois Power Special Purpose Trust
   Series 1998-1 Class A6
   5.540% due 06/25/09                                    913             913
Indymac Residential Asset Backed Trust (E)
   Series 2006-E Class 2A1
   5.380% due 04/25/37                                    583             584
JP Morgan Mortgage Acquisition Corp. (E)
   Series 2006-WMC Class A2
   5.370% due 08/25/36                                    523             522
Lehman XS Trust (E)
   Series 2006-9 Class A1A
   5.420% due 05/25/46                                    430             430
Long Beach Auto Receivables Trust
   Series 2005-B Class A3
   4.406% due 05/15/10                                  1,500           1,490
Long Beach Mortgage Loan Trust (E)
   Series 2004-4 Class 1A1
   5.650% due 10/25/34                                    203             203
Marlin Leasing Receivables LLC (p)
   Series 2005-1A Class A3
   4.630% due 11/17/08                                  1,650           1,639
Mastr Asset Backed Securities Trust (E)
   Series 2006-HE5 Class A1
   5.410% due 11/25/36                                    900             901
MBNA Master Credit Card Trust (E)
   Series 2000-D Class A
   5.520% due 09/15/09                                  3,460           3,461
Merrill Auto Trust Securitization
   Series 2005-1 Class A3
   4.100% due 08/25/09                                  3,000           2,979
Merrill Lynch Mortgage Investors, Inc. (E)
   Series 2006-RM5 Class A2A
   5.570% due 10/25/37                                  1,738           1,738
Nelnet Education Loan Funding, Inc.
   Series 2001-A Class A1
   5.760% due 07/01/12                                  1,392           1,397
Nelnet Student Loan Trust (E)
   Series 2006-3 Class A1
   5.338% due 09/25/12                                    600             600
Nissan Auto Lease Trust
   Series 2005-A Class A3
   4.700% due 10/15/08                                  2,899           2,889

                                                    Short Duration Bond Fund  57

RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust
   Series 2004-A Class A4
   2.760% due 07/15/09                                  3,481           3,423
   Series 2005-A Class A3
   3.540% due 10/15/08                                    916             911
   Series 2005-B Class A3
   3.990% due 07/15/09                                  1,653           1,640
Nomura Home Equity Loan, Inc.
   Series 2006-AF1 Class A1
   6.032% due 10/25/36                                  1,826           1,824
Onyx Acceptance Grantor Trust
   Series 2005-A Class A4
   3.910% due 09/15/11                                  2,000           1,963
Option One Mortgage Loan Trust (E)
   Series 2007-1 Class 2A1
   5.370% due 01/25/37                                    900             900
Park Place Securities, Inc. (E)
   Series 2004-MCW Class A1
   5.632% due 10/25/34                                  2,588           2,590
PBG Equipment Trust (p)
   Series 1998-1A Class A
   6.270% due 01/20/12                                    307             307
Peco Energy Transition Trust
   Series 1999-A Class A6
   6.050% due 03/01/09                                  4,277           4,279
   Series 2001-A Class A1
   6.520% due 12/31/10                                  1,248           1,295
PG&E Energy Recovery Funding LLC
   Series 2005-1 Class A2
   3.870% due 06/25/11                                  2,486           2,443
   Series 2005-2 Class A1
   4.850% due 06/25/11                                    969             963
Popular ABS Mortgage Pass-Through Trust
   Series 2005-3 Class AF3
   4.437% due 07/25/35                                  2,000           1,967
Providian Gateway Master Trust (p)
   Series 2004-FA Class A
   3.650% due 11/15/11                                  1,200           1,184
Public Service New Hampshire Funding LLC
   Series 2001-1 Class A2
   5.730% due 11/01/10                                    803             806
Railcar Leasing LLC (p)
   Series 1997-1 Class A2
   7.125% due 01/15/13                                    920             953
Residential Asset Mortgage Products, Inc. (E)
   Series 2006-RZ4 Class A1A
   5.430% due 10/25/36                                  1,135           1,135
Residential Asset Securities Corp. (E)
   Series 2006-KS6 Class A1
   5.360% due 08/25/36                                    592             592

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2006-KS9 Class AI1
   5.420% due 11/25/36                                  1,055           1,055
Saxon Asset Securities Trust (E)
   Series 2006-3 Class A1
   5.380% due 11/25/36                                    546             546
SBI Heloc Trust (E)(p)
   Series 2006-1A Class 1A2A
   5.490% due 08/25/36                                    642             642
Securitized Asset Backed Receivables LLC Trust
   (E)
   Series 2007-HE1 Class A2A
   5.380% due 12/25/36                                  1,200           1,199
SLM Student Loan Trust
   Series 2003-4 Class A5B (p)
   3.390% due 03/15/33                                  3,000           2,893
   Series 2006-10 Class A1 (E)
   5.345% due 07/25/13                                  3,900           3,899
Soundview Home Equity Loan Trust (E)
   Series 2006-EQ1 Class A1
   5.400% due 10/25/36                                    904             904
   Series 2006-EQ2 Class A1
   1.704% due 01/25/37                                  3,900           3,900
Structured Asset Securities Corp. (E)
   Series 2005-WF3 Class A1
   5.450% due 07/25/35                                    322             322
   Series 2006-BC3 Class A2
   5.370% due 10/25/36                                  1,113           1,114
Susquehanna Auto Lease Trust (p)
   Series 2005-1 Class A3
   4.430% due 06/16/08                                  4,000           3,975
   Series 2005-1 Class B
   4.710% due 07/14/08                                  1,700           1,686
   Series 2006-1 Class A3
   5.210% due 03/16/09                                  1,000             998
Toyota Auto Receivables Owner Trust
   Series 2003-B Class A4
   2.790% due 01/15/10                                  2,980           2,977
Triad Auto Receivables Owner Trust
   Series 2006-A Class A3
   4.770% due 01/12/11                                  2,000           1,987
USAA Auto Owner Trust
   Series 2004-2 Class A3
   3.030% due 06/16/08                                    487             486
   Series 2004-2 Class A4
   3.580% due 02/15/11                                  1,700           1,679
   Series 2005-2 Class A4
   4.170% due 02/15/11                                  4,000           3,923

 58  Short Duration Bond Fund

RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2006-4 Class A2
   5.160% due 11/16/09                                  4,000           3,992
Wachovia Auto Owner Trust
   Series 2004-A Class A3
   3.190% due 06/20/08                                    292             291
   Series 2004-A Class A4
   3.660% due 07/20/10                                  7,500           7,429
   Series 2004-B Class A3
   2.910% due 04/20/09                                  1,743           1,726
Wells Fargo Financial Auto Owner Trust
   Series 2004-A Class A4
   2.670% due 08/16/10                                  1,615           1,595
Wells Fargo Home Equity Trust (E)
   Series 2005-4 Class AI1 (p)
   5.470% due 12/25/35                                  1,082           1,082
   Series 2006-3 Class A1
   5.380% due 01/25/37                                    600             600
Whole Auto Loan Trust
   Series 2003-1 Class B
   2.240% due 03/15/10                                     11              11
World Omni Auto Receivables Trust
   Series 2006-A Class A2
   5.050% due 10/15/08                                  1,565           1,564
                                                                 ------------
                                                                      254,598
                                                                 ------------

Certificate of Deposits - 1.0%
Bank of Ireland
   5.400% due 01/15/10                                  2,700           2,699
Fortis Bank
   5.265% due 04/28/08                                  1,700           1,700
Nordea Bank Finland PLC
   5.308% due 05/28/08                                    600             599
Royal Bank of Canada
   5.420% due 06/30/08                                  1,600           1,599
Royal Bank of Scotland
   5.290% due 07/03/08                                  2,400           2,399
Societe Generale
   5.271% due 06/30/08                                  2,700           2,705
                                                                 ------------
                                                                       11,701
                                                                 ------------

Corporate Bonds and Notes - 20.2%
Abbott Laboratories (N)
   3.500% due 02/17/09                                  2,000           1,935
Allstate Financial Global Funding (p)
   2.500% due 06/20/08                                  4,080           3,922
Altria Group, Inc. (N)
   7.650% due 07/01/08                                  1,500           1,541
American Express Bank (E)
   Series BKNT
   5.410% due 10/20/09                                    800             800

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
American Express Centurion Bank
   Series bknt (E)
   5.320% due 05/07/08                                    700             700
   Series BKNT
   4.375% due 07/30/09                                  3,665           3,595
American Express Credit Corp. (E)
   5.380% due 11/09/09                                  1,200           1,200
American Honda Finance Corp. (E)(p)
   5.413% due 03/09/09                                  1,300           1,302
American International Group, Inc.
   4.700% due 10/01/10                                  2,695           2,641
Ameritech Capital Funding Corp.
   6.250% due 05/18/09                                  2,000           2,016
Anadarko Petroleum Corp. (E)
   5.760% due 09/15/09                                  1,200           1,203
Associates Corp. of North America
   6.250% due 11/01/08 (N)                              3,274           3,323
   8.550% due 07/15/09                                    750             805
AT&T, Inc. (E)
   5.464% due 05/15/08                                  2,600           2,602
Bank of America Corp.
   6.375% due 02/15/08                                  8,652           8,714
   5.375% due 06/19/09 (E)                              3,800           3,802
Bank One Corp.
   2.625% due 06/30/08                                  5,675           5,469
BankAmerica Corp.
   7.125% due 03/01/09                                  1,500           1,549
Bear Stearns Cos., Inc. (The)
   2.875% due 07/02/08                                  4,700           4,546
   5.465% due 08/21/09 (E)                              2,300           2,302
   5.350% due 02/01/12                                  2,000           1,995
   Series MTNB (E)
   5.454% due 03/30/09                                    900             901
BellSouth Corp. (E)
   5.474% due 08/15/08                                  1,300           1,301
Calyon NY (E)
   Series YCD
   5.340% due 01/16/09                                  1,200           1,200
Caterpillar, Inc.
   7.250% due 09/15/09                                  3,150           3,292
CIT Group, Inc.
   5.000% due 11/24/08                                  7,050           7,008
   4.250% due 02/01/10                                  2,325           2,251
Citigroup Global Markets Holdings, Inc. (E)
   Series MTNM
   5.390% due 03/07/08                                  1,600           1,601

                                                    Short Duration Bond Fund  59

RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Citigroup, Inc.
   5.416% due 01/30/09 (E)                              2,200           2,201
   6.200% due 03/15/09 (N)                              5,700           5,802
   5.393% due 12/28/09 (E)                              2,100           2,100
   4.625% due 08/03/10                                  1,500           1,469
Consolidated Edison Co. of New York, Inc. (N)
   Series B
   7.150% due 12/01/09                                  2,000           2,091
Credit Suisse First Boston USA, Inc. (E)
   5.483% due 12/09/08                                  3,500           3,506
DaimlerChrysler North America Holding Corp. (E)
   5.820% due 08/03/09                                    800             802
Deutsche Bank Financial, Inc.
   7.500% due 04/25/09                                  3,300           3,437
Exelon Generation Co. LLC
   6.950% due 06/15/11                                  3,650           3,838
FleetBoston Financial Corp.
   6.375% due 05/15/08                                  4,185           4,231
General Electric Capital Corp.
   4.000% due 06/15/09 (N)                              1,650           1,605
   5.430% due 01/20/10 (E)                              1,300           1,302
   4.875% due 10/21/10                                 10,050           9,926
   5.474% due 10/21/10 (E)                              2,000           2,003
   Series mtn (E)
   5.390% due 10/26/09                                  1,400           1,400
General Electric Co. (E)
   5.393% due 12/09/08                                  1,000           1,001
GMAC LLC (N)
   6.000% due 12/15/11                                    100              99
Goldman Sachs Group, Inc.
   7.350% due 10/01/09                                  1,000           1,050
   5.760% due 10/07/11 (E)(N)                           3,000           3,032
   Series MTNB (E)
   5.690% due 07/23/09                                  2,000           2,013
Hertz Vehicle Financing LLC (p)
   Series 2005-2A Class A2
   4.930% due 02/25/10                                  2,500           2,479
HSBC Bank USA NA (E)(N)
   Series BKNT
   5.493% due 06/10/09                                    300             301
HSBC Finance Corp.
   6.500% due 11/15/08                                 10,130          10,327
   5.506% due 12/05/08 (E)                                300             301
John Deere Capital Corp. (E)
   5.424% due 04/15/08                                    700             701
   5.424% due 07/15/08                                    800             800
Lehman Brothers Holdings, Inc.
   5.400% due 11/24/08 (E)                              2,400           2,401
   5.475% due 08/21/09 (E)(N)                           1,000           1,001
   7.875% due 08/15/10                                  1,000           1,074

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series MTNG
   3.950% due 11/10/09                                  2,800           2,703
   5.624% due 11/10/09 (E)                                400             402
Lehman Brothers, Inc. (N)
   6.625% due 02/15/08                                  1,500           1,513
Merrill Lynch & Co., Inc.
   4.831% due 10/27/08                                  3,925           3,894
   5.577% due 07/25/11 (E)                              1,100           1,103
   Series MTN (E)
   5.464% due 08/14/09                                    800             800
   Series MTNB (E)
   5.466% due 01/30/09                                  1,100           1,101
   Series MTNC
   5.430% due 06/16/08 (E)                                200             200
   5.489% due 08/22/08 (E)                                600             601
   4.125% due 01/15/09                                  1,000             978
Metropolitan Life Global Funding I (p)
   5.750% due 07/25/11                                  4,000           4,057
Morgan Stanley
   3.625% due 04/01/08                                  3,000           2,938
   5.390% due 11/21/08 (E)                                600             600
   3.875% due 01/15/09                                  2,000           1,949
   Series GMTN (E)
   5.485% due 02/09/09                                    700             701
   Series MTN (E)
   5.450% due 01/15/10                                  1,600           1,600
National City Bank
   Series BKNT
   4.250% due 01/29/10                                  3,375           3,259
Northern States Power Co.
   6.875% due 08/01/09                                  3,000           3,096
Ohio Edison Co.
   4.000% due 05/01/08                                  3,685           3,617
Principal Life Global Funding I (p)
   3.625% due 04/30/08                                  1,250           1,219
   2.800% due 06/26/08                                  5,600           5,399
Prudential Financial, Inc.
   3.750% due 05/01/08                                  1,475           1,438
SBC Communications, Inc.
   4.125% due 09/15/09                                  5,330           5,171
SLM Corp.
   3.625% due 03/17/08                                  7,200           7,059
Unicredito Italiano NY (E)
   Series YCD
   5.370% due 05/29/08                                    800             798

 60  Short Duration Bond Fund

RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
US Bank NA
   Series BKNT
   4.125% due 03/17/08                                  1,600           1,573
Wachovia Bank NA
   Series BKNT
   4.375% due 08/15/08                                  2,250           2,217
   Series DPNT (E)
   5.406% due 03/23/09                                    500             500
Wachovia Corp.
   5.625% due 12/15/08                                  8,200           8,247
   5.506% due 10/15/11 (E)                              3,400           3,404
Wal-Mart Stores, Inc. (E)
   5.265% due 06/16/08                                  1,700           1,698
Wells Fargo & Co.
   4.125% due 03/10/08 (N)                                820             809
   6.250% due 04/15/08                                  8,337           8,411
   5.460% due 09/15/09 (E)                              2,900           2,905
   4.200% due 01/15/10                                  1,600           1,555
   5.426% due 03/23/10 (E)                              3,000           3,002
Westpac Banking Corp. (E)
   Series DPNT
   5.280% due 06/06/08                                    500             500
Xcel Energy, Inc.
   3.400% due 07/01/08                                    925             898
                                                                 ------------
                                                                      237,724
                                                                 ------------

International Debt - 4.4%
ANZ National International, Ltd. (E)(p)
   5.415% due 08/07/09                                  2,600           2,598
Arran Residential Mortgages Funding PLC (E)(A)
   Series 2006-1A Class A1B
   5.340% due 04/12/36                                    733             733
Bank of Ireland (E)
   5.375% due 12/19/08                                  1,200           1,200
Diageo Capital PLC (E)
   5.546% due 11/10/08                                  1,400           1,401
DNB Nor Bank ASA (E)(p)
   5.430% due 10/13/09                                    700             700
Eksportfinans A/S (N)
   4.750% due 12/15/08                                  7,800           7,744
HBOS Treasury Services PLC (p)
   3.750% due 09/30/08                                  1,000             973
ICICI Bank, Ltd. (E)(A)
   5.900% due 01/12/10                                  1,100           1,103
Inter-American Development Bank
   Series GMTN
   5.250% due 06/16/08                                  2,500           2,504
Interstar Millennium Trust (E)
   Series 2004-2G Class A
   5.560% due 03/14/36                                  1,316           1,318

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Kreditanstalt fuer Wiederaufbau
   5.250% due 05/19/09 (N)                              6,080           6,089
   4.875% due 10/19/09                                  2,765           2,747
National Australia Bank, Ltd. (E)(p)
   5.393% due 09/11/09                                    800             800
Royal Bank of Scotland PLC (E)(p)
   5.424% due 07/21/08                                  1,500           1,501
Santander US Debt SA Unipersonal (E)(p)
   5.376% due 11/20/08                                  1,500           1,500
Siemens Financieringsmaatschappij NV (E)(p)
   5.424% due 08/14/09                                  3,700           3,700
Svensk Exportkredit AB (N)
   4.625% due 02/17/09                                 10,305          10,171
Transocean, Inc. (E)
   5.591% due 09/05/08                                    800             801
Unicredit Luxembourg Finance SA (E)(p)
   5.410% due 10/24/08                                  3,900           3,900
VTB Capital SA (E)(p)
   5.970% due 08/01/08                                    700             701
                                                                 ------------
                                                                       52,184
                                                                 ------------

Mortgage-Backed Securities - 18.9%
American Home Mortgage Investment Trust (E)
   Series 2004-3 Class 5A
   4.290% due 10/25/34                                  1,819           1,782
   Series 2004-4 Class 4A
   4.390% due 02/25/45                                    588             578
Banc of America Commercial Mortgage, Inc.
   Series 2004-2 Class A1
   2.764% due 11/10/38                                  1,071           1,044
Banc of America Funding Corp.
   Series 2005-D Class A1 (E)
   4.114% due 05/25/35                                  8,650           8,439
   Series 2006-2 Class 2A18
   5.750% due 03/25/36                                  3,264           3,269
Banc of America Mortgage Securities, Inc.
   Series 2004-2 Class 2A1
   5.250% due 03/25/34                                  1,006             998
   Series 2004-2 Class 5A1
   6.500% due 10/25/31                                    265             268

                                                    Short Duration Bond Fund  61

RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Bear Stearns Adjustable Rate Mortgage Trust
   Series 2003-1 Class 5A1
   5.450% due 04/25/33                                    475             469
   Series 2003-8 Class 2A1 (E)
   4.782% due 01/25/34                                    411             405
Bear Stearns Alt-A Trust
   Series 2005-4 Class 23A1
   5.390% due 05/25/35                                  1,136           1,134
Bear Stearns Asset Backed Securities, Inc.
   Series 2003-AC3 Class A1
   4.000% due 07/25/33                                    424             414
Bear Stearns Commercial Mortgage Securities
   Series 1998-C1 Class A1
   6.340% due 06/16/30                                    165             165
   Series 1999-C1 Class A2
   6.020% due 02/14/31                                  2,000           2,015
   Series 2001-TOP Class A1
   5.060% due 11/15/16                                    407             404
   Series 2003-PWR Class A1
   3.432% due 05/11/39                                    596             575
   Series 2003-T10 Class A1
   4.000% due 03/13/40                                  1,330           1,283
   Series 2003-T12 Class A1
   2.960% due 08/13/39                                    732             713
Bear Stearns Mortgage Funding Trust (E)
   Series 2007-AR1 Class 2A1
   5.390% due 06/26/36                                  1,400           1,400
Citigroup Commercial Mortgage Trust (E)(p)
   Series 2006-FL2 Class A1
   5.390% due 11/15/36                                    996             996
Commercial Mortgage Pass Through Certificates
   Series 1999-1 Class A2
   6.455% due 05/15/32                                    873             882
   Series 2004-LB2 Class A2
   3.600% due 03/10/39                                  1,000             967
Countrywide Alternative Loan Trust
   Series 2003-6T2 Class A1
   6.500% due 06/25/33                                    100             100
   Series 2003-J2 Class A1
   6.000% due 10/25/33                                    418             412
   Series 2004-12C Class 1A1
   5.000% due 07/25/19                                  2,521           2,462
   Series 2005-34C Class 1A6
   5.500% due 09/25/35                                  3,268           3,262
   Series 2005-73C Class 1A8
   5.500% due 01/25/36                                  3,061           3,042
   Series 2006-OA1 Class A1 (E)
   5.500% due 02/20/47                                    790             789

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Countrywide Home Loan Mortgage Pass Through
   Trust (E)
   Series 2005-HYB Class 5A1
   5.250% due 02/20/36                                  1,106           1,098
Credit Suisse First Boston Mortgage Securities
   Corp.
   Series 2003-C4 Class A2
   3.908% due 08/15/36                                  1,000             978
   Series 2003-CK2 Class A1
   3.006% due 03/15/36                                    626             613
   Series 2004-C1 Class A1
   2.254% due 01/15/37                                    678             668
   Series 2005-C5 Class A1
   5.046% due 08/15/38                                  3,229           3,200
Deutsche ALT-A Securities, Inc. Alternate Loan
   Trust (E)
   Series 2007-AR1 Class A3B
   5.390% due 01/25/47                                    800             800
Fannie Mae
   6.000% due 2008                                         47              47
   5.500% due 2009                                      1,240           1,240
   6.000% due 2010                                        111             111
   6.500% due 2010                                        102             104
   6.000% due 2011                                        136             137
   6.500% due 2011                                         79              80
   4.500% due 2013                                      2,200           2,149
   5.000% due 2013                                      2,215           2,189
   5.500% due 2013                                        280             280
   6.000% due 2013                                        328             332
   6.000% due 2014                                      1,653           1,672
   5.500% due 2016                                      1,031           1,028
   5.000% due 2017                                         87              85
   5.500% due 2017                                      1,639           1,638
   6.000% due 2017                                        175             177
   5.000% due 2018                                      3,719           3,648
   5.000% due 2019                                        463             453
   5.000% due 2020                                        313             306
   5.000% due 2021                                        976             955
   5.500% due 2022                                      1,180           1,169
   5.500% due 2033                                         74              73
   6.000% due 2033                                         27              27
   5.500% due 2034                                      9,121           9,003
   4.662% due 2035 (E)                                    485             481
   4.664% due 2035 (E)                                  3,749           3,702
   4.908% due 2035 (E)                                 31,103          30,811
   5.500% due 2035                                     19,233          18,927

 62  Short Duration Bond Fund

RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   6.077% due 2041 (E)                                    917             928
   6.027% due 2042 (E)                                    669             676
Fannie Mae REMICS
   Series 2003-129 Class PQ
   4.500% due 07/25/33                                    149             148
   Series 2003-16 Class BH
   5.000% due 03/25/17                                  2,359           2,330
   Series 2003-24 Class PU
   3.500% due 11/25/15                                    230             222
   Series 2003-46 Class PQ
   3.000% due 06/25/19                                    651             648
   Series 2003-62 Class OD
   3.500% due 04/25/26                                  1,250           1,203
   Series 2003-63 Class GU
   4.000% due 07/25/33                                  1,447           1,422
   Series 2003-67 Class TA
   3.000% due 08/25/17                                  3,130           2,923
   Series 2003-75 Class NB
   3.250% due 08/25/18                                    529             505
   Series 2004-17 Class HA
   3.000% due 01/25/19                                  1,877           1,725
   Series 2004-21 Class QA
   4.000% due 11/25/17                                    811             806
Federal Home Loan Bank System
   Series 2004- Class 1
   3.920% due 09/25/09                                  1,390           1,350
   Series 2005-058 Class H
   4.750% due 10/25/10                                  3,303           3,267
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities (E)
   Series 2005-63 Class 1A1
   5.958% due 02/25/45                                  1,168           1,166
Freddie Mac
   6.000% due 2009                                         41              41
   6.000% due 2010                                         78              78
   8.000% due 2010                                         11              12
   6.000% due 2011                                        149             150
   6.000% due 2032                                        381             384
   6.000% due 2033                                        665             669
   4.919% due 2035 (E)                                    864             857
Freddie Mac Gold
   5.500% due 2008                                         58              57
   6.500% due 2008                                         42              42
   5.500% due 2009                                        139             139
   6.000% due 2009                                         43              44
   6.500% due 2009                                        201             203
   6.000% due 2011                                        219             221
   6.000% due 2013                                        105             106
   5.500% due 2014                                        458             456
   6.000% due 2014                                        111             112
   6.000% due 2016                                        468             476
   5.500% due 2017                                        809             806
   5.000% due 2018                                        506             496

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   6.000% due 2028                                        113             113
   5.500% due 2029                                        793             785
   6.000% due 2029                                        233             234
   6.000% due 2031                                        309             312
Freddie Mac REMICS
   Series 1993-164 Class PD
   4.500% due 09/15/08                                     18              18
   Series 2002-241 Class PE
   6.000% due 10/15/21                                  3,227           3,258
   Series 2003-255 Class PB
   5.500% due 08/15/30                                     19              19
   Series 2003-258 Class NS
   3.250% due 09/15/15                                  1,116           1,076
   Series 2003-261 Class JA
   3.760% due 03/15/29                                  1,182           1,132
   Series 2003-262 Class KP
   2.870% due 12/15/16                                  2,591           2,435
   Series 2003-263 Class CD
   4.000% due 10/15/26                                  1,500           1,454
   Series 2003-268 Class MX
   4.000% due 07/15/16                                  1,946           1,882
   Series 2004-276 Class EA
   4.500% due 04/15/13                                    943             935
   Series 2004-276 Class NL
   3.250% due 03/15/14                                  3,202           3,076
   Series 2004-282 Class EA
   4.500% due 11/15/15                                  2,627           2,586
   Series 2004-285 Class BA
   4.500% due 02/15/20                                  1,256           1,231
   Series 2005-305 Class AP
   5.500% due 01/15/27                                  2,292           2,292
   Series 2006-314 Class LF (E)
   5.620% due 05/15/36                                    600             601
GE Capital Commercial Mortgage Corp.
   Series 2001-3 Class A1
   5.560% due 06/10/38                                    806             808
   Series 2004-C3 Class A1
   3.752% due 07/10/39                                  1,775           1,736
   Series 2005-C1 Class A1
   4.012% due 06/10/48                                  1,131           1,109
Ginnie Mae I
   6.000% due 12/15/08                                     45              45
   9.500% due 12/15/17                                      1               1
Ginnie Mae II (E)
   5.750% due 07/20/27                                    100             101
   5.000% due 02/20/32                                    180             181

                                                    Short Duration Bond Fund  63

RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Government National Mortgage Association
   Series 2004-78 Class A
   3.590% due 11/16/17                                  2,520           2,448
Greenpoint Mortgage Funding Trust (E)
   Series 2006-AR6 Class A1A
   5.430% due 10/25/46                                    993             994
   Series 2006-AR8 Class 1A1A
   5.430% due 01/25/47                                    800             800
GSR Mortgage Loan Trust
   Series 2004-7 Class 1A1
   3.393% due 06/25/34                                  1,432           1,429
Harborview Mortgage Loan Trust (E)
   Series 2006-12 Class 2A11
   5.440% due 12/19/36                                  1,874           1,873
Impac CMB Trust (E)
   Series 2004-2 Class A2
   5.850% due 04/25/34                                    194             194
Indymac Index Mortgage Loan Trust (E)
   Series 2006-AR1 Class 1A1A
   5.440% due 11/25/46                                    747             747
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2002-C2 Class A1
   4.326% due 12/12/34                                    710             691
   Series 2005-LDP Class A1
   4.655% due 08/15/42                                  1,477           1,456
   4.613% due 10/15/42                                  1,722           1,700
   Series 2005-LDP Class A2
   4.790% due 10/15/42                                  2,150           2,106
LB-UBS Commercial Mortgage Trust
   Series 2003-C1 Class A1
   2.720% due 03/15/27                                    955             935
   Series 2003-C3 Class A1
   2.599% due 05/15/27                                  1,493           1,454
Lehman Brothers Floating Rate Commercial
   Mortgage Trust (E)(p)
   Series 2006-LLF Class A1
   5.400% due 09/15/21                                    639             639
Mellon Residential Funding Corp. (E)
   Series 2000-TBC Class A1
   5.560% due 06/15/30                                  1,056           1,056
Merrill Lynch Mortgage Trust
   Series 2006-C1 Class A1
   5.528% due 05/12/39                                  2,482           2,485
Morgan Stanley Capital I
   Series 2003-T11 Class A1
   3.260% due 06/13/41                                  1,151           1,125
   Series 2004-T13 Class A1
   2.850% due 09/13/45                                    484             471
   Series 2005-HQ6 Class A1
   4.646% due 08/13/42                                  1,685           1,657

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Morgan Stanley Dean Witter Capital I
   Series 2002-HQ Class A2
   6.090% due 04/15/34                                    113             113
Prime Mortgage Trust (E)
   Series 2004-CL1 Class 1A2
   5.720% due 02/25/34                                    201             201
   Series 2004-CL1 Class 2A2
   5.720% due 02/25/19                                     47              47
Residential Accredit Loans, Inc.
   Series 2003-QS1 Class A1
   5.000% due 09/25/18                                  3,239           3,150
Salomon Brothers Mortgage Securities VII, Inc.
   Series 2003-UP2 Class A1
   4.000% due 12/25/18                                    863             816
Structured Asset Mortgage Investments, Inc. (E)
   Series 2002-AR3 Class A1
   5.680% due 09/19/32                                     49              50
Structured Asset Securities Corp. (E)
   Series 2001-21A Class 1A1
   7.213% due 01/25/32                                     48              48
Thornburg Mortgage Securities Trust (E)
   Series 2006-6 Class A1
   5.430% due 12/25/36                                    793             792
Vendee Mortgage Trust
   Series 2001-3 Class J
   6.500% due 05/15/08                                    229             229
Wachovia Auto Owner Trust
   Series 2005-B Class A4
   4.840% due 04/20/11                                  1,250           1,239
Wachovia Bank Commercial Mortgage Trust
   Series 2002-C2 Class A2
   4.043% due 11/15/34                                  1,771           1,718
   Series 2003-C4 Class A1
   3.003% due 04/15/35                                  1,097           1,073
   Series 2006-WL7 Class A1 (E)(p)
   5.410% due 09/15/21                                  3,023           3,023
Washington Mutual, Inc.
   Series 2002-AR1 Class A6
   4.816% due 10/25/32                                    484             482
   Series 2002-AR6 Class A (E)
   6.227% due 06/25/42                                    365             365
   Series 2002-AR9 Class 1A (E)
   6.158% due 08/25/42                                    736             736

 64  Short Duration Bond Fund

RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2004-AR1 Class A2A (E)
   5.745% due 11/25/34                                  1,457           1,463
   Series 2005-AR1 Class A1A1 (E)
   5.640% due 10/25/45                                    320             321
   Series 2006-AR1 Class 2A (E)
   5.846% due 09/25/46                                    792             792
Wells Fargo Mortgage Backed Securities Trust
   Series 2005-9 Class 1A1
   4.750% due 10/25/35                                  2,593           2,548
   Series 2006-AR2 Class 2A1
   4.950% due 03/25/36                                  1,184           1,166
                                                                 ------------
                                                                      223,168
                                                                 ------------

Non-US Bonds - 0.0%
Landwirtschaftliche Rentenbank
   0.650% due 09/30/08                             JPY 60,000             497
                                                                 ------------

United States Government Agencies - 0.4%
Federal Home Loan Bank System
   3.750% due 08/18/09                                  1,500           1,454
   Series DE08
   5.925% due 04/09/08                                  1,600           1,612
   Series HK10
   Zero coupon due 04/27/10                               531             502
Freddie Mac
   5.810% due 04/04/08                                  1,000           1,006
                                                                 ------------
                                                                        4,574
                                                                 ------------

United States Government Treasuries - 5.1%
United States Treasury Notes
   3.875% due 05/15/09                                  9,500           9,291
   4.250% due 11/15/14                                 52,866          50,923
                                                                 ------------
                                                                       60,214
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $852,705)                                                       844,660

PREFERRED STOCKS - 0.2%
Financial Services - 0.2%
DG Funding Trust (E)(A)                                   219           2,307
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $2,307)                                                           2,307
                                                                 ------------

                                                   NOTIONAL         MARKET
                                                    AMOUNT          VALUE
                                                     ($)              $
OPTIONS PURCHASED - 0.1%
(Number of Contracts)
Eurodollar Futures
   Mar 2007 92.00 Put (292)                            67,160               2
   Jun 2007 91.00 Put (201)                            45,728               1
   Jun 2007 91.25 Put (316)                            72,088               2
   Sep 2007 91.75 Put (60)                             13,763              --
   Dec 2007 91.25 Put (777)                           177,253               5
   Mar 2008 91.75 Put (450)                           103,219               3
Swaptions
(Fund Pays/Fund Receives)
   EUR Three Month LIBOR/ EUR 3.96%
   Jul 2007 0.00 Call (1)                               3,910               2
   GBP Three Month LIBOR/ GBP 5.08%
   Jun 2007 0.00 Call (1)                               1,965              --
   GBP Six Month LIBOR/ GBP 5.08%
   Jun 2007 0.00 Call (1)                               3,144              --
   USD Three Month LIBOR/ USD 5.17%
   Feb 2007 0.00 Call (1)                               9,500              --
   USD Three Month LIBOR/ USD 5.08%
   Apr 2007 0.00 Call (1)                               6,900               8
   USD Six Month LIBOR/ USD 5.00%
   Apr 2008 0.00 Call (1)                              27,800             164
   USD Three Month LIBOR/ USD 5.20%
   May 2007 0.00 Call (1)                              20,800              40
   USD Three Month LIBOR/ USD 5.25%
   Jun 2007 0.00 Call (1)                              18,000              51
   USD Six Month LIBOR/ USD 4.85%
   Jul 2007 0.00 Call (1)                              20,000               2
   USD Three Month LIBOR/ USD 4.90%
   Jul 2007 0.00 Call (1)                              23,000             161
   USD Three Month LIBOR/ USD 5.25%
   Jul 2007 0.00 Call (1)                              18,000              69
   USD Three Month LIBOR/ USD 4.90%
   Aug 2007 0.00 Call (2)                              21,000              96
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $689)                                                               606
                                                                 ------------

                                                    Short Duration Bond Fund  65

RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 27.0%
Abbey National NA LLC
   5.225% due 03/07/07                                 18,400          18,339
Allstate Financial Global Funding (p)
   5.250% due 02/01/07                                  3,100           3,100
American General Finance Corp. (E)
   Series MTNG
   5.406% due 03/23/07                                    200             200
ASIF Global Financing XVIII (p)
   3.850% due 11/26/07                                  2,984           2,946
Bank of America Corp.
   5.230% due 03/20/07                                  7,900           7,868
Bank of Montreal
   7.800% due 04/01/07                                  2,500           2,508
Bank One NA
   Series BKNT
   3.700% due 01/15/08                                  1,470           1,449
Barclays Bank PLC
   5.320% due 01/16/08                                  8,800           8,799
Barclays US Funding Corp.
   5.250% due 02/20/07                                  7,800           7,778
BellSouth Corp. (E)
   5.499% due 11/15/07                                  1,200           1,201
BNP Paribas
   5.293% due 07/03/07                                  3,900           3,898
BNP Paribas Financial, Inc.
   5.228% due 02/22/07                                 11,670          11,634
British Aerospace Finance, Inc. (p)
   7.000% due 07/01/07                                    900             904
British Telecommunications PLC
   7.000% due 05/23/07                                  1,700           1,706
Capital One Auto Finance Trust
   Series 2006-C Class A1
   5.340% due 12/14/07                                    539             539
CIT Group, Inc. (E)(N)
   5.595% due 09/20/07                                  3,800           3,806
Citigroup, Inc. (E)
   5.430% due 06/04/07                                  1,000           1,000
Daimlerchrysler NA Holding Corp.
   5.345% due 06/22/07                                  2,700           2,642
Dexia Delaware LLC
   5.260% due 02/01/07                                 13,370          13,334
Federal Farm Credit Bank
   Series 1984-
   12.250% due 02/01/07                                   864             864
Federal Home Loan Bank Discount Note (c)(z)
   Zero Coupon due 02/23/07                             4,000           3,988
FedEx Corp. (E)
   5.455% due 08/08/07                                    800             801

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ford Motor Credit Co.
   7.750% due 02/15/07 (N)                                200             200
   6.315% due 03/21/07 (E)                              2,800           2,800
   8.371% due 11/02/07 (E)(N)                             200             203
France Treasury Bills BTF
   Zero Coupon due 04/05/07                             1,300           1,684
Freddie Mac Gold
   4.000% due 2007                                        731             724
   4.000% due 2008                                        613             601
   4.500% due 2008                                        661             657
General Electric Capital Corp.
   5.200% due 07/30/07                                  8,300           8,290
Ginnie Mae I
   7.000% due 11/15/07                                      1               1
Goldman Sachs Group, Inc. (E)
   5.495% due 10/05/07                                  2,000           2,002
HBOS Treasury Services PLC
   5.235% due 03/15/07                                  8,665           8,613
   3.500% due 11/30/07 (p)                              2,000           1,969
HSBC Bank USA
   5.230% due 04/23/07                                  1,300           1,285
HSBC Finance Corp. (E)
   5.410% due 02/28/07                                  3,200           3,200
Inter-American Development Bank
   6.375% due 10/22/07                                  5,305           5,347
International Lease Finance Corp.
   5.625% due 06/01/07                                  1,600           1,601
   Series MTNP
   3.125% due 05/03/07                                  2,200           2,188
JP Morgan Chase & Co.
   5.224% due 03/28/07                                 11,200          11,111
MGM Mirage
   9.750% due 06/01/07                                  1,200           1,214
National Rural Utilities Cooperative Finance
   Corp. (N)
   Series MTNC
   6.500% due 03/01/07                                  2,200           2,201
New York Life Global Funding (E)(p)
   5.460% due 02/26/07                                  2,500           2,500
Ontario Electricity Financial Corp.
   6.100% due 01/30/08                                  4,000           4,026
Pepco Holdings, Inc.
   5.500% due 08/15/07                                    400             400
Pricoa Global Funding I (E)(p)
   5.457% due 01/25/08                                  1,400           1,402
Principal Life Global Funding I (p)
   5.125% due 06/28/07                                  2,000           1,997
Province of New Brunswick Canada
   3.500% due 10/23/07                                  3,671           3,622
Russell Investment Company
   Money Market Fund                               80,110,553          80,110

 66  Short Duration Bond Fund

RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Santander US Debt SA Universal (E)(p)
   5.375% due 09/21/07                                    500             500
Siemens Capital Co. LLC
   5.220% due 02/22/07                                 11,690          11,654
Skandinaviska Enskilda Banken
   5.273% due 07/06/07                                  3,400           3,399
Societe Generale
   5.258% due 06/11/07                                    600             600
Societe Generale NA
   5.225% due 05/10/07                                 19,470          19,232
Texas Eastern Transmission, LP
   5.250% due 07/15/07                                  2,900           2,893
TIAA Global Markets, Inc. (p)
   5.000% due 03/01/07                                  3,625           3,624
UBS Financial Del LLC
   5.225% due 06/01/07                                 20,100          19,927
United States Treasury Bills (c)(z)(sec.)
   4.921% due 03/15/07                                    250             249
   4.926% due 03/15/07                                    950             945
   4.932% due 03/15/07                                  1,500           1,492
   4.939% due 03/15/07                                     30              30
   4.967% due 03/15/07                                    100              99
US Bancorp
   Series MTNN
   5.100% due 07/15/07                                  1,650           1,647
Wachovia Corp. (E)
   Series *
   5.410% due 07/20/07                                  3,500           3,502
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $319,191)                                                       319,045
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

OTHER SECURITIES - 1.8%
Russell Investment Company
   Money Market Fund (X)                            5,343,576           5,344
State Street Securities Lending Quality Trust
   (X)                                             16,292,191          16,292
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $21,636)                                                         21,636
                                                                 ------------

TOTAL INVESTMENTS - 100.7%
(identified cost $1,196,528)                                        1,188,254

OTHER ASSETS AND LIABILITIES,
NET - (0.7%)                                                           (8,666)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,179,588
                                                                 ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                    Short Duration Bond Fund  67

RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Euribor Futures
   expiration date 09/07 (1)                                  312                 (1)
   expiration date 12/07 (35)                              10,929                 (4)

Eurodollar Futures (CME)
   expiration date 06/07 (137)                             32,419                (66)
   expiration date 09/07 (1,081)                          256,048             (1,031)
   expiration date 12/07 (1,476)                          349,941             (1,099)
   expiration date 03/08 (440)                            104,379               (292)
   expiration date 06/08 (26)                               6,170                  3
   expiration date 09/08 (26)                               6,172                  2
   expiration date 12/08 (111)                             26,350                (22)
LIBOR Futures
   expiration date 06/07 (14)                               3,238                (20)
   expiration date 09/07 (19)                               4,394                (27)
   expiration date 12/07 (16)                               3,701                (22)
   expiration date 06/08 (11)                               2,550                 --

United States Treasury 2 Year Notes
   expiration date 03/07 (241)                             49,066               (199)

Short Positions
United States Treasury Bonds
   expiration date 03/07 (248)                             27,311                807
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                     (1,971)
                                                                     ===============

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Eurodollar Futures
   Mar 2007 94.75 Put (13)                                  3,079                 (4)

Swaptions
(Fund Pays/Fund Receives)
   EUR Three Month LIBOR/ EUR 4.100%
   Jul 2007 0.00 Call (1)                                   1,303                 (3)
   GBP Three Month LIBOR/ GBP 4.850%
   Jun 2007 0.00 Call (1)                                     589                 --
   GBP Six Month LIBOR/ GBP 4.850%
   Jun 2007 0.00 Call (1)                                     982                 (1)
   USD Three Month LIBOR/ USD 5.240%
   Feb 2007 0.00 Call (1)                                   4,100                 (2)

------------------------------------------------------------------------------------
                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
   USD Three Month LIBOR/ USD 5.220%
   Apr 2007 0.00 Call (1)                                   3,000                (17)
   USD Three Month LIBOR/ USD 5.320%
   May 2007 0.00 Call (1)                                   9,100                (77)
   USD Three Month LIBOR/ USD 5.000%
   Jul 2007 0.00 Call (1)                                  10,000                (33)
   USD Three Month LIBOR/ USD 5.370%
   Jul 2007 0.00 Call (1)                                   8,000                (93)
   USD Six Month LIBOR/ USD 4.950%
   Jul 2007 0.00 Call (1)                                   4,200                (62)
   USD Three Month LIBOR/ USD 4.900%
   Aug 2007 0.00 Call (1)                                   3,000                (10)
   USD Three Month LIBOR/ USD 5.000%
   Aug 2007 0.00 Call (1)                                   1,000                 (5)
   USD Three Month LIBOR/ USD 5.100%
   Feb 2008 0.00 Call (1)                                  12,000               (107)
                                                                     ---------------

Total Liability for Options Written (premiums
   received $592)                                                               (414)
                                                                     ===============

See accompanying notes which are an integral part of the schedules of investments.

 68  Short Duration Bond Fund

RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD              11   GBP                5    02/01/07                 --
USD              79   GBP               40    02/22/07                 --
EUR           1,699   USD            2,206    02/27/07                (12)
GBP             107   USD              207    02/22/07                 (3)
JPY          27,292   USD              225    02/15/07                 (1)
JPY          31,325   USD              268    02/15/07                  8
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                                  (8)
                                                           ==============

INTEREST RATE SWAP CONTRACTS
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                MARKET
        COUNTER              NOTIONAL                                                     TERMINATION           VALUE
         PARTY                AMOUNT          FUND RECEIVES           FUND PAYS               DATE                $
-----------------------   --------------   -------------------   --------------------   ----------------   ----------------
                                                                 Consumer Price Index
BNP Paribas                 EUR    1,200   2.090%                (France)                   10/15/10                     19
Lehman Brothers             GBP    1,500   4.500%                Six Month LIBOR            09/20/09                    (68)
Merrill Lynch               GBP    1,600   4.500%                Six Month LIBOR            09/20/09                    (72)
UBS                         USD   42,500   5.000%                Three Month LIBOR          06/20/09                   (190)
                                                                                                           ----------------

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - $99                                 (311)
                                                                                                           ================

CREDIT DEFAULT SWAP CONTRACTS
--------------------------------------------------------------------------------------------------------------------
                                                    NOTIONAL                                             MARKET
          REFERENCE                  COUNTER         AMOUNT      FUND RECEIVES      TERMINATION          VALUE
            ENTITY                    PARTY             $          FIXED RATE           DATE               $
------------------------------   ----------------   ---------   ----------------   --------------   ----------------
Brazilian Government
   International Bond            Lehman Brothers        1,900   0.240%                11/20/07                     1
Brazilian Government
   International Bond            Lehman Brothers        3,200   1.120%                11/20/11                    25
Dow Jones CDX High Volatility
   4 Index                       Bank of America        2,000   0.650%                12/20/16                    13
Ford Motor Credit Co.            Merrill Lynch          3,200   1.700%                06/20/07                    14
Gaz Capital for Gazprom          JP Morgan              2,700   0.415%                11/20/07                     1
Gaz Capital for Gazprom          Morgan Stanley         1,400   0.860%                11/20/11                     6
                                 Royal Bank of
Republic of Indonesia            Scotland               1,000   0.400%                12/20/08                    --
Republic of Panama               Deutsche Bank            300   0.250%                12/20/08                    --
Russia Government
   International Bond            Merrill Lynch          1,000   0.305%                12/20/08                    --
SoftBank Corp.                   Deutsche Bank         30,000   2.300%                09/20/07                     2
                                                                                                    ----------------

Total Market Value of Open Credit Default Swap Contracts Premiums Paid (Received) - ($11)                         62
                                                                                                    ================

           See accompanying notes which are an integral part of the schedules of investments.

                                                    Short Duration Bond Fund  69

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 94.6%
Asset-Backed Securities - 7.8%
ABSC NIMs Trust (p)
   Series 2005-HE6 Class A1
   5.050% due 08/27/35                                    108             107
Accredited Mortgage Loan Trust (E)
   Series 2004-2 Class A2
   5.620% due 07/25/34                                    142             142
ACE Securities Corp. (E)
   Series 2005-SD3 Class A
   5.720% due 08/25/45                                    858             859
   Series 2006-ASP Class A2A
   5.400% due 10/25/36                                    735             735
   Series 2006-FM1 Class A2A
   5.360% due 07/25/36                                  1,317           1,317
   Series 2006-FM1 Class A2B
   5.410% due 07/25/36                                  2,580           2,580
Aegis Asset Backed Securities Trust (E)
   Series 2003-3 Class M2
   6.970% due 01/25/34                                    450             453
Air 2 US (A)
   8.027% due 10/01/19                                    486             504
American Express Credit Account Master Trust
   (E)(p)
   Series 2006-A Class A
   5.340% due 01/15/09                                  2,420           2,420
Ameriquest Mortgage Securities, Inc. (E)
   Series 2002-D Class M1
   7.557% due 02/25/33                                    205             205
   Series 2004-R10 Class A5
   5.710% due 11/25/34                                    108             108
   Series 2004-R4 Class A1A (p)
   5.680% due 06/25/34                                    476             476
   Series 2004-R8 Class A5
   5.690% due 09/25/34                                    333             334
Argent Securities, Inc. (E)
   Series 2005-W5 Class A2A
   5.430% due 01/25/36                                  1,106           1,106
   Series 2006-M2 Class A2A
   5.370% due 09/25/36                                    483             483
Asset Backed Funding Corp. NIMs Trust (p)
   Series 2005-WF1 Class N1
   4.750% due 03/26/35                                     37              37

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Bayview Financial Acquisition Trust
   Series 2004-C Class A1 (E)
   5.740% due 05/28/44                                    741             742
   Series 2006-A Class 1A3
   5.865% due 02/28/41                                    450             448
Burlington Northern Santa Fe Corp. Pass-Through
   Certificate
   4.967% due 04/01/23                                    302             293
Carrington Mortgage Loan Trust (E)
   Series 2006-NC3 Class A3
   5.470% due 08/25/36                                  3,180           3,181
Chase Credit Card Master Trust (E)
   Series 2002-1 Class A
   5.420% due 06/15/09                                  3,100           3,100
   Series 2003-6 Class A
   5.460% due 02/15/11                                  1,300           1,303
   Series 2004-2 Class A
   5.360% due 09/15/09                                  2,190           2,190
Chase Issuance Trust (E)
   Series 2005-A1 Class A1
   5.330% due 12/15/10                                 10,375          10,379
   Series 2005-A3 Class A
   5.370% due 10/17/11                                  1,950           1,952
   Series 2006-A3 Class A3
   5.340% due 07/15/11                                  1,100           1,101
Citigroup Mortgage Loan Trust, Inc. (E)
   Series 2006-WFH Class A1
   5.390% due 08/25/36                                    817             817
   Series 2006-WFH Class A1B
   5.460% due 01/25/36                                  2,490           2,491
Countrywide Asset-Backed Certificates
   Series 2001-BC3 Class A (E)
   5.830% due 12/25/31                                     82              82
   Series 2004-13 Class AF3
   3.989% due 02/25/31                                    202             200
   Series 2004-BC1 Class M1 (E)
   5.820% due 02/25/34                                    235             236
   Series 2005-11 Class AF1 (E)
   5.530% due 02/25/36                                    913             913
   Series 2005-17 Class 1AF1 (E)
   5.550% due 12/25/36                                  1,198           1,198
   Series 2005-17 Class 4AV1 (E)
   5.460% due 05/25/36                                    661             662
   Series 2006-11 Class 1AF4
   6.300% due 09/25/46                                    685             696
   Series 2006-13 Class 3AV1 (E)
   5.400% due 01/25/37                                  1,616           1,616
   Series 2006-15 Class A1 (E)
   5.460% due 10/25/46                                  1,044           1,044

 70  Diversified Bond Fund

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2006-16 Class 2A1 (E)
   5.370% due 12/25/46                                    447             447
   Series 2006-19 Class 2A1 (E)
   5.380% due 03/25/37                                  1,238           1,238
   Series 2006-22 Class 2A1 (E)
   5.370% due 05/25/37                                    697             697
   Series 2006-23 Class 2A1 (E)
   5.428% due 11/25/37                                    692             692
Countrywide Asset-Backed NIMs Certificates (p)
   Series 2005-5 Class N
   5.000% due 07/25/36                                     57              55
Countrywide Home Equity Loan Trust (E)
   Series 2005-A Class 2A
   5.590% due 04/15/35                                    225             225
   Series 2005-G Class 2A
   5.550% due 12/15/35                                  1,091           1,091
Credit-Based Asset Servicing and Securitization
   (E)
   Series 2005-CB5 Class AV2
   5.610% due 08/25/35                                    520             522
Credit-Based Asset Servicing and Securitization
   LLC
   Series 2004-CB7 Class AF5
   4.585% due 10/25/34                                    770             739
   Series 2005-CB1 Class AF2
   4.090% due 01/25/35                                    136             136
   Series 2006-CB3 Class AV1 (E)
   5.410% due 03/25/36                                    942             942
   Series 2006-CB6 Class A21 (E)
   5.360% due 07/25/36                                  2,701           2,701
Daimler Chrysler Auto Trust
   Series 2006-C Class A2
   5.330% due 05/08/09                                  1,200           1,199
Daimler Chrysler Master Owner Trust (E)
   Series 2006-A Class A
   5.350% due 11/15/11                                  8,255           8,273
Discover Card Master Trust I (E)
   Series 2005-1 Class A
   5.330% due 09/16/10                                  3,870           3,872
Equifirst Mortgage Loan Trust (E)
   Series 2004-3 Class A2
   5.680% due 12/25/34                                    607             607
Equifirst Mortgage Loan Trust NIMs Notes (p)
   Series 2005-1 Class N1
   4.458% due 04/25/35                                     29              29
Fannie Mae Grantor Trust (E)
   Series 2002-T5 Class A1
   5.590% due 05/25/32                                    273             273
   Series 2003-T4 Class 1A
   5.460% due 09/26/33                                    303             304

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Fannie Mae Whole Loan (E)
   Series 2003-W5 Class A
   5.570% due 04/25/33                                    304             304
   Series 2003-W9 Class A
   5.470% due 06/25/33                                    445             444
First Franklin Mortgage Loan Asset Backed
   Certificates (E)
   Series 2004-FF1 Class A2
   5.750% due 12/25/32                                    468             468
   Series 2004-FFH Class 2A1
   5.730% due 10/25/34                                    237             237
   Series 2005-FF1 Class A2A
   5.440% due 11/25/36                                    216             216
   Series 2006-FF1 Class 2A2
   5.420% due 08/25/36                                  4,005           4,005
   Series 2006-FF1 Class A3
   5.430% due 11/25/36                                  1,360           1,361
   Series 2006-FF3 Class A2A
   5.430% due 02/25/36                                    967             968
   Series 2006-FF5 Class 2A1
   5.400% due 04/25/36                                  1,232           1,232
Ford Credit Floorplan Master Owner Trust (E)
   Series 2004-1 Class A
   5.390% due 07/15/09                                  2,275           2,274
Freddie Mac (N)
   5.000% due 01/16/09                                  4,805           4,793
Fremont Home Loan Trust (E)
   Series 2004-4 Class 1A1
   5.730% due 03/25/35                                  2,981           2,984
   Series 2006-3 Class 2A1
   5.420% due 02/25/37                                    829             829
   Series 2006-E Class 2A1
   5.410% due 01/25/37                                    700             700
Fremont NIMs Trust (p)
   Series 2005-A
   3.750% due 01/25/35                                     16              16
   Series 2005-C Class NOTE
   5.584% due 07/25/35                                     60              58
GE Dealer Floorplan Master Note Trust (E)
   Series 2004-2 Class A
   5.400% due 07/20/09                                  1,240           1,241
   Series 2005-1 Class A
   5.390% due 04/20/10                                  1,800           1,801

                                                       Diversified Bond Fund  71

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2006-3 Class A
   5.360% due 07/20/11                                  3,045           3,045
GE-WMC Mortgage Securities LLC (E)
   Series 2006-1 Class A2A
   5.360% due 08/25/36                                    441             441
GMAC Mortgage Corp. Loan Trust
   Series 2004-HE5 Class A3
   3.970% due 09/25/34                                    486             480
Government National Mortgage Association
   Series 1998-23 Class ZA
   6.500% due 09/20/28                                  2,494           2,553
GSAA Home Equity Trust
   Series 2006-4 Class 1A2
   5.967% due 03/25/36                                    653             657
GSAA Trust (E)
   Series 2006-2 Class 2A3
   5.590% due 12/25/35                                    785             787
GSAMP Trust (E)
   Series 2003-HE2 Class M1
   5.970% due 08/25/33                                    420             421
   Series 2006-FM2 Class A2A
   5.390% due 09/25/36                                    829             829
   Series 2006-HE6 Class A3
   5.500% due 08/25/36                                  4,415           4,416
HFC Home Equity Loan Asset Backed Certificates
   (E)
   Series 2006-2 Class A1
   5.470% due 03/20/36                                  3,113           3,114
Home Equity Asset Trust (E)
   Series 2003-5 Class M1
   6.020% due 12/25/33                                    620             621
   Series 2005-2 Class 2A2
   5.520% due 07/25/35                                    332             332
HSI Asset Securitization Corp. Trust (E)
   Series 2006-HE2 Class 2A1
   5.370% due 12/25/36                                    493             493
JP Morgan Mortgage Acquisition Corp. (E)
   Series 2005-FLD Class A1
   5.470% due 07/25/35                                    380             380
   Series 2006-WMC Class A2
   5.370% due 08/25/36                                    523             523
Lehman XS Trust (E)
   Series 2005-1 Class 2A1
   4.660% due 07/25/35                                  1,106           1,095
   Series 2005-1 Class 2A2
   4.660% due 07/25/35                                    362             364
   Series 2006-9 Class A1A
   5.420% due 05/25/46                                    501             501

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Long Beach Mortgage Loan Trust (E)
   Series 2004-4 Class 1A1
   5.650% due 10/25/34                                    203             203
   Series 2006-1 Class 2A1
   5.400% due 02/25/36                                    345             345
Mastr Asset Backed Securities Trust (E)
   Series 2005-NC1 Class A1
   5.640% due 12/25/34                                  2,160           2,160
Mastr Asset Backed Securities Trust (E)
   Series 2003-WMC Class M2
   6.970% due 08/25/33                                    133             133
MBNA Credit Card Master Note Trust (E)
   Series 2002-A4 Class A4
   5.430% due 08/17/09                                  3,155           3,155
Merrill Auto Trust Securitization (E)
   Series 2005-1 Class A2B
   5.330% due 04/25/08                                     28              28
Merrill Lynch Mortgage Investors, Inc. (E)
   Series 2006-RM3 Class A2A
   5.350% due 06/25/37                                    919             919
Morgan Stanley ABS Capital I (E)
   Series 2003-NC8 Class M3
   7.420% due 09/25/33                                    128             129
   Series 2004-NC5 Class A2
   5.650% due 05/25/34                                    609             609
   Series 2006-NC5 Class A2A
   5.360% due 10/25/36                                    480             480
Morgan Stanley IXIS Real Estate Capital Trust
   (E)
   Series 2006-2 Class A1
   5.370% due 11/25/36                                    861             860
Morgan Stanley Mortgage Loan Trust
   Series 2006-12X Class A6A
   5.726% due 10/25/36                                    580             574
MSDWCC Heloc Trust (E)
   Series 2005-1 Class A
   5.540% due 07/25/17                                    115             115
Navistar Financial Corp. Owner Trust (E)
   Series 2003-B Class A3
   5.500% due 04/15/08                                     57              57
Nelnet Student Loan Trust (E)
   Series 2006-3 Class A1
   5.338% due 09/25/12                                    700             700

 72  Diversified Bond Fund

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
New Century Home Equity Loan Trust (E)
   Series 2004-4 Class M2
   5.850% due 02/25/35                                    515             517
Newcastle Mortgage Securities Trust (E)
   Series 2006-1 Class A1
   5.390% due 03/25/36                                  1,046           1,046
Nissan Master Owner Trust Receivables (E)
   Series 2005-A Class A
   5.380% due 07/15/10                                  2,065           2,066
Option One Mortgage Loan Trust (E)
   Series 2003-2 Class M2
   7.020% due 04/25/33                                    144             145
   Series 2003-3 Class M3
   7.350% due 06/25/33                                    104             105
   Series 2003-4 Class M2
   6.970% due 07/25/33                                    175             176
   Series 2007-1 Class 2A1
   5.370% due 01/25/37                                  1,000           1,000
Option One Mortgage Securities Corp. NIMs Trust
   (E)(p)
   Series 2006-1A
   5.450% due 12/25/10                                  1,621           1,621
Origen Manufactured Housing
   Series 2005-B Class A4
   5.910% due 01/15/37                                    400             393
Ownit Mortgage Loan Asset Backed Certificates
   (E)
   Series 2006-6 Class A2C
   5.630% due 09/25/37                                  3,380           3,381
Park Place Securities, Inc. (E)
   Series 2004-MCW Class A1
   5.632% due 10/25/34                                  2,750           2,752
   Series 2004-WWF Class A1D
   5.810% due 02/25/35                                    712             713
   Series 2005-WCW Class M1
   5.800% due 09/25/35                                    510             513
Popular ABS Mortgage Pass-Through Trust
   Series 2005-1 Class AF2
   3.914% due 05/25/35                                     62              62
   Series 2005-6 Class A3
   5.680% due 01/25/36                                    565             562
Renaissance Home Equity Loan Trust
   Series 2005-1 Class M1
   5.357% due 05/25/35                                    315             309
   Series 2005-2 Class AF4
   4.934% due 08/25/35                                    340             337
   Series 2005-3 Class AF1 (E)
   5.500% due 11/25/35                                      5               5
   Series 2005-4 Class N (p)
   7.142% due 02/25/36                                    228             227

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2006-1 Class AF6
   5.746% due 05/25/36                                    425             427
Residential Asset Mortgage Products, Inc.
   Series 2003-RS1 Class AI6A
   5.980% due 12/25/33                                    480             483
   Series 2003-RS2 Class AII (E)
   5.690% due 03/25/33                                     93              93
   Series 2003-RS3 Class AII (E)
   5.710% due 04/25/33                                     65              65
Residential Asset Securities Corp.
   Series 2001-KS1 Class AII (E)
   5.820% due 03/25/32                                     65              65
   Series 2001-KS3 Class AII (E)
   5.580% due 09/25/31                                     80              80
   Series 2003-KS1 Class M2 (E)
   7.100% due 01/25/33                                    125             125
   Series 2003-KS2 Class MI1
   4.800% due 04/25/33                                  1,055           1,030
   Series 2003-KS2 Class MI3
   6.100% due 04/25/33                                    730             723
   Series 2006-KS6 Class A1 (E)
   5.360% due 08/25/36                                    592             592
   Series 2006-KS9 Class AI1 (E)
   5.420% due 11/25/36                                  1,151           1,151
Residential Funding Mortgage Securities II, Inc.
   (E)
   Series 2005-HS1 Class AI1
   5.470% due 09/25/35                                  1,026           1,023
Saxon Asset Securities Trust (E)
   Series 2004-1 Class A
   5.620% due 03/25/35                                     48              48
   Series 2006-3 Class A1
   5.380% due 11/25/36                                    546             546
SBI Heloc Trust (E)(p)
   Series 2006-1A Class 1A2A
   5.490% due 08/25/36                                    642             642
Securitized Asset Backed Receivables LLC Trust
   (E)
   Series 2005-FR4 Class A3
   5.550% due 01/25/36                                    454             454
   Series 2007-HE1 Class A2A
   5.380% due 12/25/36                                  1,300           1,299
SLM Student Loan Trust (E)
   Series 2006-10 Class A1
   5.345% due 07/25/13                                  4,300           4,299

                                                       Diversified Bond Fund  73

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2006-3 Class A2
   5.377% due 01/25/16                                  1,079           1,080
   Series 2006-5 Class A2
   5.367% due 07/25/17                                  2,700           2,700
Small Business Administration
   Series 2000-P10 Class 1
   7.449% due 08/01/10                                     29              30
Soundview Home Equity Loan Trust
   Series 2006-EQ1 Class A1 (E)
   5.400% due 10/25/36                                    723             723
   Series 2006-EQ2 Class A1 (E)
   1.704% due 01/25/37                                  4,300           4,300
   Series 2006-WF1 Class A2
   5.645% due 10/25/36                                  1,215           1,211
Specialty Underwriting & Residential Finance (E)
   Series 2003-BC1 Class A
   5.690% due 01/25/34                                     11              11
   Series 2006-AB1 Class A2
   5.490% due 12/25/36                                  1,225           1,226
Structured Asset Investment Loan Trust (E)
   Series 2004-7 Class A1
   5.605% due 08/25/34                                    201             201
   Series 2005-3 Class M2
   5.790% due 04/25/35                                    290             291
Structured Asset Securities Corp.
   Series 2002-AL1 Class A3
   3.450% due 02/25/32                                    307             285
   Series 2002-HF1 Class A (E)
   5.610% due 01/25/33                                     13              13
   Series 2004-19X Class A2
   4.370% due 10/25/34                                    820             812
   Series 2005-WF1 Class A2 (E)
   5.550% due 02/25/35                                  1,939           1,941
   Series 2005-WF3 Class A1 (E)
   5.450% due 07/25/35                                    322             322
   Series 2006-BC3 Class A2 (E)
   5.370% due 10/25/36                                  1,206           1,207
Textron Financial Floorplan Master Note Trust
   (E)(p)
   Series 2005-1A Class A
   5.470% due 05/13/10                                  2,405           2,409
Volkswagen Credit Auto Master Trust (E)
   Series 2005-1 Class A
   5.370% due 07/20/10                                  1,870           1,871
Wachovia Asset Securitization, Inc. (E)
   Series 2003-HE3 Class A
   5.600% due 11/25/33                                    177             178
Waverly Community School (E)
   Series 2006-1 Class A1
   5.450% due 05/25/36                                  1,362           1,362

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Wells Fargo Home Equity Trust (E)(A)
   Series 2005-4 Class AI1 (p)
   5.470% due 12/25/35                                  1,142           1,142
   Series 2006-3 Class A1
   5.380% due 01/25/37                                    700             700
                                                                 ------------
                                                                      179,092
                                                                 ------------

Certificates of Deposit - 0.4%
Bank of Ireland
   5.400% due 01/15/10                                  4,300           4,299
Fortis Bank
   5.265% due 04/28/08                                  1,900           1,900
Nordea Bank Finland PLC
   5.308% due 05/28/08                                    700             700
Royal Bank of Canada
   5.420% due 06/30/08                                  1,800           1,799
Societe Generale
   5.271% due 06/30/08                                  1,400           1,402
                                                                 ------------
                                                                       10,100
                                                                 ------------

Corporate Bonds and Notes - 15.3%
Abbott Laboratories
   5.600% due 05/15/11                                    545             551
   5.875% due 05/15/16                                  6,505           6,680
Alamosa Delaware, Inc.
   8.500% due 01/31/12                                    245             260
Alcoa, Inc.
   5.550% due 02/01/17                                    910             904
   5.900% due 02/01/27                                    975             963
Altria Group, Inc.
   7.000% due 11/04/13                                    800             867
American Electric Power Co., Inc.
   Series C
   5.375% due 03/15/10                                     85              85
American Express Bank (E)
   Series BKNT
   5.330% due 10/16/08                                  1,200           1,200
American Express Centurion Bank (E)
   Series bknt
   5.320% due 05/07/08                                    800             800
American Express Credit Corp. (E)
   5.380% due 11/09/09                                    900             900
American General Finance Corp. (E)
   Series MTNI
   5.496% due 06/27/08                                  1,600           1,604

 74  Diversified Bond Fund

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
American International Group, Inc.
   5.370% due 06/16/09 (E)(p)                             700             700
   4.700% due 10/01/10                                    635             622
   5.375% due 10/18/11                                    670             671
   5.050% due 10/01/15 (N)                                645             625
American RE Corp.
   Series B
   7.450% due 12/15/26                                    595             681
Ameriprise Financial, Inc.
   5.650% due 11/15/15                                  1,135           1,136
Anadarko Petroleum Corp.
   5.760% due 09/15/09 (E)                                680             682
   5.950% due 09/15/16                                  2,340           2,320
   6.450% due 09/15/36                                    720             713
Apache Corp.
   6.000% due 01/15/37                                    780             779
ASIF Global Financing XIX (p)
   4.900% due 01/17/13                                     70              68
AT&T, Inc.
   5.584% due 11/14/08 (E)                                500             502
   5.100% due 09/15/14                                    465             450
BAE Systems Holdings, Inc. (p)
   6.400% due 12/15/11                                  1,670           1,730
Bank of America Corp.
   5.875% due 02/15/09                                    120             121
   5.375% due 06/19/09 (E)                              3,600           3,602
   5.378% due 11/06/09 (E)                                300             300
   4.375% due 12/01/10                                  2,035           1,971
   5.375% due 08/15/11                                    980             984
   5.750% due 08/15/16                                  3,595           3,649
   5.420% due 03/15/17 (p)                                120             118
Bank of America NA
   Series BKNT
   5.361% due 12/18/08 (E)                              1,900           1,899
   6.000% due 10/15/36                                  3,800           3,842
Bank of New York Co., Inc. (The)
   5.125% due 11/01/11                                    795             787
Banque Paribas
   6.875% due 03/01/09                                    440             454
Bear Stearns Asset Backed Securities, Inc.
   6.000% due 10/25/36                                  3,200           3,217
   6.500% due 10/25/36                                  3,100           3,145
Bear Stearns Cos., Inc. (The)
   5.465% due 08/21/09 (E)                              1,200           1,201
   5.350% due 02/01/12                                  2,955           2,947
   Series MTNB (E)
   5.676% due 01/30/09                                  1,000           1,005
   5.454% due 03/30/09                                    900             901
BellSouth Corp.
   5.474% due 08/15/08 (E)                              1,300           1,301
   4.750% due 11/15/12                                     30              29
   6.550% due 06/15/34                                    130             133

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Boeing Capital Corp., Ltd. (N)
   6.100% due 03/01/11                                    165             170
Boston Scientific Corp.
   6.400% due 06/15/16                                    970             986
Burlington Northern Santa Fe Corp.
   6.875% due 12/01/27                                     55              59
Calyon NY (E)
   Series YCD
   5.340% due 01/16/09                                  1,300           1,300
Campbell Soup Co.
   5.875% due 10/01/08                                    160             161
Cardinal Health, Inc.
   5.850% due 12/15/17                                    400             395
Carolina Power & Light Co.
   6.500% due 07/15/12                                     15              16
   5.150% due 04/01/15                                  1,115           1,081
Caterpillar, Inc.
   6.050% due 08/15/36                                  2,155           2,197
CenterPoint Energy Houston Electric LLC
   Series J2
   5.700% due 03/15/13                                    210             211
CenterPoint Energy Resources Corp.
   Series B
   7.875% due 04/01/13                                    740             817
Cingular Wireless Services, Inc.
   7.875% due 03/01/11                                  5,100           5,542
   8.750% due 03/01/31                                  2,840           3,673
Cisco Systems, Inc.
   5.500% due 02/22/16                                  4,380           4,371
CIT Group Holdings, Inc. (E)
   5.526% due 01/30/09                                    800             802
CIT Group, Inc.
   5.515% due 12/19/08 (E)                                900             902
   5.460% due 06/08/09 (E)                                100             100
   5.493% due 08/17/09 (E)                              1,400           1,402
   6.875% due 11/01/09                                    100             104
   4.125% due 11/03/09                                     50              49
   5.656% due 07/28/11 (E)                                900             902
Citicorp
   7.250% due 10/15/11                                    370             396
Citigroup Global Markets Holdings, Inc. (E)
   Series MTNM
   5.390% due 03/07/08                                  1,300           1,301

                                                       Diversified Bond Fund  75

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Citigroup, Inc.
   3.500% due 02/01/08                                  1,900           1,866
   5.406% due 12/26/08 (E)                              2,100           2,101
   5.416% due 01/30/09 (E)                                500             500
   5.393% due 12/28/09 (E)                                100             100
   4.125% due 02/22/10                                  1,070           1,037
   6.500% due 01/18/11                                    695             724
   5.100% due 09/29/11                                    970             961
   5.000% due 09/15/14                                  7,980           7,736
   6.125% due 08/25/36                                    400             411
Citizens Property Insurance Corp. (A)
   7.125% due 02/25/19                                    795             932
Clear Channel Communications, Inc.
   4.250% due 05/15/09                                    150             145
   6.250% due 03/15/11                                     30              30
   5.500% due 09/15/14                                    400             354
Clorox Co.
   4.200% due 01/15/10                                    250             242
Columbus Southern Power Co.
   Series C
   5.500% due 03/01/13                                    100             100
Comcast Cable Communications LLC
   6.875% due 06/15/09                                    665             687
Comcast Cable Holdings LLC
   9.800% due 02/01/12                                    330             388
   7.875% due 08/01/13                                  1,305           1,449
Comcast Corp.
   5.660% due 07/14/09 (E)                              1,000           1,002
   6.500% due 01/15/15                                  1,185           1,239
   5.900% due 03/15/16                                    290             291
   6.500% due 01/15/17                                    600             628
   5.875% due 02/15/18                                    200             199
   6.500% due 11/15/35                                  1,330           1,346
   6.450% due 03/15/37                                    200             201
Commonwealth Edison Co.
   Series 98
   6.150% due 03/15/12                                    375             383
ConocoPhillips Holding Co.
   6.950% due 04/15/29                                  1,780           2,002
Consolidated Natural Gas Co.
   6.850% due 04/15/11                                  1,140           1,195
Constellation Energy Group, Inc.
   6.125% due 09/01/09                                    785             798
   4.550% due 06/15/15                                    855             791
COX Communications, Inc.
   3.875% due 10/01/08                                    300             293
   6.750% due 03/15/11                                  3,945           4,111
   5.875% due 12/01/16 (p)                                100             100
Credit Suisse First Boston USA, Inc.
   3.875% due 01/15/09                                    820             799
   4.875% due 08/15/10                                    155             153
   6.500% due 01/15/12                                     55              58
   5.500% due 08/15/13 (N)                                115             116

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Credit Suisse USA, Inc. (N)
   5.250% due 03/02/11                                    405             404
CRH America, Inc.
   6.000% due 09/30/16                                  2,030           2,049
CVS Corp.
   5.750% due 08/15/11                                    350             354
   6.125% due 08/15/16                                    490             502
CVS Lease Pass Through (A)
   6.036% due 12/10/28                                    300             295
DaimlerChrysler NA Holding Corp.
   4.050% due 06/04/08                                    285             279
   5.875% due 03/15/11                                    300             301
   8.500% due 01/18/31                                  1,580           1,872
DaimlerChrysler North America Holding Corp. (E)
   5.820% due 08/03/09                                    800             802
DCP Midstream, LP
   6.875% due 02/01/11                                     40              42
Detroit Edison Co. (The)
   6.125% due 10/01/10                                    325             331
   6.350% due 10/15/32                                     95              99
Devon Energy Corp.
   7.950% due 04/15/32                                    250             301
Dominion Resources, Inc.
   4.750% due 12/15/10                                    110             107
   5.700% due 09/17/12                                    695             702
   Series A
   5.200% due 01/15/16                                    855             822
   Series B
   6.250% due 06/30/12                                    120             124
   Series C
   5.150% due 07/15/15                                  1,245           1,203
Dow Chemical Co. (The)
   6.000% due 10/01/12                                    245             251
DPL, Inc.
   6.875% due 09/01/11                                    600             629
Dresdner Funding Trust I (p)
   8.151% due 06/30/31                                    565             678
DTE Energy Co.
   7.050% due 06/01/11                                  1,835           1,939
Duke Energy Corp.
   6.250% due 01/15/12                                    170             176
   5.625% due 11/30/12                                    290             293
Duke Realty, LP
   5.950% due 02/15/17                                  1,045           1,059
Eastman Kodak Co.
   7.250% due 11/15/13                                     40              40
Electronic Data Systems Corp.
   7.125% due 10/15/09                                    600             623

 76  Diversified Bond Fund

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Eli Lilly & Co.
   6.770% due 01/01/36                                    745             845
Erac USA Finance Co. (p)
   5.900% due 11/15/15                                  1,570           1,575
Exelon Corp.
   4.900% due 06/15/15                                  1,395           1,311
   5.625% due 06/15/35                                    720             676
FedEx Corp.
   5.500% due 08/15/09                                  1,870           1,872
   7.600% due 07/01/97                                    180             208
Financing Corp.
   Principal Only STRIP
   Series 10P
   Zero coupon due 11/30/17                             1,165             666
   Series 15P
   Zero coupon due 03/07/19                               165              88
   Series 2P
   Zero coupon due 11/30/17                               140              80
   Series 6P
   Zero coupon due 08/03/18                               715             393
FirstEnergy Corp.
   Series B
   6.450% due 11/15/11                                  4,015           4,178
   Series C (N)
   7.375% due 11/15/31                                  2,480           2,824
Ford Motor Co.
   7.450% due 07/16/31                                    360             292
Ford Motor Credit Co.
   7.375% due 10/28/09                                  3,210           3,230
General Electric Capital Corp.
   5.410% due 01/05/09 (E)                                800             800
   3.250% due 06/15/09                                  1,400           1,337
   5.430% due 01/20/10 (E)                                800             801
   5.500% due 04/28/11                                    550             554
   4.875% due 03/04/15                                    950             918
   Series MTN (E)
   5.390% due 10/26/09                                  2,200           2,199
   Series MTNA
   4.125% due 09/01/09                                    400             390
   6.000% due 06/15/12                                  2,865           2,951
   5.450% due 01/15/13 (N)                              3,445           3,457
General Motors Corp.
   8.375% due 07/05/33                                     90             115
GMAC LLC
   5.625% due 05/15/09                                  1,765           1,747
   7.750% due 01/19/10                                    300             312
Goldman Sachs Group, Inc.
   5.456% due 06/23/09 (E)                              1,700           1,701
   5.454% due 11/16/09 (E)                                600             600
   5.000% due 01/15/11                                    200             198
   6.875% due 01/15/11                                  1,620           1,709
   4.750% due 07/15/13                                  1,630           1,565
   5.350% due 01/15/16 (N)                              1,455           1,423
   5.625% due 01/15/17                                    405             400

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Goldman Sachs Group, LP
   4.500% due 06/15/10                                  1,360           1,328
Hartford Financial Services Group, Inc.
   5.550% due 08/16/08                                  1,070           1,072
   5.250% due 10/15/11                                    915             910
Hess Corp.
   7.875% due 10/01/29                                     90             105
   7.300% due 08/15/31                                  1,025           1,136
Historic TW, Inc.
   8.050% due 01/15/16                                    535             609
   6.625% due 05/15/29                                     95              96
HJ Heinz Co. (p)
   6.428% due 12/01/08                                    100             102
HJ Heinz Finance Co.
   6.000% due 03/15/12                                     40              40
Home Depot, Inc.
   5.250% due 12/16/13                                    100              99
   5.875% due 12/16/36                                  2,485           2,422
HSBC Bank USA NA (E)(N)
   Series BKNT
   5.493% due 06/10/09                                    500             502
HSBC Finance Corp.
   5.490% due 09/15/08 (E)                                900             902
   4.750% due 05/15/09                                  6,155           6,074
   5.420% due 10/21/09 (E)                                600             600
   4.125% due 11/16/09                                  3,510           3,409
   6.750% due 05/15/11                                  2,100           2,212
   7.000% due 05/15/12                                  2,435           2,611
   6.375% due 11/27/12                                    710             743
   5.000% due 06/30/15                                    400             387
HSBC Financial Capital Trust IX (N)
   5.911% due 11/30/35                                    700             702
ILFC E-Capital Trust II (A)
   6.250% due 12/21/65                                     50              51
International Business Machines Corp.
   7.125% due 12/01/96                                    700             791
International Lease Finance Corp.
   3.500% due 04/01/09                                    745             718
   4.750% due 07/01/09                                  1,820           1,795
   5.750% due 06/15/11                                    175             178
   5.625% due 09/20/13                                  2,730           2,735
International Steel Group, Inc.
   6.500% due 04/15/14                                    275             279
ITT Corp.
   7.400% due 11/15/25                                    240             276

                                                       Diversified Bond Fund  77

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
John Deere Capital Corp.
   5.424% due 07/15/08 (E)                                800             800
   4.875% due 03/16/09 (N)                              1,895           1,876
JP Morgan Chase Capital XV
   5.875% due 03/15/35                                  3,095           2,980
JP Morgan Chase Capital XX
   Series T
   6.550% due 09/15/66                                    100             102
JPMorgan Chase & Co.
   5.600% due 06/01/11                                    255             257
   5.125% due 09/15/14                                    735             717
   Series 1 (E)(N)
   5.400% due 06/26/09                                    700             700
JPMorgan Chase Bank NA
   Series BKNT
   5.875% due 06/13/16                                    675             689
Kaupthing Bank Hf (E)
   6.062% due 04/12/11                                  1,020           1,027
Kellogg Co.
   Series B
   6.600% due 04/01/11                                  1,430           1,491
Kerr-McGee Corp.
   6.950% due 07/01/24                                    410             432
Kinder Morgan Energy Partners, LP
   7.125% due 03/15/12                                    255             271
   5.000% due 12/15/13                                    175             167
   6.000% due 02/01/17                                     80              80
Kraft Foods, Inc.
   4.000% due 10/01/08                                  1,575           1,539
   5.625% due 11/01/11                                  1,785           1,798
Kroger Co. (The)
   6.750% due 04/15/12                                     50              52
   7.500% due 04/01/31                                     70              77
Lehman Brothers Holdings, Inc.
   5.400% due 11/24/08 (E)                              1,400           1,400
   5.450% due 04/03/09 (E)                                700             701
   5.475% due 08/21/09 (E)(N)                             900             900
   5.594% due 07/18/11 (E)(N)                             600             602
   5.250% due 02/06/12                                  1,125           1,118
   5.500% due 04/04/16 (N)                                415             412
   Series MTN (E)
   5.475% due 11/16/09                                    600             600
Liberty Property, LP
   5.500% due 12/15/16                                    880             861
Manufacturers & Traders Trust Co.
   5.585% due 12/28/20                                    163             161
Marshall & Ilsley Corp.
   5.350% due 04/01/11                                  1,795           1,789
Merrill Lynch & Co., Inc.
   5.450% due 12/04/09 (E)(N)                           1,000           1,000
   5.577% due 07/25/11 (E)                              1,100           1,103
   6.220% due 09/15/26                                  4,210           4,275
   6.110% due 01/29/37                                  2,670           2,637

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series MTN (E)
   5.464% due 08/14/09                                    700             700
   Series MTNB
   3.125% due 07/15/08                                  1,490           1,443
   Series MTNC
   4.250% due 02/08/10                                  1,860           1,802
Metlife, Inc.
   5.700% due 06/15/35                                  1,380           1,330
   6.400% due 12/15/36                                    630             631
Midamerican Energy Co.
   5.800% due 10/15/36                                  1,450           1,425
Midamerican Energy Holdings Co.
   Series WI
   6.125% due 04/01/36                                  3,440           3,458
Miller Brewing Co. (p)
   5.500% due 08/15/13                                    470             464
Monumental Global Funding II (p)
   4.625% due 03/15/10                                    190             186
Morgan Stanley
   3.625% due 04/01/08                                    195             191
   3.875% due 01/15/09                                  1,050           1,023
   5.614% due 01/22/09 (E)                                400             400
   5.625% due 01/09/12                                    690             697
   4.750% due 04/01/14                                    280             266
   5.375% due 10/15/15                                    415             409
   5.824% due 10/18/16 (E)                                220             221
   Series MTN (E)
   5.450% due 01/15/10                                    300             300
Motorola, Inc.
   5.220% due 10/01/97                                  1,100             848
Natexis Ambs Co. LLC (f)(p)
   8.440% due 12/29/49                                    270             280
National Rural Utilities Cooperative Finance
   Corp.
   5.750% due 08/28/09                                  2,555           2,582
News America Holdings, Inc.
   7.750% due 12/01/45                                    185             210
   7.900% due 12/01/95                                    230             258
   8.250% due 10/17/96                                     75              88
News America, Inc.
   6.200% due 12/15/34                                     55              53
   Series WI
   6.400% due 12/15/35                                  3,150           3,137
Nisource Finance Corp.
   7.875% due 11/15/10                                    520             560
Norfolk Southern Corp.
   6.200% due 04/15/09                                    845             858
   7.050% due 05/01/37                                    310             351

 78  Diversified Bond Fund

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   7.900% due 05/15/97                                  1,175           1,427
   6.000% due 03/15/05                                    565             526
Northern States Power Co.
   Series B
   8.000% due 08/28/12                                  1,615           1,811
Occidental Petroleum Corp.
   9.250% due 08/01/19                                    185             241
Ohio Power Co. (N)
   Series F
   5.500% due 02/15/13                                     35              35
ONEOK Partners, LP
   6.650% due 10/01/36                                    725             746
Owens Corning, Inc. (p)
   6.500% due 12/01/16                                  1,080           1,096
Pacific Gas & Electric Co.
   3.600% due 03/01/09                                    195             188
   4.200% due 03/01/11                                  1,005             961
   6.050% due 03/01/34                                    650             650
Pemex Project Funding Master Trust
   7.375% due 12/15/14                                  1,600           1,732
   5.750% due 12/15/15 (N)                                300             293
   Series WI
   6.625% due 06/15/35                                    390             388
Progress Energy, Inc.
   7.100% due 03/01/11                                    228             242
   5.625% due 01/15/16                                    210             209
   7.750% due 03/01/31                                    170             204
   7.000% due 10/30/31                                    110             122
ProLogis
   5.625% due 11/15/15                                  2,010           1,993
Prudential Financial, Inc.
   5.100% due 12/14/11                                  1,455           1,436
Rabobank Capital Funding II (f)(A)
   5.260% due 12/31/49                                     30              29
Rabobank Capital Funding Trust (f)(A)
   5.254% due 12/29/49                                     60              58
RBS Capital Trust III (f)
   5.512% due 09/29/49                                    820             805
Regions Financial Corp.
   4.500% due 08/08/08                                  1,625           1,603
Residential Capital LLC
   6.125% due 11/21/08                                    350             351
   6.000% due 02/22/11                                  1,345           1,338
RR Donnelley & Sons Co.
   6.125% due 01/15/17                                  1,795           1,790
Safeway, Inc. (N)
   7.250% due 02/01/31                                     60              64
SBC Communications, Inc.
   6.150% due 09/15/34                                    300             295
Sigma Finance, Inc. (E)(A)
   8.500% due 08/11/16                                    970             970
Simon Property Group, LP
   4.600% due 06/15/10                                  1,350           1,316
   4.875% due 08/15/10                                  1,450           1,424

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   5.750% due 12/01/15                                  3,685           3,720
   6.100% due 05/01/16                                  1,415           1,462
SLM Corp.
   Series MTNA
   4.000% due 01/15/09                                  1,675           1,634
   5.517% due 07/27/09 (E)                                600             601
Societe Generale (E)
   Series CD
   5.299% due 06/30/08                                  1,800           1,800
Southern California Edison Co. (E)
   5.566% due 02/02/09                                    600             601
Sovereign Bank
   5.125% due 03/15/13                                    445             432
Sprint Capital Corp.
   8.375% due 03/15/12                                    120             133
   6.875% due 11/15/28                                    390             388
   8.750% due 03/15/32                                    950           1,128
Sprint Nextel Corp.
   6.000% due 12/01/16                                  5,000           4,861
State Street Bank & Trust Co. (N)
   Series BKNT
   5.300% due 01/15/16                                    250             246
Suntrust Bank (N)
   5.000% due 09/01/15                                  2,540           2,447
SunTrust Capital VIII
   6.100% due 12/01/66                                    790             767
Time Warner Entertainment Co., LP
   Series *
   8.375% due 07/15/33                                  1,980           2,410
Time Warner, Inc.
   6.875% due 05/01/12                                    610             645
   5.875% due 11/15/16                                  1,160           1,157
   7.700% due 05/01/32                                    165             187
TXU Corp.
   Series P
   5.550% due 11/15/14                                    150             141
   Series R
   6.550% due 11/15/34                                    640             586
TXU Electric Delivery Co.
   6.375% due 05/01/12                                     25              26
TXU Energy Co. LLC
   7.000% due 03/15/13                                    545             570
Unicredito Italiano NY (E)
   Series YCD
   5.370% due 05/29/08                                  1,100           1,098
Unilever Capital Corp.
   5.900% due 11/15/32                                    325             324

                                                       Diversified Bond Fund  79

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Union Pacific Corp.
   3.625% due 06/01/10                                    625             587
United Technologies Corp.
   5.400% due 05/01/35                                     80              76
UnitedHealth Group, Inc.
   5.250% due 03/15/11                                    305             304
US Bancorp
   5.300% due 04/28/09                                  1,980           1,981
US Bank NA
   5.700% due 12/15/08                                     70              70
USB Capital IX (f)
   6.189% due 04/15/49                                    100             102
Verizon Communications, Inc. (N)
   5.350% due 02/15/11                                  1,120           1,118
Verizon Global Funding Corp.
   7.375% due 09/01/12                                    130             142
   5.850% due 09/15/35                                    700             662
Verizon Maryland, Inc.
   Series A
   6.125% due 03/01/12                                    505             516
Verizon Virginia, Inc. (N)
   Series A
   4.625% due 03/15/13                                  1,165           1,097
Viacom, Inc.
   5.750% due 04/30/11                                    360             360
Wachovia Bank NA
   Series BKNT
   5.356% due 06/27/08 (E)                                800             800
   5.800% due 12/01/08                                    340             343
   Series DPNT (E)
   5.406% due 03/23/09                                  1,500           1,500
Wachovia Capital Trust III (f)
   5.800% due 03/15/42                                    350             352
Wachovia Corp.
   5.410% due 12/01/09 (E)                                100             100
   5.506% due 10/15/11 (E)                              1,800           1,802
   5.700% due 08/01/13                                  3,195           3,243
   5.250% due 08/01/14                                    725             713
Wal-Mart Stores, Inc. (E)
   5.265% due 06/16/08                                  1,900           1,898
Waste Management, Inc.
   6.375% due 11/15/12                                    835             868
WellPoint, Inc.
   5.850% due 01/15/36                                    190             185
Wells Fargo & Co.
   5.460% due 09/15/09 (E)                              2,900           2,905
   5.300% due 08/26/11                                  1,350           1,352
   4.950% due 10/16/13                                    240             232
Wells Fargo Bank NA
   5.750% due 05/16/16                                    425             432
Wells Fargo Capital X
   5.950% due 12/15/86                                    200             197

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Westpac Banking Corp. (E)
   Series DPNT
   5.280% due 06/06/08                                    500             500
Weyerhaeuser Co.
   6.750% due 03/15/12                                  1,675           1,760
Wyeth
   6.950% due 03/15/11                                  2,850           3,014
   5.500% due 03/15/13                                    130             130
   5.500% due 02/01/14                                     85              85
XTO Energy, Inc.
   7.500% due 04/15/12                                    210             227
Zurich Capital Trust I (p)
   8.376% due 06/01/37                                    600             628
                                                                 ------------
                                                                      349,853
                                                                 ------------

International Debt - 3.6%
Abbey National PLC (f)
   6.700% due 06/29/49                                    550             557
Aiful Corp. (A)
   5.000% due 08/10/10                                    300             290
Anadarko Finance Co.
   Series B
   7.500% due 05/01/31                                    770             857
ANZ National International, Ltd. (E)(p)
   5.415% due 08/07/09                                  2,800           2,798
AXA SA
   8.600% due 12/15/30                                    125             161
Banco Mercantil del Norte SA (A)
   6.862% due 10/13/21                                    690             697
British Telecommunications PLC
   9.125% due 12/15/30                                    215             295
C10 Capital SPV, Ltd. (f)(p)
   6.722% due 12/01/49                                    600             595
China Development Bank
   5.000% due 10/15/15                                    100              97
CIT Group Funding Co. of Canada (N)
   5.600% due 11/02/11                                    310             311
Conoco Funding Co.
   6.350% due 10/15/11                                  1,330           1,385
Crest, Ltd. (p)
   Series 2003-2A Class C2
   5.709% due 12/28/38                                  2,130           2,082
Deutsche Telekom International Finance BV
   8.000% due 06/15/10                                    710             765
   5.750% due 03/23/16                                    300             295
   8.250% due 06/15/30                                    255             312

 80  Diversified Bond Fund

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
DNB Nor Bank ASA (E)(p)
   5.430% due 10/13/09                                    800             800
Egypt Government AID Bonds
   4.450% due 09/15/15                                    915             871
Eksportfinans ASA
   5.500% due 05/25/16                                    610             623
Export-Import Bank of China (p)
   4.875% due 07/21/15                                    640             613
Export-Import Bank of Korea
   4.125% due 02/10/09 (p)                                290             283
   5.125% due 02/14/11                                    235             232
Falconbridge, Ltd.
   6.000% due 10/15/15                                    730             744
Gaz Capital for Gazprom (A)
   6.212% due 11/22/16                                  1,850           1,827
Glitnir Banki HF (A)
   6.693% due 06/15/16                                    570             589
Harborview NIMs Corp. (p)
   Series 2006-9A Class N1
   6.409% due 10/19/36                                    532             532
HBOS PLC (f)(N)(p)
   5.920% due 09/29/49                                    100              98
HBOS Treasury Services PLC (E)(p)
   Series MTN
   5.420% due 07/17/09                                  1,300           1,301
HSBC Holdings PLC
   6.500% due 05/02/36                                    500             533
Ispat Inland ULC
   9.750% due 04/01/14                                  1,160           1,294
Kaupthing Bank Hf (A)
   5.750% due 10/04/11                                    110             110
   7.125% due 05/19/16                                  1,730           1,827
Klio Funding, Ltd. (E)(p)
   Series 2004-1A Class A1
   5.918% due 04/23/39                                  2,180           2,194
Korea Electric Power Corp. (p)
   5.125% due 04/23/34                                    145             142
Mexico Government International Bond
   5.625% due 01/15/17                                     26              26
   Series MTNA
   6.750% due 09/27/34                                    992           1,051
Mizuho Financial Group Cayman, Ltd. (p)
   5.790% due 04/15/14                                    445             445
MUFG Capital Finance 1, Ltd. (f)
   6.346% due 07/25/49                                    270             272
Newcastle CDO, Ltd. (p)
   Series 2004-4A Class 3FX
   5.110% due 03/24/39                                  1,090           1,025
Petrobras International Finance Co.
   6.125% due 10/06/16                                    550             552
Petroleum Export, Ltd. (p)
   5.265% due 06/15/11                                     89              86

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Province of Quebec Canada
   5.000% due 07/17/09 (N)                                 40              40
   Series PJ
   6.125% due 01/22/11                                  1,520           1,569
Ras Laffan Liquefied Natural Gas Co., Ltd. II
   (p)
   5.298% due 09/30/20                                    600             568
Ras Laffan Liquefied Natural Gas Co., Ltd. III
   (p)
   5.838% due 09/30/27                                    300             284
Resona Bank, Ltd. (f)(p)
   5.850% due 09/29/49                                    575             559
Resona Preferred Global Securities Cayman, Ltd.
   (f)(A)
   7.191% due 12/29/49                                    375             392
Royal Bank of Scotland PLC (E)
   5.424% due 07/21/08 (p)                                800             800
   5.760% due 07/06/12                                  3,300           3,302
Royal KPN NV
   8.000% due 10/01/10                                    730             784
Russia Government International Bond
   5.000% due 03/31/30 (p)                                775             860
   Series REGS
   5.000% due 03/31/30                                  1,690           1,884
Santander Financial Issuances
   6.375% due 02/15/11                                    120             124
Santander US Debt SA Unipersonal (E)(p)
   5.450% due 09/19/08                                  4,300           4,306
Sanwa Finance Aruba AEC
   8.350% due 07/15/09                                    510             541
Shinsei Finance Cayman, Ltd. (f)(A)
   6.418% due 01/29/49                                    660             656
Siemens Financieringsmaatschappij NV (p)
   5.424% due 08/14/09 (E)                              1,500           1,500
   5.750% due 10/17/16                                  1,445           1,454
   6.125% due 08/17/26                                  2,960           3,007
SMFG Preferred Capital USD 1, Ltd. (f)(p)
   6.078% due 01/29/49                                  1,400           1,377
Sumitomo Mitsui Banking Corp. (f)(p)
   5.625% due 07/29/49                                    200             195
Systems 2001 AT LLC (p)
   7.156% due 12/15/11                                    173             178
Talisman Energy, Inc.
   6.250% due 02/01/38                                  3,350           3,185

                                                       Diversified Bond Fund  81

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Telecom Italia Capital SA
   5.970% due 07/18/11 (E)                              1,100           1,101
   5.250% due 10/01/15                                  3,110           2,886
Telefonica Emisiones SAU (E)
   5.665% due 06/19/09                                  1,000           1,001
Telefonica Europe BV
   7.750% due 09/15/10                                  2,175           2,332
Telefonos de Mexico SA de CV
   4.500% due 11/19/08                                    495             486
TELUS Corp.
   8.000% due 06/01/11                                  1,180           1,284
TNK-BP Finance SA (A)
   Series 144a
   7.500% due 07/18/16                                    430             449
Transocean, Inc. (E)
   5.591% due 09/05/08                                    800             801
Tyco International Group SA
   6.750% due 02/15/11                                    885             935
   6.375% due 10/15/11                                    445             467
   6.000% due 11/15/13                                    905             945
   7.000% due 06/15/28                                     40              47
   6.875% due 01/15/29                                    120             139
UFJ Finance Aruba AEC
   6.750% due 07/15/13                                     60              64
Unicredit Luxembourg Finance SA (E)(p)
   5.410% due 10/24/08                                  4,100           4,100
Vale Overseas, Ltd.
   6.250% due 01/11/16                                    265             266
   6.250% due 01/23/17 (N)                              1,785           1,788
   6.875% due 11/21/36                                    930             946
Vodafone Group PLC
   5.750% due 03/15/16                                    270             269
VTB Capital SA (E)(p)
   5.970% due 08/01/08                                    800             801
WEA Finance LLC/WCI Finance LLC (p)
   5.700% due 10/01/16                                  3,420           3,424
Xstrata Finance Canada, Ltd. (p)
   5.500% due 11/16/11                                    190             189
   5.800% due 11/15/16                                    190             189
                                                                 ------------
                                                                       82,041
                                                                 ------------

Loan Agreements - 0.3%
Starbound Reinsurance, Ltd., Term Loan B
   6.900% due 03/31/08                                  6,000           6,000
                                                                 ------------

Mortgage-Backed Securities - 49.7%
Adjustable Rate Mortgage Trust (E)
   Series 2005-3 Class 8A2
   5.560% due 07/25/35                                    720             721

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
American Home Mortgage Investment Trust (E)
   Series 2004-4 Class 4A
   4.390% due 02/25/45                                    481             473
   Series 2005-2 Class 5A2
   5.470% due 09/25/35                                    749             749
   Series 2005-3 Class 3A2
   5.500% due 09/25/35                                    664             664
   Series 2005-4 Class 1A1
   5.640% due 11/25/45                                  1,686           1,693
Arcap Reit, Inc. (p)
   Series 2004-RR3 Class B
   5.040% due 09/21/45                                    460             445
Asset Backed Funding Certificates (E)
   Series 2006-OPT Class A3A
   5.380% due 11/25/36                                  1,077           1,077
Banc of America Commercial Mortgage, Inc.
   Series 2004-3 Class A3
   4.875% due 06/10/39                                  1,050           1,035
   Series 2004-4 Class A3
   4.128% due 07/10/42                                    685             664
   Series 2005-2 Class A4
   4.783% due 07/10/43                                  1,205           1,172
   Series 2005-3 Class A2
   4.501% due 07/10/43                                    610             593
   Series 2005-3 Class A4
   4.668% due 07/10/43                                  1,700           1,607
   Series 2005-5 Class A4
   5.115% due 10/10/45                                  2,225           2,165
   Series 2005-6 Class A1
   5.001% due 09/10/47                                  2,563           2,538
   Series 2005-6 Class A2
   5.165% due 09/10/47                                  1,760           1,746
   Series 2006-1 Class A4
   5.372% due 09/10/45                                    420             416
   Series 2006-3 Class A4
   5.889% due 07/10/44                                  1,420           1,455
   Series 2006-4 Class A4
   5.634% due 07/10/46                                  2,035           2,050
Banc of America Funding Corp.
   Series 2005-5 Class 1A11
   5.500% due 09/25/35                                  1,265           1,233
   Series 2005-D Class A1 (E)
   4.114% due 05/25/35                                    550             537
   Series 2006-3 Class 5A8
   5.500% due 03/25/36                                  1,130           1,115

 82  Diversified Bond Fund

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2006-A Class 3A2
   5.917% due 02/20/36                                  5,386           5,404
   Series 2006-A Class 4A1 (E)
   5.567% due 02/20/36                                  1,574           1,566
   Series 2006-B Class 7A1 (E)
   5.900% due 03/20/36                                  1,770           1,768
   Series 2006-G Class 2A1 (E)
   5.540% due 07/20/36                                  1,646           1,647
   Series 2006-G Class 2A2 (E)
   5.400% due 07/20/36                                  1,498           1,496
Banc of America Mortgage Securities, Inc.
   Series 2003-9 Class 1A12 (E)
   5.770% due 12/25/33                                  1,600           1,605
   Series 2004-1 Class 5A1
   6.500% due 09/25/33                                     38              38
   Series 2004-11 Class 2A1
   5.750% due 01/25/35                                  1,050           1,034
   Series 2005-L Class 3A1 (E)
   5.453% due 01/25/36                                    604             599
   Series 2006-2 Class A15
   6.000% due 07/25/36                                  1,284           1,293
Bank of America Alternative Loan Trust
   Series 2003-10 Class 2A2 (E)
   5.820% due 12/25/33                                    602             606
   Series 2003-2 Class CB2 (E)
   5.820% due 04/25/33                                    274             275
   Series 2006-5 Class CB17
   6.000% due 06/25/36                                    980             984
Bear Stearns Adjustable Rate Mortgage Trust
   Series 2002-11 Class 1A1
   5.625% due 02/25/33                                     39              39
   Series 2002-11 Class 1A2
   5.328% due 02/25/33                                     50              50
   Series 2003-1 Class 6A1
   5.056% due 04/25/33                                    144             144
   Series 2004-4 Class A4
   3.518% due 06/25/34                                    580             568
Bear Stearns Alt-A Trust
   Series 2005-4 Class 23A1
   5.390% due 05/25/35                                    858             857
   Series 2006-4 Class 32A1
   6.483% due 07/25/36                                  7,730           7,851
Bear Stearns Commercial Mortgage Securities
   Series 2005-PWR Class A1
   4.386% due 02/11/41                                    516             510
   Series 2006-PW1 Class A1
   5.044% due 12/01/38                                  3,515           3,476
Chase Mortgage Finance Corp.
   Series 2003-S8 Class A1
   4.500% due 09/25/18                                    722             688

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-A1 Class 2A2 (E)
   5.247% due 12/25/35                                  2,390           2,365
   Series 2006-A1 Class 1A1 (E)
   6.068% due 09/25/36                                  2,241           2,243
   Series 2006-A1 Class 4A1 (E)
   6.072% due 09/25/36                                  1,539           1,536
   Series 2006-S4 Class A3
   6.000% due 12/25/36                                  1,135           1,141
   Series 2006-S4 Class A4
   6.000% due 12/25/36                                    595             597
Citigroup Mortgage Loan Trust, Inc.
   Series 2005-11 Class A2A (E)
   4.700% due 12/25/35                                    270             266
   Series 2006-WF1 Class A2F
   5.657% due 03/01/36                                    780             767
Citigroup/Deutsche Bank Commercial Mortgage
   Trust
   Series 2006-CD3 Class A5
   5.617% due 10/15/48                                    750             754
Citimortgage Alternative Loan Trust
   Series 2006-A3 Class 1A5
   6.000% due 07/25/36                                    707             709
Commercial Mortgage Acceptance Corp.
   Series 1998-C2 Class A3
   6.040% due 09/15/30                                  4,770           4,790
Countrywide Alternative Loan Trust
   5.500% due 05/31/35                                    800             800
   Series 2004-2CB Class 1A4 (E)
   5.750% due 03/25/34                                  1,033           1,036
   Series 2005-56 Class 3A1 (E)
   5.610% due 11/25/35                                    881             883
   Series 2005-56 Class 4A1 (E)
   5.630% due 11/25/35                                  1,750           1,756
   Series 2005-59 Class 1A1 (E)
   5.680% due 11/20/35                                  2,073           2,080
   Series 2005-J12 Class 2A1 (E)
   5.620% due 11/25/35                                  1,756           1,760
   Series 2005-J13 Class 2A3
   5.500% due 11/25/35                                    383             380
   Series 2005-J8 Class 1A3
   5.500% due 07/25/35                                    940             934
   Series 2006-43C Class 1A7
   6.000% due 02/25/37                                  1,615           1,609
   Series 2006-9T1 Class A7
   6.000% due 05/25/36                                    518             521
   Series 2006-J2 Class A3
   6.000% due 04/25/36                                    771             774

                                                       Diversified Bond Fund  83

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2006-OA1 Class A1 (E)
   5.500% due 02/20/47                                    889             887
Countrywide Asset-Backed Certificates (E)
   Series 2005-IM2 Class A3
   5.620% due 01/25/36                                  3,475           3,480
Countrywide Home Loan Mortgage Pass Through
   Trust
   Series 2004-16 Class 1A1 (E)
   5.720% due 09/25/34                                    861             865
   Series 2005-3 Class 1A2 (E)
   5.640% due 04/25/35                                    143             143
   Series 2005-3 Class 1A3 (E)
   5.590% due 04/25/35                                    407             407
   Series 2005-R3 Class AF (p)(E)(A)
   5.720% due 09/25/35                                  1,743           1,753
   Series 2006-HYB Class 2A1A
   5.758% due 05/20/36                                  1,123           1,127
Credit Suisse First Boston Mortgage Securities
   Corp.
   Series 2003-C5 Class A1
   3.093% due 12/15/36                                    403             399
   Series 2004-C1 Class A3
   4.321% due 01/15/37                                  1,096           1,053
   Series 2005-C4 Class A3
   5.120% due 08/15/38                                  6,620           6,518
   Series 2005-C6 Class A1
   4.938% due 12/15/40                                  1,613           1,596
   Series 2005-C6 Class A4
   5.230% due 12/15/40                                  1,825           1,789
Credit Suisse Morgan Stanley Commercial Mortgage
   Trust (E)(p)
   Series 2006-HC1 Class A1
   5.540% due 05/15/23                                  1,970           1,970
Credit Suisse Mortgage Capital Certificates
   Series 2006-C1 Class A1
   4.367% due 07/15/10                                    520             509
   Series 2006-C1 Class AAB
   5.556% due 02/15/39                                  1,305           1,310
   Series 2006-C2 Class A1
   5.250% due 03/15/39                                  1,145           1,139
   Series 2006-C2 Class A2
   5.659% due 03/15/39                                  1,185           1,200
   Series 2006-C4 Class A1
   4.771% due 09/15/39                                  3,287           3,232
   Series 2006-C4 Class A3
   5.467% due 09/15/39                                  1,710           1,701
   Series 2006-TF2 Class SVA1 (p)(E)
   5.580% due 10/15/21                                  3,890           3,890
   Series 2006-TFL Class A1 (p)(E)
   5.470% due 04/15/21                                  1,787           1,787

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
CS First Boston Mortgage Securities Corp.
   Series 1998-C2 Class A2
   6.300% due 11/15/30                                    412             416
Deutsche ALT-A Securities, Inc. Alternate Loan
   Trust
   Series 2005-AR1 Class 2A3
   5.010% due 08/25/35                                  1,145           1,152
DLJ Commercial Mortgage Corp.
   Series 1998-CF1 Class A1B
   6.410% due 02/18/31                                    688             691
Downey Savings & Loan Association Mortgage Loan
   Trust (E)
   Series 2004-AR3 Class 1A1B
   7.141% due 07/19/44                                    292             294
Fannie Mae
   7.000% due 2008                                          6               6
   7.000% due 2009                                         17              17
   7.000% due 2011                                          9               9
   8.000% due 2011                                          2               2
   5.363% due 2012                                        833             828
   7.000% due 2012                                          3               4
   6.500% due 2013                                         24              25
   5.500% due 2014                                         29              29
   6.500% due 2015                                         19              19
   7.000% due 2015                                         11              11
   5.500% due 2016                                          6               6
   6.000% due 2016                                         64              64
   6.500% due 2016                                        110             112
   9.000% due 2016                                          2               3
   5.000% due 2017                                      1,630           1,598
   5.500% due 2017                                        867             866
   6.000% due 2017                                        165             168
   6.500% due 2017                                        430             440
   8.000% due 2017                                         38              40
   8.500% due 2017                                          5               6
   4.500% due 2018                                      4,742           4,559
   5.000% due 2018                                      1,900           1,860
   5.500% due 2018                                      1,187           1,183
   6.500% due 2018                                        318             329
   4.500% due 2019                                      4,654           4,471
   5.000% due 2019                                     10,940          10,713
   6.500% due 2019                                        142             144
   4.000% due 2020                                      6,111           5,717
   4.500% due 2020                                      9,571           9,190
   5.000% due 2020                                      9,525           9,327
   6.500% due 2020                                         55              57
   8.000% due 2020                                          6               6

 84  Diversified Bond Fund

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   4.000% due 2021                                        180             169
   4.500% due 2021                                        895             859
   5.000% due 2021                                      3,246           3,175
   6.000% due 2021                                        978             989
   6.000% due 2021                                      1,431           1,448
   6.500% due 2022                                         80              82
   8.000% due 2024                                         92              96
   7.000% due 2025                                          7               7
   8.500% due 2025                                          4               4
   7.000% due 2026                                          4               5
   6.500% due 2028                                        399             407
   7.000% due 2028                                        354             365
   6.500% due 2029                                      1,334           1,367
   6.500% due 2030                                        193             198
   8.000% due 2030                                        166             176
   6.500% due 2031                                        744             761
   6.000% due 2032                                      1,382           1,392
   6.500% due 2032                                      2,254           2,307
   7.000% due 2032                                        878             900
   3.905% due 2033 (E)                                    806             795
   4.500% due 2033                                      1,565           1,461
   4.681% due 2033 (E)                                    468             470
   5.000% due 2033                                     11,418          10,986
   5.500% due 2033                                     35,831          35,336
   6.000% due 2033                                      2,282           2,296
   6.500% due 2033                                      1,339           1,366
   7.000% due 2033                                        373             384
   4.500% due 2034                                        751             700
   5.000% due 2034                                     15,993          15,380
   5.500% due 2034                                     35,527          35,019
   6.000% due 2034                                     11,155          11,221
   6.500% due 2034                                      2,100           2,140
   4.500% due 2035                                      6,941           6,468
   5.000% due 2035                                     18,066          17,348
   5.500% due 2035                                     79,730          78,510
   6.000% due 2035                                     10,720          10,775
   6.500% due 2035                                        132             135
   6.665% due 2035 (E)                                    847             875
   6.666% due 2035 (E)                                    330             342
   6.671% due 2035 (E)                                    417             431
   6.811% due 2035 (E)                                    337             348
   4.500% due 2036                                         54              50
   5.000% due 2036                                      9,416           9,039
   5.500% due 2036                                      2,926           2,875
   6.000% due 2036                                     14,311          14,356
   6.500% due 2036                                      7,219           7,337
   7.000% due 2036                                        130             133
   6.027% due 2044 (E)                                    324             326
   Series 1992-10 Class ZD
   8.000% due 11/25/21                                    439             441
   Series 1993-134 Class H
   6.500% due 08/25/08                                    564             565
   Series 1999-56 Class Z
   7.000% due 12/18/29                                    492             509

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-32 Class FH (E)
   5.720% due 11/25/22                                    927             936
   Series 2003-337 Class 1
   Principal Only STRIP
   Zero Coupon due 07/01/33                             1,211             877
   Series 2003-343 Class 6
   Interest Only STRIP
   5.000% due 10/01/33                                  1,190             267
   Series 2003-78 Class FI (E)
   5.720% due 01/25/33                                    873             877
   Series 2004-21 Class FL (E)
   5.670% due 11/25/32                                    456             457
   Series 2005-65 Class FP (E)
   6.000% due 08/25/35                                    665             665
   Series 2006-369 Class 8
   Interest Only STRIP
   5.500% due 04/01/36                                    955             233
   15 Year TBA (I)
   4.500%                                               1,710           1,641
   5.000%                                              13,000          12,716
   5.500%                                               7,660           7,627
   6.000%                                                 400             404
   30 Year TBA (I)
   4.500%                                               2,645           2,462
   5.000%                                              63,095          60,532
   5.500%                                              49,820          48,994
   6.000%                                              62,345          62,556
   6.500%                                              29,205          29,689
Fannie Mae Grantor Trust
   Series 2001-T6 Class B
   6.088% due 05/25/11                                  1,150           1,187
Fannie Mae REMICS (E)
   Series 2006-118 Class A1
   5.380% due 12/25/36                                    596             595
   Series 2006-5 Class 3A2
   4.677% due 05/25/35                                    200             197
Fannie Mae Whole Loan
   Series 2003-W1 Class 1A1
   6.500% due 12/25/42                                     75              76
First Horizon Alternative Mortgage Securities
   Series 2006-AA5 Class A2 (E)
   6.626% due 09/25/36                                    747             761
   Series 2006-FA3 Class A6
   6.000% due 07/25/36                                    655             660

                                                       Diversified Bond Fund  85

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
First Horizon Asset Securities, Inc. (E)
   Series 2005-AR5 Class 3A1
   5.527% due 10/25/35                                    284             283
Freddie Mac
   8.000% due 2008                                          1               1
   8.500% due 2008                                          1               1
   4.750% due 2009 (N)                                  5,220           5,174
   4.500% due 2013 (N)                                  1,755           1,700
   9.000% due 2016                                         39              44
   4.500% due 2018                                         94              90
   5.000% due 2018                                        558             546
   5.000% due 2019                                        663             649
   4.500% due 2020                                        521             500
   4.500% due 2021                                        746             715
   5.500% due 2033                                        613             605
   5.000% due 2034                                        814             783
   4.642% due 2034 (E)                                    472             475
   5.000% due 2035                                      7,937           7,627
   5.000% due 2036                                      4,536           4,359
   5.971% due 2036 (E)                                    580             587
   6.000% due 2036                                        684             684
   6.304% due 2036 (E)                                  1,200           1,206
   Series 1991-105 Class G
   7.000% due 03/15/21                                     45              45
   Series 2001-229 Class KF (E)
   5.570% due 07/25/22                                    604             589
   Series 2003-262 Class AB
   2.900% due 11/15/14                                    823             797
   Series 2004-277 Class UF (E)
   5.620% due 06/15/33                                  1,135           1,137
   Series 2004-281 Class DF (E)
   5.770% due 06/15/23                                    333             335
   Series 2005-292 Class IG
   5.000% due 04/15/23                                    447              71
   Series 2005-294 Class FA (E)
   5.490% due 03/15/20                                    650             649
   Series 2005-305 Class JF (E)
   5.650% due 10/15/35                                    728             729
   15 Year TBA (I)
   5.000%                                               5,100           4,985
   30 Year TBA (I)
   5.000%                                              19,800          19,014
   5.500%                                              29,105          28,641
   6.000%                                              25,170          25,264
Freddie Mac Gold
   7.000% due 2008                                         11              12
   8.000% due 2009                                          6               6
   7.000% due 2010                                          7               7
   8.000% due 2010                                          1               1
   6.000% due 2011                                        247             249
   7.000% due 2011                                          4               4

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   8.000% due 2011                                         13              14
   6.000% due 2012                                          6               6
   8.000% due 2012                                          6               6
   7.000% due 2014                                         60              62
   12.000% due 2014                                        10              11
   6.000% due 2016                                          9               9
   6.000% due 2017                                        330             335
   8.000% due 2017                                         16              17
   4.500% due 2018                                      1,657           1,592
   5.000% due 2018                                        454             444
   4.500% due 2019                                        636             611
   5.000% due 2019                                        420             411
   5.500% due 2019                                        884             880
   4.500% due 2020                                        781             750
   5.000% due 2020                                        670             656
   5.500% due 2020                                      2,863           2,852
   9.000% due 2024                                          5               6
   6.500% due 2025                                          5               5
   8.500% due 2025                                         22              24
   9.000% due 2025                                          8               9
   9.000% due 2026                                          1               1
   8.500% due 2027                                         94             100
   6.500% due 2029                                        168             171
   7.188% due 2030 (E)                                      5               5
   6.500% due 2031                                      1,483           1,518
   5.500% due 2032                                      4,747           4,685
   6.000% due 2032                                        207             208
   7.000% due 2032                                        265             271
   5.000% due 2033                                        590             568
   5.500% due 2033                                      7,138           7,043
   6.000% due 2033                                        307             309
   6.500% due 2033                                        601             613
   4.500% due 2034                                        199             185
   5.000% due 2034                                      3,268           3,147
   5.500% due 2034                                      4,963           4,895
   6.000% due 2034                                      1,160           1,166
   6.500% due 2034                                        211             215
   5.000% due 2035                                        888             854
   5.500% due 2035                                      1,015           1,001
   5.000% due 2036                                      3,807           3,658
Freddie Mac Reference REMIC
   Series 2006-R00 Class AK
   5.750% due 12/15/18                                    824             823
   Series 2006-R00 Class FK (E)
   5.720% due 07/15/23                                  1,993           2,003

 86  Diversified Bond Fund

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Freddie Mac REMICS
   Series 2003-256 Class FJ (E)
   5.720% due 02/15/33                                    686             692
   Series 2003-269 Class FE (E)
   5.920% due 12/15/28                                    952             960
   Series 2004-277 Class KE
   3.500% due 12/15/17                                    471             467
   Series 2005-299 Class KF (E)
   5.720% due 06/15/35                                    391             392
   Series 2006-314 Class LF (E)
   5.620% due 05/15/36                                    600             601
   Series 2006-323 Class PA
   6.000% due 03/15/26                                  1,215           1,227
GE Capital Commercial Mortgage Corp.
   Series 2005-C1 Class A1
   4.012% due 06/10/48                                    560             549
   Series 2005-C1 Class A5
   4.772% due 06/10/48                                    620             591
   Series 2006-C1 Class A4
   5.339% due 03/10/44                                  1,250           1,240
Ginnie Mae
   30 Year TBA (I)
   5.500%                                              10,670          10,560
   6.000%                                               3,100           3,129
   6.500%                                               4,000           4,091
Ginnie Mae I
   6.500% due 2008                                          4               4
   6.500% due 2009                                        105             106
   7.000% due 2011                                          1               1
   9.500% due 2016                                          1               1
   10.500% due 2020                                        12              13
   8.000% due 2022                                         25              26
   8.500% due 2022                                          9              10
   9.000% due 2025                                        219             235
   8.000% due 2025                                         35              38
   7.000% due 2029                                          6               6
   8.000% due 2030                                        350             372
   8.500% due 2030                                          6               6
   7.000% due 2031                                        378             391
   8.000% due 2031                                          2               2
   7.000% due 2032                                         11              11
   8.000% due 2032                                         16              17
   5.000% due 2033                                      3,821           3,694
   5.000% due 2035                                        671             648
   6.000% due 2035                                      5,537           5,591
Ginnie Mae II
   5.125% due 2023 (E)                                    283             285
   5.375% due 2023 (E)                                    191             192
   5.375% due 2024 (E)                                     48              48
   4.500% due 2035                                        974             907

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc.
   Series 2001-C1 Class A2
   6.465% due 04/15/34                                    760             786
   Series 2005-C1 Class A2
   4.471% due 05/10/43                                    605             589
GMAC Mortgage Corp. Loan Trust
   Series 2005-AR6 Class 3A1
   5.299% due 11/19/35                                  1,008             998
   Series 2006-AR1 Class 1A1 (E)
   5.627% due 03/19/36                                  2,408           2,401
Government National Mortgage Association (E)
   Series 1999-40 Class FE
   5.870% due 11/16/29                                    615             620
Greenpoint Mortgage Funding Trust (E)
   Series 2006-AR5 Class A1A
   5.430% due 10/25/46                                  2,820           2,821
   Series 2006-AR6 Class A1A
   5.430% due 10/25/46                                  1,093           1,093
   Series 2006-AR8 Class 1A1A
   5.430% due 01/25/47                                    900             900
Greenwich Capital Commercial Funding Corp.
   Series 2004-GG1 Class A7
   5.317% due 06/10/36                                  1,885           1,866
   Series 2005-GG3 Class A1
   3.919% due 08/10/42                                    820             805
   Series 2005-GG5 Class A41
   5.243% due 04/10/37                                    525             520
   Series 2006-RR1 Class A1 (p)
   5.781% due 03/18/49                                    855             866
GS Mortgage Securities Corp. II
   Series 1998-C1 Class A2
   6.620% due 10/18/30                                  1,276           1,289
   Series 2005-GG4 Class AABA
   4.680% due 07/10/39                                    800             771
   Series 2006-FL8 Class A1 (p)(E)
   5.420% due 06/06/20                                  3,350           3,350
   Series 2006-GG6 Class A4
   5.553% due 04/10/38                                    420             421
   Series 2006-GG8 Class AAB
   5.535% due 11/10/39                                    805             806
GSMPS Mortgage Loan Trust (E)(p)
   Series 2004-4 Class 1AF
   5.750% due 06/25/34                                  1,484           1,492
Harborview Mortgage Loan Trust
   Series 2004-4 Class 3A (E)
   2.975% due 06/19/34                                  2,262           2,258

                                                       Diversified Bond Fund  87

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-14 Class 3A1A
   5.320% due 12/19/35                                    289             288
   Series 2005-2 Class 2A1A (E)
   5.570% due 05/19/35                                    239             239
   Series 2006-14 Class 2A1A (E)
   5.470% due 02/19/37                                  4,792           4,792
   Series 2006-2 Class 1A
   5.454% due 02/25/36                                    738             750
   Series 2006-3 Class 1A1A (E)
   6.445% due 06/19/36                                  7,632           7,745
HSI Asset Securitization Corp. Trust (E)
   Series 2005-I1 Class 2A1
   5.470% due 11/25/35                                  1,316           1,316
Impac CMB Trust (E)
   Series 2004-3 Class 1A
   5.570% due 06/25/34                                    137             137
Impac Secured Assets CMN Owner Trust (E)
   Series 2005-2 Class A1
   5.670% due 03/25/36                                  1,848           1,854
   Series 2006-4 Class A2A
   5.400% due 01/25/37                                    880             880
Indymac Index Mortgage Loan Trust
   Series 2005-AR1 Class A2
   5.099% due 09/25/35                                    459             443
   Series 2006-AR1 Class 1A1A (E)
   5.440% due 11/25/46                                    747             747
   Series 2006-AR2 Class A2 (E)
   5.400% due 11/25/36                                    824             824
   Series 2006-AR3 Class 2A1A
   6.415% due 03/25/36                                 10,449          10,588
Indymac Loan Trust (E)
   Series 2004-L1 Class A1 (p)
   5.630% due 07/25/09                                    245             246
   Series 2005-L1 Class A
   5.550% due 06/25/10                                  1,080           1,082
   Series 2005-L2 Class A1
   5.570% due 01/25/11                                  2,770           2,775
JP Morgan Alternative Loan Trust
   Series 2006-A2 Class 1A2 (E)
   5.430% due 05/25/36                                  2,793           2,792
   Series 2006-A2 Class 3A1
   5.949% due 05/25/36                                  3,963           3,993
   Series 2006-A2 Class 5A1
   6.340% due 05/25/36                                  2,241           2,253
   Series 2006-A3 Class 1A2 (E)
   5.390% due 07/25/36                                  1,661           1,659
   Series 2006-A4 Class A4 (E)
   5.576% due 08/25/36                                  1,351           1,350
   Series 2006-A6 Class 1A2 (E)
   5.390% due 11/25/36                                  2,059           2,057
   Series 2006-S4 Class A1B (E)
   5.430% due 12/25/36                                  4,090           4,093

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2003-CB7 Class A3
   4.449% due 01/12/38                                  1,250           1,208
   Series 2004-LN2 Class A1
   4.475% due 07/15/41                                    838             811
   Series 2005-CB1 Class A1
   4.520% due 08/12/37                                  1,263           1,244
   Series 2005-CB1 Class A2
   5.247% due 01/12/43                                  3,515           3,494
   Series 2005-CB1 Class A4
   4.895% due 09/12/37                                     80              77
   Series 2005-FL1 Class A1 (p)(E)
   5.600% due 02/15/19                                  1,128           1,128
   Series 2005-LDP Class A1
   5.035% due 12/15/44                                  4,380           4,339
   4.116% due 03/15/46                                    593             583
   Series 2005-LDP Class A3
   4.959% due 08/15/42                                    915             892
   5.208% due 12/15/44                                  4,355           4,312
   Series 2005-LDP Class A3A1
   4.871% due 10/15/42                                  2,590           2,529
   Series 2005-LDP Class A4
   4.918% due 10/15/42                                    900             863
   5.179% due 12/15/44                                  1,940           1,908
   Series 2006-CB1 Class A1
   5.279% due 12/12/43                                  1,009           1,006
   Series 2006-CB1 Class A3A (p)
   5.491% due 12/12/44                                  1,875           1,879
   Series 2006-CB1 Class A4
   5.814% due 06/12/43                                    985           1,006
   5.429% due 12/12/43                                  1,780           1,760
   5.481% due 12/12/44                                    630             628
   5.817% due 05/12/45                                  2,370           2,373
   Series 2006-CB1 Class ASB
   5.506% due 12/12/44                                    500             500
   Series 2006-FL1 Class A1A (p)(E)
   5.440% due 02/15/20                                  3,494           3,494
   Series 2006-LDP Class A1S
   5.179% due 05/15/47                                  7,423           7,372
   Series 2006-LDP Class A4
   5.876% due 04/15/45                                  3,910           4,032
   5.561% due 05/15/45                                  1,160           1,148
JP Morgan Mortgage Trust
   Series 2005-A2 Class 3A1
   4.906% due 04/25/35                                  1,476           1,457

 88  Diversified Bond Fund

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-A3 Class 6A1
   4.909% due 06/25/35                                  2,135           2,110
   Series 2005-A6 Class 2A2
   4.977% due 08/25/35                                  1,474           1,456
   Series 2006-A2 Class 1A1
   5.468% due 04/25/36                                  2,314           2,300
   Series 2006-A6 Class 3A1
   6.162% due 10/25/36                                  1,956           1,939
   Series 2007-A1 Class 3A2 (E)
   5.012% due 07/25/35                                  7,045           6,972
LB-UBS Commercial Mortgage Trust
   Series 2001-C3 Class A1
   6.058% due 06/15/20                                    167             169
   Series 2003-C3 Class A1
   2.599% due 05/15/27                                    648             631
   Series 2004-C2 Class A1
   2.946% due 03/15/29                                  1,714           1,645
   Series 2004-C4 Class A3
   4.983% due 06/15/29                                  1,455           1,447
   Series 2005-C3 Class A5
   4.739% due 07/15/30                                    480             456
   Series 2005-C3 Class AAB
   4.664% due 07/15/30                                    600             578
   Series 2006-C4 Class A4
   5.899% due 06/15/38                                    430             444
Lehman Brothers Floating Rate Commercial
   Mortgage Trust (E)(p)
   Series 2006-LLF Class A1
   5.400% due 09/15/21                                    639             639
Lehman Mortgage Trust
   Series 2005-3 Class 1A3
   5.500% due 01/25/36                                  1,594           1,594
Lehman XS Trust (E)
   Series 2005-5N Class 1A1
   5.650% due 11/25/35                                  1,334           1,337
Mach One Trust Commercial Mortgage-Backed (p)
   Series 2004-1A Class A3
   5.220% due 05/28/40                                  1,480           1,443
Mastr Adjustable Rate Mortgages Trust
   Series 2006-2 Class 3A1
   4.848% due 01/25/36                                  1,216           1,199
Mastr Alternative Loans Trust
   Series 2003-4 Class B1
   5.664% due 06/25/33                                    476             477
   Series 2004-10 Class 5A6
   5.750% due 09/25/34                                    690             677
Mastr Asset Securitization Trust
   Series 2003-11 Class 6A8 (E)
   5.820% due 12/25/33                                  1,045           1,050
   Series 2003-7 Class 4A35 (E)
   5.720% due 09/25/33                                  1,087           1,088

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2004-4 Class 2A2 (E)
   5.770% due 04/25/34                                    441             441
   Series 2005-2 Class 1A1
   5.250% due 11/25/35                                  1,744           1,716
Mastr Reperforming Loan Trust (A)
   Series 2005-1 Class 1A1
   6.000% due 08/25/34                                    762             761
Merrill Lynch Floating Trust (E)(p)
   Series 2006-1 Class A1
   5.420% due 06/15/22                                  3,903           3,903
Merrill Lynch Mortgage Trust
   Series 2004-MKB Class A2
   4.353% due 02/12/42                                    925             903
   Series 2005-LC1 Class A1
   5.017% due 01/12/44                                  1,567           1,553
   Series 2005-LC1 Class A2
   5.202% due 01/12/44                                  1,795           1,782
   Series 2005-MKB Class A1
   4.446% due 09/12/42                                  1,130           1,111
   Series 2006-C1 Class A4
   5.844% due 05/12/39                                    900             914
Merrill Lynch/Countrywide Commercial Mortgage
   Trust
   Series 2006-3 Class A2
   5.291% due 07/12/46                                  1,975           1,963
   Series 2006-4 Class A1
   3.642% due 12/12/49                                  1,602           1,535
MLCC Mortgage Investors, Inc. (E)
   Series 2004-HB1 Class A2
   5.771% due 04/25/29                                    189             189
Morgan Stanley Capital I
   Series 2004-HQ3 Class A1
   3.100% due 01/13/41                                    421             413
   Series 2004-RR2 Class A2 (p)
   5.450% due 10/28/33                                  1,575           1,553
   Series 2005-HQ5 Class A4
   5.168% due 01/14/42                                  1,150           1,124
   Series 2005-HQ6 Class A4A
   4.989% due 08/13/42                                    720             695
   Series 2005-IQ1 Class AAB
   5.178% due 09/15/42                                    985             972
   Series 2005-IQ9 Class A1
   3.990% due 07/15/56                                    669             654
   Series 2005-T17 Class A5
   4.780% due 12/13/41                                    285             272
   Series 2006-HQ8 Class A4
   5.388% due 03/12/44                                  1,120           1,118
   Series 2006-HQ9 Class A4
   5.731% due 07/20/44                                    820             831

                                                       Diversified Bond Fund  89

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Morgan Stanley Dean Witter Capital I
   Series 2001-TOP Class A3
   6.200% due 07/15/33                                    253             253
Morgan Stanley Mortgage Loan Trust
   Series 2006-11 Class 1A6
   6.231% due 08/25/36                                    905             918
   Series 2006-3AR Class 2A3
   5.901% due 03/25/36                                    771             776
Mortgage Capital Funding, Inc.
   Series 1998-MC2 Class A2
   6.423% due 06/18/30                                  1,240           1,247
Nomura Asset Securities Corp.
   Series 1998-D6 Class A1B
   6.590% due 03/15/30                                    967             977
Novastar NIMs Trust (p)
   Series 2005-N1
   4.777% due 10/26/35                                     29              29
Popular ABS Mortgage Pass-Through Trust (E)
   Series 2006-E Class A1
   5.410% due 12/25/36                                  3,251           3,250
Prime Mortgage Trust
   Series 2004-CL1 Class 1A2 (E)
   5.720% due 02/25/34                                    100             101
   Series 2004-CL1 Class 2A2 (E)
   5.720% due 02/25/19                                     23              23
   Series 2006-DR1 Class 1A1 (A)
   5.500% due 05/25/35                                  1,834           1,818
   Series 2006-DR1 Class 1A2 (A)
   6.000% due 05/25/35                                    859             863
   Series 2006-DR1 Class 2A1 (A)
   5.500% due 05/25/35                                  3,989           3,953
   Series 2006-DR1 Class 2A2 (A)
   6.000% due 11/25/36                                  2,816           2,807
Residential Accredit Loans, Inc.
   Series 2004-QS5 Class A6 (E)
   5.950% due 04/25/34                                    177             178
   Series 2004-QS8 Class A4 (E)
   5.750% due 06/25/34                                    882             885
   Series 2005-QA1 Class A41
   5.717% due 09/25/35                                  1,091           1,084
   Series 2005-QA8 Class NB3
   5.500% due 07/25/35                                    625             624
   Series 2005-QO3 Class A1 (E)
   5.750% due 10/25/45                                  1,657           1,662
   Series 2006-QA1 Class A21
   5.994% due 01/25/36                                  3,397           3,411
   Series 2006-QO7 Class 3A2 (E)
   5.525% due 09/25/46                                  1,940           1,937
   Series 2006-QS6 Class 1A13
   6.000% due 06/25/36                                  1,810           1,816
Residential Asset Securities Corp. (E)
   Series 2003-KS4 Class AIIB
   5.640% due 06/25/33                                    213             213

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Residential Asset Securitization Trust (E)
   Series 2003-A15 Class 1A2
   5.770% due 02/25/34                                  1,029           1,032
Residential Funding Mortgage Securities I (E)
   Series 2003-S14 Class A5
   5.750% due 07/25/18                                    558             560
   Series 2003-S20 Class 1A7
   5.850% due 12/25/33                                    159             159
   Series 2003-S5 Class 1A2
   5.800% due 11/25/18                                    522             525
Sequoia Mortgage Trust (E)
   Series 2004-3 Class A
   5.306% due 04/20/34                                  1,102           1,102
Small Business Administration
   Series 1999-P10 Class 1
   7.540% due 08/10/09                                    412             426
   Series 2000-10B Class 1
   7.452% due 09/01/10                                  1,200           1,255
Small Business Administration Participation
   Certificates
   Series 2005-20G Class 1
   4.750% due 07/01/25                                  2,847           2,740
Structured Adjustable Rate Mortgage Loan Trust
   (E)
   Series 2005-19X Class 1A1
   5.670% due 10/25/35                                  1,267           1,272
Structured Asset Mortgage Investments, Inc. (E)
   Series 2006-AR6 Class 1A3
   5.510% due 07/25/36                                  2,448           2,452
Structured Asset Securities Corp.
   Series 2004-21X Class 1A3
   4.440% due 12/25/34                                  1,515           1,495
Thornburg Mortgage Securities Trust (E)
   Series 2003-2 Class A1
   5.690% due 04/25/43                                    699             700
   Series 2005-3 Class A3
   5.390% due 10/25/35                                  2,133           2,136
   Series 2006-1 Class A2
   5.500% due 01/25/36                                  2,624           2,619
   Series 2006-2 Class A1B
   5.400% due 04/25/36                                  1,398           1,396
   Series 2006-5 Class A1
   5.440% due 08/25/36                                  1,899           1,895

 90  Diversified Bond Fund

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2006-6 Class A1
   5.430% due 12/25/36                                    900             899
Wachovia Bank Commercial Mortgage Trust
   Series 2003-C9 Class A1
   3.291% due 12/15/35                                  1,106           1,077
   Series 2005-C16 Class A2
   4.380% due 10/15/41                                  1,510           1,468
   Series 2005-C17 Class A1
   4.430% due 03/15/42                                  2,924           2,877
   Series 2005-C22 Class A3
   5.286% due 12/15/44                                  2,685           2,671
   Series 2006-WL7 Class A1 (p)(E)
   5.410% due 09/15/21                                  3,023           3,023
Washington Mutual Alternative Mortgage
   Pass-Through Certificates
   Series 2005-4 Class CB11
   5.500% due 06/25/35                                    375             365
Washington Mutual, Inc.
   Series 2002-AR1 Class 1A (E)
   5.864% due 11/25/42                                    262             263
   Series 2003-S9 Class A2 (E)
   5.900% due 10/25/33                                    941             945
   Series 2004-AR1 Class A1B1 (E)
   5.665% due 11/25/34                                    105             105
   Series 2005-AR1 Class 1A1
   4.838% due 10/25/35                                    954             940
   Series 2005-AR1 Class A1A1 (E)
   5.640% due 10/25/45                                  1,720           1,722
   Series 2005-AR1 Class A1A2 (E)
   5.610% due 11/25/45                                  1,688           1,693
   5.610% due 12/25/45                                  2,903           2,912
   Series 2005-AR1 Class A1C1 (E)
   5.510% due 12/26/45                                    124             124
   Series 2005-AR6 Class B3 (E)
   6.010% due 04/25/45                                    588             587
   Series 2006-AR1 Class 2A (E)
   5.846% due 09/25/46                                    792             792
Wells Fargo Mortgage Backed Securities Trust
   Series 2006-2 Class 2A3
   5.500% due 03/25/36                                  1,219           1,213
   Series 2006-AR2 Class 2A1
   4.950% due 03/25/36                                  1,002             987
Zuni Mortgage Loan Trust (E)
   Series 2006-OA1 Class A1
   5.450% due 08/25/36                                  2,145           2,143
                                                                 ------------
                                                                    1,139,850
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Municipal Bonds - 0.2%
Badger TOB Asset Securitization Corp. Revenue
   Bonds, weekly demand
   6.375% due 06/01/32                                    700             763
Golden State Tobacco Securitization Corp.
   Revenue Bonds, weekly demand
   5.000% due 06/01/21                                    495             496
New York City Municipal Water Finance Authority
   Revenue Bonds, weekly demand
   4.750% due 06/15/38                                  1,700           1,736
Tobacco Settlement Financing Corp. Revenue
   Bonds, weekly demand
   5.500% due 06/01/26                                  1,500           1,591
                                                                 ------------
                                                                        4,586
                                                                 ------------

Non-US Bonds - 0.1%
Bundesrepublik Deutschland
   Series 04
   3.750% due 01/04/15                           EUR    1,110           1,414
Canadian Government Bond
   4.000% due 12/01/31                           CAD      155             190
Poland Government Bond
   Series 1013
   5.000% due 10/24/13                           PLN    2,970             988
Quebec Residual
   Principal Only STRIP
   Zero coupon due 12/01/36                      CAD    1,200             249
                                                                 ------------
                                                                        2,841
                                                                 ------------

United States Government Agencies - 4.1%
Fannie Mae
   3.500% due 03/28/08                                  1,925           1,888
   2.500% due 06/15/08 (N)                              4,270           4,119
   5.400% due 04/13/09                                    150             150
   4.875% due 04/15/09 (N)                              3,330           3,314
   7.250% due 01/15/10 (N)                              3,965           4,197
   3.875% due 02/15/10 (N)                              1,630           1,576
   4.750% due 04/19/10                                  3,845           3,796
   4.125% due 05/15/10 (N)                                165             160
   7.125% due 06/15/10                                  1,000           1,063
   4.250% due 08/15/10 (N)                             11,230          10,934
   5.125% due 04/15/11 (N)                              5,960           5,967
   6.000% due 05/15/11                                  1,100           1,138
   5.000% due 10/15/11                                  1,140           1,136
   Zero coupon due 07/05/14                             2,570           1,769
   5.250% due 03/24/15                                    730             718
   5.000% due 02/13/17 (N)                                525             517

                                                       Diversified Bond Fund  91

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   5.000% due 04/26/17 (N)                              1,755           1,681
   6.625% due 11/15/30 (N)                                575             673
   6.210% due 08/06/38                                    240             269
Federal Farm Credit Bank
   5.125% due 08/25/16                                  1,010           1,011
Federal Home Loan Bank System
   5.400% due 01/02/09                                    640             639
   5.000% due 09/18/09 (N)                             11,630          11,612
   4.375% due 03/17/10                                  1,195           1,171
   5.375% due 08/19/11 (N)                                330             334
   4.875% due 11/18/11                                  1,100           1,091
   5.375% due 05/15/19                                    500             503
   5.125% due 08/15/19                                    420             416
   5.625% due 06/11/21                                  1,255           1,294
   5.500% due 07/15/36                                    840             860
   Series 567
   4.375% due 09/17/10                                    400             392
   Series VB15 (N)
   5.000% due 12/21/15                                  1,920           1,900
Financing Corp.
   Principal Only STRIP
   Zero coupon due 09/26/19                             1,340             691
   Series 1
   Zero coupon due 05/11/16                               185             115
   Series 12P
   Zero coupon due 12/06/18                               765             413
   Series 13
   Zero coupon due 12/27/16                               645             388
   Series 13P
   Zero coupon due 12/27/18                             1,620             871
   Series 16P
   Zero coupon due 04/05/19                               875             463
   Series 19
   Zero coupon due 06/06/16                               545             337
   Series 1P
   Zero coupon due 05/11/18                                90              50
   Series 3P
   Zero coupon due 11/30/17                               395             226
   Series 5P
   Zero coupon due 02/08/18                               155              88
   Series 8P
   Zero coupon due 08/03/18                             1,455             801
   Series 9P
   Zero coupon due 10/06/17                               710             410
   Series A-P
   Zero coupon due 10/06/17                               345             199
   Series B-P
   Zero coupon due 04/06/18                               785             440
   Series C-P
   Zero coupon due 11/30/17                             1,170             669
   Series E-P
   Zero coupon due 11/02/18                             1,105             600

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Freddie Mac
   5.250% due 05/21/09 (N)                              2,735           2,743
   6.875% due 09/15/10                                    950           1,006
   5.625% due 03/15/11                                    910             927
   5.750% due 01/15/12 (N)                              3,485           3,582
   5.125% due 07/15/12 (N)                              4,210           4,212
   4.875% due 11/15/13 (N)                              1,290           1,272
   5.050% due 01/26/15 (N)                              1,485           1,478
   5.250% due 04/18/16 (N)                                265             267
   5.500% due 07/18/16 (N)                              1,880           1,928
   5.125% due 10/18/16 (N)                              1,550           1,546
   6.750% due 03/15/31                                    130             155
   5.625% due 11/23/35                                    720             682
Tennessee Valley Authority
   6.150% due 01/15/38                                  2,145           2,401
                                                                 ------------
                                                                       95,248
                                                                 ------------

United States Government Treasuries - 13.0%
United States Treasury Inflation Indexed Bonds
   0.875% due 04/15/10                                    436             415
   2.375% due 04/15/11 (N)                              4,234           4,222
   3.375% due 01/15/12 (N)                              2,616           2,733
   2.000% due 07/15/14 (N)                              3,822           3,717
   1.625% due 01/15/15                                    158             149
   1.875% due 07/15/15                                  3,750           3,603
   2.500% due 07/15/16                                  4,410           4,452
   2.375% due 01/15/25 (N)                              6,040           6,002
   2.000% due 01/15/26 (N)                              3,533           3,313
   2.000% due 01/15/27                                    580             577
   3.625% due 04/15/28 (N)                                623             750
   3.875% due 04/15/29                                    123             154
United States Treasury Notes
   3.000% due 02/15/08                                    130             127
   3.375% due 02/15/08                                    300             295
   4.750% due 12/31/08 (N)                             15,700          15,649
   3.875% due 05/15/09                                    580             567
   4.000% due 06/15/09 (N)                              1,720           1,686
   3.375% due 10/15/09 (N)                             10,765          10,363
   3.625% due 01/15/10 (N)                             11,680          11,291
   4.000% due 03/15/10 (N)                             15,115          14,753
   4.000% due 04/15/10                                    230             224
   4.125% due 08/15/10                                  1,560           1,525

 92  Diversified Bond Fund

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   3.875% due 09/15/10 (N)                              7,430           7,199
   4.500% due 02/28/11                                    880             870
   4.875% due 04/30/11 (N)                             30,465          31,517
   4.625% due 08/31/11 (N)                             11,095          11,006
   4.625% due 10/31/11                                     70              69
   4.750% due 01/31/12                                    240             239
   4.000% due 11/15/12 (N)                              7,130           6,844
   4.250% due 08/15/13 (N)                              7,355           7,608
   12.000% due 08/15/13 (N)                               315             348
   4.250% due 11/15/13 (N)                             21,090          21,405
   4.750% due 05/15/14 (N)                              7,655           7,620
   13.250% due 05/15/14 (N)                               510             601
   12.500% due 08/15/14 (N)                               760             897
   4.250% due 11/15/14 (N)                              3,375           3,251
   4.125% due 05/15/15 (N)                             11,410          10,870
   4.250% due 08/15/15 (N)                              5,175           4,968
   5.125% due 05/15/16 (N)                              4,395           4,489
   4.875% due 08/15/16                                    880             883
   4.625% due 11/15/16                                    350             345
   8.750% due 05/15/17 (N)                              1,765           2,313
   8.125% due 08/15/19 (N)                              7,130           9,223
   8.125% due 08/15/21 (N)                             16,770          23,119
   Principal Only STRIP
   Zero coupon due 11/15/21 (N)                         3,640           1,728
   7.125% due 02/15/23 (N)                             13,795          17,959
   6.000% due 02/15/26 (N)                             13,235          14,806
   6.125% due 08/15/29 (N)                                825             950
   5.375% due 02/15/31 (N)                              3,375           3,561
   4.500% due 02/15/36                                 18,600          17,385
                                                                 ------------
                                                                      298,640
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $2,173,764)                                                   2,168,251
                                                                 ------------

PREFERRED STOCKS - 0.1%
Auto and Transportation - 0.0%
General Motors Corp.                                   18,625             406
                                                                 ------------

Financial Services - 0.1%
DG Funding Trust (E)(A)                                   240           2,526
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $2,878)                                                           2,932
                                                                 ------------


                                                   NOTIONAL         MARKET
                                                    AMOUNT          VALUE
                                                      $               $
-----------------------------------------------------------------------------
OPTIONS PURCHASED - 0.0%
(Number of Contracts)
Eurodollar Futures
   Jun 2007 91.20 Put (185)                               463               1
   Sep 2007 90.50 Put (200)                               500               1
   Sep 2007 90.75 Put (166)                               415               1
   Sep 2007 91.00 Put (60)                                150               1
   Sep 2007 91.25 Put (198)                               495               1
   Dec 2007 91.25 Put (515)                             1,288               3
   Mar 2008 91.75 Put (700)                             1,750               5
   Mar 2008 92.25 Put (521)                             1,303               5
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $24)                                                                 18
                                                                 ------------


                                                  PRINCIPAL
                                                  AMOUNT ($)
                                                  OR SHARES
                                                 ------------
SHORT-TERM INVESTMENTS - 19.2%
Allstate Life Global Funding Trusts
   3.850% due 01/25/08                                  1,865           1,836
American General Finance Corp. (E)
   Series MTNG
   5.406% due 03/23/07                                    100             100
AT&T Wireless Services, Inc.
   7.500% due 05/01/07                                  3,650           3,666
AT&T, Inc. (p)
   4.214% due 06/05/07                                  1,100           1,100
BNP Paribas
   5.293% due 07/03/07                                  4,300           4,297
Capital One Auto Finance Trust
   Series 2006-C Class A1
   5.340% due 12/14/07                                    700             700
ChevronTexaco Capital Co.
   3.500% due 09/17/07                                    590             584
CIT Group, Inc.
   5.574% due 02/15/07 (E)                              2,000           2,000
   5.750% due 09/25/07                                    155             155
Countrywide Home Loans, Inc.
   Series MTNK
   5.500% due 02/01/07 (c)                                110             110
Daimlerchrysler NA Holding Corp.
   5.345% due 06/22/07 (z)                              2,000           1,957
DaimlerChrysler NA Holding Corp.
   4.750% due 01/15/08                                    300             297
Dexia Delaware LLC
   5.260% due 02/01/07 (z) (c)                          2,400           2,400
Fannie Mae Discount Notes Zero Coupon due
   06/25/07                                               500             490

                                                       Diversified Bond Fund  93

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ford Motor Credit Co.
   6.315% due 03/21/07 (E)                              1,800           1,800
   4.950% due 01/15/08                                    410             404
France Treasury Bills BTF Zero Coupon due
   04/05/07                                             1,000           1,295
French Treasury Note BTAN
   2.250% due 03/12/07                                    600             781
General Electric Capital Corp.
   5.443% due 03/09/07 (E)                              2,200           2,200
   5.200% due 07/30/07 (z)                              4,300           4,188
   Series MTNA
   4.250% due 01/15/08                                    280             277
GMAC LLC
   6.125% due 08/28/07                                    970             970
Golden West Financial Corp.
   4.125% due 08/15/07                                    220             218
Goldman Sachs Group, Inc. (E)(N)
   Series MTNB
   5.464% due 03/30/07                                  2,000           2,000
Harrah's Operating Co., Inc.
   7.125% due 06/01/07                                  1,040           1,044
HSBC Finance Corp.
   5.590% due 02/09/07 (E)                              2,000           2,000
   4.625% due 01/15/08                                  1,060           1,052
IXIS Corp.
   5.260% due 02/23/07 (z)                             11,700          11,662
Metropolitan Life Global Funding I (E)(p)
   5.431% due 03/16/07                                  2,000           2,000
Morgan Stanley (E)
   Series MTNF
   5.499% due 01/18/08                                  1,400           1,402
Russell Investment Company
   Money Market Fund                              315,574,031         315,574
Skandinaviska Enskilda Banken
   5.235% due 03/05/07 (z)                              5,700           5,673
   5.273% due 07/06/07 (z)                              2,400           2,399
Societe Generale
   5.258% due 06/11/07 (z)                                701             700
Societe Generale NA
   5.225% due 05/10/07                                  1,800           1,793
TELUS Corp.
   7.500% due 06/01/07                                  1,070           1,076
Total SA
   5.260% due 02/01/07 (c)(z)                          11,700          11,700
UBS Financial Del LLC
   5.225% due 06/01/07                                 12,900          12,700
United States Treasury Bills (c)(z)(sec.)
   4.961% due 02/15/07                                     75              75
   4.960% due 02/15/07                                     15              15

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   4.908% due 02/15/07                                     30              30
   4.886% due 02/15/07                                    170             170
   4.856% due 02/15/07                                     15              15
   4.829% due 02/15/07                                     10              10
   4.843% due 02/15/07                                     25              25
   4.854% due 02/15/07                                     75              75
   4.991% due 02/15/07                                     45              45
   5.035% due 02/15/07                                    220             220
   5.131% due 02/15/07                                    150             150
   5.036% due 03/01/07                                    760             757
   1.301% due 03/15/07                                    200             198
   1.388% due 03/15/07                                    100              99
   2.214% due 03/15/07                                    200             198
   4.932% due 03/15/07                                  1,460           1,452
   4.937% due 03/15/07                                    450             447
   4.969% due 03/15/07                                    500             497
United States Treasury Notes
   3.125% due 05/15/07                                  1,805           1,795
   4.375% due 05/15/07 (N)                              4,185           4,176
   6.625% due 05/15/07                                  1,920           1,928
   4.375% due 12/31/07 (N)                             11,505          11,435
Westpac Banking Corp.
   5.250% due 02/06/07 (z)                             12,600          12,578
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $436,663)                                                       440,990
                                                                 ------------

OTHER SECURITIES - 18.5%
Russell Investment Company
   Money Market Fund (X)                          104,792,810         104,793
State Street Securities Lending
   Quality Trust (X)                              319,505,998         319,506
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $424,299)                                                       424,299
                                                                 ------------

TOTAL INVESTMENTS - 132.4%
(identified cost $3,042,107)                                        3,036,490

OTHER ASSETS AND LIABILITIES,
NET - (32.2%)                                                        (743,641)
                                                                 ------------

NET ASSETS - 100.0%                                                 2,292,849
                                                                 ============

See accompanying notes which are an integral part of the schedules of investments.

 94  Diversified Bond Fund

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT          DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Euribor Futures
   expiration date 09/07 (40)                              12,492                (46)
   expiration date 12/07 (78)                              24,355                (38)
   expiration date 03/08 (10)                               3,123                (10)
   expiration date 06/08 (5)                                1,562                 (5)

Eurodollar Futures (CME)
   expiration date 06/07 (126)                             29,816                (67)
   expiration date 09/07 (1,474)                          349,135             (1,110)
   expiration date 12/07 (1,368)                          324,336               (870)
   expiration date 03/08 (584)                            138,539               (257)
   expiration date 06/08 (173)                             41,055                (36)
   expiration date 09/08 (173)                             41,066                (37)
   expiration date 12/08 (234)                             55,549                (55)

Euroyen Futures
   expiration date 09/07 (34)                               6,989                 11
   expiration date 12/07 (41)                               8,420                 12

Germany, Federal Republic
   10 Year Bonds
   expiration date 03/07 (30)                               4,495                (71)

LIBOR Futures
   expiration date 03/07 (72)                              16,674                 14
   expiration date 06/07 (14)                               3,238                (20)
   expiration date 09/07 (15)                               3,469                (22)
   expiration date 12/07 (40)                               9,254                (54)
   expiration date 03/08 (10)                               2,314                (14)
   expiration date 06/08 (8)                                1,851                (11)
   expiration date 09/08 (11)                               2,546                (16)

United States Treasury Bonds
   expiration date 03/07 (136)                             14,977               (314)

United States Treasury
   2 Year Notes
   expiration date 03/07 (400)                             81,438               (376)

United States Treasury
   5 Year Notes
   expiration date 03/07 (1,137)                          118,852             (1,035)

United States Treasury
   10 Year Notes
   expiration date 03/07 (589)                             62,876               (797)

------------------------------------------------------------------------------------
                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT          DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $

Short Positions
United States Treasury Bonds
   expiration date 03/07 (144)                             15,858                432

United States Treasury 10 Year Notes
   expiration date 03/07 (136)                             14,518                230
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                     (4,562)
                                                                     ===============

           See accompanying notes which are an integral part of the schedules of investments.

                                                       Diversified Bond Fund  95

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Eurodollar Futures
   Mar 2007 94.75 Put (12)                                  2,843                 (4)
   Mar 2007 95.25 Put (14)                                  3,334                (22)

United States Treasury Bonds
   Feb 2007 109.00 Call (1)                                   116                 --
   Feb 2007 109.00 Put (27)                                 2,943                 (7)
   Feb 2007 110.00 Put (1)                                110,000                 (1)
   Feb 2007 112.00 Put (15)                                 1,680                (30)
   May 2007 111.00 Call (19)                                2,109                (17)

United States Treasury Notes
   2 Year Futures
   Feb 2007 102.00 Call (570)                             116,280               (285)
   Feb 2007 101.75 Put (114)                               23,199                (23)

United States Treasury Notes
   5 Year Futures
   May 2007 106.00 Call (457)                              48,442                (71)

United States Treasury Notes
   10 Year Futures
   Feb 2007 106.00 Call (30)                                3,180                (27)
   Feb 2007 108.00 Call (30)                                3,240                 (2)
   Feb 2007 109.00 Call (28)                                3,052                 --
   Feb 2007 110.00 Call (16)                                1,760                 --
   Feb 2007 107.00 Put (28)                                 2,996                (15)
   May 2007 106.00 Put (19)                                 2,014                (11)
                                                                     ---------------

Total Liability for Options Written (premiums
   received $292)                                                               (515)
                                                                     ===============

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             582   AUD              745    02/21/07                 (4)
USD             904   CAD            1,068    02/07/07                  4
USD             799   CAD              943    02/22/07                  3
USD             363   CNY            2,809    03/19/07                  1
USD           1,441   EUR            1,112    02/07/07                 10
USD           3,126   EUR            2,430    02/07/07                 43
USD             702   EUR              550    03/23/07                 16
USD             849   EUR              660    03/23/07                 14
USD           3,169   EUR            2,430    05/09/07                 11
USD              86   GBP               44    02/22/07                 --
USD             437   GBP              226    02/22/07                  7

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD           2,870   JPY          338,388    02/07/07                (63)
USD           8,009   JPY          934,700    02/15/07               (249)
USD           3,162   JPY          368,020    03/20/07                (92)
USD           2,822   JPY          338,388    05/09/07                 19
USD           1,015   PLN            3,025    02/07/07                 (5)
USD             136   SGD              208    04/30/07                 --
USD             128   TWD            4,140    02/22/07                 (2)
CAD             943   USD              798    02/01/07                 (3)
CAD           1,068   USD              948    02/07/07                 40
CAD             861   USD              733    02/22/07                  1
CAD           1,068   USD              906    05/09/07                 (4)
EUR           1,112   USD            1,402    02/07/07                (48)
EUR           2,430   USD            3,157    02/07/07                (11)
EUR           2,879   USD            3,739    02/27/07                (18)
EUR           1,112   USD            1,446    05/09/07                (10)
GBP             154   USD              299    02/22/07                 (4)
JPY         338,388   USD            2,789    02/07/07                (18)
JPY       1,014,769   USD            8,377    02/15/07                (49)
PLN           3,025   USD              981    02/07/07                (29)
PLN           3,025   USD            1,018    05/09/07                  5
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                                (435)
                                                           ==============

See accompanying notes which are an integral part of the schedules of investments.

 96  Diversified Bond Fund

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands

INTEREST RATE SWAPS CONTRACTS
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                MARKET
        COUNTER              NOTIONAL                                                     TERMINATION           VALUE
         PARTY                AMOUNT          FUND RECEIVES           FUND PAYS               DATE                $
-----------------------   --------------   -------------------   --------------------   ----------------   ----------------
Barclays                    USD    8,300   5.000%                Three Month LIBOR          06/20/09                    (37)
                                                                 Consumer Price Index
BNP Paribas                 EUR    1,300   2.090%                (France)                   10/15/10                     21
Deutsche Bank               JPY   80,000   1.500%                Six Month LIBOR            06/20/12                      2
Deutsche Bank               JPY  315,000   2.000%                Six Month LIBOR            12/20/16                     42
Deutsche Bank               JPY  100,000   2.500%                Six Month LIBOR            12/20/26                     22
Deutsche Bank               JPY  420,000   1.000%                Six Month LIBOR            09/18/08                      3
Deutsche Bank               USD    2,100   5.000%                Three Month LIBOR          06/20/37                   (143)
Deutsche Bank               USD   14,000   5.000%                Three Month LIBOR          06/20/09                    (64)
Goldman Sachs               JPY   75,000   2.000%                Six Month LIBOR            12/20/16                     10
Goldman Sachs               JPY  190,000   1.500%                Six Month LIBOR            06/20/12                      6
JP Morgan                   GBP      400   Six Month LIBOR       4.000%                     12/15/36                     84
JP Morgan                   USD   10,200   5.000%                Three Month LIBOR          06/20/37                   (694)
Lehman Brothers             USD    1,100   5.000%                Three Month LIBOR          06/20/37                    (75)
Lehman Brothers             GBP    4,200   4.500%                Six Month LIBOR            09/20/09                   (190)
Merrill Lynch               GBP      200   4.000%                Six Month LIBOR            12/15/35                      5
Merrill Lynch               GBP   10,500   4.500%                Six Month LIBOR            09/20/09                   (475)
Morgan Stanley              EUR    1,900   6.000%                Six Month LIBOR            06/18/34                    333
Morgan Stanley              JPY   20,000   2.000%                Six Month LIBOR            12/20/16                      3
Royal Bank of Canada         CAD     100   4.500%                Three Month LIBOR          06/15/27                     (3)
Royal Bank of Scottland     USD    9,000   5.000%                Three Month LIBOR          06/20/09                    (45)
UBS                         JPY   30,000   2.000%                Six Month LIBOR            12/20/16                      8
                                                                                                           ----------------

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - $106                              (1,187)
                                                                                                           ================

CREDIT DEFAULT SWAP CONTRACTS
--------------------------------------------------------------------------------------------------------------------
                                                    NOTIONAL                                             MARKET
          REFERENCE                  COUNTER         AMOUNT      FUND RECEIVES      TERMINATION          VALUE
            ENTITY                    PARTY             $          FIXED RATE           DATE               $
------------------------------   ----------------   ---------   ----------------   --------------   ----------------
American International Group     JP Morgan              3,200   0.050%                12/20/07                     2
Andarko Petroleum Corp.          Goldman                  300   0.150%                03/20/08                    --
Dow Jones CDX
   High Volatility 4 Index       Bank of America        3,000   0.650%                12/20/16                    18
Dow Jones CDX
   High Volatility 4 Index       Goldman                6,000   0.650%                12/20/16                    36
Russia Government
   International Bond            Morgan Stanley           200   0.460%                06/20/07                    --
Russia Government
   International Bond            Deutsche Bank          3,000   0.260%                12/20/07                    --
Russia Government
   International Bond            Merrill Lynch          2,000   0.305%                12/20/08                    --
                                                                                                    ----------------

Total Market Value of Open Credit Default Swap Contracts Premiums Paid (Received) - ($41)                         56
                                                                                                    ================

           See accompanying notes which are an integral part of the schedules of investments.

                                                       Diversified Bond Fund  97

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
-------------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 86.2%
Asset-Backed Securities - 6.5%
Accredited Mortgage Loan Trust (E)
   Series 2004-2 Class A2
   5.620% due 07/25/34                                      318             319
ACE Securities Corp. (E)
   Series 2004-IN1 Class A1
   5.640% due 05/25/34                                      618             619
   Series 2005-SD3 Class A
   5.720% due 08/25/45                                    2,000           2,002
   Series 2006-HE2 Class A2A
   5.380% due 05/25/36                                    1,682           1,682
Aegis Asset Backed Securities Trust (E)
   Series 2003-3 Class M2
   6.970% due 01/25/34                                      805             811
   Series 2005-4 Class 1A1
   5.430% due 10/25/35                                      297             297
Alliance Capital Funding LLC (p)
   Series 1998-1 Class A3
   5.840% due 02/15/10                                        8               7
American Airlines, Inc.
   6.817% due 11/23/12                                      530             533
   7.377% due 05/23/19                                      513             508
   6.977% due 05/23/21                                      208             205
American Express Credit Account Master Trust (E)
   Series 2002-1 Class A
   5.430% due 09/15/09                                    1,600           1,600
   Series 2002-2 Class A
   5.430% due 11/16/09                                    2,175           2,176
   Series 2002-3 Class A
   5.430% due 12/15/09                                    5,500           5,502
Ameriquest Mortgage Securities, Inc. (E)
   Series 2002-D Class M1
   7.557% due 02/25/33                                      450             451
   Series 2004-R8 Class A5
   5.690% due 09/25/34                                    1,033           1,034
   Series 2004-R10 Class A5
   5.710% due 11/25/34                                      211             211
   Series 2006-R1 Class A2C
   5.510% due 08/01/16                                      820             821
BA Credit Card Trust (E)
   Series 2002-A10 Class A10
   5.460% due 02/16/10                                    2,175           2,177
BA Master Credit Card Trust
   Series 2000-E Class A
   7.800% due 10/15/12                                      600             647
Bank One Issuance Trust (E)
   Series 2003-A3 Class A3
   5.430% due 12/15/10                                    3,800           3,806

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
-------------------------------------------------------------------------------
Bayview Financial Acquisition Trust
   Series 2006-A Class 1A3
   5.865% due 02/28/41                                    1,090           1,085
Bear Stearns Asset Backed Securities, Inc. (E)
   Series 2004-BO1 Class 1A1
   5.520% due 09/25/34                                      393             393
   Series 2005-AQ1 Class 2A1
   5.540% due 03/25/35                                      865             865
   Series 2005-HE8 Class A1
   5.440% due 08/25/35                                      348             348
Capital Auto Receivables Asset Trust
   Series 2004-2 Class A2
   3.350% due 02/15/08                                      375             374
   Series 2006-2 Class A3B (E)
   5.38% due 05/15/11                                     3,100           3,104
Carrington Mortgage Loan Trust (E)
   Series 2005-NC4 Class A1
   5.500% due 09/25/35                                      366             366
Cendant Timeshare Receivables Funding LLC (p)
   Series 2004-1A Class A1
   3.670% due 05/20/16                                      142             138
Centex Home Equity
   Series 2002-D Class AF4
   4.710% due 11/25/28                                      152             151
   Series 2005-D Class AF1
   5.04% due 10/25/35                                        85              84
Citibank Credit Card Issuance Trust
   Series 2000-A3 Class A3
   6.875% due 11/16/09                                      900             910
Citifinancial Mortgage Securities, Inc.
   Series 2003-4 Class AF3
   3.221% due 10/25/33                                       13              13
Citigroup Mortgage Loan Trust, Inc. (E)
   Series 2006-NC1 Class A2A
   5.390% due 08/25/36                                    1,478           1,478
Countrywide Asset-Backed Certificates
   Series 2004-13 Class AF3
   3.989% due 02/25/31                                      360             357
   Series 2004-BC1 Class M1 (E)
   5.820% due 02/25/34                                      545             546
   Series 2005-16 Class 2AF1 (E)
   5.500% due 05/25/36                                    1,446           1,446
   Series 2005-AB3 Class 2A1 (E)
   5.470% due 02/25/36                                      624             624

 98  Multistrategy Bond Fund

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
-------------------------------------------------------------------------------
   Series 2006-11 Class 1AF3
   6.050% due 09/25/46                                      870             876
   Series 2006-11 Class 1AF4
   6.300% due 09/25/46                                    1,250           1,270
   Series 2006-13 Class 1AF3
   5.944% due 05/25/33                                      905             909
   Series 2006-15 Class A3
   5.689% due 10/25/46                                      690             690
   Series 2006-3 Class 2A2 (E)
   5.500% due 02/25/36                                    1,790           1,793
   Series 2006-S3 Class A2
   6.085% due 06/25/21                                    1,380           1,390
   Series 2006-S6 Class A2
   5.519% due 03/25/34                                    1,365           1,358
   Series 2006-S7 Class A3
   5.712% due 04/25/35                                    2,860           2,855
   Series 2006-S9 Class A3
   5.728% due 08/25/36                                    1,330           1,330
Countrywide Home Equity Loan Trust (E)
   Series 2006-H Class 2A1B
   5.470% due 11/15/36                                    5,431           5,432
Credit-Based Asset Servicing and Securitization
   LLC
   Series 2005-CB1 Class AF2
   4.090% due 01/25/35                                      291             289
   Series 2005-CB4 Class AV1 (E)
   5.420% due 08/25/35                                      407             407
   Series 2005-CB5 Class AV1 (E)
   5.430% due 08/25/35                                      269             269
   Series 2005-CB7 Class AF1
   5.208% due 11/25/35                                      102             102
   Series 2006-CB5 Class A1 (E)
   5.380% due 06/25/36                                    1,650           1,650
   Series 2006-SL1 Class A2 (p)
   5.556% due 09/25/36                                    1,240           1,237
   Series 2007-CB1 Class AF2
   5.721% due 01/25/37                                    1,030           1,030
Dunkin Securitization (p)
   Series 2006-1 Class A2
   5.779% due 06/20/31                                    1,525           1,543
Entergy Gulf States, Inc. (E)
   5.769% due 12/01/09                                      335             334
Fannie Mae
   Series 1992-10 Class ZD
   8.000% due 11/25/21                                      429             431
   Series 1996-46 Class ZA
   7.500% due 11/25/26                                      259             267
   Series 1999-56 Class Z
   7.000% due 12/18/29                                      900             929
Fannie Mae Grantor Trust
   Series 2003-T4 Class 2A5
   4.907% due 09/26/33                                    1,502           1,498

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
-------------------------------------------------------------------------------
Fannie Mae REMICS
   Series 1993-41 Class ZQ
   7.000% due 12/25/23                                    2,323           2,416
   Series 1993-42 Class ZQ
   6.750% due 04/25/23                                    1,580           1,603
   Series 2006-90 Class Z
   6.000% due 09/25/36                                    1,265           1,266
First Franklin Mortgage Loan Asset Backed
   Certificates (E)
   Series 2005-FF7 Class A2
   5.420% due 07/25/35                                      495             495
   Series 2006-FF1 Class A2
   5.370% due 07/25/36                                    1,721           1,721
   Series 2006-FF2 Class A2
   5.390% due 02/25/36                                    1,361           1,361
   Series 2007-FF1 Class A2A
   5.360% due 01/25/38                                    3,000           3,002
Freddie Mac
   Series 1991-103 Class Z
   9.000% due 02/15/21                                       58              58
   Series 1994-173 Class Z
   7.000% due 05/15/24                                      344             359
   Series 2001-232 Class ZQ
   6.500% due 06/15/31                                    1,599           1,655
Fremont Home Loan Trust (E)
   Series 2005-E Class 2A1
   5.410% due 01/25/36                                      123             123
   Series 2006-3 Class 2A1
   5.420% due 02/25/37                                    1,105           1,105
   Series 2006-A Class 2A1
   5.370% due 05/25/36                                    1,041           1,041
GE Capital Credit Card Master Note Trust (E)
   Series 2004-1 Class A
   5.370% due 06/15/10                                    1,500           1,500
   Series 2004-2 Class A
   5.360% due 09/15/10                                    1,950           1,951
GE Dealer Floorplan Master Note Trust (E)
   Series 2004-2 Class A
   5.400% due 07/20/09                                    1,900           1,901
GMAC Mortgage Corp. Loan Trust
   Series 2004-HE5 Class A3
   3.970% due 09/25/34                                    1,051           1,040
GSAA Home Equity Trust
   Series 2006-4 Class 1A2
   5.967% due 03/25/36                                    1,576           1,586

                                                     Multistrategy Bond Fund  99

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
-------------------------------------------------------------------------------
GSAA Trust (E)
   Series 2006-2 Class 2A3
   5.590% due 12/25/35                                    1,890           1,894
GSAMP Trust
   Series 2003-HE2 Class M1 (E)
   5.970% due 08/25/33                                      975             978
   Series 2005-HE4 Class A2A (E)
   5.440% due 08/25/35                                      132             132
   Series 2006-HE4 Class A2A (E)
   5.390% due 06/25/36                                    1,692           1,692
   Series 2006-S3 Class A1
   6.085% due 05/25/36                                      400             399
   Series 2007-FM1 Class A2A (E)
   5.390% due 12/25/36                                    4,400           4,400
Heritage Property Investment Trust
   5.125% due 04/15/14                                    1,000             967
Home Equity Asset Trust (E)
   Series 2003-5 Class M1
   6.020% due 12/25/33                                    1,425           1,428
   Series 2005-2 Class 2A2
   5.520% due 07/25/35                                      660             661
HSI Asset Securitization Corp. Trust (E)
   Series 2006-HE2 Class 2A1
   5.370% due 12/25/36                                      789             789
Indymac Residential Asset Backed Trust (E)
   Series 2006-H2 Class A
   5.470% due 06/28/36                                    2,532           2,532
Irwin Home Equity Corp. (E)
   Series 2005-1 Class 2A1
   5.460% due 06/25/35                                      146             146
Lehman XS Trust (E)
   Series 2005-1 Class 2A2
   4.660% due 07/25/35                                      802             806
   Series 2006-11 Class 1A1
   5.400% due 06/25/46                                    4,161           4,163
   Series 2006-16N Class A1A
   5.400% due 11/25/46                                    2,090           2,090
Long Beach Mortgage Loan Trust (E)
   Series 2004-4 Class 1A1
   5.650% due 10/25/34                                      297             297
   Series 2006-9 Class 2A1
   5.410% due 10/25/36                                    5,910           5,910
Mastr Asset Backed Securities Trust (E)
   Series 2003-WMC Class M2
   6.970% due 08/25/33                                      306             307
MBNA Master Credit Card Trust (E)
   Series 2000-D Class A
   5.520% due 09/15/09                                    2,925           2,926
Merrill Auto Trust Securitization (E)
   Series 2005-1 Class A2B
   5.330% due 04/25/08                                       49              49

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
-------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc.
   Series 2005-NCB Class A1A
   5.451% due 07/25/36                                      130             130
   Series 2006-AR1 Class A2C (E)
   5.480% due 03/25/37                                    1,580           1,581
Mid-State Trust
   Series 2003-11 Class A1
   4.864% due 07/15/38                                      147             141
   Series 2004-1 Class A
   6.005% due 08/15/37                                      196             198
   Series 2005-1 Class A
   5.745% due 01/15/40                                      190             182
   Series 2006-1 Class A (p)
   5.787% due 10/15/40                                      802             762
Morgan Stanley ABS Capital I (E)
   Series 2003-NC8 Class M3
   7.420% due 09/25/33                                      283             286
   Series 2006-HE7 Class A2A
   5.370% due 09/25/36                                    5,790           5,791
Morgan Stanley Mortgage Loan Trust
   Series 2006-12X Class A6A
   5.726% due 10/25/36                                    1,035           1,024
Nationstar Home Equity Loan Trust (E)
   Series 2006-B Class AV1
   5.380% due 09/25/36                                    2,005           2,005
New Century Home Equity Loan Trust (E)
   Series 2004-4 Class M2
   5.850% due 02/25/35                                    1,205           1,210
Northwest Airlines, Inc. (o)
   7.041% due 04/01/22                                      464             467
NWA Trust (o)
   Series 1995-2 Class A
   9.250% due 06/21/14                                      943             981
Option One Mortgage Loan Trust (E)
   Series 2003-2 Class M2
   7.020% due 04/25/33                                      325             326
   Series 2003-3 Class M3
   7.350% due 06/25/33                                      228             229
   Series 2003-4 Class M2
   6.970% due 07/25/33                                      360             362
   Series 2005-4 Class A3
   5.580% due 11/25/35                                    1,605           1,609
   Series 2007-1 Class 2A1
   5.370% due 01/25/37                                    1,600           1,600

 100  Multistrategy Bond Fund

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
-------------------------------------------------------------------------------
Park Place Securities, Inc. (E)
   Series 2005-WCW Class M1
   5.800% due 09/25/35                                    1,195           1,202
Popular ABS Mortgage Pass-Through Trust
   Series 2005-1 Class AF2
   3.914% due 05/25/35                                       74              74
   Series 2005-6 Class A3
   5.680% due 01/25/36                                    1,290           1,283
Power Contract Financing LLC (p)
   6.256% due 02/01/10                                      520             522
RAAC Series (E)
   Series 2006-SP1 Class A1
   5.450% due 09/25/45                                      869             869
Renaissance Home Equity Loan Trust
   Series 2005-1 Class M1
   5.357% due 05/25/35                                      565             554
   Series 2005-2 Class AF4
   4.934% due 08/25/35                                      610             604
   Series 2005-4 Class A2
   5.399% due 02/25/36                                      575             572
   Series 2005-4 Class A3
   5.565% due 02/25/36                                      360             359
   Series 2006-1 Class AF6
   5.746% due 05/25/36                                    1,020           1,026
Residential Asset Mortgage Products, Inc.
   Series 2003-RS1 Class AI6A
   5.980% due 12/25/33                                    1,160           1,166
   Series 2006-RZ3 Class A1 (E)
   5.390% due 08/25/36                                    2,211           2,211
Residential Asset Securities Corp.
   Series 2001-KS3 Class AII (E)
   5.580% due 09/25/31                                      185             185
   Series 2003-KS1 Class M2 (E)
   7.100% due 01/25/33                                      195             196
   Series 2003-KS2 Class MI1
   4.800% due 04/25/33                                    2,540           2,479
   Series 2003-KS2 Class MI3
   6.100% due 04/25/33                                    1,285           1,273
   Series 2003-KS5 Class AI4
   3.230% due 12/25/30                                      122             120
Saxon Asset Securities Trust (E)
   Series 2006-3 Class A1
   5.380% due 11/25/36                                      819             819
Securitized Asset Backed Receivables LLC Trust
   (E)
   Series 2006-WM1 Class A2A
   5.420% due 12/25/35                                      724             724
   Series 2006-WM4 Class A2A
   5.430% due 11/25/36                                    2,307           2,307
   Series 2007-HE1 Class A2A
   5.380% due 12/25/36                                    2,100           2,098

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
-------------------------------------------------------------------------------
Sharps SP I, LLC
   7.000% due 01/25/34                                       42              30
SLM Student Loan Trust (E)
   Series 2006-9 Class A1
   5.338% due 10/25/12                                    4,400           4,399
Small Business Administration
   Series 2000-P10 Class 1
   7.449% due 08/01/10                                       57              60
Small Business Administration Participation
   Certificates
   Series 1997-
   7.500% due 04/01/17                                    1,365           1,422
Soundview Home Equity Loan Trust
   Series 2006-EQ2 Class A1 (E)
   1.704% due 01/25/37                                    1,975           1,975
   Series 2006-WF1 Class A2
   5.645% due 10/25/36                                    2,125           2,118
Structured Asset Investment Loan Trust (E)
   Series 2005-3 Class M2
   5.790% due 04/25/35                                      675             677
   Series 2005-HE1 Class A1
   5.450% due 07/25/35                                      111             111
Structured Asset Mortgage Investments, Inc. (E)
   Series 2006-AR7 Class A2A
   5.580% due 08/25/36                                    2,159           2,164
Structured Asset Securities Corp.
   Series 2001-SB1 Class A2
   3.375% due 08/25/31                                      472             423
   Series 2004-16X Class A2
   4.910% due 08/25/34                                      416             414
   Series 2004-19X Class A2
   4.370% due 10/25/34                                    1,727           1,711
   Series 2005-GEL Class A (E)
   5.700% due 12/25/34                                      683             683
   Series 2005-S2 Class A2 (E)
   5.550% due 06/25/35                                    1,210           1,210
   Series 2006-BC3 Class A2 (E)
   5.370% due 10/25/36                                    1,856           1,857
Terwin Mortgage Trust (E)
   Series 2005-8HE Class A1 (p)
   5.470% due 07/25/35                                       45              45
   Series 2005-12A Class AF1
   5.530% due 07/25/36                                      348             348
TXU Electric Delivery Transition Bond Co.
   Series 2004-1 Class A2
   4.810% due 11/17/14                                      300             295

                                                    Multistrategy Bond Fund  101

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
-------------------------------------------------------------------------------
Washington Mutual Alternative Mortgage
   Pass-Through Certificates (E)
   Series 2006-AR6 Class 1A
   5.540% due 07/25/46                                    1,244           1,245
Wells Fargo Home Equity Trust (E)
   Series 2005-4 Class AI1
   5.470% due 12/25/35                                    1,622           1,623
World Financial Properties (p)
   6.910% due 09/01/13                                      592             618
   6.950% due 09/01/13                                      175             182
                                                                   ------------
                                                                        185,465
                                                                   ------------

Certificate of Deposits - 0.5%
Bank of Ireland
   5.400% due 01/15/10                                    6,900           6,898
Nordea Bank Finland PLC
   5.308% due 05/28/08                                    1,000             999
Royal Bank of Canada
   5.420% due 06/30/08                                    2,800           2,799
Societe Generale
   5.271% due 06/30/08                                    5,500           5,510
                                                                   ------------
                                                                         16,206
                                                                   ------------

Corporate Bonds and Notes - 16.2%
Abbey National Treasury Services PLC/Stamford CT
   (E)
   Series YCD
   5.270% due 07/02/08                                    3,400           3,400
Abbott Laboratories
   5.600% due 05/15/11                                    1,310           1,324
   5.875% due 05/15/16                                      575             590
Ace Capital Trust II
   9.700% due 04/01/30                                    1,050           1,419
AIG SunAmerica Global Financing VI (p)
   6.300% due 05/10/11                                    1,490           1,544
Alamosa Delaware, Inc.
   8.500% due 01/31/12                                      600             636
Alion Science and Technology Corp. (A)
   10.250% due 02/01/15                                     975             982
Allied Waste North America, Inc.
   Series B
   7.125% due 05/15/16                                      500             499
Altria Group, Inc.
   7.750% due 01/15/27                                      200             241
American Casino & Entertainment Properties LLC
   7.850% due 02/01/12                                      890             909
American Electric Power Co., Inc.
   Series C
   5.375% due 03/15/10                                      100             100

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
-------------------------------------------------------------------------------
American Express Bank (E)
   Series BKNT
   5.330% due 10/16/08                                    1,800           1,800
American Express Co.
   6.800% due 09/01/66                                      630             672
American Express Credit Corp. (E)
   5.386% due 03/02/09                                    1,800           1,801
American General Finance Corp.
   4.875% due 05/15/10                                    1,300           1,281
   Series MTNH
   4.625% due 09/01/10                                       45              44
   Series MTNI
   4.625% due 05/15/09                                      220             216
American International Group, Inc.
   4.700% due 10/01/10                                    1,220           1,195
   5.375% due 10/18/11                                    1,240           1,242
   5.050% due 10/01/15                                    1,335           1,294
American RE Corp.
   Series B
   7.450% due 12/15/26                                    1,445           1,654
American Real Estate Partners, LP/ American Real
   Estate Finance Corp.
   7.125% due 02/15/13                                      650             644
Americo Life, Inc. (p)
   7.875% due 05/01/13                                      250             261
Ameriprise Financial, Inc.
   7.518% due 06/01/66                                    1,170           1,277
AmerisourceBergen Corp.
   Series WI
   5.625% due 09/15/12                                    1,360           1,334
AmerUs Group Co.
   5.950% due 08/15/15                                      850             901
Anadarko Petroleum Corp.
   5.950% due 09/15/16                                    2,780           2,756
ANZ Capital Trust (f)(p)
   4.484% due 12/31/49                                    1,400           1,357
Aramark Corp. (A)
   8.500% due 02/01/15                                      370             379
   8.860% due 02/01/15 (E)                                  350             357
Arizona Public Service Co.
   5.800% due 06/30/14                                    1,050           1,045
   6.250% due 08/01/16                                      850             867
ArvinMeritor, Inc.
   8.750% due 03/01/12                                      560             571

 102  Multistrategy Bond Fund

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
-------------------------------------------------------------------------------
AT&T Corp.
   7.300% due 11/15/11                                      925           1,000
   8.000% due 11/15/31                                    1,455           1,805
AT&T, Inc.
   5.464% due 05/15/08 (E)                                3,300           3,302
   5.584% due 11/14/08 (E)                                3,400           3,410
   5.100% due 09/15/14                                      325             314
Avista Capital Trust III
   6.500% due 04/01/34                                      851             844
Avista Corp.
   9.750% due 06/01/08                                      610             638
AXA Financial, Inc.
   6.500% due 04/01/08                                      325             328
Aztar Corp.
   7.875% due 06/15/14                                    1,225           1,339
BAC Capital Trust XI
   6.625% due 05/23/36                                      375             400
BAE Systems Holdings, Inc. (p)
   6.400% due 12/15/11                                    2,915           3,019
Ball Corp.
   6.625% due 03/15/18                                      255             252
Bank of America Corp.
   5.375% due 06/19/09 (E)                                5,600           5,603
   5.420% due 03/15/17 (p)                                  460             452
Bank of America NA
   Series BKNT
   6.000% due 10/15/36                                      500             506
Bank of New York Co., Inc. (The)
   5.125% due 11/01/11                                    1,445           1,431
BellSouth Corp.
   4.200% due 09/15/09                                      485             471
   6.550% due 06/15/34                                      260             265
BNP Paribas
   5.293% due 05/28/08                                    1,000           1,099
BNP Paribas Capital Trust (f)(p)
   9.003% due 12/29/49                                    2,600           2,890
Boardwalk Pipelines, LP
   5.875% due 11/15/16                                    1,225           1,212
Boeing Capital Corp., Ltd.
   6.100% due 03/01/11                                      365             376
Boston Scientific Corp.
   6.400% due 06/15/16                                    2,820           2,865
Bowater, Inc.
   9.000% due 08/01/09                                    1,010           1,066
Burlington Northern Santa Fe Corp.
   6.750% due 07/15/11                                      110             115
   6.875% due 12/01/27                                       55              59
   6.750% due 03/15/29                                      110             119
California Steel Industries, Inc.
   6.125% due 03/15/14                                    1,030             976
Calyon NY (E)
   Series YCD
   5.34% due 01/16/09                                     2,100           2,100

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
-------------------------------------------------------------------------------
Carolina Power & Light Co.
   6.500% due 07/15/12                                       50              52
Caterpillar Financial Services Corp. (E)
   5.435% due 05/18/09                                    1,600           1,602
Caterpillar, Inc.
   6.050% due 08/15/36                                      715             729
Catlin Insurance Co., Ltd. (f)(A)
   7.249% due 12/31/49                                    1,515           1,530
CenterPoint Energy Houston Electric LLC
   Series J2
   5.700% due 03/15/13                                      470             472
CenterPoint Energy Resources Corp.
   Series B
   7.875% due 04/01/13                                    1,365           1,508
Cingular Wireless Services, Inc.
   7.875% due 03/01/11                                      825             897
   8.750% due 03/01/31                                      610             789
CIT Group, Inc.
   5.515% due 12/19/08 (E)                                  900             902
   5.493% due 08/17/09 (E)                                4,900           4,905
   6.875% due 11/01/09                                      140             145
   4.125% due 11/03/09                                      225             218
Citicorp
   Series MTNF
   6.375% due 11/15/08                                      265             269
Citigroup Funding, Inc.
   Zero coupon due 11/15/07                               3,010           3,056
   Zero coupon due 07/17/08                                 385             432
   5.343% due 12/08/08 (E)                                  400             399
Citigroup Global Markets Holdings, Inc.
   Series MTNA (E)
   5.461% due 03/17/09                                      300             300
   Series MTNM (E)
   5.390% due 03/07/08                                    1,800           1,801
Citigroup, Inc.
   3.500% due 02/01/08                                    3,110           3,055
   5.406% due 12/26/08 (E)                                1,900           1,901
   5.393% due 12/28/09 (E)                                1,600           1,600
   6.500% due 01/18/11                                    1,920           2,000
   4.700% due 05/29/15                                      180             171
   6.125% due 08/25/36                                    1,755           1,802
Citizens Communications Co.
   9.250% due 05/15/11                                      670             742
Citizens Property Insurance Corp. (A)
   7.125% due 02/25/19                                    1,560           1,830

                                                    Multistrategy Bond Fund  103

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
-------------------------------------------------------------------------------
Clorox Co.
   4.200% due 01/15/10                                      525             508
CNA Financial Corp.
   6.500% due 08/15/16                                      850             880
Columbus Southern Power Co.
   Series C
   5.500% due 03/01/13                                      260             259
Comcast Cable Communications Holdings, Inc.
   9.455% due 11/15/22                                      750             975
Comcast Cable Communications LLC
   6.750% due 01/30/11                                      425             444
Comcast Cable Holdings LLC
   9.800% due 02/01/12                                      990           1,164
   7.875% due 08/01/13                                    2,240           2,486
Comcast Corp.
   5.660% due 07/14/09 (E)                                  685             687
   5.900% due 03/15/16                                      435             437
   6.500% due 11/15/35                                      610             618
   6.450% due 03/15/37                                      620             622
Comcast LCI Holdings
   7.625% due 02/15/08                                      100             102
Commonwealth Edison Co.
   6.950% due 07/15/18                                      300             314
   Series 105
   5.400% due 12/15/11                                      625             619
   Series 98
   6.150% due 03/15/12                                      700             715
ConAgra Foods, Inc.
   7.000% due 10/01/28                                      215             230
   8.250% due 09/15/30                                      275             333
Consolidated Natural Gas Co.
   6.850% due 04/15/11                                    1,095           1,148
   Series C
   6.250% due 11/01/11                                      155             159
Constellation Brands, Inc.
   Series B
   8.125% due 01/15/12                                      570             593
Consumers Energy Co.
   Series F
   4.000% due 05/15/10                                      175             167
   Series H
   4.800% due 02/17/09                                      325             321
Continental Airlines, Inc.
   Series 01-1
   6.503% due 06/15/11                                      550             566
Cooper Industries, Inc.
   Series WI
   5.250% due 11/15/12                                      500             492
Corrections Corp. of America
   7.500% due 05/01/11                                      500             513
Countrywide Home Loans, Inc.
   3.250% due 05/21/08                                      680             662

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
-------------------------------------------------------------------------------
COX Communications, Inc.
   4.625% due 01/15/10                                    2,575           2,517
   5.875% due 12/01/16 (p)                                  725             724
Credit Suisse First Boston Mortgage Securities
   Corp. (E)(p)
   Series 2005-CN2 Class A1S
   5.540% due 11/15/19                                    1,021           1,021
Credit Suisse First Boston USA, Inc.
   4.875% due 08/15/10                                      335             330
   6.500% due 01/15/12                                      215             226
   5.500% due 08/15/13                                      230             231
Credit Suisse USA, Inc.
   5.250% due 03/02/11                                      625             624
CVS Corp.
   5.750% due 08/15/11                                      625             631
CVS Lease Pass Through (A)
   6.036% due 12/10/28                                      973             957
DaimlerChrysler NA Holding Corp.
   5.790% due 03/13/09 (E)                                1,100           1,102
   8.500% due 01/18/31                                      320             379
DaimlerChrysler North America Holding Corp. (E)
   5.820% due 08/03/09                                    1,840           1,844
DCP Midstream, LP
   6.875% due 02/01/11                                       60              62
Delhaize America, Inc.
   9.000% due 04/15/31                                      435             518
Detroit Edison Co. (The)
   6.125% due 10/01/10                                      595             606
   6.350% due 10/15/32                                      275             286
Developers Diversified Realty Corp.
   5.000% due 05/03/10                                      400             393
   4.625% due 08/01/10                                      776             754
   5.250% due 04/15/11                                       50              49
   5.375% due 10/15/12                                      390             384
Dex Media East Finance Co.
   12.125% due 11/15/12                                     220             242
Dominion Resources, Inc.
   Series 06-B
   6.300% due 09/30/66                                    1,055           1,063
   Series A
   5.687% due 05/15/08                                      795             796
   5.200% due 01/15/16                                    1,485           1,428
   Series B
   6.250% due 06/30/12                                      365             378
Dow Chemical Co. (The)
   6.000% due 10/01/12                                      480             491
DPL, Inc.
   6.875% due 09/01/11                                    1,070           1,121

 104  Multistrategy Bond Fund

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
-------------------------------------------------------------------------------
Dresdner Funding Trust I (p)
   8.151% due 06/30/31                                    1,065           1,278
E*Trade Financial Corp.
   8.000% due 06/15/11                                    1,440           1,503
Echostar DBS Corp.
   6.375% due 10/01/11                                      595             590
   6.625% due 10/01/14                                      280             274
El Paso Corp.
   7.875% due 06/15/12                                      910             962
   Series *
   6.700% due 02/15/27                                      705             705
El Paso Natural Gas Co.
   Series A
   7.625% due 08/01/10                                      785             816
Eli Lilly & Co.
   6.770% due 01/01/36                                    1,360           1,542
Embarq Corp.
   7.995% due 06/01/36                                      200             208
Energy Transfer Partners, LP
   5.950% due 02/01/15                                    1,125           1,129
Entergy Gulf States, Inc.
   3.600% due 06/01/08                                      235             229
   6.100% due 12/08/08 (E)(p)                               570             571
Enterprise Products Operating, LP
   4.950% due 06/01/10                                      825             811
   8.375% due 08/01/66                                    2,605           2,846
   Series B
   4.625% due 10/15/09                                      920             899
Erac USA Finance Co. (p)
   7.350% due 06/15/08                                      780             796
   5.300% due 11/15/08                                      350             347
Farmers Exchange Capital (p)
   7.050% due 07/15/28                                    2,290           2,368
Farmers Insurance Exchange (p)
   6.000% due 08/01/14                                      570             560
   8.625% due 05/01/24                                      660             783
FedEx Corp.
   5.500% due 08/15/09                                      170             170
   7.600% due 07/01/97                                      440             508
Financial Security Assurance Holdings, Ltd. (p)
   6.400% due 12/15/66                                      525             526
Financing Corp.
   Principal Only STRIP
   Series 10P
   Zero coupon due 11/30/17                               2,700           1,544
   Series 15P
   Zero coupon due 03/07/19                                 390             207
   Series 2P
   Zero coupon due 11/30/17                                 330             189
   Series 6P
   Zero coupon due 08/03/18                               1,640             903
First Union Institutional Capital II
   7.850% due 01/01/27                                    1,680           1,748

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
-------------------------------------------------------------------------------
FirstEnergy Corp.
   Series B
   6.450% due 11/15/11                                    3,600           3,747
   Series C
   7.375% due 11/15/31                                      885           1,008
Ford Motor Co.
   7.450% due 07/16/31                                    1,240           1,006
   4.250% due 12/15/36                                      485             551
   7.700% due 05/15/97                                      585             443
Ford Motor Credit Co.
   9.875% due 08/10/11                                    4,070           4,358
   7.250% due 10/25/11                                      600             586
   8.110% due 01/13/12 (E)                                  975             979
   8.000% due 12/15/16                                      725             712
   Series 2006- (p)
   9.750% due 09/15/10                                    1,110           1,184
FPL Group Capital, Inc.
   5.625% due 09/01/11                                      860             867
Freescale Semiconductor, Inc. (p)
   10.125% due 12/15/16                                     765             762
FTI Consulting, Inc. (p)
   7.750% due 10/01/16                                      235             243
General Electric Capital Corp.
   5.430% due 01/20/10 (E)                                5,200           5,207
   5.500% due 04/28/11                                    1,295           1,305
   5.560% due 01/08/16 (E)                                1,100           1,101
   Series MTN (E)
   5.390% due 10/26/09                                      200             200
   Series MTNA
   5.476% due 07/28/08 (E)                                2,000           2,004
   4.250% due 12/01/10                                      180             173
   5.875% due 02/15/12                                      320             328
   5.450% due 01/15/13                                    2,200           2,208
   4.750% due 09/15/14                                       80              77
General Mills, Inc. (E)
   5.490% due 01/22/10                                    1,100           1,100
General Motors Corp.
   8.375% due 07/15/33                                    1,640           1,544
Genworth Financial, Inc.
   6.150% due 11/15/66                                      375             374
Georgia-Pacific Corp.
   8.125% due 05/15/11                                    1,000           1,050
   9.500% due 12/01/11                                      690             759
   8.875% due 05/15/31                                      927             980
Glencore Nickel, Ltd. (o)
   9.000% due 12/01/14                                      305              --

                                                    Multistrategy Bond Fund  105

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
-------------------------------------------------------------------------------
GMAC LLC
   6.875% due 09/15/11                                    6,201           6,293
   6.000% due 12/15/11                                      200             197
   8.000% due 11/01/31                                      900           1,013
Goldman Sachs Group, Inc.
   5.403% due 12/23/08 (E)                                  800             800
   5.456% due 06/23/09 (E)                                2,300           2,302
   6.875% due 01/15/11                                    2,970           3,133
   5.350% due 01/15/16                                    2,960           2,894
   5.625% due 01/15/17                                      775             765
   6.345% due 02/15/34                                      850             848
   Series MTNB (E)
   5.455% due 12/22/08                                    1,800           1,802
   5.690% due 07/23/09                                    1,500           1,510
Great West Life & Annuity Insurance Co. (p)
   7.153% due 05/16/46                                      660             698
Greater Bay Bancorp
   Series B
   5.250% due 03/31/08                                      900             896
GSAMP Trust (E)
   Series 2006-HE8 Class A2A
   5.390% due 01/25/37                                    1,907           1,907
Harrah's Operating Co., Inc.
   5.500% due 07/01/10                                      525             516
   5.625% due 06/01/15                                      705             612
   6.500% due 06/01/16                                      870             792
HCA, Inc.
   9.125% due 11/15/14 (p)                                  655             697
   6.500% due 02/15/16                                      705             594
Health Care Property Investors, Inc.
   5.950% due 09/15/11                                    1,750           1,757
Healthsouth Corp. (p)
   10.750% due 06/15/16                                   1,110           1,220
Hertz Corp.
   8.875% due 01/01/14                                      835             887
Hess Corp.
   6.650% due 08/15/11                                      455             474
   7.300% due 08/15/31                                      585             648
Hewlett-Packard Co. (E)
   5.496% due 05/22/09                                      580             581
Historic TW, Inc.
   8.050% due 01/15/16                                    1,260           1,434
HJ Heinz Co. (p)
   6.428% due 12/01/08                                      200             203
HJ Heinz Finance Co.
   6.000% due 03/15/12                                      210             212
Home Depot, Inc.
   5.490% due 12/16/09 (E)                                  360             360
   5.250% due 12/16/13                                      200             198
   5.875% due 12/16/36                                    1,620           1,579
Host Marriott, LP
   Series Q
   6.750% due 06/01/16                                      435             432

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
-------------------------------------------------------------------------------
HRPT Properties Trust
   5.750% due 02/15/14                                      860             857
HSBC Finance Corp.
   5.490% due 09/15/08 (E)                                3,600           3,609
   4.125% due 12/15/08                                      175             171
   5.875% due 02/01/09                                      660             668
   5.420% due 10/21/09 (E)                                  900             900
   4.125% due 11/16/09                                      270             262
   8.000% due 07/15/10                                      165             178
   6.375% due 10/15/11                                      465             484
   6.375% due 11/27/12                                    1,195           1,251
   5.000% due 06/30/15                                    1,005             971
ICI Wilmington, Inc.
   4.375% due 12/01/08                                      210             206
Idearc, Inc. (p)
   8.000% due 11/15/16                                    1,670           1,697
Innophos Investments Holdings, Inc. (E)
   13.380% due 02/15/15                                     654             684
International Business Machines Corp.
   7.125% due 12/01/96                                    1,290           1,458
International Lease Finance Corp.
   5.750% due 06/15/11                                      750             761
   5.625% due 09/20/13                                      555             556
International Steel Group, Inc.
   6.500% due 04/15/14                                      475             482
Interpublic Group of Cos., Inc.
   5.400% due 11/15/09                                      450             442
   6.250% due 11/15/14                                      380             356
iStar Financial, Inc.
   Series B
   5.125% due 04/01/11                                    1,100           1,078
ITT Corp.
   7.400% due 11/15/25                                      455             523
JC Penney Co., Inc.
   7.375% due 08/15/08                                      530             541
JC Penney Corp., Inc.
   8.125% due 04/01/27                                      710             729
   7.625% due 03/01/97                                      220             226
John Hancock Financial Services, Inc.
   5.625% due 12/01/08                                      120             120
John Hancock Global Funding II (p)
   7.900% due 07/02/10                                      440             473
JP Morgan Chase Bank
   Series EMTn
   6.000% due 05/22/45                              BRL  10,586           6,799

 106  Multistrategy Bond Fund

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
-------------------------------------------------------------------------------
JP Morgan Chase Capital XVIII
   Series R
   6.950% due 08/17/36                                      970           1,040
JP Morgan Chase Capital XX
   Series T
   6.550% due 09/15/66                                      310             317
JPMorgan Chase & Co.
   6.000% due 02/15/09                                      170             172
   7.000% due 11/15/09                                      415             433
   6.750% due 02/01/11                                      175             183
   5.600% due 06/01/11                                      470             474
JPMorgan Chase Bank NA
   Series BKNT
   5.875% due 06/13/16                                    1,360           1,388
KBC Bank Funding Trust III (f)(A)
   9.860% due 11/29/49                                      505             559
Kellogg Co.
   Series B
   6.600% due 04/01/11                                    2,760           2,878
Kerr-McGee Corp.
   6.950% due 07/01/24                                      725             763
KeySpan Corp.
   7.625% due 11/15/10                                      525             562
Kinder Morgan Finance Co. ULC
   Series WI
   5.350% due 01/05/11                                      425             416
   5.700% due 01/05/16                                      625             583
Kraft Foods, Inc.
   4.125% due 11/12/09                                      492             476
   5.625% due 11/01/11                                    3,235           3,258
   6.500% due 11/01/31                                      170             180
Kroger Co. (The)
   7.250% due 06/01/09                                      270             279
   8.000% due 09/15/29                                      165             186
LaBranche & Co., Inc.
   9.500% due 05/15/09                                    1,000           1,050
Lehman Brothers Holdings, Inc.
   5.450% due 10/22/08 (E)                                1,800           1,802
   5.450% due 04/03/09 (E)                                4,800           4,805
   5.250% due 02/06/12                                      670             666
   5.500% due 04/04/16                                      625             620
Level 3 Communications, Inc.
   11.500% due 03/01/10                                     750             808
Level 3 Financing, Inc.
   12.250% due 03/15/13                                     595             680
Lodgenet Entertainment Corp.
   9.500% due 06/15/13                                      720             772
Lubrizol Corp.
   4.625% due 10/01/09                                      661             646
M&I Marshall & Ilsley Bank
   Series BKNT
   3.800% due 02/08/08                                      755             743
Mandalay Resort Group
   6.500% due 07/31/09                                      500             504

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
-------------------------------------------------------------------------------
Manufacturers & Traders Trust Co.
   5.585% due 12/28/20                                      248             244
Marsh & McLennan Cos., Inc.
   5.150% due 09/15/10                                      865             853
May Department Stores Co. (The)
   6.700% due 07/15/34                                      570             559
MBNA Corp. (E)
   Series MTNF
   5.798% due 05/05/08                                      780             785
Medco Health Solutions, Inc.
   7.250% due 08/15/13                                    1,357           1,441
Merrill Lynch & Co., Inc.
   5.461% due 06/16/08 (E)                                6,800           6,812
   6.050% due 05/16/16                                      915             940
   6.220% due 09/15/26                                      555             564
   6.110% due 01/29/37                                      680             672
   Series MTNC
   4.250% due 02/08/10                                    3,400           3,295
Metlife, Inc.
   5.000% due 06/15/15                                      485             467
   6.400% due 12/15/36                                    2,105           2,109
Midamerican Energy Holdings Co.
   Series WI
   6.125% due 04/01/36                                    1,625           1,634
Midamerican Funding LLC
   6.750% due 03/01/11                                      620             648
Miller Brewing Co. (p)
   4.250% due 08/15/08                                      585             574
   5.500% due 08/15/13                                      925             913
Mohawk Industries, Inc.
   Series D
   7.200% due 04/15/12                                      340             352
Monumental Global Funding II (p)
   4.625% due 03/15/10                                      320             313
Morgan Stanley
   5.375% due 10/15/15                                      780             769
   Series GMTN (E)
   5.485% due 02/09/09                                    3,100           3,105
   Series MTN (E)
   5.450% due 01/15/10                                    2,300           2,300
Natexis Ambs Co. LLC (f)(p)
   8.440% due 12/29/49                                      430             446
National Rural Utilities Cooperative Finance
   Corp.
   5.750% due 08/28/09                                      200             202

                                                    Multistrategy Bond Fund  107

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
-------------------------------------------------------------------------------
Nationwide Financial Services
   6.250% due 11/15/11                                      395             406
Nationwide Mutual Insurance Co. (p)
   7.875% due 04/01/33                                      867           1,025
Neiman-Marcus Group, Inc.
   Series WI
   10.375% due 10/15/15                                     795             888
Nelnet, Inc.
   7.400% due 09/29/36                                      600             615
Nevada Power Co.
   Series L
   5.875% due 01/15/15                                      550             547
News America Holdings, Inc.
   7.750% due 12/01/45                                      385             437
   7.900% due 12/01/95                                      410             461
   8.250% due 10/17/96                                      135             158
Nextel Communications, Inc.
   Series E
   6.875% due 10/31/13                                    1,005           1,019
Nisource Finance Corp.
   5.940% due 11/23/09 (E)                                  370             370
   7.875% due 11/15/10                                    1,090           1,174
Norfolk Southern Corp.
   7.050% due 05/01/37                                      280             317
   7.900% due 05/15/97                                    2,510           3,049
   6.000% due 03/15/05                                      950             884
North Front Pass-Through Trust (p)
   5.810% due 12/15/24                                    1,700           1,662
Occidental Petroleum Corp.
   9.250% due 08/01/19                                      285             371
Ohio Power Co.
   Series F
   5.500% due 02/15/13                                       55              55
   Series K
   6.000% due 06/01/16                                      560             573
ONEOK Partners, LP
   6.650% due 10/01/36                                      575             592
Oneok, Inc.
   5.510% due 02/16/08                                      815             814
Pacific Gas & Electric Co.
   4.200% due 03/01/11                                    1,015             970
   6.050% due 03/01/34                                      335             335
PartnerRe Finance II
   6.440% due 12/01/66                                      150             149
Peabody Energy Corp.
   7.875% due 11/01/26                                      500             525
Pemex Project Funding Master Trust
   5.750% due 12/15/15                                      500             488
   Series WI
   6.625% due 06/15/35                                    1,045           1,040
Pepco Holdings, Inc. (E)
   5.994% due 06/01/10                                      975             976
Phoenix Life Insurance Co. (p)
   7.150% due 12/15/34                                      850             895

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
-------------------------------------------------------------------------------
Pilgrim's Pride Corp.
   9.625% due 09/15/11                                      140             146
   7.625% due 05/01/15                                      445             441
Plains All American Pipeline, LP/ PAA Finance
   Corp.
   Series WI
   6.700% due 05/15/36                                      580             593
Platinum Underwriters Finance, Inc.
   Series B
   7.500% due 06/01/17                                      520             544
Popular North America Capital Trust I
   6.564% due 09/15/34                                      647             636
Popular North America, Inc.
   5.760% due 04/06/09 (E)                                  875             878
   Series MTNE
   3.875% due 10/01/08                                    1,600           1,559
Progress Energy, Inc.
   7.100% due 03/01/11                                      284             301
   5.625% due 01/15/16                                      340             339
   7.000% due 10/30/31                                      590             654
PSEG Energy Holdings LLC
   8.625% due 02/15/08                                       94              96
Qwest Corp.
   7.875% due 09/01/11                                    1,390           1,477
   7.625% due 06/15/15                                    1,000           1,071
Rabobank Capital Funding II (f)(p)
   5.260% due 12/31/49                                      995             969
RBS Capital Trust III (f)
   5.512% due 09/29/49                                    1,530           1,502
RBS Global, Inc. and Rexnord Corp.
   9.500% due 08/01/14                                      860             886
Reckson Operating Partnership, LP
   7.750% due 03/15/09                                      175             182
   5.150% due 01/15/11                                      457             445
Reinsurance Group of America, Inc.
   6.750% due 12/15/65                                      325             324
Rental Services Corp. (p)
   9.500% due 12/01/14                                      860             899
Residential Capital LLC
   5.850% due 06/09/08 (E)                                1,040           1,038
   6.125% due 11/21/08                                      875             878
   7.190% due 04/17/09 (E)(p)                             1,365           1,370
   6.375% due 06/30/10                                    3,082           3,108
   6.000% due 02/22/11                                    1,300           1,293
   5.125% due 05/17/12                                      670             872
   6.500% due 04/17/13                                    1,385           1,398

 108  Multistrategy Bond Fund

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
-------------------------------------------------------------------------------
   Series WI
   6.875% due 06/30/15                                    2,135           2,190
RH Donnelley, Inc.
   10.875% due 12/15/12                                   1,690           1,838
Safeco Capital Trust I
   8.072% due 07/15/37                                      900             941
Safeway, Inc.
   5.800% due 08/15/12                                       60              60
   7.250% due 02/01/31                                      105             112
Sara Lee Corp.
   6.125% due 11/01/32                                      640             581
SB Treasury Co. LLC (f)(p)
   9.400% due 12/29/49                                    2,028           2,126
SBC Communications, Inc.
   6.150% due 09/15/34                                      945             928
Sempra Energy (E)
   5.845% due 05/21/08                                      891             893
Simon Property Group, LP
   5.600% due 09/01/11                                    1,000           1,005
SLM Corp.
   4.000% due 01/15/10                                      540             520
   Series MTNA (E)
   5.570% due 07/25/08                                    6,200           6,217
Southern California Edison Co.
   7.625% due 01/15/10                                      260             275
Sovereign Capital Trust VI
   7.908% due 06/13/36                                      830             926
Sprint Capital Corp.
   7.625% due 01/30/11                                    3,105           3,316
   6.875% due 11/15/28                                      405             403
   8.750% due 03/15/32                                    1,060           1,259
Sprint Nextel Corp.
   6.000% due 12/01/16                                    1,035           1,006
Stingray Pass-Through Trust (A)
   5.902% due 01/12/15                                    1,000             970
Structured Asset Mortgage Investments II (E)
   Series 2006-AR5 Class 1A2
   5.610% due 05/25/36                                    1,300           1,304
Suncom Wireless, Inc.
   8.500% due 06/01/13                                    1,335           1,362
Sungard Data Systems, Inc.
   10.250% due 08/15/15                                   1,006           1,081
Swiss Re Capital I, LP (f)(p)
   6.854% due 05/29/49                                    1,225           1,282
Symetra Financial Corp. (p)
   6.125% due 04/01/16                                      900             905
TCI Communications, Inc.
   7.875% due 02/15/26                                      145             167
TECO Energy, Inc.
   7.200% due 05/01/11                                      745             781
Texas Eastern Transmission, LP
   7.000% due 07/15/32                                      280             310

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
-------------------------------------------------------------------------------
Time Warner Entertainment Co., LP
   Series *
   8.375% due 03/15/23                                      446             524
Time Warner, Inc.
   5.606% due 11/13/09 (E)                                1,185           1,186
   5.500% due 11/15/11                                      850             848
   5.875% due 11/15/16                                      425             424
   7.700% due 05/01/32                                      450             509
   6.500% due 11/15/36                                      375             373
Travelport, Ltd. (A)
   11.875% due 09/01/16                                   1,950           2,101
Trump Entertainment Resorts, Inc.
   8.500% due 06/01/15                                    1,490           1,475
Twin Reefs Pass-Through Trust (E)(f)(p)
   6.320% due 12/10/49                                      900             902
TXU Electric Delivery Co.
   7.000% due 09/01/22                                    1,145           1,226
TXU Energy Co. LLC
   7.000% due 03/15/13                                      475             497
Unicredito Italiano NY (E)
   Series YCD
   5.358% due 05/06/08                                    6,300           6,298
   5.370% due 05/29/08                                    1,700           1,697
Union Pacific Corp.
   6.625% due 02/01/08                                      265             267
   3.625% due 06/01/10                                       85              80
   6.125% due 01/15/12                                      800             821
Union Planters Corp.
   7.750% due 03/01/11                                      265             287
UnitedHealth Group, Inc.
   5.250% due 03/15/11                                      565             562
US Oncology, Inc.
   9.000% due 08/15/12                                      555             588
USB Capital IX (f)
   6.189% due 04/15/49                                    1,145           1,169
Valero Logistics Operations, LP
   6.050% due 03/15/13                                    1,117           1,124
VeraSun Energy Corp.
   9.875% due 12/15/12                                      685             716
Verizon Global Funding Corp.
   7.250% due 12/01/10                                      800             851
   5.850% due 09/15/35                                    1,330           1,257
Verizon, Inc.
   6.500% due 09/15/11                                       70              72
Viacom, Inc.
   5.741% due 06/16/09 (E)                                  690             692
   5.750% due 04/30/11                                      935             936
   6.875% due 04/30/36                                      580             578

                                                    Multistrategy Bond Fund  109

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
-------------------------------------------------------------------------------
Visteon Corp.
   8.250% due 08/01/10                                      560             560
Wachovia Bank NA (E)
   Series BKNT
   5.430% due 05/25/10                                    3,800           3,801
Wachovia Capital Trust III (f)
   5.800% due 03/15/42                                    4,165           4,194
Wachovia Corp. (E)
   5.426% due 10/28/08                                    3,000           3,004
Washington Mutual Preferred Funding II (f)(p)
   6.665% due 12/31/49                                      300             304
Washington Mutual, Inc.
   8.250% due 04/01/10                                      755             813
WellPoint, Inc.
   4.250% due 12/15/09                                      532             516
   5.850% due 01/15/36                                      765             743
Wells Fargo & Co.
   4.950% due 10/16/13                                      390             378
Wells Fargo Bank NA
   5.750% due 05/16/16                                      655             666
Wells Fargo Mortgage Backed Securities Trust
   Series 2006-AR6 Class 7A1
   5.110% due 03/25/36                                    3,159           3,090
West Corp. (p)
   9.500% due 10/15/14                                    1,165           1,180
Westpac Banking Corp. (E)
   Series DPNT
   5.280% due 06/06/08                                      800             800
Weyerhaeuser Co.
   7.375% due 03/15/32                                      720             765
Willis North America, Inc.
   5.125% due 07/15/10                                      710             690
   5.625% due 07/15/15                                      440             421
Wimar Opco LLC (A)
   9.625% due 12/15/14                                    1,045           1,039
Windstream Corp.
   Series WI
   8.125% due 08/01/13                                      615             662
   8.625% due 08/01/16                                      375             409
Wyeth
   6.950% due 03/15/11                                    2,830           2,993
   5.500% due 02/01/14                                      900             898
Xcel Energy, Inc.
   6.500% due 07/01/36                                      400             418
Xlliac Global Funding (p)
   4.800% due 08/10/10                                      730             713
Yum! Brands, Inc.
   8.875% due 04/15/11                                      350             390

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
-------------------------------------------------------------------------------
ZFS Finance USA Trust II (p)
   6.450% due 12/15/65                                    1,205           1,221
Zurich Capital Trust I (p)
   8.376% due 06/01/37                                    1,345           1,408
                                                                   ------------
                                                                        460,558
                                                                   ------------

International Debt - 4.8%
Abbey National PLC (f)
   6.700% due 06/29/49                                      775             785
Abu Dhabi National Energy Co. (p)
   5.875% due 10/27/16                                      845             844
   6.500% due 10/27/36                                    2,050           2,081
America Movil SA de CV
   5.500% due 03/01/14                                      500             487
Amvescap PLC
   4.500% due 12/15/09                                    1,337           1,300
Arlington Street CDO, Ltd. (p)
   Series 2000-1A Class A2
   7.660% due 06/10/12                                    1,680           1,674
Aspen Insurance Holdings, Ltd.
   6.000% due 08/15/14                                      200             197
AXA SA
   8.600% due 12/15/30                                      255             328
   6.379% due 12/14/49 (f)(p)                               400             392
   6.463% due 12/31/49 (f)(p)                               400             383
Banco Mercantil del Norte SA (A)
   6.862% due 10/13/21                                    1,340           1,353
Barclays Bank PLC (f)(p)
   7.375% due 06/29/49                                      910             978
Bowater Canada Finance Corp.
   7.950% due 11/15/11                                    1,095           1,098
Brascan Corp.
   7.125% due 06/15/12                                      675             721
British Telecommunications PLC
   8.625% due 12/15/10                                      180             201
   9.125% due 12/15/30                                    1,335           1,829
C10 Capital SPV, Ltd. (f)(p)
   6.722% due 12/01/49                                      900             893
Canadian Natural Resources, Ltd.
   5.850% due 02/01/35                                       75              69
   6.500% due 02/15/37                                      700             699
Canadian Oil Sands, Ltd. (p)
   4.800% due 08/10/09                                      481             471
Catalyst Paper Corp.
   Series D
   8.625% due 06/15/11                                    1,550           1,593
China Development Bank
   5.000% due 10/15/15                                      200             193
CIT Group Funding Co. of Canada
   5.600% due 11/02/11                                      570             573

 110  Multistrategy Bond Fund

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
-------------------------------------------------------------------------------
Conoco Funding Co.
   6.350% due 10/15/11                                    2,330           2,426
Corp. Nacional del Cobre de Chile (p)
   6.150% due 10/24/36                                      100             102
Cosan Finance, Ltd. (A)
   7.000% due 02/01/17                                    1,535           1,504
Deutsche Telekom International Finance BV
   5.546% due 03/23/09 (E)                                2,200           2,204
   5.375% due 03/23/11                                      475             473
   8.250% due 06/15/30                                      895           1,094
DNB Nor Bank ASA (E)(p)
   5.430% due 10/13/09                                    6,300           6,298
Egypt Government AID Bonds
   4.450% due 09/15/15                                    2,210           2,105
Endurance Specialty Holdings, Ltd.
   6.150% due 10/15/15                                      500             495
Export-Import Bank of China (p)
   4.875% due 07/21/15                                    1,290           1,236
Export-Import Bank of Korea
   4.125% due 02/10/09 (p)                                  170             166
   5.125% due 02/14/11                                      735             727
Falconbridge, Ltd.
   7.250% due 07/15/12                                      275             297
   6.000% due 10/15/15                                    1,280           1,304
FBG Finance, Ltd. (p)
   5.125% due 06/15/15                                      585             551
Federative Republic of Brazil
   6.000% due 01/17/17                                    2,975           2,907
France Telecom SA
   8.500% due 03/01/31                                      625             817
Galaxy Entertainment Finance Co., Ltd. (p)
   9.875% due 12/15/12                                    1,255           1,359
Gaz Capital for Gazprom (p)
   6.212% due 11/22/16                                      850             839
HBOS PLC (f)(p)
   5.920% due 09/29/49                                      700             685
HBOS Treasury Services PLC (E)(p)
   Series Mtn
   5.420% due 07/17/09                                    1,600           1,601
HSBC Holdings PLC
   6.500% due 05/02/36                                      850             907
Inco, Ltd.
   5.700% due 10/15/15                                    1,050           1,034
Intelsat Bermuda, Ltd. (p)
   11.250% due 06/15/16                                   1,285           1,452
Intelsat Subsidiary Holding Co., Ltd. (E)
   10.252% due 01/15/12                                   1,030           1,040
ISA Capital do Brasil SA (A)
   7.875% due 01/30/12                                      228             227

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
-------------------------------------------------------------------------------
Ispat Inland ULC
   9.750% due 04/01/14                                    3,129           3,490
Korea Electric Power Corp. (p)
   5.125% due 04/23/34                                      285             280
LG Electronics, Inc. (p)
   5.000% due 06/17/10                                      390             381
Majapahit Holding BV (p)
   7.250% due 10/17/11                                      485             495
Mantis Reef, Ltd. (p)
   4.692% due 11/14/08                                      585             577
Mizuho Financial Group Cayman, Ltd.
   5.790% due 04/15/14 (p)                                  790             789
   Series REGS
   5.790% due 04/15/14                                      185             184
Montpelier Re Holdings, Ltd.
   6.125% due 08/15/13                                      710             690
MUFG Capital Finance 1, Ltd. (f)
   6.346% due 07/25/49                                      670             676
Nationwide Building Society (p)
   4.250% due 02/01/10                                      770             744
Nippon Life Insurance (p)
   4.875% due 08/09/10                                    1,235           1,204
Norske Skogindustrier ASA (p)
   7.125% due 10/15/33                                    1,565           1,473
Peru Enhanced Pass-Through Finance, Ltd. (p)
   Zero Coupon due 05/31/25                               2,371             859
Petroleum Export, Ltd. (p)
   5.265% due 06/15/11                                      178             172
Poland Government International Bond
   Series RSTA Step Up
   4.750% due 10/27/24                                      750             692
Province of Quebec Canada
   Series PJ
   6.125% due 01/22/11                                    2,855           2,947
Ras Laffan Liquefied Natural Gas Co., Ltd. II
   (p)
   5.298% due 09/30/20                                    1,515           1,434
Ras Laffan Liquefied Natural Gas Co., Ltd. III
   5.838% due 09/30/27 (p)                                1,680           1,589
   Series 2006- (p)
   5.832% due 09/30/16                                    1,080           1,074
Resona Bank, Ltd. (f)(p)
   5.850% due 09/29/49                                    2,705           2,629

                                                    Multistrategy Bond Fund  111

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
-------------------------------------------------------------------------------
Resona Preferred Global Securities Cayman, Ltd.
   (f)(p)
   7.191% due 12/29/49                                    2,590           2,709
Rogers Wireless, Inc.
   6.375% due 03/01/14                                      760             761
Royal Bank of Scotland Group PLC (f)
   Series 1
   9.118% due 03/31/49                                    4,025           4,435
Royal Bank of Scotland PLC (E)
   5.760% due 07/06/12                                    4,300           4,303
Russia Government International Bond (p)
   5.000% due 03/31/30                                    2,450           2,719
Salomon Brothers AG for OAO Siberian Oil Co.
   Series REGS
   10.750% due 01/15/09                                   1,315           1,430
Santander Financial Issuances
   6.375% due 02/15/11                                      240             247
Santander US Debt SA Unipersonal (E)(p)
   5.426% due 11/20/09                                    2,800           2,800
Sanwa Finance Aruba AEC
   8.350% due 07/15/09                                    1,000           1,062
Sappi Papier Holding AG (p)
   6.750% due 06/15/12                                    1,055           1,056
   7.500% due 06/15/32                                      895             849
Seagate Technology HDD Holdings
   6.800% due 10/01/16                                    1,255           1,252
Secunda International, Ltd. (E)
   13.360% due 09/01/12                                     660             688
Shimao Property Holdings, Ltd. (p)
   8.000% due 12/01/16                                      940             926
Shinsei Finance II (f)(p)
   7.160% due 07/25/49                                      520             524
Siemens Financieringsmaatschappij NV (p)
   6.125% due 08/17/26                                      870             884
SMFG Preferred Capital USD 1, Ltd. (f)(p)
   6.078% due 01/29/49                                      600             590
Stora Enso Oyj (p)
   7.250% due 04/15/36                                      795             827
Sumitomo Mitsui Banking Corp. (f)(p)
   5.625% due 07/29/49                                      495             482
Systems 2001 AT LLC (p)
   7.156% due 12/15/11                                      252             260
   6.664% due 09/15/13                                      384             400
Telecom Italia Capital SA
   4.000% due 01/15/10                                    1,706           1,632
   4.875% due 10/01/10                                      950             922

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
-------------------------------------------------------------------------------
   5.970% due 07/18/11 (E)                                1,355           1,356
   5.250% due 10/01/15                                    1,400           1,299
   7.200% due 07/18/36                                    1,240           1,267
Telefonica Emisiones SAU
   5.665% due 06/19/09 (E)                                  760             761
   5.984% due 06/20/11                                      630             640
   6.421% due 06/20/16                                      460             476
   7.045% due 06/20/36                                      395             425
Telefonica Europe BV
   7.750% due 09/15/10                                    2,000           2,144
   8.250% due 09/15/30                                      655             790
Telefonos de Mexico SA de CV
   4.500% due 11/19/08                                    1,418           1,391
TELUS Corp.
   8.000% due 06/01/11                                    1,955           2,127
Transocean, Inc. (E)
   5.591% due 09/05/08                                    1,200           1,201
Tyco International Group SA
   6.750% due 02/15/11                                    2,545           2,689
UFJ Finance Aruba AEC
   6.750% due 07/15/13                                      220             233
Unicredit Luxembourg Finance SA (E)(p)
   5.410% due 10/24/08                                    1,245           1,245
Vale Overseas, Ltd.
   6.250% due 01/11/16                                      460             462
   6.250% due 01/23/17                                    1,925           1,929
   6.875% due 11/21/36                                    1,140           1,160
Vedanta Resources PLC (p)
   6.625% due 02/22/10                                    1,190           1,174
Vitro SA de CV (A)
   8.625% due 02/01/12                                      420             424
   9.125% due 02/01/17                                      850             858
Vodafone Group PLC
   5.750% due 03/15/16                                      505             502
VTB Capital SA (E)(p)
   5.970% due 08/01/08                                    1,900           1,902
Westfield Capital Corp., Ltd./WT Finance Aust
   Pty Ltd/WEA Finance LLC (p)
   5.125% due 11/15/14                                      700             676
Westfield Group (p)
   5.400% due 10/01/12                                      827             824

 112  Multistrategy Bond Fund

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
-------------------------------------------------------------------------------
Xstrata Finance Canada, Ltd. (p)
   5.500% due 11/16/11                                      330             329
   5.800% due 11/15/16                                      325             323
Xstrata Finance Dubai, Ltd. (E)(p)
   5.725% due 11/13/09                                      775             775
                                                                   ------------
                                                                        136,511
                                                                   ------------

Loan Agreements - 1.1%
ALLTEL Holding Corp., Term Loan
   7.110% due 07/17/13                                    1,035           1,043
Avis Budget Holdings, Term Loan
   6.610% due 04/19/12                                      498             497
AWAS, Second Lien Term Loan
   11.375% due 03/21/13                                     620             627
Delphi Corp. Term Loan
   8.125% due 12/31/07                                      400             400
Ford Motor Co. Term Loan B
   8.360% due 12/15/13                                    3,500           3,548
General Motors Corp. Term Loan B
   7.745% due 11/01/13                                    2,000           2,027
Georgia-Pacific Corp., Term Loan
   7.345% due 12/20/12                                       58              58
   7.353% due 12/20/12                                      934             944
   7.364% due 12/20/12                                      222             232
Georgia-Pacific Corp., Term Loan B
   7.114% due 12/20/12                                    1,400           1,406
HCA, Inc. Term Loan B
   8.114% due 12/30/13                                    1,700           1,715
Healthsouth Corp., Term Loan B
   8.610% due 03/10/13                                    1,891           1,909
Idearc, Inc., Term Loan B
   7.330% due 11/17/14                                      900             907
Lyondell Chemical Co., Term Loan
   7.121% due 08/16/13                                      898             905
Starbound Reinsurance, Ltd. Term Loan B II
   7.400% due 03/31/08                                    9,000           9,000
Starbound Reinsurance, Ltd. Term Loan B III
   6.900% due 03/31/08                                    2,000           2,000
Talecris Biotherapeutics, Inc., Second Lien Term
   Loan
   13.500% due 12/06/14                                     800             814
United Airlines, Inc., Term Loan
   11.000% due 02/01/12                                     162             163
United Airlines, Inc., Term Loan B
   9.120% due 02/01/12                                    1,132           1,139
Visteon Corp.
   8.380% due 06/13/13                                      900             903
                                                                   ------------
                                                                         30,237
                                                                   ------------

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
-------------------------------------------------------------------------------

Mortgage-Backed Securities - 42.0%
Adjustable Rate Mortgage Trust (E)
   Series 2005-3 Class 8A2
   5.560% due 07/25/35                                    1,524           1,527
American Home Mortgage Assets (E)
   Series 2006-2 Class 2A2
   5.550% due 09/25/46                                    2,480           2,486
   Series 2006-4 Class 1A11
   5.540% due 08/30/36                                    3,155           3,159
   Series 2007-1 Class A1
   5.630% due 02/25/47                                    5,000           5,000
American Home Mortgage Investment Trust (E)
   Series 2004-1 Class 1A
   5.670% due 04/25/44                                      377             377
   Series 2004-4 Class 4A
   4.390% due 02/25/45                                      802             788
   Series 2005-2 Class 5A2
   5.470% due 09/25/35                                      521             521
Banc of America Commercial Mortgage, Inc.
   Series 2004-3 Class A3
   4.875% due 06/10/39                                    2,290           2,257
   Series 2004-4 Class A3
   4.128% due 07/10/42                                    1,475           1,431
   Series 2005-2 Class A4
   4.783% due 07/10/43                                    2,155           2,095
   Series 2005-3 Class A2
   4.501% due 07/10/43                                    1,110           1,079
   Series 2005-5 Class A4
   5.115% due 10/10/45                                    4,500           4,378
   Series 2005-6 Class A4
   5.180% due 09/10/47                                    3,000           2,945
   Series 2006-3 Class A4
   5.889% due 07/10/44                                    2,755           2,823
   Series 2006-4 Class A4
   5.634% due 07/10/46                                    2,865           2,886
Banc of America Funding Corp.
   Series 2005-8 Class 1A1
   5.500% due 01/25/36                                    1,248           1,218
   Series 2005-D Class A1 (E)
   4.114% due 05/25/35                                      944             921
   Series 2005-F Class 1A2 (E)
   5.670% due 09/20/35                                      535             537
   Series 2005-F Class 2A1
   5.225% due 09/20/35                                    1,129           1,135
   Series 2006-3 Class 5A8
   5.500% due 03/25/36                                    2,800           2,762
   Series 2006-A Class 3A2
   5.917% due 02/20/36                                    1,235           1,239

                                                    Multistrategy Bond Fund  113

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
-------------------------------------------------------------------------------
   Series 2006-A Class 4A1 (E)
   5.567% due 02/20/36                                    2,891           2,877
Banc of America Mortgage Securities, Inc.
   Series 2003-9 Class 1A12 (E)
   5.770% due 12/25/33                                    3,555           3,565
   Series 2003-D Class 1A2 (E)
   6.114% due 05/25/33                                        7               7
   Series 2004-1 Class 5A1
   6.500% due 09/25/33                                       95              96
   Series 2004-11 Class 2A1
   5.750% due 01/25/35                                    2,457           2,418
   Series 2004-D Class 1A1 (E)
   3.518% due 05/25/34                                      845             842
   Series 2005-9 Class 2A1
   4.750% due 10/25/20                                    1,275           1,246
   Series 2005-L Class 3A1 (E)
   5.453% due 01/25/36                                    1,416           1,404
   Series 2006-2 Class A15
   6.000% due 07/25/36                                    2,374           2,392
Bank of America Alternative Loan Trust
   Series 2003-2 Class CB2 (E)
   5.820% due 04/25/33                                      600             603
   Series 2003-10 Class 2A1
   6.000% due 12/25/33                                      600             599
   Series 2003-10 Class 2A2 (E)
   5.820% due 12/25/33                                    1,348           1,356
   Series 2004-2 Class 1A1
   6.000% due 03/25/34                                      411             410
   Series 2004-10 Class 1CB1
   6.000% due 11/25/34                                      393             394
   Series 2004-11 Class 1CB1
   6.000% due 12/25/34                                      459             459
   Series 2005-3 Class 2A1
   5.500% due 04/25/20                                      596             591
   Series 2005-5 Class 2CB1
   6.000% due 06/25/35                                      735             734
   Series 2005-6 Class 7A1
   5.500% due 07/25/20                                      793             786
   Series 2005-9 Class 5A1
   5.500% due 10/25/20                                      929             920
   Series 2006-5 Class CB17
   6.000% due 06/25/36                                    1,780           1,787
Bayview Financial Acquisition Trust (E)
   Series 2006-C Class 2A1
   5.430% due 11/28/36                                    1,529           1,530
Bear Stearns Adjustable Rate Mortgage Trust
   Series 2003-8 Class 4A1
   4.636% due 01/25/34                                      551             550
   Series 2005-10 Class A1 (E)
   4.750% due 10/25/35                                    4,098           4,047

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
-------------------------------------------------------------------------------
Bear Stearns Alt-A Trust
   Series 2005-4 Class 23A1
   5.390% due 05/25/35                                    1,442           1,441
   Series 2006-3 Class 33A1 (E)
   6.185% due 05/25/36                                    1,628           1,645
   Series 2006-3 Class 34A1
   6.185% due 05/25/36                                    1,462           1,477
   Series 2006-4 Class 23A5
   6.239% due 08/25/36                                    1,304           1,318
Bear Stearns Asset Backed Securities, Inc.
   Series 2005-AC8 Class A5
   5.500% due 11/25/35                                    1,142           1,138
Bear Stearns Commercial Mortgage Securities
   Series 2004-ESA Class E (p)
   5.064% due 05/14/16                                      825             819
   Series 2005-PW1 Class A4
   5.405% due 12/11/40                                    3,500           3,475
Bear Stearns Mortgage Funding Trust
   5.470% due 02/25/37                                    2,750           2,750
   Series 2006-AR1 Class 1A2 (E)
   5.570% due 07/25/36                                    2,063           2,060
   Series 2006-AR2 Class 1A1 (E)
   5.520% due 09/25/36                                    5,239           5,234
   Series 2006-AR2 Class 2A1 (E)
   5.550% due 10/25/36                                    2,460           2,459
   Series 2006-AR3 Class 1A1 (E)
   5.500% due 03/25/36                                    2,234           2,231
   Series 2006-AR4 Class A1 (E)
   5.530% due 04/25/36                                    2,800           2,800
   Series 2006-AR5 Class 1A1 (E)
   5.480% due 12/25/36                                    1,775           1,775
Chase Mortgage Finance Corp.
   Series 2003-S8 Class A1
   4.500% due 09/25/18                                    1,331           1,269
   Series 2003-S8 Class A2
   5.000% due 09/25/18                                    1,909           1,875
   Series 2006-S4 Class A3
   6.000% due 12/25/36                                    1,985           1,996
   Series 2006-S4 Class A4
   6.000% due 12/25/36                                    1,045           1,049
Citigroup Mortgage Loan Trust, Inc.
   Series 2005-11 Class A2A (E)
   4.700% due 12/25/35                                      355             349

 114  Multistrategy Bond Fund

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
-------------------------------------------------------------------------------
   Series 2006-WF1 Class A2F
   5.657% due 03/01/36                                    1,925           1,893
   Series 2006-WFH Class A2 (E)
   5.420% due 11/25/36                                    6,300           6,300
   Series 2007-AR1 Class A1 (E)
   5.430% due 01/25/37                                    1,775           1,775
Citigroup/Deutsche Bank Commercial Mortgage
   Trust
   Series 2005-CD1 Class A4
   5.226% due 07/15/44                                    4,000           3,949
   Series 2006-CD3 Class A5
   5.617% due 10/15/48                                    1,390           1,397
Citimortgage Alternative Loan Trust
   Series 2006-A3 Class 1A5
   6.000% due 07/25/36                                    1,429           1,431
Commercial Mortgage Pass Through Certificates
   Series 2001-J1A Class A2 (p)
   6.457% due 02/16/34                                      683             703
   Series 2006-C7 Class A2
   5.690% due 06/10/46                                      825             833
Countrywide Alternative Loan Trust
   Series 2004-28C Class 6A1
   6.000% due 01/25/35                                      628             627
   Series 2004-J7 Class 1A2
   4.673% due 08/25/34                                      299             296
   Series 2004-J8 Class 1A1
   7.000% due 09/25/34                                      657             669
   Series 2005-51 Class 1A1 (E)
   5.640% due 11/20/35                                      688             691
   Series 2005-56 Class 2A2 (E)
   6.798% due 11/25/35                                    1,768           1,772
   Series 2005-58 Class A2 (E)
   5.710% due 12/20/35                                    1,658           1,664
   Series 2005-59 Class 1A1 (E)
   5.680% due 11/20/35                                    1,920           1,926
   Series 2005-59 Class 1A2B (E)
   5.580% due 11/20/35                                    1,003           1,005
   Series 2005-62 Class 1A1 (E)
   5.620% due 12/25/35                                    2,555           2,565
   Series 2005-63 Class 3A1
   5.896% due 11/25/35                                    1,319           1,318
   Series 2005-76 Class 2A2 (E)
   6.458% due 02/25/36                                    2,184           2,206
   Series 2005-81 Class X1
   Interest Only STRIP
   1.736% due 02/25/37                                    7,023             381
   Series 2005-J13 Class 2A3
   5.500% due 11/25/35                                      946             940
   Series 2005-J8 Class 1A3
   5.500% due 07/25/35                                    1,677           1,666
   Series 2006-2CB Class A3
   5.500% due 03/25/36                                    1,007           1,008

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
-------------------------------------------------------------------------------
   Series 2006-9T1 Class A7
   6.000% due 05/25/36                                      921             926
   Series 2006-43C Class 1A7
   6.000% due 02/25/37                                    2,980           2,969
   Series 2006-J2 Class A3
   6.000% due 04/25/36                                    1,375           1,380
   Series 2006-OA1 Class 1XP
   Interest Only STRIP
   1.368% due 10/25/36                                   21,648           1,124
   Series 2006-OA1 Class 2X
   Interest Only STRIP
   1.790% due 03/20/46                                    9,998             467
   Series 2006-OA1 Class 4A1 (E)
   5.540% due 08/25/46                                    3,834           3,835
   Series 2006-OA1 Class A1 (E)
   5.500% due 02/20/47                                    3,952           3,944
   Series 2006-OA1 Class A1A (E)
   5.370% due 09/25/46                                    1,670           1,670
   Series 2006-OA1 Class XBJ
   Interest Only STRIP
   2.832% due 08/25/46                                    6,650             278
   Series 2006-OA2 Class CP (p)
   Interest Only STRIP
   2.079% due 09/25/35                                   25,850           1,404
   Series 2006-OA2 Class X
   Interest Only STRIP
   Zero coupon due 03/20/47                              19,422           1,105
   Series 2006-OA6 Class 1A3 (E)
   5.590% due 04/25/36                                    1,508           1,514
Countrywide Home Loan Mortgage Pass Through
   Trust
   Series 2004-16 Class 1A1 (E)
   5.720% due 09/25/34                                    1,893           1,901
   Series 2005-23 Class A1
   5.500% due 11/25/35                                    3,264           3,184
   Series 2005-29 Class A1
   5.750% due 12/25/35                                    1,869           1,843
   Series 2005-HYB Class 3A2A (E)
   5.250% due 02/20/36                                      420             415
   Series 2006-1 Class A2
   6.000% due 03/25/36                                    1,059           1,054
   Series 2006-1 Class A3
   6.000% due 03/25/36                                      382             378
   Series 2006-HYB Class 3A1A
   6.113% due 05/20/36                                    1,514           1,544
   Series 2006-OA5 Class 2A1 (E)
   5.520% due 04/25/46                                    4,546           4,540

                                                    Multistrategy Bond Fund  115

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
-------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage Securities
   Corp.
   Series 2001-SPG Class A2 (p)
   6.515% due 08/13/18                                      400             418
   Series 2003-29 Class 5A1
   7.000% due 12/25/33                                      150             152
   Series 2004-1 Class 3A1
   7.000% due 02/25/34                                       62              63
   Series 2004-C1 Class A3
   4.321% due 01/15/37                                    1,895           1,821
Credit Suisse Mortgage Capital Certificates
   Series 2006-C1 Class AAB
   5.556% due 02/15/39                                      450             452
   Series 2006-C4 Class A3
   5.467% due 09/15/39                                    2,000           1,989
Crown Castle Towers LLC (p)
   Series 2005-1A
   5.074% due 06/15/35                                      460             452
   Series 2006-1A Class B
   5.362% due 11/15/36                                      995             988
CS First Boston Mortgage Securities Corp.
   Series 1998-C2 Class A2
   6.300% due 11/15/30                                      721             728
Deutsche ALT-A Securities, Inc. Alternate Loan
   Trust
   Series 2005-AR1 Class 2A3
   5.010% due 08/25/35                                    2,810           2,827
DLJ Commercial Mortgage Corp.
   Series 1998-CF1 Class A1B
   6.410% due 02/18/31                                    1,549           1,555
   Series 1999-CG1 Class S
   Interest Only STRIP
   0.814% due 03/10/32                                   18,853             332
Downey Savings & Loan Association Mortgage Loan
   Trust
   Series 2004-AR3 Class 1A1B (E)
   7.141% due 07/19/44                                      633             639
   Series 2006-AR1 Class 2A1A (E)
   5.767% due 04/19/47                                    2,306           2,309
   Series 2006-AR2 Class 2A1A (E)
   5.520% due 11/19/37                                    2,506           2,509
Fannie Mae
   7.000% due 2009                                           51              51
   5.363% due 2012                                        1,493           1,486
   5.500% due 2016                                           93              93
   6.000% due 2016                                        1,044           1,059
   11.000% due 2016                                         103             113
   5.000% due 2017                                          762             749
   5.500% due 2017                                          494             494
   6.000% due 2017                                          612             618
   6.500% due 2017                                          353             360
   4.000% due 2018                                        5,531           5,186

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
-------------------------------------------------------------------------------
   4.500% due 2018                                       12,710          12,218
   5.000% due 2018                                       16,495          16,168
   4.500% due 2019                                        1,534           1,474
   5.000% due 2019                                        3,018           2,956
   4.500% due 2020                                        2,590           2,490
   5.000% due 2020                                        5,534           5,417
   5.500% due 2020                                          544             542
   5.000% due 2021                                        3,379           3,303
   6.500% due 2024                                        1,864           1,903
   7.500% due 2024                                           10              11
   6.500% due 2025                                        1,109           1,132
   6.992% due 2026 (E)                                      262             266
   7.000% due 2026                                          254             262
   9.000% due 2026                                           45              48
   7.000% due 2027                                            8               9
   7.500% due 2027                                            8               8
   6.500% due 2028                                            3               3
   7.000% due 2028                                          180             186
   5.500% due 2029                                        1,801           1,780
   7.000% due 2029                                        2,361           2,435
   7.500% due 2029                                           55              57
   7.000% due 2030                                          917             946
   7.500% due 2030                                          401             415
   8.000% due 2030                                          401             424
   8.500% due 2030                                          756             815
   9.500% due 2030                                          100             109
   7.000% due 2031                                        1,869           1,924
   7.500% due 2031                                          560             584
   8.000% due 2031                                          707             746
   8.500% due 2031                                          448             481
   6.000% due 2032                                        3,100           3,123
   6.500% due 2032                                          346             354
   7.000% due 2032                                        6,034           6,208
   7.500% due 2032                                          333             347
   8.000% due 2032                                            3               4
   8.500% due 2032                                           61              66
   3.905% due 2033 (E)                                    1,933           1,906
   4.681% due 2033 (E)                                    1,157           1,163
   5.000% due 2033                                        4,233           4,078
   5.500% due 2033                                        4,479           4,417
   6.000% due 2033                                          999           1,005
   7.000% due 2033                                          562             576
   5.000% due 2034                                        4,722           4,546
   5.500% due 2034                                       42,979          42,365

 116  Multistrategy Bond Fund

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
-------------------------------------------------------------------------------
   6.000% due 2034                                        1,716           1,725
   7.000% due 2034                                          405             416
   7.500% due 2034                                          246             254
   4.174% due 2035 (E)                                    4,424           4,366
   4.565% due 2035 (E)                                    2,803           2,782
   4.834% due 2035 (E)                                    4,482           4,447
   5.000% due 2035                                        2,350           2,259
   5.500% due 2035                                       68,071          67,015
   6.000% due 2035                                        2,054           2,063
   7.000% due 2035                                        1,319           1,355
   7.500% due 2035                                        2,149           2,232
   5.000% due 2036                                       40,457          38,859
   5.500% due 2036                                        7,942           7,811
   6.000% due 2036                                       18,115          18,167
   6.500% due 2036                                          865             880
   7.000% due 2036                                        1,002           1,027
   7.500% due 2036                                        6,267           6,498
   6.227% due 2040 (E)                                      712             725
   15 Year TBA (I)
   4.500%                                                 2,010           1,929
   5.000%                                                 9,975           9,757
   5.500%                                                 8,165           8,129
   6.000%                                                 6,565           6,637
   30 Year TBA (I)
   4.500%                                                 3,815           3,552
   5.000%                                                36,890          35,391
   5.500%                                                83,090          81,713
   6.000%                                                33,910          34,027
   6.500%                                                15,600          15,858
   7.000%                                                23,260          23,827
   Series 1997-281 Class 2
   Interest Only STRIP
   9.000% due 11/01/26                                       45              12
   Series 1997-68 Class SC (E)
   Interest Only STRIP
   3.156% due 05/18/27                                      119              11
   Series 2000-306 Class IO
   Interest Only STRIP
   8.000% due 05/01/30                                       51              12
   Series 2001-317 Class 2
   Interest Only STRIP
   8.000% due 08/01/31                                      103              25
   Series 2001-4 Class SA (E)
   Interest Only STRIP
   2.230% due 02/17/31                                      230              14
   Series 2002-320 Class 2
   Interest Only STRIP
   7.000% due 03/01/32                                       32               8
   Series 2002-50 Class SC (E)
   Interest Only STRIP
   2.780% due 12/25/29                                       15              --
   Series 2003-122 Class AJ
   4.500% due 02/25/28                                      427             416

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
-------------------------------------------------------------------------------
   Series 2003-16 Class NI
   Interest Only STRIP
   5.000% due 02/25/15                                      463              16
   Series 2003-25 Class IK
   Interest Only STRIP
   7.000% due 04/25/33                                      374              89
   Series 2003-32 Class FH (E)
   5.720% due 11/25/22                                    2,134           2,155
   Series 2003-32 Class UI
   Interest Only STRIP
   6.000% due 05/25/33                                      463             110
   Series 2003-33 Class IA
   Interest Only STRIP
   6.500% due 05/25/33                                    2,087             479
   Series 2003-337 Class 1
   Principal Only STRIP
   Zero coupon due 07/01/33                               2,141           1,551
   Series 2003-343 Class 6
   Interest Only STRIP
   5.000% due 10/01/33                                    2,126             477
   Series 2003-35 Class IU
   Interest Only STRIP
   6.000% due 05/25/33                                      504             116
   Series 2003-35 Class UI
   Interest Only STRIP
   6.500% due 05/25/33                                      502             117
   Series 2003-64 Class JI
   Interest Only STRIP
   6.000% due 07/25/33                                      504             117
   Series 2003-78 Class FI (E)
   5.720% due 01/25/33                                    2,087           2,097
   Series 2003-82 Class IA
   Interest Only STRIP
   6.000% due 08/25/32                                      461              64
   Series 2003-82 Class WI
   Interest Only STRIP
   6.000% due 08/25/32                                       76              10
   Series 2004-21 Class FL (E)
   5.670% due 11/25/32                                    1,025           1,028
   Series 2005-110 Class MB
   5.500% due 09/25/35                                    1,875           1,879
   Series 2005-69 Class IO (E)
   Principal Only STRIP
   Zero coupon due 08/25/35                                  54              10

                                                    Multistrategy Bond Fund  117

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
-------------------------------------------------------------------------------
   Series 2006-369 Class 8
   Interest Only STRIP
   5.500% due 04/01/36                                    1,850             451
Fannie Mae Grantor Trust
   Series 1999-T2 Class A1
   7.500% due 01/19/39                                       41              43
   Series 2001-T8 Class A2
   9.500% due 07/25/41                                      225             241
Fannie Mae REMICS
   Series 2005-36 Class AI
   Interest Only STRIP
   5.500% due 10/25/26                                    2,810             222
   Series 2006-118 Class A2 (E)
   5.380% due 12/25/36                                    1,660           1,658
   Series 2006-5 Class 3A2 (E)
   4.677% due 05/25/35                                      300             295
Fannie Mae Whole Loan
   Series 2003-W17 Class 1A6
   5.310% due 08/25/33                                    5,400           5,331
   Series 2004-W11 Class 1A2
   6.500% due 05/25/44                                      624             637
   Series 2004-W9 Class 2A1
   6.500% due 02/25/44                                      341             347
FBR Securitization Trust (E)
   Series 2005-4 Class AV21
   5.440% due 10/25/35                                      431             431
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities
   Series 2003-58 Class 2A
   6.500% due 09/25/43                                      317             322
   Series 2005-63 Class 1A1 (E)
   5.958% due 02/25/45                                      234             233
FHA PJ Reilly 67 NCP
   7.430% due 07/01/24                                       63              63
First Horizon Alternative Mortgage Securities
   Series 2005-AA2 Class 1A1 (E)
   5.078% due 03/25/35                                      450             449
   Series 2005-AA5 Class 1A1 (E)
   5.317% due 07/25/35                                      514             513
   Series 2006-AA5 Class A2 (E)
   6.626% due 09/25/36                                    1,297           1,323
   Series 2006-FA3 Class A6
   6.000% due 07/25/36                                    1,605           1,617
First Horizon Asset Securities, Inc.
   Series 2003-5 Class 1A17
   8.000% due 07/25/33                                      136             144
   Series 2004-AR5 Class 4A1 (E)
   5.682% due 10/25/34                                      421             419
   Series 2005-AR5 Class 3A1 (E)
   5.527% due 10/25/35                                      660             658

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
-------------------------------------------------------------------------------
First Union-Lehman Brothers-Bank of America
   Series 1998-C2 Class A2
   6.560% due 11/18/35                                       15              15
Freddie Mac
   12.000% due 2013                                          12              13
   12.000% due 2014                                          16              17
   11.000% due 2015                                          13              14
   10.000% due 2016                                          54              59
   12.000% due 2016                                           2               2
   4.500% due 2018                                        2,871           2,756
   5.000% due 2018                                        4,182           4,098
   4.000% due 2019                                       12,984          12,150
   5.000% due 2019                                        6,144           6,017
   4.500% due 2020                                        2,577           2,475
   11.000% due 2020                                          57              63
   5.000% due 2021                                        1,712           1,678
   4.235% due 2034 (E)                                      262             266
   4.642% due 2034 (E)                                    1,167           1,176
   4.919% due 2034 (E)                                    2,850           2,825
   4.817% due 2035 (E)                                    2,751           2,737
   4.859% due 2035 (E)                                    4,690           4,642
   6.000% due 2035                                        1,269           1,268
   5.951% due 2036 (E)                                    2,332           2,342
   5.971% due 2036 (E)                                    1,085           1,098
   30 Year TBA (I)
   5.000%                                                12,540          12,042
   5.500%                                                12,085          11,892
   5.570% (E)                                                41           1,024
   6.000%                                                 4,510           4,526
   Series 1999-212 Class SG (E)
   Interest Only STRIP
   1.625% due 06/17/27                                    1,897              71
   Series 2000-224 Class SC (E)
   Interest Only STRIP
   2.180% due 08/15/30                                       71               2
   Series 2000-226 Class F (E)
   5.770% due 11/15/30                                       95              95
   Series 2001-229 Class KF (E)
   5.570% due 07/25/22                                      723             705
   Series 2002-246 Class SJ (E)
   Interest Only STRIP
   2.680% due 03/15/32                                      261              21
   Series 2003-256 Class IM
   Interest Only STRIP
   5.000% due 09/15/14                                      588              21
   Series 2003-259 Class IQ
   Interest Only STRIP
   5.000% due 06/15/17                                    1,464             171

 118  Multistrategy Bond Fund

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
-------------------------------------------------------------------------------
   Series 2003-262 Class AB
   Interest Only STRIP
   2.900% due 11/15/14                                    2,035           1,969
   Series 2003-264 Class IM
   Interest Only STRIP
   7.000% due 07/15/33                                      455             110
   Series 2003-266 Class MA
   4.500% due 10/15/31                                      830             813
   Series 2004-276 Class IP
   Interest Only STRIP
   5.500% due 07/15/23                                    1,745              77
   Series 2004-277 Class UF (E)
   5.620% due 06/15/33                                    2,577           2,580
   Series 2004-281 Class DF (E)
   5.770% due 06/15/23                                      765             770
   Series 2004-287 Class GC
   5.000% due 11/15/29                                      520             509
   Series 2004-289 Class PC
   5.000% due 07/15/30                                    1,060           1,036
   Series 2005-291 Class KP
   5.000% due 11/15/29                                    1,155           1,131
   Series 2005-292 Class IG
   Interest Only STRIP
   5.000% due 04/15/23                                    1,035             163
   Series 2005-292 Class NA
   5.000% due 12/15/20                                    1,266           1,260
   Series 2005-294 Class FA (E)
   5.490% due 03/15/20                                    1,494           1,493
   Series 2005-302 Class MB
   5.000% due 12/15/28                                      640             631
   Series 2005-303 Class AQ
   4.500% due 10/15/22                                    3,579           3,546
   Series 2005-306 Class PC
   5.000% due 02/15/29                                    1,795           1,768
   Series 2006-313 Class FP (E)
   Zero coupon due 04/15/36                               1,113           1,150
Freddie Mac Gold
   6.000% due 2016                                          128             130
   5.000% due 2018                                          259             253
   5.500% due 2020                                        5,764           5,742
   8.000% due 2020                                          130             137
   10.500% due 2021                                          33              36
   8.500% due 2025                                           37              40
   7.000% due 2027                                          246             254
   8.500% due 2027                                          193             207
   7.500% due 2028                                           57              60
   7.500% due 2029                                           96             100
   6.500% due 2030                                            8               8
   7.188% due 2030 (E)                                        8               9
   7.500% due 2030                                          254             264
   8.000% due 2030                                           85              89

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
-------------------------------------------------------------------------------
   8.500% due 2030                                          209             224
   7.000% due 2031                                          504             521
   7.500% due 2031                                          159             166
   8.000% due 2031                                          291             302
   7.000% due 2032                                          277             286
   7.500% due 2032                                          138             145
   5.000% due 2033                                        1,934           1,870
   6.500% due 2033                                          133             136
   7.000% due 2033                                           75              77
   7.500% due 2033                                          119             124
   Series 1998-191 Class IO
   Interest Only STRIP
   8.000% due 01/01/28                                       40               9
   Series 1998-194 Class IO
   Interest Only STRIP
   6.500% due 04/01/28                                      248              57
   Series 2001-212 Class IO
   Interest Only STRIP
   6.000% due 05/01/31                                      378              84
   Series 2001-215 Class IO
   Interest Only STRIP
   8.000% due 06/01/31                                      175              43
Freddie Mac Reference REMIC
   Series 2006-R00 Class AK
   5.750% due 12/15/18                                    2,026           2,023
   Series 2006-R00 Class FK (E)
   5.720% due 07/15/23                                    3,797           3,815
Freddie Mac REMIC
   Series 2004-277 Class KE
   3.500% due 12/15/17                                      218             217
Freddie Mac REMICS
   Series 2003-256 Class FJ (E)
   5.720% due 02/15/33                                    1,266           1,277
   Series 2003-269 Class FE (E)
   5.920% due 12/15/28                                    2,186           2,204
   Series 2005-299 Class KF (E)
   5.720% due 06/15/35                                      718             718
   Series 2005-300 Class ED
   5.000% due 07/15/25                                    1,655           1,556
   Series 2006-323 Class PA
   6.000% due 03/15/26                                    2,125           2,146
GE Capital Commercial Mortgage Corp.
   Series 2002-1A Class A3
   6.269% due 12/10/35                                      745             772
   Series 2002-3A Class A1
   4.229% due 12/10/37                                    4,310           4,206
Ginnie Mae
   30 Year TBA (I)
   5.500%                                                12,430          12,302
   6.000%                                                 1,000           1,009

                                                    Multistrategy Bond Fund  119

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
-------------------------------------------------------------------------------
Ginnie Mae I
   11.000% due 2010                                          18              18
   11.000% due 2013                                          11              12
   10.500% due 2015                                          44              48
   11.000% due 2015                                           3               3
   10.500% due 2016                                          71              81
   10.500% due 2021                                          63              71
   10.000% due 2022                                          68              75
   9.500% due 2023                                          277             302
   10.000% due 2025                                          83              92
   7.500% due 2031                                           53              55
Ginnie Mae II
   4.750% due 2023 (E)                                       21              21
   5.125% due 2023 (E)                                       37              37
   5.375% due 2023 (E)                                      107             107
   4.750% due 2024 (E)                                      145             146
   5.125% due 2024 (E)                                      164             166
   5.125% due 2025 (E)                                       14              14
   5.375% due 2025 (E)                                      312             314
   5.750% due 2025 (E)                                        9               9
   5.125% due 2026 (E)                                       69              70
   8.500% due 2026                                           48              51
   4.750% due 2027 (E)                                       33              34
   5.375% due 2027 (E)                                      116             116
   5.750% due 2027 (E)                                      147             148
   5.125% due 2029 (E)                                      450             457
Global Signal Trust (p)
   Series 2004-2A Class A
   4.232% due 12/15/14                                      655             635
   Series 2006-1 Class B
   5.588% due 02/15/36                                      415             415
   Series 2006-1 Class C
   5.707% due 02/15/36                                      635             635
GMAC Mortgage Corp. Loan Trust
   Series 2005-AR2 Class 4A (E)
   5.191% due 05/25/35                                    1,193           1,170
   Series 2005-AR6 Class 3A1
   5.299% due 11/19/35                                    2,350           2,325
   Series 2006-HE3 Class A2
   5.799% due 10/25/36                                      495             495
Government National Mortgage Association
   Series 1999-27 Class SE (E)
   Interest Only STRIP
   3.280% due 08/16/29                                      114              11
   Series 1999-40 Class FE (E)
   5.870% due 11/16/29                                    1,075           1,085
   Series 1999-44 Class SA (E)
   Interest Only STRIP
   3.230% due 12/16/29                                      211              19
   Series 2001-46 Class SA (E)
   Interest Only STRIP
   2.260% due 09/16/31                                       43               2

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
-------------------------------------------------------------------------------
   Series 2003-5 Class B
   4.486% due 10/16/25                                      795             775
Greenpoint Mortgage Funding Trust
   Series 2005-AR3 Class X1
   Interest Only STRIP
   1.273% due 08/25/45                                    5,975             181
   Series 2005-AR4 Class X4
   Interest Only STRIP
   2.238% due 10/25/45                                    7,851             242
   Series 2006-AR2 Class 3A2 (E)
   5.640% due 03/25/36                                    2,051           2,053
Greenwich Capital Commercial Funding Corp.
   Series 2004-GG1 Class A7
   5.317% due 06/10/36                                    3,430           3,395
   Series 2005-GG5 Class A41
   5.243% due 04/10/37                                    2,155           2,134
   Series 2006-RR1 Class A1 (p)
   5.781% due 03/18/49                                    1,495           1,514
GS Mortgage Securities Corp. (p)
   Series 2006-OA1 Class A Interest Only
   3.258% due 08/25/35                                    5,424             215
GS Mortgage Securities Corp. II
   Series 2006-FL8 Class A1 (E)(p)
   5.420% due 06/06/20                                    1,032           1,032
   Series 2006-GG6 Class A4
   5.553% due 04/10/38                                      840             842
   Series 2006-GG8 Class A4
   5.560% due 11/10/39                                    1,170           1,173
   Series 2006-GG8 Class AAB
   5.535% due 11/10/39                                    1,445           1,447
   Series 2006-RR2 Class A1 (p)
   5.689% due 01/07/36                                      925             925
   Series 2006-RR3 Class A1S (p)
   5.466% due 03/18/49                                    1,605           1,612
GSMPS Mortgage Loan Trust (p)
   Series 1998-3 Class A
   7.750% due 09/19/27                                      153             160
   Series 1999-3 Class A
   8.000% due 08/19/29                                      281             295
   Series 2005-RP1 Class 1A3
   8.000% due 01/25/35                                      835             880
   Series 2005-RP1 Class 1A4
   8.500% due 01/25/35                                      426             453
   Series 2006-RP1 Class 1A3
   8.000% due 01/25/36                                      513             522

 120  Multistrategy Bond Fund

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
-------------------------------------------------------------------------------
GSR Mortgage Loan Trust
   Series 2004-7 Class 1A1
   3.393% due 06/25/34                                    1,432           1,429
   Series 2005-AR6 Class 2A1 (E)
   4.539% due 09/25/35                                    4,415           4,331
   Series 2006-1F Class 5A2
   6.000% due 02/25/36                                      611             605
   Series 2006-OA1 Class 2A1 (E)
   5.510% due 08/25/46                                    2,420           2,420
Harborview Mortgage Loan Trust
   Series 2005-10 Class 2A1A (E)
   5.630% due 11/19/35                                    3,010           3,018
   Series 2005-10 Class 2A1B (E)
   5.700% due 11/19/35                                    1,003           1,008
   Series 2005-14 Class 3A1A
   5.320% due 12/19/35                                      696             694
   Series 2005-15 Class 2A11 (E)
   5.590% due 10/20/45                                    2,592           2,599
   Series 2005-16 Class 3A1A (E)
   5.570% due 01/19/36                                    3,278           3,288
   Series 2005-16 Class 3A1B (E)
   5.660% due 01/19/36                                    1,384           1,388
   Series 2005-16 Class X1
   Interest Only STRIP
   2.287% due 01/19/36                                    5,402             154
   Series 2005-16 Class X3
   Interest Only STRIP
   2.009% due 01/19/36                                   14,258             374
   Series 2005-2 Class X
   Interest Only STRIP
   1.704% due 05/19/35                                    9,357             231
   Series 2005-3 Class X2
   Interest Only STRIP
   1.412% due 06/19/35                                    8,916             212
   Series 2005-5 Class 2A1B (E)
   5.610% due 07/19/45                                      613             614
   Series 2006-1 Class 2A1A (E)
   5.560% due 03/19/37                                    1,680           1,683
   Series 2006-1 Class PO1
   5.510% due 03/19/37                                        4               3
   Series 2006-1 Class X1
   Interest Only STRIP
   2.076% due 03/19/37                                    9,796             452
   Series 2006-10 Class 2A1A (E)
   5.530% due 11/19/36                                    2,949           2,950
   Series 2006-12 Class 2A2A (E)
   1.000% due 01/19/38                                    4,497           4,497
   Series 2006-14 Class 2A1A (E)
   1.000% due 02/19/37                                    2,050           2,050
   Series 2006-5 Class PO2
   1.000% due 07/19/47                                       --              --
   Series 2006-5 Class X2
   Interest Only STRIP
   2.193% due 07/19/47                                   12,374             466

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
-------------------------------------------------------------------------------
   Series 2006-7 Class 2A1B (E)
   5.600% due 08/19/46                                    2,012           2,016
   Series 2006-9 Class 2A1A (E)
   5.560% due 11/19/36                                    2,689           2,689
Impac CMB Trust (E)
   Series 2004-3 Class 1A
   5.570% due 06/25/34                                      302             302
Indymac Index Mortgage Loan Trust
   Series 2005-AR1 Class AX2
   Interest Only STRIP
   1.344% due 07/25/35                                    7,148             232
   Series 2005-AR2 Class 1A21
   5.877% due 12/25/35                                      978             976
   Series 2005-AR3 Class 1A1
   5.187% due 01/25/36                                    2,254           2,265
   Series 2006-AR2 Class A2 (E)
   5.400% due 11/25/36                                    1,093           1,093
   Series 2006-AR6 Class 2A1B (E)
   5.700% due 06/25/47                                    2,366           2,373
   Series 2006-FLX Class A1 (E)
   5.530% due 11/25/36                                    1,649           1,649
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2002-C1 Class A3
   5.376% due 07/12/37                                    1,180           1,178
   Series 2003-C1 Class A2
   4.985% due 01/12/37                                    1,618           1,581
   Series 2004-LN2 Class A1
   4.475% due 07/15/41                                    1,770           1,715
   Series 2005-LDP Class A3A1
   4.871% due 10/15/42                                    1,560           1,523
   Series 2005-LDP Class A4
   4.918% due 10/15/42                                      735             705
   Series 2006-CB1 Class A4
   5.814% due 06/12/43                                    3,000           3,062
   5.817% due 05/12/45                                    1,550           1,552
   Series 2006-LDP Class A4
   5.876% due 04/15/45                                    1,355           1,397
   5.561% due 05/15/45                                    2,070           2,049
   Series 2006-LDP Class AJ
   5.876% due 04/15/45                                    1,110           1,140
   Series 2006-RR1 Class A1 (p)
   5.455% due 10/18/52                                      930             923
JP Morgan Mortgage Trust
   Series 2005-A1 Class 4A1 (E)
   4.776% due 02/25/35                                    1,753           1,689

                                                    Multistrategy Bond Fund  121

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
-------------------------------------------------------------------------------
   Series 2005-A4 Class 1A1
   5.406% due 07/25/35                                      863             851
   Series 2005-A6 Class 1A2
   5.152% due 09/25/35                                    1,470           1,466
   Series 2007-A1 Class 1A1 (E)
   4.202% due 07/25/35                                    1,000             981
   Series 2007-A1 Class 2A1 (E)
   4.768% due 07/25/35                                    1,000             989
   Series 2007-A1 Class 4A2 (E)
   Zero coupon due 07/25/35                               1,000             980
   Series 2007-A1 Class 5A2 (E)
   4.771% due 07/25/35                                    1,000             990
LB-UBS Commercial Mortgage Trust
   Series 2002-C1 Class A4
   6.462% due 03/15/31                                       65              68
   Series 2004-C4 Class A3
   4.983% due 06/15/29                                    3,135           3,117
   Series 2006-C1 Class A4
   5.156% due 02/15/31                                    4,000           3,905
   Series 2006-C4 Class A4
   5.899% due 06/15/38                                      780             806
Lehman Mortgage Trust
   Series 2005-2 Class 2A3
   5.500% due 12/25/35                                    1,016           1,013
   Series 2005-3 Class 1A3
   5.500% due 01/25/36                                    3,853           3,853
Lehman XS Trust (E)
   Series 2005-5N Class 3A1A
   5.620% due 11/25/35                                    2,855           2,857
   Series 2005-9N Class 1A1
   5.590% due 02/25/36                                      856             858
   Series 2006-16N Class A4A
   5.510% due 11/25/46                                    4,164           4,168
Luminent Mortgage Trust (E)
   Series 2006-1 Class A1
   5.560% due 04/25/36                                    1,621           1,625
   Series 2006-3 Class 11A2
   5.570% due 09/25/35                                    1,433           1,438
   Series 2006-6 Class A1
   5.600% due 10/25/46                                    1,787           1,790
Mastr Adjustable Rate Mortgages Trust
   Series 2005-6 Class 7A1
   5.375% due 06/25/35                                      543             536
   Series 2006-OA2 Class 4A1A (E)
   5.677% due 12/25/46                                    2,978           2,978
Mastr Alternative Loans Trust
   Series 2003-4 Class B1
   5.664% due 06/25/33                                    1,151           1,152
   Series 2003-6 Class 3A1
   8.000% due 09/25/33                                      116             119
   Series 2003-9 Class 1A1
   5.500% due 12/25/18                                      420             415

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
-------------------------------------------------------------------------------
   Series 2004-10 Class 5A6
   5.750% due 09/25/34                                    1,255           1,232
   Series 2005-3 Class 7A1
   6.000% due 04/25/35                                      775             775
Mastr Asset Securitization Trust (E)
   Series 2003-11 Class 6A8
   5.820% due 12/25/33                                    2,523           2,536
   Series 2003-7 Class 4A35
   5.720% due 09/25/33                                    1,940           1,942
   Series 2004-4 Class 2A2
   5.770% due 04/25/34                                      776             776
Mastr Reperforming Loan Trust (p)
   Series 2005-1 Class 1A5
   8.000% due 08/25/34                                      681             716
   Series 2005-2 Class 1A4
   8.000% due 05/25/35                                      987           1,004
Mastr Specialized Loan Trust (p)
   Series 2005-2 Class A2
   5.006% due 07/25/35                                      482             473
Mellon Residential Funding Corp. (E)
   Series 2000-TBC Class A1
   5.560% due 06/15/30                                      997             997
Merrill Lynch Mortgage Investors, Inc. (E)
   Series 2005-A6 Class 2A1
   5.440% due 08/25/35                                      652             652
Merrill Lynch Mortgage Trust
   Series 2002-MW1 Class J (p)
   5.695% due 07/12/34                                      365             356
   Series 2004-MKB Class A2
   4.353% due 02/12/42                                    1,940           1,894
   Series 2005-CIP Class A2
   4.960% due 07/12/38                                      225             222
   Series 2005-GGP Class E (p)
   4.330% due 11/15/10                                      185             183
   Series 2005-GGP Class F (p)
   4.351% due 11/15/10                                      180             178
MLCC Mortgage Investors, Inc. (E)
   Series 2004-HB1 Class A2
   5.771% due 04/25/29                                      414             415
Morgan Stanley Capital I
   Series 1999-FNV Class G (p)
   6.120% due 03/15/31                                      400             402
   Series 2005-IQ1 Class AAB
   5.178% due 09/15/42                                    2,510           2,477
   Series 2006-HQ8 Class A4
   5.388% due 03/12/44                                    1,130           1,128
   Series 2006-HQ9 Class A4
   5.731% due 07/20/44                                    1,464           1,484

 122  Multistrategy Bond Fund

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
-------------------------------------------------------------------------------
Morgan Stanley Dean Witter Capital I (p)
   Series 2001-TOP Class E
   7.313% due 02/15/33                                      180             190
Morgan Stanley Mortgage Loan Trust
   Series 2006-11 Class 1A6
   6.231% due 08/25/36                                    1,605           1,628
   Series 2006-2 Class 6A
   6.500% due 02/25/36                                      678             686
Nomura Asset Acceptance Corp.
   Series 2005-WF1 Class 2A2
   4.786% due 03/25/35                                    1,285           1,263
   Series 2006-AF1 Class 1A2
   6.159% due 05/25/36                                    1,525           1,538
Prime Mortgage Trust
   Series 2004-CL1 Class 1A1
   6.000% due 02/25/34                                      239             239
   Series 2004-CL1 Class 1A2 (E)
   5.720% due 02/25/34                                      176             176
   Series 2004-CL1 Class 2A2 (E)
   5.720% due 02/25/19                                       47              47
Residential Accredit Loans, Inc.
   Series 2004-QS5 Class A6 (E)
   5.950% due 04/25/34                                      419             421
   Series 2004-QS8 Class A4 (E)
   5.750% due 06/25/34                                    1,989           1,997
   Series 2005-QA1 Class A41
   5.717% due 09/25/35                                      702             698
   Series 2005-QA8 Class NB3
   5.500% due 07/25/35                                    1,408           1,407
   Series 2005-QO4 Class 2A1 (E)
   5.630% due 12/25/45                                    3,510           3,523
   Series 2006-QH1 Class A1 (E)
   5.540% due 12/25/36                                    2,161           2,162
   Series 2006-QO1 Class 1A1 (E)
   5.610% due 02/25/46                                      720             720
   Series 2006-QO1 Class 2A1 (E)
   5.620% due 02/25/46                                      818             817
   Series 2006-QO6 Class A2 (E)
   5.580% due 06/25/46                                    2,514           2,509
   Series 2006-QS6 Class 1A13
   6.000% due 06/25/36                                    3,300           3,311
   Series 2007-QH1 Class A1 (E)
   5.470% due 02/25/37                                    2,125           2,125
Residential Asset Mortgage Products, Inc.
   Series 2004-SL1 Class A3
   7.000% due 11/25/31                                      191             194
   Series 2004-SL4 Class A3
   6.500% due 07/25/32                                      435             441
   Series 2005-SL1 Class A2
   6.000% due 05/25/32                                      634             645

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
-------------------------------------------------------------------------------
Residential Asset Securities Corp. (E)
   Series 2003-KS4 Class AIIB
   5.640% due 06/25/33                                      486             486
Residential Asset Securitization Trust (E)
   Series 2003-A15 Class 1A2
   5.770% due 02/25/34                                    2,284           2,291
Residential Funding Mortgage Securities I
   Series 2003-S14 Class A5 (E)
   5.750% due 07/25/18                                    1,799           1,807
   Series 2003-S20 Class 1A7 (E)
   5.850% due 12/25/33                                      281             282
   Series 2003-S5 Class 1A2 (E)
   5.800% due 11/25/18                                    1,153           1,159
   Series 2006-SA3 Class 3A1
   6.079% due 09/25/36                                    1,464           1,472
   Series 2006-SA4 Class 2A1
   6.164% due 10/25/36                                      815             824
Sequoia Mortgage Trust (E)
   Series 2004-3 Class A
   5.306% due 04/20/34                                    2,628           2,628
Small Business Administration Participation
   Certificates
   Series 2004-20F Class 1
   5.520% due 06/01/24                                      335             337
Structured Adjustable Rate Mortgage Loan Trust
   Series 2004-18 Class 5A
   5.500% due 12/25/34                                      486             481
   Series 2005-22 Class 4A2
   5.380% due 12/25/35                                      135             133
   Series 2006-5 Class 5A4
   5.582% due 06/25/36                                      323             320
Structured Asset Mortgage Investments, Inc. (E)
   Series 2006-AR1 Class 3A1
   5.550% due 02/25/36                                      910             910
   Series 2006-AR3 Class 11A2
   5.620% due 04/25/36                                    2,699           2,699
   Series 2006-AR3 Class 3A1
   5.540% due 02/25/36                                    1,122           1,124
   Series 2006-AR8 Class A1A
   5.520% due 10/25/36                                    5,384           5,383
Structured Asset Securities Corp.
   Series 2002-22H Class 1A
   6.960% due 11/25/32                                       99             100
   Series 2004-12H Class 1A
   6.000% due 05/25/34                                      416             415

                                                    Multistrategy Bond Fund  123

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
-------------------------------------------------------------------------------
   Series 2004-21X Class 1A3
   4.440% due 12/25/34                                    3,410           3,365
   Series 2005-6 Class B2
   5.344% due 05/25/35                                      283             269
Thornburg Mortgage Securities Trust (E)
   Series 2003-2 Class A1
   5.690% due 04/25/43                                    1,058           1,059
   Series 2006-5 Class A1
   5.440% due 08/25/36                                    3,797           3,791
   Series 2006-6 Class A1
   5.430% due 12/25/36                                    1,289           1,288
Tobacco Settlement Authority of Iowa
   6.500% due 06/01/23                                      395             391
Wachovia Bank Commercial Mortgage Trust
   Series 2005-C16 Class A2
   4.380% due 10/15/41                                    3,330           3,238
   Series 2005-C21 Class A4
   5.196% due 10/15/44                                    4,000           3,933
   Series 2006-C28 Class A2
   5.500% due 10/15/48                                    1,510           1,512
   Series 2006-WL7 Class A1 (E)(p)
   5.410% due 09/15/21                                    5,753           5,753
Wamu Mortgage Pass-Through Certificates (E)
   Series 2005-AR1 Class A1B3
   5.670% due 12/25/45                                    1,699           1,705
Washington Mutual Alternative Mortgage
   Pass-Through Certificates
   Series 2005-4 Class CB11
   5.500% due 06/25/35                                      680             662
   Series 2005-6 Class 3CB
   5.500% due 08/25/35                                    1,596           1,559
   Series 2005-9 Class 3CB
   5.500% due 10/25/20                                      693             689
   Series 2006-2 Class 2CB
   6.500% due 03/25/36                                      944             954
   Series 2006-5 Class 2CB3
   6.000% due 07/25/36                                    1,445           1,459
   Series 2006-5 Class LB1
   6.000% due 07/25/36                                      686             678
   Series 2006-AR2 Class A1A (E)
   5.698% due 04/25/46                                    1,856           1,865
   Series 2006-AR5 Class 3A (E)
   5.698% due 07/25/46                                    1,059           1,063
   Series 2006-AR7 Class A1A (E)
   5.803% due 09/25/46                                    1,754           1,761
   Series 2006-AR8 Class 2A (E)
   5.608% due 09/25/46                                    3,842           3,856
   Series 2006-AR9 Class 2A (E)
   5.667% due 11/25/46                                    3,973           3,973

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
-------------------------------------------------------------------------------
Washington Mutual, Inc.
   Series 2002-AR9 Class 1A (E)
   6.158% due 08/25/42                                      642             642
   Series 2003-S10 Class A2
   5.000% due 10/25/18                                      666             654
   Series 2003-S9 Class A2 (E)
   5.900% due 10/25/33                                    2,236           2,246
   Series 2004-AR1 Class A2C (E)
   5.635% due 07/25/44                                       37              37
   Series 2004-AR1 Class A3 (E)
   5.635% due 10/25/44                                       87              87
   Series 2004-AR1 Class X
   Interest Only STRIP
   0.547% due 07/25/44                                    8,428             154
   0.376% due 10/25/44                                   11,359             208
   Series 2004-AR8 Class X
   Interest Only STRIP
   0.548% due 06/25/44                                    4,833              87
   Series 2004-CB3 Class 1A
   6.000% due 10/25/34                                      342             342
   Series 2004-CB3 Class 4A
   6.000% due 10/25/19                                      757             762
   Series 2005-AR1 Class 1A1
   4.838% due 10/25/35                                    1,770           1,744
   Series 2005-AR1 Class A1A1 (E)
   5.640% due 10/25/45                                    1,249           1,251
   5.580% due 11/25/45                                    2,237           2,243
   Series 2005-AR1 Class A1B1 (E)
   5.640% due 08/25/45                                      437             438
   5.610% due 10/25/45                                      899             900
   5.600% due 11/25/45                                      888             890
   5.570% due 12/25/45                                    1,506           1,508
   Series 2005-AR6 Class B3 (E)
   6.010% due 04/25/45                                    1,364           1,363
   Series 2005-AR8 Class 2A1A (E)
   5.610% due 07/25/45                                    1,309           1,313
   Series 2005-AR8 Class 2AB3 (E)
   5.710% due 07/25/45                                      986             989
   Series 2006-AR1 Class 1A (E)
   5.638% due 10/25/46                                    2,821           2,830
   5.703% due 12/25/46                                    1,863           1,866
   5.623% due 01/25/47                                      978             978
   Series 2006-AR1 Class 1A1
   5.970% due 09/25/36                                    1,523           1,531
   Series 2006-AR1 Class 1A4
   5.666% due 11/25/36                                    2,912           2,907
   Series 2006-AR1 Class 3A1A (E)
   5.803% due 09/25/46                                      972             975

 124  Multistrategy Bond Fund

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
-------------------------------------------------------------------------------
   Series 2006-AR4 Class 1A1B (E)
   5.767% due 05/25/46                                    1,884           1,887
   Series 2006-AR7 Class 1A (E)
   5.738% due 07/25/46                                      825             826
   Series 2006-AR8 Class 1A5
   5.928% due 08/25/46                                      301             303
   Series 2006-AR8 Class 2A3 (E)
   6.160% due 08/25/46                                      200             201
Wells Fargo Mortgage Backed Securities Trust
   Series 2004-T Class A1 (E)
   4.382% due 09/25/34                                      594             595
   Series 2005-12 Class 1A7
   5.500% due 11/25/35                                    1,582           1,535
   Series 2005-14 Class 2A1
   5.500% due 12/25/35                                    2,385           2,327
   Series 2005-17 Class 1A1
   5.500% due 01/25/36                                    2,122           2,070
   Series 2005-17 Class 1A2
   5.500% due 01/25/36                                    1,233           1,197
   Series 2006-1 Class A3
   5.000% due 03/25/21                                    1,486           1,445
   Series 2006-2 Class 2A3
   5.500% due 03/25/36                                    2,904           2,890
   Series 2006-2 Class 3A1
   5.750% due 03/25/36                                    1,665           1,641
   Series 2006-4 Class 1A8
   5.750% due 04/25/36                                      924             931
   Series 2006-4 Class 2A3
   5.750% due 04/25/36                                      692             678
   Series 2006-AR1 Class 1A2 (E)
   6.045% due 09/25/36                                      880             882
   Series 2006-AR1 Class 2A2
   5.737% due 11/25/36                                    1,103           1,099
   Series 2006-AR1 Class 2A4 (E)
   6.119% due 10/25/36                                    1,259           1,266
   Series 2006-AR1 Class 5A1 (E)
   5.605% due 07/25/36                                    1,386           1,383
   Series 2006-AR1 Class A1
   5.730% due 12/25/36                                      632             627
   Series 2006-AR1 Class A7
   5.537% due 08/25/36                                    1,676           1,662
   Series 2006-AR2 Class 2A1
   4.950% due 03/25/36                                    1,912           1,884
   Series 2006-AR4 Class 1A1 (E)
   5.865% due 04/25/36                                    2,000           1,992
   Series 2006-AR4 Class 2A1 (E)
   5.787% due 04/25/36                                    3,131           3,121
   Series 2006-AR5 Class 2A1 (E)
   5.536% due 04/25/36                                      504             502

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
-------------------------------------------------------------------------------
Zuni Mortgage Loan Trust (E)
   Series 2006-OA1 Class A1
   5.450% due 08/25/36                                    1,708           1,706
                                                                   ------------
                                                                      1,196,823
                                                                   ------------

Municipal Bonds - 0.3%
California State University Revenue Bonds,
   weekly demand (u)
   5.000% due 11/01/30                                      435             460
New Jersey Economic Development Authority
   Revenue Bonds, weekly demand
   5.750% due 06/15/34                                      745             790
New York State Urban Development Corp. Revenue
   Bonds, weekly demand (u)
   5.250% due 03/15/34                                      540             582
State of California General Obligation
   Unlimited, weekly demand
   5.000% due 02/01/33                                      370             384
State of Illinois General Obligation Unlimited
   5.100% due 06/01/33                                      480             453
State of Oregon General Obligation Unlimited
   5.892% due 06/01/27                                      555             567
State of Texas General Obligation Unlimited,
   weekly demand
   4.750% due 04/01/35                                      450             456
Tobacco Settlement Financing Corp. Revenue
   Bonds, weekly demand
   5.750% due 06/01/32                                    4,060           4,333
West Virginia Economic Development Authority
   Revenue Bonds (u)
   5.370% due 07/01/20                                      200             196
                                                                   ------------
                                                                          8,221
                                                                   ------------

Non-US Bonds - 0.9%
Argentina Government International Bond
   Series dis
   5.830% due 12/31/33                              ARS   1,510             750
Bombardier, Inc. (p)
   7.250% due 11/15/16                               EUR    375             503
Brazilian Government International Bond
   12.500% due 01/05/16                             BRL   2,247           1,206
Colombia Government International Bond
   12.000% due 10/22/15                           COP 4,198,000           2,182

                                                    Multistrategy Bond Fund  125

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
-------------------------------------------------------------------------------
Deutsche Bundesrepublik
   Series 01
   5.000% due 07/04/11                               EUR    690             934
Federative Republic of Brazil
   12.500% due 01/05/22                             BRL   5,946           3,696
Mexican Bonds
   9.500% due 12/18/14                               MXN 11,335           1,125
   Series M 10
   8.000% due 12/17/15                               MXN  9,218             841
   Series M 20
   10.000% due 12/05/24                              MXN 17,000           1,836
   Series MI10
   8.000% due 12/19/13                               MXN 17,000           1,553
Norway Government Bond
   6.500% due 05/15/13                               NOK 10,282           1,814
Poland Government Bond
   Series 1015
   6.250% due 10/24/15                              PLN   1,190             428
Province of Ontario Canada
   4.500% due 03/08/15                               CAD    890             760
Province of Quebec Canada
   5.000% due 12/01/15                              CAD   1,529           1,344
   5.000% due 12/01/38                               CAD    800             705
Quebec Residual
   Zero Coupon STRIP
   due 12/01/36                                     CAD   2,790             580
Queensland Treasury Corp.
   Series 15G
   6.000% due 10/14/15                               AUD  1,427           1,097
United Kingdom Gilt
   5.750% due 12/07/09                              GBP   1,600           3,170
   8.000% due 09/27/13                              GBP   1,050           2,389
                                                                   ------------
                                                                         26,913
                                                                   ------------
United States Government Agencies - 4.3%
Fannie Mae
   4.200% due 03/24/08                                   11,000          10,862
   4.150% due 09/10/09                                   12,000          11,725
   3.875% due 02/15/10                                    3,405           3,293
   4.750% due 04/20/10                                    7,620           7,545
   4.375% due 06/21/10                                    8,000           7,826
   5.050% due 02/07/11                                    6,600           6,590
   Zero coupon due 10/09/19                               2,155           1,057
Federal Home Loan Bank
   4.800% due 05/02/08                                   18,000          17,908
   Series 577
   4.500% due 09/26/08                                   16,900          16,729
Federal Home Loan Bank System
   5.375% due 08/19/11                                      975             987
   5.310% due 12/28/12                                    5,500           5,564
   Series IY08
   3.400% due 03/18/08                                    6,000           5,880

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
-------------------------------------------------------------------------------
   Series VX10
   4.200% due 05/07/10                                    9,000           8,749
Financing Corp.
   Principal Only STRIP
   Series 1
   Zero coupon due 05/11/16                                 400             249
   Series 12P
   Zero coupon due 12/06/18                               1,770             955
   Series 13
   Zero coupon due 12/27/16                               1,410             848
   Series 13P
   Zero coupon due 12/27/18                               3,800           2,043
   Series 16P
   Zero coupon due 04/05/19                               1,445             765
   Series 19
   Zero coupon due 06/06/16                               1,185             734
   Series 3P
   Zero coupon due 11/30/17                                 885             506
   Series 5P
   Zero coupon due 02/08/18                                 365             207
   Series 8P
   Zero coupon due 08/03/18                               3,205           1,764
   Series 9P
   Zero coupon due 10/06/17                               1,605             926
   Series C-P
   Zero coupon due 11/30/17                               1,820           1,041
   Series E-P
   Zero coupon due 11/02/18                                 855             464
Freddie Mac
   3.450% due 03/12/08                                    6,000           5,884
   4.750% due 01/19/16                                      155             151
   Series *
   2.750% due 03/15/08                                    1,060           1,031
                                                                   ------------
                                                                        122,283
                                                                   ------------

United States Government Treasuries - 9.6%
United States Treasury
   Principal Only STRIP
   Zero coupon due 08/15/26                               7,000           2,632
   Zero coupon due 11/15/26                                 100              37
United States Treasury Inflation Indexed Bonds
   2.375% due 04/15/11                                    3,137           3,129
   3.375% due 01/15/12                                    6,435           6,724
   3.000% due 07/15/12                                    1,239           1,277
   1.875% due 07/15/13                                      987             957
   2.000% due 01/15/14                                    3,065           2,978
   2.000% due 07/15/14                                    7,376           7,173

 126  Multistrategy Bond Fund

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
-------------------------------------------------------------------------------
   1.875% due 07/15/15                                    3,833           3,682
   2.000% due 01/15/16                                       --              --
   2.500% due 07/15/16                                    7,075           7,141
   2.375% due 01/15/25                                    4,276           4,249
   2.000% due 01/15/26                                    7,696           7,217
   2.000% due 01/15/27                                    1,019           1,014
   3.625% due 04/15/28                                      623             750
United States Treasury Notes
   4.625% due 02/29/08                                    6,000           5,973
   4.875% due 10/31/08                                   21,800          21,765
   4.750% due 12/31/08                                   26,540          26,453
   4.875% due 08/15/09                                   20,000          19,995
   4.375% due 12/15/10                                    7,920           7,796
   4.500% due 09/30/11                                    2,000           1,973
   4.625% due 10/31/11                                      250             248
   4.625% due 12/31/11                                    7,945           7,875
   3.875% due 02/15/13                                    7,100           6,757
   Zero coupon due 11/15/13                               1,855           1,343
   4.250% due 08/15/15                                    8,405           8,069
   4.875% due 08/15/16                                      170             171
   4.625% due 11/15/16                                   11,700          11,519
   8.750% due 05/15/17                                      445             583
   8.125% due 08/15/19                                   13,425          17,366
   8.125% due 08/15/21                                    1,275           1,682
   Zero coupon due 11/15/21                              28,505          13,535
   7.625% due 02/15/25                                    2,500           3,265
   6.000% due 02/15/26                                   26,835          30,020
   6.375% due 08/15/27                                    7,675           9,003
   6.125% due 08/15/29                                   13,500          15,548
   4.500% due 02/15/36                                   14,790          13,824
                                                                   ------------
                                                                        273,723
                                                                   ------------

TOTAL LONG-TERM INVESTMENTS
(cost $2,453,590)                                                     2,456,940
                                                                   ------------

COMMON STOCKS - 0.5%
Financial Services - 0.5%
Emerging Market Local Currency Fund (AE)                562,898           6,326
Pacific Investment Management Co. Series High
   Yield Portfolio Institutional                        862,499           7,426
                                                                   ------------
                                                                         13,752
                                                                   ------------

TOTAL COMMON STOCKS
(cost $13,808)                                                           13,752
                                                                   ------------

PREFERRED STOCKS - 0.2%
Financial Services - 0.2%
DG Funding Trust (E)(f)(A)                                  361           3,800
Harborview NIM Corp. (AE)(p)                             18,500           1,202
                                                                   ------------
                                                                          5,002
                                                                   ------------

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
-------------------------------------------------------------------------------

Producer Durables - 0.0%
Nexen, Inc.                                              12,590             319
                                                                   ------------

TOTAL PREFERRED STOCKS
(cost $5,326)                                                             5,321
                                                                   ------------

WARRANTS & RIGHTS - 0.0%
Consumer Discretionary - 0.0%
Travelcenters of America, Inc.
   2009 Warrants                                             30               2
                                                                   ------------

Materials and Processing - 0.0%
Solutia, Inc. (p)
   2009 Warrants                                            850              --
                                                                   ------------

Miscellaneous - 0.0%
Mexico Government International Bond Value
   Recovery Rights                                    3,950,000              52
                                                                   ------------

TOTAL WARRANTS & RIGHTS
(cost $84)                                                                   54
                                                                   ------------

OPTIONS PURCHASED - 0.1%
Eurodollar Futures
   Mar 2007 92.25 Put (310)                              71,494               2
   Jun 2007 91.25 Put (959)                             218,772               6
   Jun 2007 94.25 Put (978)                             230,441              12
   Jun 2007 94.50 Put (130)                              30,713               7
   Sep 2007 90.50 Put (160)                              36,200               1
   Sep 2007 90.75 Put (311)                              70,558               2
   Sep 2007 91.00 Put (85)                               19,338               1
   Sep 2007 91.25 Put (284)                              64,788               2
   Sep 2007 94.75 Put (401)                              94,987             155
   Dec 2007 91.25 Put (608)                             138,700               4
   Mar 2008 91.75 Put (1,500)                           344,063               9
   Mar 2008 92.25 Put (355)                              81,872               3

Swaptions
   EUR Three Month LIBOR/
   EUR 3.960%
   Jul 2007 0.00 Call (2)                                19,550              12
   EUR Six Month LIBOR/
   EUR 3.960%
   Jul 2007 0.00 Call (1)                                19,550               9

                                                    Multistrategy Bond Fund  127

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
-------------------------------------------------------------------------------
   EUR Six Month LIBOR/
   EUR 4.100%
   Jul 2007 0.00 Call (1)                                14,337               6
   GBP Three Month LIBOR/
   GBP 5.080%
   Jun 2007 0.00 Call (1)                                 2,947              --
   GBP Six Month LIBOR/
   GBP 5.080%
   Jun 2007 0.00 Call (1)                                 4,519              --
   USD Three Month LIBOR/
   USD 5.170%
   Feb 2007 0.00 Call (1)                                14,100              --
   USD Three Month LIBOR/
   USD 5.080%
   Apr 2007 0.00 Call (1)                                 9,200              11
   USD Three Month LIBOR/
   USD 5.200%
   May 2007 0.00 Call (2)                                63,100             144
   USD Three Month LIBOR/
   USD 5.250%
   Jun 2007 0.00 Call (2)                                33,000              93
   USD Three Month LIBOR/
   USD 5.500%
   Jun 2007 0.00 Call (1)                                26,000             162
   USD Three Month LIBOR/
   USD 4.750%
   Jul 2007 0.00 Call (1)                                32,000             181
   USD Three Month LIBOR/
   USD 4.900%
   Jul 2007 0.00 Call (1)                                37,000             260
   USD Three Month LIBOR/
   USD 5.250%
   Jul 2007 0.00 Call (3)                                72,000             277
   USD Three Month LIBOR/
   USD 5.370%
   Jul 2007 0.00 Call (1)                                20,200             106
   USD Six month LIBOR/
   USD 4.850%
   Jul 2007 0.00 Call (1)                                30,000               3
   USD Three Month LIBOR/
   USD 4.700%
   Aug 2007 0.00 Call (1)                                18,000             106
   USD Three Month LIBOR/
   USD 4.800%
   Aug 2007 0.00 Call (1)                                16,000             136
   USD Three Month LIBOR/
   USD 4.900%
   Aug 2007 0.00 Call (2)                                39,000             189
   USD Six Month LIBOR/
   USD 4.900%
   Oct 2007 0.00 Call (1)                                21,000             149

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
-------------------------------------------------------------------------------
   USD Three Month LIBOR/
   USD 5.000%
   Feb 2008 0.00 Call (1)                                47,700             281

90-Day Short Sterling Futures
   Mar 2007 94.63 Put (164)                              38,111              --
                                                                   ------------

TOTAL OPTIONS PURCHASED
(cost $2,644)                                                             2,329
                                                                   ------------

SHORT-TERM INVESTMENTS - 21.9%
American General Finance Corp. (E)(c)
   Series MTNG
   5.406% due 03/23/07                                      300             300
AT&T Wireless Services, Inc.
   7.500% due 05/01/07                                    3,480           3,495
Bank of America Corp. (z)
   5.230% due 03/20/07                                   13,300          13,209
BNP Paribas (z)
   5.293% due 07/03/07                                    5,800           5,797
Caesars Entertainment, Inc. (c)
   9.375% due 02/15/07                                      980             980
Capital Auto Receivables Asset Trust (E)
   Series 2003-3 Class A3B
   5.400% due 01/15/08                                      267             267
Caterpillar Financial Services Corp.
   Series MTNF
   5.445% due 08/20/07 (E)                                  470             470
   3.625% due 11/15/07                                      160             158
CC Funding Trust I (c)
   6.900% due 02/16/07                                      685             685
CIT Group, Inc.
   3.650% due 11/23/07                                      260             257
Citigroup Global Markets Deutschland for Tyumen
   Oil Co.
   Series REGS
   11.000% due 11/06/07                                   1,290           1,336
Citigroup, Inc.
   4.200% due 12/20/07                                    3,600           3,562
Clorox Co. (E)
   5.485% due 12/14/07                                      705             706
Comcast Cable Communications LLC
   8.375% due 05/01/07                                      110             111
Dexia Delaware LLC (c)(z)
   5.260% due 02/01/07                                    2,600           2,600
Donohue Forest Products
   7.625% due 05/15/07                                      665             665
Dresdner Bank AG (A)
   Zero Coupon due 01/24/08                               2,235           2,113

 128  Multistrategy Bond Fund

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
-------------------------------------------------------------------------------
El Paso Corp.
   6.950% due 12/15/07                                    2,600           2,616
Enterprise Products Operating, LP
   Series B
   4.000% due 10/15/07                                      700             692
FedEx Corp. (c)
   2.650% due 04/01/07                                      220             219
Ford Motor Credit Co. (E)
   5.560% due 03/13/07 (c)                                2,250           2,233
   6.193% due 09/28/07                                    1,400           1,400
France Treasury Bills BTF
   Zero Coupon due 04/26/07                               1,400           1,809
General Electric Capital Corp.
   5.240% due 02/09/07 (c)(z)                             1,400           1,398
   5.200% due 07/30/07 (z)                                6,800           6,622
   Series MTNA (E)
   5.445% due 01/15/08                                      700             701
Harrah's Operating Co., Inc.
   7.125% due 06/01/07                                    1,055           1,059
Hilton Hotels Corp.
   7.950% due 04/15/07                                      330             331
HSBC Finance Corp. (E)
   5.400% due 10/04/07                                    2,200           2,202
Hyatt Equities LLC (p)
   6.875% due 06/15/07                                      435             436
International Bank for Reconstruction &
   Development Zero Coupon due 08/20/07                     950             628
International Lease Finance Corp.
   3.750% due 08/01/07                                      115             114
JPMorgan Chase & Co. (c)
   5.350% due 03/01/07                                      160             160
Mandalay Resort Group
   Series B
   10.250% due 08/01/07                                   2,830           2,883
Marsh & McLennan Cos., Inc.
   5.375% due 03/15/07 (c)                                1,480           1,480
   5.500% due 07/13/07 (E)                                  630             630
MGM Mirage
   9.750% due 06/01/07                                    2,020           2,043
Mirage Resorts, Inc.
   6.750% due 08/01/07                                      600             602
Motorola, Inc.
   4.608% due 11/16/07                                      393             390
Netherlands Government Bond
   Series 1 (c)
   5.750% due 02/15/07                                      490             639
Norfolk Southern Corp.
   7.350% due 05/15/07                                      320             322
Panhandle Eastern Pipe Line
   Series B (c)
   2.750% due 03/15/07                                      125             125
Pepco Holdings, Inc.
   5.500% due 08/15/07                                    1,070           1,070

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
-------------------------------------------------------------------------------
Plantinum Underwriters Financial, Inc.
   Series B
   6.371% due 11/16/07                                      405             402
Rabobank USA Financial Corp. (c)(z)
   5.280% due 02/01/07                                   18,800          18,800
Reynolds American, Inc.
   Series *
   6.500% due 06/01/07                                      450             450
Russell Investment Company
   Money Market Fund                                415,784,000         415,784
Sempra Energy
   4.621% due 05/17/07                                      777             775
Societe Generale NA (z)
   5.225% due 03/01/07 (c)                               10,000           9,959
   5.225% due 05/10/07                                   10,800          10,647
St. Paul Travelers Cos., Inc. (The)
   5.010% due 08/16/07                                    1,350           1,346
Starwood Hotels & Resorts Worldwide, Inc.
   7.375% due 05/01/07                                       65              65
TELUS Corp.
   7.500% due 06/01/07                                    1,925           1,936
Total SA (c)(z)
   5.260% due 02/01/07                                   18,800          18,800
UBS Financial Del LLC (z)
   5.225% due 03/08/07 (c)                                2,700           2,686
   5.185% due 04/02/07                                   17,400          17,104
   5.225% due 06/01/07                                      700             688
Union Pacific Corp.
   Series MTNE
   6.790% due 11/09/07                                      110             111
United States Treasury Bills (z)
   4.837% due 02/15/07 (c)                                   40              40
   4.843% due 02/15/07 (c)                                   30              30
   4.852% due 02/15/07 (c)                                  120             120
   4.853% due 02/15/07 (c)                                   15              15
   4.887% due 02/15/07 (c)                                   25              25
   4.888% due 02/15/07 (c)                                  350             349
   4.895% due 02/15/07 (c)                                   35              35
   4.906% due 02/15/07 (c)                                    5               5
   4.938% due 02/15/07 (c)                                   15              15
   4.948% due 02/15/07 (c)                                   70              70

                                                    Multistrategy Bond Fund  129

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
-------------------------------------------------------------------------------
   4.960% due 02/15/07 (c)                                  100             100
   4.987% due 02/15/07 (c)                                  100             100
   5.007% due 02/15/07 (c)                                  200             199
   5.018% due 02/15/07 (c)                                  110             110
   5.131% due 02/15/07 (c)                                  250             249
   5.036% due 03/01/07 (c)                                1,725           1,718
   2.214% due 03/15/07 (c)                                  200             198
   4.921% due 03/15/07 (c)                                  750             746
   4.927% due 03/15/07 (c)                                  500             497
   4.932% due 03/15/07 (c)                                1,895           1,884
   4.936% due 03/15/07 (c)                                  300             298
   4.939% due 03/15/07 (c)                                   30              30
   4.969% due 03/15/07 (c)                                  500             497
   5.031% due 03/15/07 (c)                                  250             249
   5.042% due 03/15/07 (c)                                   50              50
   5.110% due 07/12/07                                      650             636
United States Treasury Inflation Indexed Bonds
   3.625% due 01/15/08                                      886             894
United States Treasury Notes
   3.125% due 05/15/07                                   21,250          21,131
   4.375% due 12/31/07                                   23,470          23,327
WellPoint, Inc.
   3.750% due 12/14/07                                      270             266
Westpac Banking Corp. (c)
   5.250% due 02/06/07                                    1,400           1,399
Wisconsin Electric Power Co.
   3.500% due 12/01/07                                      145             143
                                                                   ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $624,675)                                                         624,494
                                                                   ------------

TOTAL INVESTMENTS - 108.8%
(identified cost $3,100,127)                                          3,102,890

OTHER ASSETS AND LIABILITIES,
NET - (8.8%)                                                           (252,062)
                                                                   ------------

NET ASSETS - 100.0%                                                   2,850,828
                                                                   ============

See accompanying notes which are an integral part of the schedules of investments.

 130  Multistrategy Bond Fund

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Australian 3 Year Bond (Australia)
   expiration date 03/07 (101)                             20,091                (19)

Australian 10 Year Bond (Australia)
   expiration date 03/07 (54)                              29,939                (98)

Euribor Futures
   expiration date 09/07 (50)                              15,615                (58)
   expiration date 12/07 (50)                              15,612                (37)
   expiration date 03/08 (2)                                  625                 (2)
   expiration date 06/08 (1)                                  312                 (1)

Euro-Bund Futures (Germany)
   expiration date 03/07 (63)                               9,412               (368)

Eurodollar Futures (CME)
   expiration date 03/07 (257)                             60,800                (35)
   expiration date 06/07 (182)                             43,068               (114)
   expiration date 09/07 (2,361)                          559,232             (2,041)
   expiration date 12/07 (2,277)                          539,848             (1,587)
   expiration date 03/08 (837)                            198,557               (594)
   expiration date 06/08 (127)                             30,139                (25)
   expiration date 09/08 (127)                             30,147                (25)
   expiration date 12/08 (239)                             56,736                (57)

Euro-Schatz Bond Futures
   expiration date 03/07 (91)                              12,225                (79)

Euroyen Futures
   expiration date 09/07 (55)                              11,306                 18
   expiration date 12/07 (63)                              12,938                 19

Japanese 10 Year Bond (Japan)
   expiration date 03/07 (3)                                3,336                (14)

LIBOR Futures
   expiration date 06/07 (22)                               5,088                (31)
   expiration date 09/07 (37)                               8,557                (52)
   expiration date 12/07 (59)                              13,649                (80)
   expiration date 03/08 (15)                               3,471                (21)
   expiration date 06/08 (31)                               7,175                (17)
   expiration date 09/08 (17)                               3,936                (24)

United States Treasury Bonds
   expiration date 03/07 (278)                             30,615               (589)

United States Treasury 2 Year Notes
   expiration date 03/07 (501)                            102,000               (411)

United States Treasury 5 Year Notes
   expiration date 03/07 (1,162)                          121,465               (951)

United States Treasury 10 Year Notes
   expiration date 03/07 (1,715)                          183,076             (2,427)

------------------------------------------------------------------------------------
                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $

Short Positions
Euro-Bobl Futures (Germany)
   expiration date 03/07 (337)                             47,479                860

Long Gilt Bond (UK)
   expiration date 03/07 (8)                                1,664                 52

United States Treasury Bonds
   expiration date 03/07 (4)                                  441                 14

United States Treasury 2 Year Notes
   expiration date 03/07 (63)                              12,826                 50

United States Treasury 5 Year Notes
   expiration date 03/07 (280)                             29,269                371

United States Treasury 10 Year Notes
   expiration date 03/07 (437)                             46,650                770
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                     (7,603)
                                                                     ===============

           See accompanying notes which are an integral part of the schedules of investments.

                                                    Multistrategy Bond Fund  131

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Eurodollar Futures
   Mar 2007 94.75 Put (22)                                  5,211                 (7)
   Mar 2007 95.25 Put (24)                                  5,715                (37)

90 Day Short Sterling Futures
   Mar 2007 94.75 Call (164)                               38,162                 --

Swaptions
(Fund Receives/Fund Pays)
   EUR Three Month LIBOR/
   EUR 4.100%
   Jul 2007 0.00 Call (2)                                   7,820                (45)
   EUR Six Month LIBOR/
   EUR 4.100%
   Jul 2007 0.00 Call (1)                                   7,820                (18)
   EUR Six Month LIBOR/
   EUR 4.230%
   Jul 2007 0.00 Call (1)                                   6,517                (16)
   GBP Three Month LIBOR/
   GBP 4.850%
   Jun 2007 0.00 Call (1)                                     786                 --
   GBP Six Month LIBOR/
   GBP 4.850%
   Jun 2007 0.00 Call (1)                                   1,375                 (1)
   USD Three Month LIBOR/
   USD 5.240%
   Feb 2007 0.00 Call (1)                                   6,100                 (3)
   USD Three Month LIBOR/
   USD 5.220%
   Apr 2007 0.00 Call (1)                                   4,000                (22)
   USD Three Month LIBOR/
   USD 5.300%
   May 2007 0.00 Call (1)                                  14,000               (120)
   USD Three Month LIBOR/
   USD 5.315%
   May 2007 0.00 Call (1)                                  13,600               (115)
   USD Three Month LIBOR/
   USD 5.325%
   Jun 2007 0.00 Call (1)                                   2,000                (17)
   USD Three Month LIBOR/
   USD 5.340%
   Jun 2007 0.00 Call (1)                                  12,000               (126)
   USD Three Month LIBOR/
   USD 5.600%
   Jun 2007 0.00 Call (1)                                  11,000               (194)
   USD Three Month LIBOR/
   USD 4.750%
   Jul 2007 0.00 Call (1)                                   7,000                 (8)
   USD Three Month LIBOR/
   USD 5.000%
   Jul 2007 0.00 Call (1)                                  16,000                (53)

------------------------------------------------------------------------------------
                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
   USD Three Month LIBOR/
   USD 5.370%
   Jul 2007 0.00 Call (3)                                  32,000               (371)
   USD Three Month LIBOR/
   USD 5.500%
   Jul 2007 0.00 Call (1)                                   6,600               (114)
   USD Six Month LIBOR/
   USD 4.950%
   Jul 2007 0.00 Call (1)                                   6,700                (99)
   USD Three Month LIBOR/
   USD 4.850%
   Aug 2007 0.00 Call (1)                                   3,000                 (8)
   USD Three Month LIBOR/
   USD 4.900%
   Aug 2007 0.00 Call (2)                                  12,000                (36)
   USD Three Month LIBOR/
   USD 5.000%
   Aug 2007 0.00 Call (1)                                   3,000                (14)
   USD Six Month LIBOR/
   USD 5.010%
   Oct 2007 0.00 Call (1)                                   9,000                (52)
   USD Three Month LIBOR/
   USD 5.100%
   Feb 2008 0.00 Call (1)                                  21,000               (190)

United States Treasury Notes
   2 Year Futures
   Feb 2007 101.75 Put (221)                               44,974                (45)
   Feb 2007 102.00 Call (1,087)                           221,748               (544)

United States Treasury Notes
   5 Year Futures
   May 2007 106.00 Call (886)                              93,916               (138)

United States Treasury Notes
   10 Year Futures
   Feb 2007 106.00 Call (47)                                4,982                (42)
   Feb 2007 107.00 Put (45)                                 4,815                (25)
   Feb 2007 108.00 Call (47)                                5,076                 (3)
   Feb 2007 109.00 Call (45)                                4,905                 (1)
                                                                     ---------------

Total Liability for Options Written (premiums
   received $2,569)                                                           (2,464)
                                                                     ===============

See accompanying notes which are an integral part of the schedules of investments.

 132  Multistrategy Bond Fund

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD           1,132   AUD            1,449    02/02/07                 (7)
USD           1,186   AUD            1,535    02/02/07                  6
USD           2,992   AUD            3,781    03/22/07                (60)
USD           6,606   AUD            8,459    03/22/07                (46)
USD           6,630   AUD            8,459    03/22/07                (70)
USD           5,745   BRL           12,259    02/02/07                 27
USD             838   BRL            1,848    02/05/07                 31
USD           1,619   CAD            1,911    02/02/07                  5
USD             177   CAD              209    02/22/07                 --
USD             267   CAD              315    02/22/07                  1
USD             407   CAD              466    03/22/07                (10)
USD           2,867   CAD            3,341    03/22/07                (24)
USD           2,844   CHF            3,392    03/22/07               (104)
USD             469   CNY            3,629    03/19/07                  1
USD             200   CNY            1,544    03/20/07                 --
USD          10,200   CNY           78,356    04/13/07                 (3)
USD             133   EUR              103    02/02/07                  1
USD             162   EUR              125    02/02/07                  1
USD             512   EUR              390    02/02/07                 (3)
USD             556   EUR              435    02/02/07                 11
USD             734   EUR              566    02/02/07                  4
USD           2,058   EUR            1,587    02/27/07                 13
USD           2,556   EUR            1,969    03/22/07                 17
USD           3,177   EUR            2,446    03/22/07                 18
USD           7,896   EUR            5,946    03/22/07               (128)
USD           9,196   EUR            6,928    03/22/07               (146)
USD           1,277   EUR            1,000    03/23/07                 30
USD           1,440   EUR            1,120    03/23/07                 23
USD           2,496   GBP            1,272    02/02/07                  3
USD             137   GBP               70    02/22/07                  1
USD             236   GBP              120    02/22/07                 --
USD           2,844   GBP            1,459    03/22/07                 22
USD           2,992   GBP            1,505    03/22/07                (35)
USD           8,791   GBP            4,490    03/22/07                 30
USD          14,334   GBP            7,292    03/22/07                 (9)
USD             218   JPY           26,532    01/31/07                  2
USD             304   JPY           35,375    02/02/07                (11)
USD             475   JPY           55,490    02/02/07                (15)
USD             475   JPY           55,490    02/02/07                (16)
USD             510   JPY           60,670    02/02/07                 (7)
USD             511   JPY           58,935    02/02/07                (22)
USD             539   JPY           63,837    02/02/07                 (9)
USD             599   JPY           70,080    02/02/07                (18)
USD             628   JPY           74,990    02/02/07                 (7)
USD             660   JPY           76,353    02/02/07                (27)

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             732   JPY           84,315    02/02/07                (33)
USD           2,159   JPY          249,448    02/02/07                (92)
USD           2,982   JPY          343,716    02/02/07               (133)
USD          11,253   JPY        1,312,577    02/15/07               (355)
USD           6,079   JPY          693,000    03/06/07               (310)
USD             134   JPY           16,159    03/09/07                  1
USD             815   JPY           98,883    03/09/07                  8
USD           1,133   JPY          137,217    03/09/07                  9
USD           1,233   JPY          149,571    03/09/07                 13
USD           5,833   JPY          679,000    03/20/07               (170)
USD             210   JPY           24,260    03/22/07                 (8)
USD           2,849   JPY          336,752    03/22/07                (40)
USD           8,543   JPY        1,004,682    03/22/07               (161)
USD             390   NOK            2,450    02/02/07                  3
USD             450   NOK            2,772    02/02/07                 (5)
USD             576   NOK            3,540    02/02/07                 (9)
USD           2,844   NOK           17,435    03/22/07                (45)
USD           2,848   NOK           18,053    03/22/07                 51
USD           2,992   NOK           19,119    03/22/07                 78
USD           5,479   NOK           33,506    03/22/07               (100)
USD             594   NZD              862    02/02/07                 --
USD           1,736   NZD            2,518    03/22/07                 (6)
USD           2,993   NZD            4,315    03/22/07                (29)
USD           3,357   NZD            4,889    03/22/07                  2
USD           3,622   NZD            5,263    03/22/07                 (6)
USD              47   PHP            2,284    03/30/07                 --
USD             531   PLN            1,608    02/02/07                  6
USD           1,367   SEK            9,783    02/02/07                 41
USD           2,841   SEK           19,567    03/22/07                (17)
USD           2,844   SEK           19,411    03/22/07                (43)
USD           2,992   SEK           20,819    03/22/07                 12
USD           5,695   SEK           39,467    03/22/07                 --
USD          11,100   SEK           75,240    03/22/07               (242)
USD             258   SGD              395    04/30/07                 --
USD             243   TWD            7,871    02/22/07                 (3)
AUD           2,984   USD            2,292    02/02/07                (25)
AUD           1,535   USD            1,185    03/09/07                 (6)
AUD           3,595   USD            2,849    03/22/07                 61
AUD           3,644   USD            2,848    03/22/07                 22
AUD           3,663   USD            2,867    03/22/07                 26
AUD           7,764   USD            5,986    03/22/07                (36)
BRL          12,259   USD            5,568    02/02/07               (201)
BRL           2,167   USD            1,000    04/30/07                 (7)
BRL          12,259   USD            5,665    05/07/07                (26)
CAD             314   USD              266    02/01/07                 (1)

           See accompanying notes which are an integral part of the schedules of investments.

                                                    Multistrategy Bond Fund  133

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
CAD             209   USD              177    02/02/07                 --
CAD           1,911   USD            1,702    02/02/07                 78
CAD           1,196   USD            1,018    02/22/07                  1
CAD           1,911   USD            1,620    03/09/07                 (5)
CAD           3,324   USD            2,849    03/22/07                 20
CAD           3,534   USD            2,992    03/22/07                (16)
CAD           6,684   USD            5,695    03/22/07                  7
CAD           7,070   USD            5,986    03/22/07                (30)
CHF           3,405   USD            2,844    03/22/07                 94
CHF           3,454   USD            2,841    03/22/07                 52
CHF           3,696   USD            2,992    03/22/07                  7
CHF           3,728   USD            2,992    03/22/07                (19)
CHF           7,102   USD            5,733    03/22/07                 (3)
CHF           9,589   USD            8,042    03/22/07                298
CNY          78,356   USD           10,195    04/13/07                 (1)
EUR             161   USD              207    02/02/07                 (3)
EUR             405   USD              520    02/02/07                 (8)
EUR             515   USD              660    02/02/07                (11)
EUR             560   USD              724    02/02/07                 (6)
EUR             375   USD              485    02/27/07                 (5)
EUR           4,056   USD            5,267    02/27/07                (26)
EUR           4,936   USD            6,604    03/06/07                161
EUR             103   USD              134    03/09/07                 (1)
EUR             125   USD              162    03/09/07                 (1)
EUR             566   USD              735    03/09/07                 (4)
EUR           2,147   USD            2,844    03/22/07                 40
EUR           2,204   USD            2,867    03/22/07                (12)
EUR           2,213   USD            2,865    03/22/07                (25)
EUR           2,291   USD            2,992    03/22/07                 (1)
EUR           2,312   USD            2,993    03/22/07                (28)
EUR           2,429   USD            3,170    03/22/07                 (3)
EUR           4,107   USD            5,373    03/22/07                  8
EUR           4,615   USD            5,984    03/22/07                (45)
EUR          12,501   USD           16,622    03/22/07                292
GBP           1,272   USD            2,420    02/02/07                (79)
GBP              66   USD              128    02/22/07                 (2)
GBP           1,272   USD            2,496    03/09/07                 (3)
GBP           1,449   USD            2,849    03/22/07                  2
GBP           1,460   USD            2,841    03/22/07                (28)
GBP           1,481   USD            2,867    03/22/07                (42)
JPY          15,254   USD              125    02/01/07                 (1)
JPY          16,159   USD              133    02/02/07                 (1)
JPY          53,290   USD              450    02/02/07                  9
JPY          55,490   USD              483    02/02/07                 23
JPY          60,194   USD              512    02/02/07                 13

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
JPY          60,700   USD              524    02/02/07                 21
JPY          62,078   USD              528    02/02/07                 13
JPY         108,355   USD              930    02/02/07                 32
JPY         110,980   USD              954    02/02/07                 35
JPY         116,035   USD              981    02/02/07                 19
JPY         120,005   USD            1,049    02/02/07                 54
JPY         137,217   USD            1,128    02/02/07                 (9)
JPY         149,571   USD            1,227    02/02/07                (13)
JPY         178,625   USD            1,465    02/02/07                (15)
JPY         102,117   USD              874    02/15/07                 26
JPY       1,342,192   USD           11,080    02/15/07                (65)
JPY          76,623   USD              633    03/09/07                 (5)
JPY         328,601   USD            2,844    03/22/07                103
JPY         328,789   USD            2,844    03/22/07                101
JPY         331,846   USD            2,841    03/22/07                 73
JPY         361,392   USD            2,992    03/22/07                (23)
JPY         685,202   USD            5,733    03/22/07                 17
JPY       1,088,758   USD            8,979    03/22/07               (104)
MXN          38,318   USD            3,456    04/12/07                (13)
NOK           8,762   USD            1,363    02/02/07                (42)
NOK           2,450   USD              391    03/09/07                 (3)
NOK          18,393   USD            2,867    03/22/07                (86)
NZD             862   USD              574    02/02/07                (19)
NZD              13   USD                9    02/26/07                 --
NZD             862   USD              592    03/09/07                 --
NZD           3,669   USD            2,513    03/22/07                 (8)
NZD           4,062   USD            2,849    03/22/07                 59
PLN           1,608   USD              532    02/02/07                 (5)
PLN           1,608   USD              531    03/09/07                 (7)
SEK           9,783   USD            1,363    02/02/07                (45)
SEK          20,045   USD            2,867    03/22/07                (26)
SEK          20,136   USD            2,867    03/22/07                (39)
SEK          21,018   USD            2,992    03/22/07                (41)
SEK          57,942   USD            8,546    03/22/07                185
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                              (1,440)
                                                           ==============

See accompanying notes which are an integral part of the schedules of investments.

 134  Multistrategy Bond Fund

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands

INDEX SWAP CONTRACTS
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  UNREALIZED
                                                    NOTIONAL                                                     APPRECIATION
        FUND RECEIVES                COUNTER         AMOUNT                FUND PAYS              TERMINATION   (DEPRECIATION)
     UNDERLYING SECURITY              PARTY             $                FLOATING RATE               DATE             $
------------------------------   ----------------   ---------   -------------------------------   -----------   --------------
Lehman Brothers                                                 1 Month USD LIBOR
   CMBS Index - AAA              Goldman Sachs          6,830      plus 0.050%                     02/01/07                 34

Goldman Sachs                                                   Turkish Overnight Index Tuibon
   Total Return                  Citibank              14,958      plus 0.750%                     07/17/08                206

Bank of America                                                 CMBS AAA 10 Year Index
   CMBS AAA 10 Year Index        Bank of America        5,000      minus 0.080%                    04/30/07                 (5)

Bank of America                                                 CMBS AAA 10 Year Index
   CMBS AAA 10 Year Index        Bank of America        5,000      minus 0.030%                    07/16/07                 (6)

Bank of America                                                 CMBS AAA 10 Year Index
   CMBS AAA 10 Year Index        Bank of America        4,000      minus 0.030%                    09/28/07                 (5)

Bank of America
   CMBS AAA 10 Year Index        Bank of America       10,000   CMBS AAA 10 Year Index             05/31/07                (11)

Bank of America                                                 CMBS AAA 10 Year Index
   CMBS AAA 10 Year Index        Bank of America        5,000      plus 0.050%                     05/31/07                 (6)

Bank of America                                                 CMBS AAA 10 Year Index
   CMBS AAA 10 Year Index        Bank of America        5,000      minus 0.050%                    07/31/07                 (5)

Bank of America                                                 CMBS AAA 10 Year Index
   CMBS AAA 10 Year Index        Bank of America        4,000      minus 0.080%                    06/15/07                 (4)

Bank of America                                                 CMBS AAA 10 Year Index
   CMBS AAA 10 Year Index        Bank of America        3,500      minus 0.050%                    06/29/07                 (4)

JP Morgan                                                       CMBS AAA 10 Year Index
   CMBS AAA 10 Year Index        Goldman Sachs          4,500      minus 0.030%                    05/31/07                 (5)

JP Morgan                                                       CMBS AAA 10 Year Index
   CMBS AAA 10 Year Index        JP Morgan              2,000      minus 0.080%                    03/31/07                 (2)

Citibank
   CMBS AAA 10 Year Index        Citibank               3,500   CMBS AAA 10 Year Index             03/31/07                 (4)
                                                                                                                --------------

Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts                                                  183
                                                                                                                ==============

           See accompanying notes which are an integral part of the schedules of investments.

                                                    Multistrategy Bond Fund  135

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands

INTEREST RATE SWAP CONTRACTS
------------------------------------------------------------------------------------------------------------------------
                                                                                                                MARKET
          COUNTER                  NOTIONAL                                                      TERMINATION     VALUE
           PARTY                    AMOUNT            FUND RECEIVES            FUND PAYS            DATE           $
----------------------------   -----------------   --------------------   --------------------   -----------   ---------
Bank of America                   USD     35,900   5.000%                 Three Month LIBOR       06/21/10          (212)
Bank of America                   USD     37,500   5.473%                 Three Month LIBOR       06/14/11           316
Bank of America                   USD     26,400   Three Month LIBOR      5.000%                  06/20/12           283
Bank of America                   USD      8,400   Three Month LIBOR      5.100%                  06/20/14            91
Bank of America                   USD     13,200   5.548%                 Three Month LIBOR       06/14/16           206
Bank of America                   USD      7,000   5.628%                 Three Month LIBOR       06/16/36           160
Barclays Bank PLC                 EUR     17,160   3.900%                 Six Month LIBOR         03/20/09          (140)
Barclays Bank PLC                 USD     18,100   5.000%                 Three Month LIBOR       06/20/09           (81)
                                                                          Consumer Price Index
Barclays Bank PLC                 EUR      2,800   2.103%                 (France)                10/15/10            52
Barclays Bank PLC                 GBP      1,420   5.100%                 Six Month LIBOR         03/20/12           (64)
Barclays Bank PLC                 EUR     22,000   4.250%                 Six Month LIBOR         07/20/16          (171)
Barclays Bank PLC                 SEK    204,000   Three Month LIBOR      4.323%                  07/20/16        (1,264)
Barclays Bank PLC                 SEK     30,000   Three Month LIBOR      4.000%                  03/20/17           165
Barclays Bank PLC                 GBP        600   Six Month LIBOR        4.000%                  12/15/36           127
Barclays Bank PLC                 EUR      1,590   Six Month LIBOR        4.000%                  03/20/37           154
BNP Paribas                       EUR      1,570   Six Month LIBOR        4.000%                  03/20/37           152
Citibank                         JPY   2,913,000   1.500%                 Six Month LIBOR         03/20/12           160
Citibank                          EUR     10,130   Six Month LIBOR        3.900%                  03/20/12           208
Citibank                         JPY   3,059,000   Six Month LIBOR        1.500%                  06/20/12          (132)
                                                                          Mexico Interbank 28
Citibank                           MXN     2,300   8.170%                 Day Deposit Rate        11/04/16            --
Citibank                          JPY    187,000   2.000%                 Six Month LIBOR         12/20/16            24
Citibank                         JPY   1,355,000   1.900%                 Six Month LIBOR         03/20/17            38
Credit Suisse First Boston        EUR     63,300   Six Month LIBOR        3.970%                  02/23/09           384
Credit Suisse First Boston        EUR     70,180   3.950%                 Six Month LIBOR         02/22/12        (1,198)
Credit Suisse First Boston        GBP      1,340   Six Month LIBOR        5.100%                  03/20/12            47
Credit Suisse First Boston        EUR      2,690   4.000%                 Six Month LIBOR         03/20/17           (98)
Credit Suisse First Boston        SEK     74,740   Three Month LIBOR      4.000%                  03/20/17           433
Credit Suisse First Boston        EUR     21,810   Six Month LIBOR        4.080%                  02/22/22         1,082
Credit Suisse First Boston        USD      3,700   5.815%                 Three Month LIBOR       09/22/36           185
Credit Suisse First Boston        EUR      1,680   4.000%                 Six Month LIBOR         03/20/37          (163)
Credit Suisse First Boston        USD      3,590   Three Month LIBOR      5.250%                  03/20/37           117
Deutsche Bank                     JPY    650,000   1.000%                 Six Month LIBOR         09/18/08             4
Deutsche Bank                     USD     34,200   5.000%                 Three Month LIBOR       06/20/09          (153)
Deutsche Bank                     AUD     21,830   6.200%                 Six Month LIBOR         03/20/12           (58)
Deutsche Bank                     USD      8,980   Three Month LIBOR      5.000%                  03/20/12           101
Deutsche Bank                     USD     46,700   5.000%                 Three Month LIBOR       06/20/12          (501)
Deutsche Bank                     USD     12,520   Three Month LIBOR      5.000%                  06/20/12           136
Deutsche Bank                     USD     76,500   5.100%                 Three Month LIBOR       06/20/14          (826)
Deutsche Bank                     JPY    253,000   2.000%                 Six Month LIBOR         12/20/16            33
Deutsche Bank                     JPY    200,000   2.500%                 Six Month LIBOR         12/20/26            45
Goldman Sachs                     JPY    310,000   1.500%                 Six Month LIBOR         06/20/12            10
Goldman Sachs                     JPY    339,000   2.000%                 Six Month LIBOR         12/20/16            44
HSBC                              GBP      7,200   4.500%                 Six Month LIBOR         12/20/07          (140)
HSBC                              GBP        200   Six Month LIBOR        4.000%                  12/15/36            42
JP Morgan                         USD     36,900   5.000%                 Three Month LIBOR       06/20/09          (165)
JP Morgan                         USD      9,500   Three Month LIBOR      5.000%                  06/20/12           102
JP Morgan                        JPY   5,088,000   Six Month LIBOR        1.700%                  03/20/14            --
JP Morgan                         USD     28,200   Three Month LIBOR      5.100%                  06/20/14           305

See accompanying notes which are an integral part of the schedules of investments.

 136  Multistrategy Bond Fund

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands

INTEREST RATE SWAP CONTRACTS, CONTINUED
------------------------------------------------------------------------------------------------------------------------
                                                                                                                MARKET
          COUNTER                  NOTIONAL                                                      TERMINATION     VALUE
           PARTY                    AMOUNT            FUND RECEIVES            FUND PAYS            DATE           $
----------------------------   -----------------   --------------------   --------------------   -----------   ---------
JP Morgan                         GBP        900   Six Month LIBOR        4.000%                  12/15/36           190
JP Morgan                         USD      2,100   5.000%                 Three Month LIBOR       06/20/37          (143)
Lehman Brothers                   USD      3,900   5.000%                 Three Month LIBOR       06/20/09           (17)
Lehman Brothers                   GBP      8,400   4.500%                 Six Month LIBOR         09/20/09          (380)
Lehman Brothers                   JPY    192,000   1.700%                 Six Month LIBOR         03/20/14            11
Lehman Brothers                   GBP        810   4.900%                 Six Month LIBOR         03/20/17           (52)
Lehman Brothers                   JPY    180,000   Six Month LIBOR        1.900%                  03/20/17            (5)
Lehman Brothers                   GBP        260   Six Month LIBOR        4.300%                  03/20/37            30
Merrill Lynch                     GBP     19,300   4.500%                 Six Month LIBOR         09/20/09          (873)
Merrill Lynch                     BRL      1,200   12.948%                Three Month BRCDI       01/04/10             6
Merrill Lynch                     GBP        300   4.000%                 Six Month LIBOR         12/15/35             7
Morgan Stanley                    EUR      2,800   6.000%                 Six Month LIBOR         06/18/34           491
Royal Bank of Canada              CAD      2,200   4.500%                 Three Month LIBOR       06/15/27           (71)
Salomon Smith Barney              PLN     28,000   4.665%                 Six Month LIBOR         01/16/09           (14)
Salomon Smith Barney               MXN   141,000   7.940%                 Three Month LIBOR       06/28/09            --
UBS Securities                    USD     13,100   5.000%                 Three Month LIBOR       06/20/19           (58)
                                                                                                               ---------

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - $2,730                         (1,038)
                                                                                                               =========

CREDIT DEFAULT SWAP CONTRACTS
--------------------------------------------------------------------------------------------------------------------
                                                    NOTIONAL                                             MARKET
          REFERENCE                  COUNTER         AMOUNT      FUND RECEIVES      TERMINATION          VALUE
            ENTITY                    PARTY             $          FIXED RATE           DATE               $
------------------------------   ----------------   ---------   ----------------   --------------   ----------------
Anadarko Petroleum Corp.         Goldman Sachs            500   0.150%                03/20/08                    --
Brazilian Government             Salomon Smith
   International Bond            Barney                 4,500   1.500%                08/22/11                   114
Brazilian Government
   International Bond            Lehman Brothers        5,200   1.120%                11/20/11                    41
Brazilian Government
   International Bond            Morgan Stanley           500   1.660%                03/20/13                    12
Core Investment Grade Bond       Bank of America       15,000   0.650%                12/20/16                    92
Dow Jones CDX High Volatility
   Index                         UBS                   13,000   0.900%                06/20/10                   176
Dow Jones CDX High Volatility
   Index                         Lehman Brothers        2,800   3.250%                12/20/11                    97
Dow Jones CDX High Volatility
   Index                         Bank of America        4,000   0.650%                12/20/16                    25
Dow Jones CDX High Volatility
   Index                         Goldman Sachs         10,000   0.650%                12/20/16                    62
Ford Motor Credit Co.            Merrill Lynch            500   1.700%                06/20/07                     2
GAP Inc. (The)                   Lehman Brothers        1,220   1.240%                12/20/11                     6
Gaz Capital for Gazprom          JP Morgan              4,400   0.415%                11/20/07                     1
Indonesia Government
   International Bond            Lehman Brothers          400   0.400%                12/20/08                    --
Mexico Government
   International Bond            JP Morgan              2,400   0.920%                03/20/16                    42
Panama Government
   International Bond            JP Morgan                300   1.250%                01/20/17                     1
                                 Royal Bank of
Republic of Indonesia            Scotland               1,000   0.390%                12/20/08                    --
Russia Government
   International Bond            Morgan Stanley           200   0.460%                06/20/07                    --
Russia Government
   International Bond            Deutsche Bank          1,000   0.260%                12/20/07                    --
Russia Government
   International Bond            Morgan Stanley           300   0.780%                03/20/16                     3
Russia Government
   International Bond            JP Morgan                300   0.800%                03/20/16                     4
Sabre Holding Corp               Lehman Brothers        1,225   3.120%                03/20/12                   (10)
SoftBank Corp                    Deutsche Bank         45,000   2.300%                09/20/07                     4
                                                                                                    ----------------

Total Market Value of Open Credit Default Swap Contracts Premiums Paid (Received) - ($354)                       672
                                                                                                    ================

           See accompanying notes which are an integral part of the schedules of investments.

                                                    Multistrategy Bond Fund  137

RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE           MARKET
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 96.2%
Alabama - 0.5%
City of Tuscaloosa Alabama General Obligation Unlimited                340          5.000       02/15/07               340
County of Jefferson Alabama General Obligation Unlimited (u)           500          5.000       04/01/10               517
Courtland Industrial Development Board Revenue Bonds                   250          5.000       11/01/13               260
Mobile County Board of School Commissioners General
   Obligation Unlimited, weekly demand (u)(ae)                         375          5.000       03/01/12               392
                                                                                                              ------------
                                                                                                                     1,509
                                                                                                              ------------

Alaska - 0.5%
City of Anchorage Alaska General Obligation Unlimited,
   weekly demand (u)(ae)                                               500          5.750       12/01/16               535
Northern TOB Securitization Corp. Revenue Bonds, weekly
   demand                                                              950          4.625       06/01/23               942
                                                                                                              ------------
                                                                                                                     1,477
                                                                                                              ------------

Arizona - 2.5%
Arizona State Transportation Board Revenue Bonds, weekly
   demand                                                              500          5.250       07/01/12               529
Arizona State Transportation Board Revenue Bonds                     1,500          5.000       07/01/14             1,610
Maricopa County Pollution Control Corp. Revenue Bonds,
   annual demand                                                     1,000          2.900       06/01/35               977
Mesa Arizona General Obligation Unlimited, weekly demand
   (u)(ae)                                                           1,000          5.000       07/01/17             1,030
Phoenix Civic Improvement Corp. Revenue Bonds (u)                      250          5.500       07/01/07               252
Phoenix Civic Improvement Corp. Revenue Bonds, weekly demand
   (u)                                                               1,325          5.000       07/01/35             1,391
Salt River Project Agricultural Improvement & Power District
   Revenue Bonds, weekly demand                                      1,350          5.000       01/01/25             1,411
Town of Marana Arizona Special Assessment, semiannual demand           485          4.600       01/01/26               476
                                                                                                              ------------
                                                                                                                     7,676
                                                                                                              ------------

California - 10.1%
Abag Finance Authority for Nonprofit Corps. Certificate Of
   Participation, weekly demand                                        600          5.700       08/15/14               612
California State Department of Veterans Affairs Revenue
   Bonds, weekly demand                                                750          4.600       12/01/28               751
California State Department of Water Resources Revenue Bonds           250          5.500       05/01/10               263
California State Department of Water Resources Revenue Bonds
   (u)                                                               1,000          5.250       05/01/12             1,072
California State Department of Water Resources Revenue
   Bonds, weekly demand (E)(u)                                       3,200          3.630       05/01/22             3,200
California State Public Works Board Revenue Bonds                      630          5.000       06/01/10               653
California Statewide Communities Development Authority
   Revenue Bonds, annual demand (E)(u)                                 610          4.100       04/01/28               616
California Statewide Communities Development Authority
   Revenue Bonds, annual demand (E)                                  1,000          5.200       12/01/29             1,024
California Statewide Communities Development Authority
   Revenue Bonds, annual demand (E)(ae)                              1,250          2.300       04/01/33             1,244
California Statewide Communities Development Authority
   Revenue Bonds, annual demand (E)                                  1,100          2.625       04/01/34             1,079
California Statewide Communities Development Authority
   Revenue Bonds, annual demand (E)                                    900          4.350       11/01/36               900
California Statewide Communities Development Authority
   Revenue Bonds, weekly demand                                      1,500          5.250       03/01/45             1,582
Golden State Tobacco Securitization Corp. Revenue Bonds,
   weekly demand (ae)                                                  405          5.500       06/01/18               408

 138  Tax Exempt Bond Fund

RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE           MARKET
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------------------
Golden State Tobacco Securitization Corp. Revenue Bonds,
   weekly demand (u)                                                   500          5.000       06/01/20               517
Golden State Tobacco Securitization Corp. Revenue Bonds,
   weekly demand                                                       555          5.000       06/01/21               556
Golden State Tobacco Securitization Corp. Revenue Bonds,
   weekly demand (u)                                                   750          4.600       06/01/23               645
Kings River Conservation District Certificate Of
   Participation                                                       850          5.000       05/01/15               897
Los Angeles Unified School District General Obligation
   Unlimited, weekly demand (u)                                        215          4.250       07/01/28               207
Roseville Westpark Community Facilities District No. 1
   Special Tax, semiannual demand                                      600          5.250       09/01/37               609
Southern California Public Power Authority Revenue Bonds (u)           405          5.375       01/01/12               435
State of California General Obligation Unlimited                     1,000          6.600       02/01/10             1,078
State of California General Obligation Unlimited                     1,000          5.000       10/01/11             1,052
State of California General Obligation Unlimited                     2,050          5.000       02/01/12             2,159
State of California General Obligation Unlimited                     1,000          5.250       07/01/12             1,071
State of California General Obligation Unlimited, weekly
   demand                                                              500          5.250       02/01/14               540
State of California General Obligation Unlimited, weekly
   demand (u)                                                        1,500          5.000       02/01/26             1,561
State of California General Obligation Unlimited, weekly
   demand (u)                                                        1,500          5.250       02/01/30             1,582
State of California General Obligation Unlimited, weekly
   demand                                                            1,250          5.000       02/01/33             1,295
Tobacco Securitization Authority of Southern California
   Revenue Bonds, weekly demand                                      1,000          4.750       06/01/25             1,007
University of California Revenue Bonds (u)                           1,500          5.000       05/15/13             1,602
University of California Revenue Bonds, weekly demand (u)            1,000          5.000       05/15/33             1,049
                                                                                                              ------------
                                                                                                                    31,266
                                                                                                              ------------

Colorado - 0.7%
Colorado Department of Transportation Revenue Bonds (u)                265          6.000       06/15/08               273
Colorado Health Facilities Authority Revenue Bonds, weekly
   demand                                                            1,000          5.250       06/01/23             1,058
Colorado Housing & Finance Authority Revenue Bonds, weekly
   demand                                                               55          7.250       04/01/10                55
Colorado Housing & Finance Authority Revenue Bonds,
   semiannual demand                                                    55          6.300       08/01/12                57
Colorado Housing & Finance Authority Revenue Bonds (E)                  50          6.300       08/01/16                51
Colorado Housing & Finance Authority Revenue Bonds, weekly
   demand                                                               30          6.700       10/01/16                30
Jefferson County School District R-001 General Obligation
   Unlimited (u)                                                       500          5.000       12/15/14               537
                                                                                                              ------------
                                                                                                                     2,061
                                                                                                              ------------

Delaware - 0.2%
Delaware State Economic Development Authority Revenue Bonds            225          6.500       01/01/08               231
Delaware State Economic Development Authority Revenue Bonds,
   annual demand (E)(u)                                                250          4.900       05/01/26               258
                                                                                                              ------------
                                                                                                                       489
                                                                                                              ------------

District of Columbia - 0.7%
District of Columbia General Obligation Unlimited (u)                1,000          5.500       06/01/09             1,037
District of Columbia Revenue Bonds (u)                               1,000          5.000       02/01/12             1,052
                                                                                                              ------------
                                                                                                                     2,089
                                                                                                              ------------

Florida - 6.2%
City of Lakeland Florida Revenue Bonds, weekly demand                1,500          5.000       11/15/32             1,543
City of Pembroke Pines Florida Revenue Bonds (u)                     1,000          5.000       10/01/16             1,083
City of Tallahassee Florida Revenue Bonds (u)                          500          5.000       10/01/11               524
County of Hillsborough Florida Revenue Bonds, semiannual
   demand                                                               50          6.200       12/01/08                51

                                                       Tax Exempt Bond Fund  139

RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE           MARKET
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------------------
County of Miami-Dade Florida Revenue Bonds (u)                       1,000          5.000       06/01/14             1,064
Escambia County Health Facilities Authority Revenue Bonds            1,000          5.250       11/15/13             1,076
Florida Department of Childrens & Family Services
   Certificate Of Participation (u)                                  1,175          5.000       10/01/15             1,261
Florida State Board of Education General Obligation
   Unlimited                                                         1,500          5.000       01/01/09             1,534
Florida State Division of Bond Finance Revenue Bonds, weekly
   demand (u)                                                        1,600          5.250       07/01/13             1,667
Florida Water Pollution Control Financing Corp. Revenue
   Bonds, weekly demand                                                500          5.500       01/15/12               534
Highlands County Health Facilities Authority Revenue Bonds,
   weekly demand                                                     1,500          5.250       11/15/36             1,585
Hillsborough County Educational Facilities Authority Revenue
   Revenue Bonds, semiannual demand (u)                                825          5.750       04/01/18               857
North Miami Florida Revenue Bonds (u)                                1,325          5.000       04/01/10             1,371
Orlando Utilities Commission Revenue Bonds                           1,000          5.900       10/01/08             1,035
Orlando Utilities Commission Revenue Bonds, weekly demand
   (ae)                                                                630          5.250       10/01/20               675
Orlando Utilities Commission Revenue Bonds, weekly demand              370          5.250       10/01/20               393
Palm Glades Community Development District Special
   Assessment                                                        1,175          4.850       08/01/11             1,173
Sarasota County Public Hospital Board Revenue Bonds, weekly
   demand (E)(u)                                                       999          3.740       07/01/37               999
Verandah East Community Development District Special
   Assessment, weekly demand                                         1,000          5.400       05/01/37             1,011
                                                                                                              ------------
                                                                                                                    19,436
                                                                                                              ------------

Georgia - 2.3%
County of Fulton Georgia Revenue Bonds, weekly demand (u)            1,500          5.250       01/01/35             1,606
Dalton Georgia Revenue Bonds (u)                                       500          5.750       01/01/09               518
Georgia Municipal Electric Authority Revenue Bonds (u)                 850          6.250       01/01/17             1,007
Georgia State Road & Tollway Authority Revenue Bonds                   590          5.250       03/01/11               623
Main Street Natural Gas, Inc. Revenue Bonds                          1,500          5.000       03/15/16             1,596
State of Georgia General Obligation Unlimited                        1,000          5.750       08/01/08             1,030
State of Georgia General Obligation Unlimited                          600          6.500       12/01/09               644
                                                                                                              ------------
                                                                                                                     7,024
                                                                                                              ------------

Hawaii - 1.0%
Hawaii Housing & Community Development Corp. Revenue Bonds,
   weekly demand                                                       460          3.700       01/01/22               454
Kauai County Hawaii General Obligation Unlimited, weekly
   demand (u)(ae)                                                      375          6.250       08/01/19               405
State of Hawaii General Obligation Unlimited (u)                     1,000          5.750       01/01/10             1,053
State of Hawaii General Obligation Unlimited (u)                     1,000          5.000       03/01/12             1,053
                                                                                                              ------------
                                                                                                                     2,965
                                                                                                              ------------

Idaho - 0.4%
Boise State University Revenue Bonds, semiannual demand (u)          1,250          5.375       04/01/22             1,339
                                                                                                              ------------

Illinois - 4.4%
Chicago Metropolitan Water Reclamation District-Greater
   Chicago General Obligation Unlimited                              2,000          6.500       12/01/07             2,046
City of Chicago Illinois General Obligation Unlimited,
   weekly demand (u)                                                   750          6.000       01/01/11               800
City of Chicago Illinois Tax Allocation (u)                            700    Zero coupon       12/01/07               679

 140  Tax Exempt Bond Fund

RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE           MARKET
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------------------
Cook County Community Consolidated School District No.
   15-Palatine General Obligation Limited (u)                        2,235    Zero coupon       12/01/13             1,696
County of Cook Illinois General Obligation Unlimited, weekly
   demand (u)(ae)                                                    2,160          5.375       11/15/21             2,294
Illinois Finance Authority Revenue Bonds (u)                           400    Zero coupon       01/01/10               357
Illinois Finance Authority Revenue Bonds                               670          5.500       10/01/12               720
Illinois Finance Authority Revenue Bonds                               750          5.000       06/01/14               781
Illinois Finance Authority Revenue Bonds, weekly demand                575          5.000       04/01/36               590
Illinois Finance Authority Revenue Bonds, weekly demand              1,350          6.000       11/15/39             1,396
Illinois Health Facilities Authority Revenue Bonds                     385          6.000       05/15/10               393
Illinois Housing Development Authority Revenue Bonds, weekly
   demand                                                              500          4.850       01/01/37               505
Lake County Community Unit School District No. 116-Round
   Lake General Obligation Unlimited (u)                               400          7.600       02/01/14               491
State of Illinois Revenue Bonds (u)                                  1,000          5.000       06/15/16             1,079
                                                                                                              ------------
                                                                                                                    13,827
                                                                                                              ------------

Indiana - 2.3%
Columbus Multi School Building Corp. Indiana Revenue Bonds
   (u)                                                                 450          5.000       01/10/10               465
Indiana Bond Bank Revenue Bonds (u)                                    315          5.750       08/01/13               327
Indiana Health Facility Financing Authority Revenue Bonds            1,000          5.500       11/15/10             1,057
Indiana Health Facility Financing Authority Revenue Bonds            1,000          5.000       11/01/11             1,047
Indiana Health Facility Financing Authority Revenue Bonds,
   annual demand (E)(ae)                                             1,180          5.000       11/01/26             1,192
Indiana State Finance Authority Revenue Bonds (u)                      925          5.000       07/01/11               965
Indiana State Finance Authority Revenue Bonds                        1,500          5.250       02/01/18             1,657
Indiana University Revenue Bonds, weekly demand (ae)                   500          5.750       08/01/10               528
                                                                                                              ------------
                                                                                                                     7,238
                                                                                                              ------------

Iowa - 0.4%
Iowa Finance Authority Revenue Bonds                                   290          6.000       07/01/10               308
Tobacco Settlement Authority of Iowa Revenue Bonds, weekly
   demand (ae)                                                       1,000          5.600       06/01/35             1,075
                                                                                                              ------------
                                                                                                                     1,383
                                                                                                              ------------

Kansas - 1.3%
Butler & Sedgwick Counties Unified School District No. 385
   Andover General Obligation Unlimited (u)                            500          5.000       09/01/09               515
Kansas Development Finance Authority Revenue Bonds (u)                 150          5.000       08/01/10               156
Kansas Development Finance Authority Revenue Bonds (u)               1,000          5.000       08/01/13             1,067
Kansas State Department of Transportation Revenue Bonds,
   weekly demand (E)                                                 1,400          3.700       09/01/20             1,400
Wyandotte County-Kansas City Unified Government Revenue
   Bonds, weekly demand                                                305          4.750       12/01/16               315
Wyandotte County-Kansas City Unified Government
   Transportation Development District Revenue Bonds, weekly
   demand                                                              750          4.875       10/01/28               743
                                                                                                              ------------
                                                                                                                     4,196
                                                                                                              ------------

Kentucky - 0.6%
Louisville & Jefferson County Metropolitan Government
   Revenue Bonds, weekly demand                                      1,750          5.250       10/01/36             1,836
                                                                                                              ------------

                                                       Tax Exempt Bond Fund  141

RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE           MARKET
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------------------
Louisiana - 0.9%
Louisiana Energy & Power Authority Revenue Bonds (u)                   200          5.500       01/01/08               203
Louisiana Offshore Terminal Authority Revenue Bonds, annual
   demand (E)                                                        1,000          4.000       09/01/23             1,002
Morehouse Parish Louisiana Revenue Bonds                             1,450          5.250       11/15/13             1,529
                                                                                                              ------------
                                                                                                                     2,734
                                                                                                              ------------

Maryland - 1.4%
Maryland Health & Higher Educational Facilities Authority
   Revenue Bonds, weekly demand                                      1,000          5.400       01/01/31             1,037
Maryland Health & Higher Educational Facilities Authority
   Revenue Bonds, weekly demand                                        500          5.000       07/01/40               511
State of Maryland General Obligation Unlimited                       2,500          5.250       03/01/13             2,700
                                                                                                              ------------
                                                                                                                     4,248
                                                                                                              ------------

Massachusetts - 2.9%
Commonwealth of Massachusetts General Obligation Limited,
   weekly demand (ae)                                                  430          6.000       02/01/11               460
Commonwealth of Massachusetts General Obligation Limited             2,000          5.000       07/01/12             2,110
Commonwealth of Massachusetts General Obligation Limited             1,000          5.500       11/01/15             1,111
Commonwealth of Massachusetts General Obligation Limited,
   weekly demand (ae)                                                1,000          5.750       10/01/19             1,066
Commonwealth of Massachusetts General Obligation Limited,
   weekly demand (u)(ae)                                             1,000          5.250       01/01/22             1,073
Commonwealth of Massachusetts General Obligation Unlimited           1,000          5.500       10/01/16             1,118
Commonwealth of Massachusetts General Obligation Unlimited
   (u)                                                                 750          5.250       09/01/22               846
Massachusetts Development Finance Agency Revenue Bonds                 125          5.125       12/01/11               126
Massachusetts Development Finance Agency Revenue Bonds                  50          5.150       10/01/14                51
Massachusetts Health & Educational Facilities Authority
   Revenue Bonds                                                        35          5.000       07/01/07                35
Massachusetts School Building Authority Revenue Bonds (u)              750          5.000       08/15/13               799
Massachusetts State Port Authority Revenue Bonds                       125          5.250       07/01/07               126
Massachusetts State Port Authority Revenue Bonds                       150          5.750       07/01/10               159
                                                                                                              ------------
                                                                                                                     9,080
                                                                                                              ------------

Michigan - 0.7%
Bishop International Airport Authority Revenue Bonds (u)               750          5.000       12/01/10               764
Manistee Area Public Schools General Obligation Unlimited
   (u)                                                                 235          6.000       05/01/08               241
Michigan Municipal Bond Authority Revenue Bonds, weekly
   demand (ae)                                                         500          5.750       10/01/11               538
Michigan State Hospital Finance Authority Revenue Bonds (u)            250          5.000       05/15/07               251
Michigan State Housing Development Authority Revenue Bonds
   (u)                                                                 405          4.150       10/01/13               408
                                                                                                              ------------
                                                                                                                     2,202
                                                                                                              ------------

Minnesota - 0.5%
State of Minnesota General Obligation Unlimited, semiannual
   demand                                                            1,000          5.000       06/01/13             1,016
State Paul Housing & Redevelopment Authority Revenue Bonds,
   weekly demand                                                       500          5.250       05/15/36               524
                                                                                                              ------------
                                                                                                                     1,540
                                                                                                              ------------

Mississippi - 0.2%
Mississippi Business Finance Commission Revenue Bonds,
   weekly demand (E)                                                   750          4.550       12/01/28               740
                                                                                                              ------------

 142  Tax Exempt Bond Fund

RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE           MARKET
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------------------
Missouri - 1.3%
City of State Louis Missouri Revenue Bonds (u)                       1,000          5.250       07/01/11             1,058
City of State Louis Missouri Revenue Bonds (u)                       1,000          5.000       07/01/14             1,066
Joplin Missouri Industrial Development Authority Health
   Revenue Bonds                                                       270          5.500       02/15/13               288
Missouri Development Finance Board Revenue Bonds, weekly
   demand                                                            1,150          5.000       03/01/28             1,186
Missouri Housing Development Commission Revenue Bonds                  145          4.350       12/01/07               145
Southeast Missouri State University Revenue Bonds (u)                  250          5.625       04/01/10               264
                                                                                                              ------------
                                                                                                                     4,007
                                                                                                              ------------

Montana - 0.5%
City of Forsyth Montana Revenue Bonds, annual demand (E)             1,450          5.200       05/01/33             1,478
                                                                                                              ------------

Nevada - 0.6%
Clark County School District General Obligation Limited,
   weekly demand (u)(ae)                                               330          5.250       06/15/10               341
County of Clark Nevada General Obligation Limited (u)                1,000          5.000       11/01/13             1,066
Truckee Meadows Water Authority Revenue Bonds (u)                      500          5.500       07/01/11               534
                                                                                                              ------------
                                                                                                                     1,941
                                                                                                              ------------

New Hampshire - 0.7%
New Hampshire Health & Education Facilities Authority
   Revenue Bonds                                                       325          4.600       10/01/07               326
New Hampshire Health & Education Facilities Authority
   Revenue Bonds, weekly demand                                      1,675          5.000       07/01/32             1,727
                                                                                                              ------------
                                                                                                                     2,053
                                                                                                              ------------

New Jersey - 3.3%
New Jersey Economic Development Authority Revenue Bonds              1,000          5.000       09/01/12             1,051
New Jersey Economic Development Authority Revenue Bonds              1,000          5.250       03/01/14             1,078
New Jersey Economic Development Authority Revenue Bonds              1,020          5.375       06/15/15             1,094
New Jersey Health Care Facilities Financing Authority
   Revenue Bonds, weekly demand                                        500          5.250       07/01/25               533
New Jersey Health Care Facilities Financing Authority
   Revenue Bonds, weekly demand                                        655          5.000       07/01/29               673
New Jersey State Educational Facilities Authority Revenue
   Bonds                                                             1,000          5.750       09/01/10             1,059
New Jersey State Housing & Mortgage Finance Agency Revenue
   Bonds (u)                                                           885          4.300       11/01/07               889
New Jersey State Turnpike Authority Revenue Bonds (u)                  500          5.500       01/01/09               516
New Jersey Transportation Trust Fund Authority Revenue Bonds           500          6.000       06/15/07               504
Tobacco Settlement Financing Corp. Revenue Bonds                     1,000          5.500       06/01/11             1,065
Tobacco Settlement Financing Corp. Revenue Bonds, weekly
   demand                                                              415          4.375       06/01/19               416
Tobacco Settlement Financing Corp. Revenue Bonds, weekly
   demand                                                            1,250          4.500       06/01/23             1,224
                                                                                                              ------------
                                                                                                                    10,102
                                                                                                              ------------

New York - 11.5%
Battery Park City Authority Revenue Bonds, weekly demand             1,500          5.250       11/01/22             1,623
City of New York New York General Obligation Unlimited                 500          5.000       08/01/10               518
City of New York New York General Obligation Unlimited               1,000          5.250       08/01/10             1,045
City of New York New York General Obligation Unlimited               1,500          5.000       08/01/11             1,567
City of New York New York General Obligation Unlimited,
   weekly demand                                                       125          5.750       08/01/11               134
City of New York New York General Obligation Unlimited                 850          5.000       03/01/12               892
City of New York New York General Obligation Unlimited                 750          5.000       11/01/12               791

                                                       Tax Exempt Bond Fund  143

RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE           MARKET
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------------------
City of New York New York General Obligation Unlimited,
   weekly demand                                                       235          5.250       11/01/12               250
City of New York New York General Obligation Unlimited (u)           1,000          5.000       08/01/14             1,069
City of New York New York General Obligation Unlimited,
   weekly demand (u)                                                 1,000          5.000       08/01/17             1,063
City of New York New York General Obligation Unlimited,
   weekly demand                                                     1,500          5.000       08/01/21             1,573
City of New York New York General Obligation Unlimited,
   weekly demand                                                     1,500          5.000       11/01/34             1,560
City of New York New York General Obligation Unlimited,
   weekly demand                                                     1,000          5.000       03/01/35             1,042
Long Island Power Authority Revenue Bonds, weekly demand (u)         1,000          5.000       12/01/22             1,068
Long Island Power Authority Revenue Bonds, weekly demand (u)         1,250          5.000       12/01/23             1,330
Metropolitan Transportation Authority Revenue Bonds, weekly
   demand (u)                                                        1,000          5.000       11/15/30             1,043
New York City Municipal Finance Authority Water and Sewer
   Systems Revenue Bonds, weekly demand                              1,000          5.000       06/15/36             1,053
New York City Municipal Water Finance Authority Revenue
   Bonds                                                             1,500          5.250       06/15/12             1,603
New York City Transitional Finance Authority Revenue Bonds           1,000          5.500       02/01/09             1,033
New York Mortgage Agency Revenue Bonds, weekly demand                  450          5.150       04/01/17               454
New York State Dormitory Authority Revenue Bonds (u)                   815          7.000       07/01/09               849
New York State Dormitory Authority Revenue Bonds (u)                   960          5.000       02/15/13             1,018
New York State Dormitory Authority Revenue Bonds, annual
   demand (E)                                                        2,000          5.250       11/15/23             2,127
New York State Dormitory Authority Revenue Bonds, weekly
   demand                                                            1,300          5.000       03/15/31             1,375
New York State Dormitory Authority Revenue Bonds, weekly
   demand                                                              900    Zero coupon       07/01/39               737
New York State Environmental Facilities Corp. Revenue Bonds
   (u)                                                               1,000          6.000       06/15/12             1,107
New York State Environmental Facilities Corp. Revenue Bonds,
   weekly demand                                                     1,500          5.000       06/15/34             1,575
Sales Tax Asset Receivables Corp. Revenue Bonds, weekly
   demand (u)                                                        1,000          5.000       10/15/29             1,055
Suffolk County Industrial Development Agency Revenue Bonds,
   weekly demand                                                     1,500          5.000       11/01/28             1,524
Suffolk County Judicial Facilities Agency Revenue Bonds (u)            500          5.500       04/15/09               518
Tobacco Settlement Financing Authority Revenue Bonds, weekly
   demand                                                               35          5.500       06/01/10                35
TSASC, Inc. Revenue Bonds (ae)                                       1,000          5.500       07/15/13             1,026
TSASC, Inc. Revenue Bonds, weekly demand                             1,150          4.750       06/01/22             1,149
United Nations Development Corp. Revenue Bonds, weekly
   demand                                                            1,000          5.000       07/01/11             1,011
                                                                                                              ------------
                                                                                                                    35,817
                                                                                                              ------------

North Carolina - 2.1%
Mecklenburg County North Carolina General Obligation
   Unlimited                                                         1,000          5.000       02/01/11             1,047
North Carolina Capital Facilities Finance Agency Revenue
   Bonds, weekly demand                                                275          4.250       07/01/42               257
North Carolina Eastern Municipal Power Agency Revenue Bonds            250          5.500       01/01/10               261
North Carolina Medical Care Commission Revenue Bonds, weekly
   demand                                                              750          5.400       10/01/27               774
North Carolina Municipal Power Agency No. 1 Catawba Revenue
   Bonds, semiannual demand (u)                                      1,500          6.000       01/01/12             1,644
North Carolina Municipal Power Agency No. 1 Catawba Revenue
   Bonds                                                               200          5.500       01/01/13               213
State of North Carolina General Obligation Unlimited                 1,000          5.000       03/01/12             1,058
University of North Carolina Revenue Bonds, weekly demand
   (ae)                                                              1,065          5.375       12/01/14             1,133
                                                                                                              ------------
                                                                                                                     6,387
                                                                                                              ------------

North Dakota - 0.2%
Williams County North Dakota Revenue Bonds, weekly demand              750          5.000       11/01/31               762
                                                                                                              ------------

 144  Tax Exempt Bond Fund

RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE           MARKET
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------------------
Ohio - 1.5%
City of Columbus Ohio General Obligation Limited                       585          5.250       01/01/11               616
Jackson Local School District Stark & Summit Counties
   General Obligation Unlimited (u)                                    500    Zero coupon       12/01/07               485
Ohio State Building Authority Revenue Bonds                            575          5.750       04/01/08               588
Ohio State Higher Educational Facility Commission Revenue
   Bonds                                                             1,000          5.000       12/01/09             1,027
State of Ohio General Obligation Unlimited                           1,500          5.000       09/15/14             1,609
University of Cincinnati Revenue Bonds (u)                             300          5.500       06/01/08               307
                                                                                                              ------------
                                                                                                                     4,632
                                                                                                              ------------

Oklahoma - 0.4%
Oklahoma Development Finance Authority Revenue Bonds                   275          5.000       10/01/13               287
Oklahoma Housing Finance Agency Revenue Bonds, weekly demand            60          7.600       09/01/15                61
Tulsa Industrial Authority Revenue Bonds, weekly demand              1,000          5.000       10/01/37             1,028
                                                                                                              ------------
                                                                                                                     1,376
                                                                                                              ------------

Oregon - 1.0%
Clackamas County School Distrist No. 62C Oregon City General
   Obligation Unlimited, weekly demand (ae)                            435          6.000       06/15/11               466
Oregon State Department of Administrative Services Revenue
   Bonds, weekly demand (u)                                            750          5.250       04/01/10               780
Oregon State Department of Transportation Revenue Bonds              1,000          5.000       11/15/13             1,066
State of Oregon General Obligation Limited, weekly demand              745          5.700       10/01/32               753
                                                                                                              ------------
                                                                                                                     3,065
                                                                                                              ------------

Pennsylvania - 3.0%
Allegheny County Port Authority Revenue Bonds, weekly demand
   (u)                                                                 250          5.500       03/01/17               267
Berks County Vocational Technical School Authority Revenue
   Bonds (u)                                                         1,260          5.000       06/01/15             1,358
City of Philadelphia Pennsylvania Revenue Bonds (u)                    500          5.500       07/01/07               504
Commonwealth of Pennsylvania General Obligation Unlimited
   (u)                                                               1,300          5.375       07/01/17             1,456
County of Allegheny Pennsylvania General Obligation
   Unlimited (u)                                                     1,000          5.000       10/01/15             1,080
Cumberland County Municipal Authority Revenue Bonds, weekly
   demand                                                              645          5.000       01/01/36               660
Erie County Industrial Development Authority Revenue Bonds             180          5.300       04/01/12               188
Lancaster Higher Education Authority Revenue Bonds, weekly
   demand                                                            1,705          5.000       04/15/25             1,795
Montgomery County Higher Education & Health Authority
   Revenue Bonds, weekly demand                                      1,000          5.125       06/01/32             1,034
Norwin School District General Obligation Unlimited, weekly
   demand (u)(ae)                                                      250          6.000       04/01/20               265
Sayre Health Care Facilities Authority Revenue Bonds, weekly
   demand                                                              555          5.300       12/01/12               575
                                                                                                              ------------
                                                                                                                     9,182
                                                                                                              ------------

Puerto Rico - 5.5%
Commonwealth of Puerto Rico General Obligation Unlimited,
   weekly demand (u)                                                 1,000          5.250       07/01/27             1,060
Commonwealth of Puerto Rico General Obligation Unlimited,
   weekly demand                                                     1,000          5.250       07/01/32             1,071
Government Development Bank for Puerto Rico Revenue Bonds            3,250          5.000       12/01/09             3,339
Puerto Rico Convention Center Authority Revenue Bonds,
   weekly demand (u)                                                 1,250          5.000       07/01/31             1,331
Puerto Rico Electric Power Authority Revenue Bonds                     500          5.000       07/01/08               507
Puerto Rico Electric Power Authority Revenue Bonds (u)                 500          5.500       07/01/17               564
Puerto Rico Highway & Transportation Authority Revenue Bonds         2,000          5.000       07/01/13             2,106
Puerto Rico Public Buildings Authority Revenue Bonds, annual
   demand (E)                                                        1,500          4.500       07/01/22             1,503

                                                       Tax Exempt Bond Fund  145

RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE           MARKET
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Buildings Authority Revenue Bonds, weekly
   demand                                                            2,000          5.500       07/01/23             2,169
Puerto Rico Public Finance Corp. Revenue Bonds, annual
   demand (E)(u)                                                     3,250          5.750       08/01/27             3,490
                                                                                                              ------------
                                                                                                                    17,140
                                                                                                              ------------

Rhode Island - 0.3%
Rhode Island Economic Development Corp. Revenue Bonds (u)            1,000          5.000       06/15/12             1,058
                                                                                                              ------------

South Carolina - 2.1%
Greenville County School District Revenue Bonds                      1,000          5.000       12/01/11             1,047
Orangeburg Joint Governmental Action Authority Revenue Bonds
   (u)                                                               1,050          5.000       10/01/09             1,083
Richland-Lexington Airport District Revenue Bonds (u)                  500          5.000       01/01/09               511
Richland-Lexington Airport District Revenue Bonds (u)                  440          5.000       01/01/10               454
South Carolina State Public Service Authority Revenue Bonds,
   weekly demand (u)                                                   375          5.500       01/01/11               396
South Carolina Transportation Infrastructure Bank Revenue
   Bonds, weekly demand (u)                                          2,500          5.250       10/01/31             2,634
Spartanburg County South Carolina Revenue Bonds (u)                    500          6.000       04/15/07               502
                                                                                                              ------------
                                                                                                                     6,627
                                                                                                              ------------

South Dakota - 0.5%
South Dakota State Building Authority Revenue Bonds (u)              1,330          5.000       09/01/12             1,407
                                                                                                              ------------

Tennessee - 2.3%
Clarksville Natural Gas Acquisition Corp. Revenue Bonds              1,000          5.000       12/15/14             1,061
Memphis-Shelby County Airport Authority Revenue Bonds                1,430          5.050       09/01/12             1,495
Tennessee Energy Acquisition Corp. Revenue Bonds                     1,000          5.000       02/01/16             1,063
Tennessee Energy Acquisition Corp. Revenue Bonds                     1,000          5.250       09/01/17             1,090
Tennessee Energy Acquisition Corp. Revenue Bonds                     1,500          5.000       02/01/18             1,602
Tennessee Housing Development Agency Revenue Bonds, weekly
   demand                                                              950          5.375       01/01/18               988
                                                                                                              ------------
                                                                                                                     7,299
                                                                                                              ------------

Texas - 11.5%
Alvin Independent School District General Obligation
   Unlimited                                                           515          6.750       08/15/09               551
Alvin Independent School District General Obligation
   Unlimited                                                           545          6.750       08/15/10               597
Boerne Independent School District General Obligation
   Unlimited, weekly demand                                          1,380          5.250       02/01/27             1,465
Boerne Independent School District General Obligation
   Unlimited, weekly demand                                          1,500          5.250       02/01/29             1,591
Brazos River Harbor Navigation District Revenue Bonds,
   annual demand (E)                                                   220          4.750       05/15/33               220
Canadian River Municipal Water Authority Revenue Bonds (u)           1,080          5.000       02/15/11             1,127
Canadian River Municipal Water Authority Revenue Bonds,
   weekly demand (u)                                                   800          5.000       02/15/17               858
Canadian River Municipal Water Authority Revenue Bonds,
   weekly demand (u)                                                   415          5.000       02/15/18               444
City of Dallas Texas Revenue Bonds, weekly demand (u)                1,000          4.875       08/15/23             1,020
City of San Antonio Texas Revenue Bonds                              1,000          5.250       02/01/13             1,072
City of San Antonio Texas Revenue Bonds                              1,000          5.000       02/01/14             1,073
Conroe Independent School District General Obligation
   Unlimited                                                         1,445          5.000       02/15/13             1,532
County of Harris Texas General Obligation Limited                    1,435          5.250       08/15/09             1,485
County of Harris Texas Revenue Bonds, annual demand (E)(u)           1,500          5.000       08/15/21             1,540

 146  Tax Exempt Bond Fund

RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE           MARKET
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------------------
Dallas Independent School District General Obligation
   Unlimited                                                         2,100          5.000       02/15/14             2,239
El Paso County Community College District Revenue Bonds,
   weekly demand (u)                                                 1,030          5.000       04/01/21             1,102
Lower Colorado River Authority Revenue Bonds, weekly demand
   (u)                                                               1,500          5.875       05/15/17             1,578
North Texas Municipal Water District Revenue Bonds (u)               2,000          5.000       09/01/13             2,129
North Texas Tollway Authority Revenue Bonds, annual demand
   (E)(u)(ae)                                                           15          5.000       01/01/18                15
North Texas Tollway Authority Revenue Bonds, annual demand
   (E)(u)                                                              985          5.000       01/01/18             1,002
Port of Corpus Christi Authority of Nueces County Texas
   Revenue Bonds, weekly demand                                        385          5.350       11/01/10               387
Round Rock Independent School District General Obligation
   Unlimited                                                         1,000          6.500       08/01/10             1,087
Round Rock Independent School District General Obligation
   Unlimited, weekly demand (ae)                                       750          6.500       08/01/11               816
Round Rock Independent School District General Obligation
   Unlimited                                                           430          5.375       08/01/12               463
Sabine River Authority Revenue Bonds, weekly demand                  1,500          5.200       05/01/28             1,565
State of Texas General Obligation Unlimited, weekly demand           1,500          5.000       04/01/24             1,596
Texas A & M University Revenue Bonds                                 1,000          5.000       07/01/08             1,018
Texas Municipal Gas Acquisition & Supply Corp. I Revenue
   Bonds                                                             1,000          5.000       12/15/13             1,056
Tyler Independent School District General Obligation
   Unlimited                                                         1,350          5.000       02/15/10             1,393
University of Houston Revenue Bonds, weekly demand (u)(ae)           2,000          5.500       02/15/30             2,097
University of Texas Revenue Bonds, weekly demand                     1,500          5.000       08/15/24             1,597
                                                                                                              ------------
                                                                                                                    35,715
                                                                                                              ------------

Utah - 0.7%
County of Utah Utah Revenue Bonds, annual demand                       200          5.050       11/01/17               210
Intermountain Power Agency Revenue Bonds (u)                         1,400          6.500       07/01/10             1,520
Utah Transit Authority Revenue Bonds, weekly demand (E)(u)             300          3.720       06/15/36               300
                                                                                                              ------------
                                                                                                                     2,030
                                                                                                              ------------

Virgin Islands - 0.9%
Virgin Islands Public Finance Authority Revenue Bonds                  200          5.000       10/01/13               210
Virgin Islands Public Finance Authority Revenue Bonds,
   weekly demand                                                     2,500          5.500       10/01/14             2,579
                                                                                                              ------------
                                                                                                                     2,789
                                                                                                              ------------

Virginia - 0.6%
Suffolk Industrial Development Authority Revenue Bonds,
   weekly demand                                                       625          5.300       09/01/31               634
Virginia Commonwealth Transportation Board Revenue Bonds,
   weekly demand                                                       360          5.375       05/15/12               382
Virginia Housing Development Authority Revenue Bonds, weekly
   demand (u)                                                          400          5.375       07/01/36               415
Virginia Public Building Authority Revenue Bonds                       500          5.750       08/01/07               505
                                                                                                              ------------
                                                                                                                     1,936
                                                                                                              ------------

Washington - 3.1%
Energy Northwest Revenue Bonds                                       1,000          5.000       07/01/11             1,045
King County Public Hospital District No. 2 General
   Obligation Limited, weekly demand (u)                             1,000          5.000       12/01/19             1,063
King County School District No. 405 Bellevue General
   Obligation Unlimited (u)                                          1,000          5.000       12/01/14             1,072
Kitsap County Washington General Obligation Limited, weekly
   demand (u)(ae)                                                      775          5.750       07/01/14               824
Mason County School District No. 309 Shelton General
   Obligation Unlimited (u)                                          1,115          5.000       12/01/18             1,210
State of Washington General Obligation Unlimited, weekly
   demand                                                            1,500          5.000       01/01/20             1,528

                                                       Tax Exempt Bond Fund  147

RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE           MARKET
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------------------
Tobacco Settlement Authority of Washington Revenue Bonds,
   weekly demand                                                       860          6.500       06/01/26               944
Washington Higher Education Facilities Authority Revenue
   Bonds (u)                                                         1,000          5.000       11/01/13             1,048
Washington Public Power Supply System Revenue Bonds                  1,000          7.000       07/01/08             1,044
                                                                                                              ------------
                                                                                                                     9,778
                                                                                                              ------------

Wisconsin - 1.9%
City of Madison Wisconsin Revenue Bonds, annual demand                 280          4.875       10/01/27               289
Oconto Falls Public School District General Obligation
   Unlimited, weekly demand (u)(ae)                                    750          5.750       03/01/13               806
State of Wisconsin Certificate Of Participation (u)                  2,825          5.000       03/01/11             2,950
Wisconsin Housing & Economic Development Authority Revenue
   Bonds, weekly demand                                                 40          6.850       11/01/12                41
Wisconsin State Health & Educational Facilities Authority
   Revenue Bonds (u)                                                 1,425          5.000       12/01/10             1,480
Wisconsin State Health & Educational Facilities Authority
   Revenue Bonds                                                       210          5.250       05/01/12               217
Wisconsin State Health & Educational Facilities Authority
   Revenue Bonds                                                       220          5.250       05/01/13               228
                                                                                                              ------------
                                                                                                                     6,011
                                                                                                              ------------

TOTAL MUNICIPAL BONDS (cost $297,763)                                                                              298,947
                                                                                                              ------------

SHORT-TERM INVESTMENTS - 2.1%
Russell Investment Company Tax Free Money Market Fund            6,642,848                                           6,643
                                                                                                              ------------

TOTAL SHORT-TERM INVESTMENTS (cost $6,643)                                                                           6,643
                                                                                                              ------------

TOTAL INVESTMENTS - 98.3% (identified cost $304,406)                                                               305,590

OTHER ASSETS AND LIABILITIES, NET - 1.7%                                                                             5,162
                                                                                                              ------------

NET ASSETS - 100.0%                                                                                                310,752
                                                                                                              ============

See accompanying notes which are an integral part of the schedules of investments.

 148  Tax Exempt Bond Fund

RUSSELL INVESTMENT FUNDS
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands

----------------------------------------------------------------------------
ECONOMIC SECTOR EMPHASIS AS A % OF VALUE
General Obligation                                                   27%
Other Revenue                                                        14
Utilities Revenue                                                    14
Education Revenue                                                    10
Health Care Revenue                                                  10
Industrial Revenue                                                    9
Cash Equivalents                                                      7
Leasing Revenue                                                       4
Pollution Control Revenue                                             3
Housing Revenue                                                       2
Refunded and Special Obligations                                     --
                                                                    ---
                                                                    100%
                                                                    ===

QUALITY RATINGS AS A % OF VALUE
AAA                                                                  48%
AA                                                                   17
A                                                                    16
BBB                                                                  14
BB                                                                    1
Other                                                                 4
                                                                    ---
                                                                    100%
                                                                    ===

           See accompanying notes which are an integral part of the schedules of investments.

                                                       Tax Exempt Bond Fund  149

RUSSELL INVESTMENT COMPANY
TAX-MANAGED LARGE CAP FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 93.4%
Auto and Transportation - 1.1%
Burlington Northern Santa Fe Corp.                      4,200             337
CSX Corp.                                              32,500           1,196
FedEx Corp.                                               200              22
Harley-Davidson, Inc.                                   3,100             212
Norfolk Southern Corp.                                 29,700           1,475
Toyota Motor Corp. - ADR                                9,970           1,314
US Airways Group, Inc. (AE)                            20,250           1,133
                                                                 ------------
                                                                        5,689
                                                                 ------------

Consumer Discretionary - 14.8%
Abercrombie & Fitch Co. Class A                        10,700             851
Allied Waste Industries, Inc. (AE)(N)                 176,600           2,259
Carnival Corp.                                          5,300             273
CBS Corp. Class B                                      17,050             531
Coach, Inc. (AE)                                       58,250           2,671
eBay, Inc. (AE)                                        26,700             865
Electronic Arts, Inc. (AE)                              3,400             170
EW Scripps Co. Class A                                 11,800             576
Federated Department Stores, Inc.                     107,500           4,460
Focus Media Holding, Ltd. - ADR (AE)                   15,750           1,302
Gannett Co., Inc.                                       6,400             372
Google, Inc. Class A (AE)                              25,080          12,573
Hilton Hotels Corp.                                     6,600             234
Home Depot, Inc.                                       15,000             611
InterActiveCorp (AE)(N)                                25,400             975
International Game Technology                          28,060           1,220
Iron Mountain, Inc. (AE)(N)                            37,050           1,037
JC Penney Co., Inc.                                     7,200             585
Jones Apparel Group, Inc.                              15,900             543
Kohl's Corp. (AE)                                      12,400             879
Las Vegas Sands Corp. (AE)                             21,040           2,190
Lowe's Cos., Inc.                                     154,600           5,212
Mattel, Inc.                                           58,400           1,423
McDonald's Corp.                                       79,800           3,539
News Corp. Class A                                    123,410           2,869
Nike, Inc. Class B                                     12,800           1,265
Omnicom Group, Inc.                                    14,110           1,484
Polo Ralph Lauren Corp. Class A                        10,260             842
RadioShack Corp. (N)                                   64,500           1,425
Staples, Inc.                                          33,700             867
Starbucks Corp. (AE)                                  224,640           7,849
Starwood Hotels & Resorts
   Worldwide, Inc. (o)                                  4,100             257
Target Corp.                                           22,900           1,405
Tim Hortons, Inc. (N)                                   2,573              80
Time Warner, Inc.                                     215,475           4,712
VF Corp.                                               10,800             819
Viacom, Inc. Class A (AE)                              18,450             750
Wal-Mart Stores, Inc.                                  33,700           1,607
Walt Disney Co. (The)                                  85,100           2,993
Yahoo!, Inc. (AE)                                      99,500           2,817

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Yum! Brands, Inc.                                       8,000             480
                                                                 ------------
                                                                       77,872
                                                                 ------------

Consumer Staples - 4.8%
Altria Group, Inc.                                     65,300           5,707
Anheuser-Busch Cos., Inc.                              14,200             724
Coca-Cola Co. (The)                                    52,500           2,514
ConAgra Foods, Inc. (N)                                33,300             856
CVS Corp.                                              35,400           1,191
General Mills, Inc.                                    13,700             784
Kellogg Co.                                             3,400             168
Molson Coors Brewing Co. Class B                        7,900             638
PepsiCo, Inc.                                          50,080           3,267
Procter & Gamble Co.                                  100,825           6,540
Walgreen Co.                                           59,800           2,709
                                                                 ------------
                                                                       25,098
                                                                 ------------

Financial Services - 22.6%
Aflac, Inc.                                             3,800             181
AllianceBernstein Holding, LP (N)                      20,100           1,811
Allstate Corp. (The)                                   53,000           3,188
AMBAC Financial Group, Inc.                            23,800           2,097
American Express Co.                                   40,590           2,363
American International Group, Inc.                     92,600           6,338
Apartment Investment &
   Management Co. Class A (o)                           4,500             282
Assurant, Inc.                                         22,800           1,267
Bank of America Corp.                                  97,979           5,152
Bank of New York Co., Inc. (The) (N)                   48,000           1,920
Capital One Financial Corp.                            75,957           6,107
Charles Schwab Corp. (The)                            131,890           2,495
Chicago Mercantile Exchange Holdings, Inc. Class
   A                                                   11,140           6,275
Cigna Corp.                                             8,900           1,178
CIT Group, Inc.                                        23,500           1,386
Citigroup, Inc. (N)                                   189,600          10,453
City National Corp.                                       500              36
Comerica, Inc. (N)                                      2,500             148
Compass Bancshares, Inc.                                6,000             365
Countrywide Financial Corp.                           139,100           6,048
E*Trade Financial Corp. (AE)                           18,600             453
First Data Corp.                                        2,440              61
Franklin Resources, Inc.                                3,300             393
Genworth Financial, Inc. Class A                       19,700             688
Goldman Sachs Group, Inc.                              40,050           8,497
Hartford Financial Services
   Group, Inc.                                          9,800             930

 150  Tax-Managed Large Cap Fund

RUSSELL INVESTMENT COMPANY
TAX-MANAGED LARGE CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Host Hotels & Resorts, Inc. (o)                        19,332             512
IntercontinentalExchange, Inc. (AE)(N)                 30,200           3,943
Janus Capital Group, Inc.                              79,400           1,626
JPMorgan Chase & Co.                                   37,800           1,925
Lehman Brothers Holdings, Inc.                         39,600           3,257
Lincoln National Corp.                                  6,600             443
Marshall & Ilsley Corp.                                 5,000             235
MBIA, Inc. (N)                                         12,900             927
Merrill Lynch & Co., Inc.                              32,300           3,022
Moody's Corp.                                          47,700           3,413
Morgan Stanley                                         94,700           7,840
Piper Jaffray Cos., Inc. (AE)                             700              48
ProLogis (o)                                            9,900             643
Simon Property Group, Inc. (o)                          1,900             217
St. Paul Travelers Cos., Inc. (The)                     6,700             341
State Street Corp.                                     27,300           1,940
SunTrust Banks, Inc.                                    4,200             349
TCF Financial Corp. (N)                                 5,300             135
TD Ameritrade Holding Corp. (AE)                       11,000             195
Torchmark Corp.                                         7,900             513
UBS AG                                                 15,520             978
US Bancorp                                            165,500           5,892
Wachovia Corp.                                         26,200           1,480
Washington Mutual, Inc. (N)                            70,200           3,130
Wells Fargo & Co.                                     155,000           5,568
Western Union Co. (The)                                 2,440              55
WR Berkley Corp.                                        1,950              65
                                                                 ------------
                                                                      118,804
                                                                 ------------

Health Care - 13.5%
Abbott Laboratories                                    57,000           3,021
Abraxis BioScience, Inc. (AE)(N)                       33,400             873
Aetna, Inc.                                            60,100           2,534
Allergan, Inc.                                         40,220           4,694
Amgen, Inc. (AE)                                       29,700           2,090
Baxter International, Inc.                             18,100             899
Biomet, Inc. (AE)(N)                                    3,100             131
Celgene Corp. (AE)                                     30,220           1,622
Eli Lilly & Co.                                           900              49
Forest Laboratories, Inc. (AE)                         12,100             679
Genentech, Inc. (AE)                                   77,380           6,761
Genzyme Corp. (AE)                                     59,700           3,924
Gilead Sciences, Inc. (AE)                             46,760           3,008
GlaxoSmithKline PLC - ADR                              12,300             666
Intuitive Surgical, Inc. (AE)(N)                       23,970           2,359
Johnson & Johnson                                      21,500           1,436
Merck & Co., Inc.                                      59,400           2,658
Patterson Cos., Inc. (AE)(N)                           29,800           1,121
Pfizer, Inc. (N)                                      258,400           6,780
Schering-Plough Corp.                                  93,100           2,328
Sepracor, Inc. (AE)(N)                                 16,200             924
Shire Pharmaceuticals PLC - ADR                        28,360           1,800
Stryker Corp. (N)                                      32,800           2,032

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Teva Pharmaceutical Industries,
   Ltd. - ADR                                         101,500           3,563
Thermo Fisher Scientific, Inc. (AE)                    17,870             855
Varian Medical Systems, Inc. (AE)                      46,000           2,122
Watson Pharmaceuticals, Inc. (AE)                      30,900             841
WellPoint, Inc. (AE)                                   86,290           6,763
Wyeth                                                  57,600           2,846
Zimmer Holdings, Inc. (AE)                             20,900           1,760
                                                                 ------------
                                                                       71,139
                                                                 ------------

Integrated Oils - 4.2%
BP PLC - ADR                                           19,100           1,213
Chevron Corp.                                          40,287           2,936
ConocoPhillips                                        102,279           6,792
Exxon Mobil Corp.                                      95,946           7,110
Hess Corp.                                             17,300             934
Marathon Oil Corp.                                     18,900           1,707
Occidental Petroleum Corp.                             17,400             807
Royal Dutch Shell PLC - ADR (N)                         7,300             498
                                                                 ------------
                                                                       21,997
                                                                 ------------

Materials and Processing - 1.9%
Air Products & Chemicals, Inc.                         10,400             777
Alcoa, Inc.                                            14,900             481
Archer-Daniels-Midland Co.                             35,800           1,146
Cameco Corp.                                           43,480           1,658
Dow Chemical Co. (The)                                  5,100             212
Eastman Chemical Co.                                    6,900             404
Masco Corp.                                            12,100             387
Monsanto Co.                                           27,650           1,523
Praxair, Inc.                                           9,500             599
Rohm & Haas Co.                                         4,800             250
Temple-Inland, Inc.                                    11,600             579
United States Steel Corp.                              21,500           1,795
                                                                 ------------
                                                                        9,811
                                                                 ------------

Miscellaneous - 4.8%
3M Co.                                                 22,200           1,649
Eaton Corp.                                            14,600           1,144
Fortune Brands, Inc.                                    2,000             167
General Electric Co.                                  357,320          12,881
Honeywell International, Inc.                          14,600             667
ITT Corp.                                              45,400           2,708
Johnson Controls, Inc.                                 16,500           1,526
Textron, Inc.                                          28,570           2,662
Tyco International, Ltd.                               64,100           2,044
                                                                 ------------
                                                                       25,448
                                                                 ------------

                                                 Tax-Managed Large Cap Fund  151

RUSSELL INVESTMENT COMPANY
TAX-MANAGED LARGE CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Other Energy - 3.2%
Anadarko Petroleum Corp.                               18,000             788
Apache Corp.                                           57,900           4,225
Cameron International Corp. (AE)                       26,840           1,409
Devon Energy Corp.                                     11,900             834
Dynegy, Inc. Class A (AE)                               3,332              23
Halliburton Co.                                        22,500             665
Schlumberger, Ltd.                                     67,000           4,254
Spectra Energy Corp.                                    4,600             120
Valero Energy Corp.                                    51,500           2,795
Weatherford International, Ltd. (AE)                    6,900             279
XTO Energy, Inc.                                       32,760           1,653
                                                                 ------------
                                                                       17,045
                                                                 ------------
Producer Durables - 3.6%
American Tower Corp. Class A (AE)                      14,600             581
Applied Materials, Inc.                                99,810           1,770
Boeing Co.                                             27,310           2,446
Caterpillar, Inc.                                       3,600             231
Centex Corp. (N)                                        1,400              75
Crown Castle International Corp. (AE)                  35,810           1,259
Deere & Co.                                            10,320           1,035
Emerson Electric Co.                                   14,600             656
Ingersoll-Rand Co., Ltd. Class A                       20,400             875
KB Home                                                 1,800              98
Lennar Corp. Class A (N)                                1,200              65
Lexmark International, Inc. Class A (AE)(N)            13,800             870
Lockheed Martin Corp.                                   8,600             836
Northrop Grumman Corp.                                 12,000             851
Parker Hannifin Corp.                                   8,000             662
Toll Brothers, Inc. (AE)(N)                             8,500             287
United Technologies Corp.                              93,100           6,333
                                                                 ------------
                                                                       18,930
                                                                 ------------

Technology - 12.7%
Akamai Technologies, Inc. (AE)                         34,720           1,951
Altera Corp. (AE)(N)                                   46,100             924
Analog Devices, Inc.                                    3,000              98
Apple, Inc. (AE)                                       76,420           6,551
Broadcom Corp. Class A (AE)                           152,340           4,863
Cisco Systems, Inc. (AE)                              219,730           5,843
Computer Sciences Corp. (AE)(N)                         9,000             472
Corning, Inc. (AE)                                    147,110           3,066
Dell, Inc. (AE)                                        57,120           1,385
Electronics for Imaging, Inc. (AE)(N)                  15,800             364
EMC Corp. (AE)                                        118,600           1,659
Hewlett-Packard Co.                                   127,300           5,510
Ingram Micro, Inc. Class A (AE)                        68,400           1,334
Intel Corp.                                            23,300             488
International Business Machines Corp.                  81,500           8,081
Intersil Corp. Class A                                  1,700              40
Jabil Circuit, Inc. (N)                                32,600             782

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
JDS Uniphase Corp. (AE)                                22,472             400
Juniper Networks, Inc. (AE)(N)                         15,400             279
Linear Technology Corp. (N)                            24,400             755
Microsoft Corp.                                       203,100           6,268
Motorola, Inc.                                         27,600             548
NCR Corp. (AE)                                         22,300           1,057
Oracle Corp. (AE)                                     119,500           2,051
Qualcomm, Inc.                                        134,500           5,065
Raytheon Co.                                            9,800             509
Salesforce.com, Inc. (AE)(N)                           39,652           1,738
Seagate Technology, Inc. (AE)                          26,700              --
Sun Microsystems, Inc. (AE)                           399,450           2,652
Sybase, Inc. (AE)                                      25,600             663
Texas Instruments, Inc.                                36,450           1,137
Xilinx, Inc.                                           17,500             425
                                                                 ------------
                                                                       66,958
                                                                 ------------

Utilities - 6.2%
Alltel Corp.                                           11,500             705
America Movil SA de CV Series L                        73,200           3,247
American Electric Power Co., Inc.                       2,800             122
AT&T, Inc.                                            147,906           5,566
Comcast Corp. Class A (AE)(N)                          55,000           2,438
Comcast Corp. Class A (AE)                                800              35
Dominion Resources, Inc.                                  300              25
DTE Energy Co.                                          2,200             102
Duke Energy Corp.                                       9,200             181
Edison International                                   26,300           1,183
Embarq Corp.                                           17,052             946
Exelon Corp.                                           26,700           1,602
FirstEnergy Corp.                                         900              53
NII Holdings, Inc. (AE)                                23,000           1,697
Northeast Utilities                                    22,200             614
PG&E Corp. (N)                                         46,600           2,175
Pinnacle West Capital Corp. (N)                        11,300             551
PPL Corp.                                               1,600              57
Sierra Pacific Resources (AE)(N)                       31,900             543
Sprint Nextel Corp. (N)                               318,056           5,671
TXU Corp.                                               4,400             238
Verizon Communications, Inc.                          113,080           4,356
Windstream Corp. (AE)                                  11,890             177
Xcel Energy, Inc. (N)                                  23,300             544
                                                                 ------------
                                                                       32,828
                                                                 ------------

TOTAL COMMON STOCKS
(cost $355,013)                                                       491,619
                                                                 ------------

 152  Tax-Managed Large Cap Fund

RUSSELL INVESTMENT COMPANY
TAX-MANAGED LARGE CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 6.0%
Russell Investment Company
   Money Market Fund                               30,088,000          30,088
United States Treasury Bills (c)(z)(sec.) 4.968%
   due 03/15/07                                         1,500           1,492
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $31,580)                                                         31,580
                                                                 ------------

OTHER SECURITIES - 8.6%
Russell Investment Company
   Money Market Fund (X)                           11,148,031          11,148
State Street Securities
   Lending Quality Trust (X)                       33,989,571          33,990
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $45,138)                                                         45,138
                                                                 ------------

TOTAL INVESTMENTS - 108.0%
(identified cost $431,731)                                            568,337

OTHER ASSETS AND LIABILITIES,
NET - (8.0%)                                                          (42,076)
                                                                 ------------

NET ASSETS - 100.0%                                                   526,261
                                                                 ============

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
S&P 500 E-Mini Index (CME)
   expiration date 03/07 (77)                               5,556                 61

S&P 500 Index (CME)
   expiration date 03/07 (68)                              24,531                283
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        344
                                                                     ===============

           See accompanying notes which are an integral part of the schedules of investments.

                                                 Tax-Managed Large Cap Fund  153

RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 92.2%
Auto and Transportation - 4.8%
AAR Corp. (AE)                                         19,175             571
Airtran Holdings, Inc. (AE)(N)                         48,578             538
Alexander & Baldwin, Inc. (N)                          14,738             729
American Commercial Lines, Inc. (AE)                    6,245             440
AMR Corp. (AE)                                          9,300             345
ArvinMeritor, Inc.                                      9,030             174
Bristow Group, Inc. (AE)                                4,230             158
Con-way, Inc.                                           3,310             165
Fleetwood Enterprises, Inc. (AE)(N)                    45,478             419
Forward Air Corp.                                      25,440             798
General Maritime Corp. (N)                             15,686             572
Genesee & Wyoming, Inc. Class A (AE)                    5,651             159
Gentex Corp.                                           12,260             214
HUB Group, Inc. Class A (AE)                            1,390              42
Keystone Automotive Industries, Inc. (AE)              22,440             804
Landstar System, Inc. (N)                               8,610             364
Modine Manufacturing Co.                                7,520             197
Old Dominion Freight Line, Inc. (AE)                    6,525             181
Overseas Shipholding Group, Inc.                        5,700             354
RailAmerica, Inc. (AE)                                  9,000             146
Skywest, Inc.                                           6,640             180
Strattec Security Corp. (AE)                            2,790             130
Tenneco, Inc. (AE)(N)                                  20,150             468
US Airways Group, Inc. (AE)(N)                          9,140             512
Visteon Corp. (AE)(N)                                  70,597             565
Wabtec Corp.                                           41,477           1,328
Winnebago Industries, Inc.                             24,296             815
                                                                 ------------
                                                                       11,368
                                                                 ------------

Consumer Discretionary - 19.6%
99 Cents Only Stores (AE)(N)                           48,089             714
Aaron Rents, Inc.                                      12,529             370
Activision, Inc. (AE)                                  60,145           1,024
Advisory Board Co. (The) (AE)                           6,307             355
Advo, Inc.                                              5,650             185
Aeropostale, Inc. (AE)                                 10,230             368
AMN Healthcare Services, Inc. (AE)                      8,010             207
AnnTaylor Stores Corp. (AE)                             5,470             189
Applebees International, Inc.                          10,285             260
aQuantive, Inc. (AE)(N)                                72,000           1,930
Arbitron, Inc. (N)                                     19,590             908
Big 5 Sporting Goods Corp.                             10,660             259
Bright Horizons Family Solutions, Inc. (AE)             7,800             306
Callaway Golf Co.                                      10,970             181
Casual Male Retail Group, Inc. (AE)(N)                 52,960             661
CDI Corp.                                               5,480             142
CEC Entertainment, Inc. (AE)                           15,200             643

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Central European Distribution Corp. (AE)               12,472             368
Corinthian Colleges, Inc. (AE)(N)                      50,647             661
Corrections Corp. of America (AE)                       5,442             265
Cost Plus, Inc. (AE)(N)                                73,458             757
CoStar Group, Inc. (AE)                                11,225             533
Cox Radio, Inc. Class A (AE)(N)                        48,036             752
DeVry, Inc. (N)                                        25,533             719
Diamond Management & Technology Consultants,
   Inc. Class A                                        60,132             750
Discovery Holding Co. Class A (AE)                      4,050              67
DreamWorks Animation SKG, Inc. Class A (AE)             6,480             183
Ethan Allen Interiors, Inc.                             4,530             171
Fossil, Inc. (AE)                                      24,186             544
FTI Consulting, Inc. (AE)                              23,724             650
Getty Images, Inc. (AE)                                20,105             990
Global Imaging Systems, Inc. (AE)                      23,900             460
Greenfield Online, Inc. (AE)                           29,790             429
Guess?, Inc. (AE)(N)                                    7,290             526
Harman International Industries, Inc.                   3,200             303
Harte-Hanks, Inc.                                       6,310             171
Haverty Furniture Cos., Inc.                            4,200              64
Hearst-Argyle Television, Inc. Class A                  6,340             166
Iconix Brand Group, Inc. (AE)(N)                       18,320             365
International Speedway Corp. Class A                    3,790             198
inVentiv Health, Inc. (AE)                              5,510             193
Ipass, Inc. (AE)                                       35,482             185
Jackson Hewitt Tax Service, Inc.                        4,460             163
Jarden Corp. (AE)(N)                                   20,248             742
John Wiley & Sons, Inc. Class A                         4,290             159
Jos A Bank Clothiers, Inc. (AE)                         4,348             135
Kellwood Co.                                            6,400             210
Kelly Services, Inc. Class A                            5,540             172
Krispy Kreme Doughnuts, Inc. (AE)                      20,600             254
Lamar Advertising Co. Class A (AE)                      4,000             265
Landry's Restaurants, Inc.                              6,600             198
Lifetime Brands, Inc.                                   9,900             195
Lodgenet Entertainment Corp. (AE)                       2,500              68
Matthews International Corp. Class A                   15,800             641
MAXIMUS, Inc.                                           4,852             146
McClatchy Co. Class A                                   4,270             165
Men's Wearhouse, Inc. (The)                             4,480             192
Monster Worldwide, Inc. (AE)                            7,790             385
MPS Group, Inc. (AE)                                   13,170             197
MSC Industrial Direct Co., Inc. Class A                 8,519             368
Nautilus, Inc. (N)                                     37,012             604
Navigant Consulting, Inc. (AE)                          7,600             158

 154  Tax-Managed Mid & Small Cap Fund

RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Net 1 UEPS Technologies, Inc. (AE)(N)                  20,730             562
NetFlix, Inc. (AE)                                     35,045             799
New York & Co., Inc. (AE)                               9,440             138
Nutri System, Inc. (AE)(N)                              5,150             227
O'Charleys, Inc. (AE)                                  36,553             776
Oxford Industries, Inc.                                10,850             519
Parlux Fragrances, Inc. (AE)                           22,170             129
PEP Boys-Manny Moe & Jack                              10,820             166
PF Chang's China Bistro, Inc. (AE)                     46,615           1,846
Polo Ralph Lauren Corp. Class A                         6,110             501
RadioShack Corp.                                       10,590             234
Rare Hospitality International, Inc. (AE)               4,800             151
RC2 Corp. (AE)                                         14,700             581
Red Robin Gourmet Burgers, Inc. (AE)                    4,800             172
Rent-A-Center, Inc. Class A (AE)                        9,327             275
School Specialty, Inc. (AE)(N)                         19,794             771
Scientific Games Corp. (AE)(N)                         37,920           1,177
Service Corp. International                            22,520             240
ServiceMaster Co. (The)                                17,210             225
Shuffle Master, Inc. (AE)                              59,038           1,571
Sonic Automotive, Inc. Class A                          6,300             197
Station Casinos, Inc.                                   4,910             408
Stein Mart, Inc.                                       50,525             683
Strayer Education, Inc.                                19,111           2,174
Sturm Ruger & Co., Inc. (AE)(N)                        62,523             651
Tetra Tech, Inc. (AE)                                   8,797             158
Toro Co.                                                4,510             231
Tractor Supply Co. (AE)                                 7,657             385
Under Armour, Inc. Class A (AE)(N)                     10,750             546
United Online, Inc.                                    11,006             155
Urban Outfitters, Inc. (AE)                            15,015             366
USANA Health Sciences, Inc. (AE)                        3,056             162
Valueclick, Inc. (AE)                                  77,718           1,983
VistaPrint, Ltd. (AE)(N)                               15,990             689
Watson Wyatt Worldwide, Inc. Class A                    5,111             226
WESCO International, Inc. (AE)                         15,010             911
WMS Industries, Inc. (AE)                              17,060             677
                                                                 ------------
                                                                       46,251
                                                                 ------------

Consumer Staples - 2.2%
Coca-Cola Bottling Co. Consolidated                     1,870             117
Cott Corp. (AE)(N)                                     42,739             606
Del Monte Foods Co.                                    12,160             139
Hain Celestial Group, Inc. (AE)                         7,154             210
Hansen Natural Corp. (AE)(N)                            8,310             317
Lance, Inc. (N)                                        27,309             581
Loews Corp. - Carolina Group                            1,700             117
Longs Drug Stores Corp.                                 3,870             166
Medifast, Inc. (AE)                                    13,810             129
Performance Food Group Co. (AE)                         7,464             221
Ralcorp Holdings, Inc. (AE)                             4,120             228
Rite Aid Corp. (AE)                                    39,770             245

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ruddick Corp.                                           7,380             205
Sensient Technologies Corp.                            23,875             589
SunOpta, Inc. (AE)                                    100,055           1,087
Tootsie Roll Industries, Inc.                           5,639             179
Weis Markets, Inc.                                      3,320             144
                                                                 ------------
                                                                        5,280
                                                                 ------------

Financial Services - 18.2%
21st Century Insurance Group                           21,315             453
Advanta Corp. Class B                                  19,775             918
Affiliated Managers Group, Inc. (AE)(N)                 4,210             469
Alabama National Bancorporation                         6,100             429
Alexander's, Inc. (AE)(o)                                 490             212
Alfa Corp.                                              7,470             141
American Campus Communities, Inc. (o)                  16,375             522
Argonaut Group, Inc. (AE)                              14,925             501
Bank of the Ozarks, Inc.                                7,890             239
BankAtlantic Bancorp, Inc. Class A                     10,920             145
BioMed Realty Trust, Inc. (o)                          11,275             336
BlackRock, Inc. Class A                                 1,400             235
Capital Southwest Corp.                                 1,110             147
Capital Trust, Inc. Class A (o)                         3,115             155
Cedar Shopping Centers, Inc. (o)(N)                    55,697             933
Central Pacific Financial Corp.                         9,475             370
Checkfree Corp. (AE)                                   18,560             769
Chemical Financial Corp.                                4,920             147
CIT Group, Inc.                                         6,400             377
Citizens Banking Corp.                                  6,840             168
Crescent Real Estate Equities Co. (o)                   8,463             170
Cullen/Frost Bankers, Inc.                              8,625             462
Deerfield Triarc Capital Corp. (o)                      9,980             167
Delphi Financial Group Class A                          7,645             302
Digital Insight Corp. (AE)                              6,440             250
Dun & Bradstreet Corp. (AE)                             2,200             187
Euronet Worldwide, Inc. (AE)                           64,135           1,851
Federal Realty Investors Trust (o)                      3,380             316
FelCor Lodging Trust, Inc. (o)                          7,505             166
Fidelity National Financial, Inc. Class A               8,746             208
Fidelity National Information Services, Inc.            3,844             163
First Citizens BancShares, Inc. Class A                   810             166
First Commonwealth Financial Corp.                     11,810             155
First Financial Corp.                                   5,250             173
First Industrial Realty Trust, Inc. (o)(N)             14,137             668

                                           Tax-Managed Mid & Small Cap Fund  155

RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
First Marblehead Corp. (The) (N)                       12,300             669
First Midwest Bancorp, Inc.                            13,603             511
First Potomac Realty Trust (o)                         12,525             376
FNB Corp.                                               8,820             155
Fremont General Corp. (N)                              37,502             510
Fulton Financial Corp.                                 12,030             192
GATX Corp. (N)                                         29,505           1,345
General Growth Properties, Inc. (o)                    10,200             628
GFI Group, Inc. (AE)                                      360              23
Glacier Bancorp, Inc.                                   9,222             216
Glimcher Realty Trust (o)                               5,710             161
Global Payments, Inc.                                   3,450             130
Greenhill & Co., Inc. (N)                               5,740             430
Hanover Insurance Group, Inc. (The)                    12,906             620
Health Care Property Investors, Inc. (o)                  380              16
Health Care REIT, Inc. (o)                              4,510             211
Healthcare Realty Trust, Inc. (o)                       5,100             216
Hersha Hospitality Trust (o)                           59,850             670
Highland Hospitality Corp. (o)                         57,970             921
Home Properties, Inc. (o)                               9,480             609
Hub International, Ltd.                                15,975             523
IMPAC Mortgage Holdings, Inc. (o)                      16,730             144
IndyMac Bancorp, Inc.                                   4,530             176
Integra Bank Corp.                                      6,830             169
IntercontinentalExchange, Inc. (AE)                     5,090             664
International Securities Exchange Holdings, Inc.
   Class A                                              3,330             138
Investment Technology Group, Inc. (AE)                 18,161             792
Investors Financial Services Corp.                      5,450             255
Investors Real Estate Trust (o)                        13,880             144
Kronos, Inc. (AE)(N)                                   37,489           1,425
LandAmerica Financial Group, Inc. Class A               2,542             160
Leucadia National Corp.                                10,410             285
Mercury General Corp.                                   2,950             154
Mid-America Apartment Communities, Inc. (o)            14,932             898
Nasdaq Stock Market, Inc. (The) (AE)(N)                14,420             491
National Penn Bancshares, Inc.                          7,784             146
Nationwide Health Properties, Inc. (o)                  7,670             256
Nelnet, Inc. Class A (AE)                              13,600             376
Nuveen Investments, Inc. Class A                        4,430             219
Old Republic International Corp.                       15,337             342
Omega Financial Corp.                                   6,820             226
Phoenix Cos., Inc. (The)                               10,690             161
Placer Sierra Bancshares                                6,850             188
PMI Group, Inc. (The)                                   4,810             230
Popular, Inc.                                          13,900             254
Post Properties, Inc. (o)                               8,555             415
Provident Bankshares Corp.                              4,746             168
Radian Group, Inc.                                      3,442             207

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Raymond James Financial, Inc.                           7,908             252
Reinsurance Group of America, Inc.                      3,610             210
RLI Corp.                                               9,300             515
Selective Insurance Group, Inc.                         3,020             155
Signature Bank (AE)                                    20,750             687
Sky Financial Group, Inc.                              12,060             342
South Financial Group, Inc. (The)                       6,740             174
Sovereign Bancorp, Inc.                                11,963             295
State Auto Financial Corp.                              4,260             137
Sterling Financial Corp.                               17,615             584
Sun Communities, Inc. (o)                              14,455             457
TD Ameritrade Holding Corp. (AE)                       13,900             246
TD Banknorth, Inc.                                      4,931             159
Texas Capital Bancshares, Inc. (AE)                    72,230           1,406
Triad Guaranty, Inc. (AE)                               6,675             344
UnionBanCal Corp.                                       3,300             213
United Bankshares, Inc.                                13,300             486
United Fire & Casualty Co.                             18,825             637
Valley National Bancorp                                10,451             268
Vornado Realty Trust (o)                                5,230             640
W Holding Co., Inc.                                    10,500              55
Waddell & Reed Financial, Inc. Class A                 28,725             737
Washington Real Estate Investment Trust (o)             7,320             313
Westamerica Bancorporation (N)                         11,237             560
Wintrust Financial Corp.                               35,498           1,625
WR Berkley Corp.                                        2,719              90
                                                                 ------------
                                                                       42,872
                                                                 ------------

Health Care - 11.4%
Abraxis BioScience, Inc. (AE)                           6,350             166
Affymetrix, Inc. (AE)                                  25,442             635
Align Technology, Inc. (AE)                            23,170             383
Amedisys, Inc. (AE)                                     4,667             151
Anadys Pharmaceuticals, Inc. (AE)                      28,270             137
Arrow International, Inc.                               5,150             173
Celgene Corp. (AE)                                     11,230             603
Charles River Laboratories International, Inc.
   (AE)                                                 4,618             208
Chattem, Inc. (AE)(N)                                  15,870             912
Cooper Cos., Inc. (The)                                 4,379             209
Covance, Inc. (AE)                                      7,400             456
Coventry Health Care, Inc. (AE)                         8,550             441
Cytyc Corp. (AE)                                       13,141             380
Datascope Corp.                                         4,090             151
Diversa Corp. (AE)(N)                                  38,216             390
Durect Corp. (AE)                                      69,949             309

 156  Tax-Managed Mid & Small Cap Fund

RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Emdeon Corp. (AE)                                      17,940             256
Endo Pharmaceuticals Holdings, Inc. (AE)               15,310             470
Enzon Pharmaceuticals, Inc. (AE)                       15,400             137
Gentiva Health Services, Inc. (AE)(N)                  68,844           1,363
Haemonetics Corp. (AE)(N)                              14,586             704
Henry Schein, Inc. (AE)(N)                             27,346           1,388
Idexx Laboratories, Inc. (AE)                          14,778           1,268
ImClone Systems, Inc. (AE)                              5,990             177
Intuitive Surgical, Inc. (AE)(N)                        3,350             330
Invitrogen Corp. (AE)                                  23,451           1,436
KV Pharmaceutical Co. (AE)(N)                          33,808             853
Kyphon, Inc. (AE)                                       8,130             380
LifePoint Hospitals, Inc. (AE)(N)                      11,174             380
Ligand Pharmaceuticals, Inc. Class B (AE)              13,900             181
Lincare Holdings, Inc. (AE)                             4,340             171
Matria Healthcare, Inc. (AE)(N)                        29,731             822
Medicis Pharmaceutical Corp. Class A (N)               13,960             530
Millennium Pharmaceuticals, Inc. (AE)                   9,600             107
Northfield Laboratories, Inc. (AE)                     32,290             128
NuVasive, Inc. (AE)                                     9,090             220
Omnicare, Inc.                                          3,000             121
Omnicell, Inc. (AE)                                     5,210             108
OSI Pharmaceuticals, Inc. (AE)                          3,244             110
Par Pharmaceutical Cos., Inc. (AE)(N)                  35,815             945
Pharmaceutical Product Development, Inc. (N)           19,830             684
PolyMedica Corp. (N)                                   21,885             876
PSS World Medical, Inc. (AE)(N)                        20,897             418
Psychiatric Solutions, Inc. (AE)                       16,050             625
Quality Systems, Inc.                                  12,140             515
Renovis, Inc. (AE)                                     39,050             135
Respironics, Inc. (AE)                                  4,650             198
Stericycle, Inc. (AE)                                  12,078             930
Sunrise Senior Living, Inc. (AE)(N)                    19,839             709
SurModics, Inc. (AE)                                    3,873             139
Symmetry Medical, Inc. (AE)                            26,300             362
Techne Corp. (AE)                                       3,040             176
Tenet Healthcare Corp. (AE)                            28,190             199
US Physical Therapy, Inc. (AE)                         30,209             426
Varian Medical Systems, Inc. (AE)                       3,900             180
Vertex Pharmaceuticals, Inc. (AE)(N)                    9,240             327
WebMD Health Corp. Class A (AE)                         2,800             138
WellCare Health Plans, Inc. (AE)                        4,120             319
West Pharmaceutical Services, Inc. (N)                 13,860             673
Zoll Medical Corp. (AE)                                 5,380             337
                                                                 ------------
                                                                       26,655
                                                                 ------------

Materials and Processing - 6.8%
Acuity Brands, Inc. (N)                                13,885             806
Allegheny Technologies, Inc.                            9,180             950

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Apogee Enterprises, Inc.                               50,100             953
Arch Chemicals, Inc.                                    5,330             180
Armor Holdings, Inc. (AE)                               6,890             417
Beacon Roofing Supply, Inc. (AE)                        7,740             161
Brush Engineered Materials, Inc. (AE)(N)               20,231             669
Buckeye Technologies, Inc. (AE)                        12,300             147
Building Materials Holding Corp.                        6,370             152
Commercial Metals Co. (N)                              23,364             633
Compx International, Inc.                               7,190             113
Crown Holdings, Inc. (AE)                              18,150             401
Cytec Industries, Inc.                                  6,450             376
EnerSys (AE)                                            8,900             145
FMC Corp.                                               3,780             294
GrafTech International, Ltd. (AE)                      26,820             218
Graphic Packaging Corp. (AE)                           31,060             150
Griffon Corp. (AE)                                     27,575             710
Hercules, Inc. (AE)                                    30,775             604
Huntsman Corp. (AE)                                     9,340             195
Interface, Inc. Class A (AE)                            9,570             146
Interline Brands, Inc. (AE)                             6,550             149
Jacobs Engineering Group, Inc. (AE)                    13,317           1,206
Lennox International, Inc.                              5,780             175
LSI Industries, Inc.                                    9,615             184
Martin Marietta Materials, Inc. (N)                     3,750             433
Metal Management, Inc.                                    130               5
Minerals Technologies, Inc.                             2,710             157
Modtech Holdings, Inc. (AE)(N)                         54,416             254
PAN American Silver Corp. (AE)(N)                      14,080             400
Precision Castparts Corp.                               5,000             444
Rogers Corp. (AE)                                       3,780             195
Royal Gold, Inc.                                        4,580             148
RPM International, Inc.                                10,031             233
Sonoco Products Co.                                     6,860             264
Southern Copper Corp.                                   8,000             500
Spartech Corp. (N)                                     36,331           1,018
St. Joe Co. (The)                                       4,080             236
Standard Register Co. (The)                            20,000             253
Texas Industries, Inc.                                  7,000             514
Universal Forest Products, Inc.                         3,500             171
USG Corp. (AE)                                          5,802             311
Washington Group International, Inc. (AE)               2,906             166
Wausau Paper Corp.                                     11,530             164
                                                                 ------------
                                                                       16,000
                                                                 ------------

                                           Tax-Managed Mid & Small Cap Fund  157

RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Miscellaneous - 0.5%
Carlisle Cos., Inc.                                     2,811             229
Foster Wheeler, Ltd. (AE)                               9,985             534
Lancaster Colony Corp.                                  4,950             216
Walter Industries, Inc.                                 7,763             219
                                                                 ------------
                                                                        1,198
                                                                 ------------

Other Energy - 5.4%
Arch Coal, Inc.                                         7,800             232
Basic Energy Services, Inc. (AE)                       18,000             427
Cameron International Corp. (AE)                       17,377             912
Encore Acquisition Co. (AE)(N)                         25,202             654
Forest Oil Corp. (AE)(N)                               16,320             521
Global Industries, Ltd. (AE)                           36,291             489
Grant Prideco, Inc. (AE)                                3,900             153
Grey Wolf, Inc. (AE)                                   24,910             170
Hanover Compressor Co. (AE)(N)                         40,148             777
Helix Energy Solutions Group, Inc. (AE)                28,200             907
Hornbeck Offshore Services, Inc. (AE)                   5,640             155
Houston Exploration Co. (AE)                            5,230             274
Lufkin Industries, Inc.                                 2,630             157
Matrix Service Co. (AE)                                42,693             786
Oil States International, Inc. (AE)                     4,340             125
Parallel Petroleum Corp. (AE)(N)                       16,960             334
Parker Drilling Co. (AE)                               19,020             176
Peabody Energy Corp.                                   13,600             555
Plains Exploration & Production Co. (AE)                9,447             456
Range Resources Corp. (N)                              19,375             595
Southwestern Energy Co. (AE)                           16,670             641
Superior Energy Services, Inc. (AE)                    18,100             549
Tesoro Corp.                                            9,620             793
Todco Class A (AE)                                     14,125             489
W-H Energy Services, Inc. (AE)                          9,800             445
Whiting Petroleum Corp. (AE)(N)                        14,007             638
XTO Energy, Inc.                                        7,253             366
                                                                 ------------
                                                                       12,776
                                                                 ------------

Producer Durables - 8.0%
ACCO Brands Corp. (AE)                                 32,625             787
Applied Industrial Technologies, Inc.                   8,560             210
ASV, Inc. (AE)                                         25,100             425
BE Aerospace, Inc. (AE)(N)                             25,754             767
C&D Technologies, Inc. (N)                            107,017             578
Champion Enterprises, Inc. (AE)(N)                     71,703             589
Crane Co.                                               4,575             178
Crown Castle International Corp. (AE)                  15,050             529
Cymer, Inc. (AE)(N)                                    12,400             524
Dionex Corp. (AE)                                       5,700             339
Donaldson Co., Inc.                                    19,084             672
EnPro Industries, Inc. (AE)                            17,650             583
Entegris, Inc. (AE)                                    14,830             159

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Esterline Technologies Corp. (AE)(N)                   15,054             602
Federal Signal Corp. (N)                               44,610             733
General Cable Corp. (AE)(N)                            33,975           1,465
IDEX Corp.                                             10,728             557
Kadant, Inc. (AE)                                      15,175             415
Kennametal, Inc.                                       19,535           1,207
Knoll, Inc.                                            40,675             894
Lam Research Corp. (AE)                                 3,700             170
Lennar Corp. Class A                                    6,700             364
Littelfuse, Inc. (AE)                                   5,230             164
Mastec, Inc. (AE)                                      40,024             450
MDC Holdings, Inc.                                      4,507             263
Middleby Corp. (AE)                                     1,370             153
Mueller Water Products, Inc. Class A                   12,827             174
Orbital Sciences Corp. (AE)                            11,551             197
Pentair, Inc.                                           7,380             230
Polycom, Inc. (AE)(N)                                  15,190             511
Power-One, Inc. (AE)                                   22,100             163
Robbins & Myers, Inc. (N)                              24,518           1,066
Roper Industries, Inc. (N)                              6,900             358
SBA Communications Corp. Class A (AE)(N)               16,800             499
TAL International Group, Inc.                          20,050             529
Terex Corp. (AE)                                       13,280             756
Varian Semiconductor Equipment Associates, Inc.
   (AE)(N)                                             10,272             423
WCI Communities, Inc. (AE)                              6,673             144
                                                                 ------------
                                                                       18,827
                                                                 ------------

Technology - 11.1%
3Com Corp. (AE)                                        40,250             157
Actel Corp. (AE)                                        8,300             148
Agere Systems, Inc. Class A (AE)                       15,016             302
Akamai Technologies, Inc. (AE)(N)                      17,370             976
Altiris, Inc. (AE)                                     12,160             398
American Science & Engineering, Inc. (AE)(N)           12,104             662
AMIS Holdings, Inc. (AE)                               13,150             136
Anixter International, Inc. (AE)                       18,430           1,019
Ansys, Inc. (AE)                                        8,760             437
Avnet, Inc. (AE)                                        7,710             239
BEA Systems, Inc. (AE)                                 18,550             229
Benchmark Electronics, Inc. (AE)                       27,562             624
Black Box Corp.                                         3,611             148
BMC Software, Inc. (AE)                                   170               6
CACI International, Inc. Class A (AE)(N)               11,987             564
Cbeyond, Inc. (AE)                                      2,070              62

 158  Tax-Managed Mid & Small Cap Fund

RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Cognizant Technology Solutions Corp. Class A
   (AE)                                                 3,000             256
CSG Systems International, Inc. (AE)                    6,273             157
DRS Technologies, Inc. (N)                             12,236             678
Electronics for Imaging, Inc. (AE)                     37,550             866
Emulex Corp. (AE)                                      53,283             946
Excel Technology, Inc. (AE)                             2,540              70
F5 Networks, Inc. (AE)(N)                               6,740             482
Fairchild Semiconductor International, Inc.
   Class A (AE)                                        24,800             442
Formfactor, Inc. (AE)                                   4,524             184
GTSI Corp. (AE)(N)                                      5,171              48
Harris Corp.                                            3,880             197
Hutchinson Technology, Inc. (AE)                       17,425             387
Informatica Corp. (AE)                                144,939           1,820
Integrated Device Technology, Inc. (AE)(N)             22,660             343
Intersil Corp. Class A                                  5,200             123
JDS Uniphase Corp. (AE)(N)                             22,845             406
Kemet Corp. (AE)                                       20,130             152
Lattice Semiconductor Corp. (AE)                       23,670             139
Macrovision Corp. (AE)                                 76,055           1,881
Mantech International Corp. Class A (AE)(N)            23,845             814
McAfee, Inc. (AE)                                       3,400              99
Microchip Technology, Inc.                             13,250             461
MicroStrategy, Inc. Class A (AE)                        1,320             160
NAVTEQ Corp. (AE)                                      18,175             645
ON Semiconductor Corp. (AE)                            23,600             197
Parametric Technology Corp. (AE)                       43,460             861
Perot Systems Corp. Class A (AE)                       47,375             774
Progress Software Corp. (AE)                           32,575             925
Riverbed Technology, Inc. (AE)(N)                      16,700             511
Salesforce.com, Inc. (AE)(N)                            8,270             362
SanDisk Corp. (AE)                                      3,510             141
Sirf Technology Holdings, Inc. (AE)                    14,680             431
Skyworks Solutions, Inc. (AE)                          43,350             285
Sonus Networks, Inc. (AE)(N)                           55,950             405
SRA International, Inc. Class A (AE)                    5,390             136
Sycamore Networks, Inc. (AE)                           39,040             146
Syntel, Inc.                                            6,241             205
Utstarcom, Inc. (AE)                                   18,070             160
Varian, Inc. (AE)(N)                                   26,278           1,406
Vignette Corp. (AE)                                     8,677             155
Zebra Technologies Corp. Class A (AE)                  37,866           1,313
                                                                 ------------
                                                                       26,276
                                                                 ------------

Utilities - 4.2%
Alaska Communications Systems Group, Inc. (N)          95,042           1,536
Black Hills Corp.                                      10,150             376
Cablevision Systems Corp. Class A                       4,300             130
Cascade Natural Gas Corp.                               5,700             148

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Central Vermont Public Service Corp.                    6,600             165
Cleco Corp.                                            17,413             445
El Paso Electric Co. (AE)                              28,555             694
Empire District Electric Co. (The)                      7,200             171
Great Plains Energy, Inc.                               6,400             201
Level 3 Communications, Inc. (AE)                      84,925             527
NeuStar, Inc. Class A (AE)                             63,718           1,968
New Jersey Resources Corp.                              4,830             225
NII Holdings, Inc. (AE)                                 4,700             347
Northwest Natural Gas Co.                               3,850             157
NSTAR                                                   7,386             247
Otter Tail Corp.                                        5,140             166
PNM Resources, Inc.                                    17,350             529
Puget Energy, Inc.                                      7,890             194
Questar Corp.                                           2,710             220
SCANA Corp.                                             8,870             361
Southwest Gas Corp.                                     7,865             309
Telephone & Data Systems, Inc.                          4,490             252
Wisconsin Energy Corp.                                 11,150             519
                                                                 ------------
                                                                        9,887
                                                                 ------------

TOTAL COMMON STOCKS
(cost $169,599)                                                       217,390
                                                                 ------------

SHORT-TERM INVESTMENTS - 7.6%
Russell Investment Company
   Money Market Fund                               16,808,000          16,808
United States Treasury Bills (c)(z)(sec.)
   4.968% due 03/15/07                                  1,000             994
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $17,802)                                                         17,802
                                                                 ------------

                                           Tax-Managed Mid & Small Cap Fund  159

RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
OTHER SECURITIES - 43.0%
Russell Investment Company
   Money Market Fund (X)                           25,037,335          25,037
State Street Securities Lending
   Quality Trust (X)                               76,337,095          76,337
                                                                 ------------

OTHER SECURITIES
(cost $101,374)                                                       101,374
                                                                 ------------

TOTAL INVESTMENTS - 142.8%
(identified cost $288,775)                                            336,566

OTHER ASSETS AND LIABILITIES,
NET - (42.8%)                                                        (100,838)
                                                                 ------------

NET ASSETS - 100.0%                                                   235,728
                                                                 ============

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 2000 Mini Index (CME)
   expiration date 03/07 (197)                             15,847                190

S&P 500 Index (CME)
   expiration date 03/07 (6)                                2,165                 25
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        215
                                                                     ===============

See accompanying notes which are an integral part of the schedules of investments.

 160  Tax-Managed Mid & Small Cap Fund

RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 95.8%
Auto and Transportation - 4.1%
Arctic Cat, Inc. (N)                                    4,800              89
CH Robinson Worldwide, Inc. (N)                        12,120             643
Expeditors International Washington, Inc.              32,000           1,366
FedEx Corp. (N)                                        12,350           1,363
Fuel Systems Solutions, Inc. (AE)(N)                    7,100             158
Grupo Aeroportuario del Centro Norte Sab de CV -
   ADR (AE)                                             3,600              87
Grupo Aeroportuario del Sureste SAB de CV - ADR         2,000              87
Keystone Automotive Industries, Inc. (AE)               2,900             104
Union Pacific Corp.                                     3,600             364
United Parcel Service, Inc. Class B                    40,900           2,956
US Airways Group, Inc. (AE)(N)                          6,164             345
                                                                 ------------
                                                                        7,562
                                                                 ------------

Consumer Discretionary - 20.7%
Activision, Inc. (AE)(N)                                7,300             124
Advance Auto Parts, Inc.                                6,200             235
AFC Enterprises (AE)(N)                                 5,100              85
AMN Healthcare Services, Inc. (AE)(N)                   6,300             163
Bare Escentuals, Inc. (AE)(N)                           1,700              62
Bright Horizons Family Solutions, Inc. (AE)(N)          2,000              78
Buca, Inc. (AE)(N)                                     19,900             113
Buffalo Wild Wings, Inc. (AE)(N)                        2,700             137
Casual Male Retail Group, Inc. (AE)                    12,000             150
Coach, Inc. (AE)                                       18,450             846
Costco Wholesale Corp.                                 12,100             680
Crown Media Holdings, Inc. Class A (AE)(N)             12,100              49
Deckers Outdoor Corp. (AE)(N)                           3,400             198
dELIA*s, Inc. (AE)(N)                                  10,100             104
Design Within Reach, Inc. (AE)(N)                      14,900              81
DeVry, Inc. (N)                                         5,000             141
Diamond Management & Technology Consultants,
   Inc. Class A (N)                                    10,800             135
Dolby Laboratories, Inc. Class A (AE)                   3,500             117
Dollar General Corp. (N)                               13,000             220
eBay, Inc. (AE)                                       106,200           3,440
Electronic Arts, Inc. (AE)                             53,070           2,653
Ezcorp, Inc. Class A (AE)(N)                            9,000             151
Gap, Inc. (The) (N)                                    16,000             307
Google, Inc. Class A (AE)                              11,589           5,810
Gray Television, Inc. (N)                              12,400             111
Great Wolf Resorts, Inc. (AE)(N)                       12,000             169
Houston Wire & Cable Co. (AE)(N)                        7,700             182
Iconix Brand Group, Inc. (AE)(N)                        6,082             121
International Game Technology                          60,380           2,624
ITT Educational Services, Inc. (AE)(N)                  1,900             147

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Las Vegas Sands Corp. (AE)                             10,540           1,097
Leapfrog Enterprises, Inc. Class A (AE)(N)             22,200             238
LIFE TIME FITNESS, INC. (AE)(N)                         1,800              98
Local.com Corp. (AE)(N)                                 9,800              40
Lowe's Cos., Inc.                                      44,300           1,493
MGM Mirage (AE)                                        25,400           1,777
Multimedia Games, Inc. (AE)(N)                         11,100             115
New Frontier Media, Inc.                               10,600              97
News Corp. Class A                                     61,580           1,432
On Assignment, Inc. (AE)(N)                             5,400              70
Parlux Fragrances, Inc. (AE)(N)                        19,300             112
Revlon, Inc. Class A (AE)(N)                           75,500              97
Sears Holdings Corp. (AE)(N)                            1,900             336
Sharper Image Corp. (AE)(N)                             7,600              74
Staples, Inc.                                         156,400           4,023
Starbucks Corp. (AE)                                   59,716           2,086
Starwood Hotels & Resorts Worldwide, Inc. (o)          10,980             687
Take-Two Interactive Software, Inc. (AE)(N)             3,600              63
Target Corp.                                            2,768             170
TeleTech Holdings, Inc. (AE)(N)                         3,400              92
Time Warner, Inc.                                      19,800             433
Topps Co., Inc. (The) (N)                              14,900             147
Urban Outfitters, Inc. (AE)(N)                         28,600             698
Valuevision Media, Inc. Class A (AE)(N)                 9,700             119
Viacom, Inc. Class A (AE)                               8,700             354
Wal-Mart Stores, Inc.                                  42,800           2,041
WebSideStory, Inc. (AE)(N)                             10,800             155
Weight Watchers International, Inc.                    21,060           1,138
WMS Industries, Inc. (AE)(N)                            1,700              67
                                                                 ------------
                                                                       38,782
                                                                 ------------

Consumer Staples - 9.8%
Altria Group, Inc.                                      9,760             853
Boston Beer Co., Inc. Class A (AE)(N)                   2,600              91
Coca-Cola Co. (The)                                    26,815           1,284
Colgate-Palmolive Co.                                  18,900           1,291
PepsiCo, Inc.                                          74,821           4,881
Procter & Gamble Co.                                   80,060           5,193
Sysco Corp.                                            33,300           1,151
Walgreen Co.                                           49,000           2,220
Whole Foods Market, Inc.                               14,900             644

                                                         Select Growth Fund  161

RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Wild Oats Markets, Inc. (AE)(N)                        10,200             148
WM Wrigley Jr Co. (N)                                  11,110             572
                                                                 ------------
                                                                       18,328
                                                                 ------------

Financial Services - 11.3%
Advent Software, Inc. (AE)(N)                           7,000             250
American Express Co.                                   12,200             710
American International Group, Inc.                     18,048           1,235
Automatic Data Processing, Inc.                        36,600           1,747
Charles Schwab Corp. (The)                             48,860             924
Chicago Mercantile Exchange Holdings, Inc. Class
   A                                                    5,480           3,087
First Cash Financial Services, Inc. (AE)(N)             2,700              63
GFI Group, Inc. (AE)(N)                                 1,000              64
Goldman Sachs Group, Inc.                               6,810           1,445
HealthExtras, Inc. (AE)(N)                              4,400             113
Hypercom Corp. (AE)(N)                                 16,700             101
IntercontinentalExchange, Inc. (AE)(N)                 17,000           2,219
Merrill Lynch & Co., Inc.                               4,500             421
MGIC Investment Corp. (N)                               3,200             198
Moody's Corp.                                          22,000           1,574
Morgan Stanley                                          4,600             381
Paychex, Inc. (N)                                      48,600           1,945
Pico Holdings, Inc. (AE)(N)                             3,800             163
PMI Group, Inc. (The) (N)                               4,900             234
State Street Corp.                                     30,160           2,143
UBS AG                                                 13,120             827
Western Union Co. (The)                                59,200           1,323
                                                                 ------------
                                                                       21,167
                                                                 ------------

Health Care - 17.5%
Abbott Laboratories                                     5,600             297
Albany Molecular Research, Inc. (AE)(N)                 7,900              80
Allergan, Inc.                                         29,390           3,430
Amedisys, Inc. (AE)(N)                                  2,666              86
American Medical Systems Holdings, Inc. (AE)(N)         4,300              86
Amgen, Inc. (AE)                                       23,446           1,650
Applera Corp. - Celera Group (AE)                       8,700             138
Baxter International, Inc.                             41,210           2,046
Biogen Idec, Inc. (AE)                                  8,100             392
Boston Scientific Corp. (AE)(N)                         9,443             174
Bruker BioSciences Corp. (AE)                          20,400             152
Celgene Corp. (AE)(N)                                  27,283           1,465
Cerner Corp. (AE)(N)                                    2,500             112
Charles River Laboratories International, Inc.
   (AE)                                                 2,500             112
Cholestech Corp. (AE)(N)                                5,400              91
Covance, Inc. (AE)                                      1,400              86
Cutera, Inc. (AE)(N)                                    2,400              68
DaVita, Inc. (AE)(N)                                    2,600             142

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
DOV Pharmaceutical, Inc. (AE)(N)                       40,600              18
Genentech, Inc. (AE)                                   30,200           2,639
Genzyme Corp. (AE)                                     21,500           1,413
Gilead Sciences, Inc. (AE)                             35,285           2,269
GTx, Inc. (AE)(N)                                       9,100             169
Healthcare Services Group (N)                           4,100             119
Healthways, Inc. (AE)(N)                                1,100              50
Hemispherx Biopharma, Inc. (AE)(N)                     19,200              40
Henry Schein, Inc. (AE)(N)                              1,900              96
Humana, Inc. (AE)                                       3,075             171
Illumina, Inc. (AE)(N)                                  1,300              53
Intralase Corp. (AE)(N)                                 5,200             128
Inverness Medical Innovations, Inc. (AE)(N)             2,600             107
Johnson & Johnson                                      24,100           1,610
Medco Health Solutions, Inc. (AE)                      12,205             723
Medtronic, Inc.                                        24,978           1,335
Merck & Co., Inc.                                       7,590             340
Neose Technologies, Inc. (AE)                          16,300              36
NuVasive, Inc. (AE)(N)                                  3,700              90
Oxigene, Inc. (AE)(N)                                  10,400              45
Palatin Technologies, Inc. (AE)(N)                     18,700              44
Phase Forward, Inc. (AE)                                4,100              55
PolyMedica Corp. (N)                                    1,500              60
PSS World Medical, Inc. (AE)(N)                         2,900              58
Schering-Plough Corp.                                   7,500             187
Sepracor, Inc. (AE)(N)                                  2,800             160
Stryker Corp.                                          18,000           1,115
Tercica, Inc. (AE)(N)                                  17,800              92
Teva Pharmaceutical Industries, Ltd. - ADR             35,100           1,232
Thermo Fisher Scientific, Inc. (AE)                    36,120           1,728
UnitedHealth Group, Inc.                               67,980           3,553
Ventana Medical Systems, Inc. (AE)                      1,900              80
WellPoint, Inc. (AE)                                    3,061             240
Wyeth                                                   3,900             193
Zimmer Holdings, Inc. (AE)                             21,000           1,769
Zoll Medical Corp. (AE)(N)                              2,500             157
                                                                 ------------
                                                                       32,781
                                                                 ------------

Materials and Processing - 2.5%
Alcoa, Inc. (N)                                         6,900             223
Archer-Daniels-Midland Co.                             20,335             651
Caraustar Industries, Inc. (AE)(N)                     15,300             122
EI Du Pont de Nemours & Co.                             4,200             208
Harsco Corp.                                            1,300             112
Housevalues, Inc. (AE)(N)                              20,100             105

 162  Select Growth Fund

RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Insituform Technologies, Inc. Class A (AE)              4,400             123
Monsanto Co.                                           24,630           1,357
Praxair, Inc.                                          26,000           1,639
SAIC, Inc. (AE)(N)                                      5,900             109
Sequenom, Inc. (AE)(N)                                 18,800              87
                                                                 ------------
                                                                        4,736
                                                                 ------------

Miscellaneous - 3.3%
3M Co.                                                  3,000             223
Foster Wheeler, Ltd. (AE)(N)                            2,900             155
General Electric Co.                                  153,028           5,517
Textron, Inc.                                           3,461             322
                                                                 ------------
                                                                        6,217
                                                                 ------------

Other Energy - 1.5%
Baker Hughes, Inc. (N)                                  4,100             283
Cameron International Corp. (AE)(N)                     4,476             235
ENSCO International, Inc.                               2,200             112
Foundation Coal Holdings, Inc. (N)                      2,900              96
Hercules Offshore, Inc. (AE)(N)                         3,100              82
Petroquest Energy, Inc. (AE)(N)                        11,300             147
Range Resources Corp. (N)                              10,937             336
Schlumberger, Ltd.                                      5,194             330
Weatherford International, Ltd. (AE)                   16,520             667
XTO Energy, Inc.                                       11,950             603
                                                                 ------------
                                                                        2,891
                                                                 ------------

Producer Durables - 3.4%
American Tower Corp. Class A (AE)(N)                   22,890             912
Arris Group, Inc. (AE)                                  4,300              61
Baldor Electric Co. (N)                                 2,600              92
Boeing Co.                                              4,200             376
C-COR, Inc. (AE)(N)                                    10,500             144
CalAmp Corp. (AE)(N)                                   13,100             104
Cohu, Inc. (N)                                          6,800             136
Credence Systems Corp. (AE)(N)                         32,900             160
Crown Castle International Corp. (AE)(N)                3,500             123
Deere & Co.                                             9,290             932
Distributed Energy Systems Corp. (AE)(N)               25,700              81
Entegris, Inc. (AE)(N)                                 11,027             118
ESCO Technologies, Inc. (AE)(N)                         2,200             105
FARO Technologies, Inc. (AE)                            6,600             164
Goodrich Corp. (N)                                      5,600             275
Intevac, Inc. (AE)(N)                                   6,922             153
Kla-Tencor Corp.                                       29,800           1,467
L-1 Identity Solutions, Inc. (AE)(N)                    5,500              79
Polycom, Inc. (AE)(N)                                   7,000             235
Radyne Corp. (AE)(N)                                   11,300             118
SBA Communications Corp. Class A (AE)(N)                6,500             193

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United Technologies Corp.                               4,622             314
Zygo Corp. (AE)(N)                                      6,200              95
                                                                 ------------
                                                                        6,437
                                                                 ------------

Technology - 20.8%
Actuate Corp. (AE)(N)                                  16,200              85
Akamai Technologies, Inc. (AE)(N)                       1,200              67
Amdocs, Ltd. (AE)                                       4,500             156
Apple, Inc. (AE)                                       25,514           2,187
Applied Micro Circuits Corp. (AE)(N)                   29,200             100
Art Technology Group, Inc. (AE)(N)                     46,100             118
AsiaInfo Holdings, Inc. (AE)(N)                        19,100             150
Aspen Technology, Inc. (AE)(N)                          5,400              55
Avistar Communications Corp. (AE)                      48,900              83
Bottomline Technologies, Inc. (AE)                     10,900             143
Broadcom Corp. Class A (AE)                            56,950           1,818
Captaris, Inc. (AE)(N)                                 15,100             133
Centillium Communications, Inc. (AE)                   26,526              56
Cisco Systems, Inc. (AE)                              119,020           3,165
Citrix Systems, Inc. (AE)(N)                            2,900              92
Corning, Inc. (AE)                                     35,300             736
Daktronics, Inc. (N)                                    3,500             121
DealerTrack Holdings, Inc. (AE)                         3,500              97
Dell, Inc. (AE)                                        57,680           1,399
Digital River, Inc. (AE)(N)                             1,600              82
Ditech Networks, Inc. (AE)(N)                          13,000              93
Equinix, Inc. (AE)(N)                                   2,000             168
Gartner, Inc. (AE)(N)                                  17,000             372
Harmonic, Inc. (AE)(N)                                 22,700             205
Hewlett-Packard Co.                                    11,700             506
Integrated Device Technology, Inc. (AE)(N)              9,700             147
Intuit, Inc. (AE)                                      54,600           1,717
Iomega Corp. (AE)(N)                                   17,400              68
JDS Uniphase Corp. (AE)(N)                             13,549             241
LCC International, Inc. Class A (AE)(N)                28,500             115
Marvell Technology Group, Ltd. (AE)                     8,115             148
Microsoft Corp.                                       119,142           3,677
Napster, Inc. (AE)(N)                                  23,400              94
National Semiconductor Corp.                           24,900             576
Network Appliance, Inc. (AE)                           34,290           1,289
Newport Corp. (AE)(N)                                   9,000             180
Novell, Inc. (AE)                                       8,600              62
Nuance Communications, Inc. (AE)(N)                    16,600             191
Nvidia Corp. (AE)                                      33,080           1,014
Opsware, Inc. (AE)(N)                                  10,900              87
PMC - Sierra, Inc. (AE)(N)                             17,900             113

                                                         Select Growth Fund  163

RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
QLogic Corp. (AE)(N)                                    5,800             106
Qualcomm, Inc.                                        120,200           4,527
Research In Motion, Ltd. (AE)                          11,830           1,512
Safeguard Scientifics, Inc. (AE)(N)                    35,500              94
Salesforce.com, Inc. (AE)(N)                            2,100              92
SanDisk Corp. (AE)                                     67,530           2,715
SAP AG - ADR                                           12,000             556
Seachange International, Inc. (AE)(N)                  18,400             184
Seagate Technology (N)                                 75,000           2,032
SimpleTech, Inc. (AE)(N)                               17,300             189
Standard Microsystems Corp. (AE)(N)                     8,000             223
Sun Microsystems, Inc. (AE)                           221,100           1,468
Techwell, Inc. (AE)(N)                                  9,800             168
Texas Instruments, Inc.                                72,350           2,257
Transaction Systems Architects, Inc. (AE)(N)            4,200             152
Transwitch Corp. (AE)                                  49,800              68
Trizetto Group, Inc. (The) (AE)(N)                      6,200             128
Ultimate Software Group, Inc. (AE)(N)                   8,200             200
Varian, Inc. (AE)(N)                                    1,400              75
VeriFone Holdings, Inc. (AE)(N)                         2,900             116
Vignette Corp. (AE)(N)                                  7,800             140
Zhone Technologies, Inc. (AE)(N)                       63,700              75
                                                                 ------------
                                                                       38,983
                                                                 ------------

Utilities - 0.9%
Comcast Corp. Class A (AE)                              1,980              88
Leap Wireless International, Inc. (AE)                  3,100             203
Level 3 Communications, Inc. (AE)(N)                   35,100             218
MDU Communications International, Inc. (AE)            29,200              22
NII Holdings, Inc. (AE)                                15,200           1,123
                                                                 ------------
                                                                        1,654
                                                                 ------------

TOTAL COMMON STOCKS
(cost $153,680)                                                       179,538
                                                                 ------------

SHORT-TERM INVESTMENTS - 4.3%
Russell Investment Company
   Money Market Fund                                7,109,000           7,109
United States Treasury Bills (c)(z)(sec.)
   4.968% due 03/15/07                                  1,000             994
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $8,103)                                                           8,103
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

OTHER SECURITIES - 24.7%
Russell Investment Company
   Money Market Fund (X)                           11,450,076          11,450
State Street Securities
   Lending Quality Trust (X)                       34,910,486          34,910
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $46,360)                                                         46,360
                                                                 ------------

TOTAL INVESTMENTS - 124.8%
(identified cost $208,143)                                            234,001

OTHER ASSETS AND LIABILITIES,
NET - (24.8%)                                                         (46,436)
                                                                 ------------

NET ASSETS - 100.0%                                                   187,565
                                                                 ============

See accompanying notes which are an integral part of the schedules of investments.

 164  Select Growth Fund

RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Nasdaq 100 Index (CME)
   expiration date 03/07 (13)                               2,343                (32)

Russell 1000 Growth Index
   expiration date 03/07 (11)                               3,136                 34

S&P 500 E-Mini Index (CME)
   expiration date 03/07 (12)                                 866                  8

S&P 500 Index (CME)
   expiration date 03/07 (5)                                1,804                 11
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                         21
                                                                     ===============

           See accompanying notes which are an integral part of the schedules of investments.

                                                         Select Growth Fund  165

RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 93.5%
Auto and Transportation - 2.5%
Airtran Holdings, Inc. (AE)(N)                         36,138             400
Alexander & Baldwin, Inc. (N)                          10,964             542
Burlington Northern Santa Fe Corp.                     15,220           1,223
Continental AG - ADR                                   16,300           1,976
Fleetwood Enterprises, Inc. (AE)(N)                    33,672             310
General Maritime Corp. (N)                             11,670             426
Keystone Automotive Industries, Inc. (AE)(N)           16,712             599
Norfolk Southern Corp.                                 15,550             772
Polaris Industries, Inc. (N)                           17,700             828
Tenneco, Inc. (AE)                                     15,006             349
TNT NV - ADR                                           40,700           1,848
United Parcel Service, Inc. Class B                    14,700           1,062
Visteon Corp. (AE)(N)                                  52,574             421
Wabtec Corp.                                           19,550             626
                                                                 ------------
                                                                       11,382
                                                                 ------------

Consumer Discretionary - 9.1%
99 Cents Only Stores (AE)(N)                           35,775             531
Accenture, Ltd. Class A                                33,760           1,274
Arbitron, Inc. (N)                                     14,574             676
Black & Decker Corp.                                    8,400             733
Brinker International, Inc.                            22,500             710
Casual Male Retail Group, Inc. (AE)                    39,398             492
Corinthian Colleges, Inc. (AE)(N)                      37,678             492
Cost Plus, Inc. (AE)(N)                                54,704             563
Cox Radio, Inc. Class A (AE)(N)                        23,751             372
DeVry, Inc. (N)                                        19,015             535
Diamond Management & Technology Consultants,
   Inc. Class A (N)                                    44,735             558
Expedia, Inc. (AE)                                     27,400             588
Family Dollar Stores, Inc.                             27,000             875
Federated Department Stores, Inc.                      34,010           1,411
Foot Locker, Inc.                                      49,900           1,120
Gap, Inc. (The)                                        59,400           1,139
Grupo Televisa SA - ADR                                34,900           1,028
Hanesbrands, Inc. (AE)                                  3,271              84
Hasbro, Inc. (N)                                       58,570           1,663
Home Depot, Inc.                                       29,600           1,206
InterActiveCorp (AE)                                   13,800             530
Jarden Corp. (AE)(N)                                   15,064             552
Kimberly-Clark Corp.                                   34,500           2,394
Liberty Media Corp. - Interactive (AE)                 57,000           1,389
Liberty Media Holding Corp. Series A (AE)              24,900           2,547
Limited Brands, Inc.                                   63,000           1,760
McDonald's Corp.                                       60,000           2,661
Nautilus, Inc.                                         27,563             450
New York Times Co. Class A (N)                         10,770             249
Nike, Inc. Class B                                     14,160           1,399
NTL, Inc.                                              52,900           1,442

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
O'Charleys, Inc. (AE)(N)                               27,193             578
OfficeMax, Inc.                                        10,300             497
Omnicom Group, Inc.                                     7,800             821
Phillips-Van Heusen Corp.                              11,900             656
RR Donnelley & Sons Co.                                18,500             686
School Specialty, Inc. (AE)(N)                         11,712             456
Sears Holdings Corp. (AE)                               3,100             548
ServiceMaster Co. (The) (N)                            48,500             633
Sturm Ruger & Co., Inc. (AE)(N)                        46,513             484
TJX Cos., Inc.                                         54,000           1,597
Viacom, Inc. Class A (AE)                              21,047             856
Walt Disney Co. (The)                                  43,350           1,525
WPP Group PLC - ADR (N)                                 5,540             408
                                                                 ------------
                                                                       41,168
                                                                 ------------

Consumer Staples - 5.1%
Altria Group, Inc.                                     76,200           6,659
Anheuser-Busch Cos., Inc.                              35,100           1,789
Coca-Cola Co. (The)                                    27,500           1,317
ConAgra Foods, Inc.                                    64,700           1,663
Cott Corp. (AE)(N)                                     31,828             451
CVS Corp. (N)                                          17,490             589
Del Monte Foods Co.                                     9,055             104
Diageo PLC - ADR                                       13,020           1,025
Hershey Co. (The) (N)                                  26,100           1,332
HJ Heinz Co.                                           31,200           1,470
Kellogg Co.                                            24,000           1,183
Lance, Inc.                                            20,317             432
Molson Coors Brewing Co. Class B                       18,700           1,511
Nestle SA - ADR                                        10,330             944
PepsiCo, Inc.                                          10,220             667
Procter & Gamble Co.                                   26,100           1,693
Tyson Foods, Inc. Class A (N)                          13,490             239
                                                                 ------------
                                                                       23,068
                                                                 ------------

Financial Services - 25.9%
Aflac, Inc.                                             9,470             451
Allstate Corp. (The)                                   57,650           3,468
American Express Co.                                   17,820           1,038
American International Group, Inc.                     44,300           3,032
Ameriprise Financial, Inc.                             13,800             814
Amvescap PLC - ADR (N)                                 46,300           1,128
Annaly Capital Management, Inc. (o)                    73,600           1,014
Assurant, Inc.                                         16,700             928
Astoria Financial Corp.                                21,900             648
Automatic Data Processing, Inc.                        20,900             997
Bank of America Corp.                                 232,185          12,208

 166  Select Value Fund

RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Bank of New York Co., Inc. (The) (N)                   39,280           1,572
Bear Stearns Cos., Inc. (The)                          11,400           1,879
Cedar Shopping Centers, Inc. (o)(N)                    18,623             312
Chubb Corp.                                            12,400             645
Cigna Corp.                                             9,200           1,218
Citigroup, Inc.                                       168,210           9,273
Colonial BancGroup, Inc. (The) (N)                     28,000             687
Countrywide Financial Corp.                            58,800           2,557
Covanta Holding Corp. (AE)(N)                          35,200             833
Credit Suisse Group - ADR                              16,800           1,194
Cullen/Frost Bankers, Inc.                             11,600             621
Fannie Mae                                             32,900           1,860
Federated Investors, Inc. Class B                      33,000           1,165
First Horizon National Corp. (N)                       17,100             746
First Industrial Realty Trust, Inc. (o)(N)             10,517             497
First Marblehead Corp. (The) (N)                        9,160             498
Franklin Resources, Inc.                                5,940             708
Freddie Mac                                             6,730             437
Fremont General Corp. (N)                              21,136             287
GATX Corp. (N)                                         10,066             459
Genworth Financial, Inc. Class A                       32,130           1,121
Goldman Sachs Group, Inc.                              13,810           2,930
H&R Block, Inc.                                        32,200             792
Hanover Insurance Group, Inc. (The)                     9,602             461
Hartford Financial Services Group, Inc.                25,210           2,393
Huntington Bancshares, Inc. (N)                        49,600           1,155
Jones Lang LaSalle, Inc.                               12,700           1,327
JPMorgan Chase & Co.                                  130,200           6,631
KeyCorp                                                33,500           1,279
Kronos, Inc. (AE)(N)                                   11,902             452
Legg Mason, Inc.                                       19,700           2,066
Lehman Brothers Holdings, Inc.                         47,230           3,884
Lincoln National Corp.                                 15,100           1,014
MBIA, Inc.                                             19,600           1,408
Mellon Financial Corp. (N)                             22,950             981
Mercury General Corp. (N)                              13,200             689
Merrill Lynch & Co., Inc.                              70,110           6,560
Metlife, Inc.                                          52,000           3,230
MGIC Investment Corp. (N)                              16,300           1,006
Morgan Stanley                                         11,200             927
New York Community Bancorp, Inc. (N)                   64,300           1,086
Northern Trust Corp.                                   23,800           1,446
PNC Financial Services Group, Inc.                     19,580           1,444
Protective Life Corp.                                  13,600             665
Prudential Financial, Inc.                             13,400           1,194
South Financial Group, Inc. (The) (N)                  29,600             765
St. Paul Travelers Cos., Inc. (The)                    28,600           1,454
Sun Communities, Inc. (o)                              10,765             340
SunTrust Banks, Inc.                                   41,210           3,425
UBS AG                                                 63,410           3,996
US Bancorp                                             73,900           2,631

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
W Holding Co., Inc.                                     7,819              41
Wachovia Corp.                                         16,600             938
Washington Mutual, Inc. (N)                            68,900           3,072
Westamerica Bancorporation (N)                          8,360             417
Wilmington Trust Corp.                                 24,600           1,032
                                                                 ------------
                                                                      117,426
                                                                 ------------

Health Care - 11.0%
Abbott Laboratories                                     8,150             432
AmerisourceBergen Corp. Class A                        24,300           1,273
Amgen, Inc. (AE)                                       65,100           4,581
Biogen Idec, Inc. (AE)(N)                              66,815           3,230
Boston Scientific Corp. (AE)                           91,100           1,681
Caremark Rx, Inc.                                       5,760             353
Chattem, Inc. (AE)(N)                                  11,806             678
Diversa Corp. (AE)(N)                                  28,430             290
Eli Lilly & Co.                                        36,730           1,988
Gentiva Health Services, Inc. (AE)(N)                  32,354             641
Genzyme Corp. (AE)                                     41,200           2,708
Haemonetics Corp. (AE)(N)                               8,271             399
Johnson & Johnson                                      65,800           4,395
KV Pharmaceutical Co. (AE)(N)                          25,151             635
LifePoint Hospitals, Inc. (AE)(N)                       8,321             283
Matria Healthcare, Inc. (AE)(N)                        22,141             612
McKesson Corp.                                         14,500             808
Medco Health Solutions, Inc. (AE)                      15,800             935
Medtronic, Inc.                                        60,400           3,228
Merck & Co., Inc.                                      67,920           3,039
Par Pharmaceutical Cos., Inc. (AE)(N)                  26,671             704
Pfizer, Inc.                                          127,300           3,340
PolyMedica Corp. (N)                                   16,281             652
PSS World Medical, Inc. (AE)                           15,562             311
Sunrise Senior Living, Inc. (AE)(N)                    14,759             528
SurModics, Inc. (AE)                                    2,884             104
Thermo Fisher Scientific, Inc. (AE)                    16,200             775
UnitedHealth Group, Inc.                               64,750           3,384
US Physical Therapy, Inc. (AE)                         22,491             317
WellPoint, Inc. (AE)                                   62,090           4,867
Wyeth                                                  54,150           2,676
                                                                 ------------
                                                                       49,847
                                                                 ------------

Integrated Oils - 4.5%
Chevron Corp.                                          67,852           4,945
ConocoPhillips                                         49,310           3,275
Exxon Mobil Corp.                                     123,960           9,185
Hess Corp.                                             23,980           1,295

                                                          Select Value Fund  167

RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Marathon Oil Corp.                                      7,600             687
Total SA - ADR                                         17,960           1,222
                                                                 ------------
                                                                       20,609
                                                                 ------------

Materials and Processing - 7.4%
Acuity Brands, Inc. (N)                                10,340             600
Air Products & Chemicals, Inc.                         10,360             773
Albemarle Corp.                                        11,900             928
American Standard Cos., Inc. (N)                       62,900           3,107
Avery Dennison Corp.                                    8,500             581
Bowater, Inc. (N)                                       3,930             107
Brush Engineered Materials, Inc. (AE)(N)               15,066             498
Celanese Corp. Class A (N)                             30,500             801
Chemtura Corp. (N)                                     51,200             590
Chicago Bridge & Iron Co. NV                           23,200             689
Commercial Metals Co. (N)                              17,399             472
Dow Chemical Co. (The) (N)                             44,840           1,863
EI Du Pont de Nemours & Co.                            19,400             961
Freeport-McMoRan Copper & Gold, Inc. Class B (N)       47,500           2,732
International Paper Co.                                45,450           1,532
LSI Industries, Inc.                                    7,160             137
Lubrizol Corp.                                         13,900             716
Lyondell Chemical Co. (N)                              13,500             427
Masco Corp. (N)                                        73,460           2,350
MeadWestvaco Corp.                                     21,300             642
Modtech Holdings, Inc. (AE)(N)                         43,809             205
Nalco Holding Co. (AE)                                 11,680             268
Packaging Corp. of America                             26,700             610
PPG Industries, Inc. (N)                               21,070           1,397
Praxair, Inc.                                          12,460             786
Precision Castparts Corp.                              35,200           3,129
RPM International, Inc.                                33,100             769
Sherwin-Williams Co. (The)                              8,320             575
Smurfit-Stone Container Corp. (AE)(N)                  17,360             187
Spartech Corp.                                         21,634             606
Steel Dynamics, Inc. (N)                               16,200             635
Syngenta AG - ADR                                      32,590           1,208
Teck Cominco, Ltd. Class B (N)                         21,600           1,595
Timken Co.                                             23,000             658
Valspar Corp.                                          20,100             566
                                                                 ------------
                                                                       33,700
                                                                 ------------

Miscellaneous - 2.4%
3M Co.                                                 16,000           1,189
Brunswick Corp.                                        20,200             689
Eaton Corp.                                             1,700             133
General Electric Co.                                   70,400           2,538
Johnson Controls, Inc.                                  5,550             513
SPX Corp. (N)                                          10,800             758
Textron, Inc.                                          27,200           2,534
Trinity Industries, Inc. (N)                           49,050           1,876

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Tyco International, Ltd.                               16,100             514
                                                                 ------------
                                                                       10,744
                                                                 ------------

Other Energy - 5.0%
Anadarko Petroleum Corp.                               15,600             682
Apache Corp.                                           11,080             809
Chesapeake Energy Corp.                               111,300           3,296
Devon Energy Corp.                                     51,750           3,627
Dynegy, Inc. Class A (AE)                               2,043              14
Encore Acquisition Co. (AE)(N)                         18,749             487
EOG Resources, Inc.                                    35,310           2,441
Forest Oil Corp. (AE)(N)                               12,153             388
Global Industries, Ltd. (AE)                           26,998             364
Hanover Compressor Co. (AE)(N)                         29,867             578
Matrix Service Co. (AE)(N)                             31,761             585
National-Oilwell Varco, Inc. (AE)                      42,400           2,571
Noble Corp. (N)                                         5,050             378
Sunoco, Inc.                                           13,700             865
Tesoro Corp.                                            7,700             634
Transocean, Inc. (AE)                                  23,300           1,803
Valero Energy Corp.                                    33,700           1,829
Whiting Petroleum Corp. (AE)(N)                        10,420             475
Williams Cos., Inc.                                    26,500             715
                                                                 ------------
                                                                       22,541
                                                                 ------------

Producer Durables - 7.4%
Agilent Technologies, Inc. (AE)                        97,200           3,110
Alcatel-Lucent - ADR                                   60,300             784
BE Aerospace, Inc. (AE)                                19,179             571
Boeing Co.                                             44,200           3,959
C&D Technologies, Inc. (N)                             79,696             430
Champion Enterprises, Inc. (AE)(N)                     53,342             438
Cooper Industries, Ltd. Class A (N)                     2,240             205
Deere & Co.                                            21,870           2,193
Esterline Technologies Corp. (AE)(N)                   11,199             448
Federal Signal Corp.                                   33,187             545
General Cable Corp. (AE)(N)                            17,073             736
Goodrich Corp.                                         46,500           2,279
IDEX Corp.                                              7,981             414
Lockheed Martin Corp.                                  44,760           4,350
Mettler Toledo International, Inc. (AE)                 2,700             224
Nokia OYJ - ADR                                        71,000           1,569
Northrop Grumman Corp.                                 51,300           3,639
Pentair, Inc. (N)                                      27,300             851
Robbins & Myers, Inc.                                  18,240             793
Steelcase, Inc. Class A                                27,300             535
Terex Corp. (AE)                                       22,600           1,286

 168  Select Value Fund

RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Toll Brothers, Inc. (AE)(N)                             8,300             281
United Technologies Corp.                              38,020           2,586
Varian Semiconductor Equipment Associates, Inc.
   (AE)(N)                                              7,641             314
WW Grainger, Inc.                                      10,450             812
                                                                 ------------
                                                                       33,352
                                                                 ------------

Technology - 5.7%
American Science & Engineering, Inc. (AE)(N)            9,014             493
Analog Devices, Inc.                                   25,470             834
CACI International, Inc. Class A (AE)(N)                8,917             419
Cisco Systems, Inc. (AE)                               15,580             414
Dell, Inc. (AE)                                        33,900             822
DRS Technologies, Inc. (N)                              9,112             505
General Dynamics Corp.                                 35,300           2,759
GTSI Corp. (AE)(N)                                      3,851              36
Harris Corp.                                           15,900             808
Hewlett-Packard Co.                                   127,500           5,518
Intel Corp.                                           194,810           4,083
International Business Machines Corp.                   8,400             833
Linear Technology Corp.                                20,500             634
LSI Logic Corp. (AE)(N)                               312,000           2,933
Mantech International Corp. Class A (AE)               14,594             498
Micron Technology, Inc. (AE)                           48,900             633
Oracle Corp. (AE)                                      61,390           1,053
Rockwell Automation, Inc. (N)                          12,140             743
Seagate Technology, Inc. (AE)                           1,900              --
Synopsys, Inc. (AE)(N)                                 37,500             998
Varian, Inc. (AE)(N)                                   10,028             537
Western Digital Corp. (AE)                             25,400             498
                                                                 ------------
                                                                       26,051
                                                                 ------------
Utilities - 7.5%
Alaska Communications Systems Group, Inc. (N)          40,912             661
Alltel Corp.                                           60,800           3,726
America Movil SA de CV
   Series L                                            50,300           2,231
American Electric Power Co., Inc.                      36,600           1,593
Aqua America, Inc. (N)                                 33,000             733
AT&T, Inc.                                             86,600           3,258
China Mobile, Ltd. - ADR (N)                           56,700           2,617
Citizens Communications Co. (N)                        59,200             868
Comcast Corp. Class A (AE)                             28,800           1,276
Consolidated Edison, Inc. (N)                           6,600             319
Dominion Resources, Inc.                               31,110           2,580
Edison International                                   16,400             738
Embarq Corp.                                            9,977             554

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Entergy Corp.                                           7,510             697
FPL Group, Inc. (N)                                    20,960           1,187
NiSource, Inc. (N)                                     25,900             616
Pepco Holdings, Inc.                                   26,500             678
PPL Corp.                                               7,470             266
Progress Energy, Inc. - CVO                             1,300              --
Public Service Enterprise Group, Inc. (N)               3,370             226
Rogers Communications, Inc. Class B                    28,100             870
SCANA Corp.                                             7,200             293
Sprint Nextel Corp.                                   169,490           3,022
TECO Energy, Inc. (N)                                  23,500             399
TELUS Corp. Class A                                     3,800             176
TXU Corp.                                              13,240             716
Verizon Communications, Inc.                           56,640           2,182
Vodafone Group PLC - ADR                               34,481           1,013
Windstream Corp. (AE)                                  45,400             678
                                                                 ------------
                                                                       34,173
                                                                 ------------
TOTAL COMMON STOCKS
(cost $340,367)                                                       424,061
                                                                 ------------

SHORT-TERM INVESTMENTS - 6.0%
Russell Investment Company
   Money Market Fund                               25,756,000          25,756
United States Treasury Bills (c)(z)(sec.)
   4.968% due 03/15/07                                  1,500           1,492
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $27,248)                                                         27,248
                                                                 ------------

OTHER SECURITIES - 15.3%
Russell Investment Company
   Money Market Fund (X)                           17,086,209          17,086
State Street Securities
   Lending Quality Trust (X)                       52,094,664          52,095
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $69,181)                                                         69,181
                                                                 ------------

TOTAL INVESTMENTS - 114.8%
(identified cost $436,796)                                            520,490
OTHER ASSETS AND LIABILITIES,
NET - (14.8%)                                                         (67,117)
                                                                 ------------

NET ASSETS - 100.0%                                                   453,373
                                                                 ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                          Select Value Fund  169

RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 1000 Value Index
   expiration date 03/07 (29)                              12,017                214

S&P 500 E-Mini Index (CME)
   expiration date 03/07 (19)                               1,371                 15

S&P 500 Index (CME)
   expiration date 03/07 (39)                              14,069                107
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        336
                                                                     ===============

See accompanying notes which are an integral part of the schedules of investments.

 170  Select Value Fund

RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
FOOTNOTES:

(AE)  Nonincome-producing security.
(I)   Forward commitment.
(E) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(f) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(o)   Real Estate Investment Trust (REIT).
(u)   Bond is insured by a guarantor.
(B)   Illiquid security.
(O)   In default.
(c)   At amortized cost, which approximates market.
(z)   Rate noted is yield-to-maturity from date of acquisition.
(ae) Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(S) All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(x) The security is purchased with the cash collateral from the securities loaned.
(N)   All or a portion of the shares of this security are on loan.
(p) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(A)   Illiquid and restricted security.
(a)   Currency balances were held in connection with futures contracts purchased
      (sold), options written, or swaps entered into by the Fund. See Note 2.
(U) All or a portion of the shares of this security are held as collateral in connection with securities sold short.

ABBREVIATIONS:

ADR - American Depositary Receipt
ADS - American Depositary Share
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
REMIC - Real Estate Mortgage Investment Conduit
STRIP - Separate Trading of Registered Interest and Principal of Securities TBA - To Be Announced Security

FOREIGN CURRENCY ABBREVIATIONS:

ARS - Argentine peso                     HKD - Hong Kong dollar                   PHP - Philippine peso
AUD - Australian dollar                  HUF - Hungarian forint                   PKR - Pakistani rupee
BRL - Brazilian real                     IDR - Indonesian rupiah                  PLN - Polish zloty
CAD - Canadian dollar                    ILS - Israeli shekel                     RUB - Russian ruble
CHF - Swiss franc                        INR - Indian rupee                       SEK - Swedish krona
CLP - Chilean peso                       ISK - Iceland krona                      SGD - Singapore dollar
CNY - Chinese renminbi yuan              ITL - Italian lira                       SKK - Slovakian koruna
COP - Colombian peso                     JPY - Japanese yen                       THB - Thai baht
CRC - Costa Rica colon                   KES - Kenyan schilling                   TRY - Turkish lira
CZK - Czech koruna                       KRW - South Korean won                   TWD - Taiwanese dollar
DKK - Danish krone                       MXN - Mexican peso                       USD - United States dollar
EGP - Egyptian pound                     MYR - Malaysian ringgit                  VEB - Venezuelan bolivar
EUR - Euro                               NOK - Norwegian krone                    VND - Vietnam dong
GBP - British pound sterling             NZD - New Zealand dollar                 ZAR - South African rand
                                         PEN - Peruvian nouveau sol

                                          Notes to Schedules of Investments  171

RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO QUARTERLY REPORT -- JANUARY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Russell Investment Company (the "Investment Company" or "RIC") is a series investment company with 34 different investment portfolios referred to as Funds. This Quarterly Report reports on fourteen of these Funds. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002. The Investment Company's master trust agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

   On July 1, 2006, Frank Russell Investment Company changed its name to Russell Investment Company and Frank Russell Investment Management Company changed its name to Russell Investment Management Company ("RIMCo").

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of these schedules of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

   Security Valuation

   The Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days at the time of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the Securities Valuation Procedures to RIMCo.

   Ordinarily, the Funds value each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Fund securities are valued at the close of the market on which they are traded as follows:

   - US listed equities; equity and fixed income options: Last sale price; last bid price if no last sale price;

   - US over-the-counter equities: Official closing price; last bid price if no closing price;

   - Listed ADRs/GDRs: Last sale price; last bid price if no sales;

   - Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

   - Futures: Settlement price.

   - Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier.

   - The value of swap agreements are equal to the Funds' obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

   - Equity securities traded on a national securities foreign exchange or an over the counter market (foreign or domestic) are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

   If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security's fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Fair Value Procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Fund's Board of Trustees believes reflects fair value. The use of

 172  Notes to Quarterly Report

RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2007

--------------------------------------------------------------------------------

   fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

   This policy is intended to assure that the Funds' net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund shares is determined may be reflected in the calculation of net asset values for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund's net asset value. RIC Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. RIC Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. RIC Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the US securities market (defined in the Fair Value Procedures as the movement by any two of four major US Indexes greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

   Because foreign securities can trade on non-business days, the net asset value of a Fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

   In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds financial statement disclosure.

   Investment Transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

   Investment Income

   Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

   Foreign Currency Translations

   The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

   (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

   (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

   Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year-end, as a result of changes in the exchange rates.

   The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with

                                                  Notes to Quarterly Report  173

RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2007

--------------------------------------------------------------------------------

   the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

   Derivatives

   To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, swaptions, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

   The Funds typically use derivatives in two ways: hedging and return enhancement. The Funds may use a hedging strategy for their cash reserves to achieve a strategy of being fully invested by exposing those reserves to the performance of appropriate markets by purchasing equity or fixed income securities, as appropriate, and/or derivatives. Hedging is also used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   Foreign Currency Exchange Contracts

   In connection with portfolio purchases and sales of securities denominated in a foreign currency, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). The International Securities Fund may enter into forward foreign currency overlays on liquidity reserve balances. Additionally, from time to time the International Securities, Emerging Markets, Short Duration Bond, Diversified Bond and Multistrategy Bond Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at January 31, 2007 are presented on the Schedule of Investments for the applicable Funds.

   Forward Commitments

   The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

   Loan Agreements

   The Diversified Bond Fund and Multistrategy Bond Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is

 174  Notes to Quarterly Report

RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2007

--------------------------------------------------------------------------------

   selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. At the period ended January 31, 2007, there were no unfunded loan commitments in the Diversified Bond Fund or Multistrategy Bond Fund.

   Options

   The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

   When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

   Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

   The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

   Futures Contracts

   The Funds presented herein may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of January 31, 2007, the Emerging Markets Fund, International Securities Fund, and the MultiStrategy Bond Fund had cash collateral balances of $2,600,000, $13,433,710, and $104,782 respectively in connection with futures contracts purchased (sold).

   Swap Agreements

   The Funds may enter into several different types of agreements including interest rate, index, credit default and currency swaps.

   The Funds may enter into index swap agreements as an additional hedging strategy for cash reserves held by those Funds or to effect investment transactions consistent with these Funds' investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain

                                                  Notes to Quarterly Report  175

RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2007

--------------------------------------------------------------------------------

   (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties.

   The Short Duration Bond, Diversified Bond, Multistrategy Bond and International Securities Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

   Interest rate swaps are a counterparty agreement and can be customized to meet each parties needs and involves the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by a series of interest payments that are exchanged based on the principal cash flow. At maturity the principal amounts are exchanged back. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on their obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

   The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. To the extent that the Fund enters into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Fund's obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

   Short Sales

   The Quantitative Equity Fund may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The making of short sales exposes the Fund to the risk of liability for the market value of the security that is sold (the amount of which liability increases as the market value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.

   Although the Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When the Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase additional securities or for any other permissible Fund purpose. To the extent necessary to meet collateral requirements, the Fund is required to pledge assets in a segregated account maintained by the Fund's custodian for the benefit of the broker. The Fund also may use securities it owns to meet any such collateral obligations. Until a Fund replaces a borrowed security in connection with a short sale, the Fund will:
   (a) maintain daily a segregated account, containing cash, cash equivalents, or liquid marketable securities, at such a level that the amount deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of sections 7 and 8 of the Securities Exchange Act of 1934, as amended; or
   (b) otherwise cover its short position in accordance with positions taken by the staff of the SEC (e.g., taking an offsetting long position in the security sold short.) As of January 31, 2007, $547,449,235 was held as collateral.

 176  Notes to Quarterly Report

RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2007

--------------------------------------------------------------------------------

   Investments in Emerging Markets

   Investing in emerging markets may involve special risks and considerations for the Emerging Markets Fund and International Securities Fund not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

   Guarantees

   In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

   Mortgage-Related and Other Asset-Backed Securities

   Certain Funds may invest in mortgage or other asset-backed securities. Theses securities include mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage backed securities ("SMBSs") and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

   One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or "IO" class), while the other class will receive all of the principal (the principal-only, or "PO" class). Payments received for the IOs are included in interest income on the Statement of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

   Inflation-Indexed Bonds

   Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

3. INVESTMENT TRANSACTIONS

   Written Options Contracts

   Transactions in written options contracts for the period ended January 31, 2007 for the following Funds were as follows:

                                                  INTERNATIONAL SECURITIES                       EMERGING MARKETS FUND
                                         ------------------------------------------    ------------------------------------------
                                              NUMBER OF              PREMIUMS               NUMBER OF              PREMIUMS
                                              CONTRACTS              RECEIVED               CONTRACTS              RECEIVED
   ------------------------------------------------------------------------------------------------------------------------------
   Outstanding October 31, 2006                          416    $         1,886,640                    626    $           828,429
   Opened                                                976              4,747,698                    596                854,485
   Closed                                               (963)            (4,633,802)                  (806)            (1,117,677)
   Expired                                                --                     --                     --                     --
                                         -------------------    -------------------    -------------------    -------------------
   Outstanding January 31, 2007                          429    $         2,000,536                    416    $           565,237
                                         ===================    ===================    ===================    ===================

                                                  Notes to Quarterly Report  177

RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2007

--------------------------------------------------------------------------------

                                                  SHORT DURATION BOND FUND                          DIVERSIFIED BOND
                                         ------------------------------------------    ------------------------------------------
                                              NUMBER OF              PREMIUMS               NUMBER OF              PREMIUMS
                                              CONTRACTS              RECEIVED               CONTRACTS              RECEIVED
   ------------------------------------------------------------------------------------------------------------------------------
   Outstanding October 31, 2006                          415    $           773,315                    717    $           208,329
   Opened                                                  4                272,185                  2,698                441,613
   Closed                                               (352)              (336,076)                (1,938)              (311,812)
   Expired                                               (42)              (117,035)                   (96)               (46,535)
                                         -------------------    -------------------    -------------------    -------------------
   Outstanding January 31, 2007                           25    $           592,389                  1,381    $           291,595
                                         ===================    ===================    ===================    ===================

                                                     MULTISTRATEGY BOND
                                         ------------------------------------------
                                              NUMBER OF              PREMIUMS
                                              CONTRACTS              RECEIVED
   --------------------------------------------------------------------------------
   Outstanding October 31, 2006                        1,169    $         1,995,299
   Opened                                              5,426              1,482,245
   Closed                                             (3,406)              (619,660)
   Expired                                              (575)              (288,523)
                                         -------------------    -------------------
   Outstanding January 31, 2007                        2,448    $         2,569,361
                                         ===================    ===================

   Securities Lending

   The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral is invested by the securities lending agent, State Street Bank and Trust Company ("State Street") in short-term instruments, money market mutual funds and other short-term investments that meet certain quality and diversification requirements. Cash collateral invested in money market funds is included in the Schedules of Investments. The collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for non-US securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

   As of January 31, 2007, the non-cash collateral received for the securities on loan in the following funds was:

                                          NON-CASH
   FUNDS                              COLLATERAL VALUE            NON-CASH COLLATERAL HOLDING
   ---------------------------------------------------------------------------------------------
   MultiStrategy Bond              $            1,113,911       Pool of US Government Securities
   International Securities                     7,657,124       Pool of US Government Securities
   Quantitative Equity                          1,878,200       Pool of US Government Securities

4. RELATED PARTIES

   The Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) and also may invest a portion of the collateral received from the Investment Company's securities lending program, in the Investment Company's Money Market and Tax Free Money Market Funds (two of the Funds of the Investment Company not presented herein). As of January 31, 2007, $1,984,202,737 of the Money Market Fund's net assets and $6,642,848 of the Tax Free Money Market Fund's net assets represents investments by the Funds presented herein and $642,906,370 of the Money Market Funds' net assets represents the investments of other RIC Funds not presented herein.

 178  Notes to Quarterly Report

RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2007

--------------------------------------------------------------------------------

5. FEDERAL INCOME TAXES

   At January 31, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                                                               INTERNATIONAL
                                DIVERSIFIED EQUITY    SPECIAL GROWTH    QUANTITATIVE EQUITY      SECURITIES
   -----------------------------------------------------------------------------------------------------------
   Cost of Investments           $  3,838,949,292    $  1,463,460,696    $  3,926,466,923     $  3,899,174,014
                                 ================    ================    ================     ================
   Unrealized Appreciation       $    645,734,576    $    183,461,889    $    675,095,032     $    736,501,818
   Unrealized Depreciation            (25,706,856)        (19,545,707)        (26,228,709)         (22,654,784)
                                 ----------------    ----------------    ----------------     ----------------
   Net Unrealized Appreciation
     (Depreciation)              $    620,027,720    $    163,916,182    $    648,866,323     $    713,847,034
                                 ================    ================    ================     ================

                                                        REAL ESTATE       SHORT DURATION
                                   EMERGING MARKETS      SECURITIES            BOND         DIVERSIFIED BOND   MULTISTRATEGY BOND
   ------------------------------------------------------------------------------------------------------------------------------
   Cost of Investments             $    956,568,452   $  1,568,696,028   $  1,196,528,378   $  3,033,741,064    $  3,102,952,967
                                   ================   ================   ================   ================    ================
   Unrealized Appreciation         $    385,829,960   $    975,475,623   $      1,226,915   $     14,031,172    $        681,874
   Unrealized Depreciation              (12,343,017)          (659,678)        (9,500,947)        (5,665,392)           (744,820)
                                   ----------------   ----------------   ----------------   ----------------    ----------------
   Net Unrealized Appreciation
     (Depreciation)                $    373,486,943   $    974,815,945   $     (8,274,032)  $      8,365,780    $        (62,946)
                                   ================   ================   ================   ================    ================

                                                          TAX-MANAGED        TAX-MANAGED
                                     TAX EXEMPT BOND       LARGE CAP       MID & SMALL CAP     SELECT GROWTH       SELECT VALUE
   ------------------------------------------------------------------------------------------------------------------------------
   Cost of Investments               $    304,410,632   $    432,620,452   $    289,029,564   $    209,465,346   $    438,236,969
                                     ================   ================   ================   ================   ================
   Unrealized Appreciation           $      2,983,606   $    139,953,182   $     51,677,154   $     27,086,251   $     85,336,349
   Unrealized Depreciation                 (1,804,222)        (4,237,089)        (4,141,212)        (2,550,788)        (3,083,127)
                                     ----------------   ----------------   ----------------   ----------------   ----------------
   Net Unrealized Appreciation
     (Depreciation)                  $      1,179,384   $    135,716,093   $     47,535,942   $     24,535,463   $     82,253,222
                                     ================   ================   ================   ================   ================

6. RESTRICTED SECURITIES

   Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

   A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

                                                  Notes to Quarterly Report  179

RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2007

--------------------------------------------------------------------------------

   The following table lists restricted securities held by a Fund that are illiquid. The following table does not include (1) securities deemed liquid by RIMCo or a money manager pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on the Fund's Schedule of Investments.

                                                              PRINCIPAL                              COST          MARKET VALUE
   FUND - % OF NET ASSETS                  ACQUISITION        AMOUNT ($)      COST PER UNIT         (000)             (000)
   SECURITIES                                  DATE           OR SHARES             $                 $                 $
   -----------------------------------------------------------------------------------------------------------------------------
   Emerging Markets Fund - 0.2%
   NovaTek OAO - GDR                            07/21/05            45,000          2,331.28             1,049             2,430
                                                                                                                  ==============
   Short Duration Bond Fund - 0.4%
   Arran Residential Mortgages Funding
      PLC                                       01/04/07           733,036            100.00               733               733
   DG Funding Trust                             11/04/03               219         10,537.12             2,308             2,307
   ICICI Bank, Ltd.                             01/09/07         1,100,000            100.00             1,100             1,103
                                                                                                                  --------------
                                                                                                                           4,143
                                                                                                                  ==============
   Diversified Bond Fund - 1.0%
   Aiful Corp.                                  08/03/05           300,000             99.76               299               290
   Air 2 US                                     01/10/07           486,150            105.00               510               504
   Banco Mercantil del Norte SA                 01/23/07           690,000            101.42               700               697
   Citizens Property Insurance Corp.            01/23/07           795,000            114.30               909               932
   Countrywide Home Loan Mortgage Pass
      Through Trust                             09/21/05         1,743,433            100.00             1,743             1,753
   CVS Lease Pass Through                       01/09/07           299,503             99.95               299               295
   DG Funding Trust                             11/04/03               240         10,594.65             2,543             2,525
   Gaz Capital for Gazprom                      11/17/06         1,850,000             99.92             1,849             1,827
   Glitnir Banki HF                             06/12/06           570,000             99.96               570               589
   ILFC E-Capital Trust II                      09/12/06            50,000             99.45                50                51
   Kaupthing Bank Hf                            09/28/06           110,000             99.48               109               110
   Kaupthing Bank Hf                            05/12/06         1,730,000             99.50             1,721             1,827
   Mastr Reperforming Loan Trust                03/09/05           761,512            102.29               779               761
   Prime Mortgage Trust                         11/10/06         1,833,882             99.44             1,824             1,818
   Prime Mortgage Trust                         11/10/06           858,720            100.81               866               863
   Prime Mortgage Trust                         11/22/06         3,988,976             98.26             3,919             3,953
   Prime Mortgage Trust                         10/25/06         2,816,348             98.90             2,785             2,807
   Rabobank Capital Funding II                  05/23/05            30,000            101.80                31                29
   Rabobank Capital Funding Trust               05/19/05            60,000            100.77                60                58
   Resona Preferred Global Securities
      Cayman, Ltd.                              07/20/05           375,000            100.88               378               392
   Shinsei Finance Cayman, Ltd.                 02/16/06           660,000             99.85               659               656
   Sigma Finance, Inc.                          07/26/06           970,000            100.00               970               970
   TNK-BP Finance SA                            07/13/06           430,000             99.76               429               449
   Wells Fargo Home Equity Trust                09/28/06         1,141,789            100.03             1,623             1,142
                                                                                                                  --------------
                                                                                                                          25,779
                                                                                                                  ==============

 180  Notes to Quarterly Report

RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2007

--------------------------------------------------------------------------------

                                                              PRINCIPAL                              COST          MARKET VALUE
   FUND - % OF NET ASSETS                  ACQUISITION        AMOUNT ($)      COST PER UNIT         (000)             (000)
   SECURITIES                                  DATE           OR SHARES             $                 $                 $
   -----------------------------------------------------------------------------------------------------------------------------
   Multistrategy Bond Fund - 0.8%
   Alion Science and Technology Corp.           01/26/07           975,000            101.44               989               982
   Aramark Corp.                                01/17/07           370,000            101.12               374               379
   Aramark Corp.                                01/17/07           350,000            100.00               350               357
   Banco Mercantil del Norte SA                 01/23/07         1,340,000            101.42             1,359             1,353
   Catlin Insurance Co., Ltd.                   01/11/07         1,515,000            100.00             1,515             1,530
   Citizens Property Insurance Corp.            01/26/07         1,560,000            114.30             1,783             1,830
   Cosan Finance, Ltd.                          01/19/07         1,535,000             98.31             1,509             1,504
   CVS Lease Pass Through                       12/12/06           973,386            100.18               975               957
   DG Funding Trust                             11/04/03               361         10,584.58             3,821             3,800
   Dresdner Bank AG                             04/09/03         2,235,000             94.17             2,105             2,113
   ISA Capital do Brasil SA                     01/19/07           228,000            100.00               228               227
   KBC Bank Funding Trust III                   01/26/07           505,000            110.81               560               559
   Stingray Pass-Through Trust                  01/16/07         1,000,000             91.79               918               970
   Travelport, Ltd.                             08/11/06         1,950,000            101.91             1,987             2,101
   Vitro SA de CV                               01/25/07           420,000             99.01               416               424
   Vitro SA de CV                               01/25/07           850,000             98.40               836               858
   Wimar Opco LLC                               01/03/07         1,045,000             99.75             1,042             1,039
                                                                                                                  --------------
                                                                                                                          20,983
                                                                                                                  ==============

   Illiquid securities and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees.

                                                  Notes to Quarterly Report  181

RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

SHAREHOLDER REQUESTS FOR ADDITIONAL INFORMATION -- JANUARY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
As a courtesy to Fund shareholders, a complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, and (iv) at the Securities and Exchange Commission's public reference room.

The Board has delegated to RIMCo, as RIC's investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee ("Committee") and has adopted written proxy voting policies and procedures ("P&P") and proxy voting guidelines ("Guidelines"). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. A description of the P&P, Guidelines and Portfolio Holdings Disclosure Policy are contained in the Funds' Statement of Additional Information ("SAI"). The SAI is available (i) free of charge, upon request, by calling the Fund at
(800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds' prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at
(800) 787-7354 or contact your financial institution and we will begin sending you individual copies thirty days after receiving your request.

If you wish to receive the Funds' prospectus and each annual and semi-annual report electronically, please call us at (800) 787-7354 or contact your financial institution.

 182  Shareholder Requests for Additional Information

RUSSELL FUNDS

2007 QUARTERLY REPORT

RUSSELL INVESTMENT COMPANY














(RUSSELL LOGO)

RUSSELL INVESTMENT COMPANY
909 A Street
Tacoma, Washington 98402

253-627-7001
800-787-7354
Fax: 253-591-3495

www.russell.com                                              36-08-067 (1 01/07)

INSTITUTIONAL FUNDS
2007 Quarterly Report

CLASS E, I, AND Y SHARES:

EQUITY I FUND
EQUITY II FUND
EQUITY Q FUND
INTERNATIONAL FUND
FIXED INCOME I FUND
FIXED INCOME III FUND


CLASS C, E, AND S SHARES:

EMERGING MARKETS FUND
REAL ESTATE SECURITIES FUND
SHORT DURATION BOND FUND


CLASS C, E, I, AND S SHARES:

SELECT GROWTH FUND
SELECT VALUE FUND


JANUARY 31, 2007

                                                                  (RUSSELL LOGO)

Russell Investment Company

Russell Investment Company is a series investment company with 34 different investment portfolios referred to as Funds. This Quarterly Report reports on eleven of these
Funds.

Russell Investment Management Company*

Responsible for overall management and administration of the Funds.

* On July 1, 2006, Frank Russell Investment Management Company changed its name to Russell Investment Management Company.

                           Russell Investment Company

                              Institutional Funds

                                Quarterly Report

                          January 31, 2007 (Unaudited)

                               Table of Contents

                                                                            Page
Equity I Fund........................................................         3

Equity II Fund.......................................................         8

Equity Q Fund........................................................        19

International Fund...................................................        28

Fixed Income I Fund..................................................        43

Fixed Income III Fund................................................        69

Emerging Markets Fund................................................       109

Real Estate Securities Fund..........................................       120

Short Duration Bond Fund.............................................       122

Select Growth Fund...................................................       137

Select Value Fund....................................................       142

Notes to Schedules of Investments....................................       147

Notes to Quarterly Report............................................       148

Shareholder Requests for Additional Information......................       158

Russell Investment Company - Institutional Funds.

Copyright (c) Russell Investment Group 2007. All rights reserved.

Russell Investment Group is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

FUND OBJECTIVES, RISKS, CHARGES AND EXPENSES SHOULD BE CAREFULLY CONSIDERED BEFORE INVESTING. A PROSPECTUS CONTAINING THIS AND OTHER IMPORTANT INFORMATION MUST PRECEDE OR ACCOMPANY THIS MATERIAL. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

SECURITIES DISTRIBUTED THROUGH RUSSELL FUND DISTRIBUTORS, INC. MEMBER NASD, PART OF RUSSELL INVESTMENT GROUP.

Effective July 1, 2006 Frank Russell Investment Company changed its name to Russell Investment Company ("RIC"). RIC Funds are distributed by Russell Fund Distributors, Inc., and advised by Russell Investment Management Company ("RIMCo"). Effective July 1, 2006 RIMCo changed its name from Frank Russell Investment Management Company.

Russell Investment Group and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. Index performance is not indicative of the performance of any specific investment. Indexes are not managed and may not be invested in directly.

RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 93.1%
Auto and Transportation - 3.6%
American Axle & Manufacturing Holdings, Inc. (N)       14,200             295
Autoliv, Inc.                                           8,800             531
BorgWarner, Inc.                                        7,000             480
Burlington Northern Santa Fe Corp.                    123,118           9,894
CH Robinson Worldwide, Inc.                            65,950           3,499
CSX Corp.                                             367,400          13,517
FedEx Corp.                                            78,341           8,649
General Motors Corp. (N)                               18,500             607
Magna International, Inc. Class A                       3,550             277
Navistar International Corp. (AE)(N)                  151,200           6,689
Norfolk Southern Corp.                                 44,500           2,209
Southwest Airlines Co.                                 26,300             397
Toyota Motor Corp. - ADR                               29,293           3,860
Union Pacific Corp.                                    53,342           5,388
United Parcel Service, Inc. Class B                    22,000           1,590
US Airways Group, Inc. (AE)                            75,288           4,215
Visteon Corp. (AE)(N)                                 233,650           1,869
                                                                 ------------
                                                                       63,966
                                                                 ------------

Consumer Discretionary - 13.7%
Abercrombie & Fitch Co. Class A                        16,900           1,344
Accenture, Ltd. Class A                                77,750           2,935
Advance Auto Parts, Inc.                               28,100           1,066
Big Lots, Inc. (AE)(N)                                 17,400             451
Black & Decker Corp.                                    4,800             419
Carnival Corp.                                         24,800           1,279
CBS Corp. Class B                                      43,200           1,347
Coach, Inc. (AE)                                       67,870           3,112
Costco Wholesale Corp.                                 84,900           4,770
Dollar General Corp. (N)                               76,400           1,294
eBay, Inc. (AE)                                        66,100           2,141
Electronic Arts, Inc. (AE)                            190,600           9,530
Family Dollar Stores, Inc.                              8,400             272
Federated Department Stores, Inc.                     218,832           9,079
Focus Media Holding, Ltd. - ADR (AE)                   25,250           2,087
Four Seasons Hotels, Inc.                              52,879           4,403
GameStop Corp. Class A (AE)(N)                         25,850           1,381
Gannett Co., Inc.                                      16,800             977
Gap, Inc. (The)                                       104,000           1,994
Google, Inc. Class A (AE)                              51,268          25,701
Harman International Industries, Inc.                  12,600           1,192
Hewitt Associates, Inc. Class A (AE)                  113,000           3,044
Idearc, Inc. (AE)(N)                                    3,198             104
Intercontinental Hotels Group PLC - ADR               147,100           3,698
International Game Technology                          69,140           3,005
Interpublic Group of Cos., Inc. (AE)(N)                40,900             538
JC Penney Co., Inc.                                    36,000           2,925
Jones Apparel Group, Inc.                              15,700             536
Kimberly-Clark Corp.                                    6,350             441

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Kohl's Corp. (AE)(N)                                   30,900           2,191
Las Vegas Sands Corp. (AE)(N)                         133,067          13,848
Liberty Global, Inc. Class A (AE)(N)                        1              --
Liberty Global, Inc. Series C (AE)                     22,986             649
Liberty Media Holding Corp.
   Series A (AE)                                       29,962           3,065
Limited Brands, Inc.                                   21,650             605
Liz Claiborne, Inc. (N)                                64,600           2,868
Lowe's Cos., Inc.                                     156,575           5,278
Mattel, Inc.                                           37,500             913
McDonald's Corp.                                      399,800          17,731
McGraw-Hill Cos., Inc. (The)                           44,100           2,958
MGM Mirage (AE)(N)                                     80,267           5,616
Monster Worldwide, Inc. (AE)                           41,100           2,031
News Corp. Class A                                    106,140           2,468
Nike, Inc. Class B                                     61,500           6,077
Nordstrom, Inc.                                        17,421             971
Nutri System, Inc. (AE)(N)                             20,570             906
Office Depot, Inc. (AE)                                13,700             512
Pinnacle Entertainment, Inc. (AE)                      22,935             792
Polo Ralph Lauren Corp. Class A                        20,600           1,690
Quiksilver, Inc. (AE)(N)                              169,900           2,414
RadioShack Corp. (N)                                   26,800             592
Saks, Inc. (N)                                         16,300             306
Sears Holdings Corp. (AE)                               8,800           1,555
Staples, Inc.                                         229,100           5,892
Starbucks Corp. (AE)                                  405,284          14,161
Starwood Hotels & Resorts Worldwide, Inc. (o)          90,198           5,645
Station Casinos, Inc. (N)                              34,831           2,898
Target Corp.                                          163,790          10,050
Tech Data Corp. (AE)                                   10,600             394
Time Warner, Inc.                                     338,700           7,407
Tribune Co.                                            22,100             675
Under Armour, Inc. Class A (AE)(N)                     24,500           1,245
Urban Outfitters, Inc. (AE)(N)                        108,600           2,650
VF Corp.                                                7,500             569
Viacom, Inc. Class A (AE)                             191,520           7,789
Wal-Mart Stores, Inc.                                 138,800           6,619
Walt Disney Co. (The)                                  15,300             538
Wendy's International, Inc.                            15,800             537
Wynn Resorts, Ltd. (N)                                 15,145           1,692
XM Satellite Radio Holdings, Inc. Class A
   (AE)(N)                                            253,250           3,599
Yum! Brands, Inc.                                      54,775           3,287
                                                                 ------------
                                                                      242,748
                                                                 ------------

                                                                Equity I Fund  3

RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Consumer Staples - 6.8%
Altria Group, Inc.                                    338,839          29,611
Coca-Cola Co. (The)                                   108,107           5,176
Coca-Cola Enterprises, Inc.                            27,100             556
Colgate-Palmolive Co.                                  70,000           4,781
ConAgra Foods, Inc.                                    11,300             291
Constellation Brands, Inc. Class A (AE)(N)            120,700           2,986
CVS Corp.                                              91,950           3,094
Diageo PLC - ADR                                       59,340           4,672
General Mills, Inc.                                     3,700             212
Heineken NV - ADR                                      73,888           1,866
HJ Heinz Co.                                           13,500             636
Kellogg Co.                                             8,100             399
Kroger Co. (The)                                       35,400             906
Molson Coors Brewing Co. Class B                       36,600           2,957
PepsiCo, Inc.                                         350,023          22,835
Procter & Gamble Co.                                  451,228          29,271
Safeway, Inc.                                          31,800           1,146
Sara Lee Corp.                                         40,100             688
Smithfield Foods, Inc. (AE)(N)                          8,400             221
Tyson Foods, Inc. Class A                              64,450           1,144
UST, Inc. (N)                                          11,200             643
Walgreen Co. (N)                                      157,300           7,126
                                                                 ------------
                                                                      121,217
                                                                 ------------

Financial Services - 20.5%
ACE, Ltd.                                               5,300             306
Allstate Corp. (The)                                  123,860           7,451
American Express Co.                                  150,300           8,750
American International Group, Inc.                    390,000          26,695
Annaly Capital Management, Inc. (o)                   303,700           4,185
AON Corp.                                              21,650             776
Astoria Financial Corp.                                 8,400             249
Bank of America Corp.                                 589,671          31,005
Bank of New York Co., Inc. (The) (N)                   83,100           3,325
BB&T Corp.                                             12,800             541
Capital One Financial Corp.                            64,371           5,175
CB Richard Ellis Group, Inc. Class A (AE)              80,105           3,013
Charles Schwab Corp. (The)                            179,880           3,403
Chicago Mercantile Exchange Holdings, Inc. Class
   A                                                    5,810           3,273
Chubb Corp.                                            40,700           2,118
Citigroup, Inc.                                       538,471          29,686
Comerica, Inc. (N)                                     13,200             783
Countrywide Financial Corp.                           315,400          13,714
Fannie Mae                                            293,580          16,596
Fidelity National Financial, Inc. Class A              38,441             913
Fifth Third Bancorp                                     4,800             191
First American Corp.                                   78,200           3,314
Freddie Mac                                            80,450           5,224

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Genworth Financial, Inc. Class A                      338,890          11,827
Goldman Sachs Group, Inc.                             141,585          30,039
Hartford Financial Services Group, Inc.                63,730           6,049
Hudson City Bancorp, Inc.                              48,900             673
IndyMac Bancorp, Inc. (N)                              75,200           2,925
IntercontinentalExchange, Inc. (AE)                    17,960           2,345
iShares Russell 1000 Value Index Fund                  33,100           2,770
JPMorgan Chase & Co.                                  551,200          28,073
KeyCorp                                                26,500           1,011
Lehman Brothers Holdings, Inc.                        106,844           8,787
Lincoln National Corp.                                  5,200             349
Loews Corp.                                             8,650             376
MBIA, Inc. (N)                                         11,100             797
Merrill Lynch & Co., Inc.                             146,500          13,707
Metlife, Inc.                                         174,440          10,836
MGIC Investment Corp. (N)                              23,500           1,450
Morgan Stanley                                         53,900           4,462
National City Corp. (N)                                37,010           1,401
Old Republic International Corp.                       28,600             638
PartnerRe, Ltd. (N)                                     5,300             360
Paychex, Inc.                                         189,600           7,586
PMI Group, Inc. (The)                                  21,700           1,038
PNC Financial Services Group, Inc.                     42,370           3,126
RenaissanceRe Holdings, Ltd.                           33,875           1,804
St. Paul Travelers Cos., Inc. (The)                   128,614           6,540
SunTrust Banks, Inc.                                   56,030           4,656
Torchmark Corp.                                         3,400             221
UBS AG                                                201,995          12,728
UnumProvident Corp. (N)                                63,000           1,386
US Bancorp                                              7,974             284
Wachovia Corp.                                        166,500           9,407
Waddell & Reed Financial, Inc. Class A                  9,200             236
Washington Mutual, Inc. (N)                            59,335           2,646
Wells Fargo & Co.                                     329,935          11,851
Western Union Co. (The)                                63,900           1,428
XL Capital, Ltd. Class A                                4,750             328
                                                                 ------------
                                                                      364,826
                                                                 ------------

Health Care - 11%
Abbott Laboratories                                   116,400           6,169
Allergan, Inc.                                         39,403           4,599
AmerisourceBergen Corp. Class A                        16,300             854
Amgen, Inc. (AE)                                       83,943           5,907
Amylin Pharmaceuticals, Inc. (AE)(N)                   50,053           1,941
Baxter International, Inc.                            188,450           9,358
Biogen Idec, Inc. (AE)                                 36,400           1,760

 4  Equity I Fund

RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
BioMarin Pharmaceuticals, Inc. (AE)                    36,800             697
Boston Scientific Corp. (AE)                           86,195           1,590
Bristol-Myers Squibb Co.                              111,700           3,216
Caremark Rx, Inc.                                      44,000           2,695
Celgene Corp. (AE)(N)                                  71,516           3,839
Community Health Systems, Inc. (AE)(N)                 47,600           1,702
Covance, Inc. (AE)                                     43,860           2,704
Eli Lilly & Co.                                        76,558           4,143
Genentech, Inc. (AE)                                  244,081          21,325
Genzyme Corp. (AE)                                     38,688           2,543
Gilead Sciences, Inc. (AE)                            105,450           6,783
Hospira, Inc. (AE)                                     39,100           1,438
Human Genome Sciences, Inc. (AE)(N)                   190,000           2,238
Humana, Inc. (AE)                                      13,795             766
Intuitive Surgical, Inc. (AE)(N)                       19,220           1,891
Invitrogen Corp. (AE)(N)                               44,600           2,731
Johnson & Johnson                                     210,850          14,085
McKesson Corp.                                         46,500           2,592
Medco Health Solutions, Inc. (AE)                      55,379           3,279
Medtronic, Inc.                                        28,158           1,505
Merck & Co., Inc.                                     232,794          10,418
New River Pharmaceuticals, Inc. (AE)(N)                20,905           1,169
Novartis AG - ADR                                     197,990          11,422
Omnicare, Inc. (N)                                    125,300           5,036
PDL BioPharma, Inc. (AE)(N)                           122,700           2,517
Pfizer, Inc.                                          172,200           4,518
Schering-Plough Corp.                                  33,900             847
Sepracor, Inc. (AE)(N)                                 12,500             713
St. Jude Medical, Inc. (AE)                            42,140           1,802
Stryker Corp.                                          96,200           5,959
Tenet Healthcare Corp. (AE)(N)                         67,200             474
Thermo Fisher Scientific, Inc. (AE)                   155,820           7,456
UnitedHealth Group, Inc.                              309,715          16,186
Vertex Pharmaceuticals, Inc. (AE)(N)                  101,300           3,581
WellPoint, Inc. (AE)                                   26,832           2,103
Wyeth                                                 164,580           8,132
                                                                 ------------
                                                                      194,683
                                                                 ------------

Integrated Oils - 4.3%
BP PLC - ADR                                            5,400             343
Chevron Corp.                                         163,651          11,927
ConocoPhillips                                        109,760           7,289
Exxon Mobil Corp. (N)                                 299,960          22,227
Hess Corp.                                            345,040          18,629
Marathon Oil Corp.                                     41,600           3,758
Occidental Petroleum Corp.                             57,700           2,675
Total SA - ADR                                        152,230          10,359
                                                                 ------------
                                                                       77,207
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Materials and Processing - 4.0%
Air Products & Chemicals, Inc.                          3,743             279
Alcoa, Inc. (N)                                        31,100           1,005
Arcelor Mittal Class A                                  8,800             408
Archer-Daniels-Midland Co.                             62,360           1,996
Ashland, Inc.                                           8,500             591
Avery Dennison Corp.                                    3,400             232
Bunge, Ltd. (N)                                        28,540           2,196
Cameco Corp.                                          212,200           8,091
Carpenter Technology Corp.                             35,800           4,192
Celanese Corp. Class A (N)                            102,200           2,683
Cytec Industries, Inc.                                 17,850           1,039
Dow Chemical Co. (The)                                 37,500           1,558
EI Du Pont de Nemours & Co.                            40,850           2,025
Hercules, Inc. (AE)                                    23,400             459
Imperial Chemical Industries PLC - ADR (N)             80,900           2,942
International Paper Co.                                 9,000             303
Louisiana-Pacific Corp.                                 7,600             174
Lubrizol Corp.                                         12,050             621
Masco Corp.                                           131,690           4,213
Monsanto Co.                                          150,890           8,313
PPG Industries, Inc. (N)                               46,940           3,112
Praxair, Inc.                                          99,488           6,274
Rio Tinto PLC - ADR (N)                                31,650           6,843
Smurfit-Stone Container Corp. (AE)                     39,000             421
Sonoco Products Co.                                     6,300             243
St. Joe Co. (The) (N)                                  30,940           1,791
Syngenta AG - ADR                                      87,403           3,240
Temple-Inland, Inc.                                   102,600           5,124
United States Steel Corp.                               7,800             651
                                                                 ------------
                                                                       71,019
                                                                 ------------

Miscellaneous - 3.4%
3M Co.                                                 59,600           4,428
Eaton Corp.                                            12,200             956
General Electric Co.                                  999,867          36,045
Honeywell International, Inc.                          85,000           3,884
SPX Corp.                                               8,950             628
Textron, Inc.                                         105,318           9,812
Tyco International, Ltd.                              135,150           4,309
                                                                 ------------
                                                                       60,062
                                                                 ------------

Other Energy - 3.4%
Apache Corp.                                           26,000           1,897
Baker Hughes, Inc.                                     96,900           6,689
Cameron International Corp. (AE)                       56,312           2,956
Consol Energy, Inc.                                    63,050           2,171
Devon Energy Corp.                                     57,410           4,024
Halliburton Co.                                       209,600           6,192

                                                                Equity I Fund  5

RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Massey Energy Co. (N)                                 214,450           5,080
NRG Energy, Inc. (AE)(N)                               15,330             919
Range Resources Corp. (N)                              49,072           1,506
Reliant Energy, Inc. (AE)(N)                          681,450          10,140
Schlumberger, Ltd.                                    189,352          12,022
XTO Energy, Inc.                                      135,750           6,851
                                                                 ------------
                                                                       60,447
                                                                 ------------

Producer Durables - 5.9%
AGCO Corp. (AE)(N)                                    135,100           4,589
Agilent Technologies, Inc. (AE)                        90,350           2,891
Alcatel-Lucent - ADR                                  206,600           2,686
American Power Conversion Corp.                        92,700           2,850
Boeing Co.                                            120,552          10,797
Bombardier, Inc. (AE)                                 534,050           2,019
Caterpillar, Inc.                                      55,700           3,569
Centex Corp.                                           78,200           4,198
Crown Castle International Corp. (AE)(N)               87,250           3,068
Cummins, Inc.                                           3,900             525
Deere & Co.                                            81,990           8,222
Emerson Electric Co.                                   92,700           4,169
Goodrich Corp.                                         57,950           2,841
Ingersoll-Rand Co., Ltd. Class A                        8,800             377
KB Home (N)                                            48,363           2,622
Kla-Tencor Corp.                                       89,050           4,384
Lennar Corp. Class A (N)                               36,384           1,979
Lexmark International, Inc. Class A (AE)(N)             5,800             366
Lockheed Martin Corp.                                 158,665          15,421
Nokia OYJ - ADR                                        79,000           1,746
Northrop Grumman Corp.                                108,660           7,708
Pitney Bowes, Inc.                                      3,500             167
Pulte Homes, Inc.                                      94,550           3,247
Roper Industries, Inc. (N)                             43,400           2,253
United Technologies Corp.                             186,178          12,664
                                                                 ------------
                                                                      105,358
                                                                 ------------

Technology - 11.9%
Adobe Systems, Inc. (AE)                               72,600           2,822
Akamai Technologies, Inc. (AE)(N)                      46,010           2,585
Apple, Inc. (AE)                                      203,330          17,432
Arrow Electronics, Inc. (AE)                           16,500             582
AU Optronics Corp. - ADR (N)                          262,196           3,521
Avnet, Inc. (AE)                                       20,400             633
BearingPoint, Inc. (AE)(N)                            263,400           2,110
Broadcom Corp. Class A (AE)                           160,310           5,117
Celestica, Inc. (AE)(N)                               161,850             965
Cisco Systems, Inc. (AE)                              673,419          17,906
Corning, Inc. (AE)                                    210,650           4,390
Dell, Inc. (AE)                                       435,850          10,569
Electronic Data Systems Corp.                          17,000             447
EMC Corp. (AE)                                        147,300           2,061

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
F5 Networks, Inc. (AE)                                 23,470           1,677
Flextronics International, Ltd. (AE)                   20,450             238
General Dynamics Corp.                                 73,818           5,769
Hewlett-Packard Co.                                   578,177          25,024
Intel Corp.                                           657,387          13,779
International Business Machines Corp.                  50,400           4,997
International Rectifier Corp. (AE)                     52,300           2,182
JDS Uniphase Corp. (AE)(N)                            281,100           4,998
L-3 Communications Holdings, Inc.                      42,100           3,467
Marvell Technology Group, Ltd. (AE)                    36,408             666
Maxim Integrated Products, Inc.                        60,600           1,867
Microsoft Corp.                                       454,613          14,029
Motorola, Inc.                                        279,200           5,542
National Semiconductor Corp.                          112,600           2,604
Nvidia Corp. (AE)                                      78,310           2,400
Oracle Corp. (AE)                                     194,060           3,330
PerkinElmer, Inc.                                     130,300           3,110
Qualcomm, Inc.                                        436,700          16,446
Raytheon Co.                                           10,100             524
Research In Motion, Ltd. (AE)                          65,260           8,339
Salesforce.com, Inc. (AE)(N)                           69,250           3,035
SanDisk Corp. (AE)(N)                                 111,100           4,466
Sanmina-SCI Corp. (AE)                                132,400             463
Seagate Technology, Inc. (AE)                           9,400              --
Solectron Corp. (AE)(N)                                97,600             317
Sun Microsystems, Inc. (AE)                           515,630           3,424
Sunpower Corp. Class A (AE)(N)                         30,200           1,338
Texas Instruments, Inc.                               221,570           6,911
                                                                 ------------
                                                                      212,082
                                                                 ------------

Utilities - 4.5%
Ameren Corp.                                            5,100             271
America Movil SA de CV Series L                        53,814           2,387
American Electric Power Co., Inc.                      20,400             888
AT&T, Inc.                                            458,938          17,270
Comcast Corp. Class A (AE)                            318,757          14,127
Dominion Resources, Inc.                              142,900          11,855
Embarq Corp.                                           55,338           3,072
Entergy Corp.                                           8,100             752
FPL Group, Inc. (N)                                    50,600           2,866
Level 3 Communications, Inc. (AE)(N)                  159,500             991
NII Holdings, Inc. (AE)                                46,600           3,439
Progress Energy, Inc. (N)                               3,100             147
Progress Energy, Inc. - CVO                             3,200               1
Sprint Nextel Corp.                                   549,910           9,805
Time Warner Telecom, Inc. Class A (AE)                 58,640           1,365

 6  Equity I Fund

RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
TXU Corp.                                              80,230           4,339
Verizon Communications, Inc.                          168,479           6,490
                                                                 ------------
                                                                       80,065
                                                                 ------------

TOTAL COMMON STOCKS
(cost $1,369,463)                                                   1,653,680
                                                                 ------------

PREFERRED STOCKS - (0.0%)
Producer Durables - (0.0%)
General Motors Corp.                                   36,350             867
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $618)                                                               867
                                                                 ------------

SHORT-TERM INVESTMENTS - 6.6%
Russell Investment Company
   Money Market Fund                              110,959,285         110,959
United States Treasury Bills (c)(z)(sec.)
   4.968% due 03/15/07                                  6,000           5,966
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $116,925)                                                       116,925
                                                                 ------------

OTHER SECURITIES - 8.3%
Russell Investment Company
   Money Market Fund (X)                           36,362,727          36,363
State Street Securities Lending
   Quality Trust (X)                              110,867,428         110,867
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $147,230)                                                       147,230
                                                                 ------------

TOTAL INVESTMENTS - 108.0%
(identified cost $1,634,236)                                        1,918,702

OTHER ASSETS AND LIABILITIES,
NET - 8.0%                                                           (142,454)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,776,248
                                                                 ============

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 1000 Index
   expiration date 03/07 (16)                               6,298                 75

Russell 1000 Mini Index (CME)
   expiration date 03/07 (40)                               3,148                 41

S&P 500 E-Mini Index (CME)
   expiration date 03/07 (191)                             13,781                125

S&P 500 Index (CME)
   expiration date 03/07 (184)                             66,378                940

S&P Midcap 400 E-Mini Index (CME)
   expiration date 03/07 (318)                             26,613                441
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                      1,622
                                                                     ===============

           See accompanying notes which are an integral part of the schedules of investments.

                                                                Equity I Fund  7

RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 95.4%
Auto and Transportation - 4.1%
AAR Corp. (AE)(N)                                      39,300           1,171
Aftermarket Technology Corp. (AE)                       8,400             181
American Commercial Lines, Inc. (AE)(N)                10,200             718
AMR Corp. (AE)                                         17,000             630
Arctic Cat, Inc. (N)                                    9,100             168
ArvinMeritor, Inc. (N)                                 85,569           1,647
Autoliv, Inc. (N)                                       9,200             555
Bristow Group, Inc. (AE)(N)                            30,275           1,131
Commercial Vehicle Group, Inc. (AE)                     7,900             160
Continental Airlines, Inc. Class A (AE)                 4,807             199
Dana Corp. (N)                                        116,600             138
Danaos Corp.                                            9,100             220
DryShips, Inc. (N)                                     41,528             709
ExpressJet Holdings, Inc. Class A (AE)                 70,843             553
Freightcar America, Inc.                                1,932             112
Frozen Food Express Industries (N)                     59,058             498
Grupo Aeroportuario del Centro Norte Sab de CV -
   ADR (AE)                                            28,500             691
Grupo Aeroportuario del Sureste SAB de CV - ADR        15,800             687
Gulfmark Offshore, Inc. (AE)                           11,121             402
Heartland Express, Inc.                                 9,900             168
Horizon Lines, Inc. Class A                            37,043           1,102
HUB Group, Inc. Class A (AE)                           16,667             498
Kansas City Southern (AE)(N)                           14,200             427
Laidlaw International, Inc.                            35,300           1,049
Lear Corp.                                             25,700             870
Modine Manufacturing Co.                                5,600             147
Navistar International Corp. (AE)(N)                   27,100           1,199
OMI Corp. (N)                                          31,330             691
PAM Transportation Services (AE)                        6,300             138
Republic Airways Holdings, Inc. (AE)                   16,800             321
Saia, Inc. (AE)                                        16,477             439
Skywest, Inc.                                          20,227             549
Standard Motor Products, Inc.                          10,732             170
StealthGas, Inc.                                       54,584             663
Teekay Shipping Corp. (N)                              20,213           1,015
Tidewater, Inc. (N)                                    20,800           1,073
TRW Automotive Holdings Corp. (AE)                     30,600             800
US Xpress Enterprises, Inc. Class A (AE)               17,000             314
UTI Worldwide, Inc.                                    81,364           2,473
Visteon Corp. (AE)(N)                                  28,100             225
Vitran Corp., Inc. Class A (AE)                        38,400             676
Wabtec Corp.                                            4,441             142
YRC Worldwide, Inc. (AE)(N)                            21,000             931
                                                                 ------------
                                                                       26,650
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Consumer Discretionary - 19.1%
24/7 Real Media, Inc. (AE)(N)                          64,200             649
Abercrombie & Fitch Co. Class A                        12,403             987
ABM Industries, Inc.                                    9,223             238
Activision, Inc. (AE)                                 196,361           3,344
Adesa, Inc.                                            15,000             435
Advance Auto Parts, Inc.                               14,000             531
Advisory Board Co. (The) (AE)                          30,389           1,711
AFC Enterprises (AE)(N)                                12,600             211
Alloy, Inc. (AE)                                        5,710              68
American Eagle Outfitters, Inc.                        19,050             617
American Greetings Corp. Class A                       15,910             382
American Woodmark Corp.                                13,542             609
AMN Healthcare Services, Inc. (AE)                     62,100           1,607
aQuantive, Inc. (AE)                                   51,662           1,385
Asbury Automotive Group, Inc.                          13,513             331
Autonation, Inc. (AE)(N)                               11,900             267
Baidu.com - ADR (AE)                                   21,135           2,641
Bare Escentuals, Inc. (AE)(N)                          29,358           1,071
Barnes & Noble, Inc.                                    9,100             354
Bebe Stores, Inc.                                      70,303           1,302
Big Lots, Inc. (AE)                                    71,098           1,844
Blockbuster, Inc. Class A (AE)                         71,517             464
Bob Evans Farms, Inc.                                  13,352             454
Books-A-Million, Inc. Class A                           5,101              97
Bowne & Co., Inc.                                      10,500             158
Bright Horizons Family Solutions, Inc. (AE)            15,900             623
Brown Shoe Co., Inc.                                   17,110             930
Buckle, Inc. (The)                                      8,550             287
Carmax, Inc. (AE)(N)                                   37,000           2,125
CBRL Group, Inc. (N)                                    1,984              93
CCA Industries, Inc. (AE)                              26,238             292
CEC Entertainment, Inc. (AE)                           24,700           1,045
Central Parking Corp. (N)                               8,156             162
Cenveo, Inc. (AE)                                       6,900             161
Charlotte Russe Holding, Inc. (AE)                        997              30
Chemed Corp.                                           18,105             661
Children's Place Retail Stores, Inc. (The) (AE)        22,127           1,200
Chipotle Mexican Grill, Inc. Class A (AE)(N)            6,200             368
Churchill Downs, Inc.                                   1,900              79
Citadel Broadcasting Corp. (N)                         10,200             108
CMGI, Inc. (AE)                                       174,723             222
Coinstar, Inc. (AE)                                    12,881             390
Consolidated Graphics, Inc. (AE)                        8,700             539
Convergys Corp. (AE)                                   50,600           1,318
Core-Mark Holding Co., Inc. (AE)(N)                     2,300              72
Corinthian Colleges, Inc. (AE)(N)                      37,100             485
Corporate Executive Board Co.                          18,546           1,683

 8  Equity II Fund

RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
CRA International, Inc. (AE)                            5,221             282
CROCS, Inc. (AE)(N)                                    53,500           2,693
CSK Auto Corp. (AE)                                    15,100             250
CSS Industries, Inc.                                    1,100              40
DeVry, Inc. (N)                                        38,800           1,093
Dick's Sporting Goods, Inc. (AE)(N)                     4,700             242
Dillard's, Inc. Class A                                34,100           1,171
Dolby Laboratories, Inc. Class A (AE)                  60,400           2,023
Dollar Tree Stores, Inc. (AE)                          46,300           1,457
DreamWorks Animation SKG, Inc. Class A (AE)(N)         26,100             736
Dress Barn, Inc. (AE)                                  15,163             341
DSW, Inc. Class A (AE)                                 11,360             455
Earthlink, Inc. (AE)(N)                                74,600             545
Electronic Arts, Inc. (AE)                             33,766           1,688
Elizabeth Arden, Inc. (AE)(N)                          15,700             297
Ethan Allen Interiors, Inc. (N)                        21,789             821
Ezcorp, Inc. Class A (AE)                              29,112             487
Family Dollar Stores, Inc.                             17,100             554
Federated Department Stores, Inc.                      21,413             888
Focus Media Holding, Ltd. - ADR (AE)                   21,900           1,810
Foot Locker, Inc.                                      80,563           1,808
Forrester Research, Inc. (AE)                          41,474           1,168
FTD Group, Inc. (AE)                                   26,400             487
GameStop Corp. Class A (AE)                            25,434           1,359
Gmarket, Inc. - ADR (N)                                39,700             850
Great Wolf Resorts, Inc. (AE)                          18,400             260
Group 1 Automotive, Inc. (N)                           13,400             710
Guess?, Inc. (AE)(N)                                   31,900           2,300
Gymboree Corp. (AE)                                    13,497             584
Hasbro, Inc.                                           42,600           1,210
Haverty Furniture Cos., Inc.                           14,225             218
Helen of Troy, Ltd. (AE)(N)                            57,235           1,380
Home Solutions of America, Inc. (AE)(N)               108,000             692
Iconix Brand Group, Inc. (AE)(N)                      121,469           2,418
ICT Group, Inc. (AE)                                    6,081             173
IKON Office Solutions, Inc.                            35,700             532
infoUSA, Inc.                                          50,818             610
Interstate Hotels & Resorts, Inc. (AE)                 28,316             208
ITT Educational Services, Inc. (AE)(N)                 14,600           1,133
J Crew Group, Inc. (AE)(N)                             32,200           1,170
Jack in the Box, Inc. (AE)                             18,293           1,130
Jakks Pacific, Inc. (AE)(N)                            18,100             367
Jones Apparel Group, Inc.                              17,916             612
JOS A Bank Clothiers, Inc. (AE)(N)                     21,000             650
Journal Register Co.                                   31,600             221
K-Swiss, Inc. Class A                                  15,700             496
K2, Inc. (AE)                                          46,459             561
Kellwood Co.                                           17,752             582
Kenneth Cole Productions, Inc. Class A (N)              4,000              95
Knology, Inc. (AE)                                      5,262              70
Knot, Inc. (The) (AE)(N)                               28,500             860

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Korn/Ferry International (AE)(N)                       74,741           1,785
Lakes Entertainment, Inc. (AE)(N)                       7,200              62
Leapfrog Enterprises, Inc. Class A (AE)(N)             34,800             373
Lee Enterprises, Inc. (N)                              31,175           1,036
Libbey, Inc. (N)                                        7,900              94
LIFE TIME Fitness, Inc. (AE)(N)                        51,100           2,770
Lightbridge, Inc. (AE)(N)                              17,739             285
Liz Claiborne, Inc. (N)                                19,019             844
LKQ Corp. (AE)                                         27,646             592
Lodgenet Entertainment Corp. (AE)                      13,344             363
Maidenform Brands, Inc. (AE)                            8,966             180
McClatchy Co. Class A (N)                              37,863           1,465
McCormick & Schmick's Seafood Restaurants, Inc.
   (AE)                                                 3,700              93
Men's Wearhouse, Inc. (The)                            31,500           1,353
Meredith Corp.                                         18,800           1,108
Morton's Restaurant Group, Inc. (AE)                    3,500              65
Mothers Work, Inc. (AE)                                 2,779              93
Movado Group, Inc.                                      4,300             123
Movie Gallery, Inc. (AE)                               14,599              56
MPS Group, Inc. (AE)                                   59,806             896
Navarre Corp. (AE)(N)                                   6,200              25
O'Charleys, Inc. (AE)                                  32,535             691
O'Reilly Automotive, Inc. (AE)                         36,969           1,291
OfficeMax, Inc.                                        26,000           1,256
On Assignment, Inc. (AE)                               42,500             549
Orient-Express Hotels, Ltd. Class A                    41,214           1,964
Pacific Sunwear of California, Inc. (AE)(N)            36,422             714
Payless Shoesource, Inc. (AE)                          18,514             629
Penn National Gaming, Inc. (AE)                        28,952           1,269
Perry Ellis International, Inc. (AE)                   28,452             856
Phillips-Van Heusen Corp.                              58,079           3,203
Pier 1 Imports, Inc. (N)                               64,500             437
Prestige Brands Holdings, Inc. (AE)                    17,700             225
Priceline.com, Inc. (AE)                               23,400             997
Quiksilver, Inc. (AE)(N)                               46,800             665
RadioShack Corp. (N)                                   26,300             581
RC2 Corp. (AE)                                          3,056             121
Rent-A-Center, Inc. Class A (AE)                       35,300           1,040
Republic Services, Inc. Class A                        32,816           1,419
Retail Ventures, Inc. (AE)                              7,099             140
Rush Enterprises, Inc. Class A (AE)                     6,800             125
Scholastic Corp. (AE)(N)                               48,581           1,717
Service Corp. International                            44,200             471
Shoe Carnival, Inc. (AE)                                9,372             298

                                                               Equity II Fund  9

RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sirva, Inc. (AE)                                       28,400              88
Skechers USA, Inc. Class A (AE)                         4,000             142
Sonic Automotive, Inc. Class A                         18,300             574
Spanish Broadcasting System, Inc. Class A
   (AE)(N)                                             17,700              72
Stage Stores, Inc.                                     15,506             498
Standard Parking Corp. (AE)                             3,024             115
Stanley Furniture Co., Inc.                             3,683              79
Steak N Shake Co. (The) (AE)                            1,900              34
Stewart Enterprises, Inc. Class A                      14,000             100
Sturm Ruger & Co., Inc. (AE)                            8,624              90
Take-Two Interactive Software, Inc. (AE)(N)            27,800             483
TeleTech Holdings, Inc. (AE)(N)                        61,500           1,657
Topps Co., Inc. (The) (N)                              24,600             242
Tractor Supply Co. (AE)                                21,022           1,058
Triarc Cos., Inc. Class A                              30,100             588
Under Armour, Inc. Class A (AE)(N)                     22,600           1,148
Unifirst Corp.                                          2,900             120
United Online, Inc.                                    69,044             969
Urban Outfitters, Inc. (AE)(N)                         34,900             852
Viad Corp.                                             12,800             537
VistaPrint, Ltd. (AE)(N)                               14,400             620
Warnaco Group, Inc. (The) (AE)                         15,600             441
Washington Post Co. (The) Class B (N)                     896             683
Waste Connections, Inc. (AE)                           24,004           1,046
Watson Wyatt Worldwide, Inc. Class A                    2,000              89
West Marine, Inc. (AE)                                 11,448             199
WMS Industries, Inc. (AE)(N)                           13,400             531
                                                                 ------------
                                                                      124,791
                                                                 ------------

Consumer Staples - 1.7%
Alliance One International, Inc. (AE)                 141,421           1,085
Boston Beer Co., Inc. Class A (AE)(N)                   4,600             162
Coca-Cola Bottling Co. Consolidated                     8,320             522
Dean Foods Co. (AE)                                    11,100             491
Del Monte Foods Co.                                    52,000             596
Imperial Sugar Co. (N)                                 15,600             486
J&J Snack Foods Corp.                                   2,833             117
Loews Corp. - Carolina Group                           18,600           1,275
McCormick & Co., Inc.                                  26,300           1,027
Molson Coors Brewing Co. Class B                       26,700           2,157
Nash Finch Co.                                          5,398             156
NBTY, Inc. (AE)                                        19,029             987
Pathmark Stores, Inc. (AE)                             21,700             238
PepsiAmericas, Inc.                                    16,300             359
Premium Standard Farms, Inc.                           21,207             403
Reddy Ice Holdings, Inc.                               11,497             298
Ruddick Corp.                                           4,800             133
Schweitzer-Mauduit International, Inc.                  8,643             210
Spartan Stores, Inc.                                   20,996             497

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Universal Corp.                                           963              46
Weis Markets, Inc.                                      2,220              96
                                                                 ------------
                                                                       11,341
                                                                 ------------

Financial Services - 16.8%
Accredited Home Lenders Holding Co. (AE)                7,690             214
Advance America Cash Advance Centers, Inc.              9,700             135
Advent Software, Inc. (AE)(N)                          54,800           1,959
Affiliated Managers Group, Inc. (AE)                   29,786           3,318
AG Edwards, Inc.                                        7,934             525
Alliance Data Systems Corp. (AE)                       59,940           4,072
AMB Property Corp. (o)                                 17,900           1,089
American Financial Group, Inc.                          8,400             297
American Home Mortgage Investment Corp. (o)(N)         25,404             888
American Physicians Capital, Inc. (AE)                  2,300              89
Amerisafe, Inc. (AE)                                   15,801             261
Annaly Capital Management, Inc. (o)                    59,500             820
Anthracite Capital, Inc. (o)                            5,807              79
Anworth Mortgage Asset Corp. (o)                       45,500             418
Apollo Investment Corp.                                43,200             959
Arbor Realty Trust, Inc. (o)(N)                         5,200             166
Arch Capital Group, Ltd. (AE)                           7,700             497
Ares Capital Corp.                                     41,000             813
Argonaut Group, Inc. (AE)                               9,175             308
Arthur J Gallagher & Co. (N)                           25,400             728
Ashford Hospitality Trust, Inc. (o)                    59,720             735
Aspen Insurance Holdings, Ltd.                         29,401             753
Asset Acceptance Capital Corp. (AE)                     4,100              63
Assurant, Inc.                                         35,118           1,952
Axis Capital Holdings, Ltd.                            21,672             714
Bancfirst Corp.                                         2,500             122
Bankunited Financial Corp. Class A (N)                 52,135           1,438
Banner Corp.                                            3,000             129
Bear Stearns Cos., Inc. (The) (N)                       6,340           1,045
BOK Financial Corp.                                     4,720             251
Bristol West Holdings, Inc.                             1,000              17
Capital Trust, Inc. Class A (o)(N)                     19,700             977
CapitalSource, Inc. (o)(N)                             29,000             806
Cash America International, Inc.                       23,415           1,000
CBL & Associates Properties, Inc. (o)                   7,900             371
Central Pacific Financial Corp.                        11,214             438
CharterMac (N)                                          3,900              82
Chemical Financial Corp. (N)                            3,990             119
Chittenden Corp. (N)                                   14,600             445
CIT Group, Inc.                                        12,100             713
City Bank (N)                                           2,553              87
City Holding Co.                                        2,529             101

 10  Equity II Fund

RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
CNA Surety Corp. (AE)                                  34,270             728
Colonial BancGroup, Inc. (The) (N)                     59,225           1,453
Colonial Properties Trust (o)                          14,100             693
Commerce Bancshares, Inc. (N)                           6,720             330
Commerce Group, Inc.                                   22,062             666
Community Bancorp (AE)                                  6,153             206
Corus Bankshares, Inc. (N)                             56,997           1,214
Deerfield Triarc Capital Corp. (o)                     64,200           1,072
Deluxe Corp.                                           26,300             787
DiamondRock Hospitality Co. (o)                        22,900             432
Downey Financial Corp.                                  7,577             542
East West Bancorp, Inc. (N)                             3,400             131
Entertainment Properties Trust (o)                      6,013             390
Euronet Worldwide, Inc. (AE)                           62,732           1,810
Extra Space Storage, Inc. (o)(N)                       12,100             239
Factset Research Systems, Inc.                          7,541             438
FBL Financial Group, Inc. Class A                       1,800              70
FelCor Lodging Trust, Inc. (o)                         40,800             900
Feldman Mall Properties, Inc.                          55,300             648
First American Corp.                                   62,919           2,667
First Bancorp                                           7,500              80
First Cash Financial Services, Inc. (AE)               23,773             558
First Community Bancorp, Inc. (N)                       2,800             149
First Mutual Bancshares, Inc. (N)                      26,000             578
First Place Financial Corp.                             2,853              68
First Regional Bancorp (AE)(N)                         21,813             746
FirstFed Financial Corp. (AE)                          16,316           1,125
Fulton Financial Corp. (N)                             22,284             357
GFI Group, Inc. (AE)(N)                                24,500           1,568
Global Payments, Inc.                                  27,142           1,025
Gramercy Capital Corp. (o)                              1,749              63
Hanmi Financial Corp.                                  47,339             969
Hanover Insurance Group, Inc. (The)                       500              24
HCC Insurance Holdings, Inc.                           32,300           1,009
HealthExtras, Inc. (AE)(N)                             34,600             884
Hersha Hospitality Trust (o)(N)                         1,300              15
Highland Hospitality Corp. (o)                         44,500             707
Hospitality Properties Trust (o)                       29,900           1,459
HRPT Properties Trust (o)(N)                           85,300           1,111
Huntington Bancshares, Inc.                             9,900             230
IBERIABANK Corp.                                        1,600              92
IMPAC Mortgage Holdings, Inc. (o)(N)                   65,421             564
International Securities Exchange Holdings, Inc.
   Class A (N)                                         22,000             911
Intervest Bancshares Corp. Class A (AE)                 7,234             220
Investment Technology Group, Inc. (AE)                 23,384           1,020
Investors Real Estate Trust (o)                         7,900              82
IPC Holdings, Ltd. (N)                                 43,491           1,281
iStar Financial, Inc. (o)                              46,275           2,321
ITLA Capital Corp.                                        500              30
JER Investors Trust, Inc. (o)                          22,800             467

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
John H Harland Co.                                      2,679             135
Jones Lang LaSalle, Inc.                                3,450             361
Knight Capital Group, Inc. Class A (AE)(N)             65,227           1,179
Kohlberg Capital Corp. (AE)                            42,000             751
Kronos, Inc. (AE)                                      13,300             505
LTC Properties, Inc. (o)                               10,092             285
Luminent Mortgage Capital, Inc. (o)                    14,407             133
Macatawa Bank Corp. (N)                                 3,500              69
MCG Capital Corp.                                      62,700           1,240
Meadowbrook Insurance Group, Inc. (AE)(N)              10,000             100
Medical Properties Trust, Inc. (o)                      5,852              91
Mercantile Bank Corp.                                   2,200              77
MFA Mortgage Investments, Inc. (o)                     21,600             161
Municipal Mortgage & Equity LLC (N)                     4,800             152
Nara Bancorp, Inc.                                     12,994             255
National Penn Bancshares, Inc. (N)                      6,419             121
National Retail Properties, Inc. (o)(N)                55,700           1,323
Nationwide Financial Services, Inc. (N)                13,800             754
Navigators Group, Inc. (AE)                             5,821             278
Nelnet, Inc. Class A (AE)(N)                           14,300             396
New Century Financial Corp. (o)(N)                     30,200             914
Newcastle Investment Corp. (o)                         33,675           1,092
NorthStar Realty Finance Corp. (o)(N)                 152,599           2,693
Ocwen Financial Corp. (AE)                             12,643             178
Odyssey Re Holdings Corp. (N)                          15,300             604
Ohio Casualty Corp. (N)                                21,200             626
Oriental Financial Group                                6,416              82
Pacific Capital Bancorp (N)                            47,614           1,522
Pennsylvania Real Estate Investment Trust (o)          15,200             649
Philadelphia Consolidated Holding Co. (AE)             17,600             793
Pico Holdings, Inc. (AE)                                5,100             219
Piper Jaffray Cos., Inc. (AE)                           5,948             410
PMI Group, Inc. (The)                                  13,909             665
Preferred Bank                                          1,400              92
Protective Life Corp.                                  18,300             895
Provident Financial Holdings, Inc.                        378              11
PS Business Parks, Inc. (o)                            11,983             901
R&G Financial Corp. Class B                            10,800              81
Radian Group, Inc.                                     14,700             885
RAIT Financial Trust (o)(N)                            34,300           1,282
Raymond James Financial, Inc.                          63,850           2,038
Redwood Trust, Inc. (o)                                 4,449             283

                                                              Equity II Fund  11

RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Reinsurance Group of America, Inc. (N)                 20,100           1,169
RenaissanceRe Holdings, Ltd.                           16,538             881
RLI Corp.                                               7,100             393
Ryder System, Inc. (N)                                 32,200           1,756
S1 Corp. (AE)                                          20,600             118
Safety Insurance Group, Inc.                           18,706             914
SeaBright Insurance Holdings, Inc. (AE)                 9,000             162
SEI Investments Co.                                    17,800           1,109
Southwest Bancorp, Inc.                                24,061             641
Sovran Self Storage, Inc. (o)                          13,598             816
Spirit Finance Corp. (o)                               40,200             503
Stancorp Financial Group, Inc.                         25,400           1,215
Sterling Bancorp Class N                                4,305              80
Sterling Bancshares, Inc.                              30,150             363
Sterling Financial Corp.                                4,500             103
Sun Bancorp, Inc. (AE)(N)                                 700              14
Sunstone Hotel Investors, Inc. (o)                     28,298             801
Susquehanna Bancshares, Inc. (N)                       15,600             394
SWS Group, Inc.                                        24,091             608
Taylor Capital Group, Inc.                              4,533             172
TCF Financial Corp. (N)                                15,900             404
TD Banknorth, Inc.                                     23,429             756
Thornburg Mortgage, Inc. (o)                           16,700             449
TierOne Corp.                                           9,527             287
Triad Guaranty, Inc. (AE)                              10,006             515
U-Store-It Trust (o)(N)                                29,400             646
Umpqua Holdings Corp. (N)                               2,800              80
United America Indemnity, Ltd. Class A (AE)             5,500             133
Unitrin, Inc.                                           9,000             461
Ventas, Inc. (o)                                        5,200             240
Whitney Holding Corp.                                  14,950             473
Williams Scotsman International, Inc. (AE)(N)           5,000             101
Wilmington Trust Corp. (N)                              9,900             415
Winston Hotels, Inc. (o)                                5,600              78
World Acceptance Corp. (AE)                               498              22
WSFS Financial Corp.                                      900              62
Zenith National Insurance Corp.                        28,032           1,281
Zions Bancorporation                                    9,000             763
                                                                 ------------
                                                                      109,781
                                                                 ------------

Health Care - 12.1%
Accelrys, Inc. (AE)                                    60,800             386
Adams Respiratory Therapeutics, Inc. (AE)              30,566           1,371
Advanced Medical Optics, Inc. (AE)(N)                  18,200             669
Albany Molecular Research, Inc. (AE)                   14,142             144
Alliance Imaging, Inc. (AE)(N)                         10,200              71
Allscripts Healthcare Solutions, Inc. (AE)             51,281           1,569

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Amedisys, Inc. (AE)                                    21,133             683
American Medical Systems Holdings, Inc. (AE)(N)       146,998           2,925
American Oriental Bioengineering, Inc. (AE)(N)         37,600             483
AMERIGROUP Corp. (AE)                                  16,615             602
Applera Corp. - Celera Group (AE)                     128,800           2,043
Apria Healthcare Group, Inc. (AE)                      19,941             554
Arthrocare Corp. (AE)                                  34,787           1,284
Beckman Coulter, Inc. (N)                               5,300             342
Bio-Rad Laboratories, Inc. Class A (AE)                 8,129             699
Bruker BioSciences Corp. (AE)                          13,424             100
Cerner Corp. (AE)(N)                                   48,300           2,170
Charles River Laboratories International, Inc.
   (AE)                                                19,900             896
Community Health Systems, Inc. (AE)                    51,478           1,840
Conmed Corp. (AE)                                       7,247             175
Cooper Cos., Inc. (The) (N)                            24,000           1,145
Corvel Corp. (AE)                                      22,250           1,049
Covance, Inc. (AE)                                     11,100             684
Cutera, Inc. (AE)(N)                                   18,500             528
DaVita, Inc. (AE)                                      79,109           4,319
Digene Corp. (AE)                                      15,600             803
Discovery Laboratories, Inc. (AE)(N)                   34,800              87
Enzon Pharmaceuticals, Inc. (AE)                       26,449             236
Haemonetics Corp. (AE)                                 24,356           1,175
Health Net, Inc. (AE)(N)                                8,000             390
Healthcare Services Group (N)                          57,200           1,654
Healthspring, Inc. (AE)                                69,500           1,367
Healthways, Inc. (AE)(N)                               22,570           1,025
Henry Schein, Inc. (AE)(N)                             39,728           2,017
Hologic, Inc. (AE)(N)                                  70,023           3,890
Illumina, Inc. (AE)(N)                                  9,300             380
Immucor, Inc. (AE)                                      9,900             312
Intralase Corp. (AE)(N)                                40,500             996
Invacare Corp.                                         10,900             235
Inverness Medical Innovations, Inc. (AE)(N)            21,500             886
King Pharmaceuticals, Inc. (AE)                        80,500           1,438
Landauer, Inc.                                          2,913             150
LHC Group, Inc. (AE)                                    4,967             129
LifePoint Hospitals, Inc. (AE)                         25,600             870
Medcath Corp. (AE)                                     24,401             699
Medical Action Industries, Inc. (AE)                    5,441             172
Mentor Corp.                                           30,519           1,556
Mindray Medical International, Ltd. - ADR
   (AE)(N)                                              9,300             226
Molina Healthcare, Inc. (AE)(N)                        19,385             598

 12  Equity II Fund

RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Myriad Genetics, Inc. (AE)(N)                          21,800             779
Nabi Biopharmaceuticals (AE)(N)                        23,700             137
Neurocrine Biosciences, Inc. (AE)(N)                   14,500             203
Nighthawk Radiology Holdings, Inc. (AE)(N)             39,000             983
Noven Pharmaceuticals, Inc. (AE)                        9,144             250
NuVasive, Inc. (AE)(N)                                 28,800             697
Omrix Biopharmaceuticals, Inc. (AE)                    10,200             348
Palomar Medical Technologies, Inc. (AE)(N)             35,100           1,747
Patterson Cos., Inc. (AE)                              45,927           1,727
Perrigo Co.                                            30,384             525
Pharmaceutical Product Development, Inc.               52,304           1,805
Pharmacopeia Drug Discovery, Inc. (AE)                 30,900             137
Pharmacyclics, Inc. (AE)(N)                             6,200              30
PharmaNet Development Group, Inc. (AE)                 12,137             241
Phase Forward, Inc. (AE)                               32,000             433
PolyMedica Corp. (N)                                   11,900             477
PSS World Medical, Inc. (AE)                           76,574           1,533
Psychiatric Solutions, Inc. (AE)                       52,372           2,039
Quality Systems, Inc.                                  30,117           1,278
RehabCare Group, Inc. (AE)                              4,600              70
ResMed, Inc. (AE)(N)                                   20,700           1,088
Savient Pharmaceuticals, Inc. (AE)                     26,045             389
Sierra Health Services, Inc. (AE)                      41,786           1,680
Stericycle, Inc. (AE)(N)                               17,000           1,309
STERIS Corp.                                           30,500             788
Techne Corp. (AE)                                      30,877           1,792
Universal Health Services, Inc. Class B                21,300           1,234
Ventana Medical Systems, Inc. (AE)(N)                  15,200             640
Viropharma, Inc. (AE)(N)                               47,000             800
Vital Images, Inc. (AE)                                10,318             346
Watson Pharmaceuticals, Inc. (AE)(N)                   40,200           1,094
WellCare Health Plans, Inc. (AE)(N)                    42,315           3,279
West Pharmaceutical Services, Inc.                      7,988             388
Zoll Medical Corp. (AE)                                15,095             947
                                                                 ------------
                                                                       79,235
                                                                 ------------

Materials and Processing - 9.3%
Acuity Brands, Inc.                                    10,424             605
AEP Industries, Inc. (AE)                               1,552              72
Affordable Residential Communities, LP (AE)(N)         18,252             200
Airgas, Inc.                                           42,558           1,771
Albemarle Corp. (N)                                    14,600           1,139
AM Castle & Co. (N)                                    29,087             727
Barnes Group, Inc. (N)                                 23,600             506
Bluegreen Corp. (AE)(N)                                 4,700              62
Brookfield Homes Corp. (N)                              5,300             192

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Buckeye Technologies, Inc. (AE)                        64,076             767
Building Materials Holding Corp. (N)                   39,700             946
Cambrex Corp.                                          58,157           1,272
Carpenter Technology Corp.                             16,145           1,891
Celanese Corp. Class A                                 43,800           1,150
Ceradyne, Inc. (AE)                                     6,700             362
CF Industries Holdings, Inc.                           32,500             991
Chesapeake Corp.                                        8,800             155
Chicago Bridge & Iron Co. NV                           49,103           1,459
Comfort Systems USA, Inc.                              28,700             352
Commercial Metals Co.                                  21,700             588
Constar International, Inc. (AE)(N)                    29,400             222
Crown Holdings, Inc. (AE)                              18,000             397
Cytec Industries, Inc.                                 31,253           1,820
Eastman Chemical Co. (N)                               29,900           1,751
EMCOR Group, Inc. (AE)                                 25,744           1,478
Energy Conversion Devices, Inc. (AE)                   40,461           1,394
Ennis, Inc. (N)                                        42,989           1,083
FMC Corp.                                              15,300           1,191
Georgia Gulf Corp. (N)                                 22,497             468
GrafTech International, Ltd. (AE)                      44,912             365
Granite Construction, Inc.                              9,349             501
Greif, Inc. Class A                                     1,907             218
Harsco Corp.                                            9,800             842
HB Fuller Co.                                          46,400           1,200
Hercules, Inc. (AE)                                    81,600           1,600
Huntsman Corp. (AE)                                    24,600             514
Infrasource Services, Inc. (AE)                        18,956             403
Innospec, Inc.                                         12,692             679
Insituform Technologies, Inc. Class A (AE)(N)          34,500             963
Jacobs Engineering Group, Inc. (AE)                    13,000           1,177
Kaydon Corp.                                            4,100             177
Lamson & Sessions Co. (The) (AE)(N)                    30,335             791
Landec Corp. (AE)                                      12,654             155
Layne Christensen Co. (AE)                             13,400             469
Lennox International, Inc. (N)                         15,700             476
Louisiana-Pacific Corp.                                28,900             662
Lubrizol Corp.                                         21,100           1,087
Mercer International, Inc. (AE)(N)                     35,700             432
Metal Management, Inc.                                 26,300           1,079
Mueller Industries, Inc.                               26,000             847
Myers Industries, Inc.                                 14,828             255
Neenah Paper, Inc.                                      9,843             336
Novagold Resources, Inc. (AE)                          41,069             676
Novelis, Inc.                                          35,003           1,290
Olin Corp.                                             40,700             685
Olympic Steel, Inc. (N)                                10,600             282
OM Group, Inc. (AE)                                    24,400           1,192

                                                              Equity II Fund  13

RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Perini Corp. (AE)                                      12,298             372
Pioneer Cos., Inc. Class W (AE)                         8,081             242
PolyOne Corp. (AE)                                     56,900             417
PW Eagle, Inc.                                          5,669             187
Quanex Corp.                                           17,000             666
Quanta Services, Inc. (AE)                             67,402           1,386
Resource Capital Corp. (N)                              6,700             125
Rock-Tenn Co. Class A                                  55,555           1,818
Rockwood Holdings, Inc. (AE)(N)                        23,900             633
RPM International, Inc.                                61,360           1,425
SAIC, Inc. (AE)(N)                                     46,200             857
Schnitzer Steel Industries, Inc. Class A (N)           19,500             751
Spartech Corp.                                         40,393           1,132
Standard Register Co. (The) (N)                        15,256             193
Superior Essex, Inc. (AE)                              14,400             460
Temple-Inland, Inc.                                    12,200             609
Timken Co.                                             31,513             902
Tredegar Corp.                                          8,478             195
URS Corp. (AE)                                          3,900             168
USEC, Inc.                                             23,759             322
Valmont Industries, Inc.                                7,404             411
Washington Group International, Inc. (AE)              43,761           2,500
Westlake Chemical Corp. (N)                            20,511             681
                                                                 ------------
                                                                       60,816
                                                                 ------------

Miscellaneous - 1.7%
Brunswick Corp.                                        17,700             604
Foster Wheeler, Ltd. (AE)                              50,550           2,703
GP Strategies Corp. (AE)                                5,222              45
Hillenbrand Industries, Inc. (N)                       19,600           1,117
Johnson Controls, Inc.                                  9,096             841
McDermott International, Inc. (AE)                     68,843           3,555
Walter Industries, Inc.                                37,536           1,058
Wesco Financial Corp. (N)                               2,481           1,200
                                                                 ------------
                                                                       11,123
                                                                 ------------

Other Energy - 3.4%
Alon USA Energy, Inc. (N)                               5,200             140
Cameron International Corp. (AE)                       13,012             683
Compagnie Generale de Geophysique-Veritas - ADR
   (AE)                                                12,258             487
Comstock Resources, Inc. (AE)(N)                       23,354             746
Core Laboratories NV (AE)                              34,589           2,850
Dresser-Rand Group, Inc. (AE)(N)                       17,200             446
Dril-Quip, Inc. (AE)                                   20,257             754
Enbridge Energy Partners, LP Class A (N)               16,078             851
ENSCO International, Inc. (N)                          17,300             880
Foundation Coal Holdings, Inc. (N)                     22,500             749
Frontier Oil Corp.                                     23,100             656
Global Industries, Ltd. (AE)                           54,600             735

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Grey Wolf, Inc. (AE)                                   52,644             359
Hercules Offshore, Inc. (AE)(N)                        24,000             635
Horizon Offshore, Inc. (AE)                            10,900             183
Hornbeck Offshore Services, Inc. (AE)(N)                3,400              94
Input/Output, Inc. (AE)(N)                             56,800             778
Meridian Resource Corp. (AE)                           44,402             123
National-Oilwell Varco, Inc. (AE)                      17,225           1,044
Oceaneering International, Inc. (AE)(N)                11,000             434
Ormat Technologies, Inc. (N)                           10,700             419
Penn Virginia Corp.                                     5,498             403
Pioneer Drilling Co. (AE)(N)                           37,624             477
Talisman Energy, Inc.                                  43,557             767
TEPPCO Partners, LP (N)                                20,137             836
Tetra Technologies, Inc. (AE)                          58,044           1,344
Trico Marine Services, Inc. (AE)                       13,300             433
Union Drilling, Inc. (AE)                               7,500              96
Unit Corp. (AE)                                        13,525             656
VeraSun Energy Corp. (AE)                              39,044             669
Western Refining, Inc. (N)                             12,200             334
Whiting Petroleum Corp. (AE)                           20,007             912
XTO Energy, Inc.                                       18,821             950
                                                                 ------------
                                                                       21,923
                                                                 ------------

Producer Durables - 7.7%
Advanced Energy Industries, Inc. (AE)                   3,400              59
AGCO Corp. (AE)                                        18,789             638
AO Smith Corp.                                          4,900             188
Applied Industrial Technologies, Inc.                   8,600             211
Arris Group, Inc. (AE)(N)                              59,134             841
ASML Holding NV Class G (AE)                           80,970           2,066
Audiovox Corp. Class A (AE)                             2,572              40
Axcelis Technologies, Inc. (AE)                        59,300             382
Baldor Electric Co. (N)                                20,000             706
BE Aerospace, Inc. (AE)                                43,628           1,299
Beazer Homes USA, Inc. (N)                              6,500             283
C&D Technologies, Inc. (N)                              6,300              34
C-COR, Inc. (AE)                                       37,534             514
Cascade Corp.                                           3,700             199
Crane Co. (N)                                          25,076             974
Credence Systems Corp. (AE)                           304,125           1,481
Crown Castle International Corp. (AE)                  27,300             960
CTS Corp.                                              11,766             182
Desarrolladora Homex SAB de CV - ADR (AE)              16,750             996
Diebold, Inc.                                          13,700             635
DR Horton, Inc. (N)                                    19,020             553
Entegris, Inc. (AE)(N)                                 85,831             921

 14  Equity II Fund

RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
ESCO Technologies, Inc. (AE)(N)                        48,695           2,326
Flowserve Corp. (AE)                                    9,900             525
Gardner Denver, Inc. (AE)                              15,900             613
Gorman-Rupp Co. (The)                                   3,100             125
Herman Miller, Inc. (N)                                47,500           1,786
Hubbell, Inc. Class B (N)                              18,300             882
Intevac, Inc. (AE)(N)                                  45,400           1,004
Itron, Inc. (AE)                                        6,687             385
K&F Industries Holdings, Inc. (AE)                     12,100             282
Kennametal, Inc.                                       22,906           1,416
Kimball International, Inc. Class B                    12,904             318
L-1 Identity Solutions, Inc. Class 1 (AE)(N)           43,100             622
Lam Research Corp. (AE)                                31,575           1,446
Lydall, Inc. (AE)                                       4,566              61
Mettler Toledo International, Inc. (AE)                42,058           3,482
Milacron, Inc. (AE)(N)                                 94,258              83
MKS Instruments, Inc. (AE)                             17,900             391
Mueller Water Products, Inc. Class A                   72,028             978
Nordson Corp.                                           2,900             150
Orbital Sciences Corp. (AE)                            30,401             519
Pall Corp.                                             29,200           1,015
Paxar Corp. (AE)                                       10,900             240
Photon Dynamics, Inc. (AE)                             10,840             122
Photronics, Inc. (AE)(N)                               21,200             353
Polycom, Inc. (AE)                                     74,659           2,510
Regal-Beloit Corp.                                     10,824             545
Robbins & Myers, Inc.                                  27,821           1,210
SBA Communications Corp. Class A (AE)(N)               50,700           1,506
Spectralink Corp. (AE)(N)                              11,400             103
Steelcase, Inc. Class A (N)                            27,600             541
Technical Olympic USA, Inc. (AE)(N)                    50,100             477
Technitrol, Inc.                                       22,100             487
Tecumseh Products Co. Class A (AE)(N)                  34,700             622
Teledyne Technologies, Inc. (AE)(N)                    16,800             641
Tennant Co.                                            17,916             554
Teradyne, Inc. (AE)(N)                                 18,700             279
Thomas & Betts Corp. (AE)                               3,200             153
Toll Brothers, Inc. (AE)(N)                            28,497             964
Tollgrade Communications, Inc. (AE)                     5,098              51
Ultra Clean Holdings (AE)(N)                           51,700             721
Ultratech, Inc. (AE)(N)                                37,400             454
Varian Semiconductor Equipment Associates, Inc.
   (AE)                                                97,659           4,019
Verigy, Ltd. (AE)                                      77,720           1,425
                                                                 ------------
                                                                       50,548
                                                                 ------------

Technology - 16.0%
3Com Corp. (AE)                                       216,100             843
Acme Packet, Inc. (AE)(N)                              38,700             615
Actel Corp. (AE)                                       17,392             311

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
ActivIdentity Corp. (AE)(N)                             2,500              13
Acxiom Corp.                                           16,677             379
Adaptec, Inc. (AE)                                    151,021             544
Akamai Technologies, Inc. (AE)(N)                      37,500           2,107
Alliance Semiconductor Corp. (AE)                      44,600             194
Amdocs, Ltd. (AE)                                      35,500           1,231
American Reprographics Co. (AE)                        38,002           1,190
American Software, Inc. Class A                         5,242              37
AMIS Holdings, Inc. (AE)                               11,572             120
Amkor Technology, Inc. (AE)                            32,400             341
Amphenol Corp. Class A                                 50,522           3,421
Ansoft Corp. (AE)                                      16,920             473
Ansys, Inc. (AE)                                       70,813           3,533
Applera Corp. - Applied Biosystems Group                5,600             195
Applied Micro Circuits Corp. (AE)(N)                  349,200           1,201
Ariba, Inc. (AE)(N)                                    68,000             632
ARM Holdings PLC - ADR                                 72,100             522
Arrow Electronics, Inc. (AE)                           29,069           1,025
ASE Test, Ltd. (AE)                                    46,595             513
AsiaInfo Holdings, Inc. (AE)                           13,672             107
Aspen Technology, Inc. (AE)(N)                         42,100             431
Atmel Corp. (AE)                                      108,203             647
Avanex Corp. (AE)(N)                                   95,500             203
Avici Systems, Inc. (AE)(N)                            15,700             109
Avnet, Inc. (AE)                                       54,379           1,688
BearingPoint, Inc. (AE)(N)                             35,900             288
Bel Fuse, Inc. Class B                                  2,000              65
Benchmark Electronics, Inc. (AE)                       85,328           1,933
Blackbaud, Inc.                                        26,642             639
Brocade Communications Systems, Inc. (AE)(N)          226,786           1,946
Captaris, Inc. (AE)                                    44,021             388
Carrier Access Corp. (AE)                              11,364              65
Cbeyond, Inc. (AE)(N)                                  29,800             886
Ciena Corp. (AE)                                       50,165           1,409
Citrix Systems, Inc. (AE)(N)                           22,700             719
Cognizant Technology Solutions Corp. Class A
   (AE)                                                20,000           1,706
Coherent, Inc. (AE)                                    13,771             423
Comverse Technology, Inc. (AE)(N)                      22,500             435
Cray, Inc. (AE)                                        11,722             136
CSG Systems International, Inc. (AE)                   19,674             493
Cubic Corp.                                            17,500             366
Daktronics, Inc. (N)                                   27,100             937
DealerTrack Holdings, Inc. (AE)                        28,000             776
Dendrite International, Inc. (AE)                      18,840             206

                                                              Equity II Fund  15

RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Digimarc Corp. (AE)                                     3,844              37
Digital River, Inc. (AE)(N)                            19,600           1,003
Ditech Networks, Inc. (AE)                              7,200              52
Eagle Test Systems, Inc. (AE)(N)                       17,500             253
Echelon Corp. (AE)(N)                                   4,200              31
EMS Technologies, Inc. (AE)                             2,095              43
Emulex Corp. (AE)                                      25,618             455
Equinix, Inc. (AE)(N)                                  38,800           3,262
Excel Technology, Inc. (AE)                             3,800             105
Extreme Networks (AE)                                  85,857             356
Flir Systems, Inc. (AE)(N)                             12,900             399
Foundry Networks, Inc. (AE)(N)                         35,500             514
Gartner, Inc. (AE)(N)                                 132,700           2,901
Gerber Scientific, Inc. (AE)                            6,100              75
Harmonic, Inc. (AE)                                    30,200             273
II-VI, Inc. (AE)(N)                                    21,700             652
Ikanos Communications, Inc. (AE)(N)                    35,500             288
Ingram Micro, Inc. Class A (AE)                        54,700           1,067
Integrated Device Technology, Inc. (AE)               142,400           2,154
Integrated Silicon Solutions, Inc. (AE)(N)             67,070             406
Interwoven, Inc. (AE)                                  84,919           1,333
JDS Uniphase Corp. (AE)(N)                             48,050             854
Keynote Systems, Inc. (AE)                             36,100             427
Komag, Inc. (AE)                                       11,500             392
Lattice Semiconductor Corp. (AE)                       65,112             382
Leadis Technology, Inc. (AE)                            2,600              11
Logility, Inc. (AE)                                     2,962              22
Magma Design Automation, Inc. (AE)                      8,312              71
Manhattan Associates, Inc. (AE)                        18,387             516
McAfee, Inc. (AE)                                      30,000             878
Mentor Graphics Corp. (AE)(N)                         113,129           2,104
Mercury Computer Systems, Inc. (AE)(N)                 12,700             164
Merge Technologies, Inc. (AE)                          40,720             225
Merix Corp. (AE)                                        7,395              64
Methode Electronics, Inc. (N)                          12,400             136
Micros Systems, Inc. (AE)                              37,225           2,096
Microsemi Corp. (AE)                                        1              --
MicroStrategy, Inc. Class A (AE)                        3,915             475
MIPS Technologies, Inc. Class A (AE)(N)                 8,600              72
Ness Technologies, Inc. (AE)                           10,000             134
Netgear, Inc. (AE)(N)                                   8,000             206
Novell, Inc. (AE)                                      67,100             486
Nuance Communications, Inc. (AE)(N)                   129,900           1,496
Opnet Technologies, Inc. (AE)                           5,828              79
Opsware, Inc. (AE)(N)                                  85,300             682
Orckit Communications, Ltd. (AE)(N)                    28,800             282
Parametric Technology Corp. (AE)                      118,368           2,346
Park Electrochemical Corp. (N)                         13,500             360
Pegasystems, Inc.                                       5,502              51
Planar Systems, Inc. (AE)(N)                            7,950              83

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
PMC - Sierra, Inc. (AE)(N)                            139,800             881
QLogic Corp. (AE)                                      45,000             823
Quantum Corp. (AE)(N)                                 186,200             464
RADVision, Ltd. (AE)                                    7,300             143
RADWARE, Ltd. (AE)(N)                                  18,800             243
RealNetworks, Inc. (AE)(N)                             66,500             710
Riverbed Technology, Inc. (AE)(N)                      17,200             526
Rockwell Automation, Inc.                              28,432           1,740
Salesforce.com, Inc. (AE)(N)                           16,100             706
Sanmina-SCI Corp. (AE)                                129,300             453
Seachange International, Inc. (AE)                     45,100             451
Seagate Technology (N)                                 52,162           1,413
Sigma Designs, Inc. (AE)(N)                            21,400             518
Sigmatel, Inc. (AE)(N)                                 52,800             205
Silicon Image, Inc. (AE)                               23,500             284
Silicon Storage Technology, Inc. (AE)(N)              135,424             674
Sirf Technology Holdings, Inc. (AE)                    21,035             618
Skyworks Solutions, Inc. (AE)(N)                      225,300           1,480
Solectron Corp. (AE)(N)                               183,300             596
SonicWALL, Inc. (AE)                                   47,500             400
Standard Microsystems Corp. (AE)                       15,100             421
Sybase, Inc. (AE)                                      23,169             600
Sycamore Networks, Inc. (AE)                           98,200             366
SYNNEX Corp. (AE)(N)                                   19,181             368
Synopsys, Inc. (AE)                                    42,100           1,120
Syntax-Brillian Corp. (AE)                             25,800             204
Tekelec (AE)(N)                                        77,300           1,190
Tessera Technologies, Inc. (AE)                        70,989           2,715
TIBCO Software, Inc. (AE)                             140,100           1,300
Transaction Systems Architects, Inc. (AE)              51,690           1,869
Trident Microsystems, Inc. (AE)                         9,500             198
Triquint Semiconductor, Inc. (AE)(N)                  135,200             635
Trizetto Group, Inc. (The) (AE)(N)                     48,500           1,006
Tyler Technologies, Inc. (AE)                          32,411             450
Ultimate Software Group, Inc. (AE)(N)                  63,900           1,558
Unisys Corp. (AE)(N)                                  238,460           2,056
Utstarcom, Inc. (AE)(N)                                49,000             433
Varian, Inc. (AE)                                      11,300             605
VeriFone Holdings, Inc. (AE)(N)                        67,700           2,706
Verint Systems, Inc. (AE)(N)                           13,100             433
Viasat, Inc. (AE)                                       8,100             267
Vignette Corp. (AE)                                    24,556             440
Vocus, Inc. (AE)(N)                                    67,700           1,263
Wavecom Sa - ADR (AE)(N)                               21,300             322
Westell Technologies, Inc. Class A (AE)                37,800              86

 16  Equity II Fund

RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Western Digital Corp. (AE)                             53,748           1,053
Zoran Corp. (AE)                                       45,300             633
                                                                 ------------
                                                                      104,819
                                                                 ------------

Utilities - 3.5%
AGL Resources, Inc.                                     6,000             236
Allete, Inc. (N)                                        9,400             452
Alliant Energy Corp. (N)                               16,400             596
Atlantic Tele-Network, Inc.                               900              27
Atmos Energy Corp.                                     21,710             678
Black Hills Corp.                                      13,000             482
Centerpoint Energy, Inc. (N)                           47,400             818
Cincinnati Bell, Inc. (AE)                             86,693             421
CMS Energy Corp. (N)                                   44,300             739
CT Communications, Inc.                                19,914             487
General Communication, Inc. Class A (AE)                3,468              54
Leap Wireless International, Inc. Class W
   (AE)(N)                                             24,700           1,623
MDU Resources Group, Inc.                              29,100             752
NeuStar, Inc. Class A (AE)                             45,309           1,400
New Jersey Resources Corp.                              3,700             172
NII Holdings, Inc. (AE)                                21,808           1,609
Northeast Utilities                                    47,300           1,308
OGE Energy Corp.                                       23,700             918
Pepco Holdings, Inc.                                   64,100           1,640
Pinnacle West Capital Corp. (N)                        22,000           1,073
PNM Resources, Inc.                                    13,200             402
Puget Energy, Inc.                                      4,400             108
RCN Corp. (AE)                                         13,500             401
Sierra Pacific Resources (AE)                          58,100             989
Southern Union Co.                                     28,400             790
Southwest Gas Corp.                                     5,000             196
TECO Energy, Inc. (N)                                  79,500           1,348
UGI Corp.                                              49,700           1,362
Unisource Energy Corp. (N)                             24,186             908
USA Mobility, Inc.                                      4,993             101
Westar Energy, Inc.                                    21,934             584
                                                                 ------------
                                                                       22,674
                                                                 ------------

TOTAL COMMON STOCKS
(cost $531,128)                                                       623,701
                                                                 ------------

WARRANTS & RIGHTS - 0.0%
Financial Services - 0.0%
Washington Mutual, Inc. (AE) 2050 Warrants            103,100              15
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $17)                                                                 15
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 5.0%
Russell Investment Company
   Money Market Fund                               31,000,001          31,000
United States Treasury Bills (c)(z)(sec.)
   4.967% due 03/15/07                                  1,400           1,392
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $32,392)                                                         32,392
                                                                 ------------

OTHER SECURITIES - 29.2%
Russell Investment Company
   Money Market Fund (X)                           47,278,925          47,279
State Street Securities Lending
   Quality Trust (X)                              144,150,159         144,150
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $191,429)                                                       191,429
                                                                 ------------

TOTAL INVESTMENTS - 129.6%
(identified cost $754,966)                                            847,537

OTHER ASSETS AND LIABILITIES,
NET - (29.6)%                                                        (193,573)
                                                                 ------------

NET ASSETS - 100.0%                                                   653,964
                                                                 ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                              Equity II Fund  17

RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 2000 Mini Index (CME)
   expiration date 03/07 (403)                             32,417                450
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        450
                                                                     ===============

See accompanying notes which are an integral part of the schedules of investments.

 18  Equity II Fund

RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 100.0%
Auto and Transportation - 2.6%
ArvinMeritor, Inc.                                     15,000             289
Burlington Northern Santa Fe
   Corp. (U)                                           22,800           1,832
CH Robinson Worldwide, Inc.                            18,500             981
Continental Airlines, Inc. Class A (AE)(N)             12,300             510
CSX Corp.                                             282,100          10,379
Expeditors International Washington, Inc.               8,500             363
FedEx Corp. (U)                                        32,000           3,533
Ford Motor Co.                                        222,300           1,807
Goodyear Tire & Rubber Co. (The) (AE)                   2,000              49
Harley-Davidson, Inc. (N)                              38,950           2,659
Heartland Express, Inc.                                 8,800             149
Norfolk Southern Corp.                                117,300           5,824
Overseas Shipholding Group, Inc.                       33,601           2,088
Paccar, Inc. (N)                                       88,450           5,915
Pacer International, Inc.                               7,700             240
Southwest Airlines Co.                                124,200           1,875
Tidewater, Inc.                                        10,800             557
TRW Automotive Holdings Corp. (AE)                      9,600             251
UAL Corp. (AE)                                          8,600             372
Union Pacific Corp. (U)                                35,380           3,573
US Airways Group, Inc. (AE)                             4,900             274
                                                                 ------------
                                                                       43,520
                                                                 ------------

Consumer Discretionary - 13.7%
Abercrombie & Fitch Co. Class A                         6,800             541
Accenture, Ltd. Class A                               103,200           3,896
Aeropostale, Inc. (AE)                                 23,900             859
Alberto-Culver Co. Class B                             20,500             469
American Eagle Outfitters, Inc. (N)                   170,650           5,526
American Greetings Corp. Class A                       63,800           1,532
AnnTaylor Stores Corp. (AE)                            38,100           1,314
Autonation, Inc. (AE)                                 184,999           4,153
Barnes & Noble, Inc.                                   15,300             596
Belo Corp. Class A                                      1,000              19
Best Buy Co., Inc. (U)                                 48,200           2,429
Big Lots, Inc. (AE)                                    59,900           1,553
BJ's Wholesale Club, Inc. (AE)                          8,400             256
Brinker International, Inc.                            66,000           2,082
CBRL Group, Inc.                                        1,571              74
CBS Corp. Class B (U)                                 219,078           6,829
CEC Entertainment, Inc. (AE)                            6,800             288
Chipotle Mexican Grill, Inc. Class B (AE)               6,660             369
Circuit City Stores, Inc.                              41,389             845
Coach, Inc. (AE)                                       76,800           3,522
Coldwater Creek, Inc. (AE)                             11,000             205
Convergys Corp. (AE)                                    3,000              78

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Corporate Executive Board Co.                          11,700           1,061
Costco Wholesale Corp.                                 34,300           1,927
Darden Restaurants, Inc.                              120,700           4,724
Dillard's, Inc. Class A (N)                           104,500           3,588
DIRECTV Group, Inc. (The) (AE)(U)                     337,400           8,229
Dolby Laboratories, Inc. Class A (AE)                   3,500             117
Dollar Tree Stores, Inc. (AE)                          21,200             667
DreamWorks Animation SKG, Inc. Class A (AE)             9,500             268
Dress Barn, Inc. (AE)                                  29,400             661
eBay, Inc. (AE)(U)                                     94,600           3,064
EchoStar Communications Corp. Class A (AE)             37,200           1,501
Estee Lauder Cos., Inc. (The) Class A                  73,600           3,496
Family Dollar Stores, Inc.                             57,500           1,863
Foot Locker, Inc.                                      61,400           1,378
GameStop Corp. Class A (AE)                             9,000             481
Gannett Co., Inc.                                      45,500           2,645
Google, Inc. Class A (AE)(U)                           16,502           8,272
Group 1 Automotive, Inc.                                7,000             371
Guess?, Inc. (AE)                                       6,100             440
Hasbro, Inc.                                           36,800           1,045
InterActiveCorp (AE)                                   10,100             388
ITT Educational Services, Inc. (AE)                     6,000             466
Jack in the Box, Inc. (AE)                              4,700             290
Jarden Corp. (AE)                                      16,000             587
JC Penney Co., Inc.                                    65,900           5,354
Jones Apparel Group, Inc.                              50,800           1,735
Kimberly-Clark Corp.                                   28,135           1,953
Kohl's Corp. (AE)                                      84,500           5,992
Limited Brands, Inc.                                   34,200             956
Liz Claiborne, Inc.                                    18,800             835
Lowe's Cos., Inc.                                      95,100           3,206
Manpower, Inc.                                         92,401           6,739
Marriott International, Inc.
   Class A (U)                                        164,600           7,924
Mattel, Inc.                                          147,600           3,595
McClatchy Co. Class A                                   7,400             286
McDonald's Corp. (U)                                  107,599           4,772
McGraw-Hill Cos., Inc. (The)                          107,200           7,191
Men's Wearhouse, Inc. (The)                            17,100             734
MPS Group, Inc. (AE)                                    9,300             139
NetFlix, Inc. (AE)                                      2,900              66
News Corp. Class A                                    451,500          10,497
Nike, Inc. Class B                                     22,700           2,243
Nordstrom, Inc.                                        46,700           2,602
Office Depot, Inc. (AE)                               322,800          12,069
Pacific Sunwear of California, Inc. (AE)               10,900             214

                                                               Equity Q Fund  19

RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Phillips-Van Heusen Corp.                               6,000             331
Rare Hospitality International, Inc. (AE)               3,600             113
Rent-A-Center, Inc. Class A (AE)                       11,600             342
Ross Stores, Inc.                                       2,400              78
RR Donnelley & Sons Co.                                38,700           1,436
Scholastic Corp. (AE)                                   8,000             283
Sears Holdings Corp. (AE)                                 400              71
Sonic Corp. (AE)                                        2,400              53
Staples, Inc. (U)                                      88,150           2,267
Starbucks Corp. (AE)(U)                                70,100           2,449
Target Corp. (U)                                      136,700           8,388
Tech Data Corp. (AE)                                    3,700             137
Time Warner, Inc.                                     903,300          19,755
TJX Cos., Inc.                                        613,900          18,153
Tween Brands, Inc. (AE)                                 5,600             191
United Auto Group, Inc.                                 1,600              38
United Stationers, Inc. (AE)                            2,700             138
Walt Disney Co. (The)                                 310,300          10,913
Warnaco Group, Inc. (The) (AE)                         10,900             308
Warner Music Group Corp.                                2,500              54
Waste Management, Inc.                                118,900           4,516
WESCO International, Inc. (AE)                          7,300             443
Wynn Resorts, Ltd. (N)                                 17,800           1,989
Yum! Brands, Inc.                                      57,500           3,451
                                                                 ------------
                                                                      239,963
                                                                 ------------

Consumer Staples - 5.6%
Altria Group, Inc.                                     61,600           5,383
Coca-Cola Co. (The)                                   112,400           5,382
ConAgra Foods, Inc.                                   138,500           3,561
Constellation Brands, Inc. Class A (AE)                22,200             549
CVS Corp.                                              20,300             683
Dean Foods Co. (AE)                                    10,150             449
Del Monte Foods Co.                                    19,100             219
General Mills, Inc. (U)                               113,500           6,497
Hormel Foods Corp. (N)                                 12,900             489
Kraft Foods, Inc. Class A                              78,000           2,724
Kroger Co. (The)                                      447,235          11,449
McCormick & Co., Inc.                                  51,500           2,010
Pepsi Bottling Group, Inc.                             19,000             601
PepsiCo, Inc. (U)                                     319,200          20,825
Procter & Gamble Co. (U)                              162,850          10,564
Reynolds American, Inc. (N)                            56,800           3,664
Safeway, Inc.                                         248,500           8,953
Supervalu, Inc.                                        69,400           2,636
Tyson Foods, Inc. Class A                             202,900           3,601
UST, Inc.                                              69,400           3,986
Walgreen Co.                                           62,100           2,813
                                                                 ------------
                                                                       97,038
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Financial Services - 23.7%
Aflac, Inc.                                            91,900           4,375
Alliance Data Systems Corp. (AE)                       24,900           1,691
Allstate Corp. (The)                                  116,800           7,027
AMBAC Financial Group, Inc.                            40,100           3,533
American Home Mortgage Investment Corp. (o)            10,400             363
American International Group,
   Inc. (U)                                            89,200           6,106
AmeriCredit Corp. (AE)(N)                              80,500           2,185
Ameriprise Financial, Inc.                             81,420           4,801
Annaly Capital Management, Inc. (o)                    49,100             677
Arthur J Gallagher & Co.                                8,800             252
Automatic Data Processing, Inc (U)                     95,200           4,543
Bank of America Corp (U)                              702,855          36,956
BB&T Corp.                                              1,700              72
Bear Stearns Cos., Inc. (The)                          20,000           3,297
BlackRock, Inc. Class A                                   400              74
Brown & Brown, Inc.                                    17,900             507
CapitalSource, Inc. (o)(N)                             49,100           1,364
Cash America International, Inc.                        4,600             196
CB Richard Ellis Group, Inc. Class A (AE)              27,900           1,049
Chubb Corp.                                            13,100             682
Cigna Corp.                                             4,700             622
Cincinnati Financial Corp.                             30,932           1,384
CIT Group, Inc.                                        75,300           4,440
Citigroup, Inc. (U)                                   466,202          25,702
Colonial Properties Trust (o)                           7,500             369
Comerica, Inc.                                         49,400           2,929
Commerce Group, Inc.                                    1,400              42
Corus Bankshares, Inc.                                 31,800             677
Countrywide Financial Corp.                           385,050          16,742
Cullen/Frost Bankers, Inc.                              8,800             471
Duke Realty Corp. (o)                                  14,300             631
Dun & Bradstreet Corp. (AE)                             6,900             586
Equity Lifestyle Properties, Inc. (o)                   1,200              66
Equity Office Properties Trust (o)                     71,900           3,994
Fannie Mae                                             33,600           1,899
FelCor Lodging Trust, Inc. (o)                         10,000             221
First American Corp.                                   18,700             793
First Marblehead Corp. (The) (N)                       85,650           4,659
Fiserv, Inc. (AE)                                     125,100           6,577
Genworth Financial, Inc. Class A                       65,500           2,286
Global Payments, Inc.                                  38,300           1,446
Goldman Sachs Group, Inc. (U)                         126,700          26,881
HCC Insurance Holdings, Inc.                           47,000           1,468

 20  Equity Q Fund

RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Health Care Property Investors, Inc. (o)                9,500             392
Hospitality Properties Trust (o)(N)                    22,400           1,093
Host Hotels & Resorts, Inc. (o)                       146,300           3,873
HRPT Properties Trust (o)                              76,400             995
Hudson City Bancorp, Inc.                              53,300             734
Huntington Bancshares, Inc.                            41,000             954
IndyMac Bancorp, Inc. (N)                              15,400             599
Investment Technology Group, Inc. (AE)                 15,300             667
iStar Financial, Inc. (o)                               3,000             150
Jones Lang LaSalle, Inc.                               11,000           1,149
JPMorgan Chase & Co. (U)                              631,350          32,155
KeyCorp                                                98,600           3,764
Kimco Realty Corp. (o)                                 23,300           1,156
Knight Capital Group, Inc. Class A (AE)                 5,000              90
Lehman Brothers Holdings, Inc. (U)                    267,800          22,024
Lincoln National Corp. (U)                             42,000           2,820
Loews Corp.                                           107,700           4,681
MBIA, Inc.                                             53,900           3,872
Mellon Financial Corp. (U)                             14,000             598
Merrill Lynch & Co., Inc.                             199,500          18,665
Metlife, Inc. (U)                                      54,100           3,361
Moody's Corp. (U)                                      47,400           3,392
Morgan Stanley (U)                                    312,320          25,857
National City Corp.                                   293,300          11,101
National Retail Properties, Inc. (o)                    8,400             200
Nationwide Financial Services, Inc.                    17,100             935
Nelnet, Inc. Class A (AE)                               7,000             194
New Century Financial Corp. (o)                        12,400             375
New Plan Excel Realty Trust (o)                        14,900             434
Newcastle Investment Corp. (o)                          2,200              71
Northern Trust Corp.                                    5,300             322
Odyssey Re Holdings Corp.                               8,000             316
Old Republic International Corp.                       34,525             770
Pennsylvania Real Estate Investment Trust (o)           5,500             235
PMI Group, Inc. (The)                                  38,800           1,855
PNC Financial Services Group,
   Inc. (U)                                            46,300           3,416
Principal Financial Group, Inc.                        39,500           2,434
Progressive Corp. (The) (U)                            92,500           2,145
Protective Life Corp.                                  10,400             509
Prudential Financial, Inc. (U)                         22,200           1,979
Public Storage, Inc. (o)                                3,900             424
Radian Group, Inc.                                     41,099           2,475
Raymond James Financial, Inc.                          10,300             329
Rayonier, Inc. (o)(N)                                  12,900             557
Redwood Trust, Inc. (o)                                 4,300             273
Regions Financial Corp. (U)                           206,890           7,502
RLI Corp.                                               2,500             138
Ryder System, Inc.                                     28,300           1,543
Safeco Corp.                                           69,900           4,474

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SL Green Realty Corp. (o)                              11,280           1,653
Spirit Finance Corp. (o)                               15,100             189
St. Paul Travelers Cos., Inc. (The)                    52,600           2,675
Stancorp Financial Group, Inc.                         10,000             478
State Street Corp.                                     25,000           1,776
SunTrust Banks, Inc.                                   29,600           2,460
Synovus Financial Corp.                                21,000             671
T Rowe Price Group, Inc.                                8,100             389
TCF Financial Corp. (N)                                16,000             406
Thornburg Mortgage, Inc. (o)                           18,600             500
Unitrin, Inc.                                           2,700             138
US Bancorp                                            232,200           8,266
Ventas, Inc. (o)                                       17,600             814
Wachovia Corp.                                        156,200           8,825
Washington Mutual, Inc. (N)(U)                         59,900           2,671
Weingarten Realty Investors (o)                         2,800             139
Wells Fargo & Co. (U)                                 448,200          16,099
Whitney Holding Corp.                                   4,700             149
Wilmington Trust Corp.                                  6,100             256
WR Berkley Corp.                                       90,150           2,983
Zenith National Insurance Corp.                         9,700             443
                                                                 ------------
                                                                      414,662
                                                                 ------------

Health Care - 13.8%
Abbott Laboratories (U)                                94,900           5,030
Aetna, Inc. (U)                                       187,200           7,892
AMERIGROUP Corp. (AE)                                   6,400             232
AmerisourceBergen Corp. Class A                       353,800          18,532
Amgen, Inc. (AE)(U)                                   356,900          25,115
Beckman Coulter, Inc.                                  12,800             826
Becton Dickinson & Co. (U)                             31,400           2,416
Biogen Idec, Inc. (AE)                                 66,200           3,200
Bristol-Myers Squibb Co. (U)                           32,500             936
Brookdale Senior Living, Inc.                           3,800             182
Cardinal Health, Inc. (U)                             127,500           9,106
Caremark Rx, Inc.                                      98,700           6,046
Celgene Corp. (AE)                                     79,650           4,276
Cephalon, Inc. (AE)                                    18,300           1,325
CR Bard, Inc.                                          11,880             980
Cytyc Corp. (AE)                                       28,000             810
Dade Behring Holdings, Inc.                            20,800             875
Dentsply International, Inc.                           28,000             864
Emdeon Corp. (AE)                                      43,700             623
Express Scripts, Inc. Class A (AE)                     16,600           1,154
Forest Laboratories, Inc. (AE)                        101,400           5,690
Genentech, Inc. (AE)                                    3,000             262
Gilead Sciences, Inc. (AE)                              8,800             566

                                                               Equity Q Fund  21

RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Health Management Associates, Inc. Class A             26,000             506
Health Net, Inc. (AE)                                  50,100           2,440
Healthspring, Inc. (AE)                                 9,700             191
Humana, Inc. (AE)                                      63,100           3,502
Idexx Laboratories, Inc. (AE)                           5,700             489
IMS Health, Inc.                                       36,500           1,053
Johnson & Johnson (U)                                 596,900          39,873
King Pharmaceuticals, Inc. (AE)                        47,600             850
Laboratory Corp. of America Holdings (AE)(N)           25,700           1,887
LifePoint Hospitals, Inc. (AE)                         13,800             469
Manor Care, Inc.                                       12,800             682
McKesson Corp.                                        218,400          12,176
Medco Health Solutions, Inc. (AE)                      37,900           2,244
Medicines Co. (The) (AE)                               11,400             349
Medtronic, Inc.                                        21,100           1,128
Merck & Co., Inc. (U)                                 391,150          17,504
Millennium Pharmaceuticals, Inc. (AE)(N)              141,200           1,567
Mylan Laboratories, Inc.                               77,000           1,705
Nektar Therapeutics (AE)                               15,400             196
Pfizer, Inc.                                        1,386,700          36,387
Quest Diagnostics, Inc.                                52,800           2,771
Schering-Plough Corp. (N)(U)                          164,700           4,118
Thermo Fisher Scientific, Inc. (AE)                    50,300           2,407
UnitedHealth Group, Inc. (U)                           17,400             909
Universal Health Services, Inc. Class B                 9,900             574
Vertex Pharmaceuticals, Inc. (AE)                       6,000             212
WellCare Health Plans, Inc. (AE)                        8,500             659
WellPoint, Inc. (AE)(U)                                80,000           6,270
Wyeth (U)                                               6,500             321
Zimmer Holdings, Inc. (AE)(U)                          21,480           1,809
                                                                 ------------
                                                                      242,186
                                                                 ------------

Integrated Oils - 6.2%
Chevron Corp.                                         163,100          11,887
ConocoPhillips (U)                                    200,374          13,307
Exxon Mobil Corp. (U)                                 772,232          57,222
Hess Corp.                                             77,300           4,173
Marathon Oil Corp.                                    197,320          17,826
Occidental Petroleum Corp. (U)                         82,400           3,820
                                                                 ------------
                                                                      108,235
                                                                 ------------

Materials and Processing - 4.8%
Acuity Brands, Inc.                                     6,900             400
Albemarle Corp.                                         5,300             413
Alcoa, Inc.                                           170,000           5,491
Archer-Daniels-Midland Co. (U)                         85,500           2,736
Ashland, Inc.                                          55,500           3,860
Bemis Co.                                              21,600             732
Celanese Corp. Class A                                 32,000             840

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Chaparral Steel Co.                                    15,200             780
Corn Products International, Inc.                      10,900             373
Crown Holdings, Inc. (AE)                               2,600              57
Cytec Industries, Inc.                                  4,300             250
Dow Chemical Co. (The) (U)                            123,300           5,122
Eagle Materials, Inc. (N)                              43,100           2,129
Eastman Chemical Co.                                   18,800           1,101
EMCOR Group, Inc. (AE)                                  5,000             287
Energizer Holdings, Inc. (AE)                          40,800           3,477
Fluor Corp.                                            17,300           1,429
FMC Corp.                                               6,700             522
Freeport-McMoRan Copper & Gold, Inc. Class B (N)      253,700          14,590
Granite Construction, Inc.                              3,900             209
Greif, Inc. Class A                                     1,600             183
HB Fuller Co.                                           1,900              49
Hercules, Inc. (AE)                                    29,200             573
Huntsman Corp. (AE)                                    13,800             289
Jacobs Engineering Group, Inc. (AE)                    16,300           1,476
Louisiana-Pacific Corp.                                17,700             406
Masco Corp. (N)                                        52,400           1,676
Mueller Industries, Inc.                               10,000             326
Newmont Mining Corp.                                    2,500             113
Nucor Corp.                                           147,202           9,500
Olin Corp.                                             17,100             288
Packaging Corp. of America                             20,200             461
Pactiv Corp. (AE)                                      62,200           2,018
PPG Industries, Inc.                                   30,400           2,015
Quanex Corp.                                            7,800             306
Reliance Steel & Aluminum Co.                          30,800           1,283
Rohm & Haas Co.                                        68,700           3,577
RPM International, Inc.                                13,000             302
Sherwin-Williams Co. (The)                             61,400           4,243
Southern Copper Corp.                                  30,500           1,906
Steel Dynamics, Inc. (N)                              118,000           4,627
Timken Co.                                             17,300             495
United States Steel Corp.                              16,800           1,403
URS Corp. (AE)                                         11,900             511
USG Corp. (AE)                                         37,300           1,999
Westlake Chemical Corp.                                 8,300             275
                                                                 ------------
                                                                       85,098
                                                                 ------------

Miscellaneous - 2.0%
Brunswick Corp.                                        12,300             419
Eaton Corp.                                            18,300           1,434
General Electric Co. (U)                              540,240          19,476
Hillenbrand Industries, Inc.                            4,500             256
Honeywell International, Inc.                          34,900           1,594

 22  Equity Q Fund

RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
ITT Corp.                                              32,400           1,933
Johnson Controls, Inc.                                 36,200           3,347
SPX Corp.                                              31,600           2,218
Textron, Inc.                                          17,600           1,640
Trinity Industries, Inc.                               20,100             769
Tyco International, Ltd.                               79,600           2,538
                                                                 ------------
                                                                       35,624
                                                                 ------------

Other Energy - 3.1%
Alon USA Energy, Inc.                                  12,100             325
Anadarko Petroleum Corp. (U)                           57,100           2,498
Apache Corp. (U)                                       15,600           1,138
Cameron International Corp. (AE)                       21,200           1,113
Chesapeake Energy Corp.                                60,300           1,786
Cimarex Energy Co.                                     20,300             761
Complete Production Services, Inc. (AE)                 7,700             153
Devon Energy Corp. (U)                                116,300           8,152
Dynegy, Inc. Class A (AE)                               5,054              36
Frontier Oil Corp.                                     16,800             477
Global Industries, Ltd. (AE)                           39,600             533
GlobalSantaFe Corp.                                     6,400             371
Grey Wolf, Inc. (AE)                                   21,500             147
Helix Energy Solutions Group, Inc. (AE)                21,200             682
Helmerich & Payne, Inc.                                49,200           1,320
Holly Corp. (N)                                        47,500           2,503
Newfield Exploration Co. (AE)                          56,900           2,436
NRG Energy, Inc. (AE)                                  29,600           1,774
Oceaneering International, Inc. (AE)                   30,100           1,188
Oil States International, Inc. (AE)                    19,900             574
Patterson-UTI Energy, Inc. (N)                         26,500             640
Rowan Cos., Inc.                                       19,500             641
SEACOR Holdings, Inc. (AE)                             17,110           1,732
St. Mary Land & Exploration Co.                        14,600             525
Stone Energy Corp. (AE)                                 4,300             146
Sunoco, Inc.                                           37,700           2,380
Superior Energy Services, Inc. (AE)                    17,400             528
Tesoro Corp.                                           11,400             939
Tetra Technologies, Inc. (AE)                          29,400             681
Todco Class A (AE)                                      6,000             208
Valero Energy Corp.                                   100,200           5,439
W&T Offshore, Inc.                                      8,900             273
Western Refining, Inc.                                 20,100             550
Whiting Petroleum Corp. (AE)                            5,000             228
XTO Energy, Inc.                                      215,600          10,881
                                                                 ------------
                                                                       53,758
                                                                 ------------

Producer Durables - 6.6%
AGCO Corp. (AE)                                        63,500           2,157
Andrew Corp. (AE)                                      21,200             225
Applied Industrial Technologies,
   Inc. (U)                                             8,800             216

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Applied Materials, Inc.                               259,300           4,597
Boeing Co.                                             16,600           1,487
Caterpillar, Inc.                                     120,200           7,701
Crane Co.                                               6,700             260
Cummins, Inc.                                           7,600           1,023
Danaher Corp. (U)                                      52,700           3,903
Deere & Co.                                             4,680             469
Emerson Electric Co.                                   36,600           1,646
Esterline Technologies Corp. (AE)                       1,100              44
Gardner Denver, Inc. (AE)                              16,600             640
Genlyte Group, Inc. (AE)                                5,400             409
Goodrich Corp.                                         17,700             868
KB Home                                                12,400             672
Lam Research Corp. (AE)                               125,200           5,736
Lennar Corp. Class A                                   28,100           1,528
Lexmark International, Inc. Class A (AE)(N)            70,000           4,412
Lockheed Martin Corp. (U)                             264,900          25,746
Manitowoc Co., Inc. (The)                              27,200           1,411
MDC Holdings, Inc.                                      7,400             431
Mettler Toledo International, Inc. (AE)                 8,900             737
MKS Instruments, Inc. (AE)                              8,200             179
Molex, Inc.                                            34,100           1,002
Nordson Corp.                                           3,900             202
Northrop Grumman Corp.                                286,851          20,349
Novellus Systems, Inc. (AE)(N)                         45,200           1,394
NVR, Inc. (AE)                                          1,500           1,039
Parker Hannifin Corp.                                  53,700           4,444
Plantronics, Inc.                                       4,600              91
Polycom, Inc. (AE)                                     78,100           2,626
Pulte Homes, Inc.                                      78,800           2,706
Standard-Pacific Corp.                                 34,700             952
Steelcase, Inc. Class A                                16,200             317
Technitrol, Inc.                                        6,100             134
Teradyne, Inc. (AE)                                    44,200             659
Terex Corp. (AE)                                        7,050             401
Toll Brothers, Inc. (AE)                               25,900             876
United Technologies Corp.                             134,900           9,176
Waters Corp. (AE)                                      32,550           1,845
Xerox Corp. (AE)                                       92,400           1,589
                                                                 ------------
                                                                      116,299
                                                                 ------------

Technology - 11.6%
3Com Corp. (AE)                                        54,000             211
Agere Systems, Inc. Class A (AE)                        3,500              71
Altera Corp. (AE)                                      44,700             896

                                                               Equity Q Fund  23

RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Amphenol Corp. Class A                                  6,700             454
Anixter International, Inc. (AE)                       11,800             652
Applera Corp. - Applied Biosystems Group               71,000           2,468
Applied Micro Circuits Corp. (AE)                      93,400             321
Arrow Electronics, Inc. (AE)                           25,400             895
Atmel Corp. (AE)                                      792,200           4,737
Avaya, Inc. (AE)                                       54,000             693
Avnet, Inc. (AE)                                       19,900             618
AVX Corp. (N)                                          45,100             652
BEA Systems, Inc. (AE)                                181,600           2,239
Benchmark Electronics, Inc. (AE)                       12,600             285
Blackbaud, Inc.                                         7,100             170
BMC Software, Inc. (AE)                                59,000           2,029
Brocade Communications Systems, Inc. (AE)             128,500           1,103
CACI International, Inc. Class A (AE)                   2,800             132
Cadence Design Systems, Inc. (AE)                      42,800             809
Ciena Corp. (AE)                                       45,614           1,281
Cisco Systems, Inc. (AE)                            1,217,600          32,376
Coherent, Inc. (AE)                                     1,200              37
Computer Sciences Corp. (AE)                          122,301           6,416
CSG Systems International, Inc. (AE)                    7,700             193
Cypress Semiconductor Corp. (AE)                       17,300             319
DRS Technologies, Inc.                                  7,000             388
F5 Networks, Inc. (AE)                                 15,200           1,086
Fairchild Semiconductor International, Inc.
   Class A (AE)                                        29,700             529
Harris Corp.                                           25,200           1,281
Hewlett-Packard Co. (U)                               667,200          28,876
Hyperion Solutions Corp. (AE)                           4,500             190
Ingram Micro, Inc. Class A (AE)                        56,600           1,104
Integrated Device Technology, Inc. (AE)               100,100           1,515
Intel Corp.                                            79,400           1,664
International Business Machines
   Corp. (U)                                          205,540          20,379
International Rectifier Corp. (AE)                     10,500             438
Intersil Corp. Class A                                 21,100             497
Intuit, Inc. (AE)                                     148,299           4,664
Jabil Circuit, Inc.                                    50,800           1,219
LSI Logic Corp. (AE)(N)                                81,900             770
McAfee, Inc. (AE)                                      33,700             986
MEMC Electronic Materials, Inc. (AE)                   22,700           1,189
Mentor Graphics Corp. (AE)                             62,600           1,164
Micron Technology, Inc. (AE)                          371,400           4,810
Microsoft Corp.                                       701,000          21,633
Motorola, Inc.                                         69,400           1,378
National Semiconductor Corp.                           39,200             907
NCR Corp. (AE)                                          9,800             464
Network Appliance, Inc. (AE)                           59,800           2,248
Nvidia Corp. (AE)                                      32,400             993
Oracle Corp. (AE)                                     568,000           9,747
QLogic Corp. (AE)                                      40,200             736

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Qualcomm, Inc.                                         88,600           3,337
Raytheon Co. (U)                                      159,500           8,278
RealNetworks, Inc. (AE)                                38,800             414
Sanmina-SCI Corp. (AE)                                104,200             365
Seagate Technology, Inc. (AE)                          57,274              --
Solectron Corp. (AE)                                   83,400             271
Spansion, Inc. Class A (AE)                            16,800             216
Sun Microsystems, Inc. (AE)                           358,200           2,378
Sybase, Inc. (AE)                                      10,200             264
Symantec Corp. (AE)                                   110,300           1,953
Synopsys, Inc. (AE)                                   133,901           3,562
Tellabs, Inc. (AE)                                     76,800             773
Texas Instruments, Inc.                               111,000           3,462
TIBCO Software, Inc. (AE)                               6,100              57
Unisys Corp. (AE)                                      57,300             494
Utstarcom, Inc. (AE)                                   88,500             781
VeriSign, Inc. (AE)                                    30,700             734
Vishay Intertechnology, Inc. (AE)                      41,100             540
Websense, Inc. (AE)                                     2,800              61
Western Digital Corp. (AE)                             94,300           1,848
Xilinx, Inc.                                          131,100           3,186
                                                                 ------------
                                                                      203,886
                                                                 ------------

Utilities - 6.3%
AGL Resources, Inc. (N)                                 5,700             224
Alltel Corp.                                           30,000           1,839
AT&T, Inc. (U)                                        755,970          28,447
Atmos Energy Corp.                                      8,300             259
CenturyTel, Inc.                                       81,000           3,632
Comcast Corp. Class A (AE)                            280,000          12,410
Constellation Energy Group, Inc.                       25,200           1,828
Duke Energy Corp.                                     232,000           4,568
Edison International                                  113,800           5,119
Embarq Corp.                                           28,200           1,565
Energy East Corp. (N)                                  19,900             478
Entergy Corp.                                          15,700           1,458
FirstEnergy Corp.                                      48,500           2,878
Golden Telecom, Inc.                                    1,200              62
KeySpan Corp.                                          43,100           1,759
New Jersey Resources Corp.                              2,300             107
Oneok, Inc.                                            12,100             519
Pepco Holdings, Inc.                                    8,100             207
PG&E Corp. (N)                                        204,699           9,555
PPL Corp.                                              35,500           1,264
Qwest Communications International, Inc. (AE)(N)      460,400           3,752
Sprint Nextel Corp.                                    74,100           1,321
TXU Corp.                                             329,699          17,830

 24  Equity Q Fund

RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Verizon Communications, Inc.                          200,500           7,723
Windstream Corp. (AE)                                 103,900           1,547
                                                                 ------------
                                                                      110,351
                                                                 ------------

TOTAL COMMON STOCKS
(cost $1,445,912)                                                   1,750,620
                                                                 ------------
SHORT-TERM INVESTMENTS - 3.9%
Russell Investment Company
   Money Market Fund                               64,560,900          64,561
United States Treasury Bills (c)(z)(sec.)
   4.968% due 03/15/2007                                3,000           2,983
                                                                 ------------
TOTAL SHORT-TERM INVESTMENTS
(cost $67,544)                                                         67,544
                                                                 ------------

OTHER SECURITIES - 2.5%
Russell Investment Company
   Money Market Fund (X)                           10,676,114          10,676
State Street Securities Lending
   Quality Trust (X)                               32,550,729          32,551
                                                                 ------------

OTHER SECURITIES
(cost $43,227)                                                         43,227
                                                                 ------------

TOTAL INVESTMENTS - 106.4%
(identified cost $1,556,683)                                        1,861,391
                                                                 ------------

SECURITIES SOLD SHORT - (4.3%)
Auto and Transportation - (0.2%)
Airtran Holdings, Inc. (AE)                           (24,100)           (267)
AMR Corp. (AE)                                        (37,700)         (1,397)
Florida East Coast Industries, Inc.                   (10,300)           (624)
Thor Industries, Inc.                                 (12,600)           (532)
Visteon Corp. (AE)                                    (29,000)           (232)
                                                                 ------------
                                                                       (3,052)
                                                                 ------------
Consumer Discretionary - (1.0%)
Apollo Group, Inc. Class A (AE)                       (21,900)           (950)
Big Lots, Inc. (AE)                                   (10,200)           (264)
Blockbuster, Inc. Class A (AE)                        (42,400)           (275)
Chico's FAS, Inc. (AE)                                (24,200)           (505)
ChoicePoint, Inc. (AE)                                 (1,300)            (50)
Discovery Holding Co. Class A (AE)                   (104,700)         (1,735)
Fastenal Co.                                          (34,700)         (1,294)
Hewitt Associates, Inc. Class A (AE)                  (36,900)           (994)
Interpublic Group of Cos., Inc. (AE)                 (114,500)         (1,507)
Las Vegas Sands Corp. (AE)                            (22,800)         (2,373)
Regal Entertainment Group Class A                     (53,600)         (1,206)
Saks, Inc.                                            (37,100)           (696)
Service Corp. International                           (70,500)           (751)
Take-Two Interactive Software, Inc. (AE)              (12,500)           (217)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Tractor Supply Co. (AE)                                (3,100)           (156)
Triarc Cos., Inc. Class A                             (23,200)           (454)
Under Armour, Inc. Class A New (AE)                    (2,800)           (142)
Urban Outfitters, Inc. (AE)                            (9,200)           (225)
World Fuel Services Corp.                              (6,500)           (298)
Wynn Resorts, Ltd. (N)                                 (8,600)           (961)
Yahoo!, Inc. (AE)                                     (77,500)         (2,194)
                                                                 ------------
                                                                      (17,247)
                                                                 ------------

Consumer Staples - (0.1%)
Hansen Natural Corp. (AE)                              (8,400)           (320)
Rite Aid Corp. (AE)                                  (150,100)           (925)
Tyson Foods, Inc. Class A                             (73,500)         (1,305)
                                                                 ------------
                                                                       (2,550)
                                                                 ------------

Financial Services - (1.0%)
American Financial Realty Trust (o)                   (23,000)           (257)
BlackRock, Inc. Class A                                (9,500)         (1,594)
Capitol Federal Financial                              (5,000)           (195)
Chicago Mercantile Exchange
   Holdings, Inc. Class A                              (3,300)         (1,859)
Eaton Vance Corp.                                     (59,800)         (2,051)
First Data Corp.                                      (41,100)         (1,022)
Friedman Billings Ramsey Group, Inc. Class A (o)      (65,500)           (515)
General Growth Properties, Inc. (o)                   (21,300)         (1,310)
Greenhill & Co., Inc.                                 (10,000)           (749)
H&R Block, Inc.                                       (63,300)         (1,557)
IntercontinentalExchange, Inc. (AE)                    (8,000)         (1,044)
Investors Financial Services Corp.                    (14,100)           (660)
LandAmerica Financial Group, Inc. Class A             (17,800)         (1,123)
MBIA, Inc.                                             (3,300)           (237)
Piper Jaffray Cos., Inc. (AE)                          (6,700)           (462)
SEI Investments Co.                                   (21,400)         (1,334)
UnumProvident Corp.                                    (1,000)            (22)
                                                                 ------------
                                                                      (15,991)
                                                                 ------------

Health Care - (0.4%)
Abraxis BioScience, Inc. (AE)                         (16,800)           (439)
Adams Respiratory Therapeutics, Inc. (AE)             (10,700)           (480)
Affymetrix, Inc. (AE)                                 (12,500)           (312)
Allergan, Inc.                                        (15,100)         (1,762)
Bausch & Lomb, Inc.                                   (10,700)           (596)
Celgene Corp. (AE)                                    (19,100)         (1,739)
Genentech, Inc. (AE)                                   (7,600)           (664)

                                                               Equity Q Fund  25

RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Healthsouth Corp. (AE)                                 (4,000)            (94)
Intuitive Surgical, Inc. (AE)                          (4,200)           (413)
Inverness Medical Innovations, Inc. (AE)               (4,000)           (165)
Techne Corp. (AE)                                      (3,600)           (209)
United Therapeutics Corp. (AE)                         (5,400)           (289)
                                                                 ------------
                                                                       (7,162)
                                                                 ------------

Integrated Oils - (0.0%)
Delta Petroleum Corp. (AE)                            (13,500)           (296)
                                                                 ------------
Materials and Processing - (0.4%)
Ashland, Inc.                                         (27,100)         (1,885)
Energy Conversion Devices, Inc. (AE)                   (8,100)           (279)
Georgia Gulf Corp.                                    (15,800)           (329)
Hexcel Corp. (AE)                                     (17,900)           (344)
Lone Star Technologies, Inc. (AE)                      (2,400)           (116)
Mosaic Co. (The) (AE)                                 (42,200)           (841)
Owens-Illinois, Inc. (AE)                             (21,000)           (467)
Quanta Services, Inc. (AE)                            (22,000)           (453)
Shaw Group, Inc. (The) (AE)                           (23,000)           (776)
Terra Industries, Inc. (AE)                           (13,800)           (196)
Titanium Metals Corp. (AE)                            (14,000)           (432)
UAP Holding Corp.                                     (16,200)           (406)
Weyerhaeuser Co.                                       (8,900)           (668)
Worthington Industries, Inc.                          (23,600)           (453)
                                                                 ------------
                                                                       (7,645)
                                                                 ------------
Miscellaneous - (0.0%)
Walter Industries, Inc.                               (16,400)           (462)
                                                                 ------------
Other Energy - (0.5%)
Cabot Oil & Gas Corp.                                  (5,700)           (370)
Consol Energy, Inc.                                   (26,300)           (905)
Crosstex Energy, Inc.                                 (22,800)           (747)
El Paso Corp.                                         (82,200)         (1,276)
Equitable Resources, Inc.                             (41,800)         (1,808)
EXCO Resources, Inc. (AE)                              (5,700)            (96)
Massey Energy Co.                                     (34,500)           (817)
Pogo Producing Co.                                    (16,900)           (837)
Reliant Energy, Inc. (AE)                             (52,000)           (774)
Southwestern Energy Co. (AE)                          (18,300)           (704)
                                                                 ------------
                                                                       (8,334)
                                                                 ------------
Producer Durables - (0.1%)
ACCO Brands Corp. (AE)                                (11,700)           (282)
Bucyrus International, Inc. Class A                    (4,900)           (228)
Pitney Bowes, Inc.                                    (37,500)         (1,795)
                                                                 ------------
                                                                       (2,305)
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Technology - (0.4%)
Akamai Technologies, Inc. (AE)                        (19,800)         (1,113)
Apple, Inc. (AE)                                       (9,300)           (797)
Autodesk, Inc. (AE)                                   (29,900)         (1,307)
CA, Inc.                                               (6,400)           (157)
Maxim Integrated Products, Inc.                       (37,300)         (1,149)
NAVTEQ Corp. (AE)                                     (18,600)           (660)
SRA International, Inc. Class A (AE)                   (4,000)           (101)
Transaction Systems Architects, Inc. (AE)              (5,700)           (206)
                                                                 ------------
                                                                       (5,490)
                                                                 ------------

Utilities - (0.2%)
Aquila, Inc. (AE)                                     (89,300)           (405)
CenturyTel, Inc.                                      (19,100)           (856)
Level 3 Communications, Inc. (AE)                    (182,000)         (1,130)
Southern Union Co.                                    (15,500)           (431)
Telephone & Data Systems, Inc.                        (15,500)           (867)
                                                                 ------------
                                                                       (3,689)
                                                                 ------------

TOTAL SECURITIES SOLD SHORT
(proceeds $68,480)                                                    (74,223)
                                                                 ------------
OTHER ASSETS AND LIABILITIES,
NET - (2.1%)                                                          (37,346)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,749,822
                                                                 ============

See accompanying notes which are an integral part of the schedule of investments.

 26  Equity Q Fund

RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 1000 Index
   expiration date 03/07 (20)                               7,872                 94

Russell 1000 Mini Index (CME)
   expiration date 03/07 (8)                                  630                  8

S&P 500 E-Mini Index (CME)
   expiration date 03/07 (59)                               4,257                 30

S&P 500 Index (CME)
   expiration date 03/07 (85)                              30,664                346

S&P Midcap 400 E-Mini Index (CME)
   expiration date 03/07 (279)                             23,350                394
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        872
                                                                     ===============

            See accompanying notes which are an integral part of the schedule of investments.

                                                               Equity Q Fund  27

RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 90.8%
Australia - 3.7%
AGL Energy, Ltd. (AE)(N)                               10,400             140
Alinta, Ltd.                                            3,492              38
Amcor, Ltd.                                           747,775           4,239
AMP, Ltd.                                              32,996             268
Ansell, Ltd.                                            8,638              75
Aristocrat Leisure, Ltd. (N)                           78,359             980
Australia & New Zealand Banking Group, Ltd.            45,479           1,028
Australian Wealth Management, Ltd. (N)                 13,853              30
AXA Asia Pacific Holdings, Ltd.                        43,631             245
BHP Billiton, Ltd.                                     71,084           1,437
BlueScope Steel, Ltd.                                  38,093             255
Brambles, Ltd. (AE)                                    94,734           1,021
Caltex Australia, Ltd. (N)                              6,876             116
Centro Properties Group                                20,800             146
Coca-Cola Amatil, Ltd.                                122,856             747
Coles Group, Ltd.                                     337,829           3,733
Commonwealth Bank of Australia                         26,092           1,014
CSL, Ltd.                                              74,934           4,040
CSR, Ltd. (N)                                          27,170              76
David Jones, Ltd. (N)                                  70,000             246
DB RREEF Trust                                         31,204              43
Downer EDI, Ltd.                                       12,892              66
Foster's Group, Ltd.                                1,095,336           5,758
Futuris Corp., Ltd. (N)                                27,690              45
Goodman Fielder, Ltd.                                  44,429              82
GPT Group                                              41,700             177
Harvey Norman Holdings, Ltd. (N)                       27,395              87
Insurance Australia Group, Ltd.                       159,189             800
Investa Property Group                                  9,267              18
Leighton Holdings, Ltd. (N)                             6,687             114
Lend Lease Corp., Ltd.                                  7,508             110
Macquarie Airports Management, Ltd.                   388,400           1,071
Macquarie Bank, Ltd.                                   90,836           5,713
Macquarie Goodman Group (N)                            33,363             190
Macquarie Infrastructure Group                        404,273           1,149
Mirvac Group                                            7,900              35
National Australia Bank, Ltd.                         583,544          18,316
Newcrest Mining, Ltd.                                   5,269              85
OneSteel, Ltd. (N)                                     65,763             242
Pacific Brands, Ltd.                                  114,100             245
PaperlinX, Ltd. (N)                                    35,465              98
Qantas Airways, Ltd.                                   67,039             281
QBE Insurance Group, Ltd. (N)                         137,075           3,279
Rinker Group, Ltd.                                     12,997             188
Rio Tinto, Ltd. (N)                                     1,243              74
Sims Group, Ltd. (N)                                   10,326             173
Smorgon Steel Group, Ltd.                              47,162              67
Sons of Gwalia, Ltd. (AE)(N)(B)                        22,400              --
Stockland (N)                                          22,563             149

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Suncorp-Metway, Ltd. (N)                               29,936             502
Symbion Health, Ltd.                                   15,050              48
TABCORP Holdings, Ltd. (N)                            125,509           1,702
Telstra Corp., Ltd. (N)                             1,511,277           4,976
Telstra Corp., Ltd. (AE)                              163,219             355
Telstra Corp., Ltd. (AE)(N)                             4,923              11
Toll Holdings, Ltd.                                    65,271           1,062
Wesfarmers, Ltd.                                       79,020           2,341
Westfield Group                                        23,807             412
Westpac Banking Corp.                                  41,577             809
Woodside Petroleum, Ltd.                                  446              13
Woolworths, Ltd.                                       86,080           1,588
Zinifex, Ltd.                                         145,194           1,849
                                                                 ------------
                                                                       74,197
                                                                 ------------

Austria - 1.0%
Erste Bank der Oesterreichischen Sparkassen AG
   (N)                                                187,639          14,598
Immofinanz Immobilien Anlagen AG (AE)                  51,000             774
OMV AG                                                 20,000           1,071
Raiffeisen International Bank Holding AG               11,300           1,725
Voestalpine AG                                         37,100           2,147
                                                                 ------------
                                                                       20,315
                                                                 ------------

Belgium - 0.9%
Belgacom SA (N)                                        36,346           1,646
Delhaize Group                                          7,675             638
Dexia                                                   6,975             207
Fortis                                                278,700          11,706
KBC Groep NV (N)                                       30,995           3,908
UCB SA                                                 12,943             858
                                                                 ------------
                                                                       18,963
                                                                 ------------

Bermuda - 0.8%
CNPC Hong Kong, Ltd.                                  310,000             155
Cofco International, Ltd.                              78,000              82
Esprit Holdings, Ltd.                                 631,500           6,402
Great Eagle Holdings, Ltd.                             50,000             164
Jardine Matheson Holdings, Ltd.                       104,100           2,446
Li & Fung, Ltd.                                     1,120,200           3,494
Orient Overseas International, Ltd.                    25,900             173
People's Food Holdings, Ltd.                           42,000              34
Shangri-La Asia, Ltd.                                 800,000           2,147
Vostok Nafta Investment, Ltd. (AE)                     12,450             810
                                                                 ------------
                                                                       15,907
                                                                 ------------

 28  International Fund

RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Brazil - 0.5%
Cia Vale do Rio Doce - ADR                             12,500             424
Gafisa SA (AE)                                         80,838           1,180
Gerdau SA - ADR                                        56,100             948
Petroleo Brasileiro SA - ADR                            7,600             747
Tele Norte Leste Participacoes SA - ADR (N)            73,340             989
Unibanco - Uniao de Bancos Brasileiros SA - ADR        54,028           5,124
                                                                 ------------
                                                                        9,412
                                                                 ------------

Canada - 1.4%
Bombardier, Inc. (AE)                                 109,289             413
Cameco Corp.                                           25,400             969
Canadian Imperial Bank of Commerce                     28,300           2,426
Canadian National Railway Co.                          85,798           3,920
EnCana Corp.                                           32,300           1,549
Gerdau Ameristeel Corp.                               100,000           1,011
Nexen, Inc.                                            23,942           1,446
Potash Corp. of Saskatchewan                           11,500           1,794
Research In Motion, Ltd. (AE)(N)                       32,700           4,179
Rogers Communications, Inc. Class B                   152,800           4,726
Shoppers Drug Mart Corp.                               44,714           1,911
SNC-Lavalin Group, Inc.                                57,700           1,696
Teck Cominco, Ltd. Class B (N)                         16,400           1,211
                                                                 ------------
                                                                       27,251
                                                                 ------------

Cayman Islands - 0.3%
Chaoda Modern Agriculture                              30,000              21
Ctrip.com International, Ltd. - ADR (N)                24,000           1,707
Focus Media Holding, Ltd. - ADR (AE)                   18,100           1,496
Foxconn International Holdings, Ltd. (AE)(N)          244,000             730
Hutchison Telecommunications International, Ltd.
   (AE)(N)                                            187,000             450
Kingboard Chemical Holdings, Ltd.                      14,500              60
Melco PBL Entertainment Macau, Ltd. - ADR
   (AE)(N)                                            100,221           1,938
                                                                 ------------
                                                                        6,402
                                                                 ------------

China - 0.4%
China Construction Bank Class H (N)                 1,060,000             625
China Life Insurance Co., Ltd. Class H (N)          1,061,000           3,098
China Telecom Corp., Ltd. Class H                     914,000             441
Industrial & Commercial Bank of China (AE)(N)       4,826,000           2,800
PetroChina Co., Ltd. Class H                          532,000             652
Ping An Insurance Group Co. of
   China, Ltd. Class H (N)                             82,000             396
                                                                 ------------
                                                                        8,012
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Denmark - 0.4%
Carlsberg A/S Class B                                   4,700             477
FLSmidth & Co. A/S                                     14,450             947
Genmab A/S (AE)                                         6,500             412
Novo-Nordisk A/S Class B                               13,450           1,159
Topdanmark A/S (AE)                                     1,220             220
Vestas Wind Systems A/S (AE)                           92,900           4,100
                                                                 ------------
                                                                        7,315
                                                                 ------------

Finland - 0.6%
Cargotec Corp. Class B (N)                              7,313             433
Kesko OYJ Class B                                      10,132             540
M-real OYJ Class B                                     72,190             491
Nokia OYJ                                             154,053           3,371
Nokia OYJ - ADR                                        14,453             320
Orion OYJ Class B (AE)(N)                              18,522             420
Rautaruukki OYJ                                        26,164           1,032
UPM-Kymmene OYJ                                       183,951           4,711
                                                                 ------------
                                                                       11,318
                                                                 ------------

France - 12.3%
Accor SA                                               71,042           5,889
Air France-KLM (N)                                     43,057           1,937
Air Liquide SA (N)                                     26,672           6,212
Alstom RGPT (AE)(N)                                    75,940           9,274
Arkema (AE)(N)                                         14,774             743
AXA SA (N)                                            342,915          14,454
BNP Paribas (N)                                       140,767          15,696
Capital Gemini SA (N)                                  17,415           1,105
Carrefour SA (N)                                       83,933           4,835
Casino Guichard Perrachon SA (N)                        7,139             620
Christian Dior SA                                       7,919             863
Cie de Saint-Gobain (N)                                73,579           6,943
Cie Generale d'Optique Essilor International SA
   (N)                                                  7,831             878
CNP Assurances (N)                                     10,702           1,225
Credit Agricole SA (N)                                398,150          17,052
Eiffage SA (N)                                          9,006             882
France Telecom SA (N)                                 244,681           6,761
Gaz de France SA (N)                                   44,340           1,907
Groupe Danone (N)                                       9,200           1,417
Iliad SA (N)                                           21,271           2,077
JC Decaux SA (N)                                       67,862           2,008
L'Oreal SA (N)                                         26,590           2,811
Lafarge SA (N)                                          1,231             189

                                                          International Fund  29

RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Lagardere SCA (N)                                      13,990           1,101
Legrand SA                                             71,050           2,112
LVMH Moet Hennessy Louis Vuitton SA (N)                56,564           5,964
Natixis                                                34,640             975
Nexans SA                                              14,294           1,951
NicOx SA (AE)(N)                                       11,992             303
Pernod-Ricard SA (N)                                   21,996           4,504
Peugeot SA (N)                                         32,194           2,117
PPR SA (N)                                             15,050           2,220
Renault SA (N)                                         92,042          11,391
Safran SA (N)                                          62,804           1,490
Sanofi-Aventis                                        197,732          17,383
Sanofi-Aventis (N)                                      2,746             241
Schneider Electric SA (N)                              54,997           6,641
Societe BIC SA                                          2,317             156
Societe Generale (N)                                  111,664          19,720
Sodexho Alliance SA (N)                                12,700             886
Suez SA (AE)(N)                                        44,739           2,193
Suez SA (AE)                                           27,332              --
Thomson (AE)(N)                                        70,250           1,332
Total SA (N)                                          369,222          24,928
Total SA - ADR                                         20,252           1,378
Unibail (N)                                            12,626           3,184
Valeo SA (N)                                           26,947           1,230
Vallourec SA                                           38,951          10,067
Veolia Environnement (N)                              181,775          12,734
Vivendi Universal SA (N)                               74,601           3,071
                                                                 ------------
                                                                      245,050
                                                                 ------------
Germany - 6.6%
Adidas AG                                              34,290           1,650
Allianz SE                                             22,511           4,489
BASF AG                                                27,100           2,611
Bayer AG                                              343,459          20,234
Bayerische Motoren Werke AG                            28,100           1,714
Celesio AG                                              1,716              98
Commerzbank AG                                         38,800           1,640
Continental AG                                         83,089          10,056
DaimlerChrysler AG                                     15,610             970
Deutsche Bank AG                                       34,192           4,832
Deutsche Boerse AG                                     22,526           4,733
Deutsche Lufthansa AG                                 112,300           3,141
Deutsche Post AG                                       94,280           2,900
Deutsche Telekom AG                                   184,700           3,250
E.ON AG                                               146,628          19,921
Fresenius Medical Care AG & Co. KGaA                    6,378             852
GEA Group AG                                           17,277             401
Hannover Rueckversicherung AG (AE)(N)                  35,890           1,601
Hochtief AG                                             8,948             730
Infineon Technologies AG (AE)                         328,558           4,698

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
KarstadtQuelle AG (AE)(N)                              53,917           1,738
Lanxess AG (AE)                                        19,744           1,021
Linde AG                                               17,782           1,905
MAN AG (N)                                             10,900           1,147
Medion AG (N)                                          20,650             237
Merck KGaA (N)                                          6,100             711
Metro AG                                                7,870             539
MTU Aero Engines Holding AG                             6,554             348
Muenchener Rueckversicherungs AG                       30,362           4,788
Praktiker Bau- und Heimwerkermaerkte AG (N)             6,181             228
Rheinmetall AG                                          5,733             452
RWE AG                                                102,351          10,672
Salzgitter AG                                          26,830           3,413
Siemens AG (N)                                         58,498           6,443
Suedzucker AG                                          24,039             523
Symrise AG (AE)                                        36,699             969
ThyssenKrupp AG (N)                                     5,153             243
Volkswagen AG (N)                                      13,579           1,513
Wacker Chemie AG (AE)                                  26,235           4,219
Wincor Nixdorf AG                                       2,502             397
                                                                 ------------
                                                                      132,027
                                                                 ------------

Greece - 0.3%
Alpha Bank AE                                          57,400           1,846
Hellenic Telecommunications Organization SA (AE)      107,600           3,192
Public Power Corp.                                     70,050           2,018
                                                                 ------------
                                                                        7,056
                                                                 ------------

Hong Kong - 1.8%
Bank of East Asia, Ltd.                                78,000             448
BOC Hong Kong Holdings, Ltd. (N)                      823,500           2,152
Cathay Pacific Airways, Ltd.                          332,000             855
Cheung Kong Holdings, Ltd.                             10,000             132
China Merchants Holdings International Co., Ltd.       42,000             154
China Mobile, Ltd.                                    822,500           7,543
China Netcom Group Corp. Hong Kong, Ltd.              132,000             329
China Resources Power Holdings Co.                     58,000              91
Citic Pacific, Ltd.                                   159,100             557
CNOOC, Ltd. (N)                                     1,612,000           1,371
CNOOC, Ltd. - ADR (N)                                  21,814           1,871
Dah Sing Financial Holdings, Ltd.                       6,000              59
Guangdong Investment, Ltd.                            126,000              64
Guangzhou Investment Co., Ltd.                        798,000             184
Hang Lung Group, Ltd.                                  35,000             120

 30  International Fund

RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Henderson Land Development Co., Ltd. (N)               37,000             214
Hong Kong Exchanges and Clearing, Ltd.                410,000           4,448
HongKong Electric Holdings                            673,500           3,330
Hopewell Holdings (N)                                  44,000             168
Hutchison Whampoa, Ltd.                               145,100           1,442
Link REIT (The) (o)                                   447,000           1,052
Melco International Development                       829,000           1,754
New World Development, Ltd.                            59,000             129
Shenzhen Investment, Ltd.                             162,000              66
Shun Tak Holdings, Ltd.                             1,620,000           2,174
Sino Land Co. (N)                                     344,293             773
Sun Hung Kai Properties, Ltd.                         113,000           1,368
Swire Pacific, Ltd.                                    20,000             229
Wharf Holdings, Ltd.                                  669,537           2,470
Wheelock & Co., Ltd.                                   85,000             182
                                                                 ------------
                                                                       35,729
                                                                 ------------

Hungary - 0.0%
MOL Hungarian Oil and Gas PLC                           5,900             608
                                                                 ------------
India - 0.2%
ICICI Bank, Ltd. - ADR (N)                             82,187           3,629
State Bank of India, Ltd. - GDR                        15,300             993
                                                                 ------------
                                                                        4,622
                                                                 ------------

Indonesia - 0.2%
Bank Central Asia Tbk PT                            1,918,500           1,075
Telekomunikasi Indonesia Tbk PT                     1,689,000           1,754
Telekomunikasi Indonesia Tbk PT - ADR                   5,423             228
                                                                 ------------
                                                                        3,057
                                                                 ------------

Ireland - 0.4%
Allied Irish Banks PLC                                 38,551           1,114
Bank of Ireland                                         6,900             154
Bank of Ireland PLC                                    59,214           1,325
C&C Group PLC                                          36,300             535
Elan Corp. PLC - ADR (AE)(N)                          136,600           1,701
Ryanair Holdings PLC - ADR (AE)(N)                     38,313           3,321
                                                                 ------------
                                                                        8,150
                                                                 ------------

Israel - 0.1%
Teva Pharmaceutical Industries, Ltd. - ADR             41,500           1,457
                                                                 ------------

Italy - 4.0%
Amplifon SpA (N)                                       23,152             197
Assicurazioni Generali SpA (N)                         56,240           2,421
Banco Popolare di Verona e Novara SCRL (N)             44,745           1,406
Benetton Group SpA                                     26,860             466

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Buzzi Unicem SpA (N)                                   68,059           1,929
Capitalia SpA                                          33,099             298
Enel SpA (N)                                           88,870             941
ENI SpA                                               419,588          13,508
ERG SpA (N)                                            27,249             605
Esprinet SpA                                            9,280             186
Fastweb (N)                                            39,900           2,187
Fiat SpA (AE)(N)                                       95,800           2,080
Fondiaria-Sai SpA (N)                                  65,957           2,987
Indesit Co. SpA                                         6,041             107
Intesa Sanpaolo SpA (N)                             3,258,663          24,595
Italcementi SpA (N)                                    42,372           1,245
Mediaset SpA                                          182,280           2,200
Milano Assicurazioni SpA                              120,800             963
Parmalat Finanziaria SpA (N)(B)                        46,200              --
Saipem SpA (N)                                         20,600             504
Saras SpA (AE)(N)                                     213,760           1,084
Telecom Italia SpA (N)                                 89,882             225
Toro Assicurazioni SpA                                  9,374             256
UniCredito Italiano SpA (N)                         1,957,529          18,115
Unipol SpA                                            373,430           1,386
                                                                 ------------
                                                                       79,891
                                                                 ------------

Japan - 17.1%
77 Bank, Ltd. (The)                                   151,500           1,001
Aderans Co., Ltd. (N)                                   5,100             118
Advantest Corp. (N)                                    38,600           1,932
Aeon Co., Ltd.                                        231,900           5,044
Aeon Credit Service Co., Ltd. (N)                      71,300           1,359
Aiful Corp. (N)                                        25,653             780
Amada Co., Ltd.                                        31,000             333
Asahi Breweries, Ltd.                                  30,900             474
Asahi Glass Co., Ltd. (N)                             233,000           3,070
Asahi Kasei Corp.                                      69,000             459
Astellas Pharma, Inc.                                  60,600           2,576
Bank of Nagoya, Ltd. (The)                             16,000              99
Bridgestone Corp. (N)                                  84,800           1,841
Brother Industries, Ltd.                               31,000             431
Calsonic Kansei Corp. (N)                              33,000             187
Canon Marketing Japan, Inc. (N)                         6,800             148
Canon, Inc.                                           397,247          20,903
Chiba Bank, Ltd. (The)                                 21,000             189
Chugai Pharmaceutical Co., Ltd. (N)                    81,100           1,818
Dai Nippon Printing Co., Ltd. (N)                      17,000             267
Daiichi Sankyo Co., Ltd.                               15,100             420
Daikin Industries, Ltd. (N)                            68,300           2,258
Daishi Bank, Ltd. (The)                                10,000              41
Daiwa House Industry Co., Ltd.                         11,000             186

                                                          International Fund  31

RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Daiwa Securities Group, Inc.                           61,000             746
Denki Kagaku Kogyo Kabushiki Kaisha                    39,000             163
Denso Corp.                                            10,800             433
Dentsu, Inc. (N)                                          765           2,282
East Japan Railway Co.                                     57             395
EDION Corp. (N)                                        63,700             896
Eisai Co., Ltd.                                        66,600           3,416
Fanuc, Ltd.                                            28,400           2,624
Fuji Electric Holdings Co., Ltd.                       17,000              80
Fuji Fire & Marine Insurance Co., Ltd. (The)           37,000             143
Fuji Heavy Industries, Ltd. (N)                        51,000             267
FUJIFILM Holdings Corp. (N)                            56,400           2,327
Fujikura, Ltd.                                         11,000              96
Fujitsu, Ltd. (N)                                      86,000             645
Funai Electric Co., Ltd. (N)                           12,470           1,137
Higo Bank, Ltd. (The)                                   2,000              14
Hino Motors, Ltd.                                     321,000           1,660
Hirose Electric Co., Ltd. (N)                           3,500             415
Hitachi, Ltd. (N)                                     220,000           1,477
Honda Motor Co., Ltd.                                 119,700           4,711
Hyakugo Bank, Ltd. (The)                                6,000              38
Hyakujushi Bank, Ltd. (The)                             5,000              31
Ibiden Co., Ltd.                                       22,400           1,112
Itochu Corp.                                           86,000             751
Iyo Bank, Ltd. (The)                                    2,000              20
Izumi Co., Ltd. (N)                                     6,600             252
Japan Tobacco, Inc.                                     3,574          17,177
JFE Holdings, Inc. (N)                                111,700           6,192
JGC Corp.                                               7,000             122
JS Group Corp.                                         49,000           1,119
Kagoshima Bank, Ltd. (The)                              6,000              44
Kandenko Co., Ltd.                                      1,000               6
Kansai Electric Power Co., Inc. (The)                  33,900             949
Kao Corp.                                             560,700          16,029
Kawasaki Kisen Kaisha, Ltd. (N)                        47,000             407
KDDI Corp.                                                914           6,468
Keio Corp.                                             17,000             113
Keiyo Bank, Ltd. (The)                                 15,000              91
Kobe Steel, Ltd.                                      116,000             419
Komatsu, Ltd.                                          27,000             570
Komori Corp.                                            3,000              62
Konica Minolta Holdings, Inc. (AE)                      7,500             102
Kubota Corp.                                           56,000             590
Kuraray Co., Ltd.                                      73,800             889
Kyocera Corp.                                           6,400             588
Lawson, Inc. (N)                                       28,400           1,028
Leopalace21 Corp.                                      22,600             719
Lintec Corp.                                            2,500              47
Mabuchi Motor Co., Ltd. (N)                             6,600             383
Makita Corp.                                           13,400             463
Marubeni Corp.                                        468,000           2,521
Matsumotokiyoshi Co., Ltd. (N)                         41,400             935

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Matsushita Electric Industrial Co., Ltd.               49,000             974
Matsushita Electric Works, Ltd.                        37,000             409
Mazda Motor Corp. (N)                                  85,000             558
Meiji Dairies Corp.                                    16,000             122
Millea Holdings, Inc.                                  81,700           2,918
Mitsubishi Chemical Holdings Corp.                     71,000             479
Mitsubishi Corp.                                      174,800           3,534
Mitsubishi Electric Corp.                              76,000             688
Mitsubishi Estate Co., Ltd.                            26,000             743
Mitsubishi Heavy Industries, Ltd.                      30,000             154
Mitsubishi UFJ Financial Group, Inc.                      486           5,880
Mitsui & Co., Ltd. (N)                                 34,000             543
Mitsui Chemicals, Inc.                                297,000           2,400
Mitsui Engineering & Shipbuilding Co., Ltd. (N)        27,000              93
Mitsui Fudosan Co., Ltd.                              115,000           2,983
Mitsui OSK Lines, Ltd. (N)                            355,000           3,695
Mitsui Sumitomo Insurance Co., Ltd.                    10,000             119
Mitsui Trust Holdings, Inc.                           385,100           4,215
Mizuho Financial Group, Inc.                              602           4,340
Mori Seiki Co., Ltd. (N)                               10,000             219
Nabtesco Corp.                                          6,000              76
Nichirei Corp.                                         80,000             437
Nihon Unisys, Ltd.                                      5,900              90
Nikon Corp.                                            90,000           2,006
Nintendo Co., Ltd.                                     39,900          11,770
Nippon Electric Glass Co., Ltd.                        65,000           1,551
Nippon Express Co., Ltd. (N)                          543,800           3,087
Nippon Kayaku Co., Ltd.                                 3,000              26
Nippon Mining Holdings, Inc.                          197,000           1,415
Nippon Oil Corp.                                       47,000             315
Nippon Paint Co., Ltd.                                 11,000              58
Nippon Paper Group, Inc. (N)                              320           1,217
Nippon Steel Corp. (N)                                179,000           1,056
Nippon Telegraph & Telephone Corp.                        713           3,557
Nippon Yusen KK (N)                                    83,000             635
Nissan Motor Co., Ltd.                                356,300           4,452
Nisshin Seifun Group, Inc.                             21,500             222
Nitto Denko Corp. (N)                                  16,900             828
NOK Corp. (N)                                          38,500             676
Nomura Holdings, Inc.                                 335,800           6,831
Nomura Research Institute, Ltd.                         1,200             187
Noritsu Koki Co., Ltd.                                  1,400              26
NTN Corp. (N)                                          20,000             181
NTT Data Corp.                                             27             138
NTT DoCoMo, Inc.                                          186             284
Oki Electric Industry Co., Ltd. (N)                   383,000             819

 32  International Fund

RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Omron Corp.                                            69,500           1,872
ORIX Corp. (N)                                         25,040           7,179
Pacific Metals Co., Ltd.                               12,000             138
Rakuten, Inc. (N)                                       5,927           3,124
Resona Holdings, Inc. (N)                                 133             369
Ricoh Co., Ltd.                                       561,500          12,237
Rinnai Corp.                                            4,770             142
Rohm Co., Ltd.                                         30,200           2,743
San-In Godo Bank, Ltd. (The)                            6,000              55
Sankyo Co., Ltd.                                        5,600             278
Sapporo Hokuyo Holdings, Inc.                              32             321
Secom Co., Ltd.                                         1,100              54
Sega Sammy Holdings, Inc.                              68,600           1,768
Seino Holdings Corp. (N)                               13,000             121
Sekisui Chemical Co., Ltd.                            190,900           1,470
Sekisui House, Ltd. (N)                               158,400           2,221
Seven & I Holdings Co., Ltd. (N)                        1,700              51
SFCG Co., Ltd. (N)                                      3,589             571
Sharp Corp. (N)                                       147,000           2,503
Shiga Bank, Ltd. (The) (N)                              8,000              53
Shimano, Inc.                                           2,700              79
Shimizu Corp.                                          18,600             100
Shin-Etsu Chemical Co., Ltd.                           17,300           1,124
Shinsei Bank, Ltd.                                    660,600           3,624
Showa Shell Sekiyu KK                                   2,900              32
Softbank Corp.                                         76,700           1,795
Sohgo Security Services Co., Ltd.                      13,200             258
Sompo Japan Insurance, Inc.                            34,000             432
Sony Corp.                                             13,700             630
Sumco Corp. (N)                                        76,400           2,760
Sumitomo Chemical Co., Ltd.                             4,000              31
Sumitomo Corp.                                         10,200             158
Sumitomo Heavy Industries, Ltd.                       291,000           3,024
Sumitomo Metal Industries, Ltd.                       127,000             539
Sumitomo Mitsui Financial Group, Inc. (N)               1,494          15,227
Sumitomo Realty & Development Co., Ltd. (N)           127,000           4,409
Sumitomo Trust & Banking Co., Ltd. (The)               57,000             610
Suzuken Co., Ltd.                                       5,300             184
Suzuki Motor Corp. (N)                                182,000           5,233
Takeda Pharmaceutical Co., Ltd.                       109,100           7,115
Takefuji Corp. (N)                                     37,560           1,513
TDK Corp. (N)                                          10,600             891
Terumo Corp.                                           43,000           1,728
Tobu Railway Co., Ltd. (N)                             40,000             189
Toho Co., Ltd./Tokyo (N)                                1,400              26
Tokai Rubber Industries, Inc.                           5,700             100
Tokyo Electric Power Co., Inc. (The) (N)               92,500           3,150
Tokyo Electron, Ltd. (N)                                2,900             205
Tokyo Gas Co., Ltd.                                   308,000           1,590
Tokyo Style Co., Ltd.                                   3,000              32

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Tokyu Corp. (N)                                        54,000             362
Tokyu Land Corp.                                        4,000              41
Toshiba Corp. (N)                                     137,000             874
Toyo Seikan Kaisha, Ltd. (N)                            2,800              51
Toyobo Co., Ltd.                                       66,000             200
Toyoda Gosei Co., Ltd.                                  3,800              90
Toyota Boshoku Corp.                                    1,200              25
Toyota Motor Corp.                                    520,700          34,302
West Japan Railway Co.                                    512           2,283
Yahoo! Japan Corp.                                        336             126
Yamada Denki Co., Ltd. (N)                             26,950           2,238
Yamato Kogyo Co., Ltd.                                  2,100              55
                                                                 ------------
                                                                      341,809
                                                                 ------------

Luxembourg - 0.2%
Acergy SA (AE)(N)                                      37,000             717
Millicom International Cellular SA (AE)(N)             33,900           2,252
SES Global SA (N)                                      42,500             740
                                                                 ------------
                                                                        3,709
                                                                 ------------

Mexico - 1.0%
America Movil SA de CV
   Series L (N)                                       210,037           9,317
Cemex SAB de CV - ADR (AE)(N)                         141,046           4,990
Coca-Cola Femsa SA de CV - ADR                         22,340             894
Fomento Economico Mexicano SA de CV - ADR              29,031           3,486
Grupo Televisa SA - ADR                                25,121             740
Telefonos de Mexico SA de CV
   Series L                                            26,510             814
                                                                 ------------
                                                                       20,241
                                                                 ------------

Netherlands - 3.2%
ABN AMRO Holding NV                                   141,250           4,510
Aegon NV                                               76,921           1,509
Akzo Nobel NV                                          11,791             742
Arcelor Mittal                                         70,678           3,285
ASML Holding NV (AE)                                  160,620           4,057
Buhrmann NV                                            62,600             937
European Aeronautic Defense and Space Co. NV (N)       71,020           2,357
Hagemeyer NV (AE)(N)                                  145,375             673
Heineken Holding NV                                    10,167             440
Heineken NV                                            54,800           2,776
Hunter Douglas NV                                       3,692             303
ING Groep NV                                          455,379          19,913

                                                          International Fund  33

RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Koninklijke Ahold NV (AE)                             111,954           1,124
Koninklijke Philips Electronics NV                    146,677           5,705
Reed Elsevier NV                                      258,369           4,526
Rodamco Europe NV                                       2,879             389
Royal KPN NV                                           93,455           1,346
Royal Numico NV                                        80,179           4,253
SBM Offshore NV                                        46,800           1,649
STMicroelectronics NV (N)                              45,200             841
TNT NV                                                 15,840             712
Unilever NV                                            36,309             966
Univar NV                                               3,261             182
Wolters Kluwer NV                                      56,400           1,691
                                                                 ------------
                                                                       64,886
                                                                 ------------

Netherlands Antilles - 0.0%
Schlumberger, Ltd. (N)                                  8,200             521
                                                                 ------------

New Zealand - 0.1%
Telecom Corp. of New Zealand, Ltd. (N)                768,437           2,631
                                                                 ------------

Norway - 0.4%
Aker Kvaerner ASA (N)                                  12,400           1,401
Telenor ASA                                           365,700           7,413
                                                                 ------------
                                                                        8,814
                                                                 ------------
Russia - 0.4%
Mobile Telesystems - ADR (N)                           72,200           3,910
OAO Gazprom - ADR                                      20,000             859
Vimpel-Communications - ADR (AE)(N)                    27,900           2,384
                                                                 ------------
                                                                        7,153
                                                                 ------------

Singapore - 1.1%
CapitaLand, Ltd.                                      900,000           3,927
DBS Group Holdings, Ltd.                              396,040           5,674
Flextronics International, Ltd. (AE)(N)                97,000           1,128
Fraser and Neave, Ltd. (N)                            111,000             379
Jardine Cycle & Carriage, Ltd.                         19,000             174
Keppel Corp., Ltd.                                    165,000           1,923
NatSteel, Ltd.                                         46,400              46
Oversea-Chinese Banking Corp.                         492,800           2,535
Pacific Century Regional Developments, Ltd.
   (AE)(N)                                            199,000              43
SembCorp Industries, Ltd.                              51,580             144
Singapore Airlines, Ltd.                               24,000             275
Singapore Petroleum Co., Ltd.                          23,000              65
Singapore Telecommunications, Ltd.                  1,494,500           3,406
United Overseas Bank, Ltd.                            184,100           2,266
United Overseas Land, Ltd.                             43,000             143

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Want Want Holdings, Ltd.                                7,000              11
Wheelock Properties S, Ltd.                            11,000              19
                                                                 ------------
                                                                       22,158
                                                                 ------------

South Africa - 0.2%
MTN Group, Ltd.                                        98,200           1,179
Nedbank Group, Ltd.                                    57,173           1,092
Sanlam, Ltd.                                          209,900             542
Standard Bank Group, Ltd.                              42,500             583
Tiger Brands, Ltd.                                     20,100             480
                                                                 ------------
                                                                        3,876
                                                                 ------------

South Korea - 0.7%
Honam Petrochemical Corp. (AE)                          5,700             461
Hynix Semiconductor, Inc. (AE)                          3,690             122
Hyundai Mobis (AE)                                      3,800             308
Industrial Bank of Korea (AE)                          34,000             626
Kookmin Bank (AE)                                       5,500             437
Korea Electric Power Corp. - ADR (N)                   40,610             929
KT Corp. - ADR (N)                                     27,560             637
LG Electronics, Inc.                                   14,400             798
POSCO                                                   2,400             840
Samsung Electronics Co., Ltd.                          11,138           6,850
Shinhan Financial Group Co., Ltd. (AE)                  9,200             481
SK Telecom Co., Ltd. - ADR                             34,820             827
                                                                 ------------
                                                                       13,316
                                                                 ------------

Spain - 2.3%
Abengoa SA                                              8,354             325
Actividades de Construccion y Servicios SA (N)         25,800           1,403
Banco Bilbao Vizcaya Argentaria SA (N)                235,646           5,851
Banco Santander Central Hispano SA (N)                405,469           7,710
Corporacion Mapfre SA                                 186,581             934
Endesa SA                                              15,487             779
Fomento de Construcciones y Contratas SA (N)           11,248           1,174
Gamesa Corp. Tecnologica SA (N)                        27,700             756
Gestevision Telecinco SA (N)                           46,600           1,262
Grifols SA (AE)                                        16,946             260
Iberdrola SA (N)                                      108,871           4,654
Iberia Lineas Aereas de Espana                        195,782             811
Inditex SA                                             74,000           4,193
Obrascon Huarte Lain SA                                 1,906              70
Repsol YPF SA (N)                                     120,658           3,954
Repsol YPF SA - ADR (N)                                20,803             685

 34  International Fund

RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Telefonica SA                                         517,316          11,294
Union Fenosa SA                                         9,470             472
                                                                 ------------
                                                                       46,587
                                                                 ------------

Sweden - 1.1%
Alfa Laval AB                                          21,000             985
D Carnegie & Co. AB (N)                                19,600             444
Electrolux AB (AE)(N)                                  52,200             988
Hennes & Mauritz AB Class B                            18,300             990
JM AB                                                  26,000             698
Kungsleden AB                                          19,300             314
Lindex AB (N)                                          37,000             508
Nobia AB                                                3,050             121
Scania AB Class B (AE)                                  1,500             107
Skandinaviska Enskilda Banken AB Class A               19,400             648
Skanska AB Class B                                     25,000             519
Ssab Svenskt Stal AB
   Series A                                            46,800           1,135
   Series B                                             9,200             215
Svenska Cellulosa AB Class B                           47,940           2,562
Svenska Handelsbanken AB Class A                       19,700             602
Swedish Match AB                                      145,500           2,575
Telefonaktiebolaget LM Ericsson - ADR                 155,938           6,205
Telefonaktiebolaget LM Ericsson Class B               569,350           2,253
TeliaSonera AB                                         79,500             635
Volvo AB
   Class A                                              3,100             233
   Class B                                              3,600             264
                                                                 ------------
                                                                       23,001
                                                                 ------------

Switzerland - 8.4%
ABB, Ltd.                                             681,702          12,059
Actelion, Ltd. (AE)                                    14,900           3,624
Ciba Specialty Chemicals AG                            37,280           2,485
Clariant AG (AE)                                       53,720             922
Compagnie Financiere Richemont AG Class A (N)          56,760           3,167
Credit Suisse Group                                   176,016          12,434
Geberit AG                                                381             644
Givaudan SA                                             1,950           1,759
Holcim, Ltd.                                            6,492             643
Julius Baer Holding AG                                 67,880           8,138
Kudelski SA                                             5,703             216
Logitech International SA (AE)                        121,121           3,457
Lonza Group AG                                         41,483           3,926
Nestle SA                                              81,149          29,771
Nobel Biocare Holding AG                                8,400           2,781
Novartis AG                                            89,166           5,130
Roche Holding AG                                      156,820          29,469
Sulzer AG                                                 934           1,323

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Swatch Group AG                                        43,746           2,100
Swiss Reinsurance                                     105,135           8,741
Swisscom AG                                             3,750           1,401
Syngenta AG (AE)                                       47,037           8,673
UBS AG                                                369,171          23,094
Zurich Financial Services AG                            6,291           1,692
                                                                 ------------
                                                                      167,649
                                                                 ------------

Taiwan - 0.4%
AU Optronics Corp.                                    644,000             855
Compal Electronics, Inc.                              697,922             630
HON HAI Precision Industry Co., Ltd.                  465,800           3,183
Siliconware Precision Industries Co.                  519,000             861
Taiwan Semiconductor Manufacturing Co., Ltd.          369,000             755
United Microelectronics Corp. - ADR (N)               356,560           1,266
                                                                 ------------
                                                                        7,550
                                                                 ------------

Thailand - 0.1%
Bangkok Bank PCL                                      357,880           1,154
PTT PCL                                                48,200             276
                                                                 ------------
                                                                        1,430
                                                                 ------------

United Kingdom - 18.1%
3i Group PLC                                            1,398              29
Admiral Group PLC                                      27,432             550
Alliance Boots PLC                                    469,275           7,440
Amvescap PLC                                          220,149           2,625
Anglo American PLC                                     37,918           1,761
ARM Holdings PLC                                      766,484           1,830
AstraZeneca PLC                                        58,375           3,257
Aviva PLC                                             445,441           7,185
BAE Systems PLC                                     1,043,056           8,561
Barclays PLC                                          881,909          12,822
Berkeley Group Holdings PLC (AE)                          163               5
BG Group PLC                                          587,756           7,720
BHP Billiton PLC                                      276,298           5,146
BP PLC                                              1,246,016          13,085
Bradford & Bingley PLC                                    597               5
British Airways PLC (AE)                               99,597           1,052
British American Tobacco PLC                          132,906           4,032
British Energy Group PLC (AE)                          64,194             552
British Land Co. PLC (o)                              110,896           3,419
Brixton PLC (o)                                         2,500              25
BT Group PLC                                          322,499           1,939
Cadbury Schweppes PLC                                 145,493           1,644

                                                          International Fund  35

RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Carphone Warehouse Group PLC (N)                      428,158           2,593
Centrica PLC                                          291,038           2,121
Charter PLC (AE)                                       47,893             800
Compass Group PLC                                     168,995           1,007
Corus Group PLC                                         2,872              34
Davis Service Group PLC                                13,200             140
De La Rue PLC                                          18,000             232
Debenhams PLC                                         828,212           2,697
Diageo PLC                                            517,805          10,072
Drax Group PLC (AE)                                         1              --
DSG International PLC                                   6,311              21
easyJet PLC (AE)                                      254,184           3,261
EMI Group PLC                                         100,778             489
Firstgroup PLC                                         48,463             518
FKI PLC                                                17,877              40
Friends Provident PLC                                 660,710           2,817
Galiform PLC (AE)                                      10,792              28
Gallaher Group PLC                                      5,749             128
George Wimpey PLC                                     125,600           1,328
GKN PLC                                               384,348           2,416
GlaxoSmithKline PLC                                   886,686          23,779
Hammerson PLC (o)                                         527              15
HBOS PLC                                              745,723          16,278
HMV Group PLC (N)                                      98,835             261
Home Retail Group                                     330,828           2,762
HSBC Holdings PLC                                     350,059           6,362
Inchcape PLC                                           69,272             720
Invensys PLC (AE)                                      80,378             468
Investec PLC                                           15,676             192
ITV PLC                                                 9,023              19
J Sainsbury PLC                                       493,655           4,207
Kelda Group PLC                                        74,400           1,364
Kesa Electricals PLC                                  549,965           3,668
Ladbrokes PLC                                         336,575           2,900
Land Securities Group PLC (o)                          11,345             477
Legal & General Group PLC                             265,816             808
Lloyds TSB Group PLC                                  649,498           7,420
Man Group PLC                                       1,217,559          12,792
Marks & Spencer Group PLC                              59,693             793
Marston's PLC                                         142,400           1,195
Mitchells & Butlers PLC                                24,299             332
Next PLC                                              272,808          10,468
Northern Rock PLC                                     177,267           4,089
Old Mutual PLC                                        502,150           1,694
Pearson PLC                                            84,119           1,325
Premier Farnell PLC                                    68,313             257
Reckitt Benckiser PLC                                 336,754          16,203
Reed Elsevier PLC                                     184,102           2,102
Rentokil Initial PLC                                  678,790           2,150
Resolution PLC                                          2,239              29
Rexam PLC                                              18,530             196
RHM PLC                                                   701               5
Rio Tinto PLC                                          31,065           1,657
Rolls-Royce Group PLC                                  98,602             907

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Royal & Sun Alliance Insurance Group PLC              898,710           2,843
Royal Bank of Scotland Group PLC                      666,583          26,782
Royal Dutch Shell PLC
   Class A                                                532          17,989
   Class B                                             46,482           1,558
SABMiller PLC                                          84,952           1,926
Scottish & Newcastle PLC                                2,502              27
Scottish & Southern Energy PLC                         11,571             340
Scottish Power PLC                                     17,340             255
Severn Trent PLC                                       40,400           1,123
Slough Estates PLC (o)                                 43,300             632
Smiths Group PLC                                      203,250           4,255
Standard Life PLC (AE)                                 17,299             100
Taylor Woodrow PLC                                     81,900             655
Tesco PLC                                           2,825,643          23,205
Trinity Mirror PLC                                    259,452           2,437
Unilever PLC                                          394,613          10,730
Vodafone Group PLC                                  3,641,012          10,587
William Hill PLC                                      395,004           4,982
WPP Group PLC                                         310,620           4,559
Xstrata PLC                                            70,875           3,303
                                                                 ------------
                                                                      361,608
                                                                 ------------

United States - 0.1%
Synthes, Inc.                                          10,951           1,376
                                                                 ------------

TOTAL COMMON STOCKS
(cost $1,409,275)                                                   1,815,054
                                                                 ------------

 36  International Fund

RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
PREFERRED STOCKS - 0.3%
Brazil - 0.2%
Banco Itau Holding Financeira SA                       74,000           2,735
Petroleo Brasileiro SA                                 29,000             640
Usinas Siderurgicas de Minas Gerais SA                 27,500           1,038
                                                                 ------------
                                                                        4,413
                                                                 ------------

Germany - 0.1%
Volkswagen AG                                          19,602           1,451
                                                                 ------------
South Korea - 0.0%
Hyundai Motor Co.                                      11,040             454
Samsung Electronics Co., Ltd.                             900             423
                                                                 ------------
                                                                          877
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $5,939)                                                           6,741
                                                                 ------------

                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------
OPTIONS PURCHASED - 0.1%
(Number of Contracts)
Belgium - 0.1%
Bel 20 Index Futures
   Feb 2007 4,484.69 (EUR)
   Call (73)                                            4,267             476
                                                                 ------------
Hong Kong - 0.0%
Hang Seng Index Futures
   Feb 2007 20,520.21 (HKD)
   Call (53)                                            6,965             170
                                                                 ------------

Switzerland - 0.0%
Swiss Market Index
   Mar 2007 8,667.21 (CHF) Put (35)                     2,439             141
   Mar 2007 8,904.44 (CHF) Put (79)                     5,656             317
                                                                 ------------
                                                                          458
                                                                 ------------
TOTAL OPTIONS PURCHASED
(cost $1,105)                                                           1,104
                                                                 ------------


                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
WARRANTS & RIGHTS - 0.3%
France - 0.0%
NicOx SA (AE)                                              12              19
                                                                 ------------

Germany - 0.0%
Merck KGaA (AE)                                             6              13
                                                                 ------------

United Kingdom - 0.1%
Infosys Technologies, Ltd.
   2007 Warrants (AE)                                      31           1,557
                                                                 ------------

United States - 0.2%
Bharti Tele Ventures, Ltd.
   2009 Warrants (AE)                                     100           1,588
ICICI Bank, Ltd.
   2009 Warrants (AE)                                      48           1,002
Satyam Computer Services, Ltd. (p)
   2009 Warrants (AE)                                      91             970
                                                                 ------------
                                                                        3,560
                                                                 ------------
TOTAL WARRANTS & RIGHTS
(cost $4,643)                                                           5,149
                                                                 ------------

SHORT-TERM INVESTMENTS - 8.2%
United States - 8.2%
Russell Investment Company Money Market Fund      157,805,001         157,805
United States Treasury Bills (c)(z)(sec.)
   4.973% due 03/15/07                                  7,000           6,960
                                                                 ------------
TOTAL SHORT-TERM INVESTMENTS
(cost $164,765)                                                       164,765
                                                                 ------------

OTHER SECURITIES - 19.8%
Russell Investment Company Money Market Fund (X)   97,443,520          97,443
State Street Securities Lending Quality Trust
   (X)                                            297,098,521         297,099
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $394,542)                                                       394,542
                                                                 ------------

TOTAL INVESTMENTS - 119.5%
(identified cost $1,980,269)                                        2,387,355
OTHER ASSETS AND LIABILITIES,
NET - (19.5)%                                                        (389,328)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,998,027
                                                                 ============

               A portion of the portfolio has been fair valued as of period end. See accompanying notes which are an integral part of the schedules of investments.

                                                          International Fund  37

RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
AEX Index (Netherlands)
   expiration date 02/07 (78)                              10,129               (145)

CAC-40 Index (France)
   expiration date 02/07 (176)                             12,842                 91
   expiration date 03/07 (60)                               4,389                 86

DAX Index (Germany)
   expiration date 03/07 (126)                             27,894                833

EUR STOXX 50 Index (EMU) expiration date 03/07
   (571)                                                   31,111                516

FTSE-100 Index (UK)
   expiration date 03/07 (272)                             32,940               (108)
Hang Seng Index (Hong Kong)
   expiration date 02/07 (48)                               6,194                (86)

IBEX Plus Index (Spain)
   expiration date 02/07 (11)                               2,080                 15

MSCI Singapore Index
   expiration date 02/07 (4)                                  198                 --

SPI 200 Index (Australia)
   expiration date 03/07 (71)                               7,895                202

TOPIX Index (Japan)
   expiration date 03/07 (384)                             54,762              2,892

Short Positions
FTSE-100 Index (UK)
   expiration date 03/07 (126)                             15,259                 (2)

MIB-30 (Italy)
   expiration date 03/07 (35)                               9,641               (247)

OMX Stockholm 30 Index (Sweden)
   expiration date 02/07 (415)                              7,068                (37)

SPI 200 Index (Australia)
   expiration date 03/07 (105)                             11,675               (314)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                      3,696
                                                                     ===============

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Belgium
Bel 20 Index Futures
   Feb 2007 4,484.69 (EUR) Put (73)                         4,267               (517)

Hong Kong
Hang Seng Index Futures
   Feb 2007 20,520.21 (HKD)
   Put (53)                                                 6,965               (290)

Switzerland
Swiss Market Index Futures
   Mar 2007 8,667.21 (CHF)
   Call (35)                                                2,439               (267)
   Mar 2007 8,904.44 (CHF)
   Call (79)                                                5,656               (452)
                                                                     ---------------

Total Liability for Options Written
   (premiums received $1,105)                                                 (1,526)
                                                                     ===============

A portion of the portfolio has been fair valued as of period end.
See accompanying notes which are an integral part of the schedules of investments.

 38  International Fund

RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD              65   AUD               84    02/01/07                 --
USD             388   AUD              500    03/20/07                 --
USD             388   AUD              500    03/20/07                 --
USD             388   AUD              500    03/20/07                 --
USD             394   AUD              500    03/20/07                 (6)
USD             939   AUD            1,200    03/20/07                 (8)
USD           1,655   AUD            2,100    03/20/07                (26)
USD           2,099   AUD            2,700    03/20/07                 (5)
USD           8,516   AUD           10,800    03/20/07               (140)
USD               5   AUD                6    03/21/07                 --
USD             136   AUD              175    03/21/07                 (1)
USD           1,382   AUD            1,770    03/21/07                 (9)
USD           2,085   AUD            2,675    03/21/07                (11)
USD           2,910   AUD            3,730    03/21/07                (18)
USD           3,902   AUD            5,015    03/21/07                (12)
USD           5,871   AUD            7,525    03/21/07                (35)
USD              47   CAD               56    02/02/07                 --
USD             379   CHF              475    02/01/07                  3
USD             716   CHF              898    02/01/07                  6
USD             207   CHF              259    02/02/07                  1
USD             174   CHF              217    02/02/07                  1
USD             433   CHF              541    02/05/07                  2
USD             872   CHF            1,082    02/05/07                 (2)
USD             246   CHF              297    03/21/07                 (6)
USD           3,897   CHF            4,695    03/21/07               (106)
USD           4,140   CHF            4,990    03/21/07               (110)
USD           5,613   CHF            6,907    03/21/07                (35)
USD           8,556   CHF           10,307    03/21/07               (233)
USD          14,513   CHF           17,468    03/21/07               (408)
USD          17,912   CHF           21,574    03/21/07               (490)
USD             218   DKK            1,257    02/01/07                  1
USD              84   DKK              483    03/21/07                 --
USD             149   DKK              844    03/21/07                 (2)
USD             181   DKK            1,021    03/21/07                 (2)
USD             105   EUR               81    02/01/07                  1
USD             149   EUR              115    02/01/07                  1
USD             757   EUR              584    02/01/07                  4
USD             323   EUR              249    02/01/07                  2
USD           1,421   EUR            1,096    02/01/07                  8
USD           1,428   EUR            1,102    02/02/07                  8
USD             213   EUR              165    02/02/07                  1
USD           1,071   EUR              827    02/02/07                  6
USD             393   EUR              303    02/02/07                  2
USD             146   EUR              112    02/05/07                 --
USD             352   EUR              270    02/05/07                  1

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             394   EUR              300    03/20/07                 (2)
USD             649   EUR              500    03/20/07                  4
USD             659   EUR              500    03/20/07                 (6)
USD           1,297   EUR            1,000    03/20/07                  9
USD           1,297   EUR            1,000    03/20/07                  9
USD           1,304   EUR            1,000    03/20/07                  2
USD           1,322   EUR            1,000    03/20/07                (16)
USD           1,323   EUR            1,000    03/20/07                (16)
USD           1,325   EUR            1,000    03/20/07                (18)
USD           2,596   EUR            2,000    03/20/07                 16
USD           2,597   EUR            2,000    03/20/07                 15
USD           2,598   EUR            2,000    03/20/07                 15
USD           2,670   EUR            2,000    03/20/07                (58)
USD           2,938   EUR            2,200    03/20/07                (64)
USD           5,214   EUR            4,000    03/20/07                 11
USD           5,925   EUR            4,500    03/20/07                (47)
USD           6,045   EUR            4,530    03/20/07               (128)
USD          10,437   EUR            8,000    03/20/07                 13
USD          21,751   EUR           16,300    03/20/07               (461)
USD          59,382   EUR           44,500    03/20/07             (1,257)
USD           6,458   EUR            4,889    03/21/07                (73)
USD           8,414   EUR            6,372    03/21/07                (91)
USD          21,582   EUR           16,344    03/21/07               (233)
USD             164   GBP               83    02/01/07                  1
USD             117   GBP               60    02/01/07                 --
USD              60   GBP               30    02/02/07                 --
USD             201   GBP              103    02/02/07                  1
USD             966   GBP              500    03/20/07                 16
USD           1,355   GBP              690    03/20/07                  1
USD           1,564   GBP              800    03/20/07                  8
USD           1,961   GBP            1,000    03/20/07                  3
USD           1,970   GBP            1,000    03/20/07                 (5)
USD           2,161   GBP            1,100    03/20/07                 --
USD           2,936   GBP            1,500    03/20/07                 10
USD           8,685   GBP            4,500    03/20/07                155
USD          40,660   GBP           20,700    03/20/07                  6
USD             611   GBP              311    03/21/07                  1
USD           1,991   GBP            1,015    03/21/07                  3
USD           6,391   GBP            3,233    03/21/07                (40)
USD           7,273   GBP            3,708    03/21/07                 12
USD           8,265   GBP            4,213    03/21/07                 12
USD          13,499   GBP            6,883    03/21/07                 23
USD          16,483   GBP            8,402    03/21/07                 23
USD              33   HKD              260    03/21/07                 --
USD              41   HKD              320    03/21/07                 --

A portion of the portfolio has been fair valued as of period end.
See accompanying notes which are an integral part of the schedules of investments.

                                                          International Fund  39

RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD              69   HKD              536    03/21/07                 (1)
USD              71   HKD              552    03/21/07                 --
USD              98   HKD              756    03/21/07                 (1)
USD             197   HKD            1,526    03/21/07                 (1)
USD             613   JPY           74,674    02/01/07                  6
USD             618   JPY           75,281    02/01/07                  6
USD              48   JPY            5,835    02/01/07                 --
USD             123   JPY           15,001    02/01/07                  1
USD             613   JPY           74,432    02/02/07                  4
USD             139   JPY           16,859    02/02/07                  1
USD             289   JPY           35,166    02/05/07                  2
USD             829   JPY          100,000    03/20/07                  5
USD             836   JPY          100,000    03/20/07                 (2)
USD             851   JPY          100,000    03/20/07                (17)
USD             865   JPY          100,000    03/20/07                (31)
USD           1,654   JPY          200,000    03/20/07                 14
USD           1,690   JPY          200,000    03/20/07                (22)
USD           1,759   JPY          200,000    03/20/07                (91)
USD           3,405   JPY          400,000    03/20/07                (69)
USD           8,500   JPY        1,000,000    03/20/07               (160)
USD           8,786   JPY        1,000,000    03/20/07               (445)
USD          33,388   JPY        3,800,000    03/20/07             (1,695)
USD             151   JPY           17,619    03/22/07                 (4)
USD           2,944   JPY          342,600    03/22/07                (86)
USD           7,377   JPY          891,313    03/22/07                 59
USD             207   SEK            1,442    02/05/07                 --
USD             487   SEK            3,309    03/21/07                (10)
USD           1,839   SEK           12,780    03/21/07                  5
USD           6,959   SEK           47,628    03/21/07                (86)
USD           8,191   SEK           56,139    03/21/07                (90)
USD          12,438   SEK           85,214    03/21/07               (142)
USD          15,670   SEK          107,257    03/21/07               (193)
USD              32   SGD               48    03/21/07                 --
USD             184   SGD              282    03/21/07                 --
USD             246   SGD              378    03/21/07                 --
USD           1,456   SGD            2,232    03/21/07                  1
USD           2,153   SGD            3,303    03/21/07                  3
USD           3,764   SGD            5,774    03/21/07                  5
USD           4,821   SGD            7,377    03/21/07                 (5)
USD          13,566   SGD           20,816    03/21/07                 22
USD             143   ZAR            1,033    02/01/07                 --
AUD              60   USD               46    02/02/07                 --
AUD             400   USD              313    03/20/07                  3
AUD             500   USD              390    03/20/07                  2
AUD             500   USD              394    03/20/07                  6

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
AUD             600   USD              468    03/20/07                  3
AUD           1,100   USD              867    03/20/07                 14
AUD           1,400   USD            1,097    03/20/07                 11
AUD           1,500   USD            1,182    03/20/07                 19
AUD           3,100   USD            2,443    03/20/07                 39
AUD               6   USD                5    03/21/07                 --
AUD           2,772   USD            2,165    03/21/07                 15
AUD           3,382   USD            2,638    03/21/07                 15
AUD           4,289   USD            3,348    03/21/07                 22
AUD          10,446   USD            8,159    03/21/07                 57
CAD              --   USD               --    02/01/07                 --
CHF             126   USD              101    02/01/07                 (1)
CHF             170   USD              136    02/02/07                 (1)
CHF             189   USD              152    02/05/07                 --
CHF           8,247   USD            6,844    03/21/07                185
CHF          34,264   USD           28,448    03/21/07                778
DKK              77   USD               14    03/21/07                 --
DKK             964   USD              168    03/21/07                 (1)
DKK           1,464   USD              259    03/21/07                  3
DKK           1,623   USD              287    03/21/07                  3
EUR              69   USD               89    02/01/07                 --
EUR              90   USD              117    02/01/07                 (1)
EUR             214   USD              277    02/01/07                 (2)
EUR              37   USD               47    02/01/07                 --
EUR             232   USD              301    02/02/07                 (2)
EUR             286   USD              371    02/02/07                 (2)
EUR             765   USD              992    02/02/07                 (5)
EUR           1,000   USD            1,325    03/20/07                 19
EUR           1,000   USD            1,335    03/20/07                 29
EUR           1,500   USD            1,997    03/20/07                 37
EUR           2,000   USD            2,594    03/20/07                (19)
EUR           3,000   USD            3,959    03/20/07                 40
EUR           3,500   USD            4,597    03/20/07                 25
EUR           4,000   USD            5,342    03/20/07                117
EUR           4,500   USD            6,014    03/20/07                136
EUR           5,000   USD            6,635    03/20/07                104
EUR           7,200   USD            9,611    03/20/07                207
EUR          17,900   USD           23,894    03/20/07                514
EUR             609   USD              805    03/21/07                 10
EUR             614   USD              811    03/21/07                  9
EUR             781   USD            1,031    03/21/07                 11
EUR           2,259   USD            2,945    03/21/07                 (6)
EUR           8,107   USD           10,579    03/21/07                (11)
EUR          15,679   USD           20,712    03/21/07                232
EUR          17,517   USD           23,132    03/21/07                251

A portion of the portfolio has been fair valued as of period end.
See accompanying notes which are an integral part of the schedules of investments.

 40  International Fund

RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
GBP              62   USD              121    02/01/07                 --
GBP              93   USD              183    02/02/07                 --
GBP              11   USD               22    02/05/07                 --
GBP              46   USD               91    02/05/07                 --
GBP             500   USD              984    03/20/07                  1
GBP             900   USD            1,768    03/20/07                 --
GBP           1,000   USD            1,961    03/20/07                 (4)
GBP           1,000   USD            1,965    03/20/07                  1
GBP           1,200   USD            2,343    03/20/07                (15)
GBP           1,600   USD            3,143    03/20/07                 --
GBP           2,000   USD            3,935    03/20/07                  6
GBP           2,000   USD            3,927    03/20/07                 (2)
GBP           4,600   USD            9,037    03/20/07                  1
GBP           3,255   USD            6,386    03/21/07                 (7)
GBP           5,201   USD           10,028    03/21/07               (190)
GBP          16,078   USD           31,540    03/21/07                (45)
GBP           8,421   USD           16,459    04/26/07                (85)
HKD           2,750   USD              352    02/01/07                 --
HKD              75   USD               10    02/01/07                 --
HKD             826   USD              106    02/01/07                 --
HKD             588   USD               76    03/21/07                 --
JPY          29,469   USD              242    02/01/07                 (2)
JPY          23,698   USD              194    02/02/07                 (2)
JPY          19,007   USD              156    02/02/07                 (1)
JPY           2,683   USD               22    02/02/07                 --
JPY          19,836   USD              164    02/05/07                 --
JPY          68,224   USD              565    02/05/07                 (1)
JPY         329,650   USD            2,726    02/23/07                (14)
JPY         100,000   USD              837    03/20/07                  3
JPY         100,000   USD              857    03/20/07                 23
JPY         100,000   USD              866    03/20/07                 32
JPY         150,000   USD            1,317    03/20/07                 66
JPY         200,000   USD            1,714    03/20/07                 46
JPY         200,000   USD            1,759    03/20/07                 91
JPY         200,000   USD            1,757    03/20/07                 89
JPY         200,000   USD            1,759    03/20/07                 91
JPY         250,000   USD            2,147    03/20/07                 62
JPY         550,000   USD            4,832    03/20/07                245
JPY         600,000   USD            5,169    03/20/07                165
JPY         800,000   USD            7,029    03/20/07                357
JPY          91,987   USD              790    03/22/07                 23
JPY         162,866   USD            1,399    03/22/07                 41
JPY         351,852   USD            3,022    03/22/07                 86
JPY         423,552   USD            3,639    03/22/07                106
JPY         476,308   USD            4,094    03/22/07                120

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
JPY         516,450   USD            4,391    03/22/07                 82
JPY       1,039,548   USD            8,934    03/22/07                262
JPY       1,959,907   USD           16,834    03/22/07                483
SEK           4,806   USD              701    03/21/07                  8
SEK           6,802   USD              993    03/21/07                 12
SEK          28,505   USD            4,163    03/21/07                 50
SEK          52,414   USD            7,648    03/21/07                 85
SGD              40   USD               26    03/21/07                 --
SGD           1,540   USD            1,004    03/21/07                 (1)
SGD           1,848   USD            1,205    03/21/07                 (1)
SGD           2,993   USD            1,952    03/21/07                 (1)
SGD           3,079   USD            2,009    03/21/07                 (1)
SGD           4,619   USD            3,013    03/21/07                 (2)
SGD           5,157   USD            3,361    03/21/07                 (5)
SGD           6,038   USD            3,936    03/21/07                 (5)
SGD           6,217   USD            4,053    03/21/07                 (5)
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                              (1,667)
                                                           ==============

A portion of the portfolio has been fair valued as of period end.
See accompanying notes which are an integral part of the schedules of investments.

                                                          International Fund  41

RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands

INDEX SWAP CONTRACTS
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              UNREALIZED
                                                                                                             APPRECIATION
        FUND RECEIVES                COUNTER        NOTIONAL           FUND PAYS           TERMINATION      (DEPRECIATION)
     UNDERLYING SECURITY              PARTY          AMOUNT          FLOATING RATE             DATE               $
------------------------------   ----------------   ---------   -----------------------   --------------   ----------------
MSCI Belgium II
   Local Net Total Return                                       1 Month EUR LIBOR
   Index                         Merrill Lynch      EUR    3,220    plus 0.15%               06/20/07                   (23)

MSCI Belgium III
   Local Net Total Return                                       1 Month EUR LIBOR
   Index                         Merrill Lynch      EUR     388    plus 0.15%                06/22/07                    (3)

MSCI Belgium IV
   Local Net Total Return                                       1 Month EUR LIBOR
   Index                         Merrill Lynch      EUR     315    plus 0.15%                09/19/07                    (2)
                                                                                                           ----------------

Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts                                               (28)
                                                                                                           ================

                                                       % OF              MARKET
                                                        NET               VALUE
INDUSTRY DIVERSIFICATION                              ASSETS                $

------------------------------------------------------------------------------------
Auto and Transportation                                       6.3            126,771
Consumer Discretionary                                        9.1            181,407
Consumer Staples                                              8.7            173,858
Financial Services                                           26.4            527,997
Health Care                                                   5.8            117,191
Integrated Oils                                               4.5             89,275
Materials and Processing                                     10.2            203,469
Miscellaneous                                                 0.9             17,588
Other Energy                                                  0.7             13,203
Producer Durables                                             6.3            125,972
Technology                                                    3.0             60,806
Utilities                                                     9.2            184,258
Options Purchased                                             0.1              1,104
Other Securities                                             19.8            394,542
Short-Term Investments                                        8.2            164,765
Warrants & Rights                                             0.3              5,149
                                                  ---------------    ---------------

Total Investments                                           119.5          2,387,355
Other Assets and Liabilities, Net                           (19.5)          (389,328)
                                                  ---------------    ---------------

Net Assets                                                  100.0          1,998,027
                                                  ===============    ===============
                                                       % OF              MARKET
                                                        NET               VALUE
GEOGRAPHIC DIVERSIFICATION                            ASSETS                $
------------------------------------------------------------------------------------
Africa                                                        0.2              3,876
Asia                                                          8.7            174,187
Europe                                                       42.7            853,856
Japan                                                        17.1            341,809
Latin America                                                 2.8             56,375
Middle East                                                   0.1              1,457
Other Regions                                                10.0            199,645
United Kingdom                                               18.1            361,608
Other Securities                                             19.8            394,542
                                                  ---------------    ---------------

Total Investments                                           119.5          2,387,355
Other Assets and Liabilities, Net                           (19.5)          (389,328)
                                                  ---------------    ---------------

Net Assets                                                  100.0          1,998,027
                                                  ===============    ===============

A portion of the portfolio has been fair valued as of period end.
See accompanying notes which are an integral part of the schedules of investments.

 42  International Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 99.7%
Asset-Backed Securities - 6.8%
Aames Mortgage Investment Trust (E)(A)
   Series 2005-3 Class A1
   5.500% due 08/25/35                                    827             827
ABSC NIMs Trust (p)
   Series 2005-HE6 Class A1
   5.050% due 08/27/35                                     83              82
Accredited Mortgage Loan Trust (E)
   Series 2004-2 Class A2
   5.620% due 07/25/34                                     93              93
ACE Securities Corp. (E)
   Series 2005-SD3 Class A
   5.720% due 08/25/45                                    604             605
   Series 2006-FM1 Class A2A
   5.360% due 07/25/36                                    931             931
   Series 2006-FM1 Class A2B
   5.410% due 07/25/36                                  1,825           1,825
Aegis Asset Backed Securities Trust (E)
   Series 2003-3 Class M2
   6.970% due 01/25/34                                    350             353
Air 2 US (A)
   8.027% due 10/01/19                                    486             504
American Express Credit Account Master Trust
   (E)(p)
   Series 2006-A Class A
   5.340% due 01/15/09                                  1,680           1,680
Ameriquest Mortgage Securities, Inc. (E)
   Series 2002-D Class M1
   7.557% due 02/25/33                                    155             155
   Series 2004-R10 Class A5
   5.710% due 11/25/34                                     66              66
Asset Backed Funding Certificates (E)
   Series 2006-OPT Class A3A
   5.380% due 10/25/36                                    749             749
Asset Backed Funding Corp. NIMs Trust (p)
   Series 2005-WF1 Class N1
   4.750% due 03/26/35                                     28              28
Asset Backed Securities Corp. Home Equity (E)
   Series 2006-HE2 Class A1A
   5.570% due 03/25/36                                  1,846           1,848
Bank One Issuance Trust (E)
   Series 2003-A1 Class A1
   5.470% due 09/15/10                                  1,100           1,101
Bayview Financial Acquisition Trust
   Series 2006-A Class 1A3
   5.865% due 02/28/41                                    325             324

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Burlington Northern Santa Fe Corp. Pass-Through
   Certificate
   4.967% due 04/01/23                                    222             215
Carrington Mortgage Loan Trust (E)
   Series 2006-NC3 Class A3
   5.470% due 08/25/36                                  2,105           2,106
Chase Issuance Trust (E)
   Series 2005-A3 Class A
   5.370% due 10/17/11                                  3,095           3,097
Citigroup Mortgage Loan Trust, Inc. (E)(A)
   Series 2006-SHL Class A1
   5.520% due 11/25/45                                  1,858           1,858
Countrywide Asset-Backed Certificates
   Series 2001-BC3 Class A (E)
   5.830% due 12/25/31                                     69              69
   Series 2004-13 Class AF3
   3.989% due 02/25/31                                    145             143
   Series 2004-BC1 Class M1 (E)
   5.820% due 02/25/34                                    190             190
   Series 2005-17 Class 1AF1 (E)
   5.550% due 12/25/36                                    303             303
   Series 2005-17 Class 4AV1 (E)
   5.460% due 05/25/36                                    459             459
   Series 2005-AB3 Class 2A1 (E)
   5.470% due 02/25/36                                    482             482
   Series 2006-11 Class 1AF4
   6.300% due 09/25/46                                    505             513
   Series 2006-BC1 Class 1A (E)
   5.520% due 04/25/36                                  3,200           3,201
   Series 2006-BC4 Class 2A2 (E)
   5.480% due 07/25/36                                  2,220           2,220
Countrywide Asset-Backed NIM Certificates (p)
   Series 2005-5 Class N
   5.000% due 07/25/36                                     43              41
Countrywide Home Equity Loan Trust (E)
   Series 2005-A Class 2A
   5.590% due 04/15/35                                    155             156
   Series 2005-G Class 2A
   5.550% due 12/15/35                                    773             773
   Series 2006-E Class 2A
   5.490% due 07/15/36                                  1,616           1,617
Credit-Based Asset Servicing and Securitization
   (E)
   Series 2005-CB5 Class AV2
   5.610% due 08/25/35                                    360             361

                                                         Fixed Income I Fund  43

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Credit-Based Asset Servicing and Securitization
   LLC
   Series 2004-CB7 Class AF5
   4.585% due 10/25/34                                    550             528
   Series 2005-CB1 Class AF2
   4.090% due 01/25/35                                     99              99
   Series 2006-CB6 Class A21 (E)
   5.360% due 07/25/36                                  1,911           1,911
Daimler Chrysler Master Owner Trust (E)
   Series 2006-A Class A
   5.350% due 11/15/11                                  6,720           6,735
Equifirst Mortgage Loan Trust (E)
   Series 2004-3 Class A2
   5.680% due 12/25/34                                    422             422
Equifirst Mortgage Loan Trust NIMs Notes (p)
   Series 2005-1 Class N1
   4.458% due 04/25/35                                     23              23
Fannie Mae
   Series 1992-158 Class ZZ
   7.750% due 08/25/22                                    278             294
   Series 1999-56 Class Z
   7.000% due 12/18/29                                    359             371
Fannie Mae Grantor Trust (E)
   Series 2002-T5 Class A1
   5.590% due 05/25/32                                    520             520
First Franklin Mortgage Loan Asset Backed
   Certificates (E)
   Series 2004-FF1 Class A2
   5.750% due 12/25/32                                    331             332
   Series 2004-FFH Class 2A1
   5.730% due 10/25/34                                    182             183
   Series 2006-FF3 Class A2A
   5.430% due 02/25/36                                    673             673
Ford Credit Floorplan Master Owner Trust (E)
   Series 2004-1 Class A
   5.390% due 07/15/09                                  1,770           1,770
Freddie Mac
   Series 1998-210 Class ZM
   5.000% due 01/16/09                                  3,485           3,476
   6.000% due 12/15/28 (N)                                699             702
Fremont Home Loan Trust (E)
   Series 2004-4 Class 1A1
   5.730% due 03/25/35                                  1,389           1,390
   Series 2006-3 Class 2A1
   5.420% due 02/25/37                                    409             409
Fremont NIMs Trust (p)
   Series 2005-A
   3.750% due 01/25/35                                     13              13
   Series 2005-C Class NOTE
   5.584% due 07/25/35                                     44              43

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
GE Dealer Floorplan Master Note Trust (E)
   Series 2004-2 Class A
   5.400% due 07/20/09                                    955             955
   Series 2005-1 Class A
   5.390% due 04/20/10                                  1,425           1,426
   Series 2006-3 Class A
   5.360% due 07/20/11                                  1,980           1,980
GMAC Mortgage Corp. Loan Trust
   Series 2004-HE5 Class A3
   3.970% due 09/25/34                                    395             391
GSAA Home Equity Trust
   Series 2006-4 Class 1A2
   5.967% due 03/25/36                                    477             480
GSAA Trust (E)
   Series 2006-2 Class 2A3
   5.590% due 12/25/35                                    570             571
GSAMP Trust (E)
   Series 2003-HE2 Class M1
   5.970% due 08/25/33                                    300             301
HFC Home Equity Loan Asset Backed Certificates
   (E)
   Series 2006-2 Class A1
   5.470% due 03/20/36                                  2,199           2,199
Home Equity Asset Trust (E)
   Series 2003-5 Class M1
   6.020% due 12/25/33                                    345             346
   Series 2005-2 Class 2A2
   5.520% due 07/25/35                                    195             196
HSI Asset Securitization Corp. Trust (E)
   Series 2006-HE2 Class 2A1
   5.370% due 12/25/36                                    292             292
JP Morgan Mortgage Acquisition Corp. (E)
   Series 2005-FLD Class A1
   5.470% due 07/25/35                                    286             286
   Series 2006-WMC Class A2
   5.370% due 08/25/36                                    292             292
Lehman XS Trust (E)
   Series 2005-1 Class 2A1
   4.660% due 07/25/35                                    797             789
   Series 2005-1 Class 2A2
   4.660% due 07/25/35                                    270             271
   Series 2006-16N Class A1A
   5.400% due 11/25/46                                    833             833
   Series 2006-17 Class WF11
   5.470% due 11/25/36                                  1,104           1,105

 44  Fixed Income I Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Long Beach Mortgage Loan Trust (E)
   Series 2004-4 Class 1A1
   5.650% due 10/25/34                                    123             123
   Series 2006-9 Class 2A1
   5.410% due 10/25/36                                  3,419           3,419
Master Asset Backed Securities Trust (E)
   Series 2005-NC1 Class A1
   5.640% due 12/25/34                                  1,117           1,117
Mastr Asset Backed Securities Trust (E)
   Series 2003-WMC Class M2
   6.970% due 08/25/33                                     84              84
Merrill Auto Trust Securitization (E)
   Series 2005-1 Class A2B
   5.330% due 04/25/08                                     22              22
Morgan Stanley ABS Capital I (E)
   Series 2003-NC8 Class M3
   7.420% due 09/25/33                                     85              86
   Series 2004-NC5 Class A2
   5.650% due 05/25/34                                    356             356
   Series 2006-HE7 Class A2A
   5.370% due 09/25/36                                  2,319           2,319
Morgan Stanley Mortgage Loan Trust
   Series 2006-12X Class A6A
   5.726% due 10/25/36                                    415             411
Navistar Financial Corp. Owner Trust (E)
   Series 2003-B Class A3
   5.500% due 04/15/08                                     61              61
New Century Home Equity Loan Trust (E)
   Series 2004-4 Class M2
   5.850% due 02/25/35                                    370             372
   Series 2005-B Class A2A
   5.470% due 10/25/35                                    211             211
Nissan Master Owner Trust Receivables (E)
   Series 2005-A Class A
   5.380% due 07/15/10                                  1,305           1,305
Option One Mortgage Loan Trust (E)
   Series 2003-2 Class M2
   7.020% due 04/25/33                                    113             114
   Series 2003-3 Class M3
   7.350% due 06/25/33                                     77              77
   Series 2003-4 Class M2
   6.970% due 07/25/33                                    116             117
Option One Mortgage Securities Corp. NIMs Trust
   (E)(p)
   Series 2006-1A
   5.450% due 12/25/10                                  1,181           1,181
Origen Manufactured Housing
   Series 2005-B Class A4
   5.910% due 01/15/37                                    100              98

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ownit Mortgage Loan Asset Backed Certificates
   (E)
   Series 2006-6 Class A2C
   5.630% due 09/25/37                                  2,390           2,391
Park Place Securities, Inc. (E)
   Series 2004-WWF Class A1D
   5.810% due 02/25/35                                    440             440
   Series 2005-WCW Class M1
   5.800% due 09/25/35                                    370             372
Popular ABS Mortgage Pass-Through Trust
   Series 2005-1 Class AF2
   3.914% due 05/25/35                                     27              26
   Series 2005-6 Class A3
   5.680% due 01/25/36                                    390             388
RAAC Series (E)(A)
   Series 2006-RP2 Class A
   5.600% due 02/25/37                                  1,159           1,160
Renaissance Home Equity Loan Trust
   Series 2005-1 Class M1
   5.357% due 05/25/35                                    225             221
   Series 2005-2 Class AF4
   4.934% due 08/25/35                                    245             243
   Series 2005-3 Class AF1 (E)
   5.500% due 11/25/35                                      3               3
   Series 2005-3 Class AV1 (E)
   5.490% due 10/25/35                                    486             486
   Series 2005-4 Class N (p)
   7.142% due 02/25/36                                    166             165
   Series 2006-1 Class AF6
   5.746% due 05/25/36                                    305             307
Residential Asset Mortgage Products, Inc.
   Series 2003-RS1 Class AI6A
   5.980% due 12/25/33                                    345             347
   Series 2003-RS2 Class AII (E)
   5.690% due 03/25/33                                    131             131
   Series 2003-RS3 Class AII (E)
   5.710% due 04/25/33                                     89              89
Residential Asset Securities Corp.
   Series 2001-KS1 Class AII (E)
   5.820% due 03/25/32                                     83              84
   Series 2001-KS3 Class AII (E)
   5.580% due 09/25/31                                     64              64
   Series 2003-KS1 Class M2 (E)
   7.100% due 01/25/33                                     61              61
   Series 2003-KS2 Class MI1
   4.800% due 04/25/33                                    755             737

                                                         Fixed Income I Fund  45

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-KS2 Class MI3
   6.100% due 04/25/33                                    495             490
   Series 2006-KS6 Class A1 (E)
   5.360% due 08/25/36                                    401             401
Residential Funding Mortgage Securities II, Inc.
   (E)
   Series 2005-HS1 Class AI1
   5.470% due 09/25/35                                    758             756
Saxon Asset Securities Trust (E)
   Series 2004-1 Class A
   5.620% due 03/25/35                                     68              68
Securitized Asset Backed Receivables LLC Trust
   (E)
   Series 2005-FR4 Class A3
   5.550% due 01/25/36                                    341             341
SLM Student Loan Trust (E)
   Series 2006-9 Class A1
   5.338% due 10/25/12                                  1,724           1,723
Small Business Administration
   Series 2000-P10 Class 1
   7.449% due 08/01/10                                     57              60
Soundview Home Equity Loan Trust
   Series 2006-WF1 Class A2
   5.645% due 10/25/36                                    825             822
Specialty Underwriting & Residential Finance (E)
   Series 2003-BC1 Class A
   5.690% due 01/25/34                                     15              15
   Series 2006-AB1 Class A2
   5.490% due 12/25/36                                    850             850
Structured Asset Investment Loan Trust (E)
   Series 2004-7 Class A1
   5.605% due 08/25/34                                    149             149
   Series 2005-3 Class M2
   5.790% due 04/25/35                                    210             211
Structured Asset Securities Corp.
   Series 2002-AL1 Class A3
   3.450% due 02/25/32                                    219             204
   Series 2004-19X Class A2
   4.370% due 10/25/34                                    622             616
   Series 2005-WF1 Class A2 (E)
   5.550% due 02/25/35                                  1,129           1,130
   Series 2006-BC3 Class A2 (E)
   5.370% due 10/25/36                                    710             710
Textron Financial Floorplan Master Note Trust
   (E)(p)
   Series 2005-1A Class A
   5.470% due 05/13/10                                  1,640           1,643
Truman Capital Mortgage Loan Trust (E)(A)
   Series 2006-1 Class A
   5.610% due 03/25/36                                  1,750           1,750

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Volkswagen Credit Auto Master Trust (E)
   Series 2005-1 Class A
   5.370% due 07/20/10                                  1,485           1,485
Wachovia Asset Securitization, Inc. (E)
   Series 2003-HE3 Class A
   5.600% due 11/25/33                                    190             191
Waverly Community School (E)
   Series 2006-1 Class A1
   5.450% due 05/25/36                                    998             998
Wells Fargo Home Equity Trust (E)(p)
   Series 2005-4 Class AI1
   5.470% due 12/25/35                                    667             667
                                                                 ------------
                                                                       96,050
                                                                 ------------

Certificates of Deposit - 0.4%
Abbey National Treasury Services PLC
   5.276% due 07/02/08                                  1,300           1,299
Nordea Bank Finland PLC
   5.308% due 05/28/08                                    400             400
Royal Bank of Canada
   5.420% due 06/30/08                                  1,100           1,099
Societe Generale
   5.271% due 06/30/08                                  2,700           2,705
                                                                 ------------
                                                                        5,503
                                                                 ------------

Corporate Bonds and Notes - 16.2%
Abbott Laboratories
   5.600% due 05/15/11                                    310             313
   5.875% due 05/15/16                                  4,340           4,457
Alamosa Delaware, Inc.
   8.500% due 01/31/12                                    180             191
Alcoa, Inc.
   5.550% due 02/01/17                                    600             596
   5.900% due 02/01/27                                    645             637
Altria Group, Inc.
   7.000% due 11/04/13                                    510             553
American Electric Power Co., Inc.
   Series C
   5.375% due 03/15/10                                     35              35
American Express Bank (E)
   Series BKNT
   5.330% due 10/16/08                                    800             800
American General Finance Corp. (E)
   Series MTNI
   5.496% due 06/27/08                                  1,300           1,303

 46  Fixed Income I Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
American International Group, Inc.
   4.700% due 10/01/10                                    445             436
   5.375% due 10/18/11                                    480             481
   5.050% due 10/01/15 (N)                                440             427
American RE Corp. (N)
   Series B
   7.450% due 12/15/26                                    435             498
Ameriprise Financial, Inc.
   5.650% due 11/15/15                                    740             740
Anadarko Petroleum Corp.
   5.760% due 09/15/09 (E)                                480             481
   5.950% due 09/15/16                                  1,565           1,551
   6.450% due 09/15/36                                    550             545
Apache Corp.
   6.000% due 01/15/37                                    515             514
ASIF Global Financing XIX (A)
   4.900% due 01/17/13                                     50              49
AT&T, Inc.
   5.100% due 09/15/14                                    325             314
BAE Systems Holdings, Inc. (p)
   6.400% due 12/15/11                                    955             989
Bank of America Corp.
   5.875% due 02/15/09                                    180             182
   5.375% due 06/19/09 (E)                              2,700           2,702
   4.375% due 12/01/10                                  1,520           1,472
   5.375% due 08/15/11                                    460             462
   5.750% due 08/15/16                                  2,305           2,340
Bank of America NA
   Series BKNT
   5.361% due 12/18/08 (E)                              1,300           1,300
   6.000% due 10/15/36                                  2,240           2,265
Bank of New York Co., Inc. (The)
   5.125% due 11/01/11                                    540             535
Banque Paribas
   6.875% due 03/01/09                                    350             361
Bear Stearns Cos., Inc. (The)
   5.465% due 08/21/09 (E)                                800             801
   5.350% due 02/01/12                                  1,955           1,950
BellSouth Corp.
   4.750% due 11/15/12                                     20              19
   6.550% due 06/15/34                                     90              92
Boeing Capital Corp., Ltd. (N)
   6.100% due 03/01/11                                    150             154
Boston Scientific Corp.
   6.400% due 06/15/16                                    600             610
Bundesrepublik Deutschland
   Series 04
   3.750% due 01/04/15                                    790           1,007
Burlington Northern Santa Fe Corp.
   6.875% due 12/01/27                                     80              86
Calyon NY (E)
   Series YCD
   1.000% due 01/16/09                                    800             800

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Campbell Soup Co.
   5.875% due 10/01/08                                    165             166
Cardinal Health, Inc.
   5.850% due 12/15/17                                    260             257
Carolina Power & Light Co.
   5.150% due 04/01/15                                    735             712
Caterpillar Financial Services Corp. (E)
   5.410% due 10/09/09                                  2,100           2,101
Caterpillar, Inc.
   6.050% due 08/15/36                                  1,375           1,402
CenterPoint Energy Houston Electric LLC
   Series J2
   5.700% due 03/15/13                                    195             196
CenterPoint Energy Resources Corp.
   Series B
   7.875% due 04/01/13                                    440             486
Cingular Wireless Services, Inc.
   7.875% due 03/01/11                                  3,380           3,673
   8.750% due 03/01/31                                  1,845           2,386
Cisco Systems, Inc.
   5.500% due 02/22/16                                  2,900           2,894
CIT Group Holdings, Inc. (E)
   5.526% due 01/30/09                                  2,400           2,404
CIT Group, Inc.
   6.875% due 11/01/09                                     80              83
Citicorp
   7.250% due 10/15/11                                    455             487
Citigroup Funding, Inc. (E)
   5.343% due 12/08/08                                    400             399
Citigroup, Inc.
   3.500% due 02/01/08                                    985             967
   5.406% due 12/26/08 (E)                                700             700
   5.416% due 01/30/09 (E)                              2,000           2,001
   5.393% due 12/28/09 (E)                                800             800
   4.125% due 02/22/10                                    630             611
   6.500% due 01/18/11                                    300             312
   5.000% due 09/15/14                                  5,225           5,065
   6.125% due 08/25/36                                    100             103
Citizens Property Insurance Corp. (p)
   7.125% due 02/25/19                                    505             592
Clear Channel Communications, Inc.
   4.250% due 05/15/09                                    100              97
   6.250% due 03/15/11                                    290             287
Clorox Co.
   4.200% due 01/15/10                                    165             160
Columbus Southern Power Co.

                                                         Fixed Income I Fund  47

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series C
   5.500% due 03/01/13                                     85              85
Comcast Cable Communications LLC
   6.875% due 06/15/09                                    480             496
Comcast Cable Holdings LLC
   9.800% due 02/01/12                                    385             453
   7.875% due 08/01/13                                    790             877
Comcast Corp.
   6.500% due 01/15/15                                    855             894
   5.900% due 03/15/16                                     65              65
   6.500% due 01/15/17                                    450             471
   6.500% due 11/15/35                                    825             835
Commonwealth Edison Co.
   Series 98
   6.150% due 03/15/12                                    240             245
ConocoPhillips Holding Co.
   6.950% due 04/15/29                                  1,155           1,299
Consolidated Natural Gas Co.
   6.850% due 04/15/11                                    810             849
Constellation Energy Group, Inc.
   6.125% due 09/01/09                                    635             646
   4.550% due 06/15/15                                    565             522
COX Communications, Inc.
   3.875% due 10/01/08                                    240             234
   6.750% due 03/15/11                                  2,895           3,017
   5.875% due 12/01/16 (p)                                100             100
Credit Suisse First Boston USA, Inc.
   3.875% due 01/15/09                                    625             609
   4.875% due 08/15/10                                    120             118
   6.500% due 01/15/12                                     20              21
   5.500% due 08/15/13 (N)                                 95              96
Credit Suisse USA, Inc. (N)
   5.250% due 03/02/11                                    310             309
CRH America, Inc.
   6.000% due 09/30/16                                  1,355           1,368
CVS Corp.
   5.750% due 08/15/11                                    250             253
   6.125% due 08/15/16                                    345             353
CVS Lease Pass Through (A)
   6.036% due 12/10/28                                    190             187
DaimlerChrysler NA Holding Corp.
   4.050% due 06/04/08                                    165             162
   5.875% due 03/15/11                                    300             301
   8.500% due 01/18/31                                    975           1,155
DCP Midstream, LP
   6.875% due 02/01/11                                     35              36
Detroit Edison Co. (The)
   6.125% due 10/01/10                                    120             122
   6.350% due 10/15/32                                    105             109
Devon Energy Corp.
   7.950% due 04/15/32                                    160             193
Dominion Resources, Inc.
   4.750% due 12/15/10                                     90              88
   5.700% due 09/17/12                                    390             394

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series A
   5.200% due 01/15/16                                    555             534
   Series C
   5.150% due 07/15/15                                    845             817
Dow Chemical Co. (The)
   6.000% due 10/01/12                                    160             164
DPL, Inc.
   6.875% due 09/01/11                                    430             451
Dresdner Funding Trust I (p)
   8.151% due 06/30/31                                    410             492
DTE Energy Co.
   7.050% due 06/01/11                                  1,400           1,480
Duke Energy Corp.
   6.250% due 01/15/12                                    150             155
   5.625% due 11/30/12                                    185             187
Duke Realty, LP
   5.950% due 02/15/17                                    740             750
Eastman Kodak Co.
   7.250% due 11/15/13                                     30              30
Electronic Data Systems Corp.
   7.125% due 10/15/09                                    460             478
Eli Lilly & Co.
   6.770% due 01/01/36                                    485             550
Erac USA Finance Co. (p)
   5.900% due 11/15/15                                  1,045           1,048
Exelon Corp.
   4.900% due 06/15/15                                  1,065           1,001
   5.625% due 06/15/35                                    520             489
FedEx Corp.
   5.500% due 08/15/09                                  1,290           1,292
   7.600% due 07/01/97                                    135             156
Financing Corp.
   Principal Only STRIP
   Series 10P
   Zero coupon due 11/30/17                               940             538
   Series 2P
   Zero coupon due 11/30/17                               100              57
   Series 6P
   Zero coupon due 08/03/18                               510             281
FirstEnergy Corp.
   Series B
   6.450% due 11/15/11                                  2,385           2,482
   Series C
   7.375% due 11/15/31                                  1,125           1,281
Ford Motor Co.
   7.450% due 07/16/31                                    290             235
Ford Motor Credit Co.
   7.375% due 10/28/09                                  2,430           2,445

 48  Fixed Income I Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Freddie Mac (N)
   5.250% due 05/21/09                                  1,960           1,966
General Electric Capital Corp.
   3.250% due 06/15/09                                  1,065           1,017
   5.430% due 01/20/10 (E)                                600             601
   5.500% due 04/28/11                                    130             131
   4.875% due 03/04/15                                    495             478
   Series mtn (E)
   5.390% due 10/26/09                                  2,700           2,699
   Series MTNA
   4.125% due 09/01/09                                    780             760
   6.000% due 06/15/12                                  1,180           1,216
   5.450% due 01/15/13 (N)                              2,540           2,549
General Motors Corp.
   8.375% due 07/05/33                                     70              90
GMAC LLC
   5.625% due 05/15/09                                  1,375           1,361
   7.750% due 01/19/10                                    230             239
Goldman Sachs Group, Inc.
   5.403% due 12/23/08 (E)                                100             100
   5.456% due 06/23/09 (E)                                500             500
   5.000% due 01/15/11                                    150             148
   6.875% due 01/15/11                                  1,020           1,076
   4.750% due 07/15/13                                  1,055           1,013
   5.350% due 01/15/16 (N)                                940             919
   5.625% due 01/15/17                                    260             257
   Series MTNB (E)
   5.480% due 07/29/08                                  2,000           2,003
Goldman Sachs Group, LP
   4.500% due 06/15/10                                  1,055           1,030
Hartford Financial Services Group, Inc.
   5.550% due 08/16/08                                    785             787
   5.250% due 10/15/11                                    630             627
Hess Corp.
   7.875% due 10/01/29                                     60              70
   7.300% due 08/15/31                                    785             870
Historic TW, Inc.
   8.050% due 01/15/16                                    460             523
Home Depot, Inc.
   5.250% due 12/16/13                                    100              99
   5.875% due 12/16/36                                  1,645           1,603
HSBC Bank USA NA (E)(N)
   Series BKNT
   5.493% due 06/10/09                                    800             803
HSBC Finance Corp.
   5.506% due 12/05/08 (E)                                500             501
   4.750% due 05/15/09                                  4,580           4,520
   5.420% due 10/21/09 (E)                                400             400
   4.125% due 11/16/09                                  2,870           2,787
   6.750% due 05/15/11                                  1,115           1,174
   7.000% due 05/15/12                                  1,485           1,592
   6.375% due 11/27/12                                    410             429
   5.000% due 06/30/15                                    250             242

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
ILFC E-Capital Trust II (A)
   6.250% due 12/21/65                                    290             295
International Business Machines Corp.
   7.125% due 12/01/96                                    445             503
International Lease Finance Corp.
   3.500% due 04/01/09                                    570             549
   4.750% due 07/01/09                                  1,435           1,415
   5.750% due 06/15/11                                    230             233
   5.625% due 09/20/13                                  1,845           1,848
International Steel Group, Inc.
   6.500% due 04/15/14                                    185             188
ITT Corp.
   7.400% due 11/15/25                                    195             224
John Deere Capital Corp.
   4.875% due 03/16/09                                  1,315           1,302
JP Morgan Chase Capital XV
   5.875% due 03/15/35                                  2,040           1,964
JP Morgan Chase Capital XX
   Series T
   6.550% due 09/15/66                                    100             102
JPMorgan Chase & Co.
   5.600% due 06/01/11                                    190             191
   5.125% due 09/15/14                                  1,520           1,483
JPMorgan Chase Bank NA
   Series BKNT
   5.875% due 06/13/16                                    405             413
Kaupthing Bank Hf (E)(p)
   6.062% due 04/12/11                                    750             755
Kellogg Co.
   Series B
   6.600% due 04/01/11                                    950             991
Kerr-McGee Corp.
   6.950% due 07/01/24                                    290             305
Kinder Morgan Energy Partners, LP
   7.125% due 03/15/12                                    185             197
   5.000% due 12/15/13                                    115             110
   6.000% due 02/01/17                                     40              40
Kraft Foods, Inc.
   4.000% due 10/01/08                                  1,180           1,153
   5.625% due 11/01/11                                  1,155           1,163
Kroger Co. (The)
   7.500% due 04/01/31                                     65              71
Lehman Brothers Holdings, Inc.
   5.464% due 01/23/09 (E)                              1,200           1,202
   5.450% due 04/03/09 (E)                              1,000           1,001

                                                         Fixed Income I Fund  49

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   5.475% due 08/21/09 (E)(N)                             500             500
   5.250% due 02/06/12                                    610             606
   5.500% due 04/04/16 (N)                                220             218
Liberty Property, LP
   5.500% due 12/15/16                                    580             567
Manufacturers & Traders Trust Co.
   5.585% due 12/28/20                                    180             177
Marshall & Ilsley Corp.
   5.350% due 04/01/11                                  1,345           1,340
Merrill Lynch & Co., Inc.
   5.577% due 07/25/11 (E)                                700             702
   6.220% due 09/15/26                                  2,800           2,844
   6.110% due 01/29/37                                  1,765           1,743
   Series MTNB
   3.125% due 07/15/08                                  1,125           1,089
   Series MTNC
   5.430% due 06/16/08 (E)                              1,900           1,903
   4.250% due 02/08/10                                  1,170           1,134
Metlife, Inc.
   5.700% due 06/15/35                                    780             752
   6.400% due 12/15/36                                    410             411
Midamerican Energy Co.
   5.800% due 10/15/36                                    965             948
Midamerican Energy Holdings Co.
   Series WI
   6.125% due 04/01/36                                  2,465           2,478
Miller Brewing Co. (p)
   5.500% due 08/15/13                                    300             296
Monumental Global Funding II (p)
   4.625% due 03/15/10                                    200             195
Morgan Stanley
   5.440% due 03/07/08 (E)                                500             500
   3.625% due 04/01/08                                    100              98
   3.875% due 01/15/09                                    840             819
   5.625% due 01/09/12                                    370             374
   4.750% due 04/01/14                                    250             237
   5.375% due 10/15/15                                    265             261
   5.824% due 10/18/16 (E)                                140             141
   Series GMTN (E)
   5.485% due 02/09/09                                    100             100
   Series MTN (E)
   5.450% due 01/15/10                                    600             600
Motorola, Inc.
   5.220% due 10/01/97                                    780             601
Natexis Ambs Co. LLC (f)(p)
   8.440% due 12/29/49                                    300             311
National Rural Utilities Cooperative Finance
   Corp.
   5.750% due 08/28/09                                  2,005           2,026
News America Holdings, Inc.
   7.750% due 12/01/45                                     35              40
   7.900% due 12/01/95                                    250             281
   8.250% due 10/17/96                                     50              59

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
News America, Inc.
   6.200% due 12/15/34                                     35              34
   Series WI
   6.400% due 12/15/35                                  2,105           2,097
Nisource Finance Corp.
   7.875% due 11/15/10                                    365             393
Norfolk Southern Corp.
   6.200% due 04/15/09                                    645             655
   7.050% due 05/01/37                                    195             221
   7.900% due 05/15/97                                    720             874
   6.000% due 03/15/05                                    410             381
Northern States Power Co.
   Series B
   8.000% due 08/28/12                                  1,110           1,245
Occidental Petroleum Corp.
   9.250% due 08/01/19                                    150             195
Ohio Power Co. (N)
   Series F
   5.500% due 02/15/13                                     45              45
ONEOK Partners, LP
   6.650% due 10/01/36                                    515             530
Owens Corning, Inc. (p)
   6.500% due 12/01/16                                    725             736
Pacific Gas & Electric Co.
   3.600% due 03/01/09                                     75              72
   4.200% due 03/01/11                                    640             612
   6.050% due 03/01/34                                    495             495
Pemex Project Funding Master Trust (N)
   7.375% due 12/15/14                                    600             650
   5.750% due 12/15/15                                    200             195
   8.625% due 02/01/22                                    100             122
Progress Energy, Inc.
   7.100% due 03/01/11                                     82              87
   7.750% due 03/01/31                                     95             114
   7.000% due 10/30/31                                    165             183
ProLogis
   5.625% due 11/15/15                                  1,340           1,329
Prudential Financial, Inc.
   5.100% due 12/14/11                                    965             952
Rabobank Capital Funding II (f)(A)
   5.260% due 12/31/49                                     20              19
Rabobank Capital Funding Trust (f)(A)
   5.254% due 12/29/49                                     40              39
RBS Capital Trust III (f)
   5.512% due 09/29/49                                    515             505

 50  Fixed Income I Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Regions Financial Corp.
   4.500% due 08/08/08                                  1,220           1,203
Residential Capital LLC
   6.125% due 11/21/08                                    290             291
   6.000% due 02/22/11                                    685             681
RR Donnelley & Sons Co.
   6.125% due 01/15/17                                  1,185           1,182
Safeway, Inc. (N)
   7.250% due 02/01/31                                     45              48
SBC Communications, Inc.
   6.150% due 09/15/34                                    215             211
Sigma Finance, Inc. (E)(A)
   8.500% due 08/11/16                                    690             690
Simon Property Group, LP
   4.600% due 06/15/10                                    780             760
   4.875% due 08/15/10                                  1,100           1,081
   5.750% due 12/01/15                                  2,670           2,695
   6.100% due 05/01/16                                    850             878
SLM Corp.
   Series MTNA
   4.000% due 01/15/09                                  1,155           1,127
Sovereign Bank
   5.125% due 03/15/13                                    400             389
Sprint Capital Corp.
   8.375% due 03/15/12                                    360             400
   6.875% due 11/15/28                                    245             244
   8.750% due 03/15/32                                    850           1,009
Sprint Nextel Corp.
   6.000% due 12/01/16                                  3,275           3,184
State Street Bank & Trust Co. (N)
   Series BKNT
   5.300% due 01/15/16                                    250             246
Suntrust Bank
   5.000% due 09/01/15                                  1,680           1,619
SunTrust Capital VIII
   6.100% due 12/01/66                                    500             486
Time Warner Entertainment Co., LP
   Series *
   8.375% due 07/15/33                                  1,230           1,497
Time Warner, Inc.
   6.875% due 05/01/12                                    485             513
   5.875% due 11/15/16                                    690             688
   7.700% due 05/01/32                                    100             113
TXU Corp.
   Series P
   5.550% due 11/15/14                                    110             104
   Series R
   6.550% due 11/15/34                                    505             463
TXU Electric Delivery Co.
   6.375% due 05/01/12                                     25              26
TXU Energy Co. LLC
   7.000% due 03/15/13                                    465             487

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Unicredito Italiano NY (E)
   Series YCD
   5.358% due 05/06/08                                  2,700           2,699
   5.370% due 05/29/08                                    500             499
Unilever Capital Corp.
   5.900% due 11/15/32                                    315             314
Union Pacific Corp.
   3.625% due 06/01/10                                    450             423
United Technologies Corp.
   5.400% due 05/01/35                                     70              67
UnitedHealth Group, Inc.
   5.250% due 03/15/11                                    220             219
US Bancorp
   5.300% due 04/28/09                                  1,450           1,451
US Bank NA
   5.700% due 12/15/08                                     70              70
USB Capital IX (f)(N)
   6.189% due 04/15/49                                    100             102
Verizon Communications, Inc.
   5.350% due 02/15/11                                    775             773
Verizon Global Funding Corp.
   7.375% due 09/01/12                                    275             300
   5.850% due 09/15/35                                    425             402
Verizon Maryland, Inc. (N)
   Series A
   6.125% due 03/01/12                                    335             342
Verizon Virginia, Inc. (N)
   Series A
   4.625% due 03/15/13                                    885             833
Viacom, Inc.
   5.750% due 04/30/11                                    280             280
Wachovia Bank NA
   Series BKNT
   5.800% due 12/01/08                                    280             282
Wachovia Capital Trust III (f)
   5.800% due 03/15/42                                    250             252
Wachovia Corp.
   5.700% due 08/01/13 (N)                              2,140           2,172
   5.250% due 08/01/14                                    525             516
   5.625% due 10/15/16 (N)                                400             401
Waste Management, Inc.
   6.375% due 11/15/12                                    555             577
WellPoint, Inc.
   5.850% due 01/15/36                                    120             117
Wells Fargo & Co.
   5.300% due 08/26/11                                     20              20
   4.950% due 10/16/13                                    175             169
Wells Fargo Bank NA
   5.750% due 05/16/16                                    220             224

                                                         Fixed Income I Fund  51

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Wells Fargo Capital X
   5.950% due 12/15/86                                    100              98
Weyerhaeuser Co.
   6.750% due 03/15/12                                  1,155           1,214
Wyeth
   6.950% due 03/15/11                                  1,985           2,099
   5.500% due 03/15/13                                    100             100
   5.500% due 02/01/14                                     55              55
XTO Energy, Inc.
   7.500% due 04/15/12                                     40              43
Zurich Capital Trust I (p)
   8.376% due 06/01/37                                    530             555
                                                                 ------------
                                                                      228,736
                                                                 ------------

International Debt - 3.7%
Abbey National PLC (f)
   6.700% due 06/29/49                                    720             729
Aiful Corp. (A)
   5.000% due 08/10/10                                    300             290
Anadarko Finance Co.
   Series B
   7.500% due 05/01/31                                    515             573
AXA SA
   8.600% due 12/15/30                                    100             129
Banco Mercantil del Norte SA (A)
   6.862% due 10/13/21                                    445             449
Banque Centrale de Tunisie
   8.250% due 09/19/27                                    550             666
BNP Paribas (f)(N)(p)
   5.186% due 06/29/49                                    800             764
British Telecommunications PLC
   9.125% due 12/15/30                                    145             199
China Development Bank
   5.000% due 10/15/15                                    100              97
CIT Group Funding Co. of Canada (N)
   5.600% due 11/02/11                                    220             221
Conoco Funding Co.
   6.350% due 10/15/11                                    815             849
Corp. Nacional del Cobre de Chile (A)
   6.150% due 10/24/36                                    100             102
Crest, Ltd. (p)
   Series 2003-2A Class C2
   5.709% due 12/28/38                                  1,710           1,671
Deutsche Telekom International Finance BV
   5.546% due 03/23/09 (E)                                900             901
   8.000% due 06/15/10                                    545             587
   5.750% due 03/23/16                                    300             295
   8.250% due 06/15/30                                    155             189
Egypt Government AID Bonds
   4.450% due 09/15/15                                    660             629
Eksportfinans ASA
   5.500% due 05/25/16                                    450             459

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Export-Import Bank of China (p)
   4.875% due 07/21/15                                    465             446
Export-Import Bank of Korea (p)
   4.125% due 02/10/09                                    255             249
Falconbridge, Ltd.
   6.000% due 10/15/15                                    495             504
Gaz Capital for Gazprom (A)
   6.212% due 11/22/16                                  1,420           1,402
Glitnir Banki HF (A)
   6.330% due 07/28/11                                    270             277
   6.693% due 06/15/16                                    450             465
Harborview NIM Corp. (p)
   Series 2006-9A Class N1
   6.409% due 10/19/36                                    331             331
HBOS PLC (f)(N)(p)
   5.920% due 09/29/49                                    100              98
HSBC Holdings PLC
   6.500% due 05/02/36                                    345             368
Ispat Inland ULC
   9.750% due 04/01/14                                    610             680
Kaupthing Bank Hf (A)
   5.750% due 10/04/11                                    100             100
   7.125% due 05/19/16                                  1,250           1,320
Klio Funding, Ltd. (E)(p)
   Series 2004-1A Class A1
   5.918% due 04/23/39                                  1,515           1,525
Korea Electric Power Corp. (p)
   5.125% due 04/23/34                                    125             123
Mexico Government International Bond
   5.625% due 01/15/17                                     16              16
   Series MTNA
   6.750% due 09/27/34                                    854             905
Mizuho Financial Group Cayman, Ltd. (p)
   5.790% due 04/15/14                                    315             315
MUFG Capital Finance 1, Ltd. (f)
   6.346% due 07/25/49                                    200             202
National Australia Bank, Ltd. (E)(p)
   5.393% due 09/11/09                                    500             500
Newcastle CDO, Ltd. (p)
   Series 2004-4A Class 3FX
   5.110% due 03/24/39                                    845             795
Petrobras International Finance Co.
   6.125% due 10/06/16                                    390             391
Petroleum Export, Ltd. (p)
   5.265% due 06/15/11                                     89              86

 52  Fixed Income I Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Province of Quebec Canada
   Series PJ
   6.125% due 01/22/11                                  1,100           1,135
Ras Laffan Liquefied Natural Gas Co., Ltd. II
   (p)
   5.298% due 09/30/20                                    435             412
Ras Laffan Liquefied Natural Gas Co., Ltd. III
   (p)
   5.838% due 09/30/27                                    250             236
Resona Bank, Ltd. (f)(p)
   5.850% due 09/29/49                                    375             365
Resona Preferred Global Securities Cayman, Ltd.
   (f)(A)
   7.191% due 12/29/49                                    300             314
Royal Bank of Scotland Group PLC (f)
   Series 1
   9.118% due 03/31/49                                    200             220
Royal Bank of Scotland PLC (E)
   5.760% due 07/06/12                                  2,400           2,402
Royal KPN NV
   8.000% due 10/01/10                                    550             591
Russia Government International Bond
   5.000% due 03/31/30 (p)                                565             627
   Series REGS
   5.000% due 03/31/30                                  1,150           1,282
Santander Financial Issuances
   6.375% due 02/15/11                                    120             124
Santander US Debt SA Unipersonal (E)(p)
   5.376% due 11/20/08                                  1,200           1,200
Sanwa Finance Aruba AEC
   8.350% due 07/15/09                                    460             488
Shinsei Finance Cayman, Ltd. (f)(A)
   6.418% due 01/29/49                                    400             398
Siemens Financieringsmaatschappij NV (p)
   5.500% due 02/16/12                                  1,400           1,407
   5.750% due 10/17/16                                    935             941
   6.125% due 08/17/26                                  1,960           1,991
SMFG Preferred Capital USD 1, Ltd. (f)(A)
   1.000% due 01/29/49                                    970             954
Sumitomo Mitsui Banking Corp. (f)(p)
   5.625% due 07/29/49                                    145             141
Systems 2001 AT LLC (p)
   7.156% due 12/15/11                                    259             266
Talisman Energy, Inc.
   6.250% due 02/01/38                                  2,250           2,140
Telecom Italia Capital SA
   5.250% due 10/01/15                                  2,120           1,967
Telefonica Emisiones SAU (E)
   5.665% due 06/19/09                                    800             801
Telefonica Europe BV
   7.750% due 09/15/10                                  1,610           1,726

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Telefonos de Mexico SA de CV
   4.500% due 11/19/08                                    515             505
TELUS Corp.
   8.000% due 06/01/11                                    755             822
TNK-BP Finance SA (A)
   Series 144a
   7.500% due 07/18/16                                    400             418
Transocean, Inc. (E)
   5.591% due 09/05/08                                    500             500
Tyco International Group SA
   6.750% due 02/15/11                                    600             634
   6.375% due 10/15/11                                    355             373
   6.000% due 11/15/13                                    720             752
   7.000% due 06/15/28                                     30              35
   6.875% due 01/15/29                                     90             104
Vale Overseas, Ltd.
   6.250% due 01/11/16                                    200             201
   6.250% due 01/23/17 (N)                              1,155           1,157
   6.875% due 11/21/36                                    570             580
Vodafone Group PLC
   5.750% due 03/15/16                                    175             174
WEA Finance LLC/WCI Finance LLC (p)
   5.700% due 10/01/16                                  2,300           2,303
Xstrata Finance Canada, Ltd. (p)
   5.500% due 11/16/11                                    130             130
   5.800% due 11/15/16                                    130             129
                                                                 ------------
                                                                       51,842
                                                                 ------------

Loan Agreements - 0.3%
Starbound Reinsurance, Ltd., Term Loan B
   6.900% due 03/31/08                                  4,000           4,000
                                                                 ------------

Mortgage-Backed Securities - 54.7%
Adjustable Rate Mortgage Trust (E)
   Series 2005-3 Class 8A2
   5.560% due 07/25/35                                    461             462
American Home Mortgage Investment Trust (E)
   Series 2004-4 Class 4A
   4.390% due 02/25/45                                    321             315
   Series 2005-2 Class 5A2
   5.470% due 09/25/35                                    564             564
   Series 2005-3 Class 3A2
   5.500% due 09/25/35                                    402             402

                                                         Fixed Income I Fund  53

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-4 Class 1A1
   5.640% due 11/25/45                                  1,194           1,199
Arcap Reit, Inc. (p)
   Series 2004-RR3 Class B
   5.040% due 09/21/45                                    420             407
Banc of America Commercial Mortgage, Inc.
   Series 2004-3 Class A3
   4.875% due 06/10/39                                    885             872
   Series 2004-4 Class A3
   4.128% due 07/10/42                                    580             563
   Series 2005-2 Class A4
   4.783% due 07/10/43                                    865             841
   Series 2005-3 Class A2
   4.501% due 07/10/43                                    445             433
   Series 2005-3 Class A4
   4.668% due 07/10/43                                  1,200           1,134
   Series 2005-5 Class A4
   5.115% due 10/10/45                                  1,625           1,581
   Series 2005-6 Class A1
   5.001% due 09/10/47                                  1,703           1,686
   Series 2005-6 Class A2
   5.165% due 09/10/47                                  1,275           1,265
   Series 2006-1 Class A4
   5.372% due 09/10/45                                    305             302
   Series 2006-3 Class A4
   5.889% due 07/10/44                                  1,030           1,056
   Series 2006-4 Class A4
   5.634% due 07/10/46                                  1,350           1,360
Banc of America Funding Corp.
   Series 2005-5 Class 1A11
   5.500% due 09/25/35                                    917             894
   Series 2005-D Class A1 (E)
   4.114% due 05/25/35                                    472             460
   Series 2006-3 Class 5A8
   5.500% due 03/25/36                                    820             809
   Series 2006-A Class 3A2
   5.917% due 02/20/36                                  3,889           3,902
   Series 2006-A Class 4A1 (E)
   5.567% due 02/20/36                                    890             886
   Series 2006-B Class 7A1 (E)
   5.900% due 03/20/36                                    930             929
   Series 2006-G Class 2A1 (E)
   5.540% due 07/20/36                                  1,161           1,162
   Series 2006-G Class 2A2 (E)
   5.400% due 07/20/36                                  1,058           1,057
Banc of America Mortgage Securities, Inc.
   Series 2003-9 Class 1A12 (E)
   5.770% due 12/25/33                                  1,122           1,125
   Series 2004-1 Class 5A1
   6.500% due 09/25/33                                     38              38
   Series 2004-11 Class 2A1
   5.750% due 01/25/35                                    722             711

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2004-2 Class 5A1
   6.500% due 10/25/31                                    122             124
   Series 2005-L Class 3A1 (E)
   5.453% due 01/25/36                                    437             434
   Series 2006-2 Class A15
   6.000% due 07/25/36                                    919             926
Bank of America Alternative Loan Trust
   Series 2003-10 Class 2A2 (E)
   5.820% due 12/25/33                                    434             437
   Series 2003-2 Class CB2 (E)
   5.820% due 04/25/33                                    182             183
   Series 2006-5 Class CB17
   6.000% due 06/25/36                                    721             723
Bear Stearns Adjustable Rate Mortgage Trust
   Series 2004-4 Class A4
   3.518% due 06/25/34                                    380             372
Bear Stearns Alt-A Trust
   Series 2005-4 Class 23A1
   5.390% due 05/25/35                                    657             657
   Series 2006-4 Class 32A1
   6.483% due 07/25/36                                  3,481           3,535
Bear Stearns Commercial Mortgage Securities
   Series 2005-PWR Class A1
   4.386% due 02/11/41                                    396             391
   Series 2006-PW1 Class A1
   5.044% due 12/01/38                                  2,329           2,303
Chase Mortgage Finance Corp.
   Series 2003-S8 Class A1
   4.500% due 09/25/18                                    460             438
   Series 2005-A1 Class 2A2 (E)
   5.247% due 12/25/35                                  1,712           1,694
   Series 2006-A1 Class 1A1 (E)
   6.068% due 09/25/36                                  1,583           1,584
   Series 2006-A1 Class 4A1 (E)
   6.072% due 09/25/36                                  1,267           1,265
   Series 2006-S4 Class A3
   6.000% due 12/25/36                                    770             774
   Series 2006-S4 Class A4
   6.000% due 12/25/36                                    405             406
Citigroup Mortgage Loan Trust, Inc.
   Series 2004-HYB Class A2 (E)
   5.157% due 02/25/34                                    111             112
   Series 2005-11 Class A2A (E)
   4.700% due 12/25/35                                    177             174

 54  Fixed Income I Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2006-WF1 Class A2F
   5.657% due 03/01/36                                    565             556
   Series 2006-WFH Class A1 (E)
   5.400% due 10/25/36                                  2,288           2,288
Citigroup/Deutsche Bank Commercial Mortgage
   Trust
   Series 2006-CD3 Class A5
   5.617% due 10/15/48                                    540             543
Citimortgage Alternative Loan Trust
   Series 2006-A3 Class 1A5
   6.000% due 07/25/36                                    481             482
Commercial Mortgage Acceptance Corp.
   Series 1998-C2 Class A3
   6.040% due 09/15/30                                  3,715           3,731
Countrywide Alternative Loan Trust
   Series 2004-2CB Class 1A4 (E)
   5.750% due 03/25/34                                    747             749
   Series 2005-56 Class 4A1 (E)
   5.630% due 11/25/35                                  1,313           1,317
   Series 2005-59 Class 1A1 (E)
   5.680% due 11/20/35                                  1,536           1,541
   Series 2005-J12 Class 2A1 (E)
   5.620% due 11/25/35                                  1,274           1,277
   Series 2005-J13 Class 2A3
   5.500% due 11/25/35                                    282             280
   Series 2005-J8 Class 1A3
   5.500% due 07/25/35                                    672             667
   Series 2006-9T1 Class A7
   6.000% due 05/25/36                                    369             371
   Series 2006-J2 Class A3
   6.000% due 04/25/36                                    551             553
Countrywide Asset-Backed Certificates (E)
   Series 2005-IM2 Class A3
   5.620% due 01/25/36                                  2,535           2,539
Countrywide Home Loan Mortgage Pass Through
   Trust
   Series 2004-16 Class 1A1 (E)(A)
   5.720% due 09/25/34                                    594             597
   Series 2004-7 Class 5A2 (E)
   5.620% due 05/25/34                                     90              90
   Series 2005-3 Class 1A2 (E)
   5.640% due 04/25/35                                     92              92
   Series 2005-HYB Class 3A2A (E)
   5.250% due 02/20/36                                    168             166
   Series 2005-R3 Class AF (E)(p)
   5.720% due 09/25/35                                  1,235           1,242
   Series 2006-HYB Class 2A1A
   5.758% due 05/20/36                                    864             867
Credit Suisse First Boston Mortgage Securities
   Corp.
   Series 2003-C5 Class A1
   3.093% due 12/15/36                                    309             306

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-C4 Class A3
   5.120% due 08/15/38                                  5,050           4,972
   Series 2005-C6 Class A1
   4.938% due 12/15/40                                  1,120           1,108
   Series 2005-C6 Class A4
   5.230% due 12/15/40                                  1,265           1,240
Credit Suisse Morgan Stanley Commercial Mortgage
   Trust (E)(p)
   Series 2006-HC1 Class A1
   5.540% due 05/15/23                                  1,445           1,445
Credit Suisse Mortgage Capital Certificates
   Series 2006-C1 Class A1
   4.367% due 07/15/10                                    377             369
   Series 2006-C1 Class AAB
   5.556% due 02/15/39                                    945             948
   Series 2006-C2 Class A1
   5.250% due 03/15/39                                    841             837
   Series 2006-C2 Class A2
   5.659% due 03/15/39                                    870             881
   Series 2006-C4 Class A1
   4.771% due 09/15/39                                  2,321           2,282
   Series 2006-C4 Class A3
   5.467% due 09/15/39                                  1,210           1,203
   Series 2006-TF2 Class SVA1 (E)(p)
   5.580% due 10/15/21                                  2,575           2,575
   Series 2006-TFL Class A1 (E)(p)
   5.470% due 04/15/21                                  1,309           1,310
CS First Boston Mortgage Securities Corp.
   Series 1998-C2 Class A2
   6.300% due 11/15/30                                    281             284
Deutsche ALT-A Securities, Inc. Alternate Loan
   Trust
   Series 2005-AR1 Class 2A3
   5.010% due 08/25/35                                    840             845
DLJ Commercial Mortgage Corp.
   Series 1998-CF1 Class A1B
   6.410% due 02/18/31                                    556             558
Downey Savings & Loan Association Mortgage Loan
   Trust
   Series 2004-AR3 Class 1A1B (E)
   7.141% due 07/19/44                                    234             237
   Series 2005-AR6 Class 2A1A (E)
   5.640% due 10/19/45                                  1,259           1,264

                                                         Fixed Income I Fund  55

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Fannie Mae
   7.000% due 2011                                          7               7
   8.000% due 2011                                          3               3
   5.363% due 2012                                        595             592
   5.500% due 2013                                         13              13
   6.500% due 2013                                         41              42
   6.500% due 2015                                         27              27
   7.000% due 2015                                          9               9
   6.000% due 2016                                        109             111
   6.500% due 2016                                         33              33
   5.000% due 2017                                        242             237
   5.500% due 2017                                         19              19
   6.000% due 2017                                      1,442           1,460
   6.500% due 2017                                        336             344
   7.500% due 2017                                          1               1
   9.000% due 2017                                          1               1
   4.500% due 2018                                      3,897           3,747
   5.000% due 2018                                      3,200           3,137
   5.500% due 2018                                        592             590
   6.500% due 2018                                        355             367
   4.500% due 2019                                      1,290           1,239
   5.000% due 2019                                     10,643          10,423
   6.500% due 2019                                        182             187
   4.000% due 2020                                      3,222           3,015
   4.500% due 2020                                      8,212           7,885
   5.000% due 2020                                     14,682          14,371
   6.500% due 2020                                         72              74
   4.000% due 2021                                        860             806
   5.000% due 2021                                        981             960
   6.000% due 2021                                      3,393           3,430
   8.000% due 2024                                        132             140
   8.500% due 2024                                         27              27
   9.000% due 2024                                          4               5
   7.000% due 2025                                         28              28
   8.000% due 2025                                          1               1
   8.500% due 2025                                         24              25
   7.000% due 2026                                         30              30
   9.000% due 2026                                          5               6
   7.000% due 2027                                         10              10
   9.000% due 2027                                          1               1
   6.500% due 2028                                        541             555
   6.500% due 2029                                      1,150           1,177
   7.000% due 2029                                        161             166
   6.500% due 2030                                          9              10
   8.000% due 2030                                        161             169
   6.500% due 2031                                        173             177
   8.000% due 2031                                        158             166
   5.500% due 2032                                         75              74
   6.000% due 2032                                      1,635           1,647
   6.500% due 2032                                      1,924           1,968
   7.000% due 2032                                        718             737
   8.000% due 2032                                          6               7
   3.905% due 2033 (E)                                    585             577
   4.500% due 2033                                      1,041             972

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   4.681% due 2033 (E)                                    340             342
   5.000% due 2033                                      7,596           7,307
   5.500% due 2033                                     20,005          19,725
   6.000% due 2033                                        843             849
   6.500% due 2033                                      1,028           1,050
   4.500% due 2034                                      1,326           1,237
   5.000% due 2034                                     11,043          10,310
   5.500% due 2034                                     34,040          33,554
   6.000% due 2034                                      9,158           9,208
   6.500% due 2034                                        917             935
   4.500% due 2035                                      3,650           3,398
   4.546% due 2035 (E)                                    929             920
   5.000% due 2035                                      9,429           9,057
   5.500% due 2035                                     53,932          53,101
   6.000% due 2035                                      6,333           6,367
   6.804% due 2035 (E)                                    824             851
   6.812% due 2035 (E)                                    592             612
   6.815% due 2035 (E)                                  1,337           1,382
   5.000% due 2036                                     18,962          18,206
   5.500% due 2036                                        982             966
   6.000% due 2036                                      9,078           9,105
   6.500% due 2036                                      3,204           3,256
   7.000% due 2036                                         90              92
   6.500% due 2037                                        780             793
   Series 1993-134 Class H
   6.500% due 2008                                        766             768
   Series 2003-32 Class FH (E)
   5.720% due 2022                                        281             284
   Series 2003-337 Class 1
   0.000% due 2033                                        869             629
   Series 2003-343 Class 6
   5.000% due 2033                                        854             191
   Series 2003-78 Class FI (E)
   5.720% due 2033                                        617             620
   Series 2004-21 Class FL (E)
   5.670% due 2032                                        321             321
   Series 2005-65 Class FP (E)
   6.000% due 2035                                        454             454
   Series 2006-369 Class 8
   5.500% due 2036                                        609             148
   15 Year TBA (I)
   4.500%                                               1,335           1,281
   5.000%                                               9,915           9,698
   5.500%                                               4,335           4,316
   6.000%                                              27,100          27,419

 56  Fixed Income I Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   30 Year TBA (I)
   4.500%                                               1,780           1,657
   5.000%                                              39,045          37,459
   5.500%                                              29,294          29,051
   6.500%                                              19,730          20,057
Fannie Mae Grantor Trust
   Series 2001-T6 Class B
   6.088% due 2011                                      1,810           1,868
Fannie Mae REMICS (E)
   Series 2006-5 Class 3A2
   4.677% due 2035                                        100              98
Fannie Mae Whole Loan (E)
   Series 2004-W2 Class 5AF
   5.700% due 2044                                        607             607
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities (E)
   Series 2005-63 Class 1A1
   5.958% due 2045                                        111             111
FHA Project Citi 68 NP
   7.430% due 2021                                        248             251
First Horizon Alternative Mortgage Securities
   Series 2006-AA5 Class A2 (E)
   6.626% due 2036                                        520             530
   Series 2006-FA3 Class A6
   6.000% due 2036                                        480             484
First Horizon Asset Securities, Inc. (E)
   Series 2005-AR5 Class 3A1
   5.527% due 2035                                        203             203
Freddie Mac
   4.750% due 2009 (N)                                  3,720           3,687
   4.500% due 2013 (N)                                  1,615           1,564
   9.000% due 2016                                         49              52
   5.000% due 2018                                        323             317
   5.000% due 2019                                        630             616
   4.500% due 2020                                        886             850
   7.078% due 2027 (E)                                     38              39
   5.500% due 2032                                        438             432
   5.500% due 2033                                        109             108
   4.642% due 2034 (E)                                    342             345
   5.000% due 2035                                      2,502           2,404
   6.000% due 2035                                        437             437
   1.000% due 2036 (E)                                    769             773
   5.000% due 2036                                      2,802           2,693
   5.971% due 2036 (E)                                    370             374
   Series 1993-160 Class I
   6.500% due 2008                                         75               2
   Series 2000-226 Class F (E)
   5.770% due 2030                                         12              12
   Series 2001-229 Class KF (E)
   5.570% due 2022                                        437             426

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-262 Class AB
   2.900% due 2014                                        625             604
   Series 2004-277 Class UF (E)
   5.620% due 2033                                        781             782
   Series 2004-281 Class DF (E)
   5.770% due 2023                                        239             240
   Series 2005-292 Class IG
   5.000% due 2023                                        359              57
   Series 2005-294 Class FA (E)
   5.490% due 03/15/20                                    468             467
   Series 2005-305 Class JF (E)
   5.650% due 2035                                        525             525
   15 Year TBA (I)
   5.000%                                               4,000           3,910
   30 Year TBA (I)
   5.000%                                              12,950          12,436
   5.500%                                              15,990          15,735
   6.000%                                              17,370          17,435
Freddie Mac Gold
   7.000% due 2008                                          7               7
   8.000% due 2009                                          5               6
   6.000% due 2010                                         41              41
   7.000% due 2010                                         67              68
   8.000% due 2010                                         17              18
   6.000% due 2011                                        146             148
   7.000% due 2011                                          8               8
   6.000% due 2012                                          3               3
   6.000% due 2013                                         28              28
   12.000% due 2014                                        21              22
   6.000% due 2016                                        385             390
   9.000% due 2016                                         21              21
   6.000% due 2017                                        383             387
   4.500% due 2018                                      1,046           1,005
   5.000% due 2018                                        725             710
   4.500% due 2019                                        987             947
   5.500% due 2019                                        813             810
   5.500% due 2020                                      2,123           2,114
   6.500% due 2025                                         17              18
   8.000% due 2025                                         31              34
   9.000% due 2026                                          1               1
   6.500% due 2027                                          2               2
   8.500% due 2027                                         63              68
   6.500% due 2028                                        198             204
   6.500% due 2029                                        367             378
   7.188% due 2030 (E)                                      6               7
   6.000% due 2031                                         15              15

                                                         Fixed Income I Fund  57

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   6.500% due 2031                                        613             627
   5.500% due 2032                                      2,945           2,907
   6.500% due 2032                                        635             649
   7.000% due 2032                                        285             294
   7.500% due 2032                                         80              83
   5.000% due 2033                                        549             529
   5.500% due 2033                                      5,726           5,648
   6.000% due 2033                                        565             569
   4.500% due 2034                                        151             141
   5.000% due 2034                                      2,452           2,361
   5.500% due 2034                                      2,765           2,727
   6.000% due 2034                                        834             838
   6.500% due 2034                                         56              57
   5.000% due 2035                                      5,084           4,887
   5.500% due 2035                                      2,030           2,002
   5.000% due 2036                                      1,473           1,416
Freddie Mac Reference REMIC
   Series 2006-R00 Class AK
   5.750% due 12/15/18                                    601             600
   Series 2006-R00 Class FK (E)
   5.720% due 07/15/23                                    475             477
Freddie Mac REMIC
   Series 2004-277 Class KE
   3.500% due 12/15/17                                    338             335
Freddie Mac REMICS
   Series 2003-269 Class FE (E)
   5.920% due 12/15/28                                    685             690
   Series 2005-299 Class KF (E)
   5.720% due 06/15/35                                    249             249
   Series 2006-323 Class PA
   6.000% due 03/15/26                                    825             833
GE Capital Commercial Mortgage Corp.
   Series 2005-C1 Class A1
   4.012% due 06/10/48                                    435             427
   Series 2005-C1 Class A5
   4.772% due 06/10/48                                    400             382
   Series 2006-C1 Class A4
   5.339% due 03/10/44                                    905             898
Ginnie Mae I
   6.500% due 2008                                          3               3
   6.500% due 2009                                         18              18
   6.500% due 2010                                          4               4
   7.000% due 2011                                         13              14
   9.500% due 2016                                          1               1
   8.000% due 2017                                         10              11
   10.500% due 2020                                        35              37
   8.000% due 2022                                         22              23
   8.500% due 2022                                          1               1
   8.500% due 2024                                         12              12
   8.000% due 2025                                         13              13
   8.000% due 2026                                        115             121
   8.000% due 2029                                         57              60
   8.500% due 2029                                         21              22

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   8.000% due 2030                                         58              61
   8.500% due 2030                                         15              16
   7.000% due 2031                                        242             250
   7.000% due 2032                                        104             108
   5.000% due 2033                                      3,074           2,972
   7.000% due 2033                                         17              17
   5.000% due 2035                                        503             486
   6.000% due 2035                                      4,633           4,677
   30 Year TBA (I)
   5.500%                                               4,960           4,909
   6.000%                                               1,000           1,009
   6.500%                                               3,200           3,273
Ginnie Mae II
   5.125% due 10/20/27 (E)                                 51              52
   5.375% due 05/20/30 (E)                                 34              34
   5.000% due 07/20/30 (E)                                195             196
   7.500% due 07/20/32                                     16              16
   4.500% due 04/20/35                                    734             683
GMAC Commercial Mortgage Securities, Inc.
   Series 2001-C1 Class A2
   6.465% due 04/15/34                                    510             528
   Series 2005-C1 Class A2
   4.471% due 05/10/43                                    465             453
GMAC Mortgage Corp. Loan Trust
   Series 2005-AR6 Class 3A1
   5.299% due 11/19/35                                    729             722
   Series 2006-AR1 Class 1A1 (E)
   5.627% due 03/19/36                                  1,737           1,731
Government National Mortgage Association (E)
   Series 1999-40 Class FE
   5.870% due 11/16/29                                    416             420
Greenpoint Mortgage Funding Trust (E)
   Series 2006-AR5 Class A1A
   5.430% due 10/25/46                                  1,945           1,945
Greenwich Capital Commercial Funding Corp.
   Series 2004-GG1 Class A7
   5.317% due 06/10/36                                  1,380           1,366
   Series 2005-GG3 Class A1
   3.919% due 08/10/42                                    649             638
   Series 2005-GG5 Class A41
   5.243% due 04/10/37                                    695             688
   Series 2006-RR1 Class A1 (p)
   5.781% due 03/18/49                                    580             588

 58  Fixed Income I Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
GS Mortgage Securities Corp. II
   Series 1998-C1 Class A2
   6.620% due 10/18/30                                  1,187           1,199
   Series 2005-GG4 Class AABA
   4.680% due 07/10/39                                    600             578
   Series 2006-FL8 Class A1 (E)(p)
   5.420% due 06/06/20                                  2,375           2,375
   Series 2006-GG6 Class A4
   5.553% due 04/10/38                                    305             306
   Series 2006-GG8 Class AAB
   5.535% due 11/10/39                                    575             576
GSMPS Mortgage Loan Trust (E)(p)
   Series 2004-4 Class 1AF
   5.750% due 06/25/34                                  1,138           1,144
Harborview Mortgage Loan Trust
   Series 2004-4 Class 3A (E)
   2.975% due 06/19/34                                  1,640           1,637
   Series 2005-14 Class 3A1A
   5.320% due 12/19/35                                    205             205
   Series 2006-2 Class 1A
   5.454% due 02/25/36                                    492             500
   Series 2006-3 Class 1A1A (E)
   6.445% due 06/19/36                                  5,877           5,963
   Series 2006-14 Class 2A1A (E)
   5.520% due 02/19/37                                  3,172           3,172
HSI Asset Securitization Corp. Trust (E)
   Series 2005-I1 Class 2A1
   5.470% due 11/25/35                                    913             914
Impac CMB Trust (E)
   Series 2004-2 Class A2
   5.850% due 04/25/34                                     84              84
   Series 2004-3 Class 1A
   5.570% due 06/25/34                                     99              99
   Series 2004-5 Class 1A1
   5.710% due 10/25/34                                    411             411
Impac Secured Assets CMN Owner Trust (E)
   Series 2005-2 Class A1
   5.670% due 03/25/36                                  1,257           1,261
Indymac Index Mortgage Loan Trust
   Series 2005-AR1 Class A2
   5.099% due 09/25/35                                    329             318
   Series 2006-AR2 Class A2 (E)
   5.400% due 11/25/36                                    181             181
   Series 2006-AR3 Class 2A1A
   6.415% due 03/25/36                                  7,316           7,414
Indymac Loan Trust (E)
   Series 2004-L1 Class A1 (p)
   5.630% due 07/25/09                                    227             228
   Series 2005-L1 Class A
   5.550% due 06/25/10                                    828             829
   Series 2005-L2 Class A1
   5.570% due 01/25/11                                  1,112           1,114

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
JP Morgan Alternative Loan Trust
   Series 2006-A2 Class 3A1
   5.949% due 05/25/36                                  2,890           2,911
   Series 2006-A2 Class 5A1
   6.340% due 05/25/36                                  1,636           1,645
   Series 2006-A3 Class 1A2 (E)
   5.390% due 07/25/36                                  1,152           1,151
   Series 2006-A4 Class A4 (E)
   5.576% due 08/25/36                                    955             954
   Series 2006-A6 Class 1A2 (E)
   5.390% due 11/25/36                                  1,420           1,418
   Series 2006-S4 Class A1B (E)
   5.430% due 12/25/36                                  2,706           2,708
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2003-CB7 Class A3
   4.449% due 01/12/38                                    940             909
   Series 2004-LN2 Class A1
   4.475% due 07/15/41                                    680             659
   Series 2005-CB1 Class A1
   4.520% due 08/12/37                                    967             953
   Series 2005-CB1 Class A2
   5.247% due 01/12/43                                  2,550           2,534
   Series 2005-CB1 Class A4
   4.895% due 09/12/37                                     80              77
   5.294% due 01/12/43                                    200             198
   Series 2005-FL1 Class A1 (E)(p)
   5.600% due 02/15/19                                    866             866
   Series 2005-LDP Class A1
   5.035% due 12/15/44                                  3,179           3,150
   4.116% due 03/15/46                                    476             467
   Series 2005-LDP Class A3
   4.959% due 08/15/42                                    690             673
   5.208% due 12/15/44                                  2,845           2,817
   Series 2005-LDP Class A3A1
   4.871% due 10/15/42                                  1,775           1,733
   Series 2005-LDP Class A4
   4.918% due 10/15/42                                    400             384
   5.179% due 12/15/44                                  1,375           1,352
   Series 2006-CB1 Class A1
   5.279% due 12/12/43                                    664             662
   Series 2006-CB1 Class A3A (p)
   5.491% due 12/12/44                                  1,370           1,373
   Series 2006-CB1 Class A4
   5.814% due 06/12/43                                    725             740
   5.429% due 12/12/43                                  1,180           1,167

                                                         Fixed Income I Fund  59

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   5.481% due 12/12/44                                    460             458
   5.817% due 05/12/45                                  1,685           1,687
   Series 2006-CB1 Class ASB
   5.506% due 12/12/44                                    365             365
   Series 2006-FL1 Class A1A (E)(p)
   5.440% due 02/15/20                                  2,547           2,547
   Series 2006-LDP Class A1S
   5.179% due 05/15/47                                  4,594           4,562
   Series 2006-LDP Class A4
   5.876% due 04/15/45                                  2,790           2,877
   5.561% due 05/15/45                                    830             822
JP Morgan Mortgage Trust
   Series 2005-A2 Class 3A1
   4.906% due 04/25/35                                  1,177           1,162
   Series 2005-A3 Class 6A1
   4.909% due 06/25/35                                  1,547           1,529
   Series 2005-A6 Class 2A2
   4.977% due 08/25/35                                  1,109           1,095
   Series 2006-A2 Class 1A1
   5.468% due 04/25/36                                  1,688           1,677
   Series 2006-A6 Class 3A1
   6.162% due 10/25/36                                  1,331           1,319
   Series 2007-A1 Class 3A2 (E)
   5.012% due 07/25/35                                  4,665           4,617
LB-UBS Commercial Mortgage Trust
   Series 2001-C3 Class A1
   6.058% due 06/15/20                                    232             234
   Series 2003-C3 Class A1
   2.599% due 05/15/27                                    495             482
   Series 2004-C2 Class A1
   2.946% due 03/15/29                                  1,357           1,303
   Series 2004-C4 Class A3
   4.983% due 06/15/29                                  1,180           1,173
   Series 2005-C3 Class A5
   4.739% due 07/15/30                                    340             323
   Series 2005-C3 Class AAB
   4.664% due 07/15/30                                    400             385
   Series 2006-C4 Class A4
   5.899% due 06/15/38                                    315             325
Lehman Brothers Floating Rate Commercial
   Mortgage Trust (E)(p)
   Series 2006-LLF Class A1
   5.400% due 09/15/21                                    426             426
Lehman Mortgage Trust
   Series 2005-3 Class 1A3
   5.500% due 01/25/36                                  1,147           1,147
Lehman XS Trust (E)
   Series 2005-5N Class 1A1
   5.650% due 11/25/35                                    986             989
   Series 2005-7N Class 1A1B
   5.650% due 12/25/35                                    667             670

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Mach One Trust Commercial Mortgage-Backed (p)
   Series 2004-1A Class A3
   5.220% due 05/28/40                                  1,350           1,316
Mastr Adjustable Rate Mortgages Trust
   Series 2006-2 Class 3A1
   4.848% due 01/25/36                                    935             922
Mastr Alternative Loans Trust
   Series 2003-4 Class B1
   5.664% due 06/25/33                                    344             344
   Series 2004-10 Class 5A6
   5.750% due 09/25/34                                    505             496
Mastr Asset Securitization Trust
   Series 2003-11 Class 6A8 (E)
   5.820% due 12/25/33                                    753             757
   Series 2003-7 Class 4A35 (E)
   5.720% due 09/25/33                                    779             779
   Series 2004-4 Class 2A2 (E)
   5.770% due 04/25/34                                    312             312
   Series 2005-2 Class 1A1
   5.250% due 11/25/35                                  1,198           1,179
Mastr Reperforming Loan Trust (A)
   Series 2005-1 Class 1A1
   6.000% due 08/25/34                                    635             634
Merrill Lynch Mortgage Trust
   Series 2004-MKB Class A2
   4.353% due 02/12/42                                    820             801
   Series 2005-LC1 Class A1
   5.017% due 01/12/44                                  1,088           1,078
   Series 2005-LC1 Class A2
   5.202% due 01/12/44                                  1,265           1,256
   Series 2005-MKB Class A1
   4.446% due 09/12/42                                    866             851
   Series 2006-C1 Class A4
   5.844% due 05/12/39                                    660             671
Merrill Lynch/Countrywide Commercial Mortgage
   Trust
   Series 2006-3 Class A2
   5.291% due 07/12/46                                  1,400           1,392
   Series 2006-4 Class A1
   3.642% due 12/12/49                                  1,063           1,019
MLCC Mortgage Investors, Inc. (E)
   Series 2004-HB1 Class A2
   5.771% due 04/25/29                                    124             124
Morgan Stanley Capital I
   Series 2004-HQ3 Class A1
   3.100% due 01/13/41                                    327             321
   Series 2004-RR2 Class A2 (p)
   5.450% due 10/28/33                                  1,370           1,350

 60  Fixed Income I Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-HQ5 Class A4
   5.168% due 01/14/42                                    880             860
   Series 2005-HQ6 Class A4A
   4.989% due 08/13/42                                    530             512
   Series 2005-IQ1 Class AAB
   5.178% due 09/15/42                                    750             740
   Series 2005-IQ9 Class A1
   3.990% due 07/15/56                                    536             524
   Series 2005-T17 Class A5
   4.780% due 12/13/41                                    250             239
   Series 2006-HQ8 Class A4
   5.388% due 03/12/44                                    810             809
   Series 2006-HQ9 Class A4
   5.731% due 07/20/44                                    585             593
   Series 2006-XLF Class A1 (E)(p)
   5.440% due 07/15/19                                    473             473
Morgan Stanley Dean Witter Capital I
   Series 2001-TOP Class A3
   6.200% due 07/15/33                                    270             271
Morgan Stanley Mortgage Loan Trust
   Series 2006-11 Class 1A6
   6.231% due 08/25/36                                    650             659
   Series 2006-3AR Class 2A3
   5.901% due 03/25/36                                    514             517
Mortgage Capital Funding, Inc.
   Series 1998-MC2 Class A2
   6.423% due 06/18/30                                  1,610           1,619
Nomura Asset Securities Corp.
   Series 1998-D6 Class A1B
   6.590% due 03/15/30                                    775             782
Novastar Mortgage-Backed Notes (E)
   Series 2006-MTA Class 2A1A
   5.540% due 09/25/46                                  1,219           1,220
Novastar NIM Trust (p)
   Series 2005-N1
   4.777% due 10/26/35                                     22              22
Prime Mortgage Trust
   Series 2004-CL1 Class 1A2 (E)
   5.720% due 02/25/34                                     98              99
   Series 2004-CL1 Class 2A2 (E)
   5.720% due 02/25/19                                     22              22
   Series 2006-DR1 Class 2A1 (A)
   5.500% due 05/25/35                                  2,530           2,507
   Series 2006-DR1 Class 2A2 (A)
   6.000% due 11/25/36                                  2,234           2,226
Residential Accredit Loans, Inc.
   Series 2004-QS5 Class A6 (E)
   5.950% due 04/25/34                                    126             126
   Series 2004-QS8 Class A4 (E)
   5.750% due 06/25/34                                    625             627
   Series 2005-QA1 Class A41
   5.717% due 09/25/35                                    785             780
   Series 2005-QA8 Class NB3
   5.500% due 07/25/35                                    473             472

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-QO3 Class A1 (E)
   5.750% due 10/25/45                                  1,243           1,247
   Series 2006-QA1 Class A21
   5.994% due 01/25/36                                  2,453           2,462
   Series 2006-QO7 Class 3A2 (E)
   5.525% due 09/25/46                                  1,340           1,338
   Series 2006-QS6 Class 1A13
   6.000% due 06/25/36                                  1,325           1,329
Residential Asset Securities Corp. (E)
   Series 2003-KS4 Class AIIB
   5.640% due 06/25/33                                    147             147
Residential Asset Securitization Trust (E)
   Series 2003-A15 Class 1A2
   5.770% due 02/25/34                                    736             739
Residential Funding Mortgage Securities I (E)
   Series 2003-S5 Class 1A2
   5.800% due 11/25/18                                    372             374
   Series 2003-S14 Class A5
   5.750% due 07/25/18                                    908             911
   Series 2003-S20 Class 1A7
   5.850% due 12/25/33                                    238             239
Salomon Brothers Mortgage Securities VII, Inc.
   Series 2003-UP2 Class A1
   4.000% due 12/25/18                                    407             385
Sequoia Mortgage Trust (E)
   Series 2004-3 Class A
   5.306% due 04/20/34                                    796             796
Small Business Administration
   Series 1999-P10 Class 1
   7.540% due 08/10/09                                    247             255
Small Business Administration Participation
   Certificates
   Series 2003-20I Class 1
   5.130% due 09/01/23                                     80              79
Structured Adjustable Rate Mortgage Loan Trust
   (E)
   Series 2005-19X Class 1A1
   5.670% due 10/25/35                                    937             940
Structured Asset Securities Corp.
   Series 2004-21X Class 1A3
   4.440% due 12/25/34                                  1,230           1,214

                                                         Fixed Income I Fund  61

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Thornburg Mortgage Securities Trust (E)
   Series 2003-2 Class A1
   5.690% due 04/25/43                                    254             254
   Series 2006-1 Class A3
   5.520% due 01/25/36                                  2,530           2,527
   Series 2006-3 Class A3
   5.430% due 06/25/36                                  1,871           1,868
   Series 2006-6 Class A1
   5.430% due 12/25/36                                    584             584
Tobacco Settlement Authority of Iowa
   6.500% due 06/01/23                                    100              99
Wachovia Bank Commercial Mortgage Trust
   Series 2003-C9 Class A1
   3.291% due 12/15/35                                    803             782
   Series 2005-C16 Class A2
   4.380% due 10/15/41                                  1,195           1,162
   Series 2005-C17 Class A1
   4.430% due 03/15/42                                  2,241           2,205
   Series 2005-C22 Class A3
   5.286% due 12/15/44                                  1,865           1,855
Washington Mutual Alternative Mortgage
   Pass-Through Certificates
   Series 2005-4 Class CB11
   5.500% due 06/25/35                                    275             268
Washington Mutual, Inc.
   Series 2003-S9 Class A2 (E)
   5.900% due 10/25/33                                    668             671
   Series 2004-AR1 Class A1B1 (E)
   5.665% due 11/25/34                                     85              85
   Series 2005-AR1 Class 1A1
   4.838% due 10/25/35                                    574             565
   Series 2005-AR1 Class A1A1 (E)
   5.640% due 10/25/45                                  1,220           1,221
   Series 2005-AR1 Class A1A2 (E)
   5.610% due 11/25/45                                  1,196           1,200
   5.610% due 12/25/45                                    613             615
   Series 2005-AR1 Class A1C1 (E)
   5.510% due 12/26/45                                      9               9
   Series 2005-AR6 Class B3 (E)
   6.010% due 04/25/45                                    473             472
Wells Fargo Mortgage Backed Securities Trust
   Series 2006-2 Class 2A3
   5.500% due 03/25/36                                    877             873
   Series 2006-AR2 Class 2A1
   4.950% due 03/25/36                                    721             711
   Series 2006-AR8 Class 2A3
   5.241% due 04/25/36                                    167             165

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Zuni Mortgage Loan Trust (E)
   Series 2006-OA1 Class A1
   5.450% due 08/25/36                                  1,510           1,509
                                                                 ------------
                                                                      770,492
                                                                 ------------

Municipal Bonds - 0.1%
Golden State Tobacco Securitization Corp.
   Revenue Bonds, weekly demand
   6.250% due 06/01/33                                    650             725
State of Texas General Obligation Unlimited,
   weekly demand
   4.750% due 04/01/35                                    300             304
Tobacco Settlement Financing Corp. Revenue
   Bonds, weekly demand
   6.125% due 06/01/24                                    150             160
                                                                 ------------
                                                                        1,189
                                                                 ------------

Non-US Bonds - 0.1%
Canadian Government Bond
   4.000% due 12/01/31                             CAD    120             146
Poland Government Bond
   Series 1013
   5.000% due 10/24/13                             PLN  2,540             845
Quebec Residual
   Principal Only STRIP
   Zero Coupon
   due 12/01/36                                    CAD    830             173
                                                                 ------------
                                                                        1,164
                                                                 ------------

United States Government Agencies - 4.4%
Fannie Mae
   3.500% due 03/28/08                                  1,790           1,755
   2.500% due 06/15/08 (N)                              3,065           2,957
   5.400% due 04/13/09                                    100             100
   4.875% due 04/15/09 (N)                              2,415           2,403
   7.250% due 01/15/10                                    600             635
   3.875% due 02/15/10 (N)                              1,495           1,446
   4.750% due 04/19/10                                  2,950           2,913
   4.125% due 05/15/10 (N)                                410             398
   7.125% due 06/15/10                                    700             744
   4.250% due 08/15/10 (N)                              7,620           7,419
   5.125% due 04/15/11 (N)                              2,615           2,618
   6.000% due 05/15/11                                    700             724
   5.000% due 10/15/11                                    650             647
   4.375% due 09/15/12 (N)                                470             454
   4.375% due 03/15/13 (N)                                140             135
   Zero coupon due 07/05/14                             2,280           1,570
   5.250% due 03/24/15                                    495             487
   5.000% due 02/13/17 (N)                                460             453

 62  Fixed Income I Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   5.000% due 04/26/17 (N)                                945             905
   6.625% due 11/15/30 (N)                                365             427
   6.210% due 08/06/38                                    420             471
Federal Farm Credit Bank
   5.125% due 08/25/16                                    740             740
Federal Home Loan Bank System
   5.400% due 01/02/09                                    430             429
   5.000% due 09/18/09 (N)                              8,335           8,322
   4.375% due 03/17/10                                    790             774
   5.375% due 08/19/11 (N)                                490             496
   4.875% due 11/18/11                                    700             695
   5.375% due 05/15/19                                    315             317
   5.125% due 08/15/19                                    330             327
   5.625% due 06/11/21                                    790             815
   5.500% due 07/15/36                                    310             317
   Series 567
   4.375% due 09/17/10                                    350             343
   Series VB15 (N)
   5.000% due 12/21/15                                  1,500           1,484
Financing Corp.
   Principal Only STRIP
   Zero coupon due 09/26/19                             1,355             698
   Series 1
   Zero coupon due 05/11/16                               140              87
   Series 12P
   Zero coupon due 12/06/18                               420             227
   Series 13
   Zero coupon due 12/27/16                               490             295
   Series 13P
   Zero coupon due 12/27/18                             1,135             610
   Series 16P
   Zero coupon due 04/05/19                             1,200             635
   Series 19
   Zero coupon due 06/06/16                               410             254
   Series 3P
   Zero coupon due 11/30/17                               300             172
   Series 5P
   Zero coupon due 02/08/18                               110              62
   Series 8P
   Zero coupon due 08/03/18                             1,085             597
   Series 9P
   Zero coupon due 10/06/17                               540             312
   Series A-P
   Zero coupon due 10/06/17                               260             150
   Series B-P
   Zero coupon due 04/06/18                               565             317
   Series C-P
   Zero coupon due 11/30/17                               870             498
   Series E-P
   Zero coupon due 11/02/18                               835             453
Freddie Mac
   6.875% due 09/15/10                                    670             709
   5.625% due 03/15/11                                    650             662

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   5.750% due 01/15/12 (N)                              2,645           2,718
   5.125% due 07/15/12 (N)                              1,170           1,171
   4.875% due 11/15/13 (N)                              1,360           1,341
   5.050% due 01/26/15 (N)                              1,155           1,150
   5.500% due 07/18/16 (N)                                455             467
   5.125% due 10/18/16 (N)                                800             798
   5.625% due 11/23/35                                    520             493
Tennessee Valley Authority
   6.150% due 01/15/38                                  1,560           1,746
                                                                 ------------
                                                                       61,342
                                                                 ------------

United States Government Treasuries - 13.0%
United States Treasury Inflation Indexed Bonds
   0.875% due 04/15/10                                    277             263
   2.375% due 04/15/11 (N)                              2,995           2,987
   3.375% due 01/15/12 (N)                              1,918           2,004
   2.000% due 07/15/14 (N)                              2,165           2,105
   1.625% due 01/15/15                                     53              50
   1.875% due 07/15/15                                  2,445           2,349
   2.500% due 07/15/16                                  2,085           2,105
   2.375% due 01/15/25 (N)                              4,886           4,855
   2.000% due 01/15/26 (N)                              2,091           1,961
   2.000% due 01/15/27                                    390             388
   3.625% due 04/15/28 (N)                                748             900
   3.875% due 04/15/29                                  1,716           2,155
United States Treasury Notes
   3.750% due 05/15/08                                  6,000           5,907
   4.750% due 12/31/08 (N)                              4,100           4,087
   3.250% due 01/15/09 (N)                              3,070           2,975
   4.000% due 06/15/09 (N)                              2,335           2,289
   3.375% due 10/15/09 (N)                              7,720           7,431
   3.625% due 01/15/10 (N)                                935             904
   3.500% due 02/15/10                                  7,440           7,160
   4.000% due 03/15/10 (N)                              8,935           8,721
   4.125% due 08/15/10                                    455             445
   3.875% due 09/15/10 (N)                              5,675           5,498
   4.375% due 12/15/10                                     50              49
   4.875% due 04/30/11 (N)                             15,565          15,592
   4.625% due 08/31/11 (N)                                895             888
   4.625% due 10/31/11                                     50              50
   4.750% due 01/31/12                                    180             179
   4.000% due 11/15/12 (N)                              3,795           3,643
   10.375% due 11/15/12                                 2,090           2,174
   4.250% due 08/15/13 (N)                              3,880           3,760

                                                         Fixed Income I Fund  63

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   4.250% due 11/15/13 (N)                             14,040          13,584
   4.750% due 05/15/14 (N)                              3,970           3,952
   4.250% due 11/15/14 (N)                              3,110           2,996
   4.125% due 05/15/15 (N)                              6,955           6,626
   4.250% due 08/15/15 (N)                              1,580           1,517
   5.125% due 05/15/16 (N)                              4,405           4,499
   4.875% due 08/15/16                                    510             511
   4.625% due 11/15/16                                    220             217
   8.750% due 05/15/17 (N)                              1,885           2,470
   8.125% due 08/15/19 (N)                              6,230           8,059
   8.125% due 08/15/21 (N)                             10,030          13,229
   Zero Coupon due 11/15/21 (N)                         4,835           2,296
   7.125% due 02/15/23 (N)                              8,865          10,898
   6.000% due 02/15/26 (N)                              8,235           9,212
   6.125% due 08/15/29 (N)                                615             708
   5.375% due 02/15/31 (N)                              1,225           1,293
   4.500% due 02/15/36                                  7,859           7,346
                                                                 ------------
                                                                      183,287
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $1,411,958)                                                   1,403,605
                                                                 ------------

PREFERRED STOCKS - 0.1%
Auto and Transportation - 0.0%
General Motors Corp.                                   13,100             285
                                                                 ------------

Financial Services - 0.1%
DG Funding Trust (E)(A)                                   152           1,600
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $1,841)                                                           1,885
                                                                 ------------

                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------
-----------------------------------------------------------------------------
OPTIONS PURCHASED - 0.0%
(Number of Contracts)
Eurodollar Futures
   Jun 2007 91.25 Put (140)                            31,938               1
   Jun 2007 91.75 Put (190)                            43,581               1
   Sep 2007 90.75 Put (227)                            51,455               1
   Dec 2007 91.25 Put (156)                            35,588               1
   Dec 2007 91.50 Put (3)                                 686              --
   Mar 2008 91.75 Put (630)                           144,506               4
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $13)                                                                  8
                                                                 ------------


                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $

SHORT-TERM INVESTMENTS - 13.3%
Abbey National NA LLC
   5.225% due 03/07/07                                  5,400           5,304
Allstate Life Global Funding Trusts
   3.850% due 01/25/08                                  1,355           1,334
American General Finance Corp. (E)
   Series MTNG
   5.406% due 03/23/07                                    100             100
AT&T Wireless Services, Inc.
   7.500% due 05/01/07                                  2,605           2,616
AT&T, Inc. (p)
   4.214% due 06/05/07                                    800             800
BNP Paribas
   5.293% due 07/03/07                                    400             400
Bundesobligation
   Series 139
   4.000% due 02/16/07                                  1,300           1,694
ChevronTexaco Capital Co.
   3.500% due 09/17/07                                    470             465
CIT Group, Inc.
   5.750% due 09/25/07                                    120             120
Countrywide Home Loans, Inc.
   Series MTNK
   5.500% due 02/01/07                                    100             100
DaimlerChrysler NA Holding Corp. (E)
   5.600% due 03/07/07                                  2,200           2,200
Dexia Delaware LLC
   5.260% due 02/01/07                                  2,200           2,200
DNB Nor Bank ASA
   5.200% due 03/26/07                                  6,200           6,153
Fannie Mae Discount Notes
   Zero coupon due 06/25/07                               430             421
Ford Motor Credit Co.
   4.950% due 01/15/08                                    320             315
France Treasury Bills BTF
   Zero coupon due 04/05/07                             1,300           1,684
General Electric Capital Corp.
   Series MTNA
   4.250% due 01/15/08                                    220             218

 64  Fixed Income I Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
GMAC LLC
   6.125% due 08/28/07                                    760             760
Golden West Financial Corp.
   4.125% due 08/15/07                                    270             268
Harrah's Operating Co., Inc.
   7.125% due 06/01/07                                    755             758
Morgan Stanley (E)
   Series MTNF
   5.499% due 01/18/08                                  1,100           1,102
Russell Investment Company Money Market Fund      118,211,183         118,211
Societe Generale NA
   5.225% due 05/10/07                                  5,300           5,225
TELUS Corp.
   7.500% due 06/01/07                                    770             774
Total SA
   5.260% due 02/01/07                                  7,200           7,200
UBS Financial Del LLC
   5.225% due 06/01/07                                  7,900           7,790
United States Treasury Bills (z)(c)
   4.8430% due 02/15/07                                    25              25
   4.886% due 02/15/07                                     50              50
   4.888% due 02/15/07                                     45              45
   4.903% due 02/15/07                                     65              65
   4.943% due 02/15/07                                     35              35
   4.9640% due 02/15/07                                    50              50
   5.034% due 02/15/07                                    160             160
   5.131% due 02/15/07                                     75              75
   4.932% due 03/15/07                                  1,345           1,337
   4.969% due 03/15/07                                    300             298
United States Treasury Notes
   4.375% due 05/15/07 (N)                              3,630           3,622
   6.625% due 05/15/07                                    515             517
   4.250% due 10/31/07                                  6,150           6,112
   3.000% due 11/15/07                                    800             787
Westpac Banking Corp.
   5.250% due 02/06/07                                  4,600           4,563
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $185,944)                                                       185,954
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

OTHER SECURITIES - 18.6%
Russell Investment Company Money Market Fund (X)   64,618,578          64,619
State Street Securities Lending Quality Trust
   (X)                                            197,017,556         197,017
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $261,636)                                                       261,636
                                                                 ------------

TOTAL INVESTMENTS - 131.6%
(identified cost $1,861,392)                                        1,853,088

OTHER ASSETS AND LIABILITIES,
NET - (31.6%)                                                        (444,923)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,408,156
                                                                 ============

See accompanying notes which are an integral part of the schedules of investments.

                                                         Fixed Income I Fund  65

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Euribor Futures
   expiration date 09/07 (14)                               4,372                (16)
   expiration date 12/07 (46)                              14,363                (16)
   expiration date 03/08 (3)                                  937                 (3)
   expiration date 06/08 (2)                                  625                 (2)
Eurodollar Futures (CME)
   expiration date 06/07 (93)                              22,007                (49)
   expiration date 09/07 (934)                            221,230               (729)
   expiration date 12/07 (852)                            201,999               (565)
   expiration date 03/08 (334)                             79,233               (172)
   expiration date 06/08 (32)                               7,594                 (5)
   expiration date 09/08 (32)                               7,596                 (5)
   expiration date 12/08 (75)                              17,804                (17)
Euroyen Futures
   expiration date 09/07 (21)                               4,317                  7
   expiration date 12/07 (25)                               5,134                  7
LIBOR Futures
   expiration date 03/07 (46)                              10,653                  9
   expiration date 06/07 (10)                               2,313                (14)
   expiration date 09/07 (7)                                1,619                (10)
   expiration date 12/07 (27)                               6,246                (37)
   expiration date 03/08 (7)                                1,620                (10)
   expiration date 06/08 (5)                                1,157                 (7)
   expiration date 09/08 (7)                                1,621                (10)
Germany, Federal Republic
   10 Year Bonds
   expiration date 03/07 (19)                               2,847                (45)
United States Treasury Bonds
   expiration date 03/07 (31)                               3,414                (60)
United States Treasury 2 Year Notes
   expiration date 03/07 (149)                             30,336               (139)
United States Treasury 5 Year Notes
   expiration date 03/07 (556)                             58,120               (533)
United States Treasury 10 Year Notes
   expiration date 03/07 (162)                             17,294               (187)

Short Positions
United States Treasury Bonds
   expiration date 03/07 (69)                               7,599                206
United States Treasury 10 Year Notes
   expiration date 03/07 (181)                             19,322                357
                                                                     ---------------
Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                     (2,045)
                                                                     ===============

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Eurodollar Futures
   Mar 2007 94.75 Put (9)                                   2,132                 (3)
   Mar 2007 95.25 Put (10)                                  2,381                (15)

United States Treasury Notes
   2 Year Futures
   Feb 2007 101.75 Put (73)                                14,856                (15)
   Feb 2007 102.00 Call (368)                              75,072               (184)

   5 Year Futures
   May 2007 106.00 Call (292)                              30,952                (46)

   10 Year Futures
   Feb 2007 106.00 Call (18)                                1,908                (16)
   Feb 2007 108.00 Call (18)                                1,944                 (1)
   Feb 2007 109.00 Call (17)                                1,853                 --
   Feb 2007 110.00 Call (11)                                1,210                 --
   May 2007 111.00 Call (12)                                1,332                (11)
   Feb 2007 107.00 Put (17)                                 1,819                 (9)
   May 2007 106.00 Put (12)                                 1,272                 (7)

United States Treasury Bonds
   Feb 2007 109.00 Put (18)                                 1,962                 (5)
   Feb 2007 112.00 Put (10)                                 1,120                (20)
                                                                     ---------------

Total Liability for Options Written
   (premiums received $188)                                                     (332)
                                                                     ===============

See accompanying notes which are an integral part of the schedules of investments.

 66  Fixed Income I Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             361   AUD              462    02/21/07                 (3)
USD             317   CAD              356    02/07/07                (14)
USD             899   CAD            1,063    02/07/07                  4
USD             444   CAD              524    02/22/07                  2
USD             302   CAD              356    05/09/07                  1
USD             258   CNY            1,996    03/19/07                  1
USD           1,025   EUR              791    02/07/07                  7
USD           2,122   EUR            1,650    02/07/07                 29
USD             511   EUR              400    03/23/07                 12
USD             540   EUR              420    03/23/07                  9
USD           2,152   EUR            1,650    05/09/07                  8
USD              53   GBP               27    02/22/07                 --
USD             356   GBP              184    02/22/07                  5
USD           2,095   JPY          247,044    02/07/07                (46)
USD           4,782   JPY          558,077    02/15/07               (148)
USD           2,020   JPY          235,140    03/20/07                (59)
USD           2,061   JPY          247,044    05/09/07                 14
USD             858   PLN            2,556    02/07/07                 (4)
USD             101   SGD              154    04/30/07                 --
USD              95   TWD            3,080    02/22/07                 (1)
CAD             524   USD              444    02/01/07                 (2)
CAD             356   USD              302    02/07/07                 (1)
CAD           1,063   USD              944    02/07/07                 41
CAD             460   USD              391    02/22/07                 --
CAD           1,063   USD              901    05/09/07                 (4)
EUR             791   USD              998    02/07/07                (34)
EUR           1,650   USD            2,144    02/07/07                 (8)
EUR           3,402   USD            4,418    02/27/07                (22)
EUR             791   USD            1,029    05/09/07                 (7)
GBP             164   USD              318    02/22/07                 (4)
JPY         247,044   USD            2,036    02/07/07                (13)
JPY         611,250   USD            5,046    02/15/07                (29)
PLN           2,556   USD              829    02/07/07                (25)
PLN           2,556   USD              860    05/09/07                  4
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                                (287)
                                                           ==============

See accompanying notes which are an integral part of the schedules of investments.

                                                         Fixed Income I Fund  67

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands

INTEREST RATE SWAPS CONTRACTS
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                MARKET
        COUNTER               NOTIONAL                                                      TERMINATION         VALUE
         PARTY                 AMOUNT            FUND RECEIVES           FUND PAYS              DATE              $
-----------------------   -----------------   -------------------   --------------------   --------------   --------------
Barclays Bank PLC           GBP         100   Six Month LIBOR       4.000%                    12/15/36                  21
Barclays Bank PLC           USD      10,700   5.000%                Three Month LIBOR         06/20/09                 (48)
                                                                    Consumer Price Index
BNP Paribas                 EUR       1,200   2.090%                (France)                  10/15/10                  19
Citibank                   JPY       37,000   2.000%                Six Month LIBOR           12/20/16                   5
                                                                    Mexico Interbank 28
Citibank                    MXN       1,000   8.170%                Day Deposit Rate          11/04/16                  --
Deutsche Bank AG           JPY      250,000   1.000%                Six Month LIBOR           09/18/08                   2
Deutsche Bank AG           JPY      278,000   2.000%                Six Month LIBOR           12/20/16                  36
Deutsche Bank AG           JPY      100,000   2.500%                Six Month LIBOR           12/20/26                  22
Deutsche Bank AG           USD        9,100   5.000%                Three Month LIBOR         06/20/09                 (41)
Deutsche Bank AG            USD         700   5.000%                Three Month LIBOR         06/20/37                 (48)
Goldman Sachs              JPY      120,000   1.500%                Six Month LIBOR           06/20/12                   4
Goldman Sachs              JPY       76,000   2.000%                Six Month LIBOR           12/20/16                  10
JP Morgan                   GBP         300   Six Month LIBOR       4.000%                    12/15/36                  63
JP Morgan                  USD        2,100   5.000%                Three Month LIBOR         06/20/37                (143)
Lehman Brothers            GBP        3,300   4.500%                Six Month LIBOR           09/20/09                (148)
Lehman Brothers             USD         600   5.000%                Three Month LIBOR         06/20/37                 (41)
Merrill Lynch               GBP         200   4.000%                Six Month LIBOR           12/15/35                   5
Merrill Lynch              GBP        5,700   4.500%                Six Month LIBOR           09/20/09                (257)
Morgan Stanley              EUR       1,300   6.000%                Six Month LIBOR           06/18/34                 228
Morgan Stanley             JPY       60,000   1.500%                Six Month LIBOR           06/20/12                   1
Morgan Stanley             JPY       10,000   2.000%                Six Month LIBOR           12/20/16                   1
Royal Bank of Canada        CAD         100   4.500%                Three Month LIBOR         06/15/27                  (3)
Royal Bank of Scotland     USD        5,300   5.000%                Three Month LIBOR         06/20/09                 (27)
UBS                        JPY       20,000   2.000%                Six Month LIBOR           12/20/16                   3
                                                                                                            --------------

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - $4,431                             (336)
                                                                                                            ==============

CREDIT DEFAULT SWAP CONTRACTS
------------------------------------------------------------------------------------------------------------------------
                                                    NOTIONAL                                                 MARKET
          REFERENCE                  COUNTER         AMOUNT        FUND RECEIVES        TERMINATION          VALUE
            ENTITY                    PARTY             $            FIXED RATE             DATE               $
------------------------------   ----------------   ---------   --------------------   --------------   ----------------
Andarko Petroleum Corp.          Goldman Sachs            200   0.150%                    03/20/08                    --
Dow Jones CDX
   High Volatility 4 Index       Goldman Sachs          4,000   0.650%                    12/20/16                    25
Dow Jones CDX
   High Volatility 4 Index       Bank of America        2,000   0.650%                    12/20/16                    12
Russia Government
   International Bond            Morgan Stanley           100   0.460%                    06/20/07                    --
Russia Government
   International Bond            Deutsche Bank          2,000   0.260%                    12/20/07                    --
Russia Government
   International Bond            Merrill Lynch          1,000   0.305%                    12/20/08                    --
                                                                                                        ----------------

Total Market Value of Open Credit Default Swap Contracts Premiums Paid (Received) - ($27)                             37
                                                                                                        ================

See accompanying notes which are an integral part of the schedules of investments.

 68  Fixed Income I Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL         MARKET
                                                   AMOUNT ($)        VALUE
                                                   OR SHARES           $
------------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 83.8%
Asset-Backed Securities - 6.2%
Accredited Mortgage Loan Trust
   Series 2004-2 Class A2
   5.620% due 07/25/34                                      100            100
ACE Securities Corp.
   Series 2004-IN1 Class A1
   5.640% due 05/25/34                                      227            228
   Series 2005-SD3 Class A
   5.720% due 08/25/45                                      647            647
   Series 2006-ASP Class A2A (E)
   5.400% due 10/25/36                                      351            351
Aegis Asset Backed Securities Trust (E)
   Series 2003-3 Class M2
   6.970% due 01/25/34                                      265            267
   Series 2005-4 Class 1A1
   5.430% due 10/25/35                                      100            100
Alliance Capital Funding LLC (p)
   Series 1998-1 Class A3
   5.840% due 02/15/10                                        2              2
American Airlines, Inc.
   7.377% due 05/23/19                                      171            169
   6.977% due 05/23/21                                       58             58
   6.817% due 11/23/12                                      125            126
American Express Credit Account Master Trust (E)
   Series 2002-1 Class A
   5.430% due 09/15/09                                      500            500
   Series 2002-2 Class A
   5.430% due 11/16/09                                      675            675
   Series 2002-3 Class A
   5.430% due 12/15/09                                    1,075          1,075
Ameriquest Mortgage Securities, Inc.
   Series 2002-D Class M1 (E)
   7.557% due 02/25/33                                      145            145
   Series 2004-R10 Class A5
   5.710% due 11/25/34                                       68             68
   Series 2004-R4 Class A1A (E)(p)
   5.680% due 06/25/34                                      175            175
   Series 2004-R8 Class A5
   5.690% due 09/25/34                                      217            218
   Series 2006-R1 Class A2C
   5.510% due 08/01/16                                      260            260
Argent Securities, Inc. (E)
   Series 2005-W5 Class A2A
   5.430% due 01/25/36                                      415            415
Asset Backed Securities Corp. Home Equity
   Series 2005-HE3 Class A4
   5.520% due 04/25/35                                      600            600

                                                   PRINCIPAL         MARKET
                                                   AMOUNT ($)        VALUE
                                                   OR SHARES           $
------------------------------------------------------------------------------
Asset Backed Securities Corp. Home Equity Loan
   Trust (E)
   Series 2004-HE6 Class A1
   5.625% due 09/25/34                                      270            270
BA Credit Card Trust (E)
   Series 2002-A10 Class A10
   5.460% due 02/16/10                                      550            551
BA Master Credit Card Trust
   Series 2000-E Class A
   7.800% due 10/15/12                                      705            760
Bayview Financial Acquisition Trust
   Series 2006-A Class 1A3
   5.865% due 02/28/41                                      340            339
Bear Stearns Asset Backed Securities, Inc.
   Series 2004-BO1 Class 1A1 (E)
   5.520% due 09/25/34                                      139            139
   Series 2005-AQ1 Class 2A1
   5.540% due 03/25/35                                      311            311
   Series 2005-HE1 Class A1 (E)
   5.440% due 11/25/35                                      226            226
   Series 2005-HE8 Class A1 (E)
   5.440% due 08/25/35                                      120            120
Capital Auto Receivables Asset Trust
   Series 2004-2 Class A2
   3.350% due 02/15/08                                      125            125
   Series 2006-2 Class A3B (E)
   5.380% due 05/15/11                                    1,025          1,026
Carrington Mortgage Loan Trust (E)
   Series 2005-NC4 Class A1
   5.500% due 09/25/35                                      151            151
   Series 2006-OPT Class A1
   5.415% due 02/25/36                                      195            195
Chase Credit Card Master Trust (E)
   Series 2002-1 Class A
   5.420% due 06/15/09                                    1,500          1,500
Chase Manhattan Auto Owner Trust
   Series 2006-B Class A2
   5.280% due 10/15/09                                    1,000          1,000
Citibank Credit Card Issuance Trust
   Series 2000-A3 Class A3
   6.875% due 11/16/09                                      200            202
Citifinancial Mortgage Securities, Inc.
   Series 2003-4 Class AF3
   3.221% due 10/25/33                                        4              4
Citigroup Mortgage Loan Trust, Inc. (E)
   Series 2006-NC1 Class A2A
   5.390% due 08/25/36                                      485            485

                                                       Fixed Income III Fund  69

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL         MARKET
                                                   AMOUNT ($)        VALUE
                                                   OR SHARES           $
------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates
   Series 2004-13 Class AF3
   3.989% due 02/25/31                                      123            122
   Series 2004-BC1 Class M1 (E)
   5.820% due 02/25/34                                      175            175
   Series 2005-16 Class 2AF1
   5.500% due 05/25/36                                      478            478
   Series 2006-11 Class 1AF4
   6.300% due 09/25/46                                      405            411
   Series 2006-13 Class 1AF3
   5.944% due 05/25/33                                      595            597
   Series 2006-15 Class A3
   5.689% due 10/25/46                                      230            230
   Series 2006-17 Class 2A1 (E)
   5.370% due 03/25/47                                      449            449
   Series 2006-3 Class 2A2
   5.500% due 02/25/36                                      510            511
   Series 2006-S2 Class A2
   5.627% due 07/25/27                                      385            384
   Series 2006-S3 Class A2
   6.085% due 06/25/21                                      445            448
   Series 2006-S6 Class A2
   5.519% due 03/25/34                                      480            478
   Series 2006-S7 Class A3
   5.712% due 04/25/35                                      915            913
   Series 2006-S9 Class A3
   5.728% due 08/25/36                                      425            425
Countrywide Home Equity Loan Trust (E)
   Series 2006-H Class 2A1B
   5.470% due 11/15/36                                    1,810          1,811
Credit-Based Asset Servicing and Securitization
   LLC
   Series 2005-CB1 Class AF2
   4.090% due 01/25/35                                      102            102
   Series 2005-CB4 Class AV1 (E)
   5.420% due 08/25/35                                      153            153
   Series 2005-CB5 Class AV1 (E)
   5.430% due 08/25/35                                      105            105
   Series 2006-CB5 Class A1 (E)
   5.380% due 06/25/36                                      551            551
   Series 2006-SL1 Class A2 (p)
   5.556% due 09/25/36                                      410            409
   Series 2007-CB1 Class AF2
   5.721% due 01/25/37                                      335            335
Dunkin Securitization (p)
   Series 2006-1 Class A2
   5.779% due 06/20/31                                      490            496
Entergy Gulf States, Inc. (E)
   5.769% due 12/01/09                                      100            100
Fannie Mae Grantor Trust
   Series 2003-T4 Class 2A5
   4.907% due 09/26/33                                      228            227

                                                   PRINCIPAL         MARKET
                                                   AMOUNT ($)        VALUE
                                                   OR SHARES           $
------------------------------------------------------------------------------
Fannie Mae REMICS
   Series 1993-41 Class ZQ
   7.000% due 12/25/23                                      465            483
   Series 1993-42 Class ZQ
   6.750% due 04/25/23                                      527            534
First Franklin Mortgage Loan Asset Backed
   Certificates (E)
   Series 2005-FF7 Class A2
   5.420% due 07/25/35                                      355            355
   Series 2006-FF1 Class A2
   5.370% due 07/25/36                                      536            536
Fremont Home Loan Trust
   Series 2005-E Class 2A1
   5.410% due 01/25/36                                       11             11
   Series 2006-3 Class 2A1 (E)
   5.420% due 02/25/37                                      328            328
   Series 2006-E Class 2A1 (E)
   5.410% due 01/25/37                                      379            379
GE Capital Credit Card Master Note Trust (E)
   Series 2004-1 Class A
   5.370% due 06/15/10                                      300            300
   Series 2004-2 Class A
   5.360% due 09/15/10                                      600            600
GE Dealer Floorplan Master Note Trust
   Series 2004-2 Class A
   5.400% due 07/20/09                                      625            625
GMAC Mortgage Corp. Loan Trust
   Series 2004-HE5 Class A3
   3.970% due 09/25/34                                      355            351
GSAA Home Equity Trust
   Series 2006-4 Class 1A2
   5.967% due 03/25/36                                      499            502
GSAA Trust
   Series 2006-2 Class 2A3
   5.590% due 12/25/35                                      595            596
GSAMP Trust
   Series 2003-HE2 Class M1
   5.970% due 08/25/33                                      305            306
   Series 2004-SEA Class A2A (E)
   5.640% due 03/25/34                                      155            155
   Series 2005-HE4 Class A2A (E)
   5.440% due 08/25/35                                       76             76
   Series 2006-HE4 Class A2A (E)
   5.390% due 06/25/36                                      518            518
   Series 2006-S3 Class A1
   6.085% due 05/25/36                                      132            132

 70  Fixed Income III Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL         MARKET
                                                   AMOUNT ($)        VALUE
                                                   OR SHARES           $
------------------------------------------------------------------------------
   Series 2007-FM1 Class A2A (E)
   5.390% due 12/25/36                                      900            900
Heritage Property Investment Trust
   5.125% due 04/15/14                                      300            290
Home Equity Asset Trust
   Series 2003-5 Class M1
   6.020% due 12/25/33                                      460            461
   Series 2005-2 Class 2A2
   5.520% due 07/25/35                                      206            206
HSI Asset Securitization Corp. Trust (E)
   Series 2006-HE2 Class 2A1
   5.370% due 12/25/36                                      292            292
Indymac Residential Asset Backed Trust (E)
   Series 2006-H2 Class A
   5.470% due 06/28/36                                      869            869
JP Morgan Mortgage Acquisition Corp. (E)
   Series 2006-WMC Class A2
   5.370% due 08/25/36                                      219            219
Lehman XS Trust (E)
   Series 2005-1 Class 2A2
   4.660% due 07/25/35                                      249            250
   Series 2006-16N Class A1A
   5.400% due 11/25/46                                      648            648
Long Beach Mortgage Loan Trust (E)
   Series 2004-4 Class 1A1
   5.650% due 10/25/34                                       94             94
   Series 2006-1 Class 2A1
   5.400% due 02/25/36                                      149            149
Mastr Asset Backed Securities Trust
   Series 2003-WMC Class M2
   6.970% due 08/25/33                                       99             99
Merrill Lynch Mortgage Investors, Inc.
   Series 2005-NCB Class A1A
   5.451% due 07/25/36                                       43             43
   Series 2006-AR1 Class A2C
   5.480% due 03/25/37                                      500            500
Mid-State Trust
   Series 2003-11 Class A1
   4.864% due 07/15/38                                       53             51
   Series 2004-1 Class A
   6.005% due 08/15/37                                       54             55
   Series 2005-1 Class A
   5.745% due 01/15/40                                       73             70
   Series 2006-1 Class A (p)
   5.787% due 10/15/40                                      269            256
Morgan Stanley ABS Capital I
   Series 2003-NC8 Class M3
   7.420% due 09/25/33                                       91             92
   Series 2004-NC5 Class A2 (E)
   5.650% due 05/25/34                                      300            300

                                                   PRINCIPAL         MARKET
                                                   AMOUNT ($)        VALUE
                                                   OR SHARES           $
------------------------------------------------------------------------------
Morgan Stanley Mortgage Loan Trust
   Series 2006-12X Class A6A
   5.726% due 10/25/36                                      350            346
Nationstar Home Equity Loan Trust (E)
   Series 2006-B Class AV1
   5.380% due 09/25/36                                      692            692
Nelnet Student Loan Trust (E)
   Series 2006-3 Class A1
   5.338% due 09/25/12                                      300            300
New Century Home Equity Loan Trust
   Series 2004-3 Class A6
   5.850% due 11/25/34                                       58             58
   Series 2004-4 Class M2
   5.850% due 02/25/35                                      380            382
Newcastle Mortgage Securities Trust (E)
   Series 2006-1 Class A1
   5.390% due 03/25/36                                      449            449
Northwest Airlines, Inc. (o)
   7.041% due 04/01/22                                      105            106
NWA Trust (o)
   Series 1995-2 Class A
   9.250% due 06/21/14                                      317            330
Option One Mortgage Loan Trust (E)
   Series 2003-2 Class M2
   7.020% due 04/25/33                                      104            105
   Series 2003-3 Class M3
   7.350% due 06/25/33                                       71             71
   Series 2003-4 Class M2
   6.970% due 07/25/33                                      106            107
   Series 2005-4 Class A3
   5.580% due 11/25/35                                      510            511
Park Place Securities, Inc.
   Series 2004-MCW Class A1 (E)
   5.632% due 10/25/34                                    1,210          1,211
   Series 2005-WCW Class M1
   5.800% due 09/25/35                                      375            377
Popular ABS Mortgage Pass-Through Trust
   Series 2005-1 Class AF2
   3.914% due 05/25/35                                       24             24
   Series 2005-6 Class A3
   5.680% due 01/25/36                                      415            413
Power Contract Financing LLC (p)
   6.256% due 02/01/10                                      137            138
RAAC Series
   Series 2006-SP1 Class A1
   5.450% due 09/25/45                                      313            313

                                                       Fixed Income III Fund  71

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL         MARKET
                                                   AMOUNT ($)        VALUE
                                                   OR SHARES           $
------------------------------------------------------------------------------
Renaissance Home Equity Loan Trust
   Series 2005-1 Class M1
   5.357% due 05/25/35                                      190            186
   Series 2005-2 Class AF4
   4.934% due 08/25/35                                      205            203
   Series 2005-4 Class A2
   5.399% due 02/25/36                                      185            184
   Series 2005-4 Class A3
   5.565% due 02/25/36                                      115            115
   Series 2006-1 Class AF6
   5.746% due 05/25/36                                      320            322
Residential Asset Mortgage Products, Inc.
   Series 2003-RS1 Class AI6A
   5.980% due 12/25/33                                      365            367
   Series 2006-RZ3 Class A1 (E)
   5.390% due 08/25/36                                      645            645
   Series 2006-RZ4 Class A1A (E)
   5.430% due 10/25/36                                      549            549
Residential Asset Securities Corp.
   Series 2001-KS3 Class AII (E)
   5.580% due 09/25/31                                       59             59
   Series 2003-KS1 Class M2 (E)
   7.100% due 01/25/33                                       32             33
   Series 2003-KS2 Class MI1
   4.800% due 04/25/33                                      795            776
   Series 2003-KS2 Class MI3
   6.100% due 04/25/33                                      440            436
Saxon Asset Securities Trust (E)
   Series 2006-3 Class A1
   5.380% due 11/25/36                                      261            261
SBI Heloc Trust (E)(p)
   Series 2006-1A Class 1A2A
   5.490% due 08/25/36                                      356            356
Securitized Asset Backed Receivables LLC Trust
   Series 2006-WM1 Class A2A
   5.420% due 12/25/35                                      280            280
   Series 2006-WM4 Class A2A (E)
   5.430% due 11/25/36                                      753            753
Sharps SP I, LLC
   7.000% due 01/25/34                                       13              9
SLM Student Loan Trust (E)
   Series 2006-3 Class A2
   5.377% due 01/25/16                                      384            384
Small Business Administration
   Series 2000-P10 Class 1
   7.449% due 08/01/10                                       48             50
Small Business Administration Participation
   Certificates
   7.500% due 04/01/17                                    1,365          1,422
Soundview Home Equity Loan Trust
   Series 2006-EQ1 Class A1 (E)
   5.400% due 10/25/36                                      419            419

                                                   PRINCIPAL         MARKET
                                                   AMOUNT ($)        VALUE
                                                   OR SHARES           $
------------------------------------------------------------------------------
   Series 2006-EQ2 Class A1 (E)
   1.704% due 01/25/37                                    2,699          2,699
   Series 2006-WF1 Class A2
   5.645% due 10/25/36                                      695            693
Structured Asset Investment Loan Trust
   Series 2003-BC1 Class 3A (E)
   5.670% due 11/25/33                                       12             12
   Series 2005-3 Class M2
   5.790% due 04/25/35                                      210            211
Structured Asset Mortgage Investments, Inc. (E)
   Series 2006-AR7 Class A2A
   5.580% due 08/25/36                                      555            556
Structured Asset Securities Corp.
   Series 2001-SB1 Class A2
   3.375% due 08/25/31                                      157            141
   Series 2004-16X Class A2
   4.910% due 08/25/34                                      143            142
   Series 2004-19X Class A2
   4.370% due 10/25/34                                      488            483
   Series 2005-GEL Class A (E)
   5.700% due 12/25/34                                      239            240
   Series 2005-S2 Class A2
   5.550% due 06/25/35                                      476            477
   Series 2006-BC3 Class A2 (E)
   5.370% due 10/25/36                                      532            533
Terwin Mortgage Trust (E)
   Series 2005-12A Class AF1
   5.530% due 07/25/36                                      130            130
   Series 2005-8HE Class A1 (p)
   5.470% due 07/25/35                                       32             32
TXU Electric Delivery Transition Bond Co.
   Series 2004-1 Class A2
   4.810% due 11/17/14                                      100             99
Washington Mutual Alternative Mortgage
   Pass-Through Certificates (E)
   Series 2006-AR6 Class 1A
   5.540% due 07/25/46                                      329            329
Wells Fargo Home Equity Trust (E)
   Series 2005-4 Class AI1 (p)
   5.470% due 12/25/35                                      500            500
   Series 2006-3 Class A1
   5.380% due 01/25/37                                      395            395

 72  Fixed Income III Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL         MARKET
                                                   AMOUNT ($)        VALUE
                                                   OR SHARES           $
------------------------------------------------------------------------------
World Financial Properties (p)
   6.910% due 09/01/13                                      146            153
   6.950% due 09/01/13                                      175            182
                                                                  ------------
                                                                        57,873
                                                                  ------------

Certificates of Deposit - 0.3%
Bank of Ireland
   5.400% due 01/15/10                                    2,200          2,199
Nordea Bank Finland PLC
   5.308% due 05/28/08                                      300            300
Royal Bank of Canada
   5.420% due 06/30/08                                      900            900
                                                                  ------------
                                                                         3,399
                                                                  ------------

Corporate Bonds and Notes - 16.6%
Abbott Laboratories
   5.600% due 05/15/11                                      405            409
   5.875% due 05/15/16                                      200            205
Ace Capital Trust II
   9.700% due 04/01/30                                      375            507
AIG SunAmerica Global Financing VI (p)
   6.300% due 05/10/11                                      375            389
Aig-Fp Matched Funding (E)(p)
   5.361% due 06/16/08                                      400            400
Alamosa Delaware, Inc.
   8.500% due 01/31/12                                      195            207
Alion Science and Technology Corp. (A)
   10.250% due 02/01/15                                     305            307
Allied Waste North America, Inc.
   Series B
   7.125% due 05/15/16                                      160            160
Altria Group, Inc.
   7.750% due 01/15/27                                       50             60
American Casino & Entertainment Properties LLC
   7.850% due 02/01/12                                      280            286
American Electric Power Co., Inc.
   Series C
   5.375% due 03/15/10                                       40             40
American Express Bank (E)
   Series BKNT
   5.330% due 10/16/08                                      600            600
American Express Centurion Bank (E)
   Series bknt
   5.320% due 05/07/08                                      400            400
American Express Co.
   6.800% due 09/01/66                                      220            235
American Express Credit Corp.
   5.386% due 03/02/09                                      600            600
   5.380% due 11/09/09 (E)                                  200            200

                                                   PRINCIPAL         MARKET
                                                   AMOUNT ($)        VALUE
                                                   OR SHARES           $
------------------------------------------------------------------------------
American General Finance Corp.
   4.875% due 05/15/10                                      425            419
   Series MTNH
   4.625% due 09/01/10                                       20             19
   Series MTNI
   4.625% due 05/15/09                                       70             69
American International Group, Inc.
   5.370% due 06/16/09 (E)(p)                               300            300
   4.700% due 10/01/10                                      440            431
   5.375% due 10/18/11                                      405            406
   5.050% due 10/01/15 (N)                                  415            402
American RE Corp.
   Series B
   7.450% due 12/15/26                                      475            544
American Real Estate Partners, LP/ American Real
   Estate Finance Corp.
   7.125% due 02/15/13                                      210            208
Americo Life, Inc. (p)
   7.875% due 05/01/13                                      100            105
Ameriprise Financial, Inc. (N)
   7.518% due 06/01/66                                      410            448
AmerisourceBergen Corp.
   5.875% due 09/15/15                                       15             14
   Series WI
   5.625% due 09/15/12                                      395            387
AmerUs Group Co.
   5.950% due 08/15/15                                      275            291
Anadarko Petroleum Corp.
   5.950% due 09/15/16                                      875            867
ANZ Capital Trust (f)(p)
   4.484% due 12/31/49                                      450            436
Aramark Corp. (A)
   8.500% due 02/01/15                                      120            123
   8.860% due 02/01/15 (E)                                  125            127
Arizona Public Service Co.
   5.800% due 06/30/14                                      330            329
   6.250% due 08/01/16                                      300            306
ArvinMeritor, Inc. (N)
   8.750% due 03/01/12                                      175            178
AT&T Corp.
   7.300% due 11/15/11                                      348            376
   8.000% due 11/15/31                                      460            571
AT&T, Inc.
   5.584% due 11/14/08 (E)                                1,000          1,003
   5.100% due 09/15/14                                      110            106
Avista Capital Trust III
   6.500% due 04/01/34                                      350            347

                                                       Fixed Income III Fund  73

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL         MARKET
                                                   AMOUNT ($)        VALUE
                                                   OR SHARES           $
------------------------------------------------------------------------------
Avista Corp.
   9.750% due 06/01/08                                      220            230
AXA Financial, Inc.
   6.500% due 04/01/08                                      105            106
Aztar Corp. (N)
   7.875% due 06/15/14                                      425            465
BAC Capital Trust XI
   6.625% due 05/23/36                                      125            133
BAE Systems Holdings, Inc. (p)
   6.400% due 12/15/11                                    1,025          1,062
Ball Corp.
   6.625% due 03/15/18                                       80             79
Bank of America Corp.
   5.875% due 02/15/09                                       70             71
   5.375% due 06/19/09 (E)                                1,800          1,801
   5.378% due 11/06/09 (E)(N)                               200            200
   4.250% due 10/01/10                                       45             43
Bank of New York Co., Inc. (The)
   5.125% due 11/01/11                                      445            441
Bear Stearns Cos., Inc. (The)(E)
   5.465% due 08/21/09                                      600            601
BellSouth Corp.
   5.474% due 08/15/08 (E)                                  600            600
   4.200% due 09/15/09 (N)                                  170            165
   6.550% due 06/15/34 (N)                                   85             87
BNP Paribas Capital Trust (f)(p)
   9.003% due 12/29/49                                      850            945
Boardwalk Pipelines, LP
   5.875% due 11/15/16                                      425            420
Boeing Capital Corp., Ltd. (N)
   6.100% due 03/01/11                                      120            124
Boston Scientific Corp.
   6.400% due 06/15/16                                      945            960
Bowater, Inc. (N)
   9.000% due 08/01/09                                      310            327
Burlington Northern Santa Fe Corp.
   6.750% due 07/15/11                                       20             21
   6.875% due 12/01/27                                       60             65
California Steel Industries, Inc.
   6.125% due 03/15/14                                      335            317
Calyon NY (E)
   Series YCD
   5.340% due 01/16/09                                      700            700
Carolina Power & Light Co.
   6.500% due 07/15/12                                       45             47
Caterpillar, Inc.
   6.050% due 08/15/36                                      245            250
Catlin Insurance Co., Ltd. (f)(A)
   7.249% due 12/31/49                                      505            510
CenterPoint Energy Houston Electric LLC
   Series J2
   5.700% due 03/15/13                                      135            136

                                                   PRINCIPAL         MARKET
                                                   AMOUNT ($)        VALUE
                                                   OR SHARES           $
------------------------------------------------------------------------------
CenterPoint Energy Resources Corp.
   Series B
   7.875% due 04/01/13                                      445            492
Cingular Wireless Services, Inc.
   7.875% due 03/01/11                                      275            299
   8.750% due 03/01/31                                      180            233
CIT Group Holdings, Inc. (E)
   5.526% due 01/30/09                                      400            401
CIT Group, Inc.
   5.524% due 08/15/08 (E)                                  300            301
   5.515% due 12/19/08 (E)                                  100            100
   5.460% due 06/08/09 (E)(N)                               100            100
   5.493% due 08/17/09 (E)                                  700            701
   6.875% due 11/01/09                                       55             57
   4.125% due 11/03/09                                       70             68
   5.656% due 07/28/11 (E)(N)                               400            401
Citigroup Funding, Inc.
   Zero coupon due 11/15/07                               1,050          1,066
   Zero coupon due 07/17/08                                 125            140
   5.343% due 12/08/08 (E)                                  100            100
Citigroup Global Markets Holdings, Inc. (E)
   Series MTNM
   5.390% due 03/07/08                                      700            701
Citigroup, Inc.
   3.500% due 02/01/08                                      830            815
   5.406% due 12/26/08 (E)                                  600            600
   5.416% due 01/30/09 (E)                                1,100          1,100
   5.393% due 12/28/09 (E)                                  700            700
   6.500% due 01/18/11                                      480            500
   4.700% due 05/29/15                                      170            162
   6.125% due 08/25/36                                      580            596
Citizens Communications Co.
   9.250% due 05/15/11                                      190            210
Citizens Property Insurance Corp. (A)
   7.125% due 02/25/19                                      485            569
Clorox Co. (N)
   4.200% due 01/15/10                                      155            150
CNA Financial Corp.
   6.500% due 08/15/16                                      275            285
Columbus Southern Power Co.
   Series C
   5.500% due 03/01/13                                       75             75
Comcast Cable Communications Holdings, Inc.
   9.455% due 11/15/22                                      250            325

 74  Fixed Income III Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL         MARKET
                                                   AMOUNT ($)        VALUE
                                                   OR SHARES           $
------------------------------------------------------------------------------
Comcast Cable Communications LLC
   6.750% due 01/30/11                                      140            146
Comcast Cable Holdings LLC
   9.800% due 02/01/12                                      300            353
   7.875% due 08/01/13                                      695            771
Comcast Corp.
   5.660% due 07/14/09 (E)(N)                               725            727
   5.900% due 03/15/16                                      185            186
   5.875% due 02/15/18                                      100            100
   6.500% due 11/15/35                                      205            208
   6.450% due 03/15/37                                      310            311
Commonwealth Edison Co.
   6.950% due 07/15/18                                      100            105
   Series 105
   5.400% due 12/15/11                                      225            223
   Series 98
   6.150% due 03/15/12                                      230            235
ConAgra Foods, Inc.
   7.000% due 10/01/28                                       95            102
   8.250% due 09/15/30                                       75             91
Consolidated Natural Gas Co.
   6.850% due 04/15/11                                      360            377
   Series C
   6.250% due 11/01/11                                       80             82
Constellation Brands, Inc.
   Series B
   8.125% due 01/15/12                                      115            120
Consumers Energy Co.
   Series F
   4.000% due 05/15/10                                       50             48
   Series H
   4.800% due 02/17/09                                      115            114
Continental Airlines, Inc.
   Series 01-1
   6.503% due 06/15/11                                      175            180
Cooper Industries, Inc.
   Series WI
   5.250% due 11/15/12                                      165            162
Corrections Corp. of America
   7.500% due 05/01/11                                      165            169
Countrywide Home Loans, Inc. (N)
   3.250% due 05/21/08                                      215            209
COX Communications, Inc.
   4.625% due 01/15/10                                      860            841
   5.875% due 12/01/16 (p)                                  275            274
Credit Suisse First Boston Mortgage Securities
   Corp.
   Series 2005-CN2 Class A1S
   5.540% due 11/15/19                                      328            328
Credit Suisse First Boston USA, Inc.
   4.875% due 08/15/10                                      130            128
   6.500% due 01/15/12                                       70             73
   5.500% due 08/15/13 (N)                                   55             55

                                                   PRINCIPAL         MARKET
                                                   AMOUNT ($)        VALUE
                                                   OR SHARES           $
------------------------------------------------------------------------------
Credit Suisse USA, Inc.
   5.250% due 03/02/11                                      210            210
CVS Corp.
   5.750% due 08/15/11                                      205            207
CVS Lease Pass Through (A)
   6.036% due 12/10/28                                      314            309
DaimlerChrysler NA Holding Corp.
   5.790% due 03/13/09                                      300            301
   8.500% due 01/18/31 (N)                                  100            118
DaimlerChrysler North America Holding Corp. (E)
   5.820% due 08/03/09                                      950            952
DCP Midstream, LP
   6.875% due 02/01/11                                       20             21
Delhaize America, Inc.
   9.000% due 04/15/31                                      135            161
Detroit Edison Co. (The)
   6.125% due 10/01/10                                       95             97
   6.350% due 10/15/32                                      130            135
Developers Diversified Realty Corp.
   4.625% due 08/01/10                                      255            248
   5.250% due 04/15/11                                       60             59
   5.375% due 10/15/12                                      125            123
Dex Media East Finance Co.
   12.125% due 11/15/12                                      70             77
Dominion Resources, Inc.
   Series 06-B (N)
   6.300% due 09/30/66                                      390            393
   Series A
   5.687% due 05/15/08                                      235            235
   5.200% due 01/15/16                                      520            500
   Series B
   6.250% due 06/30/12                                       60             62
Dow Chemical Co. (The)
   6.000% due 10/01/12                                      150            154
DPL, Inc.
   6.875% due 09/01/11                                      361            378
Dresdner Funding Trust I (p)
   8.151% due 06/30/31                                      345            414
E*Trade Financial Corp.
   8.000% due 06/15/11                                      510            532
Echostar DBS Corp.
   6.375% due 10/01/11                                      195            193
   6.625% due 10/01/14                                       95             93
El Paso Corp.
   7.875% due 06/15/12                                      300            317
   8.050% due 10/15/30                                      500            550

                                                       Fixed Income III Fund  75

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL         MARKET
                                                   AMOUNT ($)        VALUE
                                                   OR SHARES           $
------------------------------------------------------------------------------
   Series *
   9.625% due 05/15/12                                      300            340
   6.700% due 02/15/27                                      240            240
El Paso Natural Gas Co.
   Series A
   7.625% due 08/01/10                                      260            270
Eli Lilly & Co.
   6.770% due 01/01/36                                      445            504
Embarq Corp.
   7.995% due 06/01/36                                       75             78
Energy Transfer Partners, LP
   5.950% due 02/01/15                                      375            376
Entergy Gulf States, Inc.
   3.600% due 06/01/08                                       80             78
   6.100% due 12/08/08                                      195            195
Enterprise Products Operating, LP
   4.950% due 06/01/10                                      275            270
   8.375% due 08/01/66                                      870            950
   Series B
   4.625% due 10/15/09                                      330            323
Erac USA Finance Co.
   7.350% due 06/15/08 (p)                                  320            327
   5.300% due 11/15/08                                      100             99
Farmers Exchange Capital (p)
   7.050% due 07/15/28                                    1,070          1,107
Farmers Insurance Exchange (p)
   6.000% due 08/01/14                                      225            221
FedEx Corp.
   5.500% due 08/15/09                                       45             45
   7.600% due 07/01/97                                      135            156
Financial Security Assurance Holdings, Ltd. (p)
   6.400% due 12/15/66                                      170            170
Financing Corp.
   Principal Only STRIP
   Series 10P
   Zero coupon due 11/30/17                                 840            480
   Series 15P
   Zero coupon due 03/07/19                                  90             48
   Series 2P
   Zero coupon due 11/30/17                                 105             60
   Series 6P
   Zero coupon due 08/03/18                                 530            292
First Union Institutional Capital II
   7.850% due 01/01/27                                      540            562
FirstEnergy Corp.
   Series B
   6.450% due 11/15/11                                    1,055          1,098
   Series C
   7.375% due 11/15/31                                      325            370
Ford Motor Co. (N)
   7.450% due 07/16/31                                      440            357
   4.250% due 12/15/36                                      160            182
   7.700% due 05/15/97                                      205            155

                                                   PRINCIPAL         MARKET
                                                   AMOUNT ($)        VALUE
                                                   OR SHARES           $
------------------------------------------------------------------------------
Ford Motor Credit Co.
   9.875% due 08/10/11                                    1,525          1,633
   7.250% due 10/25/11                                      195            190
   8.110% due 01/13/12 (E)                                  315            316
   8.000% due 12/15/16 (N)                                  230            226
   9.750% due 09/15/10                                      455            485
FPL Group Capital, Inc.
   5.625% due 09/01/11                                      305            308
Freescale Semiconductor, Inc. (N)(p)
   10.125% due 12/15/16                                     250            249
FTI Consulting, Inc. (p)
   7.750% due 10/01/16                                       80             83
General Electric Capital Corp.
   5.410% due 01/05/09 (E)                                  500            500
   5.430% due 01/20/10 (E)                                1,100          1,101
   5.500% due 04/28/11                                      400            403
   5.560% due 01/08/16                                      100            100
   Series MTN (E)
   5.390% due 10/26/09                                    1,400          1,400
   Series MTNA
   4.250% due 12/01/10 (N)                                   55             53
   5.875% due 02/15/12                                       60             61
   5.450% due 01/15/13 (N)                                  755            758
General Electric Co.
   5.000% due 02/01/13                                       45             44
General Motors Corp. (N)
   8.375% due 07/15/33                                      530            499
Genworth Financial, Inc.
   6.150% due 11/15/66                                      125            124
Georgia-Pacific Corp.
   9.500% due 12/01/11                                      225            247
   8.875% due 05/15/31                                      322            341
Glencore Nickel, Ltd. (O)
   9.000% due 12/01/14                                      235             --
GMAC LLC
   6.875% due 09/15/11                                    2,075          2,106
   6.000% due 12/15/11 (N)                                  100             99
   8.000% due 11/01/31                                      300            338
Goldman Sachs Group, Inc.
   5.456% due 06/23/09 (E)                                  900            901
   5.454% due 11/16/09 (E)                                  200            200
   6.875% due 01/15/11                                      935            986
   5.350% due 01/15/16                                      915            895
   5.625% due 01/15/17                                      245            242
   6.345% due 02/15/34                                      275            274

 76  Fixed Income III Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL         MARKET
                                                   AMOUNT ($)        VALUE
                                                   OR SHARES           $
------------------------------------------------------------------------------
   Series MTNB
   5.480% due 07/29/08 (E)                                  100            100
   5.464% due 11/10/08 (E)                                  400            401
   5.690% due 07/23/09                                      500            503
Great West Life & Annuity Insurance Co. (p)
   7.153% due 05/16/46                                      235            249
Greater Bay Bancorp
   Series B
   5.250% due 03/31/08                                      300            299
GSAMP Trust (E)
   Series 2006-HE8 Class A2A
   5.390% due 01/25/37                                      628            628
Halliburton Co.
   5.500% due 10/15/10                                      125            125
Harrah's Operating Co., Inc.
   5.500% due 07/01/10                                      200            197
   5.625% due 06/01/15                                      170            148
   6.500% due 06/01/16                                      500            455
HCA, Inc.
   9.125% due 11/15/14 (p)                                  175            186
   6.500% due 02/15/16 (N)                                  245            206
Health Care Property Investors, Inc.
   5.950% due 09/15/11                                      575            577
Healthsouth Corp. (p)
   10.750% due 06/15/16                                     375            412
Hertz Corp.
   8.875% due 01/01/14                                      285            303
Hess Corp.
   6.650% due 08/15/11                                      135            141
   7.300% due 08/15/31                                      195            216
Hewlett-Packard Co. (E)
   5.496% due 05/22/09                                      175            175
Historic TW, Inc. (N)
   8.050% due 01/15/16                                      420            478
HJ Heinz Co.
   6.428% due 12/01/08                                      100            102
HJ Heinz Finance Co.
   6.000% due 03/15/12                                       50             51
Home Depot, Inc.
   5.490% due 12/16/09 (E)                                   95             95
   5.875% due 12/16/36                                      530            516
Host Marriott, LP
   Series Q
   6.750% due 06/01/16                                      165            164
HRPT Properties Trust
   5.750% due 02/15/14                                      280            279
HSBC Finance Corp.
   5.490% due 09/15/08 (E)                                1,900          1,905
   5.506% due 12/05/08 (E)                                  100            100
   5.875% due 02/01/09                                      210            212
   5.420% due 10/21/09 (E)                                  300            300
   4.125% due 11/16/09                                      105            102
   8.000% due 07/15/10                                       45             49

                                                   PRINCIPAL         MARKET
                                                   AMOUNT ($)        VALUE
                                                   OR SHARES           $
------------------------------------------------------------------------------
   6.375% due 10/15/11                                      205            213
   6.375% due 11/27/12                                      410            429
   5.000% due 06/30/15                                      300            290
ICI Wilmington, Inc.
   4.375% due 12/01/08                                       65             64
Idearc, Inc. (p)
   8.000% due 11/15/16                                      530            539
Innophos Investments Holdings, Inc.
   13.380% due 02/15/15                                     209            219
International Business Machines Corp.
   7.125% due 12/01/96                                      425            480
International Lease Finance Corp.
   5.750% due 06/15/11 (N)                                  185            188
   5.625% due 09/20/13                                      190            190
International Steel Group, Inc.
   6.500% due 04/15/14                                      155            157
Interpublic Group of Cos., Inc.
   5.400% due 11/15/09                                      135            133
   6.250% due 11/15/14                                      135            127
iStar Financial, Inc.
   Series B
   5.125% due 04/01/11                                      350            343
ITT Corp.
   7.400% due 11/15/25                                      135            155
JC Penney Co., Inc.
   7.375% due 08/15/08                                      190            194
JC Penney Corp., Inc.
   8.125% due 04/01/27 (N)                                  250            257
   7.625% due 03/01/97                                       85             87
John Deere Capital Corp. (E)
   5.424% due 04/15/08                                      400            400
JP Morgan Chase Bank
   Series EMTn
   6.000% due 05/22/45                                    3,445          2,213
JP Morgan Chase Capital XVIII
   Series R
   6.950% due 08/17/36                                      325            348
JP Morgan Chase Capital XX
   Series T
   6.550% due 09/15/66                                      145            148
JPMorgan Chase & Co.
   6.000% due 02/15/09                                       35             35
   7.000% due 11/15/09                                      125            130
   6.750% due 02/01/11                                       70             73
   5.600% due 06/01/11                                      150            151

                                                       Fixed Income III Fund  77

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL         MARKET
                                                   AMOUNT ($)        VALUE
                                                   OR SHARES           $
------------------------------------------------------------------------------
JPMorgan Chase Bank NA
   Series BKNT
   5.875% due 06/13/16                                      430            439
KBC Bank Funding Trust II (f)
   6.880% due 06/30/49                                      600            822
KBC Bank Funding Trust III (f)(A)
   9.860% due 11/29/49                                      165            183
Kellogg Co.
   Series B
   6.600% due 04/01/11                                      870            907
Kerr-McGee Corp.
   6.950% due 07/01/24                                      250            263
Kinder Morgan Finance Co. ULC
   Series WI
   5.350% due 01/05/11                                      155            152
   5.700% due 01/05/16                                      190            177
Kraft Foods, Inc.
   4.125% due 11/12/09                                      175            169
   5.625% due 11/01/11                                    1,070          1,078
   6.500% due 11/01/31                                       55             58
Kroger Co. (The)
   7.250% due 06/01/09                                      175            181
   8.000% due 09/15/29                                       55             62
LaBranche & Co., Inc.
   9.500% due 05/15/09                                      480            504
Lehman Brothers Holdings, Inc.
   5.450% due 04/03/09 (E)                                  800            801
   5.475% due 08/21/09 (E)(N)                               400            400
   5.594% due 07/18/11 (E)(N)                               300            301
   5.250% due 02/06/12                                      200            199
   5.500% due 04/04/16                                      220            218
   Series MTn (E)
   5.475% due 11/16/09                                      300            300
   Series MTNG (E)
   5.624% due 11/10/09                                      300            301
Level 3 Communications, Inc.
   11.500% due 03/01/10                                     240            259
Level 3 Financing, Inc.
   12.250% due 03/15/13                                     200            228
Lodgenet Entertainment Corp.
   9.500% due 06/15/13                                      230            247
Lubrizol Corp.
   4.625% due 10/01/09                                      230            225
M&I Marshall & Ilsley Bank
   Series BKNT
   3.800% due 02/08/08                                      245            241
Mandalay Resort Group
   6.500% due 07/31/09                                      160            161
Manufacturers & Traders Trust Co.
   5.585% due 12/28/20                                      129            127
Marsh & McLennan Cos., Inc. (N)
   5.150% due 09/15/10                                      310            306
May Department Stores Co. (The) (N)
   6.700% due 07/15/34                                      195            191

                                                   PRINCIPAL         MARKET
                                                   AMOUNT ($)        VALUE
                                                   OR SHARES           $
------------------------------------------------------------------------------
MBNA Corp. (E)
   Series MTNF
   5.798% due 05/05/08                                      255            256
Medco Health Solutions, Inc.
   7.250% due 08/15/13                                      465            494
Merrill Lynch & Co., Inc.
   5.577% due 07/25/11 (E)                                  500            501
   6.050% due 05/16/16                                      205            210
   6.220% due 09/15/26                                      155            157
   6.110% due 01/29/37                                      220            217
   Series MTn (E)
   5.464% due 08/14/09                                      400            400
   Series MTNC
   5.430% due 06/16/08 (E)                                1,100          1,102
   4.250% due 02/08/10                                    1,110          1,076
Metlife, Inc.
   5.000% due 06/15/15                                      160            154
   6.400% due 12/15/36                                      680            681
Midamerican Energy Holdings Co.
   Series WI
   6.125% due 04/01/36                                      325            327
Midamerican Funding LLC
   6.750% due 03/01/11                                      250            261
Miller Brewing Co. (p)
   4.250% due 08/15/08                                      175            172
   5.500% due 08/15/13                                      285            281
Mohawk Industries, Inc. (N)
   Series D
   7.200% due 04/15/12                                      110            114
Monumental Global Funding II (p)
   4.625% due 03/15/10                                      135            132
Morgan Stanley
   5.390% due 11/21/08 (E)                                  300            300
   5.375% due 10/15/15                                      250            246
   Series GMTN
   5.485% due 02/09/09                                    1,400          1,402
   Series MTN (E)
   5.450% due 01/15/10                                      300            300
Natexis Ambs Co. LLC (f)(p)
   8.440% due 12/29/49                                      185            192
National Rural Utilities Cooperative Finance
   Corp.
   5.750% due 08/28/09                                       85             86
Nationwide Financial Services
   6.250% due 11/15/11                                      265            272
Nationwide Mutual Insurance Co. (p)
   7.875% due 04/01/33                                      310            366

 78  Fixed Income III Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL         MARKET
                                                   AMOUNT ($)        VALUE
                                                   OR SHARES           $
------------------------------------------------------------------------------
Neiman-Marcus Group, Inc. (N)
   Series WI
   10.375% due 10/15/15                                     260            291
Nelnet, Inc.
   7.400% due 09/29/36                                      225            231
Nevada Power Co.
   Series L
   5.875% due 01/15/15                                      175            174
News America Holdings, Inc.
   9.250% due 02/01/13                                       25             29
   7.750% due 12/01/45                                      130            148
   7.900% due 12/01/95                                      120            135
   8.250% due 10/17/96                                       45             53
Nextel Communications, Inc.
   Series E
   6.875% due 10/31/13                                      330            335
Nisource Finance Corp.
   5.940% due 11/23/09 (E)                                  120            120
   7.875% due 11/15/10                                      345            372
Norfolk Southern Corp.
   7.050% due 05/01/37                                      115            130
   7.900% due 05/15/97                                      800            972
   6.000% due 03/15/05                                      315            293
North Front Pass-Through Trust (p)
   5.810% due 12/15/24                                      500            489
Occidental Petroleum Corp. (N)
   9.250% due 08/01/19                                      135            176
Ohio Power Co.
   Series F (N)
   5.500% due 02/15/13                                       25             25
   Series K
   6.000% due 06/01/16                                      170            174
ONEOK Partners, LP
   6.650% due 10/01/36                                      175            180
Oneok, Inc.
   5.510% due 02/16/08                                      305            305
Oracle Corp. and Ozark Holding, Inc. (E)
   Series WI
   5.603% due 01/13/09                                      500            501
Pacific Gas & Electric Co.
   4.200% due 03/01/11                                      275            263
   6.050% due 03/01/34                                      115            115
PartnerRe Finance II
   6.440% due 12/01/66                                       75             75
Peabody Energy Corp. (N)
   7.875% due 11/01/26                                      200            210
Pemex Project Funding Master Trust
   Series WI
   6.625% due 06/15/35                                      340            338
Pepco Holdings, Inc.
   5.994% due 06/01/10                                      295            295
Phoenix Life Insurance Co. (p)
   7.150% due 12/15/34                                      275            289

                                                   PRINCIPAL         MARKET
                                                   AMOUNT ($)        VALUE
                                                   OR SHARES           $
------------------------------------------------------------------------------
Pilgrim's Pride Corp.
   9.625% due 09/15/11                                       55             57
   7.625% due 05/01/15                                      135            134
Plains All American Pipeline, LP/PAA Finance
   Corp.
   Series WI
   6.700% due 05/15/36                                      175            179
Platinum Underwriters Finance, Inc.
   Series B
   7.500% due 06/01/17                                      170            178
Popular North America Capital Trust I
   6.564% due 09/15/34                                      210            207
Popular North America, Inc.
   5.760% due 04/06/09                                      295            296
   Series MTNE
   3.875% due 10/01/08                                      500            487
Progress Energy, Inc.
   7.100% due 03/01/11                                       92             98
   5.625% due 01/15/16                                       90             90
   7.000% due 10/30/31                                      195            216
PSEG Energy Holdings LLC
   8.625% due 02/15/08                                       43             44
Qwest Corp.
   7.875% due 09/01/11                                      475            505
   7.625% due 06/15/15                                      300            321
Rabobank Capital Funding II (f)(p)
   5.260% due 12/31/49                                      315            307
RBS Capital Trust I (f)
   4.709% due 12/29/49                                       30             28
RBS Capital Trust III (f)
   5.512% due 09/29/49                                      500            491
RBS Global, Inc. and Rexnord Corp.
   9.500% due 08/01/14                                      270            278
Reckson Operating Partnership, LP
   7.750% due 03/15/09                                       75             78
   5.150% due 01/15/11                                      135            132
Reinsurance Group of America, Inc.
   6.750% due 12/15/65                                      100            100
Rental Services Corp. (p)
   9.500% due 12/01/14                                      270            282
Residential Capital LLC
   5.850% due 06/09/08 (E)                                  335            334
   6.125% due 11/21/08                                      320            321

                                                       Fixed Income III Fund  79

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL         MARKET
                                                   AMOUNT ($)        VALUE
                                                   OR SHARES           $
------------------------------------------------------------------------------
   7.190% due 04/17/09                                      455            457
   6.375% due 06/30/10                                    1,057          1,066
   6.000% due 02/22/11                                      455            453
   5.125% due 05/17/12                                      210            273
   6.500% due 04/17/13                                      450            454
   Series WI
   6.875% due 06/30/15                                      755            775
RH Donnelley, Inc.
   10.875% due 12/15/12                                     555            604
Safeco Capital Trust I
   8.072% due 07/15/37                                      275            287
Safeway, Inc.
   5.800% due 08/15/12                                       65             65
   7.250% due 02/01/31 (N)                                   15             16
Sara Lee Corp.
   6.125% due 11/01/32                                      210            190
SB Treasury Co. LLC (f)(p)
   9.400% due 12/29/49                                      650            681
SBC Communications, Inc. (N)
   6.150% due 09/15/34                                      305            300
Sempra Energy (E)
   5.845% due 05/21/08                                      290            290
Simon Property Group, LP
   5.600% due 09/01/11                                      300            302
SLM Corp.
   4.000% due 01/15/10                                      175            169
   Series MTNA
   5.517% due 07/27/09                                    2,000          2,003
Southern California Edison Co.
   7.625% due 01/15/10                                       90             95
Sovereign Capital Trust VI
   7.908% due 06/13/36                                      270            301
Sprint Capital Corp.
   7.625% due 01/30/11                                    1,050          1,121
   6.875% due 11/15/28                                      180            179
   8.750% due 03/15/32                                      320            380
Sprint Nextel Corp.
   6.000% due 12/01/16                                      350            340
Stingray Pass-Through Trust (p)
   5.902% due 01/12/15                                      700            679
Suncom Wireless, Inc.
   8.500% due 06/01/13                                      465            474
Sungard Data Systems, Inc. (N)
   10.250% due 08/15/15                                     356            383
Swiss Re Capital I, LP (f)(p)
   6.854% due 05/29/49                                      400            419
Symetra Financial Corp. (p)
   6.125% due 04/01/16                                      300            302
TCI Communications, Inc.
   7.875% due 02/15/26                                       80             92
TECO Energy, Inc.
   7.200% due 05/01/11                                      235            246
Texas Eastern Transmission, LP
   7.000% due 07/15/32                                       95            105

                                                   PRINCIPAL         MARKET
                                                   AMOUNT ($)        VALUE
                                                   OR SHARES           $
------------------------------------------------------------------------------
Time Warner Entertainment Co., LP
   Series *
   8.375% due 03/15/23                                      160            188
Time Warner, Inc.
   5.606% due 11/13/09 (E)                                  390            390
   5.500% due 11/15/11                                      295            294
   5.875% due 11/15/16                                      150            150
   7.700% due 05/01/32                                      125            141
   6.500% due 11/15/36                                      125            124
Travelport, Ltd. (N)(A)
   11.875% due 09/01/16                                     645            695
Trump Entertainment Resorts, Inc. (N)
   8.500% due 06/01/15                                      465            460
Twin Reefs Pass-Through Trust (E)(f)(p)
   6.320% due 12/10/49                                      300            301
TXU Electric Delivery Co.
   7.000% due 09/01/22                                      390            417
TXU Energy Co. LLC
   7.000% due 03/15/13                                      120            126
Unicredito Italiano NY (E)
   Series YCD
   5.358% due 05/06/08                                    1,100          1,100
   5.370% due 05/29/08                                      500            499
Union Pacific Corp.
   6.625% due 02/01/08                                       90             91
   3.625% due 06/01/10                                      120            113
   6.125% due 01/15/12                                      195            200
Union Planters Corp.
   7.750% due 03/01/11                                      125            136
UnitedHealth Group, Inc.
   5.250% due 03/15/11                                      185            184
US Oncology, Inc.
   9.000% due 08/15/12                                      180            191
USB Capital IX
   6.189% due 04/15/49                                      410            418
Valero Logistics Operations, LP
   6.050% due 03/15/13                                      410            413
VeraSun Energy Corp.
   9.875% due 12/15/12                                      225            235
Verizon Global Funding Corp.
   7.250% due 12/01/10                                      300            319
   5.850% due 09/15/35                                      425            402
Verizon, Inc.
   6.500% due 09/15/11                                       40             41

 80  Fixed Income III Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL         MARKET
                                                   AMOUNT ($)        VALUE
                                                   OR SHARES           $
------------------------------------------------------------------------------
Viacom, Inc.
   5.741% due 06/16/09 (E)                                  240            241
   5.750% due 04/30/11 (N)                                  345            345
   6.875% due 04/30/36                                      175            174
Visteon Corp. (N)
   8.250% due 08/01/10                                      180            180
Wachovia Bank NA (E)
   Series BKNT
   5.356% due 06/27/08                                      400            400
   Series DPNT
   5.406% due 03/23/09                                      700            700
Wachovia Capital Trust III
   5.800% due 03/15/42                                    1,385          1,395
Wachovia Corp.
   5.410% due 12/01/09 (E)                                  400            400
   5.625% due 10/15/16 (N)                                  100            100
Wal-Mart Stores, Inc. (E)
   5.265% due 06/16/08                                    1,000            999
Washington Mutual Preferred
   Funding II (f)(p)
   6.665% due 12/31/49                                      300            304
Washington Mutual, Inc.
   8.250% due 04/01/10                                      250            269
WellPoint, Inc.
   4.250% due 12/15/09                                      226            219
   5.850% due 01/15/36                                      235            228
Wells Fargo & Co. (N)
   4.950% due 10/16/13                                      155            150
Wells Fargo Bank NA
   5.750% due 05/16/16                                      190            193
Wells Fargo Mortgage Backed Securities Trust
   Series 2006-AR6 Class 7A1
   5.110% due 03/25/36                                    1,024          1,002
West Corp. (p)
   9.500% due 10/15/14                                      375            380
Westpac Banking Corp. (E)
   Series DPNT
   5.280% due 06/06/08                                      300            300
Weyerhaeuser Co. (N)
   7.375% due 03/15/32                                      250            266
Willis North America, Inc.
   5.125% due 07/15/10                                      230            223
   5.625% due 07/15/15                                      145            139
Wimar Opco LLC (A)
   9.625% due 12/15/14                                      345            343
Windstream Corp.
   Series WI
   8.125% due 08/01/13                                      200            215
   8.625% due 08/01/16                                      125            136
Wyeth
   6.950% due 03/15/11                                      925            978
   5.500% due 02/01/14                                      290            289

                                                   PRINCIPAL         MARKET
                                                   AMOUNT ($)        VALUE
                                                   OR SHARES           $
------------------------------------------------------------------------------
Xcel Energy, Inc.
   6.500% due 07/01/36                                      130            136
Xlliac Global Funding
   4.800% due 08/10/10                                      240            235
Yum! Brands, Inc.
   8.875% due 04/15/11                                      110            123
Zurich Capital Trust I (p)
   8.376% due 06/01/37                                      420            440
                                                                  ------------
                                                                       154,990
                                                                  ------------

International Debt - 5.2%
Abbey National PLC (f)
   6.700% due 06/29/49                                      275            279
Abu Dhabi National Energy Co. (p)
   5.875% due 10/27/16                                      290            290
   6.500% due 10/27/36                                      850            863
America Movil SA de CV
   5.500% due 03/01/14                                      200            195
Amvescap PLC
   4.500% due 12/15/09                                      395            384
ANZ National International, Ltd. (E)(p)
   5.415% due 08/07/09                                    1,300          1,299
Arlington Street CDO, Ltd. (p)
   Series 2000-1A Class A2
   7.660% due 06/10/12                                      840            837
Aspen Insurance Holdings, Ltd.
   6.000% due 08/15/14                                       75             74
AXA SA
   8.600% due 12/15/30                                       85            109
   6.379% due 12/14/49 (f)(p)                               125            122
   6.463% due 12/31/49 (f)(p)                               125            120
Banco Mercantil del Norte SA (A)
   6.862% due 10/13/21                                      420            424
Barclays Bank PLC (f)(p)
   7.375% due 06/29/49                                      320            344
BNP Paribas (f)(N)(p)
   5.186% due 06/29/49                                      600            573
Bowater Canada Finance Corp. (N)
   7.950% due 11/15/11                                      365            366
Brascan Corp. (N)
   7.125% due 06/15/12                                      225            240
British Telecommunications PLC
   8.625% due 12/15/10                                       65             72
   9.125% due 12/15/30                                      490            671
C10 Capital SPV, Ltd. (f)(p)
   6.722% due 12/01/49                                      300            298

                                                       Fixed Income III Fund  81

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL         MARKET
                                                   AMOUNT ($)        VALUE
                                                   OR SHARES           $
------------------------------------------------------------------------------
Canadian Natural Resources, Ltd.
   5.850% due 02/01/35                                       25             23
   6.500% due 02/15/37                                      200            200
Canadian Oil Sands, Ltd. (p)
   4.800% due 08/10/09                                      150            147
Catalyst Paper Corp.
   Series D
   8.625% due 06/15/11                                    1,080          1,110
China Development Bank
   5.000% due 10/15/15                                      100             97
CIT Group Funding Co. of Canada (N)
   5.600% due 11/02/11                                      185            186
Conoco Funding Co.
   6.350% due 10/15/11                                      765            797
Cosan Finance, Ltd. (A)
   7.000% due 02/01/17                                      490            480
Deutsche Telekom International Finance BV
   5.375% due 03/23/11                                      125            124
   8.250% due 06/15/30                                      325            397
DNB Nor Bank ASA (E)(p)
   5.430% due 10/13/09                                    2,400          2,399
Egypt Government AID Bonds
   4.450% due 09/15/15                                      695            662
Endurance Specialty Holdings, Ltd.
   6.150% due 10/15/15                                      175            173
Export-Import Bank of China (p)
   4.875% due 07/21/15                                      495            474
Export-Import Bank of Korea
   4.125% due 02/10/09 (p)                                  160            156
   5.125% due 02/14/11                                      225            223
Falconbridge, Ltd.
   7.250% due 07/15/12                                       75             81
   6.000% due 10/15/15                                      420            428
FBG Finance, Ltd. (p)
   5.125% due 06/15/15                                      190            179
Federative Republic of Brazil
   6.000% due 01/17/17                                      975            953
France Telecom SA
   8.500% due 03/01/31                                      185            242
Galaxy Entertainment Finance Co., Ltd.
   9.875% due 12/15/12                                      340            368
Gaz Capital for Gazprom (p)
   6.212% due 11/22/16                                      300            296
HBOS PLC (f)(N)(p)
   5.920% due 09/29/49                                      300            293
HBOS Treasury Services PLC (E)(p)
   Series Mtn
   5.420% due 07/17/09                                      600            600
HSBC Holdings PLC
   6.500% due 05/02/36                                      315            336
Inco, Ltd.
   5.700% due 10/15/15                                      375            369

                                                   PRINCIPAL         MARKET
                                                   AMOUNT ($)        VALUE
                                                   OR SHARES           $
------------------------------------------------------------------------------
Intelsat Bermuda, Ltd. (p)
   11.250% due 06/15/16                                     420            475
Intelsat Subsidiary Holding Co., Ltd. (E)
   10.252% due 01/15/12                                     335            338
ISA Capital do Brasil SA (A)
   7.875% due 01/30/12                                      104            104
Ispat Inland ULC
   9.750% due 04/01/14                                      934          1,042
Korea Electric Power Corp. (p)
   5.125% due 04/23/34                                       85             83
LG Electronics, Inc. (p)
   5.000% due 06/17/10                                      130            127
Majapahit Holding BV (p)
   7.250% due 10/17/11                                      135            138
Mantis Reef, Ltd. (p)
   4.692% due 11/14/08                                      200            197
Mizuho Financial Group Cayman, Ltd. (p)
   5.790% due 04/15/14                                      280            280
Montpelier Re Holdings, Ltd.
   6.125% due 08/15/13                                      240            233
MUFG Capital Finance 1, Ltd. (f)
   6.346% due 07/25/49                                      180            182
National Australia Bank, Ltd. (E)(p)
   5.393% due 09/11/09                                      400            400
Nationwide Building Society (p)
   4.250% due 02/01/10                                      255            246
Nippon Life Insurance (p)
   4.875% due 08/09/10                                      295            288
Norske Skogindustrier ASA (p)
   7.125% due 10/15/33                                      555            522
Peru Enhanced Pass-Through Finance, Ltd. (p)
   Zero Coupon due 05/31/25                                 785            285
Petroleum Export, Ltd. (p)
   5.265% due 06/15/11                                       89             86
Province of Quebec Canada (N)
   Series PJ
   6.125% due 01/22/11                                      960            991
Ras Laffan Liquefied Natural Gas Co., Ltd. II
   (p)
   5.298% due 09/30/20                                      615            582
Ras Laffan Liquefied Natural Gas Co., Ltd. III
   5.838% due 09/30/27 (p)                                  660            624
   5.832% due 09/30/16                                      380            378

 82  Fixed Income III Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL         MARKET
                                                   AMOUNT ($)        VALUE
                                                   OR SHARES           $
------------------------------------------------------------------------------
Resona Bank, Ltd. (f)(p)
   5.850% due 09/29/49                                      930            904
Resona Preferred Global Securities Cayman, Ltd.
   (f)(p)
   7.191% due 12/29/49                                      900            941
Rogers Wireless, Inc.
   6.375% due 03/01/14                                      250            250
Royal Bank of Scotland Group PLC (f)
   Series 1
   9.118% due 03/31/49                                    1,350          1,487
Royal Bank of Scotland PLC (E)
   5.760% due 07/06/12                                    1,300          1,301
Russia Government International Bond (p)
   5.000% due 03/31/30                                      765            849
Salomon Brothers AG for OAO Siberian Oil Co.
   Series REGS
   10.750% due 01/15/09                                     425            462
Santander Financial Issuances
   6.375% due 02/15/11                                      180            186
Sanwa Finance Aruba AEC
   8.350% due 07/15/09                                      355            377
Sappi Papier Holding AG (p)
   6.750% due 06/15/12                                      375            375
   7.500% due 06/15/32                                      310            294
Seagate Technology HDD Holdings
   6.800% due 10/01/16                                      395            394
Secunda International, Ltd. (E)
   13.360% due 09/01/12                                     220            229
Shimao Property Holdings, Ltd. (p)
   8.000% due 12/01/16                                      285            281
Shinsei Finance II (f)(p)
   7.160% due 07/25/49                                      175            176
Siemens Financieringsmaatschappij NV (p)
   5.424% due 08/14/09 (E)                                  500            500
   6.125% due 08/17/26                                      285            290
SMFG Preferred Capital USD 1, Ltd. (f)(p)
   6.078% due 01/29/49                                      200            197
Stora Enso OYJ
   7.250% due 04/15/36                                      245            255
Sumitomo Mitsui Banking Corp.
   5.625% due 07/29/49                                      160            156
Systems 2001 AT LLC (p)
   7.156% due 12/15/11                                      133            137
   6.664% due 09/15/13                                      124            129
Telecom Italia Capital SA
   4.000% due 01/15/10                                      610            584
   4.875% due 10/01/10                                      325            316
   5.970% due 07/18/11 (E)                                1,060          1,061
   5.250% due 10/01/15                                      435            404
   7.200% due 07/18/36                                      400            409

                                                   PRINCIPAL         MARKET
                                                   AMOUNT ($)        VALUE
                                                   OR SHARES           $
------------------------------------------------------------------------------
Telefonica Emisiones SAU
   5.665% due 06/19/09 (E)                                  770            771
   5.984% due 06/20/11 (N)                                  175            178
   6.421% due 06/20/16                                      120            124
   7.045% due 06/20/36                                      105            113
Telefonica Europe BV
   7.750% due 09/15/10                                      665            713
   8.250% due 09/15/30                                      215            259
Telefonos de Mexico SA de CV
   4.500% due 11/19/08                                      490            481
TELUS Corp.
   8.000% due 06/01/11                                      640            696
Transocean, Inc. (E)
   5.591% due 09/05/08                                      400            400
Tyco International Group SA
   6.750% due 02/15/11                                      855            903
UFJ Finance Aruba AEC
   6.750% due 07/15/13                                      120            127
Unicredit Luxembourg Finance SA (E)(p)
   5.410% due 10/24/08                                      375            375
Vale Overseas, Ltd.
   6.250% due 01/11/16                                      200            201
   6.250% due 01/23/17 (N)                                  640            641
   6.875% due 11/21/36                                      370            377
Vedanta Resources PLC (p)
   6.625% due 02/22/10                                      410            404
Vitro SA de CV (A)
   8.625% due 02/01/12                                      135            136
   9.125% due 02/01/17                                      270            273
Vodafone Group PLC
   5.750% due 03/15/16                                      165            164
VTB Capital SA (E)(p)
   5.970% due 08/01/08                                      565            566
Westfield Capital Corp., Ltd./WT Finance Aust
   Pty Ltd/WEA Finance LLC (p)
   5.125% due 11/15/14                                      225            217
Westfield Group (p)
   5.400% due 10/01/12                                      276            275
Xstrata Finance Canada, Ltd. (p)
   5.500% due 11/16/11                                      115            115
   5.800% due 11/15/16                                      115            114
Xstrata Finance Dubai, Ltd. (E)(p)
   5.725% due 11/13/09                                      260            260
                                                                  ------------
                                                                        48,781
                                                                  ------------

                                                       Fixed Income III Fund  83

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL         MARKET
                                                   AMOUNT ($)        VALUE
                                                   OR SHARES           $
------------------------------------------------------------------------------
Loan Agreements - 1.0%
Avis Budget Holdings, Term Loan
   6.610% due 04/19/12                                      153            153
AWAS, Second Lien Term Loan
   11.375% due 03/21/13                                     181            183
Delphi Corp.
   8.125% due 12/31/07                                      100            100
Ford Motor Co.
   8.360% due 12/15/13                                    1,100          1,115
General Motors Corp.
   7.745% due 11/01/13                                      300            304
   7.745% due 11/29/13                                      301            305
Georgia-Pacific Corp.,
   First Lien Term Loan
   7.113% due 12/20/12                                      297            300
Georgia-Pacific Corp., Term Loan B
   7.113% due 12/20/12                                      511            516
HCA, Inc. Term Loan B
   8.114% due 12/30/13                                      600            605
Healthsouth Corp., Term Loan B
   8.610% due 03/10/13                                      597            603
Idearc, Inc., Term Loan B
   7.330% due 11/17/14                                      300            302
Lyondell Chemical Co., Term Loan
   7.121% due 08/16/13                                      299            302
Starbound Reinsurance, Ltd.,
   Term B II Loan
   7.400% due 03/31/08                                    3,500          3,500
Talecris Biotherapeutics, Inc., Second Lien Term
   Loan
   13.500% due 12/06/14                                     300            305
United Airlines, Inc., Term Loan
   11.000% due 02/01/12                                      50             50
United Airlines, Inc.,
   Term Loan B
   9.120% due 02/01/12                                      348            351
Visteon Corp.
   8.380% due 06/13/13                                      300            301
Windstream Corp., Term Loan B
   7.110% due 07/17/13                                      326            329
                                                                  ------------
                                                                         9,624
                                                                  ------------

Mortgage-Backed Securities - 40.8%
Adjustable Rate Mortgage Trust
   Series 2005-3 Class 8A2
   5.560% due 07/25/35                                      491            492
American Home Mortgage Assets (E)
   Series 2006-2 Class 2A2
   5.550% due 09/25/46                                      745            747
   Series 2006-4 Class 1A11
   5.540% due 08/30/36                                      962            964
   Series 2007-1 Class A1
   5.630% due 02/25/47                                    2,000          2,000

                                                   PRINCIPAL         MARKET
                                                   AMOUNT ($)        VALUE
                                                   OR SHARES           $
------------------------------------------------------------------------------
American Home Mortgage Investment Trust (E)
   Series 2004-1 Class 1A
   5.670% due 04/25/44                                      135            136
   Series 2004-4 Class 4A
   4.390% due 02/25/45                                      267            263
Banc of America Commercial Mortgage, Inc.
   Series 2004-3 Class A3
   4.875% due 06/10/39                                      710            700
   Series 2004-4 Class A3
   4.128% due 07/10/42                                      455            441
   Series 2005-2 Class A4
   4.783% due 07/10/43                                      730            710
   Series 2005-3 Class A2
   4.501% due 07/10/43                                      360            350
   Series 2005-5 Class A4
   5.115% due 10/10/45                                    1,500          1,459
   Series 2006-3 Class A4
   5.889% due 07/10/44                                      920            943
   Series 2006-4 Class A4
   5.634% due 07/10/46                                    1,285          1,295
Banc of America Funding Corp.
   Series 2005-D Class A1 (E)
   4.114% due 05/25/35                                      315            307
   Series 2005-F Class 1A2 (E)
   5.670% due 09/20/35                                      178            179
   Series 2005-F Class 2A1
   5.225% due 09/20/35                                      565            567
   Series 2006-3 Class 5A8
   5.500% due 03/25/36                                      930            917
   Series 2006-A Class 3A2
   5.917% due 02/20/36                                      389            390
   Series 2006-A Class 4A1
   5.567% due 02/20/36                                      909            904
Banc of America Mortgage
   Securities, Inc.
   Series 2003-9 Class 1A12 (E)
   5.770% due 12/25/33                                    1,202          1,206
   Series 2003-D Class 1A2 (E)
   6.114% due 05/25/33                                        3              3
   Series 2004-1 Class 5A1
   6.500% due 09/25/33                                       19             19
   Series 2004-11 Class 2A1
   5.750% due 01/25/35                                      773            761
   Series 2004-D Class 1A1 (E)
   3.518% due 05/25/34                                      423            421
   Series 2005-9 Class 2A1
   4.750% due 10/25/20                                      396            387

 84  Fixed Income III Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL         MARKET
                                                   AMOUNT ($)        VALUE
                                                   OR SHARES           $
------------------------------------------------------------------------------
   Series 2005-L Class 3A1
   5.453% due 01/25/36                                      447            443
   Series 2006-2 Class A15
   6.000% due 07/25/36                                      775            781
Bank of America Alternative Loan Trust
   Series 2003-10 Class 2A1
   6.000% due 12/25/33                                      201            201
   Series 2003-10 Class 2A2 (E)
   5.820% due 12/25/33                                      449            451
   Series 2003-2 Class CB2
   5.820% due 04/25/33                                      193            194
   Series 2004-10 Class 1CB1
   6.000% due 11/25/34                                      122            122
   Series 2004-11 Class 1CB1
   6.000% due 12/25/34                                      143            144
   Series 2004-2 Class 1A1
   6.000% due 03/25/34                                      116            116
   Series 2005-3 Class 2A1
   5.500% due 04/25/20                                      192            191
   Series 2005-5 Class 2CB1
   6.000% due 06/25/35                                      262            262
   Series 2005-6 Class 7A1
   5.500% due 07/25/20                                      214            212
   Series 2005-9 Class 5A1
   5.500% due 10/25/20                                      367            364
   Series 2006-5 Class CB17
   6.000% due 06/25/36                                      579            582
Bayview Financial Acquisition Trust (E)
   Series 2006-C Class 2A1
   5.430% due 11/28/36                                      564            564
Bear Stearns Adjustable Rate Mortgage Trust (E)
   Series 2005-10 Class A1
   4.750% due 10/25/35                                    1,339          1,323
Bear Stearns Alt-A Trust
   Series 2005-4 Class 23A1
   5.390% due 05/25/35                                      478            478
   Series 2006-3 Class 33A1
   6.185% due 05/25/36                                      521            526
   Series 2006-3 Class 34A1
   6.185% due 05/25/36                                      216            218
   Series 2006-4 Class 23A5
   6.239% due 08/25/36                                      429            434
Bear Stearns Asset Backed Securities, Inc.
   Series 2005-AC8 Class A5
   5.500% due 11/25/35                                      359            358
Bear Stearns Commercial Mortgage Securities
   Series 2004-ESA Class E (p)
   5.064% due 05/14/16                                      265            263

                                                   PRINCIPAL         MARKET
                                                   AMOUNT ($)        VALUE
                                                   OR SHARES           $
------------------------------------------------------------------------------
   Series 2005-PW1 Class A4
   5.405% due 12/11/40                                    1,500          1,489
Bear Stearns Mortgage Funding Trust
   5.470% due 02/25/37                                      900            900
   Series 2006-AR1 Class 1A2 (E)
   5.570% due 07/25/36                                      616            615
   Series 2006-AR2 Class 1A1 (E)
   5.520% due 09/25/36                                    1,560          1,559
   Series 2006-AR2 Class 2A1 (E)
   5.550% due 10/25/36                                      984            984
   Series 2006-AR3 Class 1A1 (E)
   5.500% due 03/25/36                                      670            669
   Series 2006-AR4 Class A1 (E)
   5.530% due 04/25/36                                      850            850
   Series 2006-AR5 Class 1A1 (E)
   5.480% due 12/25/36                                      675            675
Chase Mortgage Finance Corp.
   Series 2003-S8 Class A1
   4.500% due 09/25/18                                      438            418
   Series 2003-S8 Class A2
   5.000% due 09/25/18                                      634            623
   Series 2006-S4 Class A3
   6.000% due 12/25/36                                      685            689
   Series 2006-S4 Class A4
   6.000% due 12/25/36                                      360            361
Citigroup Mortgage Loan Trust, Inc.
   Series 2005-11 Class A2A
   4.700% due 12/25/35                                       89             87
   Series 2006-WF1 Class A2F
   5.657% due 03/01/36                                      610            600
   Series 2007-AR1 Class A1 (E)
   5.430% due 01/25/37                                      575            575
Citigroup/Deutsche Bank Commercial Mortgage
   Trust
   Series 2005-CD1 Class A4
   5.226% due 07/15/44                                    1,500          1,481
   Series 2006-CD3 Class A5
   5.617% due 10/15/48                                      455            457
Citimortgage Alternative Loan Trust
   Series 2006-A3 Class 1A5
   6.000% due 07/25/36                                      405            406
Commercial Mortgage Pass Through Certificates
   Series 2001-J1A Class A2 (p)
   6.457% due 02/16/34                                      218            225
   Series 2006-C7 Class A2
   5.690% due 06/10/46                                      235            237

                                                       Fixed Income III Fund  85

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL         MARKET
                                                   AMOUNT ($)        VALUE
                                                   OR SHARES           $
------------------------------------------------------------------------------
Countrywide Alternative Loan Trust
   Series 2004-28C Class 6A1
   6.000% due 01/25/35                                      248            248
   Series 2004-J7 Class 1A2
   4.673% due 08/25/34                                       97             96
   Series 2004-J8 Class 1A1
   7.000% due 09/25/34                                      223            227
   Series 2005-51 Class 2A1 (E)
   5.620% due 11/20/35                                      702            704
   Series 2005-51 Class 2A2A (E)
   5.640% due 11/20/35                                      313            313
   Series 2005-51 Class 4A1 (E)
   5.640% due 11/20/35                                      777            780
   Series 2005-56 Class 2A2 (E)
   6.798% due 11/25/35                                      595            596
   Series 2005-58 Class A2 (E)
   5.710% due 12/20/35                                      497            499
   Series 2005-59 Class 1A2B (E)
   5.580% due 11/20/35                                      325            325
   Series 2005-63 Class 3A1
   5.896% due 11/25/35                                      425            424
   Series 2005-76 Class 2A2 (E)
   6.458% due 02/25/36                                      714            721
   Series 2005-81 Class X1
   Interest Only STRIP
   1.736% due 02/25/37                                    2,311            125
   Series 2005-J13 Class 2A3
   5.500% due 11/25/35                                      304            302
   Series 2005-J8 Class 1A3
   5.500% due 07/25/35                                      550            547
   Series 2006-2CB Class A3
   5.500% due 03/25/36                                      319            319
   Series 2006-43C Class 1A7
   6.000% due 02/25/37                                      964            960
   Series 2006-9T1 Class A7
   6.000% due 05/25/36                                      311            313
   Series 2006-J2 Class A3
   6.000% due 04/25/36                                      463            464
   Series 2006-OA1 Class 1XP
   Interest Only STRIP
   1.368% due 10/25/36                                    6,499            337
   Series 2006-OA1 Class 2X
   Interest Only STRIP
   1.790% due 03/20/46                                    3,305            154
   Series 2006-OA1 Class 4A1 (E)
   5.540% due 08/25/46                                    1,246          1,247
   Series 2006-OA1 Class A1 (E)
   5.500% due 02/20/47                                    1,284          1,282
   Series 2006-OA1 Class A1A (E)
   5.370% due 09/25/46                                      582            582
   Series 2006-OA2 Class A2A
   5.470% due 05/20/46                                      427            427

                                                   PRINCIPAL         MARKET
                                                   AMOUNT ($)        VALUE
                                                   OR SHARES           $
------------------------------------------------------------------------------
   Series 2006-OA2 Class CP (p)
   Interest Only STRIP
   2.079% due 09/25/35                                    8,400            456
   Series 2006-OA2 Class X
   Interest Only STRIP
   Zero coupon due 03/20/47                               6,333            357
   Series 2006-OA6 Class 1A3
   5.590% due 04/25/36                                      497            499
Countrywide Home Loan Mortgage Pass Through
   Trust
   Series 2004-16 Class 1A1
   5.720% due 09/25/34                                      612            615
   Series 2005-11 Class 5A1 (E)
   5.620% due 03/25/35                                      100            100
   Series 2005-23 Class A1
   5.500% due 11/25/35                                    1,070          1,044
   Series 2005-29 Class A1
   5.750% due 12/25/35                                      688            678
   Series 2005-3 Class 1A3 (E)
   5.590% due 04/25/35                                      172            172
   Series 2005-HYB Class 3A2A
   5.250% due 02/20/36                                      170            168
   Series 2006-1 Class A2
   6.000% due 03/25/36                                      334            333
   Series 2006-1 Class A3
   6.000% due 03/25/36                                      124            123
   Series 2006-HYB Class 3A1A
   6.113% due 05/20/36                                      482            492
   Series 2006-OA5 Class 2A1 (E)
   5.520% due 04/25/46                                    1,364          1,362
Credit Suisse First Boston Mortgage Securities
   Corp.
   Series 2001-SPG Class A2
   6.515% due 08/13/18                                      100            105
   Series 2003-29 Class 5A1
   7.000% due 12/25/33                                       46             47
   Series 2004-1 Class 3A1
   7.000% due 02/25/34                                       20             20
   Series 2004-C1 Class A3
   4.321% due 01/15/37                                      675            649
Credit Suisse Mortgage Capital Certificates
   Series 2006-C1 Class AAB
   5.556% due 02/15/39                                      130            130
Crown Castle Towers LLC (p)
   Series 2005-1A Class C
   5.074% due 06/15/35                                      150            147
   Series 2006-1A Class B
   5.362% due 11/15/36                                      375            372

 86  Fixed Income III Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL         MARKET
                                                   AMOUNT ($)        VALUE
                                                   OR SHARES           $
------------------------------------------------------------------------------
CS First Boston Mortgage Securities Corp.
   Series 1998-C2 Class A2
   6.300% due 11/15/30                                      234            237
Deutsche ALT-A Securities, Inc. Alternate Loan
   Trust
   Series 2005-AR1 Class 2A3
   5.010% due 08/25/35                                      905            910
DLJ Commercial Mortgage Corp.
   Series 1998-CF1 Class A1B
   6.410% due 02/18/31                                      498            501
   Series 1999-CG1 Class S
   Interest Only STRIP
   0.814% due 03/10/32                                    6,099            108
Downey Savings & Loan Association Mortgage Loan
   Trust
   Series 2004-AR3 Class 1A1B (E)
   7.141% due 07/19/44                                      204            206
   Series 2006-AR1 Class 2A1A
   5.767% due 04/19/47                                      762            763
   Series 2006-AR2 Class 2A1A (E)
   5.520% due 11/19/37                                      749            750
Fannie Mae
   5.363% due 2012                                          506            503
   6.000% due 2016                                           27             27
   5.000% due 2017                                           11             11
   5.500% due 2017                                           45             45
   6.000% due 2017                                           57             58
   6.500% due 2017                                          115            117
   4.000% due 2018                                        1,844          1,729
   4.500% due 2018                                        3,809          3,663
   5.000% due 2018                                        1,418          1,390
   10.000% due 2018                                          43             47
   4.500% due 2019                                          383            369
   4.500% due 2020                                          740            711
   5.000% due 2020                                        1,000            979
   5.500% due 2020                                          173            172
   6.500% due 2024                                        1,085          1,107
   10.000% due 2024                                          38             41
   5.500% due 2025                                            6              6
   6.599% due 2025                                           25             25
   6.992% due 2026 (E)                                      192            195
   7.500% due 2027                                            9              9
   7.000% due 2028                                           29             30
   5.500% due 2029                                          580            573
   6.500% due 2029                                            3              3
   7.000% due 2029                                           92             95
   7.500% due 2029                                           80             83
   8.000% due 2029                                            7              7
   8.500% due 2029                                            3              3
   7.500% due 2030                                           71             73
   8.500% due 2030                                          266            286
   9.500% due 2030                                           80             87

                                                   PRINCIPAL         MARKET
                                                   AMOUNT ($)        VALUE
                                                   OR SHARES           $
------------------------------------------------------------------------------
   7.000% due 2031                                          490            504
   7.500% due 2031                                          216            225
   8.000% due 2031                                          298            314
   8.500% due 2031                                          238            256
   6.000% due 2032                                          963            970
   6.500% due 2032                                            3              3
   7.000% due 2032                                          536            551
   7.500% due 2032                                          201            210
   8.000% due 2032                                           31             33
   3.905% due 2033                                          630            622
   4.673% due 2033 (E)                                      699            692
   4.681% due 2033                                          365            367
   5.000% due 2033                                        1,216          1,173
   5.500% due 2033                                        2,433          2,399
   6.000% due 2033                                          311            313
   7.000% due 2033                                        1,126          1,158
   5.000% due 2034                                        1,457          1,403
   5.500% due 2034                                       13,771         13,575
   6.000% due 2034                                          579            583
   7.000% due 2034                                          335            344
   7.500% due 2034                                          117            121
   4.456% due 2035 (E)                                    1,378          1,367
   4.834% due 2035 (E)                                    1,447          1,436
   5.000% due 2035                                        1,563          1,504
   5.500% due 2035                                       13,426         13,215
   6.000% due 2035                                          546            548
   7.000% due 2035                                        1,557          1,597
   7.500% due 2035                                          724            754
   5.000% due 2036                                        9,905          9,512
   5.500% due 2036                                        3,522          3,466
   6.000% due 2036                                        9,708          9,738
   6.500% due 2036                                          285            290
   7.000% due 2036                                           80             82
   7.500% due 2036                                        2,272          2,358
   Series 1992-10 Class ZD
   8.000% due 11/25/21                                      381            384
   Series 1996-46 Class ZA
   7.500% due 11/25/26                                       80             83
   Series 1997-281 Class 2
   Interest Only STRIP
   9.000% due 11/01/26                                       37             10
   Series 1999-56 Class Z
   7.000% due 12/18/29                                      296            306
   Series 2000-306 Class IO
   Interest Only STRIP
   8.000% due 05/01/30                                       39             10

                                                       Fixed Income III Fund  87

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL         MARKET
                                                   AMOUNT ($)        VALUE
                                                   OR SHARES           $
------------------------------------------------------------------------------
   Series 2001-317 Class 2
   Interest Only STRIP
   8.000% due 08/01/31                                       41             10
   Series 2002-320 Class 2
   Interest Only STRIP
   7.000% due 03/01/32                                       19              5
   Series 2002-50 Class SC (E)
   Interest Only STRIP
   2.780% due 2029                                            8             --
   5.958% due 06/01/43 (E)                                  441            443
   Series 2003-122 Class AJ
   4.500% due 02/25/28                                      138            134
   Series 2003-16 Class NI
   Interest Only STRIP
   5.000% due 02/25/15                                      182              6
   Series 2003-25 Class IK
   7.000% due 04/25/33                                       94             22
   Series 2003-32 Class FH
   5.720% due 11/25/22                                      671            677
   Series 2003-32 Class UI
   Interest Only STRIP
   6.000% due 05/25/33                                      134             32
   Series 2003-33 Class IA
   6.500% due 05/25/33                                      811            186
   Series 2003-337 Class 1
   Zero coupon due 07/01/33                                 724            525
   Series 2003-343 Class 6
   5.000% due 10/01/33                                      719            161
   Series 2003-35 Class IU
   Interest Only STRIP
   6.000% due 05/25/33                                      168             39
   Series 2003-35 Class UI
   Interest Only STRIP
   6.500% due 05/25/33                                      165             38
   Series 2003-64 Class JI
   Interest Only STRIP
   6.000% due 07/25/33                                      159             37
   Series 2003-78 Class FI
   5.720% due 01/25/33                                      659            662
   Series 2003-82 Class IA
   Interest Only STRIP
   6.000% due 2032                                          135             19
   Series 2003-82 Class WI
   Interest Only STRIP
   6.000% due 08/25/32                                       28              4
   Series 2004-21 Class FL
   5.670% due 11/25/32                                      332            333
   Series 2005-110 Class MB
   5.500% due 09/25/35                                      625            626
   Series 2006-28 Class 1P
   Interest Only STRIP
   1.202% due 03/25/36                                    4,089             96

                                                   PRINCIPAL         MARKET
                                                   AMOUNT ($)        VALUE
                                                   OR SHARES           $
------------------------------------------------------------------------------
   Series 2006-369 Class 8
   Interest Only STRIP
   5.500% due 04/01/36                                      581            142
   15 Year TBA (I)
   4.500%                                                   630            605
   5.000%                                                 5,400          5,282
   5.500%                                                 1,350          1,344
   6.000%                                                 2,240          2,265
   30 Year TBA (I)
   4.500%                                                 1,325          1,234
   5.000%                                                 6,390          6,130
   5.500%                                                35,370         34,783
   6.000%                                                12,915         12,960
   6.500%                                                 6,800          6,913
   7.000%                                                 3,265          3,345
Fannie Mae Grantor Trust
   Series 2001-T8 Class A2
   9.500% due 07/25/41                                       69             74
Fannie Mae REMICS
   Series 2005-36 Class AI
   Interest Only STRIP
   5.500% due 10/25/26                                      921             73
   Series 2006-118 Class A2 (E)
   5.380% due 12/25/36                                      538            537
   Series 2006-5 Class 3A2
   4.677% due 05/25/35                                      100             98
Fannie Mae Whole Loan
   Series 2003-W17 Class 1A6
   5.310% due 08/25/33                                    1,700          1,678
   Series 2004-W11 Class 1A2
   6.500% due 05/25/44                                      202            205
   Series 2004-W9 Class 2A1
   6.500% due 02/25/44                                      107            109
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities
   Series 2003-58 Class 2A
   6.500% due 09/25/43                                      101            103
   Series 2005-63 Class 1A1
   5.958% due 02/25/45                                       58             58
First Horizon Alternative Mortgage Securities
   Series 2006-AA5 Class A2 (E)
   6.626% due 09/25/36                                      427            435
   Series 2006-FA3 Class A6
   6.000% due 07/25/36                                      515            519
First Horizon Asset Securities, Inc.
   Series 2003-5 Class 1A17
   8.000% due 07/25/33                                       52             55

 88  Fixed Income III Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL         MARKET
                                                   AMOUNT ($)        VALUE
                                                   OR SHARES           $
------------------------------------------------------------------------------
   Series 2004-AR5 Class 4A1 (E)
   5.682% due 10/25/34                                      134            133
   Series 2005-AR5 Class 3A1
   5.527% due 10/25/35                                      203            203
First Union-Lehman Brothers-Bank of America
   Series 1998-C2 Class A2
   6.560% due 11/18/35                                       26             26
Freddie Mac
   5.570% due 2011 (AE)(f)                                   14            349
   4.000% due 2019                                        3,710          3,471
   4.500% due 2019                                          172            164
   5.000% due 2019                                        1,536          1,504
   4.235% due 2034 (E)                                       87             88
   4.642% due 2034                                          418            421
   5.951% due 2036 (E)                                      730            733
   5.971% due 2036 (E)                                      355            359
   Series 1991-103 Class Z
   9.000% due 02/15/21                                       58             58
   Series 1994-173 Class Z
   7.000% due 05/15/24                                      112            117
   Series 1999-212 Class SG (E)
   Interest Only STRIP
   1.625% due 06/17/27                                      452             17
   Series 2001-229 Class KF (E)
   5.570% due 07/25/22                                      328            320
   Series 2001-232 Class ZQ
   6.500% due 06/15/31                                      517            535
   4.500% due 2018                                          791            760
   Series 2003-259 Class IQ
   Interest Only STRIP
   5.000% due 06/15/17                                      299             35
   Series 2003-261 Class UI
   Interest Only STRIP
   6.500% due 05/15/33                                      112             26
   Series 2003-262 Class AB
   2.900% due 11/15/14                                      675            653
   Series 2003-264 Class IM
   Interest Only STRIP
   7.000% due 07/15/33                                      141             34
   Series 2003-266 Class MA
   4.500% due 10/15/31                                      263            258
   Series 2004-276 Class IP
   Interest Only STRIP
   5.500% due 07/15/23                                      551             24
   Series 2004-277 Class UF
   5.620% due 06/15/33                                      831            832
   Series 2004-281 Class DF
   5.770% due 06/15/23                                      248            250
   Series 2004-287 Class GC
   5.000% due 11/15/29                                      355            347

                                                   PRINCIPAL         MARKET
                                                   AMOUNT ($)        VALUE
                                                   OR SHARES           $
------------------------------------------------------------------------------
   Series 2004-289 Class PC
   5.000% due 08/01/18                                      815            799
   5.000% due 07/15/30                                      640            626
   6.000% due 12/01/35                                      416            415
   Series 2005-291 Class KP
   5.000% due 11/15/29                                      215            210
   Series 2005-292 Class IG
   Interest Only STRIP
   5.000% due 04/15/23                                      329             52
   Series 2005-294 Class FA
   5.490% due 03/15/20                                      484            484
   Series 2005-302 Class MB
   5.000% due 12/15/28                                      200            197
   Series 2005-306 Class PC
   5.000% due 02/15/29                                      620            611
   Series 2006-313 Class FP (E)
   Zero coupon due 04/15/36                                 445            460
   30 Year TBA (I)
   5.000%                                                 5,295          5,085
   5.500%                                                 3,650          3,592
   6.000%                                                 3,825          3,839
Freddie Mac Gold
   6.000% due 2016                                           50             50
   5.000% due 2018                                           99             97
   5.500% due 2020                                        1,858          1,851
   8.500% due 2025                                           19             20
   8.500% due 2027                                           95            102
   7.000% due 2030                                           78             80
   7.188% due 2030 (E)                                        6              7
   7.500% due 2030                                          207            217
   8.000% due 2030                                           69             73
   7.000% due 2031                                          188            193
   7.500% due 2031                                           15             15
   8.000% due 2031                                           19             20
   7.500% due 2032                                          106            111
   5.000% due 2033                                          643            622
   7.000% due 2033                                           38             39
   Series 1998-191 Class IO
   Interest Only STRIP
   8.000% due 01/01/28                                       31              7
   Series 1998-194 Class IO
   Interest Only STRIP
   6.500% due 04/01/28                                      108             25
   Series 2001-212 Class IO
   6.000% due 05/01/31                                       81             18
   Series 2001-215 Class IO
   8.000% due 06/01/31                                       59             14
Freddie Mac Non Gold
   8.500% due 2017                                           54             57
   10.500% due 2017                                          24             27

                                                       Fixed Income III Fund  89

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL         MARKET
                                                   AMOUNT ($)        VALUE
                                                   OR SHARES           $
------------------------------------------------------------------------------
   10.000% due 2020                                          57             62
   7.078% due 2027                                           40             41
   6.749% due 2028                                           32             32
   7.036% due 2028                                           33             34
   4.919% due 2034                                          957            948
Freddie Mac Reference REMIC
   Series 2006-R00 Class AK
   5.750% due 12/15/18                                      652            652
   Series 2006-R00 Class FK (E)
   5.720% due 07/15/23                                      949            954
Freddie Mac REMIC
   Series 2004-277 Class KE
   3.500% due 12/15/17                                       74             73
Freddie Mac REMICS
   Series 2003-256 Class FJ (E)
   5.720% due 02/15/33                                      414            417
   Series 2003-269 Class FE
   5.920% due 12/15/28                                      708            714
   Series 2005-299 Class KF (E)
   5.720% due 06/15/35                                      237            237
   Series 2005-300 Class ED
   5.000% due 07/15/25                                      535            503
   Series 2006-323 Class PA
   6.000% due 03/15/26                                      695            702
GE Capital Commercial Mortgage Corp.
   Series 2002-1A Class A3
   6.269% due 12/10/35                                      305            316
   Series 2002-3A Class A1
   4.229% due 12/10/37                                    1,352          1,319
Ginnie Mae I
   10.500% due 2016                                          23             25
   11.000% due 2020                                          52             57
   10.000% due 2022                                          45             49
   7.500% due 2024                                           24             25
   7.500% due 2032                                           29             30
   30 Year TBA (I)
   5.500%                                                 4,140          4,097
   6.000%                                                 1,000          1,009
Ginnie Mae II (E)
   4.750% due 2023                                           21             21
   5.125% due 2023                                           37             37
   5.125% due 2023                                           23             24
   4.750% due 2024                                          150            151
   5.125% due 2024                                          164            166
   5.375% due 2025                                           92             92
   5.375% due 2025                                           63             64
   5.375% due 2025                                           43             44
   4.750% due 2025                                            5              5
   5.125% due 2026                                           69             70
   5.375% due 2027                                          116            116
   5.375% due 2027                                            6              6
   4.750% due 2027                                          100            101
   5.125% due 2027                                            9              9

                                                   PRINCIPAL         MARKET
                                                   AMOUNT ($)        VALUE
                                                   OR SHARES           $
------------------------------------------------------------------------------
   5.375% due 2028                                            4              4
   5.375% due 2030                                          224            225
Global Signal Trust
   Series 2004-2A Class A (p)
   4.232% due 12/15/14                                      225            218
   Series 2006-1 Class B
   5.588% due 02/15/36                                      125            125
   Series 2006-1 Class C
   5.707% due 02/15/36                                      190            190
GMAC Mortgage Corp. Loan Trust
   Series 2005-AR2 Class 4A
   5.191% due 05/25/35                                      360            353
   Series 2005-AR6 Class 3A1
   5.299% due 11/19/35                                      729            722
   Series 2006-HE3 Class A2
   5.799% due 10/25/36                                      165            165
Government National Mortgage Association (E)
   Series 1999-27 Class SE
   Interest Only STRIP
   3.280% due 08/16/29                                      151             14
   Series 1999-40 Class FE
   5.870% due 11/16/29                                      351            355
   Series 1999-44 Class SA
   Interest Only STRIP
   3.230% due 12/16/29                                      165             15
   Series 2000-29 Class S
   Interest Only STRIP
   3.180% due 09/20/30                                       43              3
   Series 2002-27 Class SA
   Interest Only STRIP
   2.680% due 05/16/32                                       62              4
Greenpoint Mortgage Funding Trust
   Series 2005-AR3 Class X1
   Interest Only STRIP
   1.273% due 08/25/45                                    1,931             59
   Series 2005-AR4 Class X4
   Interest Only STRIP
   2.238% due 10/25/45                                    2,564             79
   Series 2006-AR2 Class 3A2
   5.640% due 03/25/36                                      684            684
Greenwich Capital Commercial Funding Corp.
   Series 2004-GG1 Class A7
   5.317% due 06/10/36                                    1,115          1,104
   Series 2005-GG5 Class A41
   5.243% due 04/10/37                                    1,040          1,030

 90  Fixed Income III Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL         MARKET
                                                   AMOUNT ($)        VALUE
                                                   OR SHARES           $
------------------------------------------------------------------------------
   Series 2006-RR1 Class A1 (p)
   5.781% due 03/18/49                                      490            496
GS Mortgage Securities Corp. II
   Series 2006-FL8 Class A1 (E)(p)
   5.420% due 06/06/20                                      338            338
   Series 2006-GG6 Class A4
   5.553% due 04/10/38                                      285            286
   Series 2006-GG8 Class A4
   5.560% due 11/10/39                                      425            426
   Series 2006-GG8 Class AAB
   5.535% due 11/10/39                                      485            486
   Series 2006-RR2 Class A1 (p)
   5.689% due 01/07/36                                      305            305
   Series 2006-RR3 Class A1S (p)
   5.466% due 03/18/49                                      515            517
GSMPS Mortgage Loan Trust (p)
   Series 1998-3 Class A
   7.750% due 09/19/27                                       50             53
   Series 1999-3 Class A
   8.000% due 08/19/29                                       84             89
   Series 2005-RP1 Class 1A3
   8.000% due 01/25/35                                      273            288
   Series 2005-RP1 Class 1A4
   8.500% due 01/25/35                                      144            153
   Series 2006-RP1 Class 1A3
   8.000% due 01/25/36                                      169            171
GSR Mortgage Loan Trust
   Series 2004-7 Class 1A1
   3.393% due 06/25/34                                      434            433
   Series 2005-AR6 Class 2A1 (E)
   4.539% due 09/25/35                                    1,472          1,444
   Series 2006-1F Class 5A2
   6.000% due 02/25/36                                      199            197
   Series 2006-OA1 Class 2A1 (E)
   5.510% due 08/25/46                                      756            756
Harborview Mortgage Loan Trust
   Series 2005-10 Class 2A1A (E)
   5.630% due 11/19/35                                      669            671
   Series 2005-10 Class 2A1B (E)
   5.700% due 11/19/35                                      334            336
   Series 2005-14 Class 3A1A
   5.320% due 12/19/35                                      218            217
   Series 2005-16 Class 2A1A (E)
   5.560% due 01/19/36                                    1,048          1,051
   Series 2005-16 Class 3A1A (E)
   5.570% due 01/19/36                                    1,093          1,096
   Series 2005-16 Class 3A1B
   5.660% due 01/19/36                                      455            456
   Series 2005-16 Class X1
   Interest Only STRIP
   2.287% due 01/19/36                                    1,777             51
   Series 2005-16 Class X3
   Interest Only STRIP
   2.009% due 01/19/36                                    4,753            125

                                                   PRINCIPAL         MARKET
                                                   AMOUNT ($)        VALUE
                                                   OR SHARES           $
------------------------------------------------------------------------------
   Series 2005-2 Class 2A1A (E)
   5.570% due 05/19/35                                      143            143
   Series 2005-2 Class X
   Interest Only STRIP
   1.704% due 05/19/35                                    3,101             77
   Series 2005-3 Class X2
   Interest Only STRIP
   1.412% due 06/19/35                                    2,951             70
   Series 2005-5 Class 2A1B (E)
   5.610% due 07/19/45                                      195            195
   Series 2006-1 Class PO1
   Zero coupon due 03/19/37                                   1              1
   Series 2006-1 Class X1
   Interest Only STRIP
   2.076% due 03/19/37                                    3,220            148
   Series 2006-10 Class 2A1A (E)
   5.530% due 11/19/36                                      885            885
   Series 2006-12 Class 2A2A (E)
   5.510% due 01/19/38                                    1,493          1,493
   Series 2006-14 Class 2A1A (E)
   5.470% due 02/19/37                                      673            673
   Series 2006-5 Class X2
   Interest Only STRIP
   2.193% due 07/19/47                                    2,716            102
   Series 2006-7 Class 2A1B (E)
   5.600% due 08/19/46                                    1,216          1,218
   Series 2006-9 Class 2A1A (E)
   5.560% due 11/19/36                                      795            795
Impac CMB Trust (E)
   Series 2004-3 Class 1A
   5.570% due 06/25/34                                       95             95
Indymac Index Mortgage Loan Trust
   Series 2005-AR1 Class AX2
   Interest Only STRIP
   1.344% due 07/25/35                                    2,340             76
   Series 2005-AR2 Class 1A21
   5.877% due 12/25/35                                      314            313
   Series 2006-AR1 Class 4A2
   6.398% due 08/25/36                                      593            598
   Series 2006-AR2 Class A2 (E)
   5.410% due 11/25/36                                      592            592
   Series 2006-AR6 Class 2A1B
   5.700% due 06/25/47                                      789            791
   Series 2006-FLX Class A1 (E)
   5.530% due 11/25/36                                      471            471

                                                       Fixed Income III Fund  91

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL         MARKET
                                                   AMOUNT ($)        VALUE
                                                   OR SHARES           $
------------------------------------------------------------------------------
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2002-C1 Class A3
   5.376% due 07/12/37                                      250            250
   Series 2003-C1 Class A2
   4.985% due 01/12/37                                      390            381
   Series 2004-LN2 Class A1
   4.475% due 07/15/41                                      554            537
   Series 2005-LDP Class A3A1
   4.871% due 10/15/42                                      505            493
   Series 2005-LDP Class A4
   4.918% due 10/15/42                                      250            240
   Series 2006-CB1 Class A4
   5.817% due 05/12/45                                      525            526
   Series 2006-LDP Class A4
   5.876% due 04/15/45                                      440            454
   5.561% due 05/15/45                                      700            693
   Series 2006-LDP Class AJ
   5.876% due 04/15/45                                      370            380
   Series 2006-RR1 Class A1 (p)
   5.455% due 10/18/52                                      270            268
JP Morgan Mortgage Trust
   Series 2005-A1 Class 4A1 (E)
   4.776% due 02/25/35                                      569            548
   Series 2005-A4 Class 1A1
   5.406% due 07/25/35                                      300            296
   Series 2005-A6 Class 1A2
   5.152% due 09/25/35                                      475            474
   Series 2007-A1 Class 2A1 (E)
   4.768% due 07/25/35                                    1,000            989
LB-UBS Commercial Mortgage Trust
   Series 2002-C4 Class A5
   4.853% due 09/15/31                                    1,000            975
   Series 2004-C4 Class A3
   4.983% due 06/15/29                                    1,055          1,049
   Series 2006-C1 Class A4
   5.156% due 02/15/31                                    1,500          1,465
   Series 2006-C4 Class A4
   5.899% due 06/15/38                                      255            263
Lehman Brothers Floating Rate Commercial
   Mortgage Trust (E)(p)
   Series 2006-LLF Class A1
   5.400% due 09/15/21                                      284            284
Lehman Mortgage Trust
   Series 2005-2 Class 2A3
   5.500% due 12/25/35                                      336            335
   Series 2005-3 Class 1A3
   5.500% due 01/25/36                                    1,207          1,207
Lehman XS Trust (E)
   Series 2005-5N Class 3A1A
   5.620% due 11/25/35                                    1,071          1,071
   Series 2005-9N Class 1A1
   5.590% due 02/25/36                                    1,284          1,287

                                                   PRINCIPAL         MARKET
                                                   AMOUNT ($)        VALUE
                                                   OR SHARES           $
------------------------------------------------------------------------------
   Series 2006-16N Class A4A
   5.510% due 11/25/46                                    1,470          1,471
Luminent Mortgage Trust
   Series 2006-1 Class A1
   5.560% due 04/25/36                                      576            577
   Series 2006-6 Class A1 (E)
   5.600% due 10/25/46                                      527            528
Mastr Adjustable Rate Mortgages Trust
   Series 2005-6 Class 7A1
   5.375% due 06/25/35                                      191            188
   Series 2006-OA2 Class 4A1A (E)
   5.677% due 12/25/46                                      993            993
Mastr Alternative Loans Trust
   Series 2003-2 Class 6A1
   6.000% due 03/25/33                                      569            565
   Series 2003-4 Class B1
   5.664% due 06/25/33                                      362            362
   Series 2003-6 Class 3A1
   8.000% due 09/25/33                                       32             33
   Series 2003-9 Class 1A1
   5.500% due 12/25/18                                      153            151
   Series 2004-10 Class 5A6
   5.750% due 09/25/34                                      410            402
   Series 2005-3 Class 7A1
   6.000% due 04/25/35                                      254            254
Mastr Asset Securitization Trust
   Series 2003-11 Class 6A8
   5.820% due 12/25/33                                      791            795
   Series 2003-7 Class 4A35 (E)
   5.720% due 09/25/33                                      637            638
   Series 2004-4 Class 2A2 (E)
   5.770% due 04/25/34                                      255            255
Mastr Reperforming Loan Trust (p)
   Series 2005-1 Class 1A5
   8.000% due 08/25/34                                      222            233
   Series 2005-2 Class 1A4
   8.000% due 05/25/35                                      274            279
Mastr Specialized Loan Trust (p)
   Series 2005-2 Class A2
   5.006% due 07/25/35                                      154            151
Mellon Residential Funding Corp. (E)
   Series 2000-TBC Class A1
   5.560% due 06/15/30                                      323            323
Merrill Lynch Mortgage Investors, Inc. (E)
   Series 2005-A6 Class 2A1
   5.440% due 08/25/35                                      236            236

 92  Fixed Income III Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL         MARKET
                                                   AMOUNT ($)        VALUE
                                                   OR SHARES           $
------------------------------------------------------------------------------
Merrill Lynch Mortgage Trust
   Series 2002-MW1 Class J (p)
   5.695% due 07/12/34                                      185            180
   Series 2004-MKB Class A2
   4.353% due 02/12/42                                      615            600
   Series 2005-GGP Class E (p)
   4.330% due 11/15/10                                      105            104
   Series 2005-GGP Class F (p)
   4.351% due 11/15/10                                      105            104
MLCC Mortgage Investors, Inc.
   Series 2004-HB1 Class A2
   5.771% due 04/25/29                                      130            130
Morgan Stanley Capital I
   Series 1999-FNV Class G
   6.120% due 03/15/31                                      130            131
   Series 2005-IQ1 Class AAB
   5.178% due 09/15/42                                      810            799
   Series 2006-HQ8 Class A4
   5.388% due 03/12/44                                      385            384
   Series 2006-HQ9 Class A4
   5.731% due 07/20/44                                      480            486
Morgan Stanley Dean Witter Capital I (p)
   Series 2001-TOP Class E
   7.313% due 02/15/33                                      100            105
Morgan Stanley Mortgage Loan Trust
   Series 2006-11 Class 1A6
   6.231% due 08/25/36                                      530            537
   Series 2006-2 Class 6A
   6.500% due 02/25/36                                      214            216
Nomura Asset Acceptance Corp.
   Series 2005-WF1 Class 2A2
   4.786% due 03/25/35                                      415            408
   Series 2006-AF1 Class 1A2
   6.159% due 05/25/36                                      465            469
Prime Mortgage Trust
   Series 2004-CL1 Class 1A1
   6.000% due 02/25/34                                       74             74
   Series 2004-CL1 Class 1A2 (E)
   5.720% due 02/25/34                                       49             49
   Series 2004-CL1 Class 2A2 (E)
   5.720% due 02/25/19                                       22             22
Residential Accredit Loans, Inc.
   Series 2004-QS5 Class A6
   5.950% due 04/25/34                                      131            132
   Series 2004-QS8 Class A4
   5.750% due 06/25/34                                      642            645
   Series 2005-QA1 Class A41
   5.717% due 09/25/35                                      202            201
   Series 2005-QA8 Class NB3
   5.500% due 07/25/35                                      438            437
   Series 2006-QH1 Class A1 (E)
   5.540% due 12/25/36                                      698            698

                                                   PRINCIPAL         MARKET
                                                   AMOUNT ($)        VALUE
                                                   OR SHARES           $
------------------------------------------------------------------------------
   Series 2006-QO1 Class 1A1
   5.610% due 02/25/46                                      251            251
   Series 2006-QO1 Class 2A1
   5.620% due 02/25/46                                      280            280
   Series 2006-QO1 Class A1 (E)
   5.510% due 01/25/37                                      900            900
   Series 2006-QO6 Class A2 (E)
   5.580% due 06/25/46                                      775            774
   Series 2006-QS6 Class 1A13
   6.000% due 06/25/36                                    1,070          1,073
   Series 2007-QH1 Class A1 (E)
   5.470% due 02/25/37                                      850            850
Residential Asset Mortgage Products, Inc.
   Series 2004-SL1 Class A3
   7.000% due 11/25/31                                       59             59
   Series 2004-SL4 Class A3
   6.500% due 07/25/32                                      141            143
   Series 2005-SL1 Class A2
   6.000% due 05/25/32                                      203            207
Residential Asset Securities Corp.
   Series 2003-KS4 Class AIIB
   5.640% due 06/25/33                                      157            157
Residential Asset Securitization Trust (E)
   Series 2003-A15 Class 1A2
   5.770% due 02/25/34                                      759            762
Residential Funding Mortgage Securities I
   Series 2003-S14 Class A5
   5.750% due 07/25/18                                      758            761
   Series 2003-S20 Class 1A7 (E)
   5.850% due 12/25/33                                      208            209
   Series 2003-S5 Class 1A2 (E)
   5.800% due 11/25/18                                      384            386
   Series 2006-SA3 Class 3A1
   6.079% due 09/25/36                                      485            488
   Series 2006-SA4 Class 2A1
   6.164% due 10/25/36                                      489            494
Sequoia Mortgage Trust
   Series 2004-3 Class A
   5.306% due 04/20/34                                      848            848
Small Business Administration Participation
   Certificates
   Series 2005-20G Class 1
   4.750% due 07/01/25                                    1,474          1,419

                                                       Fixed Income III Fund  93

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL         MARKET
                                                   AMOUNT ($)        VALUE
                                                   OR SHARES           $
------------------------------------------------------------------------------
Structured Adjustable Rate Mortgage Loan Trust
   Series 2004-18 Class 5A
   5.500% due 12/25/34                                      168            167
   Series 2005-22 Class 4A2
   5.380% due 12/25/35                                       56             55
   Series 2006-5 Class 5A4
   5.582% due 06/25/36                                      114            113
Structured Asset Mortgage Investments, Inc.
   Series 2006-AR1 Class 2A1 (E)
   5.580% due 02/25/36                                    1,752          1,756
   Series 2006-AR2 Class A2
   5.640% due 02/25/36                                      528            529
   Series 2006-AR3 Class 11A2
   5.620% due 04/25/36                                      910            910
   Series 2006-AR3 Class 3A1
   5.540% due 02/25/36                                      379            380
   Series 2006-AR8 Class A1A (E)
   5.520% due 10/25/36                                    1,832          1,832
Structured Asset Securities Corp.
   Series 2002-22H Class 1A
   6.960% due 11/25/32                                       32             33
   Series 2004-12H Class 1A
   6.000% due 05/25/34                                      136            136
   Series 2004-21X Class 1A3
   4.440% due 12/25/34                                    1,105          1,090
   Series 2005-6 Class B2
   5.344% due 05/25/35                                       98             93
Thornburg Mortgage Securities Trust (E)
   Series 2003-2 Class A1
   5.690% due 04/25/43                                      600            601
   Series 2006-5 Class A1
   5.440% due 08/25/36                                    2,345          2,341
   Series 2006-6 Class A1
   5.430% due 12/25/36                                      390            389
Tobacco Settlement Authority of Iowa
   6.500% due 06/01/23                                      100             99
Wachovia Bank Commercial Mortgage Trust
   Series 2005-C16 Class A2
   4.380% due 10/15/41                                    1,095          1,065
   Series 2005-C21 Class A4
   5.196% due 10/15/44                                    1,500          1,475
   Series 2006-C28 Class A2
   5.500% due 10/15/48                                      510            511
   Series 2006-WL7 Class A1 (E)(p)
   5.410% due 09/15/21                                    1,560          1,560
Wamu Mortgage Pass-Through Certificates (E)
   Series 2005-AR1 Class A1B3
   5.670% due 12/25/45                                      547            548

                                                   PRINCIPAL         MARKET
                                                   AMOUNT ($)        VALUE
                                                   OR SHARES           $
------------------------------------------------------------------------------
Washington Mutual Alternative Mortgage
   Pass-Through Certificates
   Series 2005-4 Class CB11
   5.500% due 06/25/35                                      220            214
   Series 2005-6 Class 3CB
   5.500% due 08/25/35                                      540            528
   Series 2006-2 Class 2CB
   6.500% due 03/25/36                                      291            294
   Series 2006-5 Class 2CB3
   6.000% due 07/25/36                                      476            480
   Series 2006-5 Class LB1
   6.000% due 07/25/36                                      224            221
   Series 2006-AR2 Class A1A
   5.698% due 04/25/46                                      612            614
   Series 2006-AR5 Class 3A (E)
   5.698% due 07/25/46                                      347            349
   Series 2006-AR7 Class A1A (E)
   5.803% due 09/25/46                                      877            880
   Series 2006-AR8 Class 2A (E)
   5.608% due 09/25/46                                      961            964
   Series 2006-AR9 Class 2A (E)
   5.667% due 11/25/46                                      991            991
Washington Mutual, Inc.
   Series 2003-S10 Class A2
   5.000% due 10/25/18                                      197            193
   Series 2003-S9 Class A2
   5.900% due 10/25/33                                      701            704
   Series 2004-AR1 Class A2C (E)
   5.635% due 07/25/44                                       36             36
   Series 2004-AR1 Class A3 (E)
   5.635% due 10/25/44                                       28             28
   Series 2004-AR1 Class X
   Interest Only STRIP
   0.547% due 07/25/44                                    2,689             49
   0.376% due 10/25/44                                    3,734             68
   Series 2004-AR8 Class X
   Interest Only STRIP
   0.548% due 06/25/44                                    1,598             29
   Series 2004-CB3 Class 1A
   6.000% due 10/25/34                                       91             90
   Series 2004-CB3 Class 4A
   6.000% due 10/25/19                                      231            233
   Series 2005-AR1 Class 1A1
   4.838% due 10/25/35                                      562            553
   Series 2005-AR1 Class A1A1
   5.640% due 10/25/45                                      763            763
   5.590% due 12/25/45 (E)                                  721            723

 94  Fixed Income III Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL         MARKET
                                                   AMOUNT ($)        VALUE
                                                   OR SHARES           $
------------------------------------------------------------------------------
   Series 2005-AR1 Class A1B1
   5.640% due 08/25/45                                      143            143
   5.610% due 10/25/45                                      296            297
   5.600% due 11/25/45                                      291            292
   5.570% due 12/25/45                                      260            260
   Series 2005-AR6 Class B3 (E)
   6.010% due 04/25/45                                      423            423
   Series 2005-AR8 Class 2A1A (E)
   5.610% due 07/25/45                                      786            788
   Series 2005-AR8 Class 2AB3
   5.710% due 07/25/45                                      296            297
   Series 2006-AR1 Class 1A (E)
   5.638% due 10/25/46                                      940            943
   5.703% due 12/25/46                                      964            966
   Series 2006-AR1 Class 1A1
   5.970% due 09/25/36                                      502            504
   Series 2006-AR1 Class 1A4
   5.666% due 11/25/36                                      636            635
   Series 2006-AR1 Class 3A1A (E)
   5.803% due 09/25/46                                      972            975
   Series 2006-AR4 Class 1A1B
   5.767% due 05/25/46                                      628            629
   Series 2006-AR7 Class 1A (E)
   5.738% due 07/25/46                                      264            264
   Series 2006-AR8 Class 1A5
   5.928% due 08/25/46                                       96             96
   Series 2006-AR8 Class 2A3 (E)
   6.160% due 08/25/46                                       62             63
Wells Fargo Mortgage Backed Securities Trust
   Series 2004-T Class A1 (E)
   4.382% due 09/25/34                                      194            194
   Series 2005-12 Class 1A7
   5.500% due 11/25/35                                      505            490
   Series 2005-14 Class 2A1
   5.500% due 12/25/35                                      981            957
   Series 2005-17 Class 1A1
   5.500% due 01/25/36                                      628            613
   Series 2005-17 Class 1A2
   5.500% due 01/25/36                                      392            381
   Series 2006-1 Class A3
   5.000% due 03/25/21                                      353            344
   Series 2006-2 Class 2A3
   5.500% due 03/25/36                                      917            913
   Series 2006-2 Class 3A1
   5.750% due 03/25/36                                      534            527
   Series 2006-4 Class 1A8
   5.750% due 04/25/36                                      281            283
   Series 2006-4 Class 2A3
   5.750% due 04/25/36                                      221            217
   Series 2006-AR1 Class 1A2 (E)
   6.045% due 09/25/36                                      295            295
   Series 2006-AR1 Class 2A4 (E)
   6.119% due 10/25/36                                      403            406

                                                   PRINCIPAL         MARKET
                                                   AMOUNT ($)        VALUE
                                                   OR SHARES           $
------------------------------------------------------------------------------
   Series 2006-AR1 Class 5A1 (E)
   5.605% due 07/25/36                                      456            455
   Series 2006-AR1 Class A1
   5.730% due 12/25/36                                      259            257
   Series 2006-AR1 Class A7
   5.537% due 08/25/36                                      581            577
   Series 2006-AR2 Class 2A1
   4.950% due 03/25/36                                      637            628
   Series 2006-AR4 Class 1A1
   5.865% due 04/25/36                                      633            630
   Series 2006-AR4 Class 2A1
   5.787% due 04/25/36                                      951            948
   Series 2006-AR5 Class 2A1
   5.536% due 04/25/36                                      387            386
Zuni Mortgage Loan Trust (E)
   Series 2006-OA1 Class A1
   5.450% due 08/25/36                                      541            540
                                                                  ------------
                                                                       381,580
                                                                  ------------

Municipal Bonds - 0.3%
Badger TOB Asset Securitization Corp. Revenue
   Bonds, weekly demand
   6.375% due 06/01/32                                      800            872
California State University Revenue Bonds,
   weekly demand (u)
   5.000% due 11/01/30                                      140            148
City of Colorado Springs Colorado Revenue Bonds,
   weekly demand
   5.000% due 11/15/33                                      200            208
Golden State Tobacco Securitization Corp.
   Revenue Bonds, weekly demand
   6.250% due 06/01/33                                      435            485
New Jersey Economic Development Authority
   Revenue Bonds, weekly demand
   5.750% due 06/15/34                                      235            249
New York State Urban Development Corp. Revenue
   Bonds, weekly demand (u)
   5.250% due 03/15/34                                      180            194
State of California General Obligation
   Unlimited, weekly demand
   5.000% due 02/01/33                                      100            104

                                                       Fixed Income III Fund  95

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL         MARKET
                                                   AMOUNT ($)        VALUE
                                                   OR SHARES           $
------------------------------------------------------------------------------
State of Illinois General Obligation Unlimited
   5.100% due 06/01/33                                      150            141
State of Oregon General Obligation Unlimited
   5.892% due 06/01/27                                      175            179
State of Texas General Obligation Unlimited,
   weekly demand
   4.750% due 04/01/35                                      250            253
West Virginia Economic Development Authority
   Revenue Bonds (u)
   5.370% due 07/01/20                                       65             64
                                                                  ------------
                                                                         2,897
                                                                  ------------

Non-US Bonds - 1.0%
Argentina Government International Bond
   5.830% due 12/31/33                              ARS     500            248
Bombardier, Inc. (p)
   7.250% due 11/15/16                               EUR    125            168
Brazilian Government International Bond
   12.500% due 01/05/16                             BRL     614            330
Colombia Government International Bond
   12.000% due 10/22/15                           COP 1,427,000            742
Deutsche Bundesrepublik
   Series 01
   5.000% due 07/04/11                               EUR    211            285
Federative Republic of Brazil
   12.500% due 01/05/22                             BRL   2,090          1,122
Mexican Bonos
   9.500% due 12/18/14                               MXN    340            337
   Series M 10
   8.000% due 12/17/15                               MXN  3,023            276
   Series M 20
   10.000% due 12/05/24                              MXN  6,000            648
   Series MI10
   8.000% due 12/19/13                               MXN  6,000            548
Norway Government Bond
   6.500% due 05/15/13                               NOK  3,336            589
Poland Government Bond
   Series 1015
   6.250% due 10/24/15                              PLN     376            135
Province of Ontario Canada
   4.500% due 03/08/15                               CAD    285            243
Province of Quebec Canada
   5.000% due 12/01/15                               CAD    490            431
   5.000% due 12/01/38                               CAD    200            176
Quebec Residual
   Zero Coupon due 12/01/36                          CAD    880            183

                                                   PRINCIPAL         MARKET
                                                   AMOUNT ($)        VALUE
                                                   OR SHARES           $
------------------------------------------------------------------------------
Queensland Treasury Corp.
   Series 15G
   6.000% due 10/14/15                               AUD    456            351
United Kingdom Gilt
   5.750% due 12/07/09                              GBP     900          1,783
   8.000% due 09/27/13                              GBP     334            760
                                                                  ------------
                                                                         9,355
                                                                  ------------

United States Government Agencies - 4.9%
Fannie Mae
   4.200% due 03/24/08                                    3,500          3,456
   4.050% due 02/06/09                                    4,300          4,211
   4.150% due 09/10/09                                    4,000          3,908
   3.875% due 02/15/10 (N)                                1,075          1,040
   4.125% due 05/12/10                                    2,800          2,720
   4.375% due 06/21/10                                    2,500          2,446
   5.050% due 02/07/11                                    2,200          2,197
   Zero coupon due 10/09/19                                 695            341
Federal Home Loan Bank
   4.800% due 05/02/08                                    5,800          5,770
   Series 577
   4.500% due 09/26/08                                    5,500          5,444
Federal Home Loan Bank System
   5.375% due 08/19/11 (N)                                  240            243
   5.310% due 12/28/12                                    1,800          1,821
   Series IY08
   3.400% due 03/18/08                                    2,000          1,960
Financing Corp.
   Principal Only STRIP
   Series 1
   Zero coupon due 05/11/16                                 130             81
   Series 12P
   Zero coupon due 12/06/18                                 445            240
   Series 13
   Zero coupon due 12/27/16                                 450            271
   Series 13P
   Zero coupon due 12/27/18                               1,195            643
   Series 16P
   Zero coupon due 04/05/19                                 475            251
   Series 19
   Zero coupon due 06/06/16                                 380            235
   Series 3P
   Zero coupon due 11/30/17                                 275            157
   Series 5P
   Zero coupon due 02/08/18                                 115             65
   Series 8P
   Zero coupon due 08/03/18                               1,030            567
   Series 9P
   Zero coupon due 10/06/17                                 495            286
   Series C-P
   Zero coupon due 11/30/17                                 570            326

 96  Fixed Income III Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL         MARKET
                                                   AMOUNT ($)        VALUE
                                                   OR SHARES           $
------------------------------------------------------------------------------
   Series E-P
   Zero coupon due 11/02/18                                 240            130
Freddie Mac
   3.450% due 03/12/08                                    2,000          1,961
   4.750% due 01/19/16                                      100             97
   Series * (N)
   2.750% due 03/15/08                                      280            272
United States Treasury Inflation Indexed Bonds
   2.000% due 01/15/27                                      330            328
United States Treasury Notes
   4.500% due 02/15/36                                    4,200          3,926
                                                                  ------------
                                                                        45,393
                                                                  ------------
United States Government Treasuries - 7.5%
United States Treasury Principal
   Principal Only STRIP
   Zero Coupon due 08/15/26                               2,900          1,090
United States Treasury Inflation Indexed Bonds
   2.375% due 04/15/11                                    1,076          1,073
   3.375% due 01/15/12 (N)                                2,071          2,164
   3.000% due 07/15/12 (N)                                  308            318
   1.875% due 07/15/13                                      329            319
   2.000% due 01/15/14                                      992            964
   2.000% due 07/15/14 (N)                                2,213          2,152
   1.875% due 07/15/15                                    1,554          1,493
   2.500% due 07/15/16 (N)                                2,496          2,520
   2.375% due 01/15/25 (N)                                  748            744
   2.000% due 01/15/26                                    2,716          2,547
   3.625% due 04/15/28 (N)                                  498            600
United States Treasury Notes
   4.875% due 10/31/08                                    5,300          5,292
   4.750% due 12/31/08 (N)                               10,800         10,765
   4.375% due 12/15/10                                      320            315
   4.500% due 02/28/11                                      660            652
   5.125% due 06/30/11 (N)                                  350            354
   4.500% due 09/30/11                                    2,300          2,269
   4.625% due 10/31/11 (N)                                  190            188
   4.625% due 12/31/11 (N)                                3,570          3,538
   3.875% due 02/15/13 (N)                                2,475          2,356
   Principal Only STRIP
   Zero coupon due 11/15/13                                 555            402
   4.250% due 08/15/15                                    1,645          1,579
   4.625% due 11/15/16 (N)                                2,695          2,653
   8.125% due 08/15/19 (N)                                4,950          6,403
   Principal Only STRIP
   Zero coupon due 11/15/21                               1,245            591
   7.625% due 02/15/25 (N)                                1,450          1,894
   6.000% due 02/15/26 (N)                                7,835          8,765

                                                   PRINCIPAL         MARKET
                                                   AMOUNT ($)        VALUE
                                                   OR SHARES           $
------------------------------------------------------------------------------
   6.375% due 08/15/27 (N)                                  745            874
   6.125% due 08/15/29 (N)                                4,810          5,540
                                                                  ------------
                                                                        70,414
                                                                  ------------

TOTAL LONG-TERM INVESTMENTS
(cost $783,093)                                                        784,306
                                                                  ------------

COMMON STOCKS - 0.6%
Financial Services - 0.6%
Emerging Market Local Currency Fund (AE)                272,798          3,066
Pacific Investment Management Co. Series High
   Yield Portfolio Institutional                        279,203          2,404
                                                                  ------------

TOTAL COMMON STOCKS
(cost $5,523)                                                            5,470
                                                                  ------------

PREFERRED STOCKS - 0.2%
Financial Services - 0.2%
DG Funding Trust (E)(A)                                     118          1,242
Harborview NIM Corp. (AE)(p)                              5,871            382
                                                                  ------------
                                                                         1,624
                                                                  ------------

Producer Durables - 0.0%
Nexen, Inc.                                               4,055            103
                                                                  ------------

TOTAL PREFERRED STOCKS
(cost $1,728)                                                            1,727
                                                                  ------------

WARRANTS & RIGHTS - 0.0%
Consumer Discretionary - 0.0%
Travelcenters of America, Inc.
   2009 Warrants (AE)                                        20              1
                                                                  ------------

Miscellaneous - 0.0%
Mexico Government International Bond Value
   Recovery Rights (AE)                               1,300,000             17
                                                                  ------------

TOTAL WARRANTS & RIGHTS
(cost $40)                                                                  18
                                                                  ------------


                                                       Fixed Income III Fund  97

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                    NOTIONAL         MARKET
                                                     AMOUNT          VALUE
                                                       $               $
------------------------------------------------------------------------------
OPTIONS PURCHASED - 0.1%
(Number of Contracts)
90 Day Short Sterling Futures
   Mar 2007 94.63 Put (55)                               12,781             --

Eurodollar Futures
   Mar 2007 92.00 Put (40)                                9,200             --
   Mar 2007 92.25 Put (40)                                9,225             --
   Jun 2007 91.25 Put (368)                              83,950              2
   Jun 2007 94.50 Put (39)                                9,214              2
   Jun 2007 94.25 Put (294)                              69,274              4
   Sep 2007 90.50 Put (276)                              62,445              2
   Sep 2007 91.00 Put (15)                                3,413             --
   Sep 2007 91.25 Put (94)                               21,444              1
   Sep 2007 91.75 Put (87)                               19,956              1
   Sep 2007 94.75 Put (130)                              30,794             50
   Dec 2007 91.25 Put (152)                              34,675              1
   Mar 2008 91.75 Put (240)                              55,050              2

Swaptions
(Fund Pays/Fund Receives)
   EUR Three Month LIBOR/
   EUR 3.960%
   Jul 2007 0.00 Call (1)                                25,806              3
   EUR Three Month LIBOR/
   EUR 3.960%
   Jul 2007 0.00 Call (2)                                10,323              4
   EUR Six Month LIBOR/
   EUR 4.10%
   Jul 2007 0.00 Call (1)                                21,386              2
   GBP Three Month LIBOR/
   GBP 5.080%
   Jun 2007 0.00 Call (1)                                 3,311             --
   GBP Six Month LIBOR/
   GBP 5.080%
   Jun 2007 0.00 Call (1)                                 5,297             --
   USD Three Month LIBOR/
   USD 5.170%
   Feb 2007 0.00 Call (1)                                 4,600             --
   USD Three Month LIBOR/
   USD 5.080%
   Apr 2007 0.00 Call (1)                                11,684              3
   USD Three Month LIBOR/
   USD 5.200%
   May 2007 0.00 Call (1)                                52,000             46
   USD Three Month LIBOR/
   USD 5.250%
   Jun 2007 0.00 Call (2)                                57,250             31
   USD Three Month LIBOR/
   USD 5.500%
   Jun 2007 0.00 Call (1)                                44,000             50
   USD Three Month LIBOR/
   USD 4.750%
   Jul 2007 0.00 Call (1)                                42,750             51

                                                    NOTIONAL         MARKET
                                                     AMOUNT          VALUE
                                                       $               $
------------------------------------------------------------------------------
   USD Three Month LIBOR/
   USD 4.850%
   Jul 2007 0.00 Call (1)                               126,000             92
   USD Three Month LIBOR/
   USD 4.900%
   Jul 2007 0.00 Call (1)                                63,700             91
   USD Three Month LIBOR/
   USD 5.370%
   Jul 2007 0.00 Call (1)                                35,442             34
   USD Three Month LIBOR/
   USD 4.700%
   Aug 2007 0.00 Call (1)                                28,200             35
   USD Three Month LIBOR/
   USD 4.800%
   Aug 2007 0.00 Call (1)                                24,000             42
   USD Three Month LIBOR/
   USD 4.900%
   Aug 2007 0.00 Call (1)                                14,700             21
   USD Three Month LIBOR/
   USD 4.900%
   Aug 2007 0.00 Call (1)                                58,800             50
   USD Three Month LIBOR/
   USD 5.000%
   Aug 2007 0.00 Call 91)                                79,500             94
   USD Six Month LIBOR/
   USD 4.850%
   Jul 2007 0.00 Call (1)                                48,500              1
   USD Six Month LIBOR/
   USD 4.900%
   Jul 2007 0.00 Call (1)                                34,300             50
                                                                  ------------

TOTAL OPTIONS PURCHASED
(cost $859)                                                                765
                                                                  ------------


                                                   PRINCIPAL
                                                   AMOUNT ($)
                                                   OR SHARES
                                                 --------------
SHORT-TERM INVESTMENTS - 24.4%
American General Finance Corp. (E)
   Series MTNG
   5.406% due 03/23/07                                      100            100
AT&T Wireless Services, Inc.
   7.500% due 05/01/07                                    1,190          1,195
AT&T, Inc. (p)
   4.214% due 06/05/07                                      600            600

 98  Fixed Income III Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL         MARKET
                                                   AMOUNT ($)        VALUE
                                                   OR SHARES           $
------------------------------------------------------------------------------
BNP Paribas
   5.293% due 07/03/07                                      300            300
Caesars Entertainment, Inc.
   9.375% due 02/15/07                                      330            330
Capital Auto Receivables Asset Trust (E)
   Series 2003-3 Class A3B
   5.400% due 01/15/08                                       72             72
Capital One Auto Finance Trust
   Series 2006-C Class A1
   5.340% due 12/14/07                                      400            400
Caterpillar Financial Services Corp.
   Series MTNF
   5.445% due 08/20/07 (E)                                  155            155
   3.625% due 11/15/07                                       60             59
CC Funding Trust I
   6.900% due 02/16/07                                      230            230
CIT Group, Inc.
   3.650% due 11/23/07                                       90             89
Citigroup Global Markets Deutschland for Tyumen
   Oil Co.
   Series REGS
   11.000% due 11/06/07                                     410            424
Clorox Co. (E)
   5.485% due 12/14/07                                      225            225
Comcast Cable Communications LLC
   8.375% due 05/01/07                                       40             40
Daimlerchrysler NA Holding Corp.
   5.345% due 06/22/07                                    1,300          1,272
Donohue Forest Products
   7.625% due 05/15/07                                      200            200
Dresdner Bank AG (A)
   Zero Coupon due 01/24/08                                 760            718
Enterprise Products Operating, LP
   Series B
   4.000% due 10/15/07                                      265            262
FedEx Corp.
   2.650% due 04/01/07                                       70             70
   5.455% due 08/08/07 (E)                                  400            400
Ford Motor Credit Co. (E)
   6.315% due 03/21/07                                      800            800
France Treasury Bills BTF
   Zero Coupon due 04/05/07                               1,000          1,295
General Electric Capital Corp.
   5.200% due 07/30/07                                    3,100          3,096
Harrah's Operating Co., Inc.
   7.125% due 06/01/07                                      355            356
Hilton Hotels Corp.
   7.950% due 04/15/07                                      110            110
Hyatt Equities LLC (p)
   6.875% due 06/15/07                                      140            140
International Bank for Reconstruction &
   Development Zero Coupon due 08/20/07                     303            200

                                                   PRINCIPAL         MARKET
                                                   AMOUNT ($)        VALUE
                                                   OR SHARES           $
------------------------------------------------------------------------------
International Lease Finance Corp.
   3.750% due 08/01/07                                       35             35
JPMorgan Chase & Co.
   5.350% due 03/01/07                                       75             75
Mandalay Resort Group
   Series B
   10.250% due 08/01/07                                     945            963
Marsh & McLennan Cos., Inc.
   5.375% due 03/15/07                                      415            415
   5.500% due 07/13/07 (E)                                  295            295
MGM Mirage
   9.750% due 06/01/07                                      660            667
Mirage Resorts, Inc.
   6.750% due 08/01/07                                      205            206
Motorola, Inc.
   4.608% due 11/16/07                                      165            164
Netherlands Government Bond
   Series 1
   5.750% due 02/15/07                                      145            189
Norfolk Southern Corp.
   7.350% due 05/15/07                                      100            101
Panhandle Eastern Pipe Line
   Series B
   2.750% due 03/15/07                                       45             45
Pepco Holdings, Inc.
   5.500% due 08/15/07                                      405            405
Plantinum Underwriters Financial, Inc.
   Series B
   6.371% due 11/16/07                                      135            134
Pricoa Global Funding I (E)(p)
   5.457% due 01/25/08                                      700            701
Rabobank USA Financial Corp.
   5.280% due 02/01/07                                      300            300
Reynolds American, Inc.
   Series *
   6.500% due 06/01/07                                      145            145
Russell Investment Company
   Money Market Fund                                159,778,000        159,778
Santander Central Hispano Financial
   5.245% due 02/08/07                                    1,700          1,698
Santander US Debt SA Universal (E)(p)
   5.375% due 09/21/07                                      900            901
Sempra Energy
   4.621% due 05/17/07                                      255            254
Skandinaviska Enskilda Banken
   5.235% due 03/05/07                                    6,100          6,039

                                                       Fixed Income III Fund  99

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL         MARKET
                                                   AMOUNT ($)        VALUE
                                                   OR SHARES           $
------------------------------------------------------------------------------
Societe Generale
   5.258% due 06/11/07                                    2,100          2,099
Societe Generale NA
   5.225% due 05/10/07                                    4,600          4,536
St. Paul Travelers Cos., Inc. (The)
   5.010% due 08/16/07                                      455            454
Starwood Hotels & Resorts Worldwide, Inc.
   7.375% due 05/01/07                                       20             20
TELUS Corp.
   7.500% due 06/01/07                                      650            654
Total SA
   5.260% due 02/01/07                                    6,100          6,100
UBS Financial Del LLC
   5.225% due 06/01/07                                    6,700          6,616
Union Pacific Corp.
   Series MTNE
   6.790% due 11/09/07                                       35             35
United States Treasury Bills (z)(sec.)
   4.829% due 02/15/07 (c)                                   10             10
   4.847% due 02/15/07 (c)                                   20             20
   4.849% due 02/15/07 (c)                                   50             50
   4.855% due 02/15/07 (c)                                    5              5
   4.886% due 02/15/07 (c)                                   30             30
   4.889% due 02/15/07 (c)                                   50             50
   4.895% due 02/15/07 (c)                                   15             15
   4.948% due 02/15/07 (c)                                   10             10
   4.964% due 02/15/07 (c)                                   50             50
   4.983% due 02/15/07 (c)                                   25             25
   5.035% due 02/15/07 (c)                                  140            140
   5.131% due 02/15/07 (c)                                   75             75
   4.932% due 03/15/07 (c)                                  255            254
   4.933% due 03/15/07 (c)                                   20             20
   4.936% due 03/15/07 (c)                                  200            199
   4.969% due 07/15/07 (c)                                  200            199
   5.001% due 03/15/07 (c)                                  250            249
   5.028% due 03/15/07 (c)                                1,000            994
   2.214% due 07/15/07                                      100             99
   5.111% due 07/15/07                                      200            196
United States Treasury Inflation Indexed Bonds
   (N)
   3.625% due 01/15/08                                      287            290
United States Treasury Notes
   3.125% due 05/15/07 (N)                                3,900          3,878
   4.375% due 12/31/07                                    7,575          7,529
WellPoint, Inc.
   3.750% due 12/14/07                                       90             89

                                                   PRINCIPAL         MARKET
                                                   AMOUNT ($)        VALUE
                                                   OR SHARES           $
------------------------------------------------------------------------------
Westpac Banking Corp.
   5.250% due 02/06/07                                    6,400          6,341
Wisconsin Electric Power Co.
   3.500% due 12/01/07                                       65             64
                                                                  ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $228,060)                                                        228,043
                                                                  ------------

OTHER SECURITIES - 13.1%
Russell Investment Company
   Money Mark Fund (X)                               30,321,317         30,321
State Street Securities Lending
   Quality Trust (X)                                 92,447,588         92,448
                                                                  ------------

TOTAL OTHER SECURITIES
(cost $122,769)                                                        122,769
                                                                  ------------

TOTAL INVESTMENTS - 122.2%
(identified cost $1,142,072)                                         1,143,098

OTHER ASSETS AND LIABILITIES,
NET - (22.2%)                                                         (207,872)
                                                                  ------------

NET ASSETS - 100.0%                                                    935,226
                                                                  ============

See accompanying notes which are an integral part of the schedules of investments.

 100  Fixed Income III Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Australian 3 Year Bond (Australia)
   expiration date 03/07 (34)                               6,717                (13)

Australian 10 Year Bond (Australia)
   expiration date 03/07 (18)                               9,980                (33)

Euribor Futures
   expiration date 09/07 (4)                                1,249                 (2)
   expiration date 12/07 (22)                               6,869                 (7)
   expiration date 03/08 (9)                                2,811                 (9)
   expiration date 06/08 (5)                                1,562                 (5)

Euro-Bund Futures (Germany)
   expiration date 03/07 (15)                               2,241                (70)

Eurodollar Futures (CME)
   expiration date 03/07 (114)                             26,970                (16)
   expiration date 06/07 (76)                              17,984                 18
   expiration date 09/07 (726)                            171,962               (410)
   expiration date 12/07 (683)                            161,931               (418)
   expiration date 03/08 (270)                             64,051               (197)
   expiration date 06/08 (29)                               6,882                 (3)
   expiration date 09/08 (29)                               6,884                 (3)
   expiration date 12/08 (75)                              17,804                (16)

Euroyen Futures
   expiration date 09/07 (25)                               5,139                  8
   expiration date 12/07 (39)                               8,009                 11

Euro-Schatz Bond Futures
   expiration date 03/07 (26)                               3,493                (23)

LIBOR Futures
   expiration date 09/07 (2)                                  463                 (3)
   expiration date 12/07 (6)                                1,388                 (9)
   expiration date 03/08 (5)                                1,157                 (7)
   expiration date 06/08 (4)                                  926                 (6)
   expiration date 09/08 (6)                                1,389                 (9)

United States Treasury 2 Year Notes
   expiration date 03/07 (168)                             34,204               (159)

United States Treasury 5 Year Notes
   expiration date 03/07 (491)                             51,325               (466)

United States Treasury 10 Year Notes
   expiration date 03/07 (521)                             55,617               (730)

United States Treasury Bonds
   expiration date 03/07 (180)                             19,823               (433)

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------

Short Positions
Euro-Bobl Futures (Germany)
   expiration date 03/07 (98)                              13,807                251

Japanese 10 Year Bond (Japan)
   expiration date 03/07 (1)                                1,112                (12)

Long Gilt Bond (UK)
   expiration date 03/07 (2)                                  416                 13

United States Treasury 2 Year Notes
   expiration date 03/07 (4)                                  814                  3

United States Treasury 5 Year Notes
   expiration date 03/07 (115)                             12,021                151

United States Treasury 10 Year Notes
   expiration date 03/07 (140)                             14,945                237
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                     (2,367)
                                                                     ===============

           See accompanying notes which are an integral part of the schedules of investments.

                                                      Fixed Income III Fund  101

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
90 day Short Sterling Futures
   Mar 2007 94.75 Call (55)                                    --                 --

Eurodollar Futures
   Mar 2007 94.75 Put (7)                                   1,658                 (2)
   Mar 2007 95.25 Put (8)                                   1,905                (12)

Swaptions
(Fund Pays/Fund Receives)
   EUR Three Month LIBOR/
   EUR 4.100%
   Jul 2007 0.00 Call (2)                                  10,687                (13)
   EUR Six Month LIBOR/
   EUR 4.100%
   Jul 2007 0.00 Call (1)                                  10,687                 (6)
   EUR Six Month LIBOR/
   EUR 4.230%
   Jul 2007 0.00 Call (1)                                  11,026                 (6)
   GBP Three Month LIBOR/
   GBP 4.850%
   Jun 2007 0.00 Call (1)                                     953                 --
   GBP Six Month LIBOR/
   GBP 4.850%
   Jun 2007 0.00 Call (1)                                   1,906                 --
   USD Three Month LIBOR/
   USD 5.240%
   Feb 2007 0.00 Call (1)                                   2,000                 (1)
   USD Three Month LIBOR/
   USD 5.220%
   Apr 2007 0.00 Call (1)                                   1,000                 (6)
   USD Three Month LIBOR/
   USD 5.300%
   May 2007 0.00 Call (1)                                   4,000                (34)
   USD Three Month LIBOR/
   USD 5.315%
   May 2007 0.00 Call (1)                                   4,400                (37)
   USD Three Month LIBOR/
   USD 5.325%
   Jun 2007 0.00 Call (1)                                   1,000                 (9)
   USD Three Month LIBOR/
   USD 5.340%
   Jun 2007 0.00 Call (1)                                   4,000                (42)
   USD Three Month LIBOR/
   USD 5.600%
   Jun 2007 0.00 Call (1)                                   3,000                (53)
   USD Three Month LIBOR/
   USD 4.750%
   Jul 2007 0.00 Call (1)                                   2,000                 (2)
   USD Three Month LIBOR/
   USD 5.000%
   Jul 2007 0.00 Call (1)                                   6,000                (20)

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
   USD Three Month LIBOR/
   USD 5.370%
   Jul 2007 0.00 Call (1)                                  10,000               (116)
   USD Three Month LIBOR/
   USD 5.500%
   Jul 2007 0.00 Call (1)                                   2,200                (38)
   USD Six Month LIBOR/
   USD 4.950%
   Jul 2007 0.00 Call (1)                                   2,200                (33)
   USD Three Month LIBOR/
   USD 4.850%
   Aug 2007 0.00 Call (1)                                   1,000                 (3)
   USD Three Month LIBOR/
   USD 4.900%
   Aug 2007 0.00 Call (1)                                   2,000                 (6)
   USD Three Month LIBOR/
   USD 4.900%
   Aug 2007 0.00 Call (1)                                   2,000                 (6)
   USD Three Month LIBOR/
   USD 5.000%
   Aug 2007 0.00 Call (1)                                   1,000                 (5)
   USD Three Month LIBOR/
   USD 5.100%
   Feb 2008 0.00 Call (1)                                   7,000                (63)
   USD Six Month LIBOR/
   USD 5.010%
   Oct 2007 0.00 Call (1)                                   3,000                (17)

United States Treasury Bonds
   Feb 2007 116.00 Call (1)                                   116                 (1)
   Feb 2007 110 Put (1)                                       110                 (1)

United States Treasury Notes
   2 Year Futures
   Feb 2007 102.00 Call (344)                              70,176               (172)
   Feb 2007 101.75 Put (69)                                14,042                (14)

United States Treasury Notes
   5 Year Futures
   May 2007 106.00 Call (277)                              29,362                (43)

United States Treasury Notes
   10 Year Futures
   Feb 2007 106.00 Call (16)                                1,696                (14)
   Feb 2007 108.00 Call (16)                                1,728                 (1)
   Feb 2007 109.00 Call (15)                                1,635                 --
   Feb 2007 107 Put (15)                                    1,605                 (8)
                                                                     ---------------

Total Liability for Options Written
   (premiums received $832)                                                     (784)
                                                                     ===============

See accompanying notes which are an integral part of the schedules of investments.

 102  Fixed Income III Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             362   AUD              463    02/02/07                 (2)
USD             375   AUD              485    02/02/07                  2
USD             273   AUD              349    02/21/07                 (2)
USD             953   AUD            1,218    03/22/07                 (8)
USD             960   AUD            1,213    03/22/07                (19)
USD           2,127   AUD            2,723    03/22/07                (15)
USD           2,135   AUD            2,723    03/22/07                (23)
USD           1,853   BRL            3,955    02/02/07                  9
USD             318   BRL              701    02/05/07                 12
USD             529   CAD              624    02/02/07                  2
USD              89   CAD              105    02/22/07                 --
USD              89   CAD              105    02/22/07                 --
USD             217   CAD              249    03/22/07                 (5)
USD             960   CAD            1,119    03/22/07                 (8)
USD             953   CHF            1,137    03/22/07                (35)
USD             210   CNY            1,625    03/19/07                  1
USD              74   EUR               57    02/02/07                 --
USD             138   EUR              105    02/02/07                 (1)
USD             229   EUR              177    02/02/07                  1
USD             243   EUR              190    02/02/07                  5
USD              13   EUR               10    03/09/07                 --
USD             856   EUR              660    03/22/07                  6
USD           1,064   EUR              819    03/22/07                  6
USD           2,645   EUR            1,992    03/22/07                (43)
USD           3,080   EUR            2,321    03/22/07                (49)
USD             434   EUR              340    03/23/07                 10
USD             450   EUR              350    03/23/07                  7
USD             787   GBP              401    02/02/07                  1
USD              45   GBP               23    02/22/07                 --
USD             209   GBP              108    02/22/07                  3
USD             953   GBP              489    03/22/07                  7
USD             960   GBP              483    03/22/07                (11)
USD           2,953   GBP            1,508    03/22/07                 10
USD           4,800   GBP            2,442    03/22/07                 (3)
USD               4   JPY              480    02/02/07                 --
USD              84   JPY            9,810    02/02/07                 (3)
USD              84   JPY            9,810    02/02/07                 (3)
USD              98   JPY           11,345    02/02/07                 (4)
USD             164   JPY           19,465    02/02/07                 (2)
USD             164   JPY           18,915    02/02/07                 (7)
USD             173   JPY           20,488    02/02/07                 (3)
USD             203   JPY           23,745    02/02/07                 (6)
USD             215   JPY           25,650    02/02/07                 (2)
USD             218   JPY           25,204    02/02/07                 (9)
USD             247   JPY           28,430    02/02/07                (11)

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             733   JPY           84,623    02/02/07                (31)
USD           1,015   JPY          116,967    02/02/07                (45)
USD           4,287   JPY          500,037    02/15/07               (135)
USD           1,825   JPY          208,000    03/06/07                (93)
USD              74   JPY            8,998    03/09/07                  1
USD             270   JPY           32,755    03/09/07                  3
USD             366   JPY           44,327    03/09/07                  3
USD             439   JPY           53,227    03/09/07                  5
USD           1,909   JPY          222,190    03/20/07                (56)
USD             154   JPY           17,811    03/22/07                 (6)
USD             954   JPY          112,763    03/22/07                (13)
USD           2,862   JPY          336,580    03/22/07                (54)
USD             106   NOK              666    02/02/07                  1
USD             170   NOK            1,050    02/02/07                 (2)
USD             178   NOK            1,095    02/02/07                 (3)
USD             953   NOK            5,842    03/22/07                (15)
USD             954   NOK            6,047    03/22/07                 17
USD             960   NOK            6,134    03/22/07                 25
USD           1,632   NOK            9,982    03/22/07                (30)
USD             189   NZD              275    02/02/07                 --
USD             581   NZD              843    03/22/07                 (2)
USD             960   NZD            1,384    03/22/07                 (9)
USD           1,213   NZD            1,762    03/22/07                 (2)
USD           1,286   NZD            1,873    03/22/07                  1
USD             302   PHP           14,777    03/30/07                 --
USD             168   PLN              509    02/02/07                  2
USD             438   SEK            3,138    02/02/07                 13
USD             952   SEK            6,557    03/22/07                 (6)
USD             953   SEK            6,505    03/22/07                (14)
USD             960   SEK            6,680    03/22/07                  4
USD           1,908   SEK           13,222    03/22/07                 --
USD           3,743   SEK           25,372    03/22/07                (82)
USD              82   SGD              125    04/30/07                 --
USD              77   TWD            2,493    02/22/07                 (1)
AUD             948   USD              728    02/02/07                 (8)
AUD             485   USD              375    03/09/07                 (2)
AUD           1,227   USD              960    03/22/07                  9
AUD           2,408   USD            1,908    03/22/07                 41
AUD           2,492   USD            1,921    03/22/07                (11)
BRL           3,955   USD            1,797    02/02/07                (65)
BRL             780   USD              360    04/30/07                 (3)
BRL           3,955   USD            1,828    05/07/07                 (8)
CAD             105   USD               89    02/01/07                 --
CAD             104   USD               88    02/02/07                 --
CAD             624   USD              556    02/02/07                 25

           See accompanying notes which are an integral part of the schedules of investments.

                                                      Fixed Income III Fund  103

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
CAD             368   USD              313    02/22/07                 --
CAD             624   USD              529    03/09/07                 (2)
CAD           1,113   USD              954    03/22/07                  7
CAD           1,134   USD              960    03/22/07                 (5)
CAD           2,239   USD            1,908    03/22/07                  2
CAD           2,269   USD            1,921    03/22/07                (10)
CHF           1,141   USD              953    03/22/07                 32
CHF           1,157   USD              952    03/22/07                 17
CHF           1,186   USD              960    03/22/07                  2
CHF           2,379   USD            1,920    03/22/07                 (1)
CHF           3,255   USD            2,730    03/22/07                101
EUR              10   USD               13    02/02/07                 --
EUR              42   USD               54    02/02/07                 (1)
EUR             135   USD              173    02/02/07                 (3)
EUR             170   USD              218    02/02/07                 (4)
EUR             180   USD              233    02/02/07                 (2)
EUR             125   USD              162    02/27/07                 (2)
EUR           2,064   USD            2,680    02/27/07                (13)
EUR           1,472   USD            1,970    03/06/07                 48
EUR              57   USD               74    03/09/07                 --
EUR             177   USD              230    03/09/07                 (1)
EUR             719   USD              953    03/22/07                 13
EUR             735   USD              960    03/22/07                 --
EUR             738   USD              960    03/22/07                 (4)
EUR             741   USD              960    03/22/07                 (9)
EUR             814   USD            1,062    03/22/07                 (1)
EUR           1,376   USD            1,800    03/22/07                  3
EUR           1,481   USD            1,920    03/22/07                (14)
EUR           4,095   USD            5,445    03/22/07                 96
GBP             401   USD              763    02/02/07                (25)
GBP              23   USD               45    02/22/07                 (1)
GBP             401   USD              787    03/09/07                 (1)
GBP             485   USD              954    03/22/07                  1
GBP             489   USD              952    03/22/07                 (9)
GBP             496   USD              960    03/22/07                (14)
JPY           5,012   USD               41    02/01/07                 --
JPY           8,998   USD               74    02/02/07                 (1)
JPY           9,810   USD               85    02/02/07                  4
JPY          16,206   USD              138    02/02/07                  3
JPY          19,480   USD              168    02/02/07                  7
JPY          19,620   USD              169    02/02/07                  6
JPY          20,195   USD              171    02/02/07                  3
JPY          21,109   USD              179    02/02/07                  4
JPY          27,180   USD              230    02/02/07                  4
JPY          44,327   USD              364    02/02/07                 (3)

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
JPY          46,470   USD              406    02/02/07                 21
JPY          49,140   USD              422    02/02/07                 14
JPY          53,227   USD              437    02/02/07                 (5)
JPY          59,170   USD              485    02/02/07                 (5)
JPY          37,996   USD              325    02/15/07                 10
JPY         509,386   USD            4,205    02/15/07                (25)
JPY          27,267   USD              225    03/09/07                 (2)
JPY         110,112   USD              953    03/22/07                 34
JPY         110,174   USD              953    03/22/07                 34
JPY         111,199   USD              952    03/22/07                 24
JPY         115,955   USD              960    03/22/07                 (7)
JPY         229,476   USD            1,920    03/22/07                  6
JPY         349,339   USD            2,881    03/22/07                (33)
MXN          13,453   USD            1,213    04/12/07                 (5)
NOK           2,811   USD              437    02/02/07                (13)
NOK             666   USD              106    03/09/07                 (1)
NOK           6,159   USD              960    03/22/07                (29)
NZD             275   USD              183    02/02/07                 (6)
NZD             275   USD              189    03/09/07                 --
NZD           1,229   USD              842    03/22/07                 (3)
NZD           1,360   USD              954    03/22/07                 20
PLN             509   USD              168    02/02/07                 (1)
PLN             509   USD              168    03/09/07                 (2)
SEK           3,138   USD              437    02/02/07                (14)
SEK           6,712   USD              960    03/22/07                 (9)
SEK           6,742   USD              960    03/22/07                (13)
SEK           6,744   USD              960    03/22/07                (13)
SEK          19,411   USD            2,863    03/22/07                 63
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                                (471)
                                                           ==============

See accompanying notes which are an integral part of the schedules of investments.

 104  Fixed Income III Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands

INDEX SWAP CONTRACTS
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  UNREALIZED
                                                    NOTIONAL                                                     APPRECIATION
        FUND RECEIVES                COUNTER         AMOUNT              FUND PAYS              TERMINATION     (DEPRECIATION)
     UNDERLYING SECURITY              PARTY             $              FLOATING RATE                DATE              $
------------------------------   ----------------   ---------   ----------------------------   --------------   --------------
Lehman Brothers                                                 1 Month USD LIBOR
   CMBS Index - AAA              Goldman Sachs          2,240      plus 0.050%                    02/01/07                  11

                                                                Turkish Overnight Index
Goldman Sachs                                                   Tuibon
   Total Return                  Citibank               5,277      plus 0.750%                    07/17/08                  80

Bank of America                                                 CMBS AAA 10 Year Index
   CMBS AAA 10 Year Index        Bank of America        1,250      minus 0.030%                   09/28/07                  (1)

Citibank                                                        CMBS AAA 10 Year Index
   CMBS AAA 10 Year Index        Citibank               1,750                                     03/31/07                  (2)

JP Morgan                                                       CMBS AAA 10 Year Index
   CMBS AAA 10 Year Index        JP Morgan              1,500      minus 0.030%                   05/31/07                  (1)

Bank of America                                                 CMBS AAA 10 Year Index
   CMBS AAA 10 Year Index        Bank of America        2,000      minus 0.080%                   04/30/07                 (31)

Bank of America                                                 CMBS AAA 10 Year Index
   CMBS AAA 10 Year Index        Bank of America        1,500      minus 0.030%                   07/16/07                  (2)

JP Morgan                                                       CMBS AAA 10 Year Index
   CMBS AAA 10 Year Index        JP Morgan              1,000      minus 0.080%                   03/31/07                  (1)

Bank of America                                                 CMBS AAA 10 Year Index
   CMBS AAA 10 Year Index        Bank of America        1,500      minus 0.050%                   06/29/07                  (2)

Bank of America
   CMBS AAA 10 Year Index        Bank of America        4,000   CMBS AAA 10 Year Index            05/31/07                  (4)

Bank of America                                                 CMBS AAA 10 Year Index
   CMBS AAA 10 Year Index        Bank of America        1,000      plus 0.050%                    05/31/07                  (1)

Bank of America                                                 CMBS AAA 10 Year Index
   CMBS AAA 10 Year Index        Bank of America        1,500      minus 0.050%                   07/31/07                  (2)

Bank of America                                                 CMBS AAA 10 Year Index
   CMBS AAA 10 Year Index        Bank of America        1,300      minus 0.080%                   06/15/07                  (1)
                                                                                                                --------------

Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts                                                   43
                                                                                                                ==============

           See accompanying notes which are an integral part of the schedules of investments.

                                                      Fixed Income III Fund  105

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands

INTEREST RATE SWAP CONTRACTS
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                 MARKET
        COUNTER              NOTIONAL              FUND                   FUND             TERMINATION           VALUE
         PARTY                AMOUNT             RECEIVES                 PAYS                 DATE                $
-----------------------   --------------   --------------------   --------------------   ----------------   ----------------
Bank of America             USD   10,700   5.000%                 Three Month LIBOR          06/21/10                    (63)
Bank of America             USD   12,100   5.473%                 Three Month LIBOR          06/14/11                    102
Bank of America             USD    8,500   Three Month LIBOR      5.000%                     06/20/12                     91
Bank of America             USD    4,000   Three Month LIBOR      5.100%                     06/20/14                     43
Bank of America             USD    4,000   5.547%                 Three Month LIBOR          06/14/16                     62
Bank of America             USD    2,500   5.627%                 Three Month LIBOR          06/16/36                     57
Barclays Bank PLC           EUR    5,720   3.900%                 Six Month LIBOR            03/20/09                    (47)
Barclays Bank PLC            EUR     530   Six Month LIBOR        4.000%                     03/20/37                     51
Barclays Bank PLC           SEK   66,000   Three Month LIBOR      4.323%                     07/20/16                   (409)
Barclays Bank PLC           USD    8,700   5.000%                 Three Month LIBOR          06/20/09                    (39)
Barclays Bank PLC Bank
   PLC                      EUR    7,150   4.250%                 Six Month LIBOR            07/20/16                    (55)
Barclays Bank PLC Bank
   PLC                      GBP      480   5.100%                 Six Month LIBOR            03/20/12                    (22)
                                                                  Consumer Price Index
BNP Paribas                  EUR     900   2.090%                 (France)                   10/15/10                     14
BNP Paribas                  EUR     530   Six Month LIBOR        4.000%                     03/20/37                     51
Citibank                    EUR    3,390   Six Month LIBOR        3.900%                     03/20/12                     69
Citibank                    JPY  976,000   1.500%                 Six Month LIBOR            03/20/12                     54
Citibank                    JPY  805,000   Six Month LIBOR        1.500%                     06/20/12                    (35)
Citibank                    JPY  445,000   1.900%                 Six Month LIBOR            03/20/17                     13
Credit Suisse First
   Boston                    EUR  21,420   Six Month LIBOR        3.970%                     02/23/09                    130
Credit Suisse First
   Boston                    EUR  23,750   3.950%                 Six Month LIBOR            02/22/12                   (406)
Credit Suisse First
   Boston                    EUR     920   4.000%                 Six Month LIBOR            03/20/17                    (33)
Credit Suisse First
   Boston                   EUR    7,370   Six Month LIBOR        4.080%                     02/22/22                    366
Credit Suisse First
   Boston                    EUR     560   4.000%                 Six Month LIBOR            03/20/37                    (54)
Credit Suisse First
   Boston                   GBP      460   Six Month LIBOR        5.100%                     03/20/12                     16
Credit Suisse First
   Boston                   SEK   30,430   Three Month LIBOR      4.000%                     03/20/17                    176
Credit Suisse First
   Boston                   USD    1,200   5.815%                 Three Month LIBOR          09/22/36                     60
Credit Suisse First
   Boston                   USD    1,200   Three Month LIBOR      5.250%                     03/20/37                     39
Deutsche Bank Bank           AUD   1,770   6.200%                 Six Month LIBOR            03/20/12                      3
Deutsche Bank               JPY  410,000   1.000%                 Six Month LIBOR            09/18/08                      3
Deutsche Bank               JPY   40,000   1.500%                 Six Month LIBOR            06/20/12                      1
Deutsche Bank               USD   13,300   5.000%                 Three Month LIBOR          06/20/09                    (59)
Deutsche Bank               USD    1,010   Three Month LIBOR      5.000%                     03/20/12                     11
Deutsche Bank               USD      510   Three Month LIBOR      5.000%                     03/20/12                      6
Deutsche Bank               USD      500   Three Month LIBOR      5.000%                     03/20/12                      6
Deutsche Bank               USD    1,430   Three Month LIBOR      5.000%                     03/20/12                     16

See accompanying notes which are an integral part of the schedules of investments.

 106  Fixed Income III Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands

INTEREST RATE SWAP CONTRACTS, CONTINUED
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                 MARKET
        COUNTER              NOTIONAL              FUND                   FUND             TERMINATION           VALUE
         PARTY                AMOUNT             RECEIVES                 PAYS                 DATE                $
-----------------------   --------------   --------------------   --------------------   ----------------   ----------------
Deutsche Bank               USD      500   Three Month LIBOR      5.000%                     03/20/12                      6
Deutsche Bank               USD   20,100   5.000%                 Three Month LIBOR          06/20/12                   (215)
Deutsche Bank               USD    2,700   Three Month LIBOR      5.000%                     06/20/12                     29
Deutsche Bank               USD   25,500   5.100%                 Three Month LIBOR          06/20/14                   (275)
Deutsche Bank Bank           AUD     880   6.200%                 Six Month LIBOR            03/20/12                      2
Deutsche Bank Bank           AUD     850   6.200%                 Six Month LIBOR            03/20/12                      1
Deutsche Bank Bank           AUD   2,830   6.200%                 Six Month LIBOR            03/20/12                    (25)
Deutsche Bank Bank           AUD     850   6.200%                 Six Month LIBOR            03/20/12                      1
Deutsche Bank Bank          JPY   84,000   2.000%                 Six Month LIBOR            12/20/16                     11
Goldman Sachs               JPY  100,000   1.500%                 Six Month LIBOR            06/20/12                      3
Goldman Sachs               JPY   38,000   2.000%                 Six Month LIBOR            12/20/16                      5
HSBC                        GBP      600   4.500%                 Six Month LIBOR            12/20/07                    (12)
JP Morgan                   GBP      200   Six Month LIBOR        4.000%                     12/15/36                     42
JP Morgan                   JPY  803,000   Six Month LIBOR        1.700%                     03/20/14                    (57)
JP Morgan                   JPY  815,000   Six Month LIBOR        1.700%                     03/20/14                     58
JP Morgan                    MXN  47,000   7.940%                 Three Month LIBOR          06/28/09                     --
JP Morgan                   USD   12,700   5.000%                 Three Month LIBOR          06/20/09                    (57)
JP Morgan                   USD    2,700   Three Month LIBOR      5.000%                     06/20/12                     29
JP Morgan                   USD    4,100   Three Month LIBOR      5.100%                     06/20/14                     44
JP Morgan                   USD    6,400   Three Month LIBOR      5.100%                     06/20/14                     69
JP Morgan                   USD      200   5.000%                 Three Month LIBOR          06/20/37                    (14)
Lehman Brothers             GBP    4,100   4.500%                 Six Month LIBOR            09/20/09                   (185)
Lehman Brothers             USD    1,100   5.000%                 Three Month LIBOR          06/20/09                     (5)
Lehman Brothers
   Brothers                 GBP      360   4.900%                 Six Month LIBOR            03/20/17                    (23)
Lehman Brothers
   Brothers                 GBP      200   Six Month LIBOR        4.300%                     03/20/37                     23
Lehman Brothers
   Brothers                 JPY   42,000   1.700%                 Six Month LIBOR            03/20/14                      2
Merrill Lynch               GBP    5,600   4.500%                 Six Month LIBOR            09/20/09                   (253)
Merrill Lynch               GBP      100   4.000%                 Six Month LIBOR            12/15/35                      2
Morgan Stanley               EUR     900   6.000%                 Six Month LIBOR            06/18/34                    158
Morgan Stanley              JPY   10,000   2.000%                 Six Month LIBOR            12/20/16                      1
Royal Bank of Scotland      CAD    1,000   4.500%                 Three Month LIBOR          06/15/27                    (32)
Salomon Smith Barney        PLN    9,000   4.665%                 Six Month LIBOR            01/16/09                     (5)
UBS                         JPY   80,000   1.000%                 Six Month LIBOR            09/18/08                      1
UBS                         USD    3,900   5.000%                 Three Month LIBOR          06/20/09                    (17)
UBS                         JPY   10,000   2.000%                 Six Month LIBOR            12/20/16                      1
                                                                                                            ----------------

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - $826                                 (469)
                                                                                                            ================

           See accompanying notes which are an integral part of the schedules of investments.

                                                      Fixed Income III Fund  107

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands

CREDIT DEFAULT SWAP CONTRACTS
-----------------------------------------------------------------------------------------------------------------
                                                    NOTIONAL                                          MARKET
          REFERENCE                  COUNTER         AMOUNT     FUND RECEIVES    TERMINATION          VALUE
            ENTITY                    PARTY             $        FIXED RATE          DATE               $
------------------------------   ----------------   ---------   -------------   --------------   ----------------
American International Group     JP Morgan              1,100   0.050%             12/20/07                    --
Anadarko Petroleum Corp.         Goldman Sachs            200   0.150%             03/20/08                    --
Brazilian Government             Salomon Smith
   International Bond            Barney                 1,500   1.500%             08/22/11                    38
Brazilian Government
   International Bond            Lehman Brothers        1,400   1.980%             03/20/16                    47
Core Investment Grade Bond       Bank of America        5,000   0.650%             12/20/16                    31
Dow Jones CDX High Volatility
   Index                         UBS                    5,000   0.900%             06/20/10                    68
Dow Jones CDX High Volatility
   Index                         Lehman Brothers          925   3.250%             12/20/11                    32
Dow Jones CDX High Volatility
   Index                         Bank of America        1,000   0.650%             12/20/16                     6
Dow Jones CDX High Volatility
   Index                         Goldman Sachs          4,000   0.650%             12/20/16                    25
Ford Motor Credit Co.            JP Morgan                100   2.000%             03/20/07                    --
Ford Motor Credit Co.            Merrill Lynch            200   1.700%             06/20/07                     1
Gaz Capital for Gazprom          JP Morgan              1,500   0.415%             11/20/07                    --
Mexico Government
   International Bond            JP Morgan                200   0.920%             03/20/16                     4
Republic of Indonesia            Lehman Brothers          100   0.400%             12/20/08                    --
Russia SP MYC                    Morgan Stanley           100   0.460%             06/20/07                    --
Sabre Holdings Corp.             Lehman Brothers          400   3.120%             03/20/12                    (3)
Soft Bank Corp                   Deutsche Bank         16,000   2.300%             09/20/07                     1
The Gap Inc.                     Lehman Brothers          400   1.240%             12/20/11                     2
                                                                                                 ----------------

Total Market Value of Open Credit Default Contracts Premiums Paid (Received) - ($128)                         252
                                                                                                 ================

See accompanying notes which are an integral part of the schedules of investments.

 108  Fixed Income III Fund

RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 91.6%
Austria - 0.2%
Raiffeisen International Bank Holding AG                8,900           1,359
                                                                 ------------
Bermuda - 0.6%
Aquarius Platinum, Ltd.                                20,500             535
Brilliance China Automotive Holdings, Ltd. (AE)       616,000             129
Credicorp, Ltd. (N)                                    73,409           3,099
Shangri-La Asia, Ltd.                                 506,000           1,358
Sinofert Holdings, Ltd.                             3,604,000           1,680
TPV Technology, Ltd.                                  196,000             121
                                                                 ------------
                                                                        6,922
                                                                 ------------

Brazil - 8.5%
All America Latina Logistica SA                       254,900           2,760
Aracruz Celulose SA - ADR (N)                          26,700           1,479
Banco do Brasil SA                                    273,400           8,946
Banco Itau Holding Financeira SA - ADR (N)             91,500           3,383
Brasil Telecom Participacoes SA - ADR                  65,400           2,757
Centrais Eletricas Brasileiras SA                 201,405,400           4,741
Cia Brasileira de Distribuicao Grupo Pao de
   Acucar - ADR (N)                                    78,400           2,583
Cia de Bebidas das Americas - ADR                      34,700           1,795
Cia de Saneamento Basico do Estado de Sao Paulo    52,500,000           6,674
Cia de Saneamento Basico do Estado de Sao Paulo
   - ADR (N)                                           30,633             964
Cia Siderurgica Nacional SA                           137,033           4,444
Cia Vale do Rio Doce - ADR                            402,200          11,555
Cia Vale do Rio Doce - ADR (N)                        216,700           7,353
Companhia de Saneamento de Minas Gerais                72,000             803
Cyrela Brazil Realty SA                               149,800           1,386
EDP - Energias do Brasil SA                           104,500           1,555
Empresa Brasileira de Aeronautica SA - ADR (N)         22,600             916
Gerdau SA                                               7,300             104
Gerdau SA - ADR (N)                                   520,500           8,797
Gol Linhas Aereas Inteligentes SA - ADR (N)            48,700           1,466
Lojas Renner SA                                         7,500             105
Natura Cosmeticos SA                                  282,300           3,814
Perdigao SA                                           100,309           1,275
Petroleo Brasileiro SA - ADR                          143,100          13,344
Souza Cruz SA                                           2,400              45
Tele Norte Leste Participacoes SA - ADR (N)           263,000           3,548

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Unibanco - Uniao de Bancos Brasileiros SA             343,800           3,223
Unibanco - Uniao de Bancos Brasileiros SA - ADR        78,400           7,435
                                                                 ------------
                                                                      107,250
                                                                 ------------

Canada - 0.2%
First Quantum Minerals, Ltd.                           32,900           1,745
                                                                 ------------

Cayman Islands - 1.1%
Agile Property Holdings, Ltd.                       1,712,000           1,399
ASM Pacific Technology                                296,500           1,789
China Resources Land, Ltd.                            396,000             398
Focus Media Holding, Ltd. - ADR (AE)(N)                19,700           1,628
Foxconn International Holdings, Ltd. (AE)             385,000           1,151
Global Bio-Chem Technology Group Co., Ltd.            114,000              33
Hutchison Telecommunications International, Ltd.
   (AE)                                               727,000           1,751
Kingboard Chemical Holdings, Ltd.                     422,500           1,740
Luen Thai Holdings, Ltd.                            1,628,000             265
Shui On Land, Ltd. New (AE)                         1,410,000           1,188
Sina Corp./China (AE)(N)                               34,100           1,220
Solomon Systech International, Ltd.                 2,938,100             542
Tencent Holdings, Ltd.                                245,000             952
                                                                 ------------
                                                                       14,056
                                                                 ------------

Chile - 0.6%
Banco de Credito e Inversiones                         46,400           1,516
Banco Santander Chile SA - ADR                         59,000           2,918
Coca-Cola Embonor SA - ADR                             97,500           1,030
Embotelladora Andina SA - ADR                          62,100           1,126
Lan Airlines SA - ADR (N)                              18,600           1,154
                                                                 ------------
                                                                        7,744
                                                                 ------------

China - 7.0%
Angang Steel Co., Ltd. Class H                        668,000           1,046
Anhui Conch Cement Co., Ltd. Class H                  788,000           2,660
Bank of Communications Co., Ltd. Class H              970,000           1,047
Byd Co., Ltd. Class H (AE)                             45,500             160
China Coal Energy Co. (AE)                          2,257,600           1,709
China COSCO Holdings Co., Ltd. Class H              3,133,000           2,275

                                                      Emerging Markets Fund  109

RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
China International Marine Containers Co., Ltd.
   Class B                                            350,330             729
China Life Insurance Co., Ltd. Class H              1,113,000           3,250
China Merchants Bank Co., Ltd. (AE)                   694,000           1,497
China Petroleum & Chemical Corp. - ADR (N)             56,260           4,706
China Petroleum & Chemical Corp. Class H           14,431,254          12,070
China Shenhua Energy Co., Ltd.                      3,439,000           8,413
China Shipping Container Lines Co., Ltd. Class H    1,309,000             402
China Shipping Development Co., Ltd. Class H        1,658,000           2,336
China Southern Airlines Co., Ltd. Class H (AE)      1,786,000             830
China Telecom Corp., Ltd. Class H                  12,005,000           5,797
Datang International Power Generation Co., Ltd.
   Class H                                          2,058,000           2,090
Guangzhou R&F Properties Co., Ltd.                  1,146,000           2,214
Huaneng Power International, Inc. Class H           1,312,000           1,188
Industrial & Commercial Bank of China (AE)          4,517,900           2,621
Jiangxi Copper Co., Ltd. Class H                      682,000             693
Maanshan Iron & Steel Class H                       2,181,600           1,392
PetroChina Co., Ltd. - ADR (N)                         18,523           2,284
PetroChina Co., Ltd. Class H                       12,637,176          15,490
Ping An Insurance Group Co. of China, Ltd. Class
   H                                                1,051,100           5,075
Shanghai Forte Land Co., Ltd. Class H               1,970,000             732
Shenzhen Expressway Co., Ltd. Class H                 270,000             198
Sinopec Shanghai Petrochemical Co., Ltd. Class H    2,519,000           1,233
Sinopec Yizheng Chemical Fibre Co., Ltd. Class H
   (AE)                                               628,000             150
Weiqiao Textile Co. Class H                           414,500             621
Wumart Stores, Inc. Class H                           703,200             620
Yanzhou Coal Mining Co., Ltd. Class H               2,420,000           2,250
ZTE Corp. Class H                                     185,500             836
                                                                 ------------
                                                                       88,614
                                                                 ------------
Colombia - 0.4%
BanColombia SA                                        309,722           2,283
BanColombia SA - ADR (N)                               99,800           2,969
                                                                 ------------
                                                                        5,252
                                                                 ------------

Czech Republic - 0.0%
Philip Morris CR (AE)                                     276             142
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Egypt - 1.9%
Commercial International Bank                          93,384             869
Egyptian Co. for Mobile Services                      129,940           3,991
Orascom Construction Industries                       178,108           8,128
Orascom Construction Industries - GDR                  39,700           3,613
Orascom Telecom Holding SAE                            50,103           3,442
Orascom Telecom Holding SAE - GDR (N)                  50,800           3,505
                                                                 ------------
                                                                       23,548
                                                                 ------------

Hong Kong - 3.1%
Beijing Enterprises Holdings, Ltd.                    944,000           2,055
China Everbright, Ltd. (AE)                           380,000             365
China Insurance International Holdings Co., Ltd.
   (AE)                                             1,550,000           1,826
China Merchants Holdings International Co., Ltd.      517,000           1,894
China Mobile, Ltd.                                  1,373,500          12,596
China Mobile, Ltd. - ADR (N)                           87,600           4,043
China Netcom Group Corp. Hong Kong, Ltd.            1,762,000           4,392
China Overseas Land & Investment, Ltd.              1,694,000           1,872
China Resources Enterprise                            702,000           2,189
China Resources Power Holdings Co.                    316,000             495
Citic Pacific, Ltd.                                   349,000           1,223
Denway Motors, Ltd.                                 2,982,000           1,257
Guangdong Investment, Ltd.                            610,000             311
Guangzhou Investment Co., Ltd.                      4,256,000             981
Melco International Development                       291,000             616
Shanghai Industrial Holdings, Ltd.                     68,000             147
Shenzhen Investment, Ltd.                           1,638,000             667
Techtronic Industries Co.                           1,340,400           2,060
Travelsky Technology, Ltd. Class H                    200,000             336
                                                                 ------------
                                                                       39,325
                                                                 ------------

Hungary - 1.4%
Magyar Telekom Telecommunications PLC                 623,160           3,179
MOL Hungarian Oil and Gas PLC                          97,747          10,077
MOL Hungarian Oil and Gas PLC - ADR                    31,000           3,162
Richter Gedeon Nyrt. (N)                                7,100           1,427
                                                                 ------------
                                                                       17,845
                                                                 ------------

 110  Emerging Markets Fund

RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
India - 6.3%
Allahabad Bank                                        243,535             499
Andhra Bank                                           429,000             855
Bajaj Auto, Ltd.                                       18,900           1,186
Bank of Baroda                                        220,000           1,245
Bank of India                                          30,000             130
BF Utilities, Ltd. (AE)                                16,892           1,110
Bharti Tele Ventures, Ltd. (AE)                       503,300           8,083
Chennai Petroleum Corp., Ltd.                         194,660             945
Container Corp. of India                               35,045           1,595
Financial Technologies India, Ltd.                     33,600           1,352
GAIL India, Ltd. - GDR                                 63,000           2,375
Gateway Distriparks, Ltd.                             124,867             549
Genesis Indian Investment Co., Ltd. (AE)              619,019          23,027
Grasim Industries, Ltd.                                 2,793             176
Gujarat Ambuja Cements, Ltd.                          522,000           1,623
HDFC Bank, Ltd. - ADR (N)                              27,200           2,076
Hindustan Petroleum Corp., Ltd.                        24,261             171
Housing Development Finance Corp.                      78,100           2,960
I-Flex Solutions, Ltd.                                 38,900           1,713
ICICI Bank, Ltd.                                      234,120           4,989
Indiabulls Financial Services, Ltd.                    58,232             483
Indiabulls Real Estate, Ltd. (AE)                      58,232             467
Indian Overseas Bank                                  250,000             672
Industrial Development Bank of India, Ltd.            471,000           1,083
Infosys Technologies, Ltd.                                976              50
Mahanagar Telephone Nigam                              27,692             104
Maruti Udyog, Ltd.                                      5,827             122
Oil & Natural Gas Corp., Ltd.                          72,735           1,501
Oriental Bank of Commerce                             111,000             543
Petronet LNG, Ltd. (AE)                               846,900           1,000
Reliance Industries, Ltd.                             129,810           4,017
State Bank of India, Ltd. - GDR                        66,950           4,345
Sun TV, Ltd.                                           59,191           2,266
Suzlon Energy, Ltd.                                   107,505           2,782
Tata Consultancy Services, Ltd.                         4,333             125
Union Bank of India                                   118,000             297
Videocon Industries, Ltd.                             137,300           1,371
Zee Entertainment Enterprises, Ltd.                   278,963           1,979
                                                                 ------------
                                                                       79,866
                                                                 ------------

Indonesia - 3.2%
Aneka Tambang Tbk PT                                3,141,646           2,693
Astra Agro Lestari Tbk PT                             301,289             437
Astra International Tbk PT                          1,987,277           3,243
Bank Central Asia Tbk PT                              207,500             116
Bank Danamon Indonesia Tbk PT                       1,441,200             934
Bank Mandiri Persero Tbk PT                        12,764,403           3,612
Bank Rakyat Indonesia                              18,616,572          10,843
Perusahaan Gas Negara PT                            1,651,000           1,705
Ramayana Lestari Sentosa Tbk PT                     5,957,500             563

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Telekomunikasi Indonesia Tbk PT                    13,544,200          14,065
Telekomunikasi Indonesia Tbk PT - ADR                  61,600           2,585
                                                                 ------------
                                                                       40,796
                                                                 ------------

Israel - 2.2%
Bank Hapoalim BM                                      974,800           4,522
Bank Leumi Le-Israel BM                             1,186,500           4,653
Check Point Software Technologies (AE)(N)             292,307           6,974
Discount Investment Corp.                               2,511              73
IDB Development Corp., Ltd.                             8,867             286
Israel Chemicals, Ltd.                                471,100           2,907
Partner Communications                                 10,436             129
Tadiran Communications, Ltd.                           13,949             562
Teva Pharmaceutical Industries, Ltd. - ADR (N)        204,400           7,174
                                                                 ------------
                                                                       27,280
                                                                 ------------

Kazakhstan - 0.3%
Halyk Savings Bank Kazakhstan - GDR (AE)              120,000           2,832
Kazkommertsbank - GDR (AE)                             55,300           1,233
                                                                 ------------
                                                                        4,065
                                                                 ------------

Lebanon - 0.0%
Solidere - GDR                                          8,200             137
                                                                 ------------

Luxembourg - 2.3%
Genesis Smaller Companies                             381,784          24,651
Tenaris SA                                                  1              --
Tenaris SA - ADR                                       80,565           3,825
                                                                 ------------
                                                                       28,476
                                                                 ------------

Malaysia - 1.5%
AirAsia BHD (AE)                                    2,220,300             913
Bumiputra-Commerce Holdings BHD                     3,615,342           9,502
Bursa Malaysia BHD                                    410,400           1,290
DRB-Hicom BHD                                         184,700             106
Gamuda BHD                                             57,300             116
Genting BHD                                            57,400             623
Golden Hope Plantations BHD                            33,700              63
IGB Corp. BHD                                         104,800              68
IOI Corp. BHD                                         333,700           1,754
KLCC Property Holdings BHD                            256,000             233
Malaysia International Shipping Corp. BHD (AE)         43,700             111
Petronas Gas BHD                                       39,500             102

                                                      Emerging Markets Fund  111

RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
PLUS Expressways BHD (AE)                             137,100             112
Sime Darby BHD                                        795,700           1,864
SP Setia BHD                                          167,500             287
TAN Chong Motor Holdings BHD                          627,100             240
Tenaga Nasional BHD                                   525,800           1,848
YTL Corp. BHD                                         127,300             269
                                                                 ------------
                                                                       19,501
                                                                 ------------

Mexico - 6.8%
Alfa SAB de CV Class A (N)                            781,800           5,326
America Movil SA de CV (N)                          3,918,700           8,712
America Movil SA de CV
   Series L                                           269,500          11,955
Cemex SAB de CV (AE)(N)                             4,215,756          14,916
Cemex SAB de CV - ADR (AE)                             24,000             849
Corporacion Moctezuma SA de CV                        365,800             964
Fomento Economico Mexicano SA de CV - ADR              31,724           3,809
Grupo Aeroportuario del Pacifico SA de CV - ADR        28,100           1,137
Grupo Aeroportuario del Sureste SAB de CV - ADR
   (N)                                                 21,700             944
Grupo Financiero Banorte SA de CV Class O (N)       1,527,400           6,076
Grupo Mexico SAB de CV                                884,400           3,634
Grupo Modelo SA (N)                                   890,300           4,846
Grupo Televisa SA (N)                                 454,500           2,684
Grupo Televisa SA - ADR                                82,392           2,427
Kimberly-Clark de Mexico SAB de CV Class A             24,500             105
Organizacion Soriana SAB de CV Class B (N)            144,000           1,193
Telefonos de Mexico SA de CV (N)                    1,859,900           2,859
Telefonos de Mexico SA de CV
   Series L                                            48,000           1,474
Urbi Desarrollos Urbanos SA de CV (AE)(N)           1,543,600           5,500
Wal-Mart de Mexico SA de CV                           991,700           4,401
Wal-Mart de Mexico SA de CV - ADR (N)                  71,700           3,162
                                                                 ------------
                                                                       86,973
                                                                 ------------

Netherlands - 0.6%
Pyaterochka Holding NV - GDR (AE)                     228,063           6,215
Zentiva NV                                             26,900           1,621
                                                                 ------------
                                                                        7,836
                                                                 ------------

Oman - 0.1%
Bank Muscat SAOG - GDR                                178,200           2,290
                                                                 ------------

Pakistan - 0.6%
Engro Chemical Pakistan, Ltd.                       1,002,800           3,062
Fauji Fertilizer Co., Ltd.                          1,895,322           3,499

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
ICI Pakistan, Ltd.                                    265,200             562
Pakistan Telecommunication Co., Ltd.                1,152,923           1,049
                                                                 ------------
                                                                        8,172
                                                                 ------------

Philippines - 0.7%
Globe Telecom, Inc.                                    92,090           2,712
Philippine Long Distance Telephone Co.                 75,300           4,050
Philippine Long Distance Telephone Co. - ADR (N)       45,600           2,399
                                                                 ------------
                                                                        9,161
                                                                 ------------

Poland - 0.6%
Bank Pekao SA                                          29,393           2,453
Bank Zachodni WBK SA                                    2,631             235
KGHM Polska Miedz SA                                  105,849           3,216
Polski Koncern Naftowy Orlen                           66,900           1,049
Powszechna Kasa Oszczednosci Bank Polski SA            65,877           1,089
                                                                 ------------
                                                                        8,042
                                                                 ------------

Russia - 6.3%
Kalina                                                 15,100             672
LUKOIL - ADR                                          310,682          24,575
Magnit OAO (AE)                                        52,100           1,894
Mechel - ADR (N)                                       77,600           2,196
MMC Norilsk Nickel - ADR                               34,433           5,819
Mobile Telesystems - ADR                              165,900           8,985
NovaTek OAO - GDR (A)                                  45,000           2,430
Novolipetsk Steel - GDR                                 2,270              56
OAO Gazprom                                           250,000           2,698
OAO Gazprom - ADR (N)                                  87,011           3,737
OAO Gazprom - ADR                                     255,200          10,961
Promstroibank St. Petersburg                          696,000           1,141
RBC Information Systems (AE)                          135,259           1,555
Sberbank RF                                             2,745           9,059
Seventh Continent                                      69,600           1,810
TMK OAO (AE)                                          109,400             952
Unified Energy System - GDR                            10,937           1,274
                                                                 ------------
                                                                       79,814
                                                                 ------------

South Africa - 7.2%
ABSA Group, Ltd.                                      158,975           2,916
African Bank Investments, Ltd.                        284,124           1,141
Alexander Forbes, Ltd. (AE)                           376,300             844
Anglo Platinum, Ltd.                                    7,511             944
AngloGold Ashanti, Ltd.                                22,600           1,070

 112  Emerging Markets Fund

RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
AngloGold Ashanti, Ltd. - ADR (N)                      28,134           1,322
Aspen Pharmacare Holdings, Ltd. (AE)                  533,400           2,552
Aveng, Ltd.                                           787,269           4,213
Barloworld, Ltd.                                      163,375           4,208
Bidvest Group, Ltd.                                    89,400           1,671
Consol, Ltd.                                          547,200           1,428
DataTec, Ltd.                                         270,000           1,253
Edgars Consolidated Stores, Ltd.                      405,900           2,271
FirstRand, Ltd.                                       285,782             910
Foschini, Ltd.                                        261,994           2,267
Impala Platinum Holdings, Ltd.                        246,936           7,097
Investec, Ltd.                                        170,517           2,031
Lewis Group, Ltd.                                      20,097             175
Massmart Holdings, Ltd.                                96,500           1,014
Metropolitan Holdings, Ltd.                           414,744             872
Mittal Steel South Africa, Ltd.                        35,835             536
Murray & Roberts Holdings, Ltd.                        91,910             601
Nampak, Ltd.                                           79,926             247
Naspers, Ltd.                                         139,500           3,517
Network Healthcare Holdings, Ltd. (AE)              1,253,000           2,533
Pick'n Pay Stores, Ltd.                               173,454             808
Pretoria Portland Cement Co., Ltd.                     34,900           2,039
Reunert, Ltd.                                         117,668           1,385
Sanlam, Ltd.                                        2,657,382           6,863
Sasol, Ltd.                                           294,500          10,009
Standard Bank Group, Ltd.                           1,039,896          14,255
Steinhoff International Holdings, Ltd.                757,700           2,613
Tiger Brands, Ltd.                                    149,901           3,576
Truworths International, Ltd.                         440,564           2,098
                                                                 ------------
                                                                       91,279
                                                                 ------------

South Korea - 12.0%
Amorepacific Corp. (AE)                                 4,724           2,820
CJ Home Shopping                                       15,703           1,079
Daewoo Engineering & Construction Co., Ltd. (AE)       11,820             223
Daewoo Shipbuilding & Marine Engineering Co.,
   Ltd. (AE)                                           59,100           1,714
Daum Communications Corp. (AE)(N)                      13,918             812
Dongbu Insurance Co., Ltd.                             21,870             574
GS Engineering & Construction Corp.                    32,324           2,678
Hanjin Shipping Co., Ltd. (AE)(N)                      65,300           1,873
Hankook Tire Co., Ltd. (N)                            305,997           4,485
Hanwha Chem Corp. (AE)(N)                             157,670           2,068
Honam Petrochemical Corp. (AE)                         41,100           3,322
Hynix Semiconductor, Inc. (AE)                         54,000           1,792
Hyosung Corp. (N)(AE)                                  56,900           1,602
Hyundai Development Co. (AE)                           58,100           3,067
Hyundai Heavy Industries (AE)                             903             130
Hyundai Mipo Dockyard (AE)                              9,434           1,177
Hyundai Mobis (AE)                                     42,727           3,463
Hyundai Motor Co. (N)                                  53,070           3,782

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Hyundai Steel Co. (AE)(N)                              89,920           3,142
Industrial Bank of Korea (AE)(N)                      237,400           4,375
KCC Corp.                                              11,624           2,994
Kookmin Bank (AE)                                     183,106          14,567
Kookmin Bank - ADR                                     31,400           2,497
Korea Electric Power Corp. (AE)                       230,880          10,398
Korea Electric Power Corp. - ADR (N)                   24,940             570
Korea Investment Holdings Co., Ltd.                    39,850           1,731
Korean Air Lines Co., Ltd.                              1,769              63
KT Corp.                                               80,670           3,676
KT Corp. - ADR                                         17,100             395
KT&G Corp.                                             41,537           2,528
LG Household & Health Care, Ltd.                       20,740           2,500
LG.Philips LCD Co., Ltd. (AE)(N)                       27,000             753
LIG Non-Life Insurance Co., Ltd. (N)                   35,500             571
Lotte Shopping Co., Ltd.                                4,832           1,881
LS Cable, Ltd.                                          6,300             223
Orion Corp. (AE)                                        4,165           1,093
Poongsan Corp. (AE)                                    56,600           1,145
POSCO                                                  24,981           8,743
Samsung Corp. (N)                                      89,580           2,883
Samsung Electronics Co., Ltd. (N)                      16,250           9,993
Samsung Electronics Co., Ltd. - GDR (p)                18,377           5,564
Samsung Electronics Co., Ltd. - GDR                    15,259           3,517
Samsung Fire & Marine Insurance Co., Ltd.              29,150           4,892
Samsung Securities Co., Ltd. (N)                      103,100           5,015
Shinhan Financial Group Co., Ltd. (AE)(N)             135,330           7,072
Shinsegae Co., Ltd.                                     8,930           5,179
SK Corp.                                               27,579           2,106
SK Telecom Co., Ltd.                                   13,620           2,893
SK Telecom Co., Ltd. - ADR                             14,700             349
Tae Young Corp. (AE)                                   11,339             796
Woori Finance Holdings Co., Ltd. (AE)(N)               92,750           2,167
                                                                 ------------
                                                                      152,932
                                                                 ------------

Taiwan - 9.0%
Acer, Inc.                                            473,514             891
Advantech Co., Ltd.                                 1,106,948           3,496
Asia Cement Corp.                                     960,640             915
AU Optronics Corp.                                  2,746,280           3,645
AU Optronics Corp. - ADR (N)                          127,617           1,714
Benq Corp. (AE)                                     2,016,000             992
Cathay Financial Holding Co., Ltd.                    934,245           2,071
China Steel Corp.                                   6,538,920           6,752
China Steel Corp. - GDR                                39,673             807

                                                      Emerging Markets Fund  113

RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Chunghwa Telecom Co., Ltd.                            198,120             380
CMC Magnetics Corp. (AE)                            6,621,000           2,131
Compal Electronics, Inc. (AE)                       2,170,892           1,961
Compal Electronics, Inc. - GDR (AE)                    34,470             152
D-Link Corp.                                          401,600             565
Delta Electronics, Inc.                             1,182,850           3,862
Evergreen Marine Corp. Taiwan, Ltd.                   810,870             451
Far Eastern Textile Co., Ltd.                       1,348,995           1,139
Faraday Technology Corp.                              317,987             714
First Financial Holding Co., Ltd.                     363,300             265
Formosa Plastics Corp.                              1,168,000           1,965
Foxconn Technology Co., Ltd.                          213,900           2,553
Gigabyte Technology Co., Ltd.                         183,718             137
High Tech Computer Corp.                              347,200           5,140
HON HAI Precision Industry Co., Ltd.                1,848,372          12,630
King Yuan Electronics Co., Ltd.                     1,352,000           1,041
Macronix International (AE)                         3,242,086           1,319
MediaTek, Inc.                                        565,200           6,162
Mega Financial Holding Co., Ltd.                    3,651,000           2,445
Micro-Star International Co., Ltd.                    884,470             650
Mitac International                                 1,435,935           1,744
Nan Ya Plastics Corp.                               1,269,710           2,094
Oriental Union Chemical Corp.                          68,000              43
Phoenixtec Power Co., Ltd.                            565,629             606
POU Chen Corp.                                        648,000             693
Powerchip Semiconductor Corp.                               1              --
Powertech Technology, Inc.                            409,000           1,702
Quanta Computer, Inc.                                 268,710             454
Realtek Semiconductor Corp. (AE)                      560,000             898
Ritek Corp. (AE)                                    2,653,161             681
Siliconware Precision Industries Co.                3,310,625           5,490
Sysware Corp.                                          64,441              67
Taiwan Cement Corp.                                   673,357             577
Taiwan Fertilizer Co., Ltd.                            63,000             112
Taiwan Mobile Co., Ltd.                             2,204,520           2,136
Taiwan Semiconductor Manufacturing Co., Ltd.        8,175,986          16,736
Taiwan Semiconductor Manufacturing Co., Ltd. -
   ADR (N)                                             68,391             746
Teco Electric and Machinery Co., Ltd.               1,415,000             692
Tripod Technology Corp.                               194,000             769
U-Ming Marine Transport Corp.                         715,000           1,036
Uni-President Enterprises Corp.                     2,601,000           2,370
United Microelectronics Corp.                       5,867,935           3,680
Vanguard International Semiconductor Corp.          1,965,947           1,463
Walsin Lihwa Corp. (AE)                               235,000             116
Wintek Corp.                                          797,630             719
Yieh Phui Enterprise                                  807,430             336
Yuanta Core Pacific Securities Co.                  2,249,000           1,701
                                                                 ------------
                                                                      114,606
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Thailand - 1.6%
Airports of Thailand PCL                            1,297,400           1,885
Bank of Ayudhya PCL                                 6,588,900           3,470
Charoen Pokphand Foods PCL                          4,318,500             574
CP 7-Eleven PCL                                     4,849,200             802
Glow Energy PCL                                       942,500             902
Precious Shipping PCL                                 136,200             171
PTT Chemical PCL                                    1,243,032           2,683
PTT PCL                                               647,600           3,709
Rayong Refinery PCL (AE)                            1,780,600             804
Regional Container Lines PCL                          962,600             540
Siam City Bank PCL                                    178,400              83
Siam Commercial Bank PCL                            1,077,400           1,829
Thai Airways International PCL                         36,100              46
Thai Beverage PCL                                  16,080,300           2,880
                                                                 ------------
                                                                       20,378
                                                                 ------------

Turkey - 2.6%
Akcansa Cimento AS                                     75,895             507
Anadolu Efes Biracilik Ve Malt Sanayii AS             194,545           6,363
BIM Birlesik Magazalar AS                              21,300           1,264
Cimsa Cimento Sanayi VE Tica                          263,875           1,726
Eregli Demir ve Celik Fabrikalari TAS                 504,954           3,806
Ford Otomotiv Sanayi AS                               143,300           1,365
Hurriyet Gazetecilik AS                               461,300           1,358
Ihlas Holding AS (AE)                                 816,246             290
Migros Turk TAS (AE)                                  230,523           3,032
Trakya Cam Sanayi AS                                  281,839             814
Tupras Turkiye Petrol Rafine                          140,585           2,499
Turk Hava Yollari (AE)                                105,752             549
Turk Sise ve Cam Fabrikalari AS (AE)                   14,831              59
Turkiye Garanti Bankasi AS                            536,600           2,022
Turkiye Is Bankasi Class C                            976,590           4,652
Ulker Gida Sanayi ve Ticaret AS                        10,228              29
Vestel Elektronik Sanayi ve Ticaret AS (AE)           114,575             285
Yapi ve Kredi Bankasi (AE)                          1,458,077           2,840
                                                                 ------------
                                                                       33,460
                                                                 ------------

United Kingdom - 1.7%
Anglo American PLC                                    263,496          12,277
Astro All Asia Networks PLC                           666,200           1,028
Hikma Pharmaceuticals PLC New                         195,100           1,410
Kazakhmys PLC                                          55,800           1,148
SABMiller PLC                                          77,500           1,771

 114  Emerging Markets Fund

RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Tanjong PLC                                            19,200              81
Tullow Oil PLC                                        567,900           4,446
                                                                 ------------
                                                                       22,161
                                                                 ------------
United States - 1.0%
CTC Media, Inc. (AE)(N)                                55,700           1,198
NII Holdings, Inc. (AE)(N)                             24,500           1,808
Southern Copper Corp. (N)                             151,859           9,491
                                                                 ------------
                                                                       12,497
                                                                 ------------
Venezuela - 0.0%
Siderurgica Venezolana Sivensa SACA (AE)            1,306,495              29
                                                                 ------------

Zimbabwe - 0.0%
Delta Corp., Ltd. (B)                               1,322,627             270
                                                                 ------------

TOTAL COMMON STOCKS
(cost $777,826)                                                     1,163,823
                                                                 ------------
PREFERRED STOCKS - 5.2%
Brazil - 4.0%
Banco Bradesco SA                                      74,637           3,032
Banco Itau Holding Financeira SA                      160,210           5,921
Braskem SA                                            419,235           3,065
Centrais Eletricas Brasileiras SA                 275,316,500           6,222
Cia Brasileira de Distribuicao Grupo Pao de
   Acucar                                          39,980,000           1,308
Cia de Tecidos do Norte de Minas - Coteminas        7,256,440             838
Cia Energetica de Minas Gerais                      6,500,000             311
Cia Energetica de Sao Paulo (AE)                  169,500,000           1,971
Cia Paranaense de Energia (AE)                     98,100,000           1,193
Cia Vale do Rio Doce                                   13,944             394
Duratex SA (AE)                                        19,200             366
Gerdau SA                                              19,400             327
Investimentos Itau SA                                 222,400           1,230
Petroleo Brasileiro SA                                374,000           8,253
Tam SA                                                 58,400           1,889
Usinas Siderurgicas de Minas Gerais SA                359,600          13,578
Weg SA                                                164,800           1,187
                                                                 ------------
                                                                       51,085
                                                                 ------------

Chile - 0.0%
Embotelladora Andina SA                               205,300             612
                                                                 ------------

Colombia - 0.0%
BanColombia SA                                          7,200              54
                                                                 ------------

Russia - 0.2%
Transneft OAO                                             870           2,062
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

South Korea - 1.0%
Hyundai Motor Co.                                       4,520             186
Samsung Electronics Co., Ltd.                          24,919          11,698
                                                                 ------------
                                                                       11,884
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $43,645)                                                         65,697
                                                                 ------------


                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------
OPTIONS PURCHASED - 0.2%
(Number of Contracts)
Brazil - 0.0%
Bovespa Index Futures
   Feb 2007 43,200.00 (BRL) Call (50)                   1,017              43
   Feb 2007 44,162.84 (BRL) Call (270)                  5,614             108
                                                                 ------------
                                                                          151
                                                                 ------------

South Korea - 0.2%
Kospi 200 Index Futures
   Mar 2007 152.00 (KRW)
   Call (96)                                            7,749           1,877
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $1,961)                                                           2,028
                                                                 ------------


                                                      Emerging Markets Fund  115

RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 2.5%
United States - 2.5%
Russell Investment Company
   Money Market Fund                               29,903,000          29,903
United States Treasury Bills (c)(z)(sec.)
   4.969% due 03/15/07                                  2,200           2,188
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $32,091)                                                         32,091
                                                                 ------------

OTHER SECURITIES - 5.2%
Russell Investment Company
   Money Market Fund (X)                           16,403,466          16,403
State Street Securities Lending
   Quality Trust (X)                               50,013,030          50,013
                                                                 ------------

OTHER SECURITIES
(cost $66,416)                                                         66,416
                                                                 ------------

TOTAL INVESTMENTS - 104.7%
(identified cost $921,939)                                          1,330,055

OTHER ASSETS AND LIABILITIES,
NET - (4.7%)                                                          (59,729)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,270,326
                                                                 ============

A portion of the portfolio has been fair valued as of period end.
See accompanying notes which are an integral part of the schedules of investments.

 116  Emerging Markets Fund

RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Hang Seng Index (Hong Kong)
   expiration date 02/07 (89)                               7,292                (64)

JSE-40 Index (South Africa)
   expiration date 03/07 (190)                              6,033                272

MSCI Taiwan Index
   expiration date 02/07 (230)                              7,215                (70)
                                                                     ---------------
Total Unrealized Appreciation (Depreciation) on
   Open Futures
   Contracts                                                                     138
                                                                     ===============

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Brazil
Bovespa Index Futures
   Feb 2007 43,200.00 (BRL) Put (50)                        1,017                 (7)
   Feb 2007 44,162.84 (BRL) Put (270)                       5,614                (38)

South Korea
Kospi 200 Index Futures
   Mar 2007 152.00 (KRW) Put (96)                           7,749               (598)
                                                                     ---------------

Total Liability for Options Written
   (premiums received $565)                                                     (643)
                                                                     ===============

               A portion of the portfolio has been fair valued as of period end. See accompanying notes which are an integral part of the schedules of investments.

                                                      Emerging Markets Fund  117

RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             924   BRL            2,000    03/20/07                 10
USD           1,099   BRL            2,400    03/20/07                 22
USD           2,286   BRL            5,000    03/20/07                 51
USD           5,258   BRL           11,500    03/20/07                117
USD              72   GBP               37    02/01/07                 --
USD             348   GBP              178    02/01/07                  2
USD             124   GBP               63    02/02/07                 --
USD             349   GBP              178    02/02/07                 --
USD           1,232   HKD            9,621    02/05/07                 --
USD           1,827   HKD           14,270    02/05/07                 --
USD              73   HUF           14,436    02/01/07                  1
USD             207   HUF           40,473    02/02/07                 (1)
USD              84   IDR          758,479    02/05/07                 --
USD             434   KRW          400,000    03/20/07                 (9)
USD           1,066   KRW        1,000,000    03/20/07                 (2)
USD           3,589   KRW        3,300,000    03/20/07                (81)
USD           9,111   KRW        8,400,000    03/20/07               (181)
USD           1,119   MXN           12,352    02/01/07                  4
USD              19   THB              686    02/01/07                  1
USD              29   THB            1,044    02/02/07                  1
USD              20   THB              732    02/05/07                  1
USD              36   ZAR              258    03/20/07                 (1)
USD             576   ZAR            4,000    03/20/07                (25)
USD             687   ZAR            5,000    03/20/07                  2
USD             989   ZAR            7,000    03/20/07                (25)
USD           1,759   ZAR           12,500    03/20/07                (37)
USD           6,454   ZAR           45,742    03/20/07               (153)
BRL              38   USD               18    02/01/07                 --
BRL              51   USD               24    02/02/07                 --
BRL           4,293   USD            2,018    02/02/07                 (3)
BRL           1,000   USD              456    03/20/07                (11)
BRL           1,000   USD              457    03/20/07                (10)
BRL           2,000   USD              917    03/20/07                (18)
BRL           2,500   USD            1,163    03/20/07                 (5)
BRL           3,900   USD            1,784    03/20/07                (38)
HKD             156   USD               20    02/01/07                 --
HKD           1,670   USD              214    02/01/07                 --
HKD             990   USD              127    02/01/07                 --
HKD          17,879   USD            2,290    02/02/07                 --
IDR         426,578   USD               47    02/05/07                 --
IDR         460,720   USD               51    02/05/07                 --
KRW         500,000   USD              533    03/20/07                  1
KRW         500,000   USD              533    03/20/07                  2
KRW         500,000   USD              543    03/20/07                 11
KRW         500,000   USD              543    03/20/07                 14

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
KRW         800,000   USD              853    03/20/07                  2
KRW       1,000,000   USD            1,084    03/20/07                 21
KRW       1,000,000   USD            1,080    03/20/07                 17
KRW       2,100,000   USD            2,287    03/20/07                 54
MYR             142   USD               40    02/02/07                 --
MYR             124   USD               35    02/05/07                 --
THB              63   USD                2    02/01/07                 --
THB           2,452   USD               68    02/01/07                 (2)
THB             148   USD                4    02/02/07                 --
THB             550   USD               15    02/02/07                 --
THB          12,606   USD              351    02/02/07                (11)
THB             544   USD               15    02/05/07                 (1)
THB           1,406   USD               39    02/05/07                 (1)
TRY              38   USD               27    02/02/07                 --
ZAR             278   USD               38    02/07/07                 --
ZAR           1,300   USD              183    03/20/07                  4
ZAR           4,000   USD              559    03/20/07                  8
ZAR           4,000   USD              542    03/20/07                 (9)
ZAR           4,000   USD              571    03/20/07                 20
ZAR           4,200   USD              599    03/20/07                 20
ZAR           5,000   USD              691    03/20/07                  3
ZAR           7,000   USD              993    03/20/07                 29
ZAR           9,000   USD            1,262    03/20/07                 22
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                                (184)
                                                           ==============


A portion of the portfolio has been fair valued as of period end.
See accompanying notes which are an integral part of the schedules of investments.

 118  Emerging Markets Fund

RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands

                                                     % OF           MARKET
                                                     NET            VALUE
INDUSTRY DIVERSIFICATION                            ASSETS            $
-----------------------------------------------------------------------------
Auto and Transportation                                   3.5          44,317
Consumer Discretionary                                    4.6          58,802
Consumer Staples                                          5.2          65,834
Financial Services                                       23.2         294,982
Health Care                                               1.3          16,717
Integrated Oils                                           7.7          97,602
Materials and Processing                                 18.4         232,785
Miscellaneous                                             1.9          23,985
Other Energy                                              3.8          47,781
Producer Durables                                         1.7          21,875
Technology                                               10.2         130,007
Utilities                                                15.3         194,833
Options Purchased                                         0.2           2,028
Short-Term Investments                                    2.5          32,091
Other Securities                                          5.2          66,416
                                                 ------------    ------------

Total Investments                                       104.7       1,330,055
Other Assets and Liabilities, Net                        (4.7)        (59,729)
                                                 ------------    ------------

Net Assets                                              100.0       1,270,326
                                                 ============    ============

                                                     % OF           MARKET
                                                     NET            VALUE
GEOGRAPHIC DIVERSIFICATION                          ASSETS            $
-----------------------------------------------------------------------------
Africa                                                    7.2          91,881
Asia                                                     46.3         588,602
Europe                                                   14.1         179,038
Latin America                                            22.2         281,640
Middle East                                               4.3          54,178
United Kingdom                                            1.7          22,244
Other Regions                                             3.7          46,056
Other Securities                                          5.2          66,416
                                                 ------------    ------------

Total Investments                                       104.7       1,330,055
Other Assets and Liabilities, Net                        (4.7)        (59,729)
                                                 ------------    ------------

Net Assets                                              100.0       1,270,326
                                                 ============    ============

               A portion of the portfolio has been fair valued as of period end. See accompanying notes which are an integral part of the schedules of investments.

                                                      Emerging Markets Fund  119

RUSSELL INVESTMENT COMPANY
REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 97.7%
Apartments - 18.1%
Apartment Investment & Management Co. Class A
   (o)                                                414,025          25,930
Archstone-Smith Trust (o)                           1,874,584         118,492
AvalonBay Communities, Inc. (o)                       578,100          85,767
BRE Properties, Inc. Class A (o)(N)                   192,500          13,361
Camden Property Trust (o)                             357,800          28,052
Equity Residential (o)(N)                           1,393,700          78,437
Essex Property Trust, Inc. (o)(N)                     258,650          37,334
Home Properties, Inc. (o)                              69,600           4,475
Mid-America Apartment Communities, Inc. (o)           124,200           7,467
United Dominion Realty Trust, Inc. (o)(N)             471,900          15,474
                                                                 ------------
                                                                      414,789
                                                                 ------------

Diversified - 5.0%
Colonial Properties Trust (o)                         156,200           7,677
iStar Financial, Inc. (o)                             125,700           6,304
Spirit Finance Corp. (o)(N)                           277,600           3,476
Vornado Realty Trust (o)                              799,710          97,844
                                                                 ------------
                                                                      115,301
                                                                 ------------

Free Standing Retail - 0.2%
Realty Income Corp. (o)                               130,000           3,741
                                                                 ------------

Health Care - 6.2%
Health Care Property Investors, Inc. (o)              638,100          26,322
Health Care REIT, Inc. (o)(N)                         536,500          25,113
Healthcare Realty Trust, Inc. (o)(N)                  185,800           7,874
LTC Properties, Inc. (o)                              266,800           7,524
Nationwide Health Properties, Inc. (o)(N)           1,255,500          41,833
Omega Healthcare Investors, Inc. (o)                  288,900           5,238
Senior Housing Properties Trust (o)                   258,100           6,716
Ventas, Inc. (o)(N)                                   473,200          21,885
                                                                 ------------
                                                                      142,505
                                                                 ------------

Industrial - 6.8%
AMB Property Corp. (o)                                620,600          37,764
DCT Industrial Trust, Inc. (o)                        553,500           6,542
EastGroup Properties, Inc. (o)                         70,200           3,843
First Potomac Realty Trust (o)                        145,500           4,369
ProLogis (o)                                        1,608,500         104,553
                                                                 ------------
                                                                      157,071
                                                                 ------------

Lodging/Resorts - 8.5%
Ashford Hospitality Trust, Inc. (o)                   200,000           2,462
DiamondRock Hospitality Co. (o)                       719,150          13,556
FelCor Lodging Trust, Inc. (o)                        233,600           5,156

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Hilton Hotels Corp.                                   846,150          29,945
Hospitality Properties Trust (o)                       67,000           3,270
Host Hotels & Resorts, Inc. (o)(N)                  3,606,964          95,476
LaSalle Hotel Properties (o)                          200,270           9,535
Starwood Hotels & Resorts Worldwide, Inc. (o)         580,975          36,357
                                                                 ------------
                                                                      195,757
                                                                 ------------

Manufactured Homes - 0.5%
Equity Lifestyle Properties, Inc. (o)(N)              184,100          10,168
                                                                 ------------

Mixed Industrial/Office - 1.7%
Duke Realty Corp. (o)                                  56,800           2,506
Liberty Property Trust (o)                            554,700          28,700
PS Business Parks, Inc. (o)                           100,000           7,521
                                                                 ------------
                                                                       38,727
                                                                 ------------

Office - 17.0%
Alexandria Real Estate Equities, Inc. (o)(N)          203,700          22,073
American Financial Realty Trust (o)(N)                355,300           3,972
BioMed Realty Trust, Inc. (o)                         373,900          11,153
Boston Properties, Inc. (o)(N)                        883,050         111,344
Brandywine Realty Trust (o)(N)                        679,721          23,695
Brookfield Properties Corp.                           688,800          32,057
Corporate Office Properties Trust (o)(N)              122,000           6,500
Douglas Emmett, Inc. (o)                              140,100           3,833
Equity Office Properties Trust (o)                    584,350          32,461
Highwoods Properties, Inc. (o)                        271,200          11,851
HRPT Properties Trust (o)                             590,300           7,686
Kilroy Realty Corp. (o)                               229,300          19,912
Mack-Cali Realty Corp. (o)                            327,600          18,228
Maguire Properties, Inc. (o)                           76,600           3,328
Parkway Properties, Inc. (o)(N)                        81,650           4,479
SL Green Realty Corp. (o)                             531,700          77,937
                                                                 ------------
                                                                      390,509
                                                                 ------------

Regional Malls - 15.3%
CBL & Associates Properties, Inc. (o)                 114,500           5,373
General Growth Properties, Inc. (o)                   810,600          49,868
Macerich Co. (The) (o)                                730,700          69,804

 120  Real Estate Securities Fund

RUSSELL INVESTMENT COMPANY
REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Simon Property Group, Inc. (o)                      1,671,900         191,249
Taubman Centers, Inc. (o)                             609,956          35,542
                                                                 ------------
                                                                      351,836
                                                                 ------------

Self Storage - 5.6%
Extra Space Storage, Inc. (o)(N)                      579,600          11,441
Public Storage, Inc. (o)                            1,022,100         111,164
Sovran Self Storage, Inc. (o)                          92,400           5,544
                                                                 ------------
                                                                      128,149
                                                                 ------------

Shopping Centers - 11.0%
Cedar Shopping Centers, Inc. (o)                      140,000           2,345
Developers Diversified Realty Corp. (o)(N)            825,500          55,408
Federal Realty Investors Trust (o)                    660,865          61,738
Kimco Realty Corp. (o)(N)                             665,800          33,024
Kite Realty Group Trust (o)                           129,900           2,533
Regency Centers Corp. (o)                             956,600          83,320
Tanger Factory Outlet Centrs (o)(N)                   197,400           8,014
Weingarten Realty Investors (o)(N)                    139,900           6,926
                                                                 ------------
                                                                      253,308
                                                                 ------------

Specialty - 1.8%
Digital Realty Trust, Inc. (o)(N)                     936,930          33,673
Plum Creek Timber Co., Inc. (o)                       200,000           8,050
                                                                 ------------
                                                                       41,723
                                                                 ------------

TOTAL COMMON STOCKS
(cost $1,267,556)                                                   2,243,584
                                                                 ------------

SHORT-TERM INVESTMENTS - 2.5%
Russell Investment Company
   Money Market Fund                               58,114,000          58,114
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $58,114)                                                         58,114
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

OTHER SECURITIES - 10.5%
Russell Investment Company
   Money Market Fund (X)                           59,722,833          59,723
State Street Securities Lending
   Quality Trust (X)                              182,090,770         182,091
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $241,814)                                                       241,814
                                                                 ------------

TOTAL INVESTMENTS - 110.7%
(identified cost $1,567,484)                                        2,543,512

OTHER ASSETS AND LIABILITIES,
NET - (10.7%)                                                        (245,061)
                                                                 ------------

NET ASSETS - 100.0%                                                 2,298,451
                                                                 ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                Real Estate Securities Fund  121

RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 71.6%
Asset-Backed Securities - 21.6%
ACE Securities Corp. (E)
   Series 2006-HE4 Class A2A
   5.380% due 10/25/36                                  1,097           1,097
American Express Credit Account Master Trust (E)
   Series 2002-2 Class A
   5.430% due 11/16/09                                  1,000           1,000
AmeriCredit Automobile Receivables Trust
   Series 2005-AX Class A3
   3.630% due 01/06/10                                  1,010           1,005
   Series 2006-RM Class A1
   5.370% due 10/06/09                                  2,000           2,000
Argent Securities, Inc. (E)
   Series 2006-M2 Class A2A
   5.370% due 09/25/36                                    403             402
   Series 2006-W4 Class A2A
   5.410% due 05/25/36                                  2,113           2,113
Asset Backed Funding Certificates (E)
   Series 2006-HE1 Class A2A
   5.380% due 01/25/37                                    771             772
Asset Backed Securities Corp. Home Equity (E)
   Series 2002-HE1 Class M1
   6.970% due 03/15/32                                    985             985
Asset Backed Securities Corp. Home Equity Loan
   Trust (E)
   Series 2004-HE6 Class A1
   5.625% due 09/25/34                                    588             587
Banc of America Securities Auto Trust
   Series 2005-WF1 Class A4
   4.080% due 04/18/10                                  3,000           2,947
Bank One Issuance Trust
   Series 2004-B2 Class B2
   4.370% due 04/15/12                                  2,000           1,956
Bear Stearns Asset Backed Securities, Inc. (E)
   Series 2004-BO1 Class 1A1
   5.520% due 09/25/34                                    179             179
BMW Vehicle Owner Trust
   Series 2004-A Class A4
   3.320% due 02/25/09                                  4,950           4,904
Brazos Higher Education Authority, Inc.
   Series 2005-A Class A5
   4.910% due 12/01/40                                  3,250           3,229
Cabela's Master Credit Card Trust (p)
   Series 2006-3A Class A1
   5.260% due 10/15/14                                  2,000           1,991

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
California Infrastructure PG&E-1 Series 1997-1
   Class A8
   6.480% due 12/26/09                                  2,176           2,189
California Infrastructure SCE-1 Series 1997-1
   Class A7
   6.420% due 12/26/09                                  3,550           3,568
Capital Auto Receivables Asset Trust
   Series 2004-2 Class A2
   3.350% due 02/15/08                                  1,250           1,246
   Series 2005-1 Class A4
   4.050% due 07/15/09                                  3,175           3,155
   Series 2006-1 Class A3
   5.030% due 10/15/09                                  2,225           2,215
Capital One Auto Finance Trust
   Series 2005-BSS Class A3
   4.080% due 11/15/09                                  1,834           1,825
Capital One Master Trust
   Series 2002-2A Class A (E)
   5.450% due 01/15/10                                  2,000           2,000
   Series 2002-4A Class A
   4.900% due 03/15/10                                  1,000             999
Capital One Prime Auto Receivables Trust
   Series 2004-3 Class A4
   3.690% due 06/15/10                                  1,000             979
   Series 2004-3 Class B
   3.860% due 08/15/11                                  1,500           1,467
Carmax Auto Owner Trust
   Series 2004-2 Class A4
   3.460% due 09/15/11                                  2,500           2,447
   Series 2005-2 Class A4
   4.340% due 08/15/10                                  2,000           1,962
Caterpillar Financial Asset Trust
   Series 2006-A Class A3
   5.570% due 05/25/10                                  2,000           2,007
Centex Home Equity
   Series 2003-C Class AF4
   4.960% due 04/25/32                                    136             135
Chase Credit Card Master Trust (E)
   Series 2002-1 Class A
   5.420% due 06/15/09                                  2,900           2,900
Chase Manhattan Auto Owner Trust
   Series 2004-A Class A4
   2.830% due 09/15/10                                  1,682           1,652
   Series 2005-A Class A4
   3.980% due 04/15/11                                  1,000             975
   Series 2005-A Class CTFS
   4.040% due 04/15/11                                  1,000             987
   Series 2006-A Class A3
   5.340% due 07/15/10                                  3,770           3,770

 122  Short Duration Bond Fund

RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
CIT Equipment Collateral
   Series 2004-VT1 Class A3
   2.200% due 03/20/08                                    128             128
   Series 2005-VT1 Class A3
   4.120% due 08/20/08                                    753             749
CIT Marine Trust
   Series 1999-A Class A4
   6.250% due 11/15/19                                    551             551
CIT Rv Trust
   Series 1998-A Class A5
   6.120% due 11/15/13                                    237             237
Citibank Credit Card Issuance Trust
   Series 2003-A3 Class A3
   3.100% due 03/10/10                                  1,000             976
   Series 2003-A4 Class A4 (E)
   5.435% due 03/20/09                                  5,000           5,000
   Series 2004-A4 Class A4
   3.200% due 08/24/09                                  3,700           3,656
   Series 2005-A7 Class A7
   4.750% due 10/22/12                                  3,725           3,674
Citigroup Mortgage Loan Trust, Inc. (E)
   Series 2006-WFH Class A1
   5.390% due 08/25/36                                    735             735
   Series 2006-WFH Class A1A
   5.420% due 01/25/36                                  1,918           1,918
Community Program Loan Trust
   Series 1987-A Class A4
   4.500% due 10/01/18                                  1,955           1,924
Countrywide Asset-Backed Certificates (E)
   Series 2001-BC3 Class A
   5.830% due 12/25/31                                    153             153
   Series 2006-15 Class A1
   5.460% due 10/25/46                                  1,044           1,044
   Series 2006-16 Class 2A1
   5.370% due 12/25/46                                    447             447
   Series 2006-17 Class 2A1
   5.370% due 03/25/47                                  1,013           1,013
   Series 2006-23 Class 2A1
   5.428% due 11/25/37                                  4,600           4,599
Credit-Based Asset Servicing and Securitization
   LLC (E)
   Series 2006-CB9 Class A1
   5.410% due 11/25/36                                    785             785
Daimler Chrysler Auto Trust
   Series 2005-A Class A3
   3.490% due 12/08/08                                  1,163           1,157
   Series 2005-A Class A4
   3.740% due 02/08/10                                  9,100           8,951
Discover Card Master Trust I
   Series 2002-2 Class B
   5.450% due 10/15/09                                  1,000             999

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
E-Trade RV and Marine Trust
   Series 2004-1 Class A3
   3.620% due 10/08/18                                  1,300           1,251
Equity One ABS, Inc.
   Series 2003-4 Class M1
   5.369% due 10/25/34                                  1,500           1,485
Fannie Mae Grantor Trust (E)
   Series 2002-T10 Class A1
   5.590% due 06/25/32                                  4,175           4,175
First Franklin Mortgage Loan Asset Backed
   Certificates (E)
   Series 2006-FF1 Class A3
   5.430% due 11/25/36                                  1,263           1,264
   Series 2007-FF1 Class A2A
   5.360% due 01/25/38                                  1,200           1,201
Ford Credit Auto Owner Trust
   Series 2005-A Class A3
   3.480% due 11/15/08                                  4,006           3,982
   Series 2005-B Class A4
   4.380% due 01/15/10                                  1,500           1,481
   Series 2005-B Class B
   4.640% due 04/15/10                                  1,250           1,237
   Series 2005-C Class B
   4.520% due 09/15/10                                  1,000             983
   Series 2006-A Class A3
   5.050% due 03/15/10                                    535             533
   Series 2006-B Class A3
   5.260% due 10/15/10                                    545             544
Franklin Auto Trust
   Series 2003-1 Class A4
   2.270% due 05/20/11                                    422             419
Fremont Home Loan Trust (E)
   Series 2006-E Class 2A1
   5.410% due 01/25/37                                    700             700
GE Capital Credit Card Master Note Trust
   Series 2005-3 Class A
   4.130% due 06/15/13                                  2,000           1,934
   Series 2006-1 Class A
   5.080% due 09/15/12                                  1,480           1,475
GE Commercial Equipment Financing LLC (E)
   Series 2004-1 Class B
   5.550% due 12/20/15                                    468             469
GE Corporate Aircraft Financing LLC (E)(p)
   Series 2004-1A Class B
   6.200% due 01/25/18                                    328             330

                                                   Short Duration Bond Fund  123

RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
GE Dealer Floorplan Master Note Trust (E)
   Series 2004-2 Class B
   5.640% due 07/20/09                                  1,000           1,001
GE-WMC Mortgage Securities LLC (E)
   Series 2006-1 Class A2A
   5.360% due 08/25/36                                    426             426
GMAC Mortgage Corp. Loan Trust
   Series 2004-GH1 Class A2
   4.390% due 12/25/25                                  1,346           1,333
GS Auto Loan Trust
   Series 2006-1 Class A3
   5.370% due 12/15/10                                  1,300           1,300
GSAMP Trust (E)
   Series 2004-SEA Class A2A
   5.640% due 03/25/34                                    482             482
   Series 2007-FM1 Class A2A
   5.390% due 12/25/36                                    900             900
Harley-Davidson Motorcycle Trust
   Series 2002-2 Class A2
   3.090% due 06/15/10                                    977             972
   Series 2003-4 Class A2
   2.690% due 04/15/11                                  1,698           1,665
   Series 2006-3 Class A3
   5.240% due 01/15/12                                  4,850           4,844
Honda Auto Receivables Owner Trust
   Series 2003-3 Class A4
   2.770% due 11/21/08                                    917             916
   Series 2003-4 Class A4
   2.790% due 03/16/09                                    556             552
   Series 2003-5 Class A4
   2.960% due 04/20/09                                  1,711           1,694
   Series 2004-3 Class A4
   3.280% due 02/18/10                                  2,300           2,248
   Series 2005-2 Class A4
   4.150% due 10/15/10                                  1,850           1,820
   Series 2006-3 Class A3
   5.120% due 10/15/10                                  1,250           1,245
Household Automotive Trust
   Series 2005-3 Class A2
   4.700% due 01/20/09                                    603             603
Household Private Label Credit Card Master Note
   Trust I (E)
   Series 2002-2 Class A
   5.490% due 01/18/11                                  5,000           5,001
HSI Asset Securitization Corp. Trust (E)
   Series 2006-HE2 Class 2A1
   5.370% due 12/25/36                                    493             493
Hyundai Auto Receivables Trust
   Series 2004-A Class A3
   2.970% due 05/15/09                                    423             419

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-A Class A3
   3.980% due 11/16/09                                  1,500           1,484
Illinois Power Special Purpose Trust
   Series 1998-1 Class A6
   5.540% due 06/25/09                                    913             913
Indymac Residential Asset Backed Trust (E)
   Series 2006-E Class 2A1
   5.380% due 04/25/37                                    583             584
JP Morgan Mortgage Acquisition Corp. (E)
   Series 2006-WMC Class A2
   5.370% due 08/25/36                                    523             522
Lehman XS Trust (E)
   Series 2006-9 Class A1A
   5.420% due 05/25/46                                    430             430
Long Beach Auto Receivables Trust
   Series 2005-B Class A3
   4.406% due 05/15/10                                  1,500           1,490
Long Beach Mortgage Loan Trust (E)
   Series 2004-4 Class 1A1
   5.650% due 10/25/34                                    203             203
Marlin Leasing Receivables LLC (p)
   Series 2005-1A Class A3
   4.630% due 11/17/08                                  1,650           1,639
Mastr Asset Backed Securities Trust (E)
   Series 2006-HE5 Class A1
   5.410% due 11/25/36                                    900             901
MBNA Master Credit Card Trust (E)
   Series 2000-D Class A
   5.520% due 09/15/09                                  3,460           3,461
Merrill Auto Trust Securitization
   Series 2005-1 Class A3
   4.100% due 08/25/09                                  3,000           2,979
Merrill Lynch Mortgage Investors, Inc. (E)
   Series 2006-RM5 Class A2A
   5.570% due 10/25/37                                  1,738           1,738
Nelnet Education Loan Funding, Inc.
   Series 2001-A Class A1
   5.760% due 07/01/12                                  1,392           1,397
Nelnet Student Loan Trust (E)
   Series 2006-3 Class A1
   5.338% due 09/25/12                                    600             600
Nissan Auto Lease Trust
   Series 2005-A Class A3
   4.700% due 10/15/08                                  2,899           2,889

 124  Short Duration Bond Fund

RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust
   Series 2004-A Class A4
   2.760% due 07/15/09                                  3,481           3,423
   Series 2005-A Class A3
   3.540% due 10/15/08                                    916             911
   Series 2005-B Class A3
   3.990% due 07/15/09                                  1,653           1,640
Nomura Home Equity Loan, Inc.
   Series 2006-AF1 Class A1
   6.032% due 10/25/36                                  1,826           1,824
Onyx Acceptance Grantor Trust
   Series 2005-A Class A4
   3.910% due 09/15/11                                  2,000           1,963
Option One Mortgage Loan Trust (E)
   Series 2007-1 Class 2A1
   5.370% due 01/25/37                                    900             900
Park Place Securities, Inc. (E)
   Series 2004-MCW Class A1
   5.632% due 10/25/34                                  2,588           2,590
PBG Equipment Trust (p)
   Series 1998-1A Class A
   6.270% due 01/20/12                                    307             307
Peco Energy Transition Trust
   Series 1999-A Class A6
   6.050% due 03/01/09                                  4,277           4,279
   Series 2001-A Class A1
   6.520% due 12/31/10                                  1,248           1,295
PG&E Energy Recovery Funding LLC
   Series 2005-1 Class A2
   3.870% due 06/25/11                                  2,486           2,443
   Series 2005-2 Class A1
   4.850% due 06/25/11                                    969             963
Popular ABS Mortgage Pass-Through Trust
   Series 2005-3 Class AF3
   4.437% due 07/25/35                                  2,000           1,967
Providian Gateway Master Trust (p)
   Series 2004-FA Class A
   3.650% due 11/15/11                                  1,200           1,184
Public Service New Hampshire Funding LLC
   Series 2001-1 Class A2
   5.730% due 11/01/10                                    803             806
Railcar Leasing LLC (p)
   Series 1997-1 Class A2
   7.125% due 01/15/13                                    920             953
Residential Asset Mortgage Products, Inc. (E)
   Series 2006-RZ4 Class A1A
   5.430% due 10/25/36                                  1,135           1,135
Residential Asset Securities Corp. (E)
   Series 2006-KS6 Class A1
   5.360% due 08/25/36                                    592             592

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2006-KS9 Class AI1
   5.420% due 11/25/36                                  1,055           1,055
Saxon Asset Securities Trust (E)
   Series 2006-3 Class A1
   5.380% due 11/25/36                                    546             546
SBI Heloc Trust (E)(p)
   Series 2006-1A Class 1A2A
   5.490% due 08/25/36                                    642             642
Securitized Asset Backed Receivables LLC Trust
   (E)
   Series 2007-HE1 Class A2A
   5.380% due 12/25/36                                  1,200           1,199
SLM Student Loan Trust
   Series 2003-4 Class A5B (p)
   3.390% due 03/15/33                                  3,000           2,893
   Series 2006-10 Class A1 (E)
   5.345% due 07/25/13                                  3,900           3,899
Soundview Home Equity Loan Trust (E)
   Series 2006-EQ1 Class A1
   5.400% due 10/25/36                                    904             904
   Series 2006-EQ2 Class A1
   1.704% due 01/25/37                                  3,900           3,900
Structured Asset Securities Corp. (E)
   Series 2005-WF3 Class A1
   5.450% due 07/25/35                                    322             322
   Series 2006-BC3 Class A2
   5.370% due 10/25/36                                  1,113           1,114
Susquehanna Auto Lease Trust (p)
   Series 2005-1 Class A3
   4.430% due 06/16/08                                  4,000           3,975
   Series 2005-1 Class B
   4.710% due 07/14/08                                  1,700           1,686
   Series 2006-1 Class A3
   5.210% due 03/16/09                                  1,000             998
Toyota Auto Receivables Owner Trust
   Series 2003-B Class A4
   2.790% due 01/15/10                                  2,980           2,977
Triad Auto Receivables Owner Trust
   Series 2006-A Class A3
   4.770% due 01/12/11                                  2,000           1,987
USAA Auto Owner Trust
   Series 2004-2 Class A3
   3.030% due 06/16/08                                    487             486
   Series 2004-2 Class A4
   3.580% due 02/15/11                                  1,700           1,679
   Series 2005-2 Class A4
   4.170% due 02/15/11                                  4,000           3,923

                                                   Short Duration Bond Fund  125

RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2006-4 Class A2
   5.160% due 11/16/09                                  4,000           3,992
Wachovia Auto Owner Trust
   Series 2004-A Class A3
   3.190% due 06/20/08                                    292             291
   Series 2004-A Class A4
   3.660% due 07/20/10                                  7,500           7,429
   Series 2004-B Class A3
   2.910% due 04/20/09                                  1,743           1,726
Wells Fargo Financial Auto Owner Trust
   Series 2004-A Class A4
   2.670% due 08/16/10                                  1,615           1,595
Wells Fargo Home Equity Trust (E)
   Series 2005-4 Class AI1 (p)
   5.470% due 12/25/35                                  1,082           1,082
   Series 2006-3 Class A1
   5.380% due 01/25/37                                    600             600
Whole Auto Loan Trust
   Series 2003-1 Class B
   2.240% due 03/15/10                                     11              11
World Omni Auto Receivables Trust
   Series 2006-A Class A2
   5.050% due 10/15/08                                  1,565           1,564
                                                                 ------------
                                                                      254,598
                                                                 ------------

Certificate of Deposits - 1.0%
Bank of Ireland
   5.400% due 01/15/10                                  2,700           2,699
Fortis Bank
   5.265% due 04/28/08                                  1,700           1,700
Nordea Bank Finland PLC
   5.308% due 05/28/08                                    600             599
Royal Bank of Canada
   5.420% due 06/30/08                                  1,600           1,599
Royal Bank of Scotland
   5.290% due 07/03/08                                  2,400           2,399
Societe Generale
   5.271% due 06/30/08                                  2,700           2,705
                                                                 ------------
                                                                       11,701
                                                                 ------------

Corporate Bonds and Notes - 20.2%
Abbott Laboratories (N)
   3.500% due 02/17/09                                  2,000           1,935
Allstate Financial Global Funding (p)
   2.500% due 06/20/08                                  4,080           3,922
Altria Group, Inc. (N)
   7.650% due 07/01/08                                  1,500           1,541
American Express Bank (E)
   Series BKNT
   5.410% due 10/20/09                                    800             800

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
American Express Centurion Bank
   Series bknt (E)
   5.320% due 05/07/08                                    700             700
   Series BKNT
   4.375% due 07/30/09                                  3,665           3,595
American Express Credit Corp. (E)
   5.380% due 11/09/09                                  1,200           1,200
American Honda Finance Corp. (E)(p)
   5.413% due 03/09/09                                  1,300           1,302
American International Group, Inc.
   4.700% due 10/01/10                                  2,695           2,641
Ameritech Capital Funding Corp.
   6.250% due 05/18/09                                  2,000           2,016
Anadarko Petroleum Corp. (E)
   5.760% due 09/15/09                                  1,200           1,203
Associates Corp. of North America
   6.250% due 11/01/08 (N)                              3,274           3,323
   8.550% due 07/15/09                                    750             805
AT&T, Inc. (E)
   5.464% due 05/15/08                                  2,600           2,602
Bank of America Corp.
   6.375% due 02/15/08                                  8,652           8,714
   5.375% due 06/19/09 (E)                              3,800           3,802
Bank One Corp.
   2.625% due 06/30/08                                  5,675           5,469
BankAmerica Corp.
   7.125% due 03/01/09                                  1,500           1,549
Bear Stearns Cos., Inc. (The)
   2.875% due 07/02/08                                  4,700           4,546
   5.465% due 08/21/09 (E)                              2,300           2,302
   5.350% due 02/01/12                                  2,000           1,995
   Series MTNB (E)
   5.454% due 03/30/09                                    900             901
BellSouth Corp. (E)
   5.474% due 08/15/08                                  1,300           1,301
Calyon NY (E)
   Series YCD
   5.340% due 01/16/09                                  1,200           1,200
Caterpillar, Inc.
   7.250% due 09/15/09                                  3,150           3,292
CIT Group, Inc.
   5.000% due 11/24/08                                  7,050           7,008
   4.250% due 02/01/10                                  2,325           2,251
Citigroup Global Markets Holdings, Inc. (E)
   Series MTNM
   5.390% due 03/07/08                                  1,600           1,601

 126  Short Duration Bond Fund

RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Citigroup, Inc.
   5.416% due 01/30/09 (E)                              2,200           2,201
   6.200% due 03/15/09 (N)                              5,700           5,802
   5.393% due 12/28/09 (E)                              2,100           2,100
   4.625% due 08/03/10                                  1,500           1,469
Consolidated Edison Co. of New York, Inc. (N)
   Series B
   7.150% due 12/01/09                                  2,000           2,091
Credit Suisse First Boston USA, Inc. (E)
   5.483% due 12/09/08                                  3,500           3,506
DaimlerChrysler North America Holding Corp. (E)
   5.820% due 08/03/09                                    800             802
Deutsche Bank Financial, Inc.
   7.500% due 04/25/09                                  3,300           3,437
Exelon Generation Co. LLC
   6.950% due 06/15/11                                  3,650           3,838
FleetBoston Financial Corp.
   6.375% due 05/15/08                                  4,185           4,231
General Electric Capital Corp.
   4.000% due 06/15/09 (N)                              1,650           1,605
   5.430% due 01/20/10 (E)                              1,300           1,302
   4.875% due 10/21/10                                 10,050           9,926
   5.474% due 10/21/10 (E)                              2,000           2,003
   Series mtn (E)
   5.390% due 10/26/09                                  1,400           1,400
General Electric Co. (E)
   5.393% due 12/09/08                                  1,000           1,001
GMAC LLC (N)
   6.000% due 12/15/11                                    100              99
Goldman Sachs Group, Inc.
   7.350% due 10/01/09                                  1,000           1,050
   5.760% due 10/07/11 (E)(N)                           3,000           3,032
   Series MTNB (E)
   5.690% due 07/23/09                                  2,000           2,013
Hertz Vehicle Financing LLC (p)
   Series 2005-2A Class A2
   4.930% due 02/25/10                                  2,500           2,479
HSBC Bank USA NA (E)(N)
   Series BKNT
   5.493% due 06/10/09                                    300             301
HSBC Finance Corp.
   6.500% due 11/15/08                                 10,130          10,327
   5.506% due 12/05/08 (E)                                300             301
John Deere Capital Corp. (E)
   5.424% due 04/15/08                                    700             701
   5.424% due 07/15/08                                    800             800
Lehman Brothers Holdings, Inc.
   5.400% due 11/24/08 (E)                              2,400           2,401
   5.475% due 08/21/09 (E)(N)                           1,000           1,001
   7.875% due 08/15/10                                  1,000           1,074

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series MTNG
   3.950% due 11/10/09                                  2,800           2,703
   5.624% due 11/10/09 (E)                                400             402
Lehman Brothers, Inc. (N)
   6.625% due 02/15/08                                  1,500           1,513
Merrill Lynch & Co., Inc.
   4.831% due 10/27/08                                  3,925           3,894
   5.577% due 07/25/11 (E)                              1,100           1,103
   Series MTN (E)
   5.464% due 08/14/09                                    800             800
   Series MTNB (E)
   5.466% due 01/30/09                                  1,100           1,101
   Series MTNC
   5.430% due 06/16/08 (E)                                200             200
   5.489% due 08/22/08 (E)                                600             601
   4.125% due 01/15/09                                  1,000             978
Metropolitan Life Global Funding I (p)
   5.750% due 07/25/11                                  4,000           4,057
Morgan Stanley
   3.625% due 04/01/08                                  3,000           2,938
   5.390% due 11/21/08 (E)                                600             600
   3.875% due 01/15/09                                  2,000           1,949
   Series GMTN (E)
   5.485% due 02/09/09                                    700             701
   Series MTN (E)
   5.450% due 01/15/10                                  1,600           1,600
National City Bank
   Series BKNT
   4.250% due 01/29/10                                  3,375           3,259
Northern States Power Co.
   6.875% due 08/01/09                                  3,000           3,096
Ohio Edison Co.
   4.000% due 05/01/08                                  3,685           3,617
Principal Life Global Funding I (p)
   3.625% due 04/30/08                                  1,250           1,219
   2.800% due 06/26/08                                  5,600           5,399
Prudential Financial, Inc.
   3.750% due 05/01/08                                  1,475           1,438
SBC Communications, Inc.
   4.125% due 09/15/09                                  5,330           5,171
SLM Corp.
   3.625% due 03/17/08                                  7,200           7,059
Unicredito Italiano NY (E)
   Series YCD
   5.370% due 05/29/08                                    800             798

                                                   Short Duration Bond Fund  127

RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
US Bank NA
   Series BKNT
   4.125% due 03/17/08                                  1,600           1,573
Wachovia Bank NA
   Series BKNT
   4.375% due 08/15/08                                  2,250           2,217
   Series DPNT (E)
   5.406% due 03/23/09                                    500             500
Wachovia Corp.
   5.625% due 12/15/08                                  8,200           8,247
   5.506% due 10/15/11 (E)                              3,400           3,404
Wal-Mart Stores, Inc. (E)
   5.265% due 06/16/08                                  1,700           1,698
Wells Fargo & Co.
   4.125% due 03/10/08 (N)                                820             809
   6.250% due 04/15/08                                  8,337           8,411
   5.460% due 09/15/09 (E)                              2,900           2,905
   4.200% due 01/15/10                                  1,600           1,555
   5.426% due 03/23/10 (E)                              3,000           3,002
Westpac Banking Corp. (E)
   Series DPNT
   5.280% due 06/06/08                                    500             500
Xcel Energy, Inc.
   3.400% due 07/01/08                                    925             898
                                                                 ------------
                                                                      237,724
                                                                 ------------

International Debt - 4.4%
ANZ National International, Ltd. (E)(p)
   5.415% due 08/07/09                                  2,600           2,598
Arran Residential Mortgages Funding PLC (E)(A)
   Series 2006-1A Class A1B
   5.340% due 04/12/36                                    733             733
Bank of Ireland (E)
   5.375% due 12/19/08                                  1,200           1,200
Diageo Capital PLC (E)
   5.546% due 11/10/08                                  1,400           1,401
DNB Nor Bank ASA (E)(p)
   5.430% due 10/13/09                                    700             700
Eksportfinans A/S (N)
   4.750% due 12/15/08                                  7,800           7,744
HBOS Treasury Services PLC (p)
   3.750% due 09/30/08                                  1,000             973
ICICI Bank, Ltd. (E)(A)
   5.900% due 01/12/10                                  1,100           1,103
Inter-American Development Bank
   Series GMTN
   5.250% due 06/16/08                                  2,500           2,504
Interstar Millennium Trust (E)
   Series 2004-2G Class A
   5.560% due 03/14/36                                  1,316           1,318

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Kreditanstalt fuer Wiederaufbau
   5.250% due 05/19/09 (N)                              6,080           6,089
   4.875% due 10/19/09                                  2,765           2,747
National Australia Bank, Ltd. (E)(p)
   5.393% due 09/11/09                                    800             800
Royal Bank of Scotland PLC (E)(p)
   5.424% due 07/21/08                                  1,500           1,501
Santander US Debt SA Unipersonal (E)(p)
   5.376% due 11/20/08                                  1,500           1,500
Siemens Financieringsmaatschappij NV (E)(p)
   5.424% due 08/14/09                                  3,700           3,700
Svensk Exportkredit AB (N)
   4.625% due 02/17/09                                 10,305          10,171
Transocean, Inc. (E)
   5.591% due 09/05/08                                    800             801
Unicredit Luxembourg Finance SA (E)(p)
   5.410% due 10/24/08                                  3,900           3,900
VTB Capital SA (E)(p)
   5.970% due 08/01/08                                    700             701
                                                                 ------------
                                                                       52,184
                                                                 ------------

Mortgage-Backed Securities - 18.9%
American Home Mortgage Investment Trust (E)
   Series 2004-3 Class 5A
   4.290% due 10/25/34                                  1,819           1,782
   Series 2004-4 Class 4A
   4.390% due 02/25/45                                    588             578
Banc of America Commercial Mortgage, Inc.
   Series 2004-2 Class A1
   2.764% due 11/10/38                                  1,071           1,044
Banc of America Funding Corp.
   Series 2005-D Class A1 (E)
   4.114% due 05/25/35                                  8,650           8,439
   Series 2006-2 Class 2A18
   5.750% due 03/25/36                                  3,264           3,269
Banc of America Mortgage Securities, Inc.
   Series 2004-2 Class 2A1
   5.250% due 03/25/34                                  1,006             998
   Series 2004-2 Class 5A1
   6.500% due 10/25/31                                    265             268

 128  Short Duration Bond Fund

RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Bear Stearns Adjustable Rate Mortgage Trust
   Series 2003-1 Class 5A1
   5.450% due 04/25/33                                    475             469
   Series 2003-8 Class 2A1 (E)
   4.782% due 01/25/34                                    411             405
Bear Stearns Alt-A Trust
   Series 2005-4 Class 23A1
   5.390% due 05/25/35                                  1,136           1,134
Bear Stearns Asset Backed Securities, Inc.
   Series 2003-AC3 Class A1
   4.000% due 07/25/33                                    424             414
Bear Stearns Commercial Mortgage Securities
   Series 1998-C1 Class A1
   6.340% due 06/16/30                                    165             165
   Series 1999-C1 Class A2
   6.020% due 02/14/31                                  2,000           2,015
   Series 2001-TOP Class A1
   5.060% due 11/15/16                                    407             404
   Series 2003-PWR Class A1
   3.432% due 05/11/39                                    596             575
   Series 2003-T10 Class A1
   4.000% due 03/13/40                                  1,330           1,283
   Series 2003-T12 Class A1
   2.960% due 08/13/39                                    732             713
Bear Stearns Mortgage Funding Trust (E)
   Series 2007-AR1 Class 2A1
   5.390% due 06/26/36                                  1,400           1,400
Citigroup Commercial Mortgage Trust (E)(p)
   Series 2006-FL2 Class A1
   5.390% due 11/15/36                                    996             996
Commercial Mortgage Pass Through Certificates
   Series 1999-1 Class A2
   6.455% due 05/15/32                                    873             882
   Series 2004-LB2 Class A2
   3.600% due 03/10/39                                  1,000             967
Countrywide Alternative Loan Trust
   Series 2003-6T2 Class A1
   6.500% due 06/25/33                                    100             100
   Series 2003-J2 Class A1
   6.000% due 10/25/33                                    418             412
   Series 2004-12C Class 1A1
   5.000% due 07/25/19                                  2,521           2,462
   Series 2005-34C Class 1A6
   5.500% due 09/25/35                                  3,268           3,262
   Series 2005-73C Class 1A8
   5.500% due 01/25/36                                  3,061           3,042
   Series 2006-OA1 Class A1 (E)
   5.500% due 02/20/47                                    790             789

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Countrywide Home Loan Mortgage Pass Through
   Trust (E)
   Series 2005-HYB Class 5A1
   5.250% due 02/20/36                                  1,106           1,098
Credit Suisse First Boston Mortgage Securities
   Corp.
   Series 2003-C4 Class A2
   3.908% due 08/15/36                                  1,000             978
   Series 2003-CK2 Class A1
   3.006% due 03/15/36                                    626             613
   Series 2004-C1 Class A1
   2.254% due 01/15/37                                    678             668
   Series 2005-C5 Class A1
   5.046% due 08/15/38                                  3,229           3,200
Deutsche ALT-A Securities, Inc. Alternate Loan
   Trust (E)
   Series 2007-AR1 Class A3B
   5.390% due 01/25/47                                    800             800
Fannie Mae
   6.000% due 2008                                         47              47
   5.500% due 2009                                      1,240           1,240
   6.000% due 2010                                        111             111
   6.500% due 2010                                        102             104
   6.000% due 2011                                        136             137
   6.500% due 2011                                         79              80
   4.500% due 2013                                      2,200           2,149
   5.000% due 2013                                      2,215           2,189
   5.500% due 2013                                        280             280
   6.000% due 2013                                        328             332
   6.000% due 2014                                      1,653           1,672
   5.500% due 2016                                      1,031           1,028
   5.000% due 2017                                         87              85
   5.500% due 2017                                      1,639           1,638
   6.000% due 2017                                        175             177
   5.000% due 2018                                      3,719           3,648
   5.000% due 2019                                        463             453
   5.000% due 2020                                        313             306
   5.000% due 2021                                        976             955
   5.500% due 2022                                      1,180           1,169
   5.500% due 2033                                         74              73
   6.000% due 2033                                         27              27
   5.500% due 2034                                      9,121           9,003
   4.662% due 2035 (E)                                    485             481
   4.664% due 2035 (E)                                  3,749           3,702
   4.908% due 2035 (E)                                 31,103          30,811
   5.500% due 2035                                     19,233          18,927

                                                   Short Duration Bond Fund  129

RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   6.077% due 2041 (E)                                    917             928
   6.027% due 2042 (E)                                    669             676
Fannie Mae REMICS
   Series 2003-129 Class PQ
   4.500% due 07/25/33                                    149             148
   Series 2003-16 Class BH
   5.000% due 03/25/17                                  2,359           2,330
   Series 2003-24 Class PU
   3.500% due 11/25/15                                    230             222
   Series 2003-46 Class PQ
   3.000% due 06/25/19                                    651             648
   Series 2003-62 Class OD
   3.500% due 04/25/26                                  1,250           1,203
   Series 2003-63 Class GU
   4.000% due 07/25/33                                  1,447           1,422
   Series 2003-67 Class TA
   3.000% due 08/25/17                                  3,130           2,923
   Series 2003-75 Class NB
   3.250% due 08/25/18                                    529             505
   Series 2004-17 Class HA
   3.000% due 01/25/19                                  1,877           1,725
   Series 2004-21 Class QA
   4.000% due 11/25/17                                    811             806
Federal Home Loan Bank System
   Series 2004- Class 1
   3.920% due 09/25/09                                  1,390           1,350
   Series 2005-058 Class H
   4.750% due 10/25/10                                  3,303           3,267
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities (E)
   Series 2005-63 Class 1A1
   5.958% due 02/25/45                                  1,168           1,166
Freddie Mac
   6.000% due 2009                                         41              41
   8.000% due 2010                                         11              12
   6.000% due 2010                                         78              78
   6.000% due 2011                                        149             150
   6.000% due 2032                                        381             384
   6.000% due 2033                                        665             669
   4.919% due 2035 (E)                                    864             857
Freddie Mac Gold
   5.500% due 2008                                         58              57
   6.500% due 2008                                         42              42
   5.500% due 2009                                        139             139
   6.000% due 2009                                         43              44
   6.500% due 2009                                        201             203
   6.000% due 2011                                        219             221
   6.000% due 2013                                        105             106
   5.500% due 2014                                        458             456
   6.000% due 2014                                        111             112
   6.000% due 2016                                        468             476
   5.500% due 2017                                        809             806
   5.000% due 2018                                        506             496

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   6.000% due 2028                                        113             113
   5.500% due 2029                                        793             785
   6.000% due 2029                                        233             234
   6.000% due 2031                                        309             312
Freddie Mac REMICS
   Series 1993-164 Class PD
   4.500% due 09/15/08                                     18              18
   Series 2002-241 Class PE
   6.000% due 10/15/21                                  3,227           3,258
   Series 2003-255 Class PB
   5.500% due 08/15/30                                     19              19
   Series 2003-258 Class NS
   3.250% due 09/15/15                                  1,116           1,076
   Series 2003-261 Class JA
   3.760% due 03/15/29                                  1,182           1,132
   Series 2003-262 Class KP
   2.870% due 12/15/16                                  2,591           2,435
   Series 2003-263 Class CD
   4.000% due 10/15/26                                  1,500           1,454
   Series 2003-268 Class MX
   4.000% due 07/15/16                                  1,946           1,882
   Series 2004-276 Class EA
   4.500% due 04/15/13                                    943             935
   Series 2004-276 Class NL
   3.250% due 03/15/14                                  3,202           3,076
   Series 2004-282 Class EA
   4.500% due 11/15/15                                  2,627           2,586
   Series 2004-285 Class BA
   4.500% due 02/15/20                                  1,256           1,231
   Series 2005-305 Class AP
   5.500% due 01/15/27                                  2,292           2,292
   Series 2006-314 Class LF (E)
   5.620% due 05/15/36                                    600             601
GE Capital Commercial Mortgage Corp.
   Series 2001-3 Class A1
   5.560% due 06/10/38                                    806             808
   Series 2004-C3 Class A1
   3.752% due 07/10/39                                  1,775           1,736
   Series 2005-C1 Class A1
   4.012% due 06/10/48                                  1,131           1,109
Ginnie Mae I
   6.000% due 12/15/08                                     45              45
   9.500% due 12/15/17                                      1               1
Ginnie Mae II (E)
   5.750% due 07/20/27                                    100             101
   5.000% due 02/20/32                                    180             181

 130  Short Duration Bond Fund

RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Government National Mortgage Association
   Series 2004-78 Class A
   3.590% due 11/16/17                                  2,520           2,448
Greenpoint Mortgage Funding Trust (E)
   Series 2006-AR6 Class A1A
   5.430% due 10/25/46                                    993             994
   Series 2006-AR8 Class 1A1A
   5.430% due 01/25/47                                    800             800
GSR Mortgage Loan Trust
   Series 2004-7 Class 1A1
   3.393% due 06/25/34                                  1,432           1,429
Harborview Mortgage Loan Trust (E)
   Series 2006-12 Class 2A11
   5.440% due 12/19/36                                  1,874           1,873
Impac CMB Trust (E)
   Series 2004-2 Class A2
   5.850% due 04/25/34                                    194             194
Indymac Index Mortgage Loan Trust (E)
   Series 2006-AR1 Class 1A1A
   5.440% due 11/25/46                                    747             747
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2002-C2 Class A1
   4.326% due 12/12/34                                    710             691
   Series 2005-LDP Class A1
   4.655% due 08/15/42                                  1,477           1,456
   4.613% due 10/15/42                                  1,722           1,700
   Series 2005-LDP Class A2
   4.790% due 10/15/42                                  2,150           2,106
LB-UBS Commercial Mortgage Trust
   Series 2003-C1 Class A1
   2.720% due 03/15/27                                    955             935
   Series 2003-C3 Class A1
   2.599% due 05/15/27                                  1,493           1,454
Lehman Brothers Floating Rate Commercial
   Mortgage Trust (E)(p)
   Series 2006-LLF Class A1
   5.400% due 09/15/21                                    639             639
Mellon Residential Funding Corp. (E)
   Series 2000-TBC Class A1
   5.560% due 06/15/30                                  1,056           1,056
Merrill Lynch Mortgage Trust
   Series 2006-C1 Class A1
   5.528% due 05/12/39                                  2,482           2,485
Morgan Stanley Capital I
   Series 2003-T11 Class A1
   3.260% due 06/13/41                                  1,151           1,125
   Series 2004-T13 Class A1
   2.850% due 09/13/45                                    484             471
   Series 2005-HQ6 Class A1
   4.646% due 08/13/42                                  1,685           1,657

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Morgan Stanley Dean Witter Capital I
   Series 2002-HQ Class A2
   6.090% due 04/15/34                                    113             113
Prime Mortgage Trust (E)
   Series 2004-CL1 Class 1A2
   5.720% due 02/25/34                                    201             201
   Series 2004-CL1 Class 2A2
   5.720% due 02/25/19                                     47              47
Residential Accredit Loans, Inc.
   Series 2003-QS1 Class A1
   5.000% due 09/25/18                                  3,239           3,150
Salomon Brothers Mortgage Securities VII, Inc.
   Series 2003-UP2 Class A1
   4.000% due 12/25/18                                    863             816
Structured Asset Mortgage Investments, Inc. (E)
   Series 2002-AR3 Class A1
   5.680% due 09/19/32                                     49              50
Structured Asset Securities Corp. (E)
   Series 2001-21A Class 1A1
   7.213% due 01/25/32                                     48              48
Thornburg Mortgage Securities Trust (E)
   Series 2006-6 Class A1
   5.430% due 12/25/36                                    793             792
Vendee Mortgage Trust
   Series 2001-3 Class J
   6.500% due 05/15/08                                    229             229
Wachovia Auto Owner Trust
   Series 2005-B Class A4
   4.840% due 04/20/11                                  1,250           1,239
Wachovia Bank Commercial Mortgage Trust
   Series 2002-C2 Class A2
   4.043% due 11/15/34                                  1,771           1,718
   Series 2003-C4 Class A1
   3.003% due 04/15/35                                  1,097           1,073
   Series 2006-WL7 Class A1 (E)(p)
   5.410% due 09/15/21                                  3,023           3,023
Washington Mutual, Inc.
   Series 2002-AR1 Class A6
   4.816% due 10/25/32                                    484             482
   Series 2002-AR6 Class A (E)
   6.227% due 06/25/42                                    365             365
   Series 2002-AR9 Class 1A (E)
   6.158% due 08/25/42                                    736             736

                                                   Short Duration Bond Fund  131

RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2004-AR1 Class A2A (E)
   5.745% due 11/25/34                                  1,457           1,463
   Series 2005-AR1 Class A1A1 (E)
   5.640% due 10/25/45                                    320             321
   Series 2006-AR1 Class 2A (E)
   5.846% due 09/25/46                                    792             792
Wells Fargo Mortgage Backed Securities Trust
   Series 2005-9 Class 1A1
   4.750% due 10/25/35                                  2,593           2,548
   Series 2006-AR2 Class 2A1
   4.950% due 03/25/36                                  1,184           1,166
                                                                 ------------
                                                                      223,168
                                                                 ------------

Non-US Bonds - 0.0%
Landwirtschaftliche Rentenbank
   0.650% due 09/30/08                            JPY  60,000             497
                                                                 ------------

United States Government Agencies - 0.4%
Federal Home Loan Bank System
   3.750% due 08/18/09                                  1,500           1,454
   Series DE08
   5.925% due 04/09/08                                  1,600           1,612
   Series HK10
   Zero coupon due 04/27/10                               531             502
Freddie Mac
   5.810% due 04/04/08                                  1,000           1,006
                                                                 ------------
                                                                        4,574
                                                                 ------------

United States Government Treasuries - 5.1%
United States Treasury Notes
   3.875% due 05/15/09                                  9,500           9,291
   4.250% due 11/15/14                                 52,866          50,923
                                                                 ------------
                                                                       60,214
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $852,705)                                                       844,660
                                                                 ------------

PREFERRED STOCKS - 0.2%
Financial Services - 0.2%
DG Funding Trust (E)(A)                                   219           2,307
                                                                 ------------
TOTAL PREFERRED STOCKS
(cost $2,307)                                                           2,307
                                                                 ------------


                                                   NOTIONAL         MARKET
                                                    AMOUNT          VALUE
                                                      $               $
-----------------------------------------------------------------------------
OPTIONS PURCHASED - 0.1%
(Number of Contracts)
Eurodollar Futures
   Mar 2007 92.00 Put (292)                            67,160               2
   Jun 2007 91.00 Put (201)                            45,728               1

                                                   NOTIONAL         MARKET
                                                    AMOUNT          VALUE
                                                      $               $
-----------------------------------------------------------------------------
   Jun 2007 91.25 Put (316)                            72,088               2
   Sep 2007 91.75 Put (60)                             13,763              --
   Dec 2007 91.25 Put (777)                           177,253               5
   Mar 2008 91.75 Put (450)                           103,219               3
Swaptions
(Fund Pays/Fund Receives)
   EUR Three Month LIBOR/
   EUR 3.96%
   Jul 2007 0.00 Call (1)                               3,910               2
   GBP Three Month LIBOR/
   GBP 5.08%
   Jun 2007 0.00 Call (1)                               1,965              --
   GBP Six Month LIBOR/
   GBP 5.08%
   Jun 2007 0.00 Call (1)                               3,144              --
   USD Three Month LIBOR/
   USD 5.17%
   Feb 2007 0.00 Call (1)                               9,500              --
   USD Three Month LIBOR/
   USD 5.08%
   Apr 2007 0.00 Call (1)                               6,900               8
   USD Six Month LIBOR/
   USD 5.00%
   Apr 2008 0.00 Call (1)                              27,800             164
   USD Three Month LIBOR/
   USD 5.20%
   May 2007 0.00 Call (1)                              20,800              40
   USD Three Month LIBOR/
   USD 5.25%
   Jun 2007 0.00 Call (1)                              18,000              51
   USD Six Month LIBOR/
   USD 4.85%
   Jul 2007 0.00 Call (1)                              20,000               2
   USD Three Month LIBOR/
   USD 4.90%
   Jul 2007 0.00 Call (1)                              23,000             161
   USD Three Month LIBOR/
   USD 5.25%
   Jul 2007 0.00 Call (1)                              18,000              69
   USD Three Month LIBOR/
   USD 4.90%
   Aug 2007 0.00 Call (2)                              21,000              96
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $689)                                                               606
                                                                 ------------

 132  Short Duration Bond Fund

RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 27.0%
Abbey National NA LLC
   5.225% due 03/07/07                                 18,400          18,339
Allstate Financial Global Funding (p)
   5.250% due 02/01/07                                  3,100           3,100
American General Finance Corp. (E)
   Series MTNG
   5.406% due 03/23/07                                    200             200
ASIF Global Financing XVIII (p)
   3.850% due 11/26/07                                  2,984           2,946
Bank of America Corp.
   5.230% due 03/20/07                                  7,900           7,868
Bank of Montreal
   7.800% due 04/01/07                                  2,500           2,508
Bank One NA
   Series BKNT
   3.700% due 01/15/08                                  1,470           1,449
Barclays Bank PLC
   5.320% due 01/16/08                                  8,800           8,799
Barclays US Funding Corp.
   5.250% due 02/20/07                                  7,800           7,778
BellSouth Corp. (E)
   5.499% due 11/15/07                                  1,200           1,201
BNP Paribas
   5.293% due 07/03/07                                  3,900           3,898
BNP Paribas Financial, Inc.
   5.228% due 02/22/07                                 11,670          11,634
British Aerospace Finance, Inc. (p)
   7.000% due 07/01/07                                    900             904
British Telecommunications PLC
   7.000% due 05/23/07                                  1,700           1,706
Capital One Auto Finance Trust
   Series 2006-C Class A1
   5.340% due 12/14/07                                    539             539
CIT Group, Inc. (E)(N)
   5.595% due 09/20/07                                  3,800           3,806
Citigroup, Inc. (E)
   5.430% due 06/04/07                                  1,000           1,000
Daimlerchrysler NA Holding Corp.
   5.345% due 06/22/07                                  2,700           2,642
Dexia Delaware LLC
   5.260% due 02/01/07                                 13,370          13,334
Federal Farm Credit Bank
   Series 1984-
   12.250% due 02/01/07                                   864             864
Federal Home Loan Bank Discount Note (c)(z)
   Zero Coupon due 02/23/07                             4,000           3,988
FedEx Corp. (E)
   5.455% due 08/08/07                                    800             801
Ford Motor Credit Co.
   7.750% due 02/15/07 (N)                                200             200
   6.315% due 03/21/07 (E)                              2,800           2,800
   8.371% due 11/02/07 (E)(N)                             200             203

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
France Treasury Bills BTF
   Zero Coupon due 04/05/07                             1,300           1,684
Freddie Mac Gold
   4.000% due 2007                                        731             724
   4.000% due 2008                                        613             601
   4.500% due 2008                                        661             657
General Electric Capital Corp.
   5.200% due 07/30/07                                  8,300           8,290
Ginnie Mae I
   7.000% due 11/15/07                                      1               1
Goldman Sachs Group, Inc. (E)
   5.495% due 10/05/07                                  2,000           2,002
HBOS Treasury Services PLC
   5.235% due 03/15/07                                  8,665           8,613
   3.500% due 11/30/07 (p)                              2,000           1,969
HSBC Bank USA
   5.230% due 04/23/07                                  1,300           1,285
HSBC Finance Corp. (E)
   5.410% due 02/28/07                                  3,200           3,200
Inter-American Development Bank
   6.375% due 10/22/07                                  5,305           5,347
International Lease Finance Corp.
   5.625% due 06/01/07                                  1,600           1,601
   Series MTNP
   3.125% due 05/03/07                                  2,200           2,188
JP Morgan Chase & Co.
   5.224% due 03/28/07                                 11,200          11,111
MGM Mirage
   9.750% due 06/01/07                                  1,200           1,214
National Rural Utilities
   Cooperative Finance Corp. (N)
   Series MTNC
   6.500% due 03/01/07                                  2,200           2,201
New York Life Global Funding (E)(p)
   5.460% due 02/26/07                                  2,500           2,500
Ontario Electricity Financial Corp.
   6.100% due 01/30/08                                  4,000           4,026
Pepco Holdings, Inc.
   5.500% due 08/15/07                                    400             400
Pricoa Global Funding I (E)(p)
   5.457% due 01/25/08                                  1,400           1,402
Principal Life Global Funding I (p)
   5.125% due 06/28/07                                  2,000           1,997
Province of New Brunswick Canada
   3.500% due 10/23/07                                  3,671           3,622
Russell Investment Company Money Market Fund       80,110,553          80,110

                                                   Short Duration Bond Fund  133

RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Santander US Debt SA
   Universal (E)(p)
   5.375% due 09/21/07                                    500             500
Siemens Capital Co. LLC
   5.220% due 02/22/07                                 11,690          11,654
Skandinaviska Enskilda Banken
   5.273% due 07/06/07                                  3,400           3,399
Societe Generale
   5.258% due 06/11/07                                    600             600
Societe Generale NA
   5.225% due 05/10/07                                 19,470          19,232
Texas Eastern Transmission, LP
   5.250% due 07/15/07                                  2,900           2,893
TIAA Global Markets, Inc. (p)
   5.000% due 03/01/07                                  3,625           3,624
UBS Financial Del LLC
   5.225% due 06/01/07                                 20,100          19,927
United States Treasury Bills (c)(z)(sec.)
   4.921% due 03/15/07                                    250             249
   4.926% due 03/15/07                                    950             945
   4.932% due 03/15/07                                  1,500           1,492
   4.939% due 03/15/07                                     30              30
   4.967% due 03/15/07                                    100              99
US Bancorp
   Series MTNN
   5.100% due 07/15/07                                  1,650           1,647
Wachovia Corp. (E)
   Series *
   5.410% due 07/20/07                                  3,500           3,502
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $319,191)                                                       319,045
                                                                 ------------

OTHER SECURITIES - 1.8%
Russell Investment Company
   Money Market Fund (X)                            5,343,576           5,344
State Street Securities Lending
   Quality Trust (X)                               16,292,191          16,292
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $21,636)                                                         21,636
                                                                 ------------

TOTAL INVESTMENTS - 100.7%
(identified cost $1,196,528)                                        1,188,254

OTHER ASSETS AND LIABILITIES,
NET - (0.7%)                                                           (8,666)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,179,588
                                                                 ============

See accompanying notes which are an integral part of the schedules of investments.

 134  Short Duration Bond Fund

RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Euribor Futures
   expiration date 09/07 (1)                                  312                 (1)
   expiration date 12/07 (35)                              10,929                 (4)

Eurodollar Futures (CME)
   expiration date 06/07 (137)                             32,419                (66)
   expiration date 09/07 (1,081)                          256,048             (1,031)
   expiration date 12/07 (1,476)                          349,941             (1,099)
   expiration date 03/08 (440)                            104,379               (292)
   expiration date 06/08 (26)                               6,170                  3
   expiration date 09/08 (26)                               6,172                  2
   expiration date 12/08 (111)                             26,350                (22)

LIBOR Futures
   expiration date 06/07 (14)                               3,238                (20)
   expiration date 09/07 (19)                               4,394                (27)
   expiration date 12/07 (16)                               3,701                (22)
   expiration date 06/08 (11)                               2,550                 --

United States Treasury 2 Year Notes
   expiration date 03/07 (241)                             49,066               (199)

Short Positions
United States Treasury Bonds
   expiration date 03/07 (248)                             27,311                807
                                                                     ---------------

Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts                                                                  (1,971)
                                                                     ===============

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Eurodollar Futures
   Mar 2007 94.75 Put (13)                                  3,079                 (4)

Swaptions
(Fund Pays/Fund Receives)
   EUR Three Month LIBOR/ EUR 4.100%
   Jul 2007 0.00 Call (1)                                   1,303                 (3)
   GBP Three Month LIBOR/ GBP 4.850%
   Jun 2007 0.00 Call (1)                                     589                 --
   GBP Six Month LIBOR/ GBP 4.850%
   Jun 2007 0.00 Call (1)                                     982                 (1)
   USD Three Month LIBOR/ USD 5.240%
   Feb 2007 0.00 Call (1)                                   4,100                 (2)
   USD Three Month LIBOR/ USD 5.220%
   Apr 2007 0.00 Call (1)                                   3,000                (17)
   USD Three Month LIBOR/ USD 5.320%
   May 2007 0.00 Call (1)                                   9,100                (77)
   USD Three Month LIBOR/ USD 5.000%
   Jul 2007 0.00 Call (1)                                  10,000                (33)
   USD Three Month LIBOR/ USD 5.370%
   Jul 2007 0.00 Call (1)                                   8,000                (93)
   USD Six Month LIBOR/ USD 4.950%
   Jul 2007 0.00 Call (1)                                   4,200                (62)
   USD Three Month LIBOR/ USD 4.900%
   Aug 2007 0.00 Call (1)                                   3,000                (10)
   USD Three Month LIBOR/ USD 5.000%
   Aug 2007 0.00 Call (1)                                   1,000                 (5)
   USD Three Month LIBOR/ USD 5.100%
   Feb 2008 0.00 Call (1)                                  12,000               (107)
                                                                     ---------------

Total Liability for Options Written
   (premiums received $592)                                                     (414)
                                                                     ===============

           See accompanying notes which are an integral part of the schedules of investments.

                                                   Short Duration Bond Fund  135

RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD              11   GBP                5    02/01/07                 --
USD              79   GBP               40    02/22/07                 --
EUR           1,699   USD            2,206    02/27/07                (12)
GBP             107   USD              207    02/22/07                 (3)
JPY          27,292   USD              225    02/15/07                 (1)
JPY          31,325   USD              268    02/15/07                  8
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                                  (8)
                                                           ==============

INTEREST RATE SWAP CONTRACTS
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                MARKET
        COUNTER              NOTIONAL                                                     TERMINATION           VALUE
         PARTY                AMOUNT          FUND RECEIVES           FUND PAYS               DATE                $
-----------------------   --------------   -------------------   --------------------   ----------------   ----------------
                                                                 Consumer Price Index
BNP Paribas                 EUR    1,200   2.090%                (France)                   10/15/10                     19
Lehman Brothers             GBP    1,500   4.500%                Six Month LIBOR            09/20/09                    (68)
Merrill Lynch               GBP    1,600   4.500%                Six Month LIBOR            09/20/09                    (72)
UBS                         USD   42,500   5.000%                Three Month LIBOR          06/20/09                   (190)
                                                                                                           ----------------

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - $99                                 (311)
                                                                                                           ================

CREDIT DEFAULT SWAP CONTRACTS
--------------------------------------------------------------------------------------------------------------
                                                    NOTIONAL                                         MARKET
          REFERENCE                  COUNTER         AMOUNT     FUND RECEIVES     TERMINATION        VALUE
            ENTITY                    PARTY             $         FIXED RATE          DATE             $
------------------------------   ----------------   ---------   --------------   --------------   ------------
Brazilian Government
   International Bond            Lehman Brothers        1,900   0.240%              11/20/07                 1
Brazilian Government
   International Bond            Lehman Brothers        3,200   1.120%              11/20/11                25
Dow Jones CDX High Volatility
   4 Index                       Bank of America        2,000   0.650%              12/20/16                13
Ford Motor Credit Co.            Merrill Lynch          3,200   1.700%              06/20/07                14
Gaz Capital for Gazprom          JP Morgan              2,700   0.415%              11/20/07                 1
Gaz Capital for Gazprom          Morgan Stanley         1,400   0.860%              11/20/11                 6
Republic of Indonesia            Royal Bank of
                                    Scotland            1,000   0.400%              12/20/08                --
Republic of Panama               Deutsche Bank            300   0.250%              12/20/08                --
Russia Government
   International Bond            Merrill Lynch          1,000   0.305%              12/20/08                --
SoftBank Corp.                   Deutsche Bank         30,000   2.300%              09/20/07                 2
                                                                                                  ------------

Total Market Value of Open Credit Default Swap Contracts Premiums Paid (Received) - ($11)                   62
                                                                                                  ============

See accompanying notes which are an integral part of the schedules of investments.

 136  Short Duration Bond Fund

RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 95.8%
Auto and Transportation - 4.1%
Arctic Cat, Inc. (N)                                    4,800              89
CH Robinson Worldwide, Inc. (N)                        12,120             643
Expeditors International Washington, Inc.              32,000           1,366
FedEx Corp. (N)                                        12,350           1,363
Fuel Systems Solutions, Inc. (AE)(N)                    7,100             158
Grupo Aeroportuario del Centro Norte Sab de CV -
   ADR (AE)                                             3,600              87
Grupo Aeroportuario del Sureste SAB de CV - ADR         2,000              87
Keystone Automotive Industries, Inc. (AE)               2,900             104
Union Pacific Corp.                                     3,600             364
United Parcel Service, Inc. Class B                    40,900           2,956
US Airways Group, Inc. (AE)(N)                          6,164             345
                                                                 ------------
                                                                        7,562
                                                                 ------------

Consumer Discretionary - 20.7%
Activision, Inc. (AE)(N)                                7,300             124
Advance Auto Parts, Inc.                                6,200             235
AFC Enterprises (AE)(N)                                 5,100              85
AMN Healthcare Services, Inc. (AE)(N)                   6,300             163
Bare Escentuals, Inc. (AE)(N)                           1,700              62
Bright Horizons Family Solutions, Inc. (AE)(N)          2,000              78
Buca, Inc. (AE)(N)                                     19,900             113
Buffalo Wild Wings, Inc. (AE)(N)                        2,700             137
Casual Male Retail Group, Inc. (AE)                    12,000             150
Coach, Inc. (AE)                                       18,450             846
Costco Wholesale Corp.                                 12,100             680
Crown Media Holdings, Inc. Class A (AE)(N)             12,100              49
Deckers Outdoor Corp. (AE)(N)                           3,400             198
dELIA*s, Inc. (AE)(N)                                  10,100             104
Design Within Reach, Inc. (AE)(N)                      14,900              81
DeVry, Inc. (N)                                         5,000             141
Diamond Management & Technology Consultants,
   Inc. Class A (N)                                    10,800             135
Dolby Laboratories, Inc. Class A (AE)                   3,500             117
Dollar General Corp. (N)                               13,000             220
eBay, Inc. (AE)                                       106,200           3,440
Electronic Arts, Inc. (AE)                             53,070           2,653
Ezcorp, Inc. Class A (AE)(N)                            9,000             151
Gap, Inc. (The) (N)                                    16,000             307
Google, Inc. Class A (AE)                              11,589           5,810
Gray Television, Inc. (N)                              12,400             111
Great Wolf Resorts, Inc. (AE)(N)                       12,000             169
Houston Wire & Cable Co. (AE)(N)                        7,700             182
Iconix Brand Group, Inc. (AE)(N)                        6,082             121
International Game Technology                          60,380           2,624
ITT Educational Services, Inc. (AE)(N)                  1,900             147

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Las Vegas Sands Corp. (AE)                             10,540           1,097
Leapfrog Enterprises, Inc. Class A (AE)(N)             22,200             238
LIFE TIME FITNESS, INC. (AE)(N)                         1,800              98
Local.com Corp. (AE)(N)                                 9,800              40
Lowe's Cos., Inc.                                      44,300           1,493
MGM Mirage (AE)                                        25,400           1,777
Multimedia Games, Inc. (AE)(N)                         11,100             115
New Frontier Media, Inc.                               10,600              97
News Corp. Class A                                     61,580           1,432
On Assignment, Inc. (AE)(N)                             5,400              70
Parlux Fragrances, Inc. (AE)(N)                        19,300             112
Revlon, Inc. Class A (AE)(N)                           75,500              97
Sears Holdings Corp. (AE)(N)                            1,900             336
Sharper Image Corp. (AE)(N)                             7,600              74
Staples, Inc.                                         156,400           4,023
Starbucks Corp. (AE)                                   59,716           2,086
Starwood Hotels & Resorts Worldwide, Inc. (o)          10,980             687
Take-Two Interactive Software, Inc. (AE)(N)             3,600              63
Target Corp.                                            2,768             170
TeleTech Holdings, Inc. (AE)(N)                         3,400              92
Time Warner, Inc.                                      19,800             433
Topps Co., Inc. (The) (N)                              14,900             147
Urban Outfitters, Inc. (AE)(N)                         28,600             698
Valuevision Media, Inc. Class A (AE)(N)                 9,700             119
Viacom, Inc. Class A (AE)                               8,700             354
Wal-Mart Stores, Inc.                                  42,800           2,041
WebSideStory, Inc. (AE)(N)                             10,800             155
Weight Watchers International, Inc.                    21,060           1,138
WMS Industries, Inc. (AE)(N)                            1,700              67
                                                                 ------------
                                                                       38,782
                                                                 ------------

Consumer Staples - 9.8%
Altria Group, Inc.                                      9,760             853
Boston Beer Co., Inc. Class A (AE)(N)                   2,600              91
Coca-Cola Co. (The)                                    26,815           1,284
Colgate-Palmolive Co.                                  18,900           1,291
PepsiCo, Inc.                                          74,821           4,881
Procter & Gamble Co.                                   80,060           5,193
Sysco Corp.                                            33,300           1,151
Walgreen Co.                                           49,000           2,220
Whole Foods Market, Inc.                               14,900             644

                                                         Select Growth Fund  137

RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Wild Oats Markets, Inc. (AE)(N)                        10,200             148
WM Wrigley Jr Co. (N)                                  11,110             572
                                                                 ------------
                                                                       18,328
                                                                 ------------

Financial Services - 11.3%
Advent Software, Inc. (AE)(N)                           7,000             250
American Express Co.                                   12,200             710
American International Group, Inc.                     18,048           1,235
Automatic Data Processing, Inc.                        36,600           1,747
Charles Schwab Corp. (The)                             48,860             924
Chicago Mercantile Exchange Holdings, Inc. Class
   A                                                    5,480           3,087
First Cash Financial Services, Inc. (AE)(N)             2,700              63
GFI Group, Inc. (AE)(N)                                 1,000              64
Goldman Sachs Group, Inc.                               6,810           1,445
HealthExtras, Inc. (AE)(N)                              4,400             113
Hypercom Corp. (AE)(N)                                 16,700             101
IntercontinentalExchange, Inc. (AE)(N)                 17,000           2,219
Merrill Lynch & Co., Inc.                               4,500             421
MGIC Investment Corp. (N)                               3,200             198
Moody's Corp.                                          22,000           1,574
Morgan Stanley                                          4,600             381
Paychex, Inc. (N)                                      48,600           1,945
Pico Holdings, Inc. (AE)(N)                             3,800             163
PMI Group, Inc. (The) (N)                               4,900             234
State Street Corp.                                     30,160           2,143
UBS AG                                                 13,120             827
Western Union Co. (The)                                59,200           1,323
                                                                 ------------
                                                                       21,167
                                                                 ------------

Health Care - 17.5%
Abbott Laboratories                                     5,600             297
Albany Molecular Research, Inc. (AE)(N)                 7,900              80
Allergan, Inc.                                         29,390           3,430
Amedisys, Inc. (AE)(N)                                  2,666              86
American Medical Systems Holdings, Inc. (AE)(N)         4,300              86
Amgen, Inc. (AE)                                       23,446           1,650
Applera Corp. - Celera Group (AE)                       8,700             138
Baxter International, Inc.                             41,210           2,046
Biogen Idec, Inc. (AE)                                  8,100             392
Boston Scientific Corp. (AE)(N)                         9,443             174
Bruker BioSciences Corp. (AE)                          20,400             152
Celgene Corp. (AE)(N)                                  27,283           1,465
Cerner Corp. (AE)(N)                                    2,500             112
Charles River Laboratories International, Inc.
   (AE)                                                 2,500             112
Cholestech Corp. (AE)(N)                                5,400              91
Covance, Inc. (AE)                                      1,400              86
Cutera, Inc. (AE)(N)                                    2,400              68
DaVita, Inc. (AE)(N)                                    2,600             142

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
DOV Pharmaceutical, Inc. (AE)(N)                       40,600              18
Genentech, Inc. (AE)                                   30,200           2,639
Genzyme Corp. (AE)                                     21,500           1,413
Gilead Sciences, Inc. (AE)                             35,285           2,269
GTx, Inc. (AE)(N)                                       9,100             169
Healthcare Services Group (N)                           4,100             119
Healthways, Inc. (AE)(N)                                1,100              50
Hemispherx Biopharma, Inc. (AE)(N)                     19,200              40
Henry Schein, Inc. (AE)(N)                              1,900              96
Humana, Inc. (AE)                                       3,075             171
Illumina, Inc. (AE)(N)                                  1,300              53
Intralase Corp. (AE)(N)                                 5,200             128
Inverness Medical Innovations, Inc. (AE)(N)             2,600             107
Johnson & Johnson                                      24,100           1,610
Medco Health Solutions, Inc. (AE)                      12,205             723
Medtronic, Inc.                                        24,978           1,335
Merck & Co., Inc.                                       7,590             340
Neose Technologies, Inc. (AE)                          16,300              36
NuVasive, Inc. (AE)(N)                                  3,700              90
Oxigene, Inc. (AE)(N)                                  10,400              45
Palatin Technologies, Inc. (AE)(N)                     18,700              44
Phase Forward, Inc. (AE)                                4,100              55
PolyMedica Corp. (N)                                    1,500              60
PSS World Medical, Inc. (AE)(N)                         2,900              58
Schering-Plough Corp.                                   7,500             187
Sepracor, Inc. (AE)(N)                                  2,800             160
Stryker Corp.                                          18,000           1,115
Tercica, Inc. (AE)(N)                                  17,800              92
Teva Pharmaceutical Industries, Ltd. - ADR             35,100           1,232
Thermo Fisher Scientific, Inc. (AE)                    36,120           1,728
UnitedHealth Group, Inc.                               67,980           3,553
Ventana Medical Systems, Inc. (AE)                      1,900              80
WellPoint, Inc. (AE)                                    3,061             240
Wyeth                                                   3,900             193
Zimmer Holdings, Inc. (AE)                             21,000           1,769
Zoll Medical Corp. (AE)(N)                              2,500             157
                                                                 ------------
                                                                       32,781
                                                                 ------------

Materials and Processing - 2.5%
Alcoa, Inc. (N)                                         6,900             223
Archer-Daniels-Midland Co.                             20,335             651
Caraustar Industries, Inc. (AE)(N)                     15,300             122
EI Du Pont de Nemours & Co.                             4,200             208
Harsco Corp.                                            1,300             112
Housevalues, Inc. (AE)(N)                              20,100             105

 138  Select Growth Fund

RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Insituform Technologies, Inc. Class A (AE)              4,400             123
Monsanto Co.                                           24,630           1,357
Praxair, Inc.                                          26,000           1,639
SAIC, Inc. (AE)(N)                                      5,900             109
Sequenom, Inc. (AE)(N)                                 18,800              87
                                                                 ------------
                                                                        4,736
                                                                 ------------

Miscellaneous - 3.3%
3M Co.                                                  3,000             223
Foster Wheeler, Ltd. (AE)(N)                            2,900             155
General Electric Co.                                  153,028           5,517
Textron, Inc.                                           3,461             322
                                                                 ------------
                                                                        6,217
                                                                 ------------

Other Energy - 1.5%
Baker Hughes, Inc. (N)                                  4,100             283
Cameron International Corp. (AE)(N)                     4,476             235
ENSCO International, Inc.                               2,200             112
Foundation Coal Holdings, Inc. (N)                      2,900              96
Hercules Offshore, Inc. (AE)(N)                         3,100              82
Petroquest Energy, Inc. (AE)(N)                        11,300             147
Range Resources Corp. (N)                              10,937             336
Schlumberger, Ltd.                                      5,194             330
Weatherford International, Ltd. (AE)                   16,520             667
XTO Energy, Inc.                                       11,950             603
                                                                 ------------
                                                                        2,891
                                                                 ------------

Producer Durables - 3.4%
American Tower Corp. Class A (AE)(N)                   22,890             912
Arris Group, Inc. (AE)                                  4,300              61
Baldor Electric Co. (N)                                 2,600              92
Boeing Co.                                              4,200             376
C-COR, Inc. (AE)(N)                                    10,500             144
CalAmp Corp. (AE)(N)                                   13,100             104
Cohu, Inc. (N)                                          6,800             136
Credence Systems Corp. (AE)(N)                         32,900             160
Crown Castle International Corp. (AE)(N)                3,500             123
Deere & Co.                                             9,290             932
Distributed Energy Systems Corp. (AE)(N)               25,700              81
Entegris, Inc. (AE)(N)                                 11,027             118
ESCO Technologies, Inc. (AE)(N)                         2,200             105
FARO Technologies, Inc. (AE)                            6,600             164
Goodrich Corp. (N)                                      5,600             275
Intevac, Inc. (AE)(N)                                   6,922             153
Kla-Tencor Corp.                                       29,800           1,467
L-1 Identity Solutions, Inc. (AE)(N)                    5,500              79
Polycom, Inc. (AE)(N)                                   7,000             235
Radyne Corp. (AE)(N)                                   11,300             118
SBA Communications Corp. Class A (AE)(N)                6,500             193

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United Technologies Corp.                               4,622             314
Zygo Corp. (AE)(N)                                      6,200              95
                                                                 ------------
                                                                        6,437
                                                                 ------------

Technology - 20.8%
Actuate Corp. (AE)(N)                                  16,200              85
Akamai Technologies, Inc. (AE)(N)                       1,200              67
Amdocs, Ltd. (AE)                                       4,500             156
Apple, Inc. (AE)                                       25,514           2,187
Applied Micro Circuits Corp. (AE)(N)                   29,200             100
Art Technology Group, Inc. (AE)(N)                     46,100             118
AsiaInfo Holdings, Inc. (AE)(N)                        19,100             150
Aspen Technology, Inc. (AE)(N)                          5,400              55
Avistar Communications Corp. (AE)                      48,900              83
Bottomline Technologies, Inc. (AE)                     10,900             143
Broadcom Corp. Class A (AE)                            56,950           1,818
Captaris, Inc. (AE)(N)                                 15,100             133
Centillium Communications, Inc. (AE)                   26,526              56
Cisco Systems, Inc. (AE)                              119,020           3,165
Citrix Systems, Inc. (AE)(N)                            2,900              92
Corning, Inc. (AE)                                     35,300             736
Daktronics, Inc. (N)                                    3,500             121
DealerTrack Holdings, Inc. (AE)                         3,500              97
Dell, Inc. (AE)                                        57,680           1,399
Digital River, Inc. (AE)(N)                             1,600              82
Ditech Networks, Inc. (AE)(N)                          13,000              93
Equinix, Inc. (AE)(N)                                   2,000             168
Gartner, Inc. (AE)(N)                                  17,000             372
Harmonic, Inc. (AE)(N)                                 22,700             205
Hewlett-Packard Co.                                    11,700             506
Integrated Device Technology, Inc. (AE)(N)              9,700             147
Intuit, Inc. (AE)                                      54,600           1,717
Iomega Corp. (AE)(N)                                   17,400              68
JDS Uniphase Corp. (AE)(N)                             13,549             241
LCC International, Inc. Class A (AE)(N)                28,500             115
Marvell Technology Group, Ltd. (AE)                     8,115             148
Microsoft Corp.                                       119,142           3,677
Napster, Inc. (AE)(N)                                  23,400              94
National Semiconductor Corp.                           24,900             576
Network Appliance, Inc. (AE)                           34,290           1,289
Newport Corp. (AE)(N)                                   9,000             180
Novell, Inc. (AE)                                       8,600              62
Nuance Communications, Inc. (AE)(N)                    16,600             191
Nvidia Corp. (AE)                                      33,080           1,014
Opsware, Inc. (AE)(N)                                  10,900              87
PMC - Sierra, Inc. (AE)(N)                             17,900             113

                                                         Select Growth Fund  139

RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
QLogic Corp. (AE)(N)                                    5,800             106
Qualcomm, Inc.                                        120,200           4,527
Research In Motion, Ltd. (AE)                          11,830           1,512
Safeguard Scientifics, Inc. (AE)(N)                    35,500              94
Salesforce.com, Inc. (AE)(N)                            2,100              92
SanDisk Corp. (AE)                                     67,530           2,715
SAP AG - ADR                                           12,000             556
Seachange International, Inc. (AE)(N)                  18,400             184
Seagate Technology (N)                                 75,000           2,032
SimpleTech, Inc. (AE)(N)                               17,300             189
Standard Microsystems Corp. (AE)(N)                     8,000             223
Sun Microsystems, Inc. (AE)                           221,100           1,468
Techwell, Inc. (AE)(N)                                  9,800             168
Texas Instruments, Inc.                                72,350           2,257
Transaction Systems Architects, Inc. (AE)(N)            4,200             152
Transwitch Corp. (AE)                                  49,800              68
Trizetto Group, Inc. (The) (AE)(N)                      6,200             128
Ultimate Software Group, Inc. (AE)(N)                   8,200             200
Varian, Inc. (AE)(N)                                    1,400              75
VeriFone Holdings, Inc. (AE)(N)                         2,900             116
Vignette Corp. (AE)(N)                                  7,800             140
Zhone Technologies, Inc. (AE)(N)                       63,700              75
                                                                 ------------
                                                                       38,983
                                                                 ------------

Utilities - 0.9%
Comcast Corp. Class A (AE)                              1,980              88
Leap Wireless International, Inc. (AE)                  3,100             203
Level 3 Communications, Inc. (AE)(N)                   35,100             218
MDU Communications International, Inc. (AE)            29,200              22
NII Holdings, Inc. (AE)                                15,200           1,123
                                                                 ------------
                                                                        1,654
                                                                 ------------

TOTAL COMMON STOCKS
(cost $153,680)                                                       179,538
                                                                 ------------

SHORT-TERM INVESTMENTS - 4.3%
Russell Investment Company
   Money Market Fund                                7,109,000           7,109
United States Treasury Bills (c)(z)(sec.)
   4.968% due 03/15/07                                  1,000             994
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $8,103)                                                           8,103
                                                                 ------------

OTHER SECURITIES - 24.7%
Russell Investment Company
   Money Market Fund (X)                           11,450,076          11,450

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
State Street Securities Lending Quality Trust
   (X)                                             34,910,486          34,910
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $46,360)                                                         46,360
                                                                 ------------

TOTAL INVESTMENTS - 124.8%
(identified cost $208,143)                                            234,001

OTHER ASSETS AND LIABILITIES,
NET - (24.8%)                                                         (46,436)
                                                                 ------------

NET ASSETS - 100.0%                                                   187,565
                                                                 ============

See accompanying notes which are an integral part of the schedules of investments.

 140  Select Growth Fund

RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Nasdaq 100 Index (CME)
   expiration date 03/07 (13)                               2,343                (32)

Russell 1000 Growth Index
   expiration date 03/07 (11)                               3,136                 34

S&P 500 E-Mini Index (CME)
   expiration date 03/07 (12)                                 866                  8

S&P 500 Index (CME)
   expiration date 03/07 (5)                                1,804                 11
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                         21
                                                                     ===============

           See accompanying notes which are an integral part of the schedules of investments.

                                                         Select Growth Fund  141

RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 93.5%
Auto and Transportation - 2.5%
Airtran Holdings, Inc. (AE)(N)                         36,138             400
Alexander & Baldwin, Inc. (N)                          10,964             542
Burlington Northern Santa Fe Corp.                     15,220           1,223
Continental AG - ADR                                   16,300           1,976
Fleetwood Enterprises, Inc. (AE)(N)                    33,672             310
General Maritime Corp. (N)                             11,670             426
Keystone Automotive Industries, Inc. (AE)(N)           16,712             599
Norfolk Southern Corp.                                 15,550             772
Polaris Industries, Inc. (N)                           17,700             828
Tenneco, Inc. (AE)                                     15,006             349
TNT NV - ADR                                           40,700           1,848
United Parcel Service, Inc. Class B                    14,700           1,062
Visteon Corp. (AE)(N)                                  52,574             421
Wabtec Corp.                                           19,550             626
                                                                 ------------
                                                                       11,382
                                                                 ------------

Consumer Discretionary - 9.1%
99 Cents Only Stores (AE)(N)                           35,775             531
Accenture, Ltd. Class A                                33,760           1,274
Arbitron, Inc. (N)                                     14,574             676
Black & Decker Corp.                                    8,400             733
Brinker International, Inc.                            22,500             710
Casual Male Retail Group, Inc. (AE)                    39,398             492
Corinthian Colleges, Inc. (AE)(N)                      37,678             492
Cost Plus, Inc. (AE)(N)                                54,704             563
Cox Radio, Inc. Class A (AE)(N)                        23,751             372
DeVry, Inc. (N)                                        19,015             535
Diamond Management & Technology Consultants,
   Inc. Class A (N)                                    44,735             558
Expedia, Inc. (AE)                                     27,400             588
Family Dollar Stores, Inc.                             27,000             875
Federated Department Stores, Inc.                      34,010           1,411
Foot Locker, Inc.                                      49,900           1,120
Gap, Inc. (The)                                        59,400           1,139
Grupo Televisa SA - ADR                                34,900           1,028
Hanesbrands, Inc. (AE)                                  3,271              84
Hasbro, Inc. (N)                                       58,570           1,663
Home Depot, Inc.                                       29,600           1,206
InterActiveCorp (AE)                                   13,800             530
Jarden Corp. (AE)(N)                                   15,064             552
Kimberly-Clark Corp.                                   34,500           2,394
Liberty Media Corp. - Interactive (AE)                 57,000           1,389
Liberty Media Holding Corp.
   Series A (AE)                                       24,900           2,547
Limited Brands, Inc.                                   63,000           1,760
McDonald's Corp.                                       60,000           2,661
Nautilus, Inc.                                         27,563             450
New York Times Co. Class A (N)                         10,770             249
Nike, Inc. Class B                                     14,160           1,399
NTL, Inc.                                              52,900           1,442

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
O'Charleys, Inc. (AE)(N)                               27,193             578
OfficeMax, Inc.                                        10,300             497
Omnicom Group, Inc.                                     7,800             821
Phillips-Van Heusen Corp.                              11,900             656
RR Donnelley & Sons Co.                                18,500             686
School Specialty, Inc. (AE)(N)                         11,712             456
Sears Holdings Corp. (AE)                               3,100             548
ServiceMaster Co. (The) (N)                            48,500             633
Sturm Ruger & Co., Inc. (AE)(N)                        46,513             484
TJX Cos., Inc.                                         54,000           1,597
Viacom, Inc. Class A (AE)                              21,047             856
Walt Disney Co. (The)                                  43,350           1,525
WPP Group PLC - ADR (N)                                 5,540             408
                                                                 ------------
                                                                       41,168
                                                                 ------------

Consumer Staples - 5.1%
Altria Group, Inc.                                     76,200           6,659
Anheuser-Busch Cos., Inc.                              35,100           1,789
Coca-Cola Co. (The)                                    27,500           1,317
ConAgra Foods, Inc.                                    64,700           1,663
Cott Corp. (AE)(N)                                     31,828             451
CVS Corp. (N)                                          17,490             589
Del Monte Foods Co.                                     9,055             104
Diageo PLC - ADR                                       13,020           1,025
Hershey Co. (The) (N)                                  26,100           1,332
HJ Heinz Co.                                           31,200           1,470
Kellogg Co.                                            24,000           1,183
Lance, Inc.                                            20,317             432
Molson Coors Brewing Co. Class B                       18,700           1,511
Nestle SA - ADR                                        10,330             944
PepsiCo, Inc.                                          10,220             667
Procter & Gamble Co.                                   26,100           1,693
Tyson Foods, Inc. Class A (N)                          13,490             239
                                                                 ------------
                                                                       23,068
                                                                 ------------

Financial Services - 25.9%
Aflac, Inc.                                             9,470             451
Allstate Corp. (The)                                   57,650           3,468
American Express Co.                                   17,820           1,038
American International Group, Inc.                     44,300           3,032
Ameriprise Financial, Inc.                             13,800             814
Amvescap PLC - ADR (N)                                 46,300           1,128
Annaly Capital Management, Inc. (o)                    73,600           1,014
Assurant, Inc.                                         16,700             928
Astoria Financial Corp.                                21,900             648
Automatic Data Processing, Inc.                        20,900             997
Bank of America Corp.                                 232,185          12,208

 142  Select Value Fund

RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Bank of New York Co., Inc. (The) (N)                   39,280           1,572
Bear Stearns Cos., Inc. (The)                          11,400           1,879
Cedar Shopping Centers, Inc. (o)(N)                    18,623             312
Chubb Corp.                                            12,400             645
Cigna Corp.                                             9,200           1,218
Citigroup, Inc.                                       168,210           9,273
Colonial BancGroup, Inc. (The) (N)                     28,000             687
Countrywide Financial Corp.                            58,800           2,557
Covanta Holding Corp. (AE)(N)                          35,200             833
Credit Suisse Group - ADR                              16,800           1,194
Cullen/Frost Bankers, Inc.                             11,600             621
Fannie Mae                                             32,900           1,860
Federated Investors, Inc. Class B                      33,000           1,165
First Horizon National Corp. (N)                       17,100             746
First Industrial Realty Trust, Inc. (o)(N)             10,517             497
First Marblehead Corp. (The) (N)                        9,160             498
Franklin Resources, Inc.                                5,940             708
Freddie Mac                                             6,730             437
Fremont General Corp. (N)                              21,136             287
GATX Corp. (N)                                         10,066             459
Genworth Financial, Inc. Class A                       32,130           1,121
Goldman Sachs Group, Inc.                              13,810           2,930
H&R Block, Inc.                                        32,200             792
Hanover Insurance Group, Inc. (The)                     9,602             461
Hartford Financial Services Group, Inc.                25,210           2,393
Huntington Bancshares, Inc. (N)                        49,600           1,155
Jones Lang LaSalle, Inc.                               12,700           1,327
JPMorgan Chase & Co.                                  130,200           6,631
KeyCorp                                                33,500           1,279
Kronos, Inc. (AE)(N)                                   11,902             452
Legg Mason, Inc.                                       19,700           2,066
Lehman Brothers Holdings, Inc.                         47,230           3,884
Lincoln National Corp.                                 15,100           1,014
MBIA, Inc.                                             19,600           1,408
Mellon Financial Corp. (N)                             22,950             981
Mercury General Corp. (N)                              13,200             689
Merrill Lynch & Co., Inc.                              70,110           6,560
Metlife, Inc.                                          52,000           3,230
MGIC Investment Corp. (N)                              16,300           1,006
Morgan Stanley                                         11,200             927
New York Community Bancorp, Inc. (N)                   64,300           1,086
Northern Trust Corp.                                   23,800           1,446
PNC Financial Services Group, Inc.                     19,580           1,444
Protective Life Corp.                                  13,600             665
Prudential Financial, Inc.                             13,400           1,194
South Financial Group, Inc. (The) (N)                  29,600             765
St. Paul Travelers Cos., Inc. (The)                    28,600           1,454
Sun Communities, Inc. (o)                              10,765             340
SunTrust Banks, Inc.                                   41,210           3,425
UBS AG                                                 63,410           3,996
US Bancorp                                             73,900           2,631

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
W Holding Co., Inc.                                     7,819              41
Wachovia Corp.                                         16,600             938
Washington Mutual, Inc. (N)                            68,900           3,072
Westamerica Bancorporation (N)                          8,360             417
Wilmington Trust Corp.                                 24,600           1,032
                                                                 ------------
                                                                      117,426
                                                                 ------------

Health Care - 11.0%
Abbott Laboratories                                     8,150             432
AmerisourceBergen Corp. Class A                        24,300           1,273
Amgen, Inc. (AE)                                       65,100           4,581
Biogen Idec, Inc. (AE)(N)                              66,815           3,230
Boston Scientific Corp. (AE)                           91,100           1,681
Caremark Rx, Inc.                                       5,760             353
Chattem, Inc. (AE)(N)                                  11,806             678
Diversa Corp. (AE)(N)                                  28,430             290
Eli Lilly & Co.                                        36,730           1,988
Gentiva Health Services, Inc. (AE)(N)                  32,354             641
Genzyme Corp. (AE)                                     41,200           2,708
Haemonetics Corp. (AE)(N)                               8,271             399
Johnson & Johnson                                      65,800           4,395
KV Pharmaceutical Co. (AE)(N)                          25,151             635
LifePoint Hospitals, Inc. (AE)(N)                       8,321             283
Matria Healthcare, Inc. (AE)(N)                        22,141             612
McKesson Corp.                                         14,500             808
Medco Health Solutions, Inc. (AE)                      15,800             935
Medtronic, Inc.                                        60,400           3,228
Merck & Co., Inc.                                      67,920           3,039
Par Pharmaceutical Cos., Inc. (AE)(N)                  26,671             704
Pfizer, Inc.                                          127,300           3,340
PolyMedica Corp. (N)                                   16,281             652
PSS World Medical, Inc. (AE)                           15,562             311
Sunrise Senior Living, Inc. (AE)(N)                    14,759             528
SurModics, Inc. (AE)                                    2,884             104
Thermo Fisher Scientific, Inc. (AE)                    16,200             775
UnitedHealth Group, Inc.                               64,750           3,384
US Physical Therapy, Inc. (AE)                         22,491             317
WellPoint, Inc. (AE)                                   62,090           4,867
Wyeth                                                  54,150           2,676
                                                                 ------------
                                                                       49,847
                                                                 ------------

Integrated Oils - 4.5%
Chevron Corp.                                          67,852           4,945
ConocoPhillips                                         49,310           3,275
Exxon Mobil Corp.                                     123,960           9,185
Hess Corp.                                             23,980           1,295

                                                          Select Value Fund  143

RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Marathon Oil Corp.                                      7,600             687
Total SA - ADR                                         17,960           1,222
                                                                 ------------
                                                                       20,609
                                                                 ------------

Materials and Processing - 7.4%
Acuity Brands, Inc. (N)                                10,340             600
Air Products & Chemicals, Inc.                         10,360             773
Albemarle Corp.                                        11,900             928
American Standard Cos., Inc. (N)                       62,900           3,107
Avery Dennison Corp.                                    8,500             581
Bowater, Inc. (N)                                       3,930             107
Brush Engineered Materials, Inc. (AE)(N)               15,066             498
Celanese Corp. Class A (N)                             30,500             801
Chemtura Corp. (N)                                     51,200             590
Chicago Bridge & Iron Co. NV                           23,200             689
Commercial Metals Co. (N)                              17,399             472
Dow Chemical Co. (The) (N)                             44,840           1,863
EI Du Pont de Nemours & Co.                            19,400             961
Freeport-McMoRan Copper & Gold, Inc. Class B (N)       47,500           2,732
International Paper Co.                                45,450           1,532
LSI Industries, Inc.                                    7,160             137
Lubrizol Corp.                                         13,900             716
Lyondell Chemical Co. (N)                              13,500             427
Masco Corp. (N)                                        73,460           2,350
MeadWestvaco Corp.                                     21,300             642
Modtech Holdings, Inc. (AE)(N)                         43,809             205
Nalco Holding Co. (AE)                                 11,680             268
Packaging Corp. of America                             26,700             610
PPG Industries, Inc. (N)                               21,070           1,397
Praxair, Inc.                                          12,460             786
Precision Castparts Corp.                              35,200           3,129
RPM International, Inc.                                33,100             769
Sherwin-Williams Co. (The)                              8,320             575
Smurfit-Stone Container Corp. (AE)(N)                  17,360             187
Spartech Corp.                                         21,634             606
Steel Dynamics, Inc. (N)                               16,200             635
Syngenta AG - ADR                                      32,590           1,208
Teck Cominco, Ltd. Class B (N)                         21,600           1,595
Timken Co.                                             23,000             658
Valspar Corp.                                          20,100             566
                                                                 ------------
                                                                       33,700
                                                                 ------------

Miscellaneous - 2.4%
3M Co.                                                 16,000           1,189
Brunswick Corp.                                        20,200             689
Eaton Corp.                                             1,700             133
General Electric Co.                                   70,400           2,538
Johnson Controls, Inc.                                  5,550             513
SPX Corp. (N)                                          10,800             758
Textron, Inc.                                          27,200           2,534
Trinity Industries, Inc. (N)                           49,050           1,876

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Tyco International, Ltd.                               16,100             514
                                                                 ------------
                                                                       10,744
                                                                 ------------

Other Energy - 5.0%
Anadarko Petroleum Corp.                               15,600             682
Apache Corp.                                           11,080             809
Chesapeake Energy Corp.                               111,300           3,296
Devon Energy Corp.                                     51,750           3,627
Dynegy, Inc. Class A (AE)                               2,043              14
Encore Acquisition Co. (AE)(N)                         18,749             487
EOG Resources, Inc.                                    35,310           2,441
Forest Oil Corp. (AE)(N)                               12,153             388
Global Industries, Ltd. (AE)                           26,998             364
Hanover Compressor Co. (AE)(N)                         29,867             578
Matrix Service Co. (AE)(N)                             31,761             585
National-Oilwell Varco, Inc. (AE)                      42,400           2,571
Noble Corp. (N)                                         5,050             378
Sunoco, Inc.                                           13,700             865
Tesoro Corp.                                            7,700             634
Transocean, Inc. (AE)                                  23,300           1,803
Valero Energy Corp.                                    33,700           1,829
Whiting Petroleum Corp. (AE)(N)                        10,420             475
Williams Cos., Inc.                                    26,500             715
                                                                 ------------
                                                                       22,541
                                                                 ------------

Producer Durables - 7.4%
Agilent Technologies, Inc. (AE)                        97,200           3,110
Alcatel-Lucent - ADR                                   60,300             784
BE Aerospace, Inc. (AE)                                19,179             571
Boeing Co.                                             44,200           3,959
C&D Technologies, Inc. (N)                             79,696             430
Champion Enterprises, Inc. (AE)(N)                     53,342             438
Cooper Industries, Ltd. Class A (N)                     2,240             205
Deere & Co.                                            21,870           2,193
Esterline Technologies Corp. (AE)(N)                   11,199             448
Federal Signal Corp.                                   33,187             545
General Cable Corp. (AE)(N)                            17,073             736
Goodrich Corp.                                         46,500           2,279
IDEX Corp.                                              7,981             414
Lockheed Martin Corp.                                  44,760           4,350
Mettler Toledo International, Inc. (AE)                 2,700             224
Nokia OYJ - ADR                                        71,000           1,569
Northrop Grumman Corp.                                 51,300           3,639
Pentair, Inc. (N)                                      27,300             851
Robbins & Myers, Inc.                                  18,240             793
Steelcase, Inc. Class A                                27,300             535
Terex Corp. (AE)                                       22,600           1,286

 144  Select Value Fund

RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Toll Brothers, Inc. (AE)(N)                             8,300             281
United Technologies Corp.                              38,020           2,586
Varian Semiconductor Equipment Associates, Inc.
   (AE)(N)                                              7,641             314
WW Grainger, Inc.                                      10,450             812
                                                                 ------------
                                                                       33,352
                                                                 ------------

Technology - 5.7%
American Science & Engineering, Inc. (AE)(N)            9,014             493
Analog Devices, Inc.                                   25,470             834
CACI International, Inc. Class A (AE)(N)                8,917             419
Cisco Systems, Inc. (AE)                               15,580             414
Dell, Inc. (AE)                                        33,900             822
DRS Technologies, Inc. (N)                              9,112             505
General Dynamics Corp.                                 35,300           2,759
GTSI Corp. (AE)(N)                                      3,851              36
Harris Corp.                                           15,900             808
Hewlett-Packard Co.                                   127,500           5,518
Intel Corp.                                           194,810           4,083
International Business Machines Corp.                   8,400             833
Linear Technology Corp.                                20,500             634
LSI Logic Corp. (AE)(N)                               312,000           2,933
Mantech International Corp. Class A (AE)               14,594             498
Micron Technology, Inc. (AE)                           48,900             633
Oracle Corp. (AE)                                      61,390           1,053
Rockwell Automation, Inc. (N)                          12,140             743
Seagate Technology, Inc. (AE)                           1,900              --
Synopsys, Inc. (AE)(N)                                 37,500             998
Varian, Inc. (AE)(N)                                   10,028             537
Western Digital Corp. (AE)                             25,400             498
                                                                 ------------
                                                                       26,051
                                                                 ------------

Utilities - 7.5%
Alaska Communications Systems Group, Inc. (N)          40,912             661
Alltel Corp.                                           60,800           3,726
America Movil SA de CV Series L                        50,300           2,231
American Electric Power Co., Inc.                      36,600           1,593
Aqua America, Inc. (N)                                 33,000             733
AT&T, Inc.                                             86,600           3,258
China Mobile, Ltd. - ADR (N)                           56,700           2,617
Citizens Communications Co. (N)                        59,200             868
Comcast Corp. Class A (AE)                             28,800           1,276
Consolidated Edison, Inc. (N)                           6,600             319
Dominion Resources, Inc.                               31,110           2,580
Edison International                                   16,400             738
Embarq Corp.                                            9,977             554
Entergy Corp.                                           7,510             697

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
FPL Group, Inc. (N)                                    20,960           1,187
NiSource, Inc. (N)                                     25,900             616
Pepco Holdings, Inc.                                   26,500             678
PPL Corp.                                               7,470             266
Progress Energy, Inc. - CVO                             1,300              --
Public Service Enterprise Group, Inc. (N)               3,370             226
Rogers Communications, Inc. Class B                    28,100             870
SCANA Corp.                                             7,200             293
Sprint Nextel Corp.                                   169,490           3,022
TECO Energy, Inc. (N)                                  23,500             399
TELUS Corp. Class A                                     3,800             176
TXU Corp.                                              13,240             716
Verizon Communications, Inc.                           56,640           2,182
Vodafone Group PLC - ADR                               34,481           1,013
Windstream Corp. (AE)                                  45,400             678
                                                                 ------------
                                                                       34,173
                                                                 ------------
TOTAL COMMON STOCKS
(cost $340,367)                                                       424,061
                                                                 ------------
SHORT-TERM INVESTMENTS - 6.0%
Russell Investment Company
   Money Market Fund                               25,756,000          25,756
United States Treasury Bills (c)(z)(sec.)
   4.968% due 03/15/07                                  1,500           1,492
                                                                 ------------
TOTAL SHORT-TERM INVESTMENTS
(cost $27,248)                                                         27,248
                                                                 ------------
OTHER SECURITIES - 15.3%
Russell Investment Company
   Money Market Fund (X)                           17,086,209          17,086
State Street Securities Lending
   Quality Trust (X)                               52,094,664          52,095
                                                                 ------------
TOTAL OTHER SECURITIES
(cost $69,181)                                                         69,181
                                                                 ------------
TOTAL INVESTMENTS - 114.8%
(identified cost $436,796)                                            520,490
OTHER ASSETS AND LIABILITIES,
NET - (14.8%)                                                         (67,117)
                                                                 ------------

NET ASSETS - 100.0%                                                   453,373
                                                                 ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                          Select Value Fund  145

RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 1000 Value Index
   expiration date 03/07 (29)                              12,017                214

S&P 500 E-Mini Index (CME)
   expiration date 03/07 (19)                               1,371                 15

S&P 500 Index (CME)
   expiration date 03/07 (39)                              14,069                107
                                                                     ---------------

Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts                                                                     336
                                                                     ===============

See accompanying notes which are an integral part of the schedules of investments.

 146  Select Value Fund

RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
FOOTNOTES:

(AE)  Nonincome-producing security.
(I)   Forward commitment.
(E) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(f) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(o)   Real Estate Investment Trust (REIT).
(u)   Bond is insured by a guarantor.
(B)   Illiquid security.
(ffl) In default.
(c)   At amortized cost, which approximates market.
(z)   Rate noted is yield-to-maturity from date of acquisition.
(ae) Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(sec.)All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(X) The security is purchased with the cash collateral from the securities loaned.
(N)   All or a portion of the shares of this security are on loan.
(p) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(A)   Illiquid and restricted security.
(a)   Currency balances were held in connection with futures contracts purchased
      (sold), options written, or swaps entered into by the Fund. See Note 2.
(U) All or a portion of the shares of this security are held as collateral in connection with securities sold short.

ABBREVIATIONS:

ADR - American Depositary Receipt
ADS - American Depositary Share
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
REMIC - Real Estate Mortgage Investment Conduit
STRIP - Separate Trading of Registered Interest and Principal of Securities TBA - To Be Announced Security

FOREIGN CURRENCY ABBREVIATIONS:

ARS - Argentine peso                     HKD - Hong Kong dollar                   PHP - Philippine peso
AUD - Australian dollar                  HUF - Hungarian forint                   PKR - Pakistani rupee
BRL - Brazilian real                     IDR - Indonesian rupiah                  PLN - Polish zloty
CAD - Canadian dollar                    ILS - Israeli shekel                     RUB - Russian ruble
CHF - Swiss franc                        INR - Indian rupee                       SEK - Swedish krona
CLP - Chilean peso                       ISK - Iceland Krona                      SGD - Singapore dollar
CNY - Chinese renminbi yuan              ITL - Italian lira                       SKK - Slovakian koruna
COP - Colombian peso                     JPY - Japanese yen                       THB - Thai baht
CRC - Costa Rica colon                   KES - Kenyan schilling                   TRY - Turkish lira
CZK - Czech koruna                       KRW - South Korean won                   TWD - Taiwanese dollar
DKK - Danish krone                       MXN - Mexican peso                       USD - United States dollar
EGP - Egyptian pound                     MYR - Malaysian ringgit                  VEB - Venezuelan bolivar
EUR - Euro                               NOK - Norwegian krone                    VND - Vietnamese dong
GBP - British pound sterling             NZD - New Zealand dollar                 ZAR - South African rand
                                         PEN - Peruvian nouveau sol

                                          Notes to Schedules of Investments  147

RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO QUARTERLY REPORT -- JANUARY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Russell Investment Company (the "Investment Company" or "RIC") is a series investment company with 34 different investment portfolios referred to as Funds. This Quarterly Report reports on eleven of these Funds. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002. The Investment Company's master trust agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

   On July 1, 2006, Frank Russell Investment Company changed its name to Russell Investment Company and Frank Russell Investment Management Company changed its name to Russell Investment Management Company ("RIMCo").

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of these schedules of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

   Security Valuation

   The Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days at the time of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the Securities Valuation Procedures to RIMCo.

   Ordinarily, the Funds value each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Fund securities are valued at the close of the market on which they are traded as follows:

   - US listed equities; equity and fixed income options: Last sale price; last bid price if no last sale price;

   - US over-the-counter equities: Official closing price; last bid price if no closing price;

   - Listed ADRs/GDRs: Last sale price; last bid price if no sales;

   - Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

   - Futures: Settlement price.

   - Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier.

   - The value of swap agreements are equal to the Funds' obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

   - Equity securities traded on a national securities foreign exchange or an over the counter market (foreign or domestic) are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

   If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security's fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Fair Value Procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Fund's Board of Trustees believes reflects fair value. The use of

 148  Notes to Quarterly Report

RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

   This policy is intended to assure that the Funds' net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund shares is determined may be reflected in the calculation of net asset values for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund's net asset value. RIC Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. RIC Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. RIC Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the US securities market (defined in the Fair Value Procedures as the movement by any two of four major US Indexes greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

   Because foreign securities can trade on non-business days, the net asset value of a Fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

   In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds financial statement disclosure.

   Investment Transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

   Investment Income

   Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

   Foreign Currency Translations

   The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

   (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

   (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

   Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year-end, as a result of changes in the exchange rates.

   The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with

                                                  Notes to Quarterly Report  149

RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

   Derivatives

   To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, swaptions, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

   The Funds typically use derivatives in two ways: hedging and return enhancement. The Funds may use a hedging strategy for their cash reserves to achieve a strategy of being fully invested by exposing those reserves to the performance of appropriate markets by purchasing equity or fixed income securities, as appropriate, and/or derivatives. Hedging is also used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   Foreign Currency Exchange Contracts

   In connection with portfolio purchases and sales of securities denominated in a foreign currency, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). The International Fund may enter into foreign currency forward overlays on liquidity reserve balances. Additionally, from time to time the International, Emerging Markets, Short Duration Bond, Fixed Income I and Fixed Income III Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at January 31, 2007, are presented on the Schedule of Investments for the applicable Funds.

   Forward Commitments

   The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

   Loan Agreements

   The Fixed Income I Fund and Fixed Income III Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on

 150  Notes to Quarterly Report

RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   the loan. At the period ended January 31, 2007, there were no unfunded loan commitments in the Fixed Income I Fund or Fixed Income III Fund.

   Options

   The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

   When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

   Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

   The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

   Futures Contracts

   The Funds presented herein may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of January 31, 2007, the Emerging Markets Fund, International Fund, and the Fixed Income III Fund had cash collateral balances of $2,600,000, $3,869,245, and $106,029 respectively in connection with futures contracts purchased (sold).

   Swap Agreements

   The Funds may enter into several different types of agreements including interest rate, index, credit default and currency swaps.

   The Funds may enter into index swap agreements as an additional hedging strategy for cash reserves held by those Funds or to effect investment transactions consistent with these Funds' investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties.

                                                  Notes to Quarterly Report  151

RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   The Short Duration Bond, Fixed Income I, Fixed Income III and International Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

   Interest rate swaps are a counterparty agreement and can be customized to meet each parties needs and involves the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by a series of interest payments that are exchanged based on the principal cash flow. At maturity the principal amounts are exchanged back. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on their obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

   The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. To the extent that the Fund enters into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Fund's obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

   Short Sales

   The Equity Q Fund may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The making of short sales exposes the Fund to the risk of liability for the market value of the security that is sold (the amount of which liability increases as the market value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.

   Although the Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When the Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase additional securities or for any other permissible Fund purpose. To the extent necessary to meet collateral requirements, the Fund is required to pledge assets in a segregated account maintained by the Fund's custodian for the benefit of the broker. The Fund also may use securities it owns to meet any such collateral obligations. Until a Fund replaces a borrowed security in connection with a short sale, the Fund will:
   (a) maintain daily a segregated account, containing cash, cash equivalents, or liquid marketable securities, at such a level that the amount deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of sections 7 and 8 of the Securities Exchange Act of 1934, as amended; or
   (b) otherwise cover its short position in accordance with positions taken by the staff of the SEC (e.g., taking an offsetting long position in the security sold short). As of January 31, 2007, $222,399,481 was held as collateral.

   Investments in Emerging Markets

   Investing in emerging markets may involve special risks and considerations for the Emerging Markets Fund and International Fund not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments.

 152  Notes to Quarterly Report

RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

   Guarantees

   In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

   Mortgage-Related and Other Asset-Backed Securities

   Certain Funds may invest in mortgage or other asset-backed securities. Theses securities include mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage backed securities ("SMBSs") and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

   One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or "IO" class), while the other class will receive all of the principal (the principal-only, or "PO" class). Payments received for the IOs are included in interest income on the Statement of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

   Inflation-Indexed Bonds

   Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

3. INVESTMENT TRANSACTIONS

   Written Options Contracts

   Transactions in written options contracts for the period ended January 31, 2007 for the following Funds were as follows:

                                                     INTERNATIONAL FUND                           FIXED INCOME I FUND
                                         ------------------------------------------    ------------------------------------------
                                              NUMBER OF              PREMIUMS               NUMBER OF              PREMIUMS
                                              CONTRACTS              RECEIVED               CONTRACTS              RECEIVED
   ------------------------------------------------------------------------------------------------------------------------------
   Outstanding October 31, 2006                          214    $           968,061                    574    $           208,180
   Opened                                                527              2,536,630                  1,856                301,643
   Closed                                               (501)            (2,399,617)                (1,290)              (222,803)
   Expired                                                --                     --                   (255)               (98,793)
                                         -------------------    -------------------    -------------------    -------------------
   Outstanding January 31, 2007                          240    $         1,105,074                    885    $           188,227
                                         ===================    ===================    ===================    ===================

                                                  Notes to Quarterly Report  153

RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

                                                   FIXED INCOME III FUND                         EMERGING MARKETS FUND
                                         ------------------------------------------    ------------------------------------------
                                              NUMBER OF              PREMIUMS               NUMBER OF              PREMIUMS
                                              CONTRACTS              RECEIVED               CONTRACTS              RECEIVED
   ------------------------------------------------------------------------------------------------------------------------------
   Outstanding October 31, 2006                          410    $           654,309                    626    $           828,429
   Opened                                              1,714                490,269                    596                854,485
   Closed                                             (1,152)              (213,778)                  (806)            (1,117,677)
   Expired                                              (179)               (98,954)                    --                     --
                                         -------------------    -------------------    -------------------    -------------------
   Outstanding January 31, 2007                          793    $           831,846                    416    $           565,237
                                         ===================    ===================    ===================    ===================

                                                  SHORT DURATION BOND FUND
                                         ------------------------------------------
                                              NUMBER OF              PREMIUMS
                                              CONTRACTS              RECEIVED
   --------------------------------------------------------------------------------
   Outstanding October 31, 2006                          415    $           773,315
   Opened                                                  4                272,185
   Closed                                               (352)              (336,076)
   Expired                                               (42)              (117,035)
                                         -------------------    -------------------
   Outstanding January 31, 2007                           25    $           592,389
                                         ===================    ===================

   Securities Lending

   The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral is invested by the securities lending agent, State Street Bank and Trust Company ("State Street") in short-term instruments, money market mutual funds and other short-term investments that meet certain quality and diversification requirements. Cash collateral invested in money market funds is included in the Schedules of Investments. The collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for non-US securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

   As of January 31, 2007, the non-cash collateral received for the securities on loan in the following funds was:

                                                 NON-CASH
   FUNDS                                     COLLATERAL VALUE        NON-CASH COLLATERAL HOLDING
   ------------------------------------------------------------------------------------------------
   Equity Q                               $              627,141   Pool of US Government Securities
   International                                         267,684   Pool of US Government Securities

4. RELATED PARTIES

   The Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses), and also may invest a portion of the collateral received from the Investment Company's securities lending program in the Investment Company's Money Market Fund (one of the Funds of the Investment Company not presented herein). As of January 31, 2007, $843,306,704 of the Money Market Fund's net assets represents investment by the Funds presented herein, and $1,783,802,403 represents investment of other RIC Funds not presented herein.

 154  Notes to Quarterly Report

RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

5. FEDERAL INCOME TAXES

   At January 31, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                 EQUITY I               EQUITY II              EQUITY Q
   ----------------------------------------------------------------------------------------------------------
   Cost of Investments                      $     1,648,650,617    $       759,084,473    $     1,564,355,741
                                            ===================    ===================    ===================
   Unrealized Appreciation                  $       281,454,435    $        99,683,049    $       309,418,690
   Unrealized Depreciation                          (11,403,142)           (11,230,404)           (12,383,871)
                                            -------------------    -------------------    -------------------
   Net Unrealized Appreciation
      (Depreciation)                        $       270,051,293    $        88,452,645    $       297,034,819
                                            ===================    ===================    ===================

                                            INTERNATIONAL         FIXED INCOME I        FIXED INCOME III       EMERGING MARKETS
   ------------------------------------------------------------------------------------------------------------------------------
   Cost of Investments                   $     2,000,855,649    $     1,863,220,337    $     1,143,034,899    $       956,568,452
                                         ===================    ===================    ===================    ===================
   Unrealized Appreciation               $       398,641,190    $         8,413,719    $           646,881    $       385,829,960
   Unrealized Depreciation                       (12,141,768)           (18,545,893)              (583,896)           (12,343,017)
                                         -------------------    -------------------    -------------------    -------------------
   Net Unrealized Appreciation
      (Depreciation)                     $       386,499,422    $       (10,132,174)   $            62,985    $       373,486,943
                                         ===================    ===================    ===================    ===================

                                             REAL ESTATE
                                             SECURITIES         SHORT DURATION BOND       SELECT GROWTH          SELECT VALUE
   ------------------------------------------------------------------------------------------------------------------------------
   Cost of Investments                   $     1,568,696,028    $     1,196,528,378    $       209,465,346    $       438,236,969
                                         ===================    ===================    ===================    ===================
   Unrealized Appreciation               $       975,475,623    $         1,226,915    $        27,086,251    $        85,336,349
   Unrealized Depreciation                          (659,678)            (9,500,947)            (2,550,788)            (3,083,127)
                                         -------------------    -------------------    -------------------    -------------------
   Net Unrealized Appreciation
      (Depreciation)                     $       974,815,945    $        (8,274,032)   $        24,535,463    $        82,253,222
                                         ===================    ===================    ===================    ===================

6. RESTRICTED SECURITIES

   Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

   A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

                                                  Notes to Quarterly Report  155

RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   The following table lists restricted securities held by a Fund that are illiquid. The following table does not include (1) securities deemed liquid by RIMCo or a money manager pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on the Fund's Schedule of Investments.

                                                              PRINCIPAL                              COST          MARKET VALUE
         FUND - % OF NET ASSETS            ACQUISITION        AMOUNT ($)      COST PER UNIT         (000)             (000)
               SECURITIES                      DATE           OR SHARES             $                 $                 $
   -----------------------------------------------------------------------------------------------------------------------------
   Fixed Income I Fund - 1.6%
   Aames Mortgage Investment Trust              09/08/05           826,984             99.98               827               827
   Aiful Corp.                                  11/29/05           300,000             98.88               297               290
   Air 2 US                                     01/10/07           486,150            105.76               514               504
   ASIF Global Financing XIX                    05/18/05            50,000             99.79                50                49
   Banco Mercantil del Norte SA                 01/23/07           445,000            101.42               451               449
   Citigroup Mortgage Loan Trust,
      Inc.                                      10/18/06         1,857,601             99.92             1,856             1,858
   Citizens Property Insurance Corp.            01/23/07           505,000            114.30               577               592
   Corp. Nacional del Cobre de Chile            10/19/06           100,000             99.30                99               102
   Countrywide Home Loan Mortgage Pass
      Through Trust                             09/21/05         1,234,931            100.00             1,235             1,242
   CVS Lease Pass Through                       01/09/07           189,685             99.95               190               187
   DG Funding Trust                             11/04/03               152         10,575.58             1,607             1,600
   Gaz Capital for Gazprom                      11/17/06           100,000            100.00               100                99
   Gaz Capital for Gazprom                      11/17/06           330,000            100.00               330               326
   Gaz Capital for Gazprom                      11/17/06           990,000             99.87               989               977
   Glitnir Banki HF                             06/12/06           450,000             99.92               450               465
   Glitnir Banki HF                             07/21/06           270,000            100.00               270               277
   ILFC E-Capital Trust II                      09/20/06           290,000             99.55               289               295
   Kaupthing Bank Hf                            10/03/06           100,000             99.50                99               100
   Kaupthing Bank Hf                            05/12/06         1,250,000             99.50             1,244             1,320
   Mastr Reperforming Loan Trust                03/09/05           634,594            102.29               649               634
   Prime Mortgage Trust                         11/22/06         2,529,594             98.26             2,485             2,507
   Prime Mortgage Trust                         10/25/06         2,233,655             98.90             2,209             2,226
   RAAC Series                                  05/08/06         1,158,880            100.00             1,159             1,160
   Rabobank Capital Funding II                  05/23/05            20,000            101.80                20                19
   Rabobank Capital Funding Trust               05/19/05            40,000            100.77                40                39
   Resona Preferred Global Securities
      Cayman, Ltd.                              07/20/05           300,000            100.90               303               314
   Shinsei Finance Cayman, Ltd.                 03/22/06           400,000            100.00               400               398
   Sigma Finance, Inc.                          07/26/06           690,000            100.00               690               690
   SMFG Preferred Capital USD 1, Ltd.           12/13/06           670,000            100.01               670               659
   SMFG Preferred Capital USD 1, Ltd.           12/13/06           300,000            100.00               300               295
   TNK-BP Finance SA                            07/13/06           400,000             99.82               399               418
   Truman Capital Mortgage Loan Trust           07/27/06         1,749,718            100.00             1,750             1,750
                                                                                                                  --------------
                                                                                                                          22,668
                                                                                                                  ==============

 156  Notes to Quarterly Report

RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

                                                              PRINCIPAL                              COST          MARKET VALUE
         FUND - % OF NET ASSETS            ACQUISITION        AMOUNT ($)      COST PER UNIT         (000)             (000)
               SECURITIES                      DATE           OR SHARES             $                 $                 $
   -----------------------------------------------------------------------------------------------------------------------------
   Fixed Income III Fund - 0.7%
   Alion Science and Technology Corp.           01/26/07           305,000            101.44               309               307
   Aramark Corp.                                01/17/07           120,000            101.12               121               123
   Aramark Corp.                                01/17/07           125,000            100.00               125               127
   Banco Mercantil del Norte SA                 01/23/07           420,000            101.42               426               424
   Catlin Insurance Co., Ltd.                   01/11/07           505,000            100.00               505               510
   Citizens Property Insurance Corp.            01/23/07           485,000            114.30               554               569
   Cosan Finance, Ltd.                          01/19/07           490,000             98.32               482               480
   CVS Lease Pass Through                       12/12/06           314,478            100.16               315               309
   DG Funding Trust                             11/04/03               118         10,587.51             1,249             1,242
   Dresdner Bank AG                             04/09/03           760,000             94.17               716               718
   ISA Capital do Brasil SA                     01/19/07           104,000            100.00               104               104
   KBC Bank Funding Trust III                   01/26/07           165,000            110.81               183               183
   Travelport, Ltd.                             09/21/06           645,000            101.91               657               695
   Vitro SA de CV                               01/25/07           135,000             99.01               134               136
   Vitro SA de CV                               01/25/07           270,000             98.40               266               273
   Wimar Opco LLC                               01/03/07           345,000             99.75               344               343
                                                                                                                  --------------
                                                                                                                           6,543
                                                                                                                  ==============
   Emerging Markets Fund - 0.2%
   NovaTek OAO - GDR                            07/21/05            45,000          2,331.28             1,049             2,430
                                                                                                                  ==============
   Short Duration Bond Fund - 0.4%
   Arran Residential Mortgages Funding
      PLC                                       01/04/07           733,036            100.00               733               733
   DG Funding Trust                             11/04/03               219         10,537.12             2,308             2,307
   ICICI Bank, Ltd.                             01/09/07         1,100,000            100.00             1,100             1,103
                                                                                                                  --------------
                                                                                                                           4,143
                                                                                                                  ==============

   Illiquid securities and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees.

                                                  Notes to Quarterly Report  157

RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

SHAREHOLDER REQUESTS FOR ADDITIONAL INFORMATION -- JANUARY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
As a courtesy to Fund shareholders, a complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, and (iv) at the Securities and Exchange Commission's public reference room.

The Board has delegated to RIMCo, as RIC's investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee ("Committee") and has adopted written proxy voting policies and procedures ("P&P") and proxy voting guidelines ("Guidelines"). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. A description of the P&P, Guidelines and Portfolio Holdings Disclosure Policy are contained in the Funds' Statement of Additional Information ("SAI"). The SAI is available (i) free of charge, upon request, by calling the Fund at
(800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds' prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at
(800) 787-7354 or contact your financial institution and we will begin sending you individual copies thirty days after receiving your request.

If you wish to receive the Funds' prospectus and each annual and semi-annual report electronically, please call us at (800) 787-7354 or contact your financial institution.

 158  Shareholder Requests for Additional Information

(RUSSELL LOGO)


Russell Investment Company
909 A Street
Tacoma, Washington 98402

253-627-7001
800-787-7354
Fax: 253-591-3495

www.russell.com                                              36-08-068 (1 01/07)

ITEM 2. CONTROLS AND PROCEDURES

         (a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

         (b) There were no material changes in Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

         (a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RUSSELL INVESTMENT COMPANY

By:    /s/ Greg J. Stark
     ----------------------
         Greg J. Stark

         Principal Executive Officer and Chief Executive Officer

Date:   March 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Greg J. Stark
     ----------------------
         Greg J. Stark

         Principal Executive Officer and Chief Executive Officer

Date:   March 29, 2007



By:    /s/ Mark E. Swanson
     -------------------------
         Mark E. Swanson

         Principal Financial Officer, Principal Accounting Officer and Treasurer

Date:   March 29, 2007